UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549
FORM N-6
REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	File No. 333-137202
Pre-Effective Amendment No.	□
Post-Effective Amendment No. 22	☑
and/or
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	File No. 811-08301
Amendment No. 233	☑
(Check appropriate box or boxes.)
Nationwide VLI Separate Account-4

(Exact Name of Registrant)
Nationwide Life Insurance Company

(Name of Depositor)
One Nationwide Plaza, Columbus, Ohio 43215

(Address of Depositor's Principal Executive Offices) (Zip Code)
(614) 249-7111

Depositor's Telephone Number, including Area Code
Robert W. Horner, III, Vice President and Secretary
One Nationwide Plaza, Columbus, Ohio 43215

(Name and Address of Agent for Service)
May 1, 2018

Approximate Date of Proposed Public Offering
It is proposed that this filing will become effective (check appropriate box)
□ immediately upon filing pursuant to paragraph (b)
☑ on May 1, 2018 pursuant to paragraph (b)
□ 60 days after filing pursuant to paragraph (a)(1)
□ on (date) pursuant to paragraph (a)(1)
If appropriate, check the following box:
□ this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Next Generation Corporate Variable Universal Life®
Corporate Flexible Premium Variable Universal Life Insurance Policies
Issued by
Nationwide Life Insurance Company
through its
Nationwide VLI Separate Account-4
The date of this prospectus is May 1, 2018.
Variable life insurance is complex. This prospectus is designed to provide prospective policy owners with information about the policy that will assist them when making a decision whether or not to purchase the policy. Nationwide encourages prospective policy owners to take time to understand the policy and its potential benefits and risks. In consultation with their financial advisor, prospective policy owners should use this prospectus in conjunction with the policy and composite illustration to compare the benefits and risks of this policy against those of other life insurance policies.
The policy owner should read this entire prospectus, and the policy, and consult with a trusted financial advisor. To obtain additional information, including free copies of prospectuses for the mutual funds or a copy of the Statement of Additional Information, or to make service transaction requests, contact Nationwide using any of the methods described in Contacting the Service Center.
Telephone:	1-877-351-8808 (TDD: 1-800-238-3035)
Facsimile:	1-855-677-2357
Internet:	www.nationwide.com
U.S. Mail:	Nationwide Life Insurance Company Nationwide Business Solutions Group One Nationwide Plaza, 1-11-401 Columbus, OH 43215-2220
These securities have not been approved or disapproved by the SEC nor has the SEC passed upon the accuracy or adequacy of the prospectus. Any representation to the contrary is a criminal offense.
This prospectus is not an offering in any jurisdiction where such offering may not lawfully be made. Not all Riders, terms, conditions, benefits, programs, features and investment options are available or approved for use in every state. Contact the Service Center to review a copy of the policy and any Riders or endorsements. This prospectus contains all material rights and features of the policy.
The policy is NOT: insured by the Federal Deposit Insurance Corporation; a bank deposit; available in every state; or insured or endorsed by a bank or any federal government agency.
The policy may decrease in value to the point of being valueless because of poor Investment Experience.
The purpose of this policy is to provide life insurance protection for the beneficiary named by the policy owner. If the purchaser’s primary need is not life insurance protection, then purchasing this policy may not be in the best interest of the purchaser. Nationwide makes no claim that the policy is in any way similar or comparable to a systematic investment plan of a mutual fund.
If this policy is being purchased to replace existing life insurance, the purchaser should carefully consider the benefits, features, and costs of this policy versus those of the policy being replaced.
The policy includes an Enhancement Benefit which is a partial return of charges upon certain surrenders. Policies without such a benefit may have lower overall charges when compared to the policies described in this prospectus. The value of this benefit may be more than off-set by the higher overall charges associated with having such a benefit.
Nationwide offers a variety of variable universal life policies. Despite offering substantially similar features and investment options, certain policies may have lower overall charges than others including the policy described herein. These differences in charges may be attributable to differences in sales and related expenses incurred in one distribution channel versus another.
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The Sub-Accounts offered through this policy invest in the underlying mutual funds listed below. For a complete list of the available underlying mutual funds, including underlying mutual funds available prior to the date of this prospectus, see Appendix A: Underlying Mutual Fund Information. For more information on an underlying mutual fund, refer to the prospectus for the mutual fund. To obtain free copies of prospectuses for the underlying mutual funds, policy owners can contact Nationwide using any of the methods described in Contacting the Service Center.
•	AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Growth and Income Portfolio: Class A
•	AllianceBernstein Variable Products Series Fund, Inc. - AB VPS International Value Portfolio: Class A
•	AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Small/Mid Cap Value Portfolio: Class A
•	American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class I
•	American Century Variable Portfolios, Inc. - American Century VP Value Fund: Class I
•	American Funds Insurance Series® - Asset Allocation Fund: Class 2
•	American Funds Insurance Series® - Global Small Capitalization Fund: Class 2
•	American Funds Insurance Series® - Growth Fund: Class 2
•	American Funds Insurance Series® - International Fund: Class 2
•	American Funds Insurance Series® - New World Fund®: Class 2
•	BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class II
•	BlackRock Variable Series Funds, Inc. - BlackRock High Yield V.I. Fund: Class I
•	Delaware VIP Trust - Delaware VIP Small Cap Value Series: Service Class
•	Dreyfus Investment Portfolios - MidCap Stock Portfolio: Initial Shares
•	Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares
•	Dreyfus Stock Index Fund, Inc.: Initial Shares
•	Dreyfus Variable Investment Fund - Appreciation Portfolio: Initial Shares
•	Eaton Vance Variable Trust - Eaton Vance VT Floating-Rate Income Fund: Initial Class
•	Federated Insurance Series - Federated Fund for U.S. Government Securities II
•	Fidelity Variable Insurance Products - Emerging Markets Portfolio: Service Class
•	Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2015 Portfolio: Service Class
•	Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2020 Portfolio: Service Class
•	Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2025 Portfolio: Service Class
•	Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2030 Portfolio: Service Class
•	Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2035 Portfolio: Service Class
•	Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2040 Portfolio: Service Class
•	Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2045 Portfolio: Service Class
•	Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2050 Portfolio: Service Class
•	Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class
•	Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class
•	Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class
•	Fidelity Variable Insurance Products Fund - VIP Real Estate Portfolio: Service Class
•	Franklin Templeton Variable Insurance Products Trust - Franklin Mutual Global Discovery VIP Fund: Class 2
•	Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value VIP Fund: Class 2
•	Franklin Templeton Variable Insurance Products Trust - Templeton Foreign VIP Fund: Class 2
•	Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond VIP Fund: Class 1
•	Goldman Sachs Variable Insurance Trust - Goldman Sachs Small Cap Equity Insights Fund: Institutional Shares
•	Invesco - Invesco V.I. Growth and Income Fund: Series I Shares
•	Invesco - Invesco V.I. High Yield Fund: Series I Shares
•	Invesco - Invesco V.I. International Growth Fund: Series I Shares
•	Ivy Variable Insurance Portfolios - Advantus Real Estate Securities: Class II
•	Ivy Variable Insurance Portfolios - Growth: Class II
•	Ivy Variable Insurance Portfolios - Science and Technology: Class II
•	Janus Henderson VIT Balanced Portfolio: Service Shares
•	Janus Henderson VIT Enterprise Portfolio: Service Shares
•	Janus Henderson VIT Flexible Bond Portfolio: Service Shares
•	Janus Henderson VIT Global Technology Portfolio: Service Shares
•	JPMorgan Insurance Trust - JPMorgan Insurance Trust Mid Cap Value Portfolio: Class 1
•	JPMorgan Insurance Trust - JPMorgan Insurance Trust Small Cap Core Portfolio: Class 1
•	Lazard Retirement Series, Inc. - Lazard Retirement Emerging Markets Equity Portfolio: Service Shares
•	Legg Mason Partners Variable Equity Trust - ClearBridge Variable Small Cap Growth Portfolio: Class I
•	Lord Abbett Series Fund, Inc. - Bond Debenture Portfolio: Class VC
•	Lord Abbett Series Fund, Inc. - Short Duration Income Portfolio: Class VC
•	Lord Abbett Series Fund, Inc. - Total Return Portfolio: Class VC
•	MFS® Variable Insurance Trust - MFS Mid Cap Growth Series: Service Class
•	MFS® Variable Insurance Trust - MFS New Discovery Series: Service Class
•	MFS® Variable Insurance Trust - MFS Total Return Bond Series: Service Class
•	MFS® Variable Insurance Trust - MFS Value Series: Service Class
•	MFS® Variable Insurance Trust II - MFS Blended Research® Core Equity Portfolio: Service Class
•	MFS® Variable Insurance Trust II - MFS International Value Portfolio: Service Class
•	MFS® Variable Insurance Trust II - MFS Research International Portfolio: Service Class
•	Morgan Stanley Variable Insurance Fund, Inc. - Emerging Markets Debt Portfolio: Class I
•	Morgan Stanley Variable Insurance Fund, Inc. - Global Real Estate Portfolio: Class II
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•	Morgan Stanley Variable Insurance Fund, Inc. - Growth Portfolio: Class I
•	Nationwide Variable Insurance Trust - Neuberger Berman NVIT Socially Responsible Fund: Class I
•	Nationwide Variable Insurance Trust - NVIT Bond Index Fund: Class I
•	Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Aggressive Fund: Class I
•	Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Balanced Fund: Class I
•	Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Capital Appreciation Fund: Class I
•	Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Conservative Fund: Class I
•	Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderate Fund: Class I
•	Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Aggressive Fund: Class I
•	Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Conservative Fund: Class I
•	Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I
•	Nationwide Variable Insurance Trust - NVIT Government Money Market Fund: Class V
•	Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class I
•	Nationwide Variable Insurance Trust - NVIT International Index Fund: Class I
•	Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I
•	Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Growth Fund: Class I
•	Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class I
•	Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Growth Fund: Class I
•	Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class I
•	Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class I
•	Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class I
•	Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class I
•	Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class I
•	Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class I
•	Oppenheimer Variable Account Funds - Oppenheimer Global Fund/VA: Non-Service Shares
•	Oppenheimer Variable Account Funds - Oppenheimer International Growth Fund/VA: Non-Service Shares
•	Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Non-Service Shares
•	Oppenheimer Variable Account Funds - Oppenheimer Main Street Small Cap Fund®/VA: Non-Service Shares
•	PIMCO Variable Insurance Trust - All Asset Portfolio: Administrative Class
•	PIMCO Variable Insurance Trust - Foreign Bond Portfolio (U.S. Dollar-Hedged): Administrative Class
•	PIMCO Variable Insurance Trust - Global Bond Portfolio (Unhedged): Administrative Class
•	PIMCO Variable Insurance Trust - High Yield Portfolio: Administrative Class
•	PIMCO Variable Insurance Trust - Long-Term U.S. Government Portfolio: Administrative Class
•	PIMCO Variable Insurance Trust - Low Duration Portfolio: Administrative Class
•	PIMCO Variable Insurance Trust - Real Return Portfolio: Administrative Class
•	PIMCO Variable Insurance Trust - Total Return Portfolio: Administrative Class
•	Putnam Variable Trust - Putnam VT Small Cap Value Fund: Class IB
•	T. Rowe Price Equity Series, Inc. - T. Rowe Price Blue Chip Growth Portfolio
•	T. Rowe Price Equity Series, Inc. - T. Rowe Price Equity Income Portfolio: II
•	T. Rowe Price Equity Series, Inc. - T. Rowe Price New America Growth Portfolio
•	T. Rowe Price Equity Series, Inc. - T. Rowe Price Personal Strategy Balanced Portfolio
•	T. Rowe Price Fixed Income Series, Inc. - T. Rowe Price Limited-Term Bond Portfolio
•	VanEck VIP Trust - VanEck VIP Global Hard Assets Fund: Initial Class
•	Wells Fargo Variable Trust - VT Discovery Fund: Class 2
•	Wells Fargo Variable Trust - VT Small Cap Growth Fund: Class 2
The following fixed investment option is also available under the policy.
❍	Fixed Account
3

4

Table of Contents (continued)
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For convenience, definitions of certain words and phrases used in the prospectus are provided in Appendix B: Definitions.
In Summary: Policy Benefits
Death Benefit
The primary benefit of the policy is life insurance coverage. While the policy is In Force, the Death Benefit will be paid to the beneficiary when the Insured dies. The purpose of the policy is to provide corporate entities a vehicle for informally financing certain employee benefit plans (such as executive deferred compensation plans), not to provide individuals with a Death Benefit. To fulfill this purpose, the policy owner designates the beneficiary, not the Insured. The policy owner can elect one of three available Death Benefit options.
Death Benefit Options
Note: The Death Benefit will be the greater of the amount produced by the death benefit option in effect on the date of the Insured's death or the Minimum Required Death Benefit, see The Minimum Required Death Benefit.
Death Benefit Option 1: The Death Benefit will be the Total Specified Amount as of the Insured's date of death.
Death Benefit Option 2: The Death Benefit will be the Total Specified Amount plus the Enhanced Cash Value as of the Insured's date of death.
Death Benefit Option 3: The Death Benefit will be the Total Specified Amount plus the accumulated premium account (which consists of all Premium payments, up to the maximum stated in the Policy Data Pages, plus interest), less any partial surrenders, as of the Insured's date of death.
Choice of Policy Proceeds
The Policy Proceeds may be paid in a lump sum, or a variety of options that will pay out over time.
Coverage Flexibility
Subject to conditions, the policy owner may choose to:
•	change the death benefit option;
•	increase or decrease the Base Policy Specified Amount and/or Rider Specified Amount;
•	change beneficiaries; and
•	change ownership of the policy.
Access to Cash Value
Subject to conditions, the policy owner may:
•	take a policy loan, see Policy Loans.
•	take a partial surrender, see Partial Surrender.
•	surrender the policy for its Cash Surrender Value at any time while the policy is In Force, see Full Surrender.
Premium Flexibility
The policy owner will select a Premium payment plan for the policy at the time of application. Within limits, the policy owner may vary the frequency and amount of Premium payments, see Premium Payments and Unfavorable Investment Experience.
Investment Options
Net Premium, loan repayments, and Cash Value may be allocated among fixed and/or variable investment options available in the policy.
The policy currently offers a fixed investment option which will earn interest daily, see Fixed Account.
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The variable investment options offered under the policy correspond to mutual funds designed to be the underlying investment options of variable insurance products. Nationwide VLI Separate Account-4 contains a separate Sub-Account for each of the underlying mutual funds offered in the policy.
Transfer Requests
Policy owners may request to transfer allocations between available investment options of the policy (i.e., the Fixed Account and Sub-Accounts). Requests to transfer allocations between policy investment options will be processed in the Valuation Period they are received at the Service Center as long as the request is in good order. Requests that are not in good order may be delayed or returned, see Contacting the Service Center. Transfer requests from a Sub-Account may be subject to short-term trading fees and policies and procedures intended to reduce the potentially detrimental impact that disruptive trading has on Investment Experience, see Transfers Among and Between Policy Investment Options.
Taxes
Earnings on the policy are generally not taxable to the policy owner, unless withdrawn from the policy. This is known as tax deferral. In addition, beneficiaries generally will not have to include Death Benefit Proceeds as taxable income, see Taxes.
Assignment
Policy owners may assign the policy as collateral for a loan or another obligation while the policy is In Force, see Assigning the Policy.
Examination Right
For a limited time, the policy owner may cancel the policy and receive a refund, see Right to Cancel (Examination Right).
Riders
The policy owner may purchase one or more of the Riders listed below, subject to availability in the state where the policy is issued. There may be additional charges assessed for elected Riders and Rider charges may vary based upon the individual characteristics of the Insured. Operation and benefits of the Riders described in this prospectus may vary by the state where the policy is issued.
•	Change of Insured Rider (no charge)
•	Supplemental Insurance Rider
For additional information, see Policy Riders and Rider Charges.
Choice of Charge Structure
The policy provides for different charge structures, or "policy components," that permit policy purchasers to determine how to apportion policy expenses (including distribution expenses) over the life of the policy. Each of the policy components applicable to the Base Policy Specified Amount and Rider Specified Amount apportions charges in a different manner between monthly charges, premium loads and deferred premium loads. At the time of application, the policy owner selects a policy component configuration. Some of the charges associated with the policy are lower under the policy components applied to Rider Specified Amount when compared to the corresponding policy component applied to Base Policy Specified Amount, see Supplemental Insurance Rider. In addition, compensation paid to broker-dealer firms will vary based upon the configuration of policy components chosen and certain policy components can produce lower compensation for the broker-dealer firm than others. Policy components available under the policy include:
•	Policy Component A has a Premium Load that declines each year over the first five policy years and a Deferred Premium Load that is based on Premium paid in the first policy year and is charged in policy years two through five.
•	Policy Component B has a Premium Load that declines over the first five policy years. No Deferred Premium Load applies under this policy component.
•	Policy Component C has a current Premium Load that is lower than the Premium Load on Policy Components A and B, and declines over a shorter, four year, period. No Deferred Premium Load applies.
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•	Policy Component D has no Premium Load or Deferred Premium Load, and higher aggregate current monthly charges when compared to Policy Components A, B and C.
Each policy component is described in greater detail in Standard Policy Charges and in Appendix C: Blending Examples of Policy Charges. The policy owner should read these sections carefully before choosing policy components. Changes to policy components after the policy is issued are only permitted upon approval by Nationwide. Illustrations of policy component configurations are available upon request through a registered representative or by request to the Service Center.
The policy owner should obtain illustrations demonstrating the differences among various policy component configurations and combinations of coverage under the base policy and the Supplemental Insurance Rider before investing. Policy component configurations should be chosen carefully; policy component configurations impact the charges assessed under the policy and the total compensation paid to the broker dealer firm.
In Summary: Policy Risks
Variable universal life insurance is not suitable as an investment vehicle for short-term savings. It is designed for long-term financial planning. Policy owners accessing the Cash Value in the early policy years could incur potentially substantial surrender charges. The Cash Value, and the Death Benefit to the extent the Death Benefit includes or is based on the policy's Cash Value, will be dependent upon the investment performance of the policy owner's investment allocations and the fees, expenses and charges paid over the life of the policy. A policy owner may not earn sufficient returns from their selection of investment options to pay a policy’s periodic charges so that additional premium payments may be required over the life of the policy to prevent it from lapsing.
State Variations
Due to variations in state law, many features of the policy described in this prospectus may be different or may not be available at all depending on the state in which the policy is issued.
Possible variations include, but are not limited to, Rider terms and availability, availability of certain investment options, duration of the right to cancel period, policy exchange rights, policy Lapse and/or reinstatement requirements, and the duration of suicide and incontestability periods. Variations due to state law are subject to change without notice at any time. This prospectus describes all the material features of the policy. To review a copy of the policy and any Riders or endorsements for the state in which the policy will be issued, the policy owner can contact the Service Center, see Contacting the Service Center.
Risk of Increase in Current Fees and Charges
Nationwide may change policy and/or Rider charges and rates under the policy any time there is a change in Nationwide's future expectations related to items such as company investment earnings, mortality experience, persistency experience, expenses, including reinsurance expenses, and taxes. Nationwide will provide advance notice of any increase in policy and/or Rider charges.
If a change in the charges or rates causes an increase to the policy and/or Rider charges, the policy's Cash Value could decrease. If a change in the charges or rates causes a decrease to the policy and/or Rider charges, the policy's Cash Value could increase. Policy and Rider charges will not exceed the maximum charges shown in the fee tables, see In Summary: Fee Tables and Standard Policy Charges.
Improper Use
Variable universal life insurance is not suitable as an investment vehicle for short-term savings. It is designed for long-term financial planning. The policy owner will incur fees at the time of purchase that may more than offset any favorable Investment Experience. If it is expected that access to the policy's Cash Value will be needed in the near future, the policy should not be purchased.
Unfavorable Sub-Account Investment Experience
The Sub-Accounts may generate unfavorable Investment Experience. Unfavorable Investment Experience and the deduction of policy and Sub-Account charges may lower the policy’s Cash Value potentially resulting in a Lapse of insurance coverage, even if all Premium is paid as planned.
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Note: A customized projection of policy values (a "policy illustration") is available from your registered representative at the time of application and after the policy is issued. The policy owner selects the Premium amount and frequency shown in the policy illustration to show Nationwide how much Premium the policy owner intends to pay and when. The policy owner also selects assumed Investment Experience. Illustrated Premium and assumed Investment Experience are not guaranteed. Investment Experience varies over time, is rarely the same year-over-year, and may be negative. Because the policy is a variable universal life insurance policy with the potential for unfavorable Investment Experience, including extended periods of significant stock market decline, additional Premium may be required to meet a policy owner's goals and/or to prevent the policy from Lapsing even if all Premium is paid as planned. Generally, variable universal life insurance is considered a long-term investment. Policy owners should weigh the investment risk and costs associated with the policy against their objectives, time horizon, risk tolerance, and ability to pay additional Premium if necessary.
Adverse Tax Consequences
Existing federal tax laws that benefit this policy may change at any time. These changes could alter the favorable federal income tax treatment the policy enjoys, such as the deferral of taxation on the gains in the policy's Cash Value and the exclusion of the Death Benefit Proceeds from the taxable income of the policy's beneficiary. Partial and full surrenders from the policy may be subject to taxes. The income tax treatment of the surrender of Cash Value is different in the event the policy is treated as a modified endowment contract under the Code. Generally, tax treatment of modified endowment contracts is less favorable when compared to a life insurance policy that is not a modified endowment contract. For example, distributions and loans from modified endowment contracts may currently be taxed as ordinary income and not a return of investment, see Taxes.
Fixed Account Transfer Restrictions and Limitations
In addition to the Sub-Accounts available under the policy, Net Premium can be allocated to the Fixed Account. Before the policy's Maturity Date, the policy owner may make transfers involving the Fixed Account without penalty or adjustment, subject to transfer restrictions. These transfers will be in dollars and Nationwide may limit the frequency and dollar amount of transfers involving the Fixed Account. See Fixed Account Transfers for details about restrictions that apply to transfers to and from the Fixed Account.
Sub-Account Transfer Limitations
Frequent transfers among the Sub-Accounts may dilute the value of Accumulation Units, cause the underlying mutual funds to incur higher transaction costs, and interfere with the underlying mutual funds’ ability to pursue their stated investment objectives. This could result in less favorable Investment Experience and a lower Cash Value. Nationwide has instituted procedures to minimize disruptive transfers. While Nationwide expects these procedures to reduce the adverse effect of disruptive transfers, it cannot ensure that it has eliminated these risks.
Sub-Account Investment Risk
A comprehensive discussion of the risks of each underlying mutual fund may be found in the mutual fund’s prospectus. Read each mutual fund's prospectus before investing. Free copies of each mutual fund's prospectus may be obtained by contacting the Service Center, see Contacting the Service Center.
Risk of Policy Lapse
Cash Surrender Value can be reduced by unfavorable Investment Experience, policy loans, partial surrenders and the deduction of policy charges. Underlying mutual fund fees are factored into the NAV used to calculate the Accumulation Unit Value of each Sub-Account and may also reduce Cash Surrender Value, see Mutual Fund Operating Expenses. Whenever Cash Surrender Value is insufficient to cover the policy’s charges, the policy is at risk of Lapse; the policy could terminate without value and insurance coverage would cease.
Policy Component Allocations
There is an increased risk of Lapse in instances where there is too great an allocation to policy components A, B, or C, in conjunction with little or no renewal Premiums paid.
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Limitation of Access To Cash Value
A policy owner can access Cash Value through loans, full surrender, and partial surrenders, subject to limitations and any applicable processing fees and surrender charges. Limitations include the amount and frequency of the loan or partial surrender, see Policy Loans and Surrenders.
In Summary: Fee Tables
The following tables describe the fees and expenses assessed under the policy. The rates in these tables may be rounded up to the nearest one-hundredth decimal. These tables should be read in conjunction with the corresponding section of this prospectus that describes the fee or expense in more detail. All charges deducted from the policy's Cash Value are taken proportionally from the Sub-Accounts and the Fixed Account except where noted. Fees may vary by policy component.
The first table describes the fees and expenses that a policy owner will pay at the time the policy owner pays Premium into the policy, surrenders the policy, or transfers Cash Value between investment options.
Transaction Fees
Charge	When Charge is Deducted	Amount Deducted By Policy Component (A, B, C, and D)
Premium Load[1]	Upon making a Premium payment	A	B	C	D
Target Premium
Maximum		10%	10%	10%	10%
Current		10%	10%	8%	0%
Excess Premium
Maximum		10%	10%	10%	10%
Current		2%	2%	2%	0%
Illustration Charge[2]	Upon requesting an illustration
Maximum		$25 (flat fee applies regardless of policy component configurations)
Current		$0 (flat fee applies regardless of policy component configurations)
[1]	The Premium Load will vary according to the amount of annual Target Premium and Excess Premium and the blending of the policy component configuration selected.
The maximum premium load applied to all policy components as a percentage of each Premium (whether Target Premium or Excess Premium) declines on the following schedule:

Policy Year	1	2 through 5	6 and thereafter
Premium Load	10%	8%	5%
Each policy component has a different declining premium load assessed on each Premium payment in accordance with the table listed below. The ultimate Premium Load paid depends on the policy component configuration and whether Premium paid is Target Premium or Excess Premium.
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Premium Loads on Target Premium
Policy Year	Policy Component A	Policy Component B	Policy Component C	Policy Component D
1	10%	10%	8%	0%
2	8%	8%	6%	0%
3	6%	6%	4%	0%
4	4%	4%	2%	0%
5	2%	2%	2%	0%
6 and thereafter	2%	2%	2%	0%
Premium in excess of Target Premium is assessed a different Premium Load in accordance with the table below.
Premium Loads on Excess Premium
Policy Year	Policy Component A	Policy Component B	Policy Component C	Policy Component D
1	2%	2%	2%	0%
2 – 5	2%	2%	2%	0%
6 and thereafter	2%	2%	2%	0%
Target Premium is 100% of the maximum annual Premium allowed under the Code assuming that: (i) the policy is not a modified endowment contract; (ii) the policy's death benefit is equal to the Base Policy Specified Amount; (iii) the policy owner is paying seven level, annual Premiums; (iv) there are no premiums resulting from a Section 1035 exchange; and (v) there are no adjustments due to a state imposed requirement or to substandard underwriting ratings.
[2]	The policy owner will be expected to pay the Illustration Charge by check or money order at the time of the request. This charge will not be deducted from Cash Value.
The next table describes the fees and expenses that a policy owner will pay periodically while the policy is In Force, not including mutual fund operating expenses.
Periodic Charges
Charge	When Charge is Deducted	Amount Deducted From Cash Value (deductions are separated by Policy Component A, B, C, and D where applicable)
Deferred Premium Load[1]	On the anniversary of the Policy Date in policy years two through five	A	B	C	D
Target Premium
Maximum		2%	2%	2%	2%
Current		2%	0%	0%	0%
Excess Premium
Maximum		2%	2%	2%	2%
Current		0.5%	0%	0%	0%
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Periodic Charges
Charge	When Charge is Deducted	Amount Deducted From Cash Value (deductions are separated by Policy Component A, B, C, and D where applicable)
Base Policy Cost of Insurance Charge2†	Monthly	A	B	C	D
Maximum		$83.33 per $1,000 of Net Amount At Risk	$83.33 per $1,000 of Net Amount At Risk	$83.33 per $1,000 of Net Amount At Risk	$83.33 per $1,000 of Net Amount At Risk
Minimum		$0.03 per $1,000 of Net Amount At Risk	$0.03 per $1,000 of Net Amount At Risk	$0.03 per $1,000 of Net Amount At Risk	$0.03 per $1,000 of Net Amount At Risk
Representative: an individual Insured, Issue Age 40, non-tobacco, policy year 10, Death Benefit Option 1, issued on a short-form, non-medical basis. Representative Cost by Policy Component Net Amount At Risk[3]		$0.24	$0.21	$0.22	$0.24
Supplemental Insurance Rider Cost of Insurance Charge4†	Monthly	A	B	C	D
Maximum		$83.33 per $1,000 of Rider Net Amount at Risk	$83.33 per $1,000 of Rider Net Amount at Risk	$83.33 per $1,000 of Rider Net Amount at Risk	$83.33 per $1,000 of Rider Net Amount at Risk
Minimum		$0.02 per $1,000 of Rider Net Amount at Risk	$0.02 per $1,000 of Rider Net Amount at Risk	$0.02 per $1,000 of Rider Net Amount at Risk	$0.02 per $1,000 of Rider Net Amount at Risk
Representative: an individual Insured, Issue Age 40, non-tobacco, policy year 10, issued on a short-form, non-medical basis. Representative Cost by Policy Component Net Amount at Risk[5]		$0.16	$0.15	$0.15	$0.10
Flat Extra Charge[6]	Monthly	Maximum $2.08 per $1,000 of Net Amount at Risk for each Flat Extra assessed
Base Policy Sub-Account Asset Charge[7]	Monthly, based on an annual rate	A	B	C	D
Maximum		1.25%	1.25%	1.25%	1.25%
Current		0.30%	0.25%	0.25%	0.60%
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Periodic Charges
Charge	When Charge is Deducted	Amount Deducted From Cash Value (deductions are separated by Policy Component A, B, C, and D where applicable)
Supplemental Insurance Rider Sub-Account Asset Charge[8]	Monthly, based on an annual rate	A	B	C	D
Maximum		1.25%	1.25%	1.25%	1.25%
Current		0.20%	0.16%	0.16%	0.30%
Base Policy Specified Amount Charge[9]	Monthly
Maximum		$0.40 per $1,000 of Base Policy Specified Amount
Current		$0.08 per $1,000 of Base Policy Specified Amount
Supplemental Insurance Rider Specified Amount Charge[10]	Monthly
Maximum		$0.40 per $1,000 of Rider Specified Amount
Current		$0.02 per $1,000 of Rider Specified Amount
Administrative Charge	Monthly
Maximum		$10 per policy
Current		$5 per policy
Policy Loan Interest Charge[11]	Annually, or on an increase or repayment of the loan
Maximum		3.50% of Indebtedness
Current		2.80% of Indebtedness
†	This charge will vary based upon the individual characteristics of the Insured. Representative charges shown in the table may not be representative of the charge that a particular policy owner will pay. Policy owners can request an illustration of specific costs and/or see the Policy Data Pages for information about specific charges of the policy.
[1]	The Deferred Premium Load (maximum and current) will vary according to the amount of aggregate Premium paid in policy year one, the amount of term insurance coverage purchased via the Supplemental Insurance Rider, and the policy component configurations selected. Each policy component has a different deferred premium load assessed on each Premium payment in accordance with the following tables. The ultimate Deferred Premium Load will depend on the policy component configuration and whether Premium paid is Target Premium or Excess Premium.
Deferred Premium Loads on Target Premium
Policy Year	Policy Component A	Policy Component B	Policy Component C	Policy Component D
1	0%	0%	0%	0%
2-5	2%	0%	0%	0%
6 and thereafter	0%	0%	0%	0%
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Deferred Premium Loads on Excess Premium
Policy Year	Policy Component A	Policy Component B	Policy Component C	Policy Component D
1	0%	0%	0%	0%
2-5	0.5%	0%	0%	0%
6 and thereafter	0%	0%	0%	0%
[2]	The Cost of Insurance Charge varies according to the Insured's age, sex (if not unisex classified), tobacco use, Substandard Ratings, underwriting class, the number of years from the Policy Date, the Base Policy Specified Amount, whether coverage has been elected under the Supplemental Insurance Rider, and the elected policy component configurations. The Cost of Insurance maximum charge calculation does not include substandard rated policies. For substandard rated policies, the maximum charge is $125.00 per $1,000 of Net Amount at Risk.
[3]	The representative for the Base Policy Cost of Insurance Charge shown is for policies with applications dated on or after September 30, 2008. The representative for policies with applications dated prior to September 30, 2008, is as follows: Policy Component A is $0.33; Policy Component B is $0.31; Policy Component C is $0.32; and Policy Component D is $0.30.
[4]	The Supplemental Insurance Rider Cost of Insurance maximum charge calculation does not include substandard rated policies. For substandard rated policies, the maximum charge is $125.00 per $1,000 of Net Amount at Risk.
[5]	The representative for the Supplemental Insurance Rider Cost of Insurance Charge shown is for policies with applications dated on or after September 30, 2008. The representative for policies with applications dated prior to September 30, 2008, is as follows: Policy Component A is $0.20; Policy Component B is $0.24; Policy Component C is $0.24; and Policy Component D is $0.15.
[6]	The Flat Extra Charge is only applicable if certain factors result in an Insured having a Substandard Rating. An Insured with more than one Substandard Rating may be assessed more than one Flat Extra Charge. Under no circumstance will the assessment of a Flat Extra Charge result in the Cost of Insurance Charge exceeding the maximum Cost of Insurance Charge, see Cost of Insurance.
[7]	The Sub-Account Asset Charge is based on assets allocated to the Sub-Accounts and is deducted only from the Sub-Account allocations. The maximum guaranteed annual rate for this charge is 1.25%, but ultimate charges assessed may be higher or lower because the charge is taken monthly rather than annually. Values in the table are listed at the annual rate. Maximum guaranteed annual and monthly rates are shown on the Policy Data Pages. See Sub-Account Asset Charges for a detailed table of annual rate charges.
[8]	The Supplemental Insurance Rider Sub-Account Asset Charge varies according to the ratio of the Cash Value to the maximum annual Premium allowed under the Code assuming that: (i) the policy is not a modified endowment contract; (ii) the policy's death benefit is equal to the Total Specified Amount; and (iii) seven level, annual Premiums are paid; (iv) there are no premiums resulting from a Section 1035 exchange; and (v) there are no adjustments due to a state imposed requirement or to substandard underwriting ratings. The Supplemental Insurance Rider Sub-Account Asset Charge is deducted only from the Sub-Account allocations. The current charges shown here are the highest amounts currently charged, see Supplemental Insurance Rider.
[9]	The current Base Policy Specified Amount Charge shown is for policies with applications dated on or after September 30, 2008. For policies with applications dated prior to September 30, 2008, the current charge is $0.30 per $1,000 of Base Policy Specified Amount.
For all policies, in policy years 21 and later, the Base Policy Specified Amount Charge per $1,000 is reduced to $0.01 per $1,000 of Base Policy Specified Amount. For policies with applications dated prior to September 30, 2008, with a Total Specified Amount in excess of $50,000, the current charge applied to amounts attributable to Base Policy Specified Amount per $1,000 for such excess amounts is $0.09 for policy years one through 20 and $0.01 for policy years 21 and later.
[10]	The current Supplemental Insurance Rider Specified Amount Charge shown is for policies with applications dated on or after September 30, 2008. For policies with applications dated prior to September 30, 2008, the current charge is $0.05 per $1,000 of Rider Specified Amount.
For all policies, policy years 21 and later, the Supplemental Insurance Rider Specified Amount Charge per $1,000 is reduced to $0.01 per $1,000 of Rider Specified Amount. For policies with applications dated prior to September 30, 2008, with a Total Specified Amount in excess of $50,000, the current charge applied per $1,000 for such excess amounts is $0.01 for all policy years.
[11]	The Policy Loan Interest Charge is described in more detail in Policy Loans.
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The next table shows the minimum and maximum total operating expenses, as of December 31, 2017, charged by the underlying mutual funds that a policy owner may periodically pay while the policy is In Force. More detail concerning each mutual fund's fees and expenses is contained in the mutual fund's prospectus.
Total Annual Mutual Fund Operating Expenses
	Minimum	Maximum
Total Annual Mutual Fund Operating Expenses (expenses that are deducted from the mutual fund assets, including management fees, distribution (12b-1) fees, and other expenses)	0.27%	1.70%
Policy Investment Options
Policy owners designate how Net Premium payments are allocated among the Sub-Accounts and/or the Fixed Account. Allocation instructions must be in whole percentages and the sum of the allocations must equal 100%.
Fixed Account
Nationwide's obligations under the Fixed Account are backed by assets of its general account. The general account contains all of Nationwide's assets other than those in this and other Nationwide separate accounts and is used to support Nationwide's annuity and insurance obligations.
Subject to applicable law, Nationwide has sole discretion over the investment of assets of the general account and policy owners do not share in the investment experience of, or have any preferential claim on, those assets. Nationwide bears the full investment risk for all amounts allocated to the Fixed Account.
Because of exemptive and exclusionary provisions, interests in the Fixed Account have not been and will not be registered under the Securities Act of 1933 and the general account has not been registered as an investment company under the Investment Company Act of 1940. Accordingly, neither the general account nor any interests therein are subject to the provisions of these acts. Nationwide has been advised that the staff of the SEC has not reviewed the disclosure in this prospectus relating to the Fixed Account. Disclosure regarding the Fixed Account, however, is subject to certain generally-applicable provisions of the federal securities laws relating to accuracy and completeness of statements made in prospectuses.
Minimum Guaranteed Interest Rate
Nationwide guarantees that Cash Value allocated to the Fixed Account will accrue interest daily at an effective annual rate that Nationwide determines without regard to the actual investment experience of the general account. Interest crediting rates are set at the beginning of each calendar month but are subject to change at any time. Nationwide will credit any interest in excess of the guaranteed interest crediting rate at its sole discretion. Nationwide may not credit any interest in excess of the guaranteed interest crediting rate and different rates may apply to different Premium allocations or exchanges.
Currently, the Fixed Account is the only fixed investment option available under the policy. In the future, Nationwide may offer one or more additional fixed accounts with characteristics that differ from those of the current option, but is under no obligation to do so. The effective annual rate Nationwide declares for the Fixed Account will never be less than 2%.
Interest Crediting Risks and Lapse
The policy owner assumes the risk that the actual credited interest rate may not exceed the guaranteed interest crediting rate. Premiums applied to the policy at different times may receive different interest crediting rates. The interest crediting rate may also vary for new Premium versus Sub-Account transfers. Interest credited to the Fixed Account may be insufficient to pay the policy's charges. Additional Premium payments may be required over the life of the policy to prevent it from Lapsing.
Nationwide’s Claims-Paying Ability
Guaranteed benefits or interest crediting associated with the Fixed Account is a general account obligation of Nationwide. Therefore, any guaranteed benefit, interest crediting, and the policy owner's right to receive payment, is subject to Nationwide’s claims-paying ability and may be subordinate to other claims on the general account in the event Nationwide becomes insolvent.
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Restrictions on Transfers to and from the Fixed Account
Prior to the policy's Maturity Date, the policy owner may make transfers involving the Fixed Account. These transfers will be in dollars. Nationwide may impose limits on the dollar amount, percentage of Cash Value, number, and/or frequency of transfers involving the Fixed Account, see Fixed Account Transfers for details about restrictions that apply to transfers to and from the Fixed Account.
Variable Investment Options
The variable investment options available under the policy are Sub-Accounts that invest in underlying mutual funds that are registered with the SEC. The mutual funds' registration with the SEC does not involve the SEC's supervision of the management or investment practices or policies of the mutual funds. The mutual funds are designed primarily as investments for variable annuity contracts and variable life insurance policies issued by insurance companies.
Each Sub-Account's assets are held separately from the assets of the other Sub-Accounts. The result is that each Sub-Account operates independently of the other Sub-Accounts so the income or losses of one Sub-Account will not affect the Investment Experience of any other Sub-Account.
Underlying mutual funds in the separate account are NOT publicly traded mutual funds. They are only available as investment options in variable life insurance policies or variable annuity contracts issued by life insurance companies, or in some cases, through participation in certain qualified pension or retirement plans.
The investment advisors of the underlying mutual funds may manage publicly traded mutual funds with similar names and investment objectives. However, the underlying mutual funds are NOT directly related to any publicly traded mutual fund. Policy owners should not compare the performance of a publicly traded fund with the performance of underlying mutual funds participating in the separate account. The performance of the underlying mutual funds could differ substantially from that of any publicly traded funds.
The particular underlying mutual funds available under the policy may change from time to time. Specifically, underlying mutual funds or underlying mutual fund share classes that are currently available may be removed or closed off to future investment. New underlying mutual funds or new share classes of currently available underlying mutual funds may be added. In the case of new share class additions, future allocations may be limited to the new share classes. The policy owner will receive notice of any such changes that effect the policy.
In the future, additional underlying mutual funds managed by certain financial institutions, brokerage firms, or their affiliates may be added to the separate account. These additional underlying mutual funds may be offered exclusively to purchasing customers of the particular financial institution or brokerage firm, or through other exclusive distribution arrangements.
Valuation of Accumulation Units
Nationwide accounts for the value of a policy owner's interest in the Sub-Accounts by using Accumulation Units. The value of each Accumulation Unit varies daily based on the Investment Experience of the underlying mutual fund in which the Sub-Account invests. Nationwide uses each underlying mutual fund's Net Asset Value (NAV) to calculate the daily Accumulation Unit value for the corresponding Sub-Account. Note, however, that the Accumulation Unit value will not equal the underlying mutual fund's NAV. This daily Accumulation Unit valuation process is referred to as "pricing" the Accumulation Units, see How Sub-Account Investment Experience is Determined.
Accumulation Units are priced as of the New York Stock Exchange's (NYSE) close of business, normally 4:00 p.m. EST, on each day that it is open. Nationwide will price Accumulation Units on each day that the NYSE is open for business. Any transactions received after the close of the NYSE will be priced as of the next Valuation Period. Nationwide will not price Accumulation Units on these recognized holidays:
•	New Year's Day
•	Martin Luther King, Jr. Day
•	Presidents' Day
•	Good Friday
•	Memorial Day
•	Independence Day
•	Labor Day
•	Thanksgiving
•	Christmas
In addition, Nationwide will not price Accumulation Units if:
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(1)	trading on the NYSE is restricted;
(2)	an emergency exists making disposal or valuation of securities held in the separate account impracticable; or
(3)	the SEC, by order, permits a suspension or postponement for the protection of security holders.
SEC rules and regulations govern when the conditions described in items (1) and (2) exist.
How Sub-Account Investment Experience is Determined
Sub-Account allocations are accounted for in Accumulation Units. A policy owner's interest in the Sub-Accounts is represented by the number of Accumulation Units owned by the policy owner. The number of Accumulation Units associated with a given Sub-Account allocation is determined by dividing the dollar amount allocated to the Sub-Account by the Accumulation Unit value for the Sub-Account. The number of Sub-Account Accumulation Units owned by a policy owner will not change except when Accumulation Units are redeemed to process a requested surrender, transfer, loan, or to take policy charges, or when additional Accumulation Units are purchased with Premium and loan repayments.
Initially, Nationwide sets the Accumulation Unit value at $10 for each Sub-Account. Thereafter, the daily value of Accumulation Units in a Sub-Account will vary depending on the Investment Experience of the underlying mutual fund in which the Sub-Account invests. Nationwide accounts for these performance fluctuations by using a "net investment factor," as described below, in the daily Sub-Account valuation calculations. Changes in the net investment factor may not be directly proportional to changes in the NAV of the mutual fund shares.
Nationwide determines the net investment factor for each Sub-Account on each Valuation Period by dividing (a) by (b), where:
(a)	is the sum of:
•	the NAV per share of the mutual fund held in the Sub-Account as of the end of the current Valuation Period; and
•	the per share amount of any dividend or income distributions made by the mutual fund held in the Sub-Account (if the date of the dividend or income distribution occurs during the current Valuation Period); plus or minus
•	a per share charge or credit for any taxes reserved for as a result of the Sub-Account's investment operations if changes to the law result in a modification to the tax treatment of the separate account; and
(b)	is the NAV per share of the mutual fund held in the Sub-Account determined as of the end of the immediately preceding Valuation Period.
Nationwide determines the Sub-Account’s Accumulation Unit value at the end of each Valuation Period. The Accumulation Unit value for any Valuation Period is determined by multiplying the Accumulation Unit value as of the prior Valuation Period by the net investment factor for the Sub-Account for the current Valuation Period.
Transfers Among and Between the Policy Investment Options
Sub-Account Transfers
Policy owners may request transfers to or from the Sub-Accounts once per Valuation Period, subject to the terms and conditions described in this prospectus and the prospectuses of the underlying mutual funds. Transfers will be implemented by redeeming Accumulation Units from the Sub-Account(s) indicated by the policy owner and using the redemption proceeds to purchase Accumulation Units in another Sub-Account(s) as directed by the policy owner. The net result is that the policy owner's Cash Value will not change (except due to standard market fluctuations), but the number and allocation of Accumulation Units within the policy will change.
Neither the policies nor the mutual funds are designed to support active trading strategies that require frequent movement between or among Sub-Accounts (sometimes referred to as "market-timing" or "short-term trading"). A policy owner who intends to use an active trading strategy should consult his/her registered representative and request information on other Nationwide policies that offer mutual funds that are designed specifically to support active trading strategies.
Nationwide discourages (and will take action to deter) short-term trading in this policy because the frequent movement between or among Sub-Accounts may negatively impact other investors in the policy. Short-term trading can result in:
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•	the dilution of the value of the investors' interests in the mutual fund;
•	mutual fund managers taking actions that negatively impact performance (i.e., keeping a larger portion of the mutual fund assets in cash or liquidating investments prematurely in order to support redemption requests); and/or
•	increased administrative costs due to frequent purchases and redemptions.
To protect investors in this policy from the negative impact of these practices, Nationwide has implemented, or reserves the right to implement, several processes and/or restrictions aimed at eliminating the negative impact of active trading strategies. Nationwide cannot guarantee that attempts to deter active trading strategies will be successful.
If Nationwide is unable to deter active trading strategies, the performance of the Sub-Accounts that are actively traded may be adversely impacted. Policy owners remaining in the affected Sub-Account will bear any resulting increased costs.
Short-term Trading Fees
Currently, the available underlying mutual funds available under the policy do not assess short-term trading fees. However, Nationwide may add new underlying mutual funds, or new share classes of currently available underlying mutual funds, that assess short-term trading fees. In the case of new share class additions, subsequent allocations may be limited to that new share class. Short-term trading fees are a charge assessed by an underlying mutual fund when the policy owner transfers out of a Sub-Account before the end of a stated period. These fees will only apply to Sub-Accounts corresponding to underlying mutual funds that impose such a charge. The underlying mutual fund intends short-term trading fees to compensate the fund and its shareholders for the negative impact on fund performance that may result from disruptive trading practices, including frequent trading and short-term trading (market timing) strategies. The fees are not intended to adversely impact policy owners not engaged in such strategies. The separate account will collect the short-term trading fees at the time of the transfer by reducing the policy owner's Sub-Account value. Nationwide will remit all such fees to the underlying mutual fund. If a short-term trading fee is assessed, the policy owner will receive a confirmation notice.
U.S. Mail Restrictions
Nationwide monitors transfer activity in order to identify policy owners that might be engaged in harmful trading practices. If Nationwide determines a policy owner is engaged in harmful trading, it may revoke a policy owner's privilege to make trades by means other than written communication ("U.S. mail restriction").
If the U.S. mail restriction is imposed, then all trade requests must be submitted via U.S. mail for a 12 month period per client request. The U.S. mail restriction may be applied if two or more "transfer events" are submitted in a 30 day period. Transfer events are calculated at the end of each Valuation Period by grouping together all transfer requests for that Valuation Period. This grouping is counted as a "transfer event," regardless of the number of Sub-Accounts involved.
For policies owned by a corporation or another entity, Nationwide's procedures include the review of aggregate entity-level transfers, not individual transfer instructions. It is Nationwide's intention to protect the interests of all policy owners; it is possible, however, for some harmful trading to go on undetected. For example, in some instances, an entity may make transfers based on the instruction of multiple parties such as employees, partners, or other affiliated persons based on those persons participation in entity sponsored programs. Nationwide does not systematically monitor the transfer instructions of these individual persons. Aggregate trades among the Sub-Accounts are monitored for frequency, pattern, and size.
Other Restrictions
Nationwide reserves the right to refuse or limit transfer requests, or take any other action it deems necessary, in order to protect policy owners and beneficiaries from the negative investment results that may result from short-term trading or other harmful investment practices employed by some policy owners (or third parties acting on their behalf). In particular, trading strategies designed to avoid or take advantage of Nationwide's monitoring procedures (and other measures aimed at curbing harmful trading practices) that are nevertheless determined by Nationwide to constitute harmful trading practices, may be restricted.
Any restrictions that Nationwide implements will be applied consistently and uniformly. The policy owner will be notified if a transfer request is rejected.
Underlying Mutual Fund Restrictions and Prohibitions
Pursuant to regulations adopted by the SEC, Nationwide is required to enter into written agreements with the underlying mutual funds which allow the underlying mutual funds to:
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(1)	request the taxpayer identification number, international taxpayer identification number, or other government issued identifier of any policy owner;
(2)	request the amounts and dates of any purchase, redemption, transfer, or exchange request ("transaction information"); and
(3)	instruct Nationwide to restrict or prohibit further purchases or exchanges by policy owners that violate policies established by the underlying mutual fund (whose policies may be more restrictive than Nationwide’s policies).
Nationwide is required to provide such transaction information to the underlying mutual funds upon their request. In addition, Nationwide is required to restrict or prohibit further purchases or requests to exchange into an underlying mutual fund upon instruction from the underlying mutual fund. Nationwide and any affected policy owner may not have advance notice of such instructions from an underlying mutual fund to restrict or prohibit further purchases or requests to exchange into an underlying mutual fund. If an underlying mutual fund refuses to accept a purchase or request to exchange into the underlying mutual fund, Nationwide will keep any affected policy owner in their current underlying mutual fund allocation.
Fixed Account Transfers
Prior to the policy's Maturity Date, the policy owner can make transfers involving the Fixed Account. These transfers will be in dollars. The frequency and amount of transfers involving the Fixed Account are subject to the following restrictions.
Transfers to the Fixed Account
On transfers to the Fixed Account, the policy owner is prohibited from transferring more than 25% of the Cash Value allocated to the Sub-Accounts as of the close of business on the prior Valuation Period. Additionally, Nationwide will refuse any transfer to the Fixed Account if the Cash Value allocated to the Fixed Account comprises more than 25% of the policy's Cash Value. These restrictions do not apply if the policy owner chooses to exercise the right of conversion, see To Irrevocably Transfer Cash Value Or Exchange The Policy.
Transfers from the Fixed Account
Transfers from the Fixed Account to the Sub-Account(s) during a policy year are limited to the greater of: (a) 15% of that portion of the Cash Value attributable to the Fixed Account as of the end of the previous policy year; or (b) 120% of the amount transferred from the Fixed Account during the previous policy year. Transfers are also limited to one transfer from the Fixed Account to the Sub-Accounts during any 90 day period.
Transfer requests that exceed the current Fixed Account limits will not be processed. Fixed Account and Sub-Account allocations will remain as they were prior to the request to the extent they exceed the limits.
Any restrictions that are implemented will be applied consistently and uniformly and upon advance notice to the policy owner. Nationwide may waive the above restrictions if doing so would not be unfairly discriminatory or prohibited by state law.
Contacting the Service Center
All inquiries, paperwork, information requests, service requests, and transaction requests should be made to the Service Center:
•	by telephone at 1-877-351-8808 (TDD: 1-800-238-3035)
•	by mail to Nationwide Life Insurance Company, Nationwide Business Solutions Group, One Nationwide Plaza (1-11-401), Columbus, Ohio 43215-2220
•	by fax at 1-855-677-2357
•	by Internet at www.nationwide.com.
Nationwide reserves the right to restrict or remove the ability to submit service requests via Internet, phone, or fax upon written notice.
Not all methods of communication are available for all types of requests. To determine which methods are permitted for a particular request, refer to the specific transaction provision in this prospectus, or call the Service Center. Requests submitted by means other than described in this prospectus could be returned or delayed.
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Service and transaction requests will generally be processed in the Valuation Period they are received at the Service Center as long as the request is in good order, see Valuation of Accumulation Units. Good order generally means that all necessary information to process the request is complete and in a form acceptable to Nationwide. If a request is not in good order, Nationwide will take reasonable actions to obtain the information necessary to process the request. Requests that are not in good order may be delayed or returned. Nationwide reserves the right to process any transaction request sent to a location other than the Service Center in the Valuation Period it is received at the Service Center. On any day the post office is closed, Nationwide is unable to retrieve service and transaction requests that are submitted by mail. This will result in a delay of the delivery of those requests to the Service Center.
If mandated under applicable law, Nationwide may be required to reject a Premium payment and to refuse to process transaction requests for transfers, surrenders, loans, and/or Death Benefit Proceeds until instructed otherwise by the appropriate regulator. Nationwide may also be required to provide information about a specific policy to government regulators.
Nationwide will use reasonable procedures to confirm that instructions are genuine and Nationwide will not be liable for following instructions that it reasonably determined to be genuine. Nationwide may record telephone requests. Telephone and computer systems may not always be available. Any telephone system or computer can experience outages or slowdowns for a variety of reasons. The outages or slowdowns could prevent or delay processing. Although Nationwide has taken precautions to support heavy use, it is still possible to incur an outage or delay. To avoid technical difficulties, submit transaction requests by mail.
The Policy
General Information
The policy is a legal contract. It will comprise and be evidenced by: a written contract; any Riders; any endorsements; the Policy Data Pages; and the application, including any supplemental application. The benefits described in the policy and this prospectus, including any optional Riders or modifications in coverage, may be subject to Nationwide’s underwriting and approval. In addition to the terms and conditions of the policy, policy owner rights are governed by this prospectus and protected by federal securities laws and regulations. Nationwide will consider the statements made in the application as representations, and will rely on them as being true and complete. However, Nationwide will not void the policy or deny a claim unless a statement is a material misrepresentation. If a policy owner makes an error or misstatement on the application, Nationwide will adjust the Death Benefit, Rider benefits, and Cash Value accordingly.
Due to state law variations, the terms, benefits, programs and Riders described in this prospectus may vary or may not be available depending on the state in which the policy is issued. Possible state law variations include, but are not limited to, Rider terms and charges, availability of certain investment options, duration of the right to cancel, policy exchange rights, policy Lapse and/or reinstatement requirements, and suicide, and incontestability periods. This prospectus describes all the material features of the policy. State variations are subject to change without notice at any time. To review a copy of the policy and any Riders or endorsements for the state in which the policy will be issued, contact the Service Center, see Contacting the Service Center.
Under limited circumstances and at the request of the policy owner, Nationwide may backdate the policy by assigning a Policy Date earlier than the date the application is signed. Backdating may result in lower cost of insurance rates; however, policy charges will be deducted from the policy's Cash Value for each accrued month that the policy was backdated.
Any modification or waiver of Nationwide’s rights or requirements under the policy must be in writing and signed by Nationwide’s president or corporate secretary. No agent may bind Nationwide by making any promise not contained in the policy.
Nationwide may modify the policy, its operations, or the separate account’s operations to meet the requirements of any law or regulation issued by a government agency to which the policy, Nationwide, or the separate account is subject. Nationwide may modify the policy to assure that it continues to qualify as a life insurance policy under federal tax laws. Nationwide will notify policy owners of all modifications and will make appropriate endorsements to the policy.
The policy is nonparticipating, meaning that Nationwide will not be contributing any operating profits or surplus earnings toward the policy Proceeds.
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To the extent permitted by law, policy benefits are not subject to any legal process on the part of a third-party for the payment of any claim, and no right or benefit will be subject to the claims of creditors (except as may be provided by assignment).
It is important to remember that the portion of any amounts allocated to Nationwide’s general account, including any amounts allocated to the Fixed Account, and any guaranteed benefits Nationwide may provide under the policy exceeding the value of amounts held in the separate account are subject to Nationwide’s claims paying ability.
Any money Nationwide pays, or that is paid to Nationwide, must be in the currency of the United States of America.
In order to comply with the USA PATRIOT Act and rules promulgated thereunder, Nationwide has implemented procedures designed to prevent policies described in this prospectus from being used to facilitate money laundering or the financing of terrorist activities.
Cybersecurity
Nationwide’s businesses are highly dependent upon its computer systems and those of its business partners. This makes Nationwide potentially susceptible to operational and information security risks resulting from a cyber-attack. These risks include direct risks, such as theft, misuse, corruption and destruction of data maintained by Nationwide, and indirect risks, such as denial of service attacks on service provider websites and other operational disruptions that impede Nationwide’s ability to electronically interact with service providers. Cyber-attacks affecting Nationwide, the underlying mutual funds, intermediaries, and other service providers may adversely affect Nationwide and policy values. In connection with any such cyber-attacks, Nationwide and/or its service providers and intermediaries may be subject to regulatory fines and financial losses and/or reputational damage. Cybersecurity risks may also impact the issuers of securities in which the underlying mutual funds invest, which may cause the underlying mutual funds to lose value. Although Nationwide undertakes substantial efforts to protect its computer systems from cyber-attacks, including internal processes and technological defenses that are preventative or detective, and other controls designed to provide multiple layers of security assurance, there can be no guarantee that Nationwide, its service providers, or the underlying mutual funds will avoid losses affecting the policy due to cyber-attacks or information security breaches in the future.
In the event that policy values are adversely affected as a result of the failure of Nationwide’s cybersecurity controls, Nationwide will take reasonable steps to restore policy values to the levels that they would have been had the cyber-attack not occurred. Nationwide will not, however, be responsible for any adverse impact to policy values that result from the policy owner or its designee’s negligent acts or failure to use reasonably appropriate safeguards to protect against cyber-attacks.
Use of the Policy
The policy provides policy owners, such as individuals or corporations, life insurance on an Insured upon whose life the policy owner has an insurable interest. This policy may be used in connection with various types of executive and employee benefit plans. When purchased in connection with such benefit plans, the policy may qualify for non-medical underwriting, see Cost of Insurance Charge.
The policies are based upon actuarial tables that may distinguish between men and women unless the purchaser is an entity and requests non-sex distinct tables be used for underwriting. The policies generally provide different benefits to men and women of the same age. Accordingly, employers and employee organizations should consider, in consultation with legal counsel, the impact of sex-distinct underwriting on any employment related insurance or benefit program before purchasing the policy.
Policy Owner and Beneficiaries
Policy Owner
The policy belongs to the policy owner named in the application or as a result of a valid assignment. The purchaser and initial policy owner must be: (i) a corporation; or (ii) a legal entity established by a corporation. The Insured is the person named in the application. The policy owner must have an insurable interest in the Insured up to the full amount of coverage. Otherwise, this policy will not qualify as life insurance under applicable state and federal tax law. Policy owners should consult with a qualified advisor when determining the amount of coverage and before taking any action to increase the amount of coverage to ensure that the policy owner maintains a sufficient insurable interest.
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Policy Owner Rights
The policy owner may exercise all policy rights in accordance with policy terms while the policy is In Force, subject to Nationwide’s approval. These rights include, but are not limited to, the following:
•	changing the policy owner, contingent owner, and beneficiary;
•	assigning, exchanging, and/or converting the policy;
•	requesting transfers, policy loans, and partial surrenders or a complete surrender; and
•	changing insurance coverage such as death benefit option changes, adding or removing Riders, and/or increasing or decreasing the Total Specified Amount.
These rights are explained in greater detail throughout this prospectus.
Subject to Nationwide’s approval, the policy owner may name a different policy owner or contingent owner while the policy is In Force by submitting a written request to the Service Center. Any such change request will become effective as of the date signed, however, it will not affect any payment made or action taken before the change is received and recorded by Nationwide. There may be adverse tax consequences to changing parties of the policy. Nationwide will review the available Enhancement Benefit and may revise it in the event a new policy owner is named.
Beneficiaries
The principal right of a beneficiary is to receive the Death Benefit Proceeds if the Insured dies while the policy is In Force. While the policy is In Force, a policy owner may name more than one beneficiary, designate primary and contingent beneficiaries, change or add beneficiaries, and/or direct Nationwide to distribute the Proceeds other than as described below.
If a primary beneficiary dies before the Insured, Nationwide will pay the Death Benefit Proceeds to the surviving primary beneficiaries. Unless specified otherwise by the policy owner, Nationwide will pay multiple primary beneficiaries in equal shares. A contingent beneficiary will become the primary beneficiary if all primary beneficiaries die before the Insured and before any Proceeds become payable. A policy owner may name more than one contingent beneficiary. Unless specified otherwise by the policy owner, Nationwide will also pay multiple contingent beneficiaries in equal shares. If no beneficiary or contingent beneficiary is alive or in existence upon the Insured's death, the Death Benefit Proceeds will be payable to the policy owner.
Requests to change or add beneficiaries must be submitted in writing to the Service Center. Nationwide may require that the policy owner send the policy for endorsement before the change is recorded. Any such change request will become effective as of the date signed, however, it will not affect any payment made or action taken before the change is received and recorded by Nationwide.
Purchasing a Policy
The policy is available for Insureds between the age of 18 and 79. To purchase the policy, prospective purchasers must submit a completed application and the required initial Premium payment.
Nationwide must receive evidence of insurability that satisfies its underwriting standards (this may require a medical examination) before it will issue a policy. Nationwide can provide prospective purchasers with the details of its underwriting standards upon request. Nationwide reserves the right to reject any application for any reason permitted by law. Additionally, Nationwide reserves the right to modify its underwriting standards on a prospective basis for newly issued policies at any time.
The minimum initial Base Policy Specified Amount in most states is $50,000. Nationwide reserves the right to modify the minimum Base Policy Specified Amount on a prospective basis for newly issued policies at any time.
Underwriting may occur at a corporate level to determine whether or not the risks and expenses associated with the insurance applied for is appropriate for Nationwide to assume in placing the policy. Nationwide may refuse to issue any additional policies to a policy owner who has previously been issued policies by Nationwide that have aggregate scheduled annual Premium that exceeds $15 million.
Initial Premium Payment
The initial Premium payment is due on the Policy Date. Any due and unpaid policy charges will be subtracted from the initial Premium payment. Insurance coverage will not be effective until the initial Premium is paid, even if the Policy Date precedes the date the initial Premium is paid. The required initial Premium payment amount is stated in the Policy Data
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Pages and will depend on the following factors: the initial Base Policy Specified Amount, death benefit option elected, any Riders elected, and the policy component elected, the Insured's age, health, and activities. Initial Premium may be paid to the Service Center or to an authorized Nationwide representative. The initial Premium payment will not be applied to the policy until the underwriting process is complete.
Insurance Coverage Effective Date
Unless the policy is issued pursuant to an exchange under Section 1035 of the Code, issuance of full insurance coverage occurs on the latest of:
•	the date Nationwide certifies that the complete application materials have been submitted and the underwriting conditions have been satisfied;
•	the Policy Date; or
•	the date the initial Premium is received at the Service Center.
If the policy is issued as a result of an exchange under Section 1035 of the Code, issuance of full insurance coverage occurs on the later of:
•	the date the insurance carrier of the exchanged policy authorizes payment of such policy's proceeds to Nationwide; or
•	the date Nationwide certifies that the complete application materials have been submitted and the underwriting conditions have been satisfied, provided there is sufficient Premium to pay policy charges for at least three months.
Nationwide has the right to reject any application for insurance. If an application is rejected, the Premium will be returned to the policy owner within two business days of the date the decision to reject an application is made.
With respect to any reinstatement or increase in coverage, the effective date of coverage will be the monthly anniversary of the Policy Date on or next following the date Nationwide approves the supplemental application. With respect to any decrease in coverage, the effective date will be the monthly anniversary of the Policy Date on or next following the date Nationwide receives the request.
Insurance coverage will end upon the Insured's death, the policy owner terminates coverage in writing, Nationwide pays the Maturity Proceeds, the Grace Period ends, or the policy is surrendered in full.
Right to Cancel (Examination Right)
Under state law a policy owner may, for a limited time, cancel the policy and receive a refund (commonly referred to as the "right to cancel" period). The length of the right to cancel period depends on state law and may vary depending on whether the policy was purchased to replace another policy. The minimum right to cancel period is 10 days.
In order to cancel the policy during the right to cancel period, a policy owner must submit a written cancellation request and return the policy either to the sales representative or to the Service Center. Nationwide will honor cancellation requests received by the last day of the right to cancel period (if returned by US mail, the request must be post-marked by the last day of the right to cancel period). If the policy is canceled during the right to cancel period, Nationwide will treat the policy as if it was never issued.
Cancellation requests received after the close of business on the date the right to cancel period expires will not be canceled free of charge.
Within seven days of a cancellation request, Nationwide will refund the amount prescribed by state law. The amount Nationwide refunds will be Cash Value and any charges deducted or, in certain states, the greater of the Premium paid or the policy's Cash Value plus any charges deducted.
Allocation of Net Premium During Right to Cancel Period
Where state law requires the return of initial Premium for cancellations during the right to cancel period, Nationwide will allocate initial Net Premium to the Fixed Account as instructed. Nationwide will allocate initial Net Premium allocated to the Sub-Accounts to the available money market Sub-Account until the right to cancel period expires. At the expiration of the right to cancel period, Nationwide will transfer the amount held in the money market Sub-Account to the requested Sub-Accounts based on the allocation instructions in effect at the time of the transfer.
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Where state law requires the return of Cash Value, Nationwide will allocate all of the initial Net Premium to the designated Sub-Accounts and Fixed Account based upon the allocation instructions in effect at the time, on the next Valuation Period.
Premium Payments
This policy does not require a payment of a scheduled Premium amount to keep it In Force. It will remain In Force as long as the conditions that cause a policy to Lapse do not exist, see Lapse and Unfavorable Investment Experience. Premium payment reminder notices will be sent according to the Premium payment schedule selected by the policy owner. Additional Premium payments must be submitted to the Service Center. Each Premium payment must be at least $25. Upon request, Nationwide will furnish Premium payment receipts. Policy owners may make additional Premium payments at any time while the policy is In Force and prior to the Maturity Date, subject to the following:
•	Nationwide may require satisfactory evidence of insurability before accepting any additional Premium payment that results in an increase in the policy's Net Amount At Risk.
•	Nationwide will refund Premium payments that exceed the applicable premium limit established by the Code to qualify the policy as a contract for life insurance.
•	Nationwide will monitor Premiums paid and will notify policy owners when the policy is in jeopardy of becoming a modified endowment contract, see Taxes.
•	Nationwide may require that policy Indebtedness be repaid before accepting any additional Premium payments.
Subsequent Premium payments will be allocated according to the allocation instructions in effect at the time the Premium is received.
Cash Value
Nationwide will determine the Cash Value at least monthly. Cash Value will fluctuate daily and there is no guaranteed Cash Value. At the end of any given Valuation Period, the Cash Value is equal to the sum of:
•	the value of the Accumulation Units allocated to the Sub-Accounts, see Valuation of Accumulation Units;
•	amounts allocated to the Fixed Account, including credited interest; and
•	amounts allocated to the policy loan account (only if a loan was taken), including credited interest, see Policy Loans.
Surrenders and policy charges and deductions will reduce the Cash Value of the policy. If Cash Value is a factor in calculating a benefit associated with the policy, such as the Death Benefit or a benefit associated with an elected Rider, the value of that benefit will also fluctuate, including being reduced due to surrenders and policy charge deductions. If the policy is surrendered or Lapses, the Cash Value will be reduced by the amount of any Indebtedness.
On any date during the policy year, the Cash Value equals the Cash Value on the preceding Valuation Period, plus any Net Premium applied since the previous Valuation Period, minus any policy charges, plus or minus any investment results, and minus any partial surrenders.
Enhancement Benefit
An Enhancement Benefit is included in the policy and is added to the Cash Value when there is a complete surrender of the policy but is not applied to Section 1035 exchanges, policy loans, and partial surrenders. The Enhancement Benefit is essentially a partial return of policy charges assessed. In most instances, the Enhancement Benefit will not exceed the sum of all charges assessed on the policy.
The purpose of the Enhancement Benefit is to allow the policy during earlier years to more closely track the corporate liability it is intended to off-set. This is accomplished by lowering the cost associated with a surrender in early policy years.
The minimum Enhancement Benefit available in policy year one equals 0.10% of Premium in policy year one. The Enhancement Benefit will vary based on the following:
•	sex (if not unisex classified) of the Insured;
•	the elapsed time since the Policy Date;
•	Investment Experience;
•	the charges assessed to the policy;
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•	the policy component configurations; and
•	the pattern of renewal Premium payments.
The Enhancement Benefit may increase or decrease by policy year, but it is designed to decline to zero at the end of its scheduled duration, which is 10 years. If the Supplemental Insurance Rider is in effect, the Enhancement Benefit is reduced. The Supplemental Insurance Rider reduces the Enhancement Benefit because the lower charges associated with the Rider result in less of an enhancement required to off-set early policy year costs associated with surrender.
The Enhancement Benefit is paid from Nationwide’s general account at the time the policy is completely surrendered. Nationwide may postpone payment of the Enhancement Benefit for up to six months from the date of surrender.
Changing the Amount of Base Policy Insurance Coverage
The policy owner may request to change the Base Policy Specified Amount. To change the Base Policy Specified Amount, the policy owner must submit a written request to the Service Center. Changes to the Base Policy Specified Amount will become effective on the next monthly policy anniversary after Nationwide approves the request unless the policy owner requests and Nationwide approves a different date. However, no change will take effect unless the Cash Surrender Value would be sufficient to keep the policy In Force for at least three months. Nationwide may limit the number of Base Policy Specified Amount changes to one increase and one decrease each policy year. Changes to the Base Policy Specified Amount will typically alter the Death Benefit.
Increases
To increase the Base Policy Specified Amount, the policy owner must provide satisfactory evidence of insurability. The Insured must be between age of 18 and 79 at the time of the request. Any request to increase the Base Policy Specified Amount must be at least $10,000 and the Base Policy Specified Amount after the increase may not exceed the Maximum Death Benefit. Requests to increase the Base Policy Specified Amount will be applied in the proportion the increase bears to Total Specified Amount. This means if a policy has the Supplemental Insurance Rider, all increases will be done proportionally between the policy's Base Policy Specified Amount and Rider Specified Amount. The policy owner cannot elect how to allocate increases in Total Specified Amount after the Policy Date. Increases to the Base Policy Specified Amount will be allocated among policy components in the same manner as the original policy or the most recent increase, unless an alternative allocation is specifically requested and approved by Nationwide. An increase in the Base Policy Specified Amount may cause an increase in the Net Amount At Risk. Because the Cost of Insurance Charge is based on the Net Amount At Risk, and because there will be a separate cost of insurance rate for the increase, this will usually cause the policy's Cost of Insurance Charge to increase. An increase in the Base Policy Specified Amount may require the policy owner to make larger or additional Premium payments in order to avoid Lapsing the policy.
Decreases
The policy owner may request to decrease the Base Policy Specified Amount any time after the first policy year. Requests to decrease the Base Policy Specified Amount will be applied to the most recent Base Policy Specified Amount increase and applied backwards ending with the original Base Policy Specified Amount. Decreases to the Base Policy Specified Amount will be applied in the same allocation of policy components that exists in the insurance being decreased, unless an alternative allocation is specifically requested and approved by Nationwide. Decreases to the Base Policy Specified Amount may decrease policy charges calculated per $1,000 of Base Policy Specified Amount or Net Amount At Risk (including any Rider charges), depending on the death benefit option elected and the amount of the Cash Value. Nationwide will deny any request to reduce the Base Policy Specified Amount below the minimum Total Specified Amount shown on the Policy Data Page. Nationwide will also deny any request that would disqualify the policy as a contract for life insurance.
To Irrevocably Transfer Cash Value Or Exchange The Policy
During the first 24 months of coverage, or longer if required by state law, the policy owner has a right to irrevocably elect to transfer 100% of the policy's Cash Value to the Fixed Account, irrespective of transfer restrictions. After this election, the policy will no longer participate in the Investment Experience of the Sub-Accounts. The policy's Cash Value will be credited with the Fixed Account's interest rate. To invoke this right, the policy must be In Force and not in the Grace Period, and the policy owner must submit a written request to the Service Center on approved forms.
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After the first 24 months of coverage, the policy owner may make a request to exchange the policy for a different policy subject to evidence that the Insured meets current underwriting standards of insurability. The new policy may be one of Nationwide's available flexible premium adjustable life insurance policies that does not have a greater Death Benefit than this policy immediately prior to the exchange date. This policy will terminate when the new policy takes effect. The exchange may have tax consequences, see Exchanging The Policy For Another Life Insurance Policy.
Terminating the Policy
There are several ways that the policy can terminate. All coverage under the policy will terminate when any one of the following events occur:
•	the policy owner requests in writing to the Service Center to terminate coverage;
•	the Insured dies;
•	the policy is In Force on the Maturity Date and the policy owner does not elect to extend coverage beyond the Maturity Date;
•	the policy Lapses; or
•	the policy is surrendered for its Cash Surrender Value.
Terminating the policy may result in adverse tax consequences.
Assigning the Policy
The policy owner may assign any or all rights under the policy while it is In Force, subject to Nationwide’s approval. The beneficiary's interest will be subject to the person or entity to which the policy owner assigned rights. Assignments must be in writing on a form satisfactory to Nationwide. Assignments will become effective on the date signed, unless otherwise specified by the policy owner, and are subject to any payments or actions taken by Nationwide before it is received and recorded at the Service Center. Nationwide is not responsible for the sufficiency or validity of any assignment. Assignments will be subject to any Indebtedness, policy liens, garnishments, court orders, and any previous assignments. If the assignment qualifies as an exchange under Section 1035 of the Code, no Enhancement Benefit will be paid.
Reports and Illustrations
Nationwide will send scheduled Premium payment reminders and transaction confirmations to policy owners upon request. Nationwide will also send quarterly and annual statements that show:
•	the Total Specified Amount;
•	Premiums paid;
•	all charges since the last report;
•	the current Cash Value;
•	the Cash Surrender Value; and
•	Indebtedness.
Confirmations of individual financial transactions, such as transfers, partial surrenders, and loans are generated and mailed automatically. Copies may be obtained by contacting the Service Center.
Nationwide will send these reminders and reports to the address provided on the application unless directed otherwise. At any time, policy owners may ask for an illustration of future benefits and values under the policy, see Illustration Charge.
Standard Policy Charges
Nationwide takes deductions from Premium payments and/or the Cash Value to compensate it for the services and benefits provided, the costs and expenses incurred, and the risks assumed. Nationwide may generate a profit from any of the charges assessed under the policy and certain expenses may be recovered utilizing more than one charge.
Monthly charges are deducted from Cash Value beginning on the Policy Date. Charges are taken proportionally from the Sub-Accounts and the Fixed Account. Charges taken against allocations to the Sub-Accounts are assessed by redeeming Accumulation Units. The number of Accumulation Units redeemed is determined by dividing the dollar amount of the
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charge by the Accumulation Unit value for the Sub-Account. Nationwide does not deduct policy charges or Rider charges from the Cash Value attributable to the policy loan account. Interest charged and interest credited against policy loans may result in net charges. For a complete description of how interest is credited and charged, see Policy Loans.
The charges reflect the costs and risks associated with the policy. The Insured is assigned to an underwriting classification based upon a combination of his/her Issue Age, sex (if not unisex classified), tobacco rate type, type of evidence of insurability, and any Substandard Ratings. In evaluating and underwriting a corporate or legal entity purchasing the policy, and setting cost of insurance charges, Nationwide may take into account several factors, including the purpose for which the policy is being purchased, the anticipated amount and timing of Premium payments, and the expected asset persistency.
Nationwide may change policy and/or Rider charges and rates under the policy at any time, subject to the guaranteed maximum rates stated in the Policy Data Pages. Changes in policy and/or Rider charges and rates vary by changes in future expectations for factors including, but not limited to, Nationwide’s investment earnings, mortality experience, persistency experience, expenses, including reinsurance expenses, and taxes. Changes to policy and/or Rider charges and rates will be on a uniform basis for Insured’s of the same Issue Age, sex, rate class, rate type, any Substandard Rating, and Base Policy Specified Amount whose policies have been In Force for the same length of time. If a change in the charges or rates causes an increase to the policy and/or Rider charges, the policy’s Cash Value could decrease. If a change in the charges or rates causes a decrease to the policy and/or Rider charges, the policy’s Cash Value could increase. Any changes will be determined in accordance with state law. Policy and Rider charges will never exceed the maximum charges shown in the fee tables, see In Summary: Fee Tables.
Policy Components
There are several charge structures, or "policy components," under the policy which can be selected and blended, i.e., the policy owner may elect to apply 100% of the Total Specified Amount to a single policy component, or apply portions (totaling 100%) of the Total Specified Amount to one or more policy components.
The policy components permit policy purchasers to determine how to allocate policy charges (including charges for distribution expenses) over the life of the policy. Certain policy components rely on premium loads to cover expenses, while others rely on periodic charges that spread expenses over the years. Different policy components consist of different patterns of current policy charges.
•	Policy Component A calls for the greatest apportionment of charges on the front-end. This policy component includes a Premium Load that declines over the first five policy years, as well as a Deferred Premium Load that is assessed in policy years two through five and is based on Premium paid in the first policy year. The aggregate current monthly charges (i.e., the cost of insurance charge, the specified amount charge, and the sub-account asset charge) under this policy component are lower than those for Policy Components B and C during the first four policy years, and lower than those for Policy Component D in all policy years.
•	Policy Component B includes a Premium Load that declines over the first five policy years, but does not include a Deferred Premium Load. The aggregate current monthly charges are lower than those for Policy Component A after the first four policy years, lower than those for Policy Component C after the first 10 policy years, and lower than those for Policy Component D in all policy years.
•	Policy Component C apportions charges on the front-end to a lesser extent than under either Policy Component A or B: the Premium Load is at a lower, declining rate and for a shorter duration (i.e., for four rather than five years). The aggregate current monthly charges are higher than those for Policy Component B during the first 10 policy years, and similar thereafter. The aggregate current monthly charges are higher than those for Policy Component A during the first four policy years, and similar thereafter. The aggregate current monthly charges are lower than those for Policy Component D in all years.
•	Policy Component D has no Premium Load—either front-end or deferred. The aggregate current monthly charges under this policy component are always higher than those under Policy Components A, B, and C.
The charges assessed under the policy will depend upon the policy component configurations selected and whether coverage under the Supplemental Insurance Rider is elected. Generally, if coverage under the Supplemental Insurance Rider is elected and the Base Policy Specified Amount is concurrently offset by the same amount, some of the charges associated with the policy will be lower because the charges under the rider are generally lower than those available under a base policy (i.e., a policy without any riders), see Policy Riders and Rider Charges. Depending on the actual amount and timing of Premium payments and Investment Experience, at any point in time, the Cash Value and Death Benefit associated with one policy component may turn out to be less favorable than they would have been if another component
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had been selected. While Nationwide reserves the right to change the pattern of charges under a policy component at any time, the levels of charges associated with each policy component will never exceed the maximum charges in the Periodic Charges table, see In Summary: Fee Tables.
When an application to purchase the policy is submitted, the policy owner selects a policy component configuration to apply to the Base Policy Specified Amount. For example, the policy owner might elect to apply 25% of Base Policy Specified Amount to each policy component, or 50% to Policy Component B and 50% to Policy Component D. This selection of policy component configurations determines how the current policy charges are weighted in order to calculate the amount of each charge assessed. In other words, the charge assessed is a proportional blending of the charges associated with each of the policy components that apply to the Total Specified Amount. If the policy owner elected to apply 25% of the Base Policy Specified Amount to each policy component, then 25% of the Premium Load for each policy component would be added to determine the amount of Premium Load; the same procedure would be followed to determine the Deferred Premium Load or the monthly policy charges under that policy component configuration. Appendix C: Blending Examples of Policy Charges contains examples showing how the amount and timing of charges under the policy vary under the different policy components, and how those charges are blended.
Nationwide may reject applications with certain policy component configurations based on: (1) the amount of overall expenses under the policy and the timing of the allocation of those expenses over the life of the policy; (2) the anticipated amount and timing of Premium payments; and (3) the expected asset persistency based on the purpose for which the corporation/entity is purchasing the policy. Any rejection of an application with certain policy component configurations is based on whether Nationwide can assume expenses and risks based on its assessment of the corporate purchaser and the preceding factors. Nationwide's underwriting policies are available upon request. Once the policy has been issued, changes to the policy component configurations are permitted only with Nationwide's prior approval. Policy component configuration choices are documented in the Policy Data Pages.
The policy is complex. The amount of charges assessed under the policy will depend upon the policy component configuration(s) applied, and whether the Supplemental Insurance Rider is elected. The policy owner should request and review illustrations demonstrating the results of various policy component allocation configurations and the benefits/detriments of electing available Riders. By comparing and discussing the various scenarios with a registered representative, the policy owner can identify the policy component configuration(s) that is/are consistent with their objectives.
Premium Load
A Premium Load is deducted from each Premium payment to partially reimburse Nationwide for sales expenses and premium taxes, and certain actual expenses--including acquisition costs. The Premium Load also provides revenue to compensate Nationwide for assuming risks associated with the policy, and revenue that may be a profit. The Premium Load applicable to the policy depends on the policy component configurations selected, the number of years since the Policy Date, the amount of annual Premium, and the amount of term insurance coverage purchased via the Supplemental Insurance Rider.
Each Premium payment is divided into contributions towards Target Premium and Excess Premium. Target Premium is an annual premium based on the Base Policy Specified Amount (i.e., the policy without any Riders) and the Insured's age and underwriting class. A portion of each Premium payment is considered a contribution towards Target Premium until the total of such contributions in a policy year equals the Target Premium. The portion considered a contribution towards Target Premium is equal to the Premium payment multiplied by the ratio of the Base Policy Specified Amount to the Total Specified Amount. The portion of each premium payment that exceeds the Target Premium is Excess Premium.
In general, election of the Supplemental Insurance Rider decreases the policy’s Target Premium because of policy charge blending (an example of policy charge blending is provided in Appendix C: Blending Examples of Policy Charges). A lower Target Premium impacts the amount of Percent of Premium Charge assessed because a lower Target Premium will result in a greater portion of Net Premium paid being considered Excess Premium. The Percent of Premium Charge is generally less when assessed against Excess Premium than when assessed against Target Premium during the early years following policy issuance or after an increase in the Total Specified Amount.
The chart below shows the current Premium Loads on Target Premium and Excess Premium that are assessed under each policy component.
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Premium Loads on Target and Excess Premium
Policy Year	1		2		3		4		5 and thereafter
	Target Premium	Excess Premium	Target Premium	Excess Premium	Target Premium	Excess Premium	Target Premium	Excess Premium	Target Premium	Excess Premium
Policy Component A	10%	2%	8%	2%	6%	2%	4%	2%	2%	2%
Policy Component B	10%	2%	8%	2%	6%	2%	4%	2%	2%	2%
Policy Component C	8%	2%	6%	2%	4%	2%	2%	2%	2%	2%
Policy Component D	0%	0%	0%	0%	0%	0%	0%	0%	0%	0%
The Premium Load that is charged is determined by multiplying the Premium payment by the weighted average (i.e., a proportional blending) of the Premium Loads for each policy component based on the policy component configuration(s) that the policy owner has selected, see Appendix C: Blending Examples of Policy Charges.
Each increase in the Base Policy Specified Amount is treated as new coverage, with the Premium Load attributable to the increase determined as if it is part of a newly issued policy.
Deferred Premium Load
A Deferred Premium Load is deducted from the Cash Value to partially compensate Nationwide for sales expenses and premium taxes. This charge also may provide revenue to compensate Nationwide for assuming risks associated with the policy, and revenue that may be a profit. The Deferred Premium Load applicable to the policy depends on the aggregate Premium payments made to the policy in the first policy year, the policy component configuration(s), and the amount of term insurance coverage purchased via the Supplemental Insurance Rider. Currently, Nationwide deducts the Deferred Premium Load only under Policy Component A, on the anniversary of the Policy Date in policy years two through five, and the charge is taken proportionally from the Sub-Account and Fixed Account allocations. This charge is in addition to the Premium Load assessed in those years, and is assessed regardless of whether any Premium is paid in those years.
The amount of Deferred Premium Load paid depends on the classification of the Premium payment(s) as contributing towards Target Premium or Excess Premium, and the policy component configuration(s). The chart below shows the current Deferred Premium Loads on Target Premium and Excess Premium that are assessed under each policy component.
Deferred Premium Loads on Target and Excess Premium
Policy Year	1		2-5		6 and thereafter
	Target Premium	Excess Premium	Target Premium	Excess Premium	Target Premium	Excess Premium
Policy Component A	0%	0%	2%	0.5%	0%	0%
Policy Component B	0%	0%	0%	0%	0%	0%
Policy Component C	0%	0%	0%	0%	0%	0%
Policy Component D	0%	0%	0%	0%	0%	0%
The Deferred Premium Load is determined by multiplying the Premium payment by the weighted average (i.e., a proportional blending) of the Deferred Premium Loads for each policy component, based on the policy component configuration(s) selected. The Deferred Premium Load currently is (and is guaranteed never to exceed) 2% of aggregate Premium payments made in policy year one.
Illustration Charge
Nationwide only assesses an Illustration Charge for excessive requests for In Force policies. Excessive requests means more than 10 in any 12 month period. This charge compensates Nationwide for the administrative costs of generating the illustration. This charge will not exceed $25 per illustration requested. Any Illustration Charge must be paid at the time of the illustration request. The Illustration Charge will not be deducted from the policy's Cash Value.
The Illustration Charge is not applicable to requests for illustrations of prospective policies during the sales process.
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Base Policy Cost of Insurance
A Base Policy Cost of Insurance is deducted proportionally from Sub-Account and Fixed Account allocations on the Policy Date and on each monthly anniversary of the Policy Date. The charge is intended to cover Nationwide’s expenses associated with providing expected mortality benefits and assuming certain risks associated with the policy, and to cover other expenses, including acquisition costs, and state and federal taxes. Nationwide may also profit from this charge.
The Cost of Insurance Charge is the product of the Net Amount At Risk and the cost of insurance rate. The cost of insurance rate will vary by the selected policy component, the Insured's age, sex (if not unisex classified), tobacco use, underwriting classification, any Substandard Ratings, how long the policy has been In Force, and the Base Policy Specified Amount. The cost of insurance rates are based on Nationwide’s expectations as to future mortality and expense experience, investment earnings, persistency, and taxes. The Base Policy Cost of Insurance Charge is determined by multiplying the Base Policy Net Amount At Risk by the weighted average (i.e., a proportional blending) of the cost of insurance rates for each policy component based on the policy component configuration(s) selected. Current and guaranteed monthly cost of insurance rates established at issue generally increase year over year to reflect expectations that mortality and underwriting risks generally increase as the Insured's Attained Age and the length of time the Policy has been In Force increase.
There will be a separate cost of insurance rate for the initial Base Policy Specified Amount and any Base Policy Specified Amount increase. The cost of insurance rate(s) will never be greater than what is shown on the Policy Data Pages.
Flat Extras and Substandard Ratings
Nationwide may inquire about the occupation and activities of the Insured through the underwriting process. If the activities or occupation of the Insured cause an increased health or accident risk, it may result in the Insured receiving a Substandard Rating. If this is the case, Nationwide may add an additional component to the Cost of Insurance Charge called a "Flat Extra Charge." The Flat Extra Charge accounts for the increased risk of providing life insurance when one or more of these factors apply to the Insured. The Flat Extra Charge is a component of the total Cost of Insurance Charge, so if applied it will be deducted from Cash Value on the Policy Date and the monthly anniversary of the Policy Date. The monthly Flat Extra Charge is between $0.00 and $2.08 per $1,000 of the Net Amount At Risk. If a Flat Extra Charge is applied, it is shown in the Policy Data Pages. In no event will the Flat Extra Charge result in the Cost of Insurance Charge exceeding the maximum charge shown in In Summary: Fee Tables.
Nationwide will uniformly apply a change in any cost of insurance rate for Insureds of the same age, sex, underwriting class, Substandard Ratings, and Base Policy Specified Amount, if the policies have been In Force for the same length of time. If a change in the cost of insurance rates causes an increase to a policy’s Cost of Insurance Charge, the policy's Cash Value could decrease. If a change in the cost of insurance rates causes a decrease to the policy’s Cost of Insurance Charge, the policy's Cash Value could increase.
Non-Medical Underwriting
Nationwide may underwrite the policy on a non-medical basis that may result in a higher Cost of Insurance Charge. Non medical underwriting means that a physical examination to obtain medical information on the proposed Insured is not required to issue the policy. The higher Cost of Insurance Charge would compensate Nationwide for assuming additional mortality risk as a result of issuing without the information that results from medical underwriting. The result is that healthy individuals will subsidize less healthy individuals because there is no medical underwriting, which typically results in lower cost of insurance rates being applied to fully underwritten policies. A medically underwritten policy for a healthy insured would likely have lower cost of insurance rates.
Base Policy Specified Amount Charge
A monthly Base Policy Specified Amount Charge is deducted from the policy's Cash Value to compensate Nationwide for sales, underwriting, distribution, and issuance of the policy. The applicable charge amount depends on the Total Specified Amount and is the same for all base policy component configurations. The Base Policy Specified Amount Charge will be deducted proportionally from Sub-Account and Fixed Account allocations. For all policies, the maximum guaranteed Base Specified Amount Charge is $0.40 per $1,000 of Base Policy Specified Amount. For policies with applications dated prior to September 30, 2008, the charge associated with the first $50,000 of Total Specified Amount is determined separately from the charge associated with the Total Specified Amount in excess of $50,000.
The tables below show the current Base Policy Specified Amount Charges.
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Base Policy Specified Amount Charges
For Applications Dated On or After September 30, 2008
Policy Year	Total Specified Amount
1 through 20	$0.08 per $1,000
21 and thereafter	$0.01 per $1,000
Base Policy Specified Amount Charges
For Applications Dated Prior to September 30, 20081
Total Specified Amount
Policy Year	Up to $50,000	Over $50,000
1 through 20	$0.30 per $1,000	$0.09 per $1,000
21 and thereafter	$0.01 per $1,000	$0.01 per $1,000
[1]	The total charges applied to Base Policy Specified Amount are determined by adding the amount of the charges of the first $50,000 of Total Specified Amount attributable to Base Policy Specified Amount to the amount of charges attributable to Base Policy Specified Amount on Total Specified Amount in excess of $50,000. Base Policy Specified Amount will equal Total Specified Amount, unless any Rider Specified Amount is elected.
A distinct Rider Specified Amount charge applies to the Supplemental Insurance Rider. If the Rider is elected, the Total Specified Amount charges will depend upon the allocation of Total Specified Amount between the base policy and the Supplemental Insurance Rider. To determine Total Specified Amount charges, add the amount of the Base Policy Specified Amount charge to the Rider Specified Amount charge. Total charges are a weighted average of the amount of Base Policy Specified Amount and Rider Specified Amount. The end result is a charge blending, see Supplemental Insurance Rider.
Sub-Account Asset Charge
A Sub-Account Asset Charge is deducted from the policy's Cash Value allocated to the Sub-Accounts on each monthly anniversary of the Policy Date to cover certain actual expenses, including acquisitions costs and premium taxes. This charge also provides revenues for assuming certain risks associated with the policy, and revenues that may be profit. The Sub-Account Asset Charge depends on the policy component configuration(s), the amount of Cash Value, and whether there is any Supplemental Insurance Rider Specified Amount. This charge is determined for the base policy by multiplying the Cash Value allocated to the Sub-Accounts by the weighted average (i.e., a proportional blending) of the Sub-Account Asset factors for each policy component, based on the policy component configuration(s) selected. Different Sub-Account Asset factors apply to the Supplemental Insurance Rider, see Supplemental Insurance Rider.
The Sub-Account Asset Charge depends on the policy component configuration(s) selected. The table below shows the current Sub-Account Asset Factors (presented as an annual rate) for policy components for the Base Policy Specified Amount.
Current Base Policy Sub-Account Asset Factor Charges (shown as an annual rate)1
Ratio of Cash Value to 7-Pay Premium[2] (on a monthly anniversary)	Policy Component A	Policy Component B	Policy Component C	Policy Component D
Under 125%	0.30%	0.25%	0.25%	0.60%
125% - 249%	0.26%	0.23%	0.23%	0.55%
250% - 374%	0.22%	0.20%	0.20%	0.50%
375% - 499%	0.19%	0.18%	0.18%	0.46%
500% - 649%	0.17%	0.16%	0.16%	0.42%
650% - 799%	0.15%	0.14%	0.14%	0.38%
800% - 999%	0.13%	0.13%	0.13%	0.35%
1000% - 1299%	0.11%	0.11%	0.11%	0.33%
1300% - 1599%	0.10%	0.10%	0.10%	0.31%
1600% - 1999%	0.09%	0.09%	0.09%	0.29%
2000% - 2499%	0.08%	0.08%	0.08%	0.27%
2500% & over	0.06%	0.06%	0.06%	0.25%
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[1]	To calculate the monthly deduction based on the annual rates listed above, use the following formula: Monthly Rate = (1+ Annual Rate) (Number of days in the Month / Number of days in the year) – 1
[2]	The 7-Pay Premium is established as of the Policy Date and will not change.
The maximum Base Policy Sub-Account Asset Factor Charge for each of the policy components is 1.25% (annual rate), the greatest current charge assessed by component is listed below.
Policy Component A	Policy Component B	Policy Component C	Policy Component D
0.30%	0.25%	0.25%	0.60%
The Sub-Account Asset Charge is determined by proportionally blending the sub-account asset factors for the policy components selected to a single factor that is then applied to the policy's Cash Value. The guaranteed maximum annual and monthly charges are shown on the Policy Data Pages.
Administrative Charge
An administrative charge is deducted proportionally from the policy's Sub-Account and Fixed Account allocations on the Policy Date and each monthly anniversary of the Policy Date. The charge reimburses Nationwide for the costs of maintaining the policy, including accounting and record-keeping. The charge is currently $5 per month per policy. The maximum guaranteed charge is $10 per month per policy.
Mutual Fund Operating Expenses
In addition to the policy charges, there are also charges associated with the mutual funds in which the Sub-Accounts invest. Policy owners do not pay these charges directly, but these charges do affect the value of the assets allocated to the Sub-Accounts because these charges are reflected in the underlying mutual fund prices that Nationwide subsequently uses to value Sub-Account units. The underlying mutual funds' prospectuses contain additional information about these charges. Policy owners may contact the Service Center to receive, free of charge, copies of the prospectuses for any of the underlying mutual funds available under the policy.
A Note on Charges
During a policy's early years, the expenses Nationwide incurs in distributing and establishing the policy exceed the deductions. Nevertheless, Nationwide expects to make a profit over time because variable life insurance is intended to be a long-term financial investment. Accordingly, Nationwide has designed the policy with features and investment options that it believes support and encourage long-term ownership.
Nationwide makes many assumptions and accounts for many economic and financial factors when establishing the policy's fees and charges. The following is a discussion of some of the factors that are relevant to the policy's pricing structure.
Distribution, Promotional, and Sales Expenses
Distribution, promotional, and sales expenses include amounts paid to broker-dealer firms as commissions, expense allowances, and marketing allowances. Nationwide refers to these expenses collectively as "total compensation."
Nationwide has the ability to customize the total compensation package of its broker-dealer firms. Nationwide may vary the form of compensation paid or the amounts paid as commission, expense allowance, or marketing allowance; however, the total premium based compensation will not exceed the maximum of 45% of first year premiums and 15% of renewal premium after the first year. Commission may also be paid as an asset-based amount instead of a premium based amount. If an asset-based commission is paid, it will not exceed 0.85% of the non-loaned cash value per year.
Marketing allowance is based on a firm’s ability and demonstrated willingness to promote and market Nationwide’s products. How any marketing allowance is spent is determined by the firm, but generally will be used to finance firm activities that may contribute to the promotion and marketing of Nationwide’s products.
The actual amount and/or forms of total compensation paid depend on factors such as the level of premiums Nationwide receives from respective broker-dealer firms and the scope of services the firms provide. Some broker-dealer firms may not receive maximum total compensation.
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Individual registered representatives typically receive a portion of the commissions/total compensation paid, depending on their arrangement with their broker-dealer firm. Policy owners should consult the registered representative or Nationwide Business Solutions Group to know the exact compensation arrangement associated with this policy.
Information on Underlying Mutual Fund Service Fee Payments
Nationwide's Relationship with the Underlying Mutual Funds
The underlying mutual funds incur expenses each time they sell, administer, or redeem their shares. The separate account aggregates policy owner purchase, redemption, and transfer requests and submits net or aggregated purchase/redemption requests to each underlying mutual fund daily. The separate account (not the policy owners) is the underlying mutual fund shareholder. When the separate account aggregates transactions, the underlying mutual fund does not incur the expense of processing individual transactions it would normally incur if it sold its shares directly to the public. Nationwide incurs these expenses instead.
Nationwide also incurs the distribution costs of selling the policy (as discussed above), which benefit the underlying mutual funds by providing policy owners with Sub-Account options that correspond to the underlying mutual funds.
An investment advisor or subadvisor of an underlying mutual fund or its affiliates may provide Nationwide or its affiliates with wholesaling services that assist in the distribution of the policy and may pay Nationwide or its affiliates to participate in educational and/or marketing activities. These activities may provide the advisor or subadvisor (or their affiliates) with increased exposure to persons involved in the distribution of the policy.
Types of Payments Nationwide Receives
In light of the above, the underlying mutual funds or their affiliates make certain payments to Nationwide or its affiliates (the "payments"). The amount of these payments is typically based on a percentage of assets invested in the underlying mutual funds attributable to the policies and other variable policies Nationwide and its affiliates issue, but in some cases may involve a flat fee. These payments are made for various purposes, including payments for the services provided and expenses incurred by the Nationwide companies in promoting, marketing and administering the policies and underlying funds. Nationwide may realize a profit on the payments received.
Nationwide or its affiliates receive the following types of payments:
•	Underlying mutual fund 12b-1 fees, which are deducted from underlying mutual fund assets;
•	Sub-transfer agent fees or fees pursuant to administrative service plans adopted by the underlying mutual fund, which may be deducted from underlying mutual fund assets; and
•	Payments by an underlying mutual fund's advisor or subadvisor (or its affiliates). Such payments may be derived, in whole or in part, from the advisory fee, which is deducted from underlying mutual fund assets and is reflected in mutual fund charges.
Furthermore, Nationwide benefits from assets invested in affiliated underlying mutual funds (i.e., Nationwide Variable Insurance Trust) because these affiliates receive compensation from the underlying mutual funds for investment advisory, administrative, transfer agency, distribution, and/or other services provided. Overall, Nationwide may receive more revenue with respect to affiliated underlying mutual funds than unaffiliated underlying mutual funds.
Nationwide took into consideration the anticipated mutual fund service fee payments from the underlying mutual funds when it determined the charges imposed under the policies (apart from fees and expenses imposed by the underlying mutual funds). Without these mutual fund service fee payments, Nationwide would have imposed higher charges under the policy.
Amount of Payments Nationwide Receives
For the year ended December 31, 2016, the underlying mutual fund service fee payments Nationwide and its affiliates received from the underlying mutual funds did not exceed 0.75% (as a percentage of the average daily net assets invested in the underlying mutual funds) offered through the policy or other variable policies that Nationwide and its affiliates issued. Payments from investment advisors or subadvisors to participate in educational and/or marketing activities have not been taken into account in this percentage.
Most underlying mutual funds or their affiliates have agreed to make payments to Nationwide or its affiliates, although the applicable percentages may vary from underlying mutual fund to underlying mutual fund and some may not make any payments at all. Because the amount of the actual payments Nationwide or its affiliates receive depends on the assets of
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the underlying mutual funds attributable to the policy, Nationwide and its affiliates may receive higher payments from underlying mutual funds with lower percentages (but greater assets) than from underlying mutual funds that have higher percentages (but fewer assets).
For policies owned by an employer sponsored retirement plan subject to ERISA, upon a plan trustee’s request, Nationwide will provide a best estimate of plan-specific, aggregate data regarding the amount of underlying mutual fund service fee payments Nationwide received in connection with the plan’s investments either for the previous calendar year or plan year, if the plan year is not the same as a calendar year.
Identification of Underlying Mutual Funds
Nationwide may consider several criteria when identifying the underlying mutual funds, including some or all of the following: investment objectives, investment process, investment performance, risk characteristics, investment capabilities, experience and resources, investment consistency, fund expenses, asset class coverage, the strength of the adviser’s or sub-adviser’s reputation and tenure, brand recognition, and the capability and qualification of each investment firm. Other factors Nationwide may consider during the identification process are: whether the underlying mutual fund's advisor or sub-advisor is a Nationwide affiliate; whether the underlying mutual fund or its service providers (e.g., the investment advisor or sub-advisors), or its affiliates will make mutual fund service fee payments to Nationwide or its affiliates in connection with certain administrative, marketing, and support services; or whether affiliates of the underlying mutual fund can provide marketing and distribution support for sales of the policies. For additional information on these arrangements, see Types of Payments Nationwide Receives. Nationwide reviews the funds periodically and may remove a fund or limit its availability to new contributions and/or transfers of account value if we determine that a fund no longer satisfies one or more of the selection criteria, and/or if the fund has not attracted significant allocations from policy owners.
Nationwide does not recommend or endorse any particular fund and it does not provide investment advice.
There may be underlying mutual funds with lower fees and expenses, as well as other variable policies that offer underlying mutual funds with lower fees and expenses. Policy owners should consider all of the fees and charges of the policy in relation to its features. Higher policy fees and charges and underlying mutual fund fees and expenses have a direct effect on the policy’s investment performance.
Policy Riders and Rider Charges
Policy owners may purchase one or more of the policy’s Riders. There may be additional charges assessed for elected Riders, see In Summary: Fee Tables. The availability, operation, and benefits of the Riders may vary by the state where the policy is issued.
Rider charges are assessed starting on the Policy Date and each monthly anniversary of the Policy Date by taking deductions from the Cash Value. If a Rider is elected after the Policy Date, Rider charges will begin to be deducted on the first monthly anniversary after Nationwide approves the request unless the policy owner requests and Nationwide approves a different date.
Rider charges compensate Nationwide for the services and benefits provided, the costs and expenses incurred, and the risks assumed by Nationwide associated with offering the Riders. Nationwide may generate a profit from any of the Rider charges.
The maximum and minimum/current Rider charges are stated in the Fee Tables, see In Summary: Fee Tables.
Note: The charge and/or benefits received under certain Riders may be treated as a distribution from the policy for income tax purposes, see Periodic Withdrawals, Non-Periodic Withdrawals in Taxes, and Policy Loans.
Change of Insured Rider
This Rider is automatically issued with the policy with no associated charge. The benefit associated with the Change of Insured Rider is that the policy owner may designate a new Insured at any time after the Policy Date, subject to insurability and the conditions below. If this Rider is invoked, the policy charges after the change will be based on the underwriting classification and characteristics of the new Insured.
The amount of insurance coverage after the change date will be the Total Specified Amount shown on the application to change the Insured provided that (1) the policy continues to qualify as life insurance under the Code, and (2) such Total Specified Amount equals or exceeds the minimum Total Specified Amount shown on the Policy Data Pages. Coverage of
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the new Insured will become effective on the change date. Coverage of the previous Insured will terminate on the day before the change date. The change date is the first monthly anniversary on or next following the date the change of Insured conditions are met. The Policy Date will not change.
Change of Insured conditions:
(1)	At the time of the change, the new Insured must have the same business relationship to the policy owner as did the previous Insured.
(2)	The new Insured may be required to submit satisfactory evidence of insurability.
(3)	The new Insured must satisfy Nationwide’s underwriting requirements.
(4)	The policy must be In Force and not be in a Grace Period at the time of the change.
(5)	The new Insured must have been at least age 18 on the Policy Date.
(6)	The policy owner must make written application to change the Insured to the Service Center.
Federal income tax consequences may result from a change in insured. For federal income tax purposes the substitution of a new insured is treated as an exchange of the policy for another life insurance policy. Because the new insured is not the same as the insured that was substituted, the tax free treatment for policy exchanges under Code Section 1035 may not be available because the requirement that the insured under the policy relate to the same individual would not be met; consequently, the excess Cash Surrender Value over the investment in the policy would be taxable as ordinary income. The foregoing is not comprehensive and cannot replace personalized advice provided by a competent tax professional. The policy owner should seek competent tax advice regarding the tax treatment of the policy when contemplating a change of insured.
Change of Insured Rider Charge
There is no charge associated with the Change of Insured Rider.
Supplemental Insurance Rider
General Information on the Benefits and Operation of the Supplemental Insurance Rider
This Rider will modify the amount of insurance coverage (Death Benefit) under the base policy. The benefit associated with the Supplemental Insurance Rider is term life insurance on the Insured that is: (1) in addition to the Base Policy Specified Amount; (2) payable to the beneficiary upon the Insured's death; and (3) annually renewable until the Insured reaches Attained Age 100. The charges for the Rider are calculated in the same manner as those applicable to the base policy, although different rates may apply under the various policy components available with the Supplemental Insurance Rider. Currently, if coverage under this Rider is purchased and the Base Policy Specified Amount is concurrently reduced by an off-setting amount, some of the charges associated with the base policy will be reduced. Charges under the policy components available with the Rider may be lower than the corresponding charges under the policy components available for a base policy. Rider policy component charges are lower in most cases because the Rider provides term insurance coverage. The greater the allocation is to Rider policy components, the lower the overall charges will be under the policy. Appendix C: Blending Examples of Policy Charges provides examples showing how charges are "blended" when the Supplemental Insurance Rider is elected and/or Total Specified Amount is applied to one or more policy components.
Note:
•	certain benefits that are normally available under the policy may be reduced or eliminated when this Rider is in effect;
•	adding this Rider results in a lower Enhancement Benefit;
•	in some years and/or at some ages, the cost of insurance charge for the Rider is more expensive than the cost of insurance for the base policy;
•	the Maturity Date may not be extended with respect to the Rider Specified Amount;
•	the Rider's death benefit terminates if the Insured is living on the Maturity Date; and
•	the compensation rates payable to the selling broker-dealer are lower on this Rider than those on the base policy.
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The policy owner may purchase this Rider at the time of application or, subject to Nationwide's approval, at a later time provided that the policy is In Force and the Rider is purchased before the Insured reaches Attained Age 100. If purchased at the time of application, the effective date of the Rider is the same as the effective date of insurance coverage, see Insurance Coverage Effective Date. If purchased subsequently, the effective date will be the monthly anniversary of the Policy Date on or next following the date Nationwide approves the request for coverage unless the policy owner specifies and Nationwide approves, a different date. The Rider Specified Amount may be combined with the Base Policy Specified Amount to satisfy the minimum Total Specified Amount shown on the Policy Data Page. However, while the Rider is in effect, the Base Policy Specified Amount must be at least 10% of the minimum Total Specified Amount. The policy owner may request to either increase or decrease the Total Specified Amount, subject to certain restrictions.
Rider Specified Amount Increases and Reductions Due to Partial Surrender
All increases and decreases of Rider Specified Amount, including decreases due to partial surrender or forced partial surrender, are done proportionally between the amounts allocated to Base Policy Specified Amount and Rider Specified Amount.
Charges Associated with the Supplemental Insurance Rider
The Supplemental Insurance Rider charges listed below are different from the charges under the base policy. These charges will be applied to coverage under the Supplemental Insurance Rider and are in addition to the charges paid on coverage under the base policy.
•	Sub-Account Asset Charge;
•	Supplemental Insurance Rider Specified Amount Charge;
•	Supplemental Insurance Rider Cost of Insurance Charge; and
•	Supplemental Insurance Rider Sub-Account Asset Charge.
The table below shows the current factors used to determine the Sub-Account Asset Charges applicable to the Rider Specified Amount.
Current Supplemental Insurance Rider Sub-Account Asset Factor Charges (shown as an annual rate) 1
Ratio of Cash Value to 7-Pay Premium[2] (on a monthly anniversary)	Policy Component A	Policy Component B	Policy Component C	Policy Component D
Under 125%	0.20%	0.16%	0.16%	0.30%
125% - 249%	0.18%	0.15%	0.15%	0.27%
250% - 374%	0.16%	0.14%	0.14%	0.24%
375% - 499%	0.14%	0.13%	0.13%	0.22%
500% - 649%	0.12%	0.12%	0.12%	0.20%
650% - 799%	0.11%	0.11%	0.11%	0.18%
800% - 999%	0.10%	0.10%	0.10%	0.16%
1000% - 1299%	0.09%	0.09%	0.09%	0.14%
1300% - 1599%	0.08%	0.08%	0.08%	0.13%
1600% - 1999%	0.07%	0.07%	0.07%	0.12%
2000% - 2499%	0.06%	0.06%	0.06%	0.11%
2500% & over	0.05%	0.05%	0.05%	0.10%
[1]	To calculate the monthly deduction based on the annual rates listed above, use the following formula: Monthly Rate = (1+ Annual Rate) (Number of days in the Month / Number of days in the year) -1
[2]	The 7-Pay Premium is established as of the Policy Date and will not change.
The maximum Supplemental Insurance Rider Sub-Account Asset Factor Charge for each of the policy components is 1.25% (annual rate), the greatest current charge assessed by policy component is listed below.
Policy Component A	Policy Component B	Policy Component C	Policy Component D
0.20%	0.16%	0.16%	0.30%
The Sub-Account Asset Charge is determined by multiplying Cash Value by the weighted average (i.e., a blend that uses the relative proportions of the Base Policy Specified Amount and Rider Specified Amounts) of the Sub-Account Asset Factors for the base policy and the Supplemental Insurance Rider, where each Factor is based on the policy component
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configuration(s) selected. Currently, the Sub-Account Asset Charge is no more than (and is guaranteed never to exceed) 0.10357% on a monthly basis (and ranges between 0.05% and 1.25% on an annual basis), of the net assets allocated to the Sub-Accounts. The guaranteed maximum annual and monthly charges applicable to a policy are shown on the Policy Data Pages.
Rider Specified Amount Charge
If the Supplemental Insurance Rider is purchased, a monthly Rider Specified Amount Charge is deducted from the policy's Cash Value to compensate Nationwide for sales, underwriting, distribution, and issuance of the Rider. The charge applicable to the policy depends on the Total Specified Amount and the allocation between Base Policy Specified Amount and Rider Specified Amount. The Rider Specified Amount Charge is the same for all policy component configurations.
The Rider Specified Amount Charge will be deducted proportionally from Sub-Account allocations and the Fixed Account.
The tables below show the current Rider Specified Amount Charges.
Rider Specified Amount Charges
For Applications Dated On Or After September 30, 2008
Policy Year	Total Specified Amount
1 through 20	$0.02 per $1,000
21 and thereafter	$0.01 per $1,000
Rider Specified Amount Charges
For Applications Dated Prior to September 30, 20081
Total Specified Amount
Policy Year	Up to $50,000	Over $50,000
1 through 20	$0.05 per $1,000	$0.01 per $1,000
21 and thereafter	$0.01 per $1,000	$0.01 per $1,000
[1]	The charge associated with the first $50,000 of Total Specified Amount is determined separately from the charge associated with the Total Specified Amount in excess of $50,000. Each of these charges is determined using a weighted average (i.e., a blend that uses the relative proportions of the Base Policy Specified Amount and Rider Specified Amount) of the base and Rider charges.
The maximum guaranteed Supplemental Insurance Rider Specified Amount Charge is $0.40 per $1,000 of Rider Specified Amount.
To determine Total Specified Amount charges, add the amount of the Base Policy Specified Amount charge to the Rider Specified Amount charge. Total charges are a weighted average of the amount of Base Policy Specified Amount and Rider Specified Amount elected. The end result is charge blending, see Appendix C: Blending Examples of Policy Charges.
Rider Cost of Insurance Charge
If the Supplemental Insurance Rider is elected, a monthly Supplemental Insurance Rider Cost of Insurance Charge is deducted to compensate Nationwide for providing term life insurance on the Insured. This charge is determined by multiplying the Rider's cost of insurance rate by the Rider's death benefit (described below). The supplemental insurance cost of insurance rate is based on Nationwide's expectations as to future experience for factors such as mortality, persistency, expenses, and taxes. The supplemental insurance cost of insurance rate will vary by the Insured's Issue Age, sex (if not unisex classified), tobacco use, Substandard Ratings, underwriting class, the number of years from the Policy Date, and the policy component configurations selected. The same policy component configuration(s) selected for the base policy will apply for the Rider unless the policy owner requests, and Nationwide approves, a different configuration.
The Supplemental Insurance Rider Cost of Insurance Charge will be deducted proportionally from Sub-Account allocations and the Fixed Account. Because the Rider charge is deducted from Cash Value, purchase of this Rider could reduce the amount of the Death Benefit when the Death Benefit depends on Cash Value.
Death Benefit Calculations with the Supplemental Insurance Rider
The death benefit option chosen for the base policy will also be the death benefit option for the Rider. The current death benefit option in effect is shown on the Policy Data Page. The Death Benefit is calculated as the greater of: (1) the Total Specified Amount; or (2) the Minimum Required Death Benefit (which will differ depending on whether the guideline premium/cash value corridor test or the cash value accumulation test is used).
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After the Death Benefit is calculated, it is allocated between the elected amounts of the base policy and this Rider.
(1)	Base Policy Death Benefit – The amount of the Death Benefit allocated to the base policy is calculated using the formula below.

Base Policy Death Benefit	=	CV + (Total NAAR)	x	(Base Policy Specified Amount) (Total Specified Amount)
Where:
CV	=	the Cash Value of the policy
Total NAAR	=	the total Net Amount At Risk which is the Death Benefit minus the Cash Value
The formula above determines the portion of the Death Benefit applied to the base policy by determining the ratio Base Policy Specified Amount bears to Total Specified Amount.
(2)	Supplemental Insurance Rider Death Benefit – The amount of the Death Benefit allocated to the Supplemental Insurance Rider is calculated by taking the Death Benefit and subtracting the Base Policy Death Benefit (as calculated in item 1 above).
In most instances, charges end up being lower if the policy owner elects as much coverage as possible under the Rider.
Total Specified Amount remains the same unless an increase or decrease is requested. All increases or decreases are done proportionally based on the established allocation between Rider Specified Amount and Base Policy Specified Amount.
If the Cash Value increases, the portion of the Death Benefit attributable to this Rider may, at times, be less than the Rider Specified Amount. If the Cash Value decreases, the portion of the Death Benefit attributable to the base policy may, at times, be less than the Base Policy Specified Amount.
Terminating the Rider
This Rider may be terminated by submitting a written request to the Service Center. Nationwide may require that the policy be submitted for endorsement. Terminating this Rider will likely result in increased policy charges because of the difference in the pattern of policy charges under the corresponding policy components for the base policy and this Rider. If the Rider is terminated, the calculation of the Death Benefit will apply exclusively to the base policy. Termination may require that the amount of Death Benefit coverage provided by the base policy be increased to maintain the qualification of the policy as a contract of life insurance under the Code.
Nationwide may deny a request to terminate this Rider that would disqualify the policy as a contract of life insurance under the Code. If the policy is not issued as a modified endowment contract, terminating this rider may result in the policy becoming a modified endowment contract, see Taxes.
This Rider also terminates upon the earliest of the following dates:
•	the date the base policy is surrendered or terminated;
•	the date the base policy Lapses;
•	the Insured's death; or
•	the date the Insured reaches Attained Age 100.
There is no Cash Value attributable to this Rider. Therefore, there is no Cash Surrender Value attributable to this Rider available upon termination of this Rider.
In most instances, terminating the Rider will not be to the policy owner's advantage. A decision to terminate this Rider should be discussed with a registered representative or a qualified financial advisor.
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Policy Owner Services
Nationwide® Guided Portfolio Strategies
The Nationwide Guided Portfolio Strategies (GPS) are static allocation strategies comprised of two or more underlying mutual funds that together provide a unique allocation mix not available as a single underlying mutual fund. Policy owners that elect a GPS directly own Sub-Account units of the underlying mutual funds that comprise the particular portfolio elected. In other words, a GPS is not a portfolio of underlying mutual funds with one Accumulation Unit value, but rather, direct investment in certain Sub-Accounts based upon a preset allocation. There is no additional charge associated with choosing a GPS.
GPS portfolios are available under the policy at the time of application and can be added after the Policy Date by contacting the Service Center. The policy owner may elect only one GPS portfolio and the total allocation to that portfolio must equal 100%.
A GPS is a static allocation strategy. In other words, the allocations or "split" between the underlying Sub-Accounts is not monitored or adjusted to reflect changing market conditions. As such, Nationwide will not automatically rebalance Cash Value allocated to a GPS portfolio to ensure that the assets remain allocated to the underlying Sub-Accounts in the same proportion that they were allocated at the time of election. Further, Nationwide will not automatically rebalance, or otherwise modify the policy owner's allocations to the underlying Sub-Accounts to reflect changes in the GPS portfolio split or changes in available Sub-Accounts subsequent to the policy owner's original GPS election.
Nationwide is not providing investment advice by providing GPS. The policy owner may elect to transfer out among the Sub-Accounts at any time subject to the terms of this prospectus. For additional information about the Sub-Accounts that comprise a GPS, see Appendix A: Underlying Mutual Fund Information.
Policy Loans
After the expiration of the right to cancel period and while the policy is In Force, a policy owner may take a policy loan. A policy loan will be effective as of the date Nationwide receives the policy owner's written request at the Service Center. Nationwide reserves the right to require written requests to be submitted on current Nationwide forms.
Taking a policy loan may increase the risk of Lapse and may result in adverse tax consequences. Unpaid loan interest charges accrue daily at a compounded annual interest rate and can cause the policy's Indebtedness to grow significantly. The policy owner should request an illustration demonstrating the impact of a policy loan on the policy's Cash Value, Cash Surrender Value, and Death Benefit Proceeds.
Loan Amount
The minimum loan amount is $500. At the time of a loan request, policy Indebtedness cannot exceed 90% of the Cash Value (i.e., the sum of existing Indebtedness and the loan request cannot exceed 90% of the Cash Value as of the loan date). Any applicable Enhancement Benefit is not available to be taken as a policy loan. Nationwide pays the policy loan to the policy owner with assets from its general account. Nationwide then uses the policy's Cash Value as collateral for the loan as described below.
Collateral and the Policy Loan Account
As collateral for the policy loan, Nationwide transfers an amount equal to the policy loan from the policy's investment options. Collateral amounts are transferred from the Cash Value to the policy loan account (which is part of Nationwide's general account). Because the policy loan account does not participate in the Investment Experience of the Sub-Accounts, policy loans can permanently affect the Death Benefit Proceeds and the Cash Value of the policy, even if repaid. The policy loan account may be subject to Nationwide's creditors in the event of insolvency.
Amounts transferred from the policy's Cash Value equal to the policy loan account are deducted from the Sub-Accounts in the same proportion as the Sub-Account allocations, unless the policy owner has instructed otherwise. Nationwide will only transfer amounts from the Fixed Account if the loan amount exceeds 90% of the Cash Value allocated to the Sub-Accounts.
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The policy owner will earn interest on the collateral held in the policy loan account. Interest will accrue daily at no less than the guaranteed minimum rate stated on the Policy Data Pages. Interest credited to the policy loan account is an obligation of Nationwide’s general account and is dependent on Nationwide’s financial strength and claims paying ability. The interest earned on the policy loan account may be different than the rate earned on Cash Value allocated to the Fixed Account.
Interest Charged
Nationwide charges interest against policy Indebtedness. Indebtedness is the total amount of all outstanding policy loans, including principal and compounded interest due. The interest rate charged on Indebtedness depends in part on the policy components selected. The maximum interest rate Nationwide may charge against Indebtedness is 3.50% per annum, see In Summary: Fee Tables for current interest charged rates. Rates may change and may vary by policy year. The current effective annual interest rate charged on Indebtedness is 2.80% for policy years one through 15, 2.55% for policy years 16 through 30, and 2.10% thereafter. Policy loan interest charges may provide revenue for risk charges and profit.
If policy loan interest is not paid when due, policy Indebtedness will continue to compound at the interest rate in effect, see When Interest is Charged and Credited below. If not paid when due, Nationwide will transfer an amount equal to the unpaid interest from the policy's investment options and add it to the policy loan account causing the original policy loan amount (now, "Indebtedness") to increase by the amount of the unpaid interest charged. Amounts transferred from the policy's investment options as unpaid interest charges will be transferred to the policy loan account in the same manner as a new loan.
Note: Over time, unpaid loan interest charges can cause the policy's Indebtedness to be significant. In some cases, policy Indebtedness may be significant enough to cause the policy to Lapse. In general, it is advantageous to repay Indebtedness and at a minimum, the interest charged on Indebtedness, at least annually.
Upon a full surrender, Lapse, or maturity, the amount received in the original loan request(s), plus unpaid loan interest charged is considered "received" under the Code and may result in adverse tax consequences, see Surrender, Lapse, Maturity in Taxes.
When Interest is Charged and Credited
Interest charged against Indebtedness accrues daily. Interest earned on collateral also accrues daily. Nationwide will transfer interest charged on Indebtedness from the policy's investment options to the collateral account, and transfer interest credited on collateral from the policy loan account to the investment options:
•	Annually, at the end of a policy year;
•	At the time a new loan is requested;
•	When a loan repayment is made;
•	Upon the Insured's death;
•	Upon policy Lapse and/or;
•	Upon a full surrender of the policy.
In most cases, the interest earned on collateral will be less and in some cases, significantly less, than the interest charged against the Indebtedness.
Repayment
The policy owner may repay all or part of policy Indebtedness at any time while the policy is In Force. The minimum loan repayment amount, if any, is stated in the policy. The policy owner should contact the Service Center to obtain loan pay-off amounts.
Note: Interest earned on collateral is not deducted from Indebtedness to calculate loan pay off amounts. If a loan repayment is made, the policy owner's Cash Value is credited with interest earned on collateral and the amount of the loan repayment is deducted from the policy's Indebtedness.
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Nationwide will treat any payments made as Premium payments, unless the policy owner specifies that the payment should be applied against the policy's Indebtedness. It may be beneficial for the policy owner to repay Indebtedness before making additional Premium payments because Premium Load charges are deducted from Premium payments but not from loan repayments.
If the policy owner makes a loan repayment, it will be applied to the Sub-Accounts and the Fixed Account in accordance with the allocation instructions in effect at the time the payment is received, unless the policy owner indicates otherwise.
Repaying Indebtedness will cause the Death Benefit and net Cash Surrender Value to increase accordingly.
Lapse
The policy is at risk of Lapsing when the Cash Surrender Value is insufficient to cover the policy’s monthly deductions, see Unfavorable Investment Experience. Before any policy Lapse, there is a Grace Period during which the policy owner can take action to prevent the Lapse. Subject to certain conditions, the policy owner may reinstate a policy that has Lapsed.
Grace Period
If the Cash Surrender Value on any monthly anniversary date is not sufficient to cover the current monthly deductions, then a Grace Period will begin. At the beginning of a grace Period, the policy owner will receive a notice from Nationwide that will indicate the amount of Premium that must be paid to avoid lapsing the Policy. This amount is equal toat least four times the current monthly deductions.
If not paid within 61 days, the policy and all Riders will Lapse.
The Grace Period will not alter the operation of the policy or the payment of Proceeds.
Reinstatement
The policy owner may reinstate a Lapsed policy by:
•	submitting a written request to reinstate the policy to the Service Center any time within three years after the end of the Grace Period (or longer if required by state law) and before the Maturity Date;
•	providing satisfactory evidence of insurability that Nationwide may require;
•	paying sufficient Premium to keep the policy In Force for three months (or less if required by state law) from the date of reinstatement;
•	paying sufficient Premium to cover all policy charges that were due and unpaid during the Grace Period; and
•	repaying or reinstating any Indebtedness that existed at the end of the Grace Period.
The policy owner may also reinstate coverage under certain Riders subject to satisfactory evidence of insurability.
If Nationwide approves the application for reinstatement and receives the required Premium, the effective date of a reinstated policy, including any reinstated Riders, will be the coinciding or next monthly anniversary of the Policy Date following the date Nationwide approves the application for reinstatement.
If the policy is reinstated, the Cash Value on the date of reinstatement will be set equal to the Cash Value at the end of the most recent Grace Period. Nationwide will add any Premiums or loan repayments that were made to reinstate the policy to the Cash Value.
The Sub-Account allocations that were in effect at the start of the Grace Period will be reinstated, unless the policy owner indicates otherwise.
Surrenders
Full Surrender
The policy may be surrendered for the Cash Surrender Value at any time while it is In Force. A surrender will be effective as of the date Nationwide receives the policy owner’s written surrender request at the Service Center. Nationwide reserves the right to require written requests to be submitted on current Nationwide forms. Any applicable surrender charges will be deducted from the policy’s Cash Value, see Surrender Charge. No Enhancement Benefit will be paid if a policy is surrendered pursuant to Section 1035 of the Code. See Payment of Policy Proceeds for additional information.
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Partial Surrender
The policy owner may request, in writing to the Service Center, a partial surrender of the policy's Cash Surrender Value at any time after the policy has been In Force for one year. Nationwide may require that the policy owner send the policy to it for endorsement.
Nationwide reserves the right to limit the number of partial surrenders to one per policy year. The minimum amount of any partial surrender request is $500; the maximum amount of a partial surrender is the Cash Value less the greater of $500 or the amount equal to three months of policy charges. Any applicable Enhancement Benefit is not available to be taken as a partial surrender. A partial surrender cannot cause the Total Specified Amount to be reduced below the minimum Total Specified Amount indicated on the Policy Data Page, and after any partial surrender, the policy must continue to qualify as life insurance under Section 7702 of the Code. Partial surrenders may be subject to income tax penalties. They could also cause your policy to become a "modified endowment contract" under the Code, which could change the income tax treatment of any distribution from the policy. Nationwide reserves the right to postpone payment of that portion of the partial surrender attributable to the Fixed Account for up to six months.
If the policy owner requests a partial surrender, Nationwide will surrender Accumulation Units from the Sub-Accounts proportionally based on the current assets allocated to each Sub-Account to equal the amount of the partial surrender. If there are insufficient Accumulation Units available, Nationwide will surrender amounts from the Fixed Account.
Reduction of the Total Specified Amount due to a Partial Surrender
When a partial surrender is taken, the Total Specified Amount is reduced to prevent an increase in the Net Amount At Risk, unless the partial surrender is a preferred partial surrender. Preferred partial surrenders and how they are applied to a reduction in Total Specified Amount are described in more detail below. Reduction of Total Specified Amount is proportional between elected Base Policy Specified Amount and Rider Specified Amount.
The policy's charges going forward will be based on the new Total Specified Amount. Any reduction of the Total Specified Amount will be made in the following order: against the most recent increase in the Total Specified Amount, then against the next most recent increases in the Total Specified Amount in succession, and finally, against the initial Total Specified Amount.
Nationwide will not reduce the Total Specified Amount on any portion of the total partial surrender that is a preferred partial surrender. For preferred partial surrenders, the Total Specified Amount is reduced by an amount that is no more than the difference between the total partial surrender and any portion that is a preferred partial surrender. A preferred partial surrender is a partial surrender that:
•	occurs before the 15th anniversary of the Policy Date; and
•	when added to any prior preferred policy surrenders taken in same policy year, does not exceed 10% of the Enhanced Cash Value as of the beginning of that policy year.
Normally, Nationwide will pay the surrender amount within 30 days after receiving the policy owner's written request to the Service Center. Nationwide reserves the right to delay payment of the Cash Surrender Value arising from the Fixed Account for six months. Generally, if the policy has a Cash Surrender Value in excess of the Premiums paid, the excess upon surrender will be included as income for federal income tax purposes.
The Death Benefit
Calculation of the Death Benefit
The Death Benefit will be calculated when Nationwide has received (at the Service Center) all information required to process the claim for Death Benefit Proceeds, including, but not limited to, proof that the Insured has died and any other information Nationwide may reasonably require. The Death Benefit may be subject to an adjustment if an error or misstatement was made upon application, or if the Insured dies by suicide.
While the policy is In Force, the Death Benefit will never be less than the Base Policy Specified Amount. The Death Benefit will depend on the death benefit option elected, certain Riders, and the tax test elected as discussed in greater detail below. The Death Benefit may vary with the Cash Value of the policy, which is affected by Investment Experience, Indebtedness, and any due and unpaid monthly deductions that accrued during a Grace Period.
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The Proceeds payable upon the death of the Insured are equal to the Death Benefit reduced by policy Indebtedness and unpaid charges and increased by any insurance provided by Riders. Also, policies to which an "Enhancement Benefit" is available as of the time the Proceeds become payable may receive an additional payment, see Enhancement Benefit.
Death Benefit Options
Policy owners have a choice of one of three available death benefit options under the policy. If a death benefit option is not selected, Nationwide will issue the policy with Death Benefit Option 1. Not all death benefit options are available in all states.
Death Benefit Option 1
The Death Benefit is the greater of the Total Specified Amount or the Minimum Required Death Benefit on the Insured's date of death. Death Benefit Option 1 provides a stated amount of Death Benefit coverage that generally remains static throughout the life of the policy. Typically, Death Benefit Option 1 is elected by policy owners who are interested in maintaining a pre-determined amount of life insurance coverage.
Death Benefit Option 2
The Death Benefit is the greater of the Total Specified Amount plus the Enhanced Cash Value as of the Insured's date of death, or the Minimum Required Death Benefit on the Insured's date of death. Death Benefit Option 2 provides a stated amount of Death Benefit coverage in addition to the policy's Cash Value. Typically, Death Benefit Option 2 is elected by policy owners who are interested in accumulation of Cash Value in addition to a pre-determined amount of life insurance coverage.
Death Benefit Option 3
The Death Benefit is the greater of the Total Specified Amount plus the accumulated premium account (which consists of all Premium payments, plus interest, minus all partial surrenders as of the Insured's date of death, subject to applicable maximums), or the Minimum Required Death Benefit on the Insured's date of death. Death Benefit Option 3 provides a stated amount of Death Benefit coverage plus a return of accumulated Premium and potential interest. Typically, Death Benefit Option 3 is elected by policy owners who are interested in a policy that provides a pre-determined amount of life insurance coverage, while also providing a return of Premium. The return of Premium component may be advantageous to corporate policy owners who have a need to off-set or account for a corporate liability.
In deciding which death benefit option to elect, the policy owner should consult with a registered representative about the costs and advantages and/or disadvantages of each option. Additionally, the policy owner should request and review policy illustrations representing each option. For policies in which an Enhancement Benefit is available at the time the Death Benefit Proceeds become payable, an additional benefit may be paid, see Enhancement Benefit.
Changes in the Death Benefit Option
After the first policy year, a policy owner may elect to change the death benefit option from either Death Benefit Option 1 to Death Benefit Option 2, or from Death Benefit Option 2 to Death Benefit Option 1. A policy owner may not change to Death Benefit Option 3. However, a policy owner may change from Death Benefit Option 3 to Death Benefit Option 1 or Death Benefit Option 2. Nationwide will permit only one change of the death benefit option per policy year. The effective date of a change will be the monthly anniversary of the Policy Date following the date Nationwide approves the change.
For any change in the death benefit option to become effective, the Cash Surrender Value must be sufficient to keep the policy In Force for at least three months after the change.
Upon effecting a death benefit option change, the Total Specified Amount may be changed (either increased or decreased) so that the Net Amount At Risk is the same before the change and after the change on the date of the change. Because the policy's Net Amount At Risk remains the same before and after the change, changing the death benefit option and preserving the Net Amount At Risk by itself does not alter the policy charges. The policy charges going forward will be based on the adjusted Total Specified Amount. Depending on changes in factors such as fluctuations in the policy's Cash Value, these charges may increase or decrease after the death benefit option change.
The policy owner should request an illustration demonstrating the impact of a change in the policy's death benefit option.
Nationwide will refuse a death benefit option change that would reduce the Total Specified Amount to a level where the Premium already paid would exceed any premium limitations under the Code.
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The Minimum Required Death Benefit
The policy has a Minimum Required Death Benefit. The Minimum Required Death Benefit is the lowest Death Benefit that will qualify the policy as life insurance under Section 7702 of the Code.
The tax tests for life insurance generally require that the policy have a significant element of life insurance and not be primarily an investment vehicle. At the time the policy is issued, the policy owner irrevocably elects one of the following tests to qualify the policy as life insurance under Section 7702 of the Code:
•	the cash value accumulation test; or
•	the guideline premium/cash value corridor test.
If a specific test is not elected, Nationwide will issue the policy with the cash value accumulation test.
Cash Value Accumulation Test
The cash value accumulation test determines the Minimum Required Death Benefit by multiplying the Enhanced Cash Value by a percentage calculated as described in the Code. The percentages depend upon the Insured's age, sex (if not unisex classified) and underwriting classification. Under the cash value accumulation test, there is no limit to the amount that may be paid in Premiums as long as there is sufficient Death Benefit in relation to the Cash Value at all times.
Guideline Premium/Cash Value Corridor Test
The guideline premium/cash value corridor test determines the Minimum Required Death Benefit by comparing the Death Benefit to an applicable percentage of the Enhanced Cash Value. These percentages are set out in the Code, but the percentage varies only by the Attained Age of the Insured.
In deciding which test to elect for the policy, consider the following:
•	The cash value accumulation test generally allows flexibility to pay more Premium, subject to Nationwide's approval of any increase in the policy's Net Amount At Risk that would result from higher Premium payments. Premium payments under the guideline premium/cash value corridor test are limited by Section 7702 of the Code.
•	Generally, the guideline premium/cash value corridor test produces a higher Death Benefit in the early years of the policy while the cash value accumulation test produces a higher Death Benefit in the policy's later years.
•	Monthly cost of insurance charges that vary with the amount of the Death Benefit may be greater during the years when the elected test produces a higher Death Benefit.
Regardless of which test is elected, Nationwide will monitor compliance to ensure that the policy meets the statutory definition of life insurance under the Code. As a result, the Proceeds payable under a policy should be excludable from gross income of the beneficiary for federal income tax purposes. Nationwide may refuse additional Premium payments or return Premium payments so that the policy continues to meet the Code's definition of life insurance. Consult a qualified tax advisor on all tax matters involving the policy.
Maximum Death Benefit
Nationwide may limit the Death Benefit to the maximum shown on the Policy Data Page. The maximum Death Benefit represents the highest amount Nationwide will pay under the policy. Nationwide limits the Death Benefit in situations where it is unable or unwilling to accept any additional liability for providing insurance coverage under the policy. Currently, for Death Benefit Options 1 and 2, the Maximum Death Benefit is equal to the sum of the Cash Value and the lesser of (i) 200% of the Total Specified Amount on the Policy Date and (ii) $8,000,000. For Death Benefit Option 3, the maximum Death Benefit is equal to the lesser of (i) 200% of the Total Specified Amount on the Policy Date plus the lesser of (a) the Death Benefit Option 3 maximum increase and (b) the accumulated premium account; and (ii) the sum of the Cash Value and $8,000,000.00.
For each Valuation Period and upon the death of the Insured, Nationwide will determine whether the policy's Cash Value would cause the Death Benefit to be greater than the Maximum Death Benefit. If the Death Benefit would exceed the Maximum Death Benefit, a partial surrender will be processed from the policy to lower the Cash Value. The partial surrender will be for an amount necessary to lower the Cash Value to a level that would result in the Death Benefit not exceeding the sum of the Cash Value and the lesser of (i) 180% of the Total Specified Amount on the Policy Date and (ii) $7,200,000.00. The partial surrender will subsequently reduce the Cash Value and Total Specified Amount. If the
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Supplemental Insurance Rider was elected, the Rider Specified Amount and the Base Policy Specified Amount will be proportionally reduced. A partial surrender of this nature will ultimately reduce total policy charges because of the decreased Total Specified Amount (decreased coverage results in lower charges).
If the policy owner elected Death Benefit Option 3 and the accumulated premium account is greater than the Cash Value, Nationwide may reduce the amount previously credited to the accumulated premium account to an amount equal to 90% of the Cash Value immediately before the reduction. For example, if the Cash Value is $100 and the accumulated premium account is $102, Nationwide would reduce the accumulated premium account by $12 to $90 (i.e., 90% of the Cash Value). The accumulated premium account will not become less than zero because of the reduction. Nationwide will notify the policy owner in writing of any reduction in the accumulated premium account within 30 days of the reduction.
The partial surrender will be deducted proportionally from the Sub-Account allocations and the Fixed Account. No Partial Surrender Fee will be assessed on the partial surrender. The partial surrender will be paid to the policy owner via check and will be accompanied by a transaction confirmation statement within 30 days of such occurrence. Partial surrenders may result in adverse tax consequences. Taxes arising from the partial surrender, if any, are the sole responsibility of the policy owner. The policy owner is encouraged to consult a tax advisor regarding tax implications of receiving a pre-death distribution prior to the purchase of this policy.
The Maximum Death Benefit may, under certain circumstances, curtail the flexibility that the policy affords the policy owner. For example, the policy's Cash Value may increase at a rate that outpaces the ratio of Cash Value to life insurance permitted under the Code. In some instances, this situation may be addressed by increasing the Total Specified Amount of insurance so that the policy's ratio of Cash Value to life insurance is readjusted to comply with the Code definition. If, however, an increase in the Total Specified Amount would cause the Death Benefit to exceed the Maximum Death Benefit, then this method of achieving compliance with the Code definition of life insurance may not be available.
Nationwide may increase the policy's Maximum Death Benefit if doing so would not be unfairly discriminatory or prohibited by state law. If the policy's Maximum Death Benefit is increased, Nationwide will reissue the Policy Data Page with the revised Maximum Death Benefit.
Incontestability
Nationwide will not contest payment of the Death Benefit based on the initial Total Specified Amount after the policy has been In Force during the Insured's lifetime for two years from the Policy Date, and, in some states, within two years from a reinstatement date. For any change in Total Specified Amount requiring evidence of insurability, Nationwide will not contest payment of the Death Benefit based on such increase after it has been In Force during the Insured's lifetime for two years from its effective date, and, in some states, within two years from a subsequent reinstatement date. The incontestability period in some states may be less than two years.
Nationwide will not contest a policy after a change in the Insured pursuant to the Change of Insured Rider after it has been In Force during the new Insured's lifetime for two years from the Change Date, and in some states, within two years from a reinstatement date. The incontestability period in some states may be less than two years.
Suicide
If the Insured dies by suicide within two years from the Policy Date, and, in some states, within two years of a reinstatement date, Nationwide will pay no more than the sum of the Premiums paid, less any Indebtedness, and less any partial surrenders. Similarly, if the Insured dies by suicide within two years from the date an application for an increase in the Total Specified Amount was accepted by Nationwide, and, in some states, within two years from a subsequent reinstatement date, Nationwide will pay no more than the Death Benefit Proceeds associated with insurance that has been In Force for at least two years from the Policy Date, plus the Cost of Insurance Charges associated with any increase in Total Specified Amount that has been In Force for a shorter period. The suicide period in some states may be less than two years.
If the Insured dies by suicide, while sane or insane, within two years from the effective date of a change of Insured (pursuant to the terms of the Change of Insured Rider, if elected and invoked), Nationwide will pay no more than the Cash Value as of the Change Date, plus any Premium paid since such date, less any Indebtedness, and less any partial surrenders.
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If the policy was issued pursuant to an exchange under Section 1035 of the Code, and the Insured dies by suicide within two years of the Policy Date, Nationwide will pay a Death Benefit equal to the lesser of: (a) the amount of insurance under the exchanged policy as of the Policy Date; or (b) the Total Specified Amount of this policy. This provision only applies if the exchanged policy was originally issued more than two years prior to the Policy Date of this policy.
Policy Maturity
If the policy is In Force on the Maturity Date, coverage will automatically be extended until the Insured's date of death, unless otherwise elected by the policy owner, see Extending Coverage Beyond the Maturity Date.
If the policy owner elects not to extend coverage beyond the Maturity Date, Nationwide will pay the Proceeds generally within seven days after the written request for payment is received at the Service Center. Nationwide may postpone payment of the Proceeds on the days that it is unable to price Accumulation Units, see Valuation of Accumulation Units. The Proceeds will equal the policy's Cash Value minus any Indebtedness. The policy is terminated once the Proceeds are paid.
The primary purpose of Maturity Date coverage extension is to continue the life insurance coverage, and avoid current income taxes on any earnings in excess of the cost basis if the maturity Proceeds are taken, see Taxes, Surrendering the Policy; Maturity.
Assuming no Indebtedness exists on the Maturity Date and that no partial surrenders or loans are taken after the Maturity Date, the Proceeds after the Maturity Date will equal or exceed the Proceeds on the Maturity Date. However, because the loan interest rate charged may be greater than loan interest credited, if Indebtedness on or after the Maturity Date exists, Proceeds after the Maturity Date may be less than the Proceeds on the Maturity Date.
Extending Coverage Beyond the Maturity Date
After the Maturity Date, the policy will operate the same as it did prior to the Maturity Date except as follows:
•	the Total Specified Amount will be changed to the Cash Value on the Maturity Date and increases or decreases to the Total Specified Amount will not be permitted;
•	Death Benefit Option 2 and Death Benefit Option 3 will be changed to Death Benefit Option 1 where the Total Specified Amount equals the Cash Value;
•	100% of the policy's Cash Value will be permanently transferred to the Fixed Account;
•	no additional Premium payments will be permitted;
•	no additional monthly periodic policy charges will be deducted;
•	loans, loan repayments and partial surrenders will continue to be permitted;
•	loan interest will continue to be charged on Indebtedness; and
•	the extension of coverage beyond the Maturity Date will not occur when the policy would fail the definition of life insurance under the Code.
This policy may not qualify as life insurance under federal tax law after the Maturity Date. Extending coverage beyond the Maturity Date may not provide more favorable tax treatment than otherwise applicable to the maturity Proceeds. If the policy owner does not elect to receive the maturity Proceeds on the Maturity Date, coverage will automatically be extended. The policy owner should consult with a qualified tax advisor before coverage is extended beyond the Maturity Date.
Note: If the Supplemental Insurance Rider is in effect, the Maturity Date coverage with respect to the Rider Specified Amount will not be extended.
Payment of Policy Proceeds
Normally, Nationwide will make a lump sum payment of the Proceeds within seven days after the written request for payment is received at the Service Center. However, Nationwide may postpone payment of the Proceeds from:
•	the general account options for up to six months;
•	on the days that it is unable to price Sub-Account Accumulation Units, see Valuation of Accumulation Units; and/or
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•	as permitted or required by federal securities laws and rules and regulations of the SEC.
Death Benefit Proceeds are paid from Nationwide’s general account. For payout options other than lump sum, Nationwide will issue a settlement contract in exchange for the policy, see Policy Settlement Options.
Treatment of Unclaimed Property
Every state has unclaimed property laws which generally declare life insurance policies to be abandoned after a period of inactivity of three to five years from the policy Maturity Date or the date Nationwide becomes informed that a Death Benefit is due and payable. For example, if the payment of a Death Benefit has been triggered, but, if after a thorough search, Nationwide is still unable to locate the beneficiary of the Death Benefit, or the beneficiary does not come forward to claim the Death Benefit in a timely manner, the Death Benefit will be surrendered and placed in a non-interest bearing account. While in the non-interest bearing account, Nationwide will continue to perform due diligence required by state law. Once the state mandated period has expired, Nationwide will escheat the Death Benefit to the abandoned property division or unclaimed property office of the state in which the beneficiary or the policy owner last resided, as shown on Nationwide’s books and records, or to Ohio, Nationwide’s state of domicile. If a claim is subsequently made, the state is obligated to pay any such amount (without interest) to the designated recipient upon presentation of proper documentation.
To prevent escheatment, it is important to update beneficiary designations - including complete names, complete addresses, phone numbers, and social security numbers - as they change. Such updates should be sent to the Service Center.
Payments to Minors
Nationwide will not make payments directly to minors. Contact a legal advisor for options to facilitate payment of Policy Proceeds intended for a minor’s benefit.
Taxes
The tax treatment of life insurance policies under the Internal Revenue Code ("Code") is complex and the tax treatment of the policy will depend on the policy owner's circumstances. The policy owner should seek competent tax advice regarding the tax treatment of the policy given their situation. The following discussion provides a general overview of the Code's provisions relating to certain common life insurance policy transactions. Some of the items discussed below may not be applicable to the life insurance policy described herein. It is not and cannot be comprehensive, and it cannot replace personalized advice provided by a competent tax professional.
Types of Taxes
Federal Income Tax
Generally, the United States assesses a tax on income, which is broadly defined to include all items of income from whatever source, unless specifically excluded. Certain expenditures can reduce income for tax purposes and correspondingly the amount of tax payable. These expenditures are called deductions. While there are many more income tax concepts under the Code, the concepts of "income" and "deduction" are the most fundamental to the federal income tax treatment that pertains to this policy.
State and Local Taxes
State and local estate, inheritance, income and other tax consequences of ownership or receipt of policy proceeds depend on the circumstances of each policy owner or beneficiary. While these taxes may or may not be substantial in every policy owner's case, state by state differences of these taxes preclude a useful description of them in this prospectus.
Buying the Policy
Federal Income Tax
Generally, the Code treats life insurance premiums as a nondeductible expense for income tax purposes.
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Investment Gain in the Policy
The income tax treatment of changes in the policy's cash value depends on whether the policy is "life insurance" under the Code. If the policy meets the definition of life insurance, then the increase in the policy's cash value is not included in the policy owner's taxable income for federal income tax purposes unless it is distributed to the policy owner before the death of the insured.
To qualify as life insurance, the policy must meet certain tests set out in Section 7702 of the Code. Nationwide will monitor the policy's compliance with Code Section 7702, and take whatever steps are necessary to stay in compliance.
Diversification
In addition to meeting the tests required under Section 7702, Section 817(h) of the Code requires that the investments of the separate account be adequately diversified. Regulations under Code Section 817(h) provide that a variable life policy that fails to satisfy the diversification standards will not be treated as life insurance unless such failure was inadvertent, is corrected, and the policy owner or the issuer pays an amount to the IRS. If the failure to diversify is not corrected, the income and gain in the policy would be treated as taxable ordinary income for federal income tax purposes.
Nationwide will also monitor compliance with Code Section 817(h) and the regulations applicable to Section 817(h) and, to the extent necessary, take appropriate action to remain in compliance.
Representatives of the IRS have informally suggested, from time to time, that the number of underlying investment options available or the number of transfer opportunities available under a variable insurance product may be relevant in determining whether the product qualifies for the desired tax treatment. In 2003, the IRS issued formal guidance, in Revenue Ruling 2003-91, that indicates that if the number of underlying investment options available in a variable insurance product does not exceed 20, the number of underlying investment options alone would not cause the policy to not qualify for the desired tax treatment. The IRS has also indicated that exceeding 20 underlying investment options may be considered a factor, along with other factors including the number of transfer opportunities available under the policy, when determining whether the policy qualifies for the desired tax treatment. The revenue ruling did not indicate the number of underlying investment options, if any, that would cause the policy to not provide the desired tax treatment. Should the U.S. Secretary of the Treasury issue additional rules or regulations limiting: the number of underlying investment options, transfers between underlying investment options, exchanges of underlying investment options or changes in the investment objectives of underlying investment options such that the policy would no longer qualify as life insurance under Section 7702 of the Code, Nationwide will take whatever steps are available to remain in compliance.
Based on the above, the policy should be treated as life insurance for federal income tax purposes.
Periodic Withdrawals, Non-Periodic Withdrawals and Loans
The tax treatment described in this section applies to withdrawals and loans, premiums Nationwide accepts but then returns to meet the Code's definition of life insurance, and amounts used to pay the premium on any rider to the policy.
The income tax treatment of distributions of cash from the policy depends on whether the policy is also a "modified endowment contract" under the Code. Generally, the income tax consequences of owning a life insurance policy that is not a modified endowment contract are more advantageous than the tax consequences of owning a life insurance policy that is a modified endowment contract.
The policies offered by this prospectus may or may not be issued as modified endowment contracts. If a policy is issued as a modified endowment contract, it will always be a modified endowment contract; a policy that is not issued as a modified endowment contract can become a modified endowment contract due to subsequent transactions with respect to the policy, such as payment of additional premiums. If the policy is not issued as a modified endowment contract, Nationwide will monitor it and advise the policy owner if the payment of a premium, or other transaction, may cause the policy to become a modified endowment contract. It is only with the policy owner's written authorization that Nationwide will permit the policy to become a modified endowment policy. Otherwise, Nationwide will reject the requested action or refund any Premium paid more than the modified endowment limits.
Depending on the policy owner's circumstances, the use of the cash value of the policy to pay for the cost of any rider added to the base policy, could be treated as a distribution, and would be subject to the rules described below. Policy owners should seek competent tax advice regarding the tax treatment of the addition of any rider to the policy, based on the policy owner's individual facts and circumstances.
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In general, interest the policy owner pays on a loan from a policy will not be deductible. Also, if a loan from a policy that is not a MEC is outstanding when the policy is canceled or lapses, the amount of the outstanding indebtedness will be added to the amount distributed and will be taxed accordingly. Before taking out a policy loan, the policy owner should consult a tax advisor as to the tax consequences.
When the Policy is Life Insurance that is a Modified Endowment Contract
Section 7702A of the Code defines modified endowment contracts as those life insurance policies issued or materially changed on or after June 21, 1988 on which the total premiums paid at any time during the first 7 years exceed the amount that would have been paid if the policy provided for paid up benefits after 7 level annual premiums. Under certain conditions, a policy may become a modified endowment contract, or may become subject to a new 7 year testing period as a result of a "material change" or a "reduction in benefits" as defined by Section 7702A(c) of the Code.
All modified endowment contracts issued to the same owner by the same company during a single calendar year are required to be aggregated and treated as a single policy for purposes of determining the amount that is includible in income when a distribution occurs.
The Code provides special rules for the taxation of surrenders, partial surrenders, loans, collateral assignments, and other pre-death distributions from modified endowment contracts. Under these special rules, such transactions are taxable to the extent that at the time of the transaction the cash value of the policy exceeds the 'investment in the contract' (generally, the net Premiums paid for the policy). In addition, a 10% tax penalty generally applies to the taxable portion of such distributions unless the policy owner is over age 59½ or disabled, or the distribution is part of a series of substantially equal periodic payments as defined in the Code.
When the Policy is Life Insurance that is NOT a Modified Endowment Contract
If the policy is not issued as a modified endowment contract, Nationwide will monitor premiums paid and will notify the policy owner when the policy is in jeopardy of becoming a modified endowment contract.
Distributions from life insurance policies that are not modified endowment contracts generally are treated as being first from the investment in the contract, and then from the income in the policy. Because premium payments are generally nondeductible, distributions not in excess of investment in the contract are generally not includible in income; instead, they reduce the owner's investment in the contract.
However, if a policy is not a modified endowment contract, a cash distribution during the first 15 years after a policy is issued that causes a reduction in death benefits may still be fully or partially taxable to the policy owner pursuant to Section 7702(f)(7) of the Code. The policy owner should carefully consider this potential tax ramification and seek further information before requesting any changes in the terms of the policy.
Also, unlike a modified endowment contract, a loan from a life insurance policy that is not a modified endowment contract is not taxable when made, although it can be treated as a distribution if it is forgiven during the owner's lifetime. Distributions from policies that are not modified endowment contracts are not subject to the 10% early distribution penalty tax.
Surrender, Lapse, Maturity
A full surrender, cancellation of the policy by lapse, or the maturity of the policy on its maturity date may have adverse income tax consequences. If the amount received (or are deemed received upon maturity) plus total policy indebtedness exceeds the investment in the contract, then the excess generally will be treated as taxable ordinary income, regardless of whether or not the policy is a modified endowment contract. In certain circumstances, for example when the policy indebtedness is very large, the amount of tax could exceed the amount distributed to the policy owner at surrender.
The purpose of the maturity date extension feature is to permit the policy to continue to be treated as life insurance for tax purposes. Although Nationwide believes that the extension provision will cause the policy to continue to be treated as life insurance after the initially scheduled maturity date, that result is not certain due to a lack of specificity in the guidance on the issue. The policy owner should consult with a qualified tax advisor regarding the possible adverse tax consequences that could result from an extension of the scheduled maturity date.
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Sale of a Life Insurance Policy
If a life insurance policy is sold for a gain, all or a portion of the gain will be treated as ordinary income. In Revenue Ruling 2009-13, the IRS concluded that the amount of gain realized from the sale of a life insurance policy is equal to the amount received (which can include relief from, or assumption of debt) over the owner's basis in the policy. The portion of the gain that is equal to the excess of the Cash Surrender Value over the investment in the policy would be treated as ordinary income; any additional gain would be short or long-term capital gain, depending on the holding period.
Section 6050Y, enacted by H.R. 1, the Tax Cuts and Jobs Act enacted on December 22, 2017, provides that for purposes of calculating gain on the sale of a life insurance policy, the owner’s basis in the life insurance policy is not adjusted for cost of insurance (COI) charges. This reverses the IRS’s position in Revenue Ruling 2009-13 that on the sale of a cash value life insurance policy, the seller’s basis in the policy is reduced by previously imposed COI charges.
Section 6050Y also provides special tax reporting requirements surrounding the post issue sale of a life insurance policy or the transfer of a life insurance policy to a foreign person. The provision would apply to the sale of a life insurance policy or the transfer of a life insurance policy to a foreign person that occurs on or after January 1, 2018.
Section 6050Y requires the buyer of a post issue life insurance policy purchased in a reportable policy sale to report information about the purchase to the IRS and the insurance company that issued the policy. A reportable policy sale is the direct or indirect acquisition of any interest in a life insurance policy where the buyer has no substantial family, business, or financial relationship with the insured apart from the buyer’s interest in the life insurance policy. The buyer is required to provide the following information: 1) the buyer’s name, address, and taxpayer identification number ("TIN"), 2) the name, address, and TIN of the payment recipient’s in the reportable policy sale, 3) the date of the sale, 4) the name of the issuer, and 5) the amount of each payment.
Upon receipt of the report from the buyer of a reportable policy sale or the receipt of any notice of a transfer of a life insurance policy to a foreign person, the issuer of the policy is required to report the following information: 1) the name, address, and TIN of the seller or transferor to a foreign person, 2) the basis or investment of the policy within the meaning of section 72(e)(6), and 3) the policy number of the policy.
Upon later payment of the death benefit proceeds under a policy that was transferred in a reportable policy sale, the issuer of the life insurance policy is required to report the following information about the payment of the death benefit proceeds to the IRS and to the recipient: 1) name, address, and TIN of the person making the payment, 2) name, address, and TIN of the recipient of the payment, 3) the date of the payment, 4) the gross amount of the payment, 5) the payor’s estimate of the buyer’s basis in the policy.
Section 6050Y also provides that the exceptions to the transfer for value rules are not available to the transfer of any interest in a life insurance policy that is a reportable policy sale. Therefore, some portion of the death benefit proceeds that will be payable under the policy could be taxable.
Exchanging the Policy for Another Life Insurance Policy
Generally, policy owners will be taxed on amounts received in excess of premium payments when the policy is surrendered in full. If, however, the policy is exchanged for another life insurance policy, modified endowment contract, or annuity contract, the transaction will not be taxed on the excess amount if the exchange meets the requirements of Code Section 1035. To meet Section 1035 requirements, the insured named in the policy must be the insured for the new policy. Generally, the new policy or contract will be treated as having the same issue date and tax basis as the old policy or contract.
If the policy or contract is subject to a policy indebtedness that is discharged as part of the exchange transaction, the discharge of the indebtedness may be taxable. Policy owners should consult with their personal tax or legal advisors in structuring any policy exchange transaction.
Taxation of Death Benefits
Federal Income Tax
The death benefit is generally excludable from the beneficiary's gross income under Section 101 of the Code. However, if the policy had been transferred to a new policy owner for valuable consideration (e.g., through a sale of the policy), a portion of the death benefit may be includible in the beneficiary's gross income when it is paid, (see, Sale of a Life Insurance Policy).
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The payout option selected by the policy's beneficiary may affect how the payments received by the beneficiary are taxed. Under the various payout options, the amount payable to the beneficiary may include earnings on the death benefit, which will be taxable as ordinary income. For example, if the beneficiary elects to receive interest only, then the entire amount of the interest payment will be taxable to the beneficiary; if a periodic payment (whether for a fixed period or for life) is selected, then a portion of each payment will be taxable interest income, and a portion will be treated as the nontaxable payment of the death benefit. The policy's beneficiaries should consult with their tax advisors to determine the tax consequences of electing a payout option, based on their individual circumstances.
Special federal income tax considerations for life insurance policies owned by employers
Sections 101(j) and 6039I of the Code provide special rules regarding the tax treatment of death benefits that are payable under life insurance policies owned by the employer of the insured. These provisions are generally effective for life insurance policies issued after August 17, 2006. If a life insurance policy was issued on or before August 17, 2006, but materially modified after that date, it will be treated as having been issued after that date for purposes of Section 101(j). Policies issued after August 17, 2006 pursuant to a Section 1035 exchange generally are excluded from the operation of these provisions, provided that the policy received in the exchange does not have a material increase in death benefit or other material change with respect to the old policy.
Section 101(j) provides the general rule that, with respect to an employer-owned life insurance policy, the amount of death benefit payable directly or indirectly to the employer that may be excluded from income cannot exceed the sum of premiums and other payments paid by the policy owner for the policy. Consequently, under this general rule, the entire death benefit, less the cost to the policy owner, will be taxable. Although Section 101(j) is not clear, if lifetime distributions from the policy are made as a nontaxable return of premium, it appears that the reduction would apply for Section 101(j) purposes and reduce the amount of premiums for this purpose.
There are two exceptions to this general rule of taxability, provided that statutory notice, consent, and information requirements are satisfied. First, if proper notice and consent are given and received, and if the insured was an employee at any time during the 12-month period before the insured's death, then Section 101(j) would not apply.
Second, if proper notice and consent are given and received and, at the time that the policy is issued, the insured is either a director, a "highly compensated employee" (within the meaning of Section 414(q) of the Code without regard to paragraph (1)(B)(ii) thereof), or a "highly compensated individual" (within the meaning of Section 105(h)(5), except "35%" is substituted for "25%" in paragraph (C) thereof), then Section 101(j) would not apply.
Code Section 6039I requires any policy owner of an employer-owned policy to file an annual return showing (a) the number of employees of the policy owner, (b) the number of such employees insured under employee-owned policies at the end of the year, (c) the total amount of insurance in force with respect to those policies at the end of the year, (d) the name, address, taxpayer identification number and type of business of the policy owner, and (e) that the policy owner has a valid consent for each insured (or, if all consents are not obtained, the number of insured employees for whom such consent was not obtained). Proper recordkeeping is also required by this section.
It is the employer's responsibility to (a) provide the proper notice to each insured, (b) obtain the proper consent from each insured, (c) inform each insured in writing that the employer-owner will be the beneficiary of any proceeds payable upon the death of the insured, and (d) file the annual return required by Section 6039I. If the employer-owner fails to provide the necessary notice and information, or fails to obtain the necessary consent, the death benefit will be taxable when received. If the employer-owner fails to file a properly completed return under Section 6039I, a penalty may apply.
Special Considerations for Corporations
Section 264 of the Code imposes a number of limitations on the interest and other business deductions that may otherwise be available to businesses that own life insurance policies. In addition, the premium paid by a business for a life insurance policy is not deductible as a business expense or otherwise if the business is directly or indirectly a beneficiary of the policy.
For purposes of the alternative minimum tax ("AMT") that may be imposed on corporations, the death benefit from a life insurance policy, even though excluded from gross income for normal tax purposes, is included in "adjusted current earnings" for AMT purposes. In addition, although increases to the Cash Surrender Value of a life insurance policy are generally excluded from gross income for normal income tax purposes, such increases are included in adjusted current earnings for income tax purposes.
Due to the complexity of these rules, and because they are affected by the policy owner's facts and circumstances, the policy owner should consult with legal and tax counsel and other competent advisors regarding these matters.
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Federal appellate and trial courts have examined the economic substance of transactions involving life insurance policies owned by corporations. These cases involved relatively large loans against the policy's cash value as well as tax deductions for the interest paid on the policy loans by the corporate policy owner to the insurance company. Under the particular factual circumstances in these cases, the courts determined that the corporate policy owners should not have taken tax deductions for the interest paid. Accordingly, the court determined that the corporations should have paid taxes on the amounts deducted. Corporations should consider, in consultation with tax advisors familiar with these matters, the impact of these decisions on the corporation's intended use of the policy.
Business Uses of the Policy
The life insurance policy may be used in various arrangements, including nonqualified deferred compensation or salary continuance plans, split dollar insurance plans, executive bonus plans, retiree medical benefit plans, and others. The tax consequences of these plans may vary depending on the particular facts and circumstances of each individual arrangement. Therefore, if the policy owner is contemplating using the policy in any arrangement the value of which depends in part on its tax consequences, the policy owner should be sure to consult a tax advisor as to tax attributes of the arrangement.
Non-Resident Aliens and Other Persons Who are Not Citizens of the United States
Special income tax laws and rules apply to non-resident aliens of the United States including certain withholding requirements with respect to pre-death distributions from the policy. In addition, foreign law may impose additional taxes on the policy, the death benefit, or other distributions and/or ownership of the policy.
In addition, special gift, estate and GSTT laws and rules may apply to non-resident aliens, and to transfers to persons who are not citizens of the United States, including limitations on the marital deduction if the surviving or done spouse is not a citizen of the United States.
If the policy owner is a non-resident alien, or a resident alien, or if any of the policy's beneficiaries (including the policy owner's spouse) are not citizens of the United States, the policy owner should confer with a competent tax advisor with respect to the tax treatment of this policy.
If the policy owner, the insured, the beneficiary, or other person receiving any benefit or interest in or from the policy, are not both a resident and citizen of the United States, there may be a tax imposed by a foreign country that is in addition to any tax imposed by the United States. The foreign law (including regulations, rulings, treaties with the United States, and case law) may change and impose additional or increased taxes on the policy, payment of the death benefit, or other distributions and/or ownership of the policy.
FATCA
Under Sections 1471 through 1474 of the Internal Revenue Code (commonly referred to as FATCA), distributions from a policy to a foreign financial institution or to a nonfinancial foreign entity, each as described by FATCA, may be subject to United States tax withholding at a flat rate equal to 30% of the taxable amount of the distribution, irrespective of the status of any beneficial owner of the policy or of the distribution. Nationwide may require you to provide certain information or documentation (e.g., Form W-9 or Form W-8BEN) to determine its withholding requirements under FATCA.
Withholding and Tax Reporting
Distribution of taxable income from a life insurance policy, including a life insurance policy that is a modified endowment contract, is subject to federal income tax withholding. Generally, the recipient may elect not to have the withholding taken from the distribution. Nationwide will withhold income tax unless the policy owner advises Nationwide, in writing, of their request not to withhold. If the policy owner requests that taxes not be withheld, or if the taxes withheld are insufficient, the policy owner may be liable for payment of an estimated tax.
A policy owner is not permitted to waive withholding if the payee does not provide Nationwide with a taxpayer identification number; or if Nationwide receives notice from the Internal Revenue Service that the taxpayer identification number furnished by the payee is incorrect. In that instance, a distribution will be subject to withholding rates established by Section 3405 of the Code and will be applied against the amount of income that is distributed.
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However, interest earned on a death benefit may be subject to mandatory back-up withholding. Mandatory backup withholding means that Nationwide is required to withhold taxes on income earned at the rate established by Section 3406 of the Code. Mandatory backup withholding may arise if Nationwide has not been provided a taxpayer identification number, or if the IRS notifies Nationwide that back-up withholding is required.
In certain employer-sponsored life insurance arrangements, participants may be required to report for income tax purposes, one or more of the following:
•	the value each year of the life insurance protection provided;
•	an amount equal to any employer-paid Premiums;
•	some or all of the amount by which the current value exceeds the employer's interest in the policy; and/or
•	interest that is deemed to have been forgiven on a loan that Nationwide deems to have been made by the employer.
Participants in an employer-sponsored plan relating to this policy should consult with the sponsor or the administrator of the plan, and/or with their personal tax or legal advisor to determine the tax consequences, if any, of their employer-sponsored life insurance arrangements.
Taxes and the Value of the Policy
For federal income tax purposes, a separate account is not a separate entity from the company. Thus, the tax status of the separate account is not distinct from our status as a life insurance company. Investment income and realized capital gains on the assets of the separate account are reinvested and taken into account in determining the value of Accumulation Units. As a result, such investment income and realized capital gains are automatically applied to increase reserves under the policies.
At present, Nationwide does not expect to incur any federal income tax liability that would be chargeable to the Accumulation Units. Based upon these expectations, no charge is being made against the policy's Accumulation Units for federal income taxes. If, however, Nationwide determines that taxes may be incurred, Nationwide reserves the right to assess a charge for these taxes.
Nationwide may also incur state and local taxes (in addition to those described in the discussion of the Premium Taxes) in several states. At present, these taxes are not significant. If they increase, however, charges for such taxes may be made that would decrease the value of the policy's Accumulation Units.
Tax Changes
The foregoing is a general discussion of various tax matters pertaining to life insurance policies. It is based on our understanding of federal tax laws as currently interpreted by the IRS, is general and is not intended as tax advice. The policy owner should consult their independent legal, tax and/or financial advisor.
The Code has been subjected to numerous amendments and changes, and it is reasonable to believe that it will continue to be revised. The United States Congress has, in the past, considered numerous legislative proposals that, if enacted, could change the tax treatment of life insurance policies. For example the "FY 2013, Budget of the United States Government" includes a proposal which, if enacted, would affect the treatment of corporate owned life insurance policies by limiting the availability of certain interest deductions for companies that purchase those policies. No proposed statutory language has been released yet, so the specifics of the proposal cannot be addressed herein. Such a proposal, if enacted, could have an adverse tax impact on the ownership of life insurance by or for the benefit of business entities. It is reasonable to believe that such proposals, and future proposals, may be enacted into law. The U.S. Treasury Department may amend existing regulations, issue new regulations, or adopt new interpretations of existing law that may differ from its current positions on these matters. In addition, current state law (which is not discussed herein) and future amendments to state law may affect the tax consequences of the policy.
Any or all of the foregoing may change from time to time without any notice, and the tax consequences arising out of a policy may be changed retroactively. There is no way of predicting if, when, or to what extent any such change may take place. Nationwide make no representation as to the likelihood of the continuation of these current laws, interpretations, and policies.
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Nationwide Life Insurance Company
Nationwide, the depositor, is a stock life insurance company organized under Ohio law in March 1929, with its home office at One Nationwide Plaza, Columbus, Ohio 43215. Nationwide is a provider of life insurance, annuities, and retirement products. It is admitted to do business in all states, the District of Columbia, Guam, the U.S. Virgin Islands, and Puerto Rico.
Nationwide is a member of the Nationwide group of companies. Nationwide Mutual Insurance Company and Nationwide Mutual Fire Insurance Company (the "Companies") are the ultimate controlling persons of the Nationwide group of companies. The Companies were organized under Ohio law in December 1925 and 1933 respectively. The Companies engage in a general insurance and reinsurance business, except life insurance.
Nationwide VLI Separate Account-4
Organization, Registration, and Operation
Nationwide VLI Separate Account-4 is a separate account established under Ohio law. Nationwide owns the assets in this account and is obligated to pay all benefits under the policies. Nationwide may use the separate account to support other variable life insurance policies that it issues. The separate account is registered with the SEC as a unit investment trust under the Investment Company Act of 1940 ("1940 Act") and qualifies as a "separate account" within the meaning of federal securities laws. For purposes of federal securities laws, the separate account is, and will remain, fully funded at all times. This registration does not involve the SEC's supervision of the separate account's management or investment practices or policies.
The separate account is divided into Sub-Accounts that invest in shares of the underlying mutual funds. Nationwide buys and sells the mutual fund shares at their respective NAV. Any dividends and distributions from a mutual fund are reinvested at NAV in shares of that mutual fund.
Income, gains, and losses, whether or not realized, from the assets in the separate account will be credited to, or charged against, the separate account without regard to Nationwide's other income, gains, or losses. Income, gains, and losses credited to, or charged against, a Sub-Account reflect the Sub-Account's own Investment Experience and not the investment experience of Nationwide's other assets. The separate account's assets are held separately from Nationwide’s other assets and are not part of Nationwide’s general account. Nationwide may not use the separate account's assets to pay any of its liabilities other than those arising from the policies. Nationwide will hold assets in the separate account equal to its liabilities. The separate account may include other Sub-Accounts that are not available under the policies, and are not discussed in this prospectus.
Nationwide does not guarantee any money placed in this separate account. The value of each Sub-Account will increase or decrease, depending on the Investment Experience of the corresponding mutual fund. A policy owner could lose some or all of their money.
Addition, Deletion, or Substitution of Mutual Funds
Where permitted by applicable law, Nationwide reserves the right to:
•	remove, close, combine, or add Sub-Accounts and make new Sub-Accounts available;
•	substitute shares of another mutual fund, which may have different fees and expenses, for shares of an existing mutual fund;
•	transfer assets supporting the policies from one Sub-Account to another, or from one separate account to another;
•	combine the separate account with other separate accounts, and/or create new separate accounts;
•	deregister the separate account under the 1940 Act, or operate the separate account or any Sub-Account as a management investment company under the 1940 Act or as any other form permitted by law; and
•	modify the policy provisions to reflect changes in the Sub-Accounts and the separate account to comply with applicable law.
Nationwide reserves the right to make other structural and operational changes affecting this separate account.
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Nationwide will provide notice of any of the changes above. Also, to the extent required by law, Nationwide will obtain the required orders, approvals, and/or regulatory clearance from the appropriate government agencies (such as the various insurance regulators or the SEC). Also, to the extent required by state law, Nationwide will accept an irrevocable election from the policy owner to transfer 100% of the policy's Cash Value to the Fixed Account if received within 60 days after the date the policy owner received notification of a material change in the investment policy of the separate account.
Substitution of Securities
Nationwide may substitute, eliminate, or combine shares of another underlying mutual fund for shares already purchased or to be purchased in the future if either of the following occurs:
(1)	shares of a current underlying mutual fund are no longer available for investment; or
(2)	further investment in an underlying mutual fund is inappropriate.
Nationwide will not substitute shares of any underlying mutual fund in which the Sub-Accounts invest without any necessary prior approval of the appropriate state and/or federal regulatory authorities. All affected policy owners will be notified in the event there is a substitution, elimination, or combination of shares.
The substitute mutual fund may have different fees and expenses. Substitution may be made with respect to existing investments or the investment of future Premium, or both. Nationwide may close Sub-Accounts to allocations of Premiums or policy value, or both, at any time in its sole discretion. The mutual funds, which sell their shares to the Sub-Accounts pursuant to participation agreements, also may terminate these agreements and discontinue offering their shares to the Sub-Accounts.
Deregistration of the Separate Account
Nationwide may deregister Nationwide VLI Separate Account-4 under the 1940 Act in the event the separate account meets an exemption from registration under the 1940 Act, if there are no shareholders in the separate account or for any other purpose approved by the SEC.
All policy owners will be notified in the event Nationwide deregisters Nationwide VLI Separate Account-4.
Voting Rights
Although the separate account owns the mutual fund shares, policy owners are the beneficial owner of those shares. When a matter involving a mutual fund is subject to shareholder vote, unless there is a change in existing law, Nationwide will vote the separate account's shares only as instructed by policy owners.
When a shareholder vote occurs, a policy owner will have the right to instruct Nationwide how to vote. The weight of each vote is based on the number of mutual fund shares that corresponds to the amount of Cash Value a policy has allocated to that mutual fund's Sub-Account (as of a date set by the mutual fund). Nationwide will vote shares for which no instructions are received in the same proportion as those that are received. What this means is that when only a small number of policy owners vote, each vote has a greater impact on, and may control the outcome of the vote.
Material Conflicts
The underlying mutual funds may be offered through separate accounts of other insurance companies, as well as through other separate accounts of Nationwide. Nationwide does not anticipate any disadvantages to this. However, it is possible that a conflict may arise between the interests of the variable account and one or more of the other separate accounts in which these underlying mutual funds participate.
Material conflicts may occur due to a change in law affecting the operations of variable life insurance policies and variable annuity contracts, or differences in the voting instructions of the policy owners and those of other companies. If a material conflict occurs, Nationwide will take whatever steps are necessary to protect policy owners and variable annuity payees, including withdrawal of the separate account from participation in the underlying mutual fund(s) involved in the conflict.
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Legal Proceedings
Nationwide Life Insurance Company
Nationwide Financial Services, Inc. (NFS, or collectively with its subsidiaries, "the Company") was formed in November 1996. NFS is the holding company for Nationwide Life Insurance Company (NLIC), Nationwide Life and Annuity Insurance Company (NLAIC) and other companies that comprise the life insurance and retirement savings operations of the Nationwide group of companies (Nationwide). This group includes Nationwide Financial Network (NFN), an affiliated distribution network that markets directly to its customer base. NFS is incorporated in Delaware and maintains its principal executive offices in Columbus, Ohio.
The Company is subject to legal and regulatory proceedings in the ordinary course of its business. These include proceedings specific to the Company and proceedings generally applicable to business practices in the industries in which the Company operates. The outcomes of these proceedings cannot be predicted due to their complexity, scope, and many uncertainties. The Company believes, however, that based on currently known information, the ultimate outcome of all pending legal and regulatory proceedings is not likely to have a material adverse effect on the Company’s consolidated financial position. The Company maintains Professional Liability Insurance and Director and Officer Liability insurance policies that may cover losses for certain legal and regulatory proceedings. The Company will make adequate provision for any probable and reasonably estimable recoveries under such policies.
The various businesses conducted by the Company are subject to oversight by numerous federal and state regulatory entities, including but not limited to the Securities and Exchange Commission, the Financial Industry Regulatory Authority, the Department of Labor, the Internal Revenue Service, the Federal Reserve Bank and state insurance authorities. Such regulatory entities may, in the normal course, be engaged in general or targeted inquiries, examinations and investigations of the Company and/or its affiliates. With respect to all such scrutiny directed at the Company or their affiliates, the Company is cooperating with regulators. The Company will cooperate with its ultimate parent company, Nationwide Mutual Insurance Company (NMIC) insofar as any inquiry, examination or investigation encompasses NMIC’s operations. In addition, recent regulatory activity, including state and federal regulatory activity related to fiduciary standards, may impact the Company’s business and operations, and certain estimates and assumptions used by the Company in determining the amounts presented in the combined financial statements and accompanying notes. Actual results could differ significantly from those estimates and assumptions.
Nationwide Investment Services Corporation
The general distributor, NISC, is not engaged in any litigation that is likely to have a material adverse effect on its ability to perform its contract with the separate account.
Financial Statements
The Statement of Additional Information ("SAI") contains the financial statements of Nationwide VLI Separate Account-4 and the consolidated financial statements of Nationwide Life Insurance Company and subsidiaries (the Company). Policy owners may obtain a copy of the SAI FREE OF CHARGE by contacting the Service Center. Please consider the consolidated financial statements of the Company only as bearing on Nationwide’s ability to meet the obligations under the policy. Policy owners should not consider the consolidated financial statements of the Company as affecting the investment performance of the assets of the separate account.
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Appendix A: Underlying Mutual Fund Information
This appendix contains information about the underlying mutual funds in which the Sub-Accounts invest. The underlying mutual funds in which the Sub-Accounts invest are designed primarily as investments for variable annuity contracts and variable life insurance policies issued by insurance companies. There is no guarantee that the investment objectives will be met.
Please refer to the prospectus for each underlying mutual fund for more detailed information.

Designations Key:
FF:	The underlying mutual fund corresponding to this Sub-Account primarily invests in other mutual funds. Therefore, a proportionate share of the fees and expenses of any acquired funds are indirectly borne by investors. As a result, investors in this Sub-Account may incur higher charges than if the assets were invested in an underlying mutual fund that does not invest in other mutual funds. Refer to the prospectus for this underlying mutual fund for more information.

AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Growth and Income Portfolio: Class A
Investment Advisor:	AllianceBernstein L.P.
Investment Objective:	Long-term growth of capital.
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS International Value Portfolio: Class A
Investment Advisor:	AllianceBernstein L.P.
Investment Objective:	Long-term growth of capital.
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Small/Mid Cap Value Portfolio: Class A
Investment Advisor:	AllianceBernstein L.P.
Investment Objective:	Long-term growth of capital.
American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class I
Investment Advisor:	American Century Investment Management, Inc.
Investment Objective:	The fund pursues long-term total return using a strategy that seeks to protect against U.S. inflation.
American Century Variable Portfolios, Inc. - American Century VP Capital Appreciation Fund: Class I
This Sub-Account is only available in policies issued before April 25, 2014
Investment Advisor:	American Century Investment Management, Inc.
Investment Objective:	Capital growth.
American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class I
This Sub-Account is only available in policies issued before May 1, 2017
Investment Advisor:	American Century Investment Management, Inc.
Investment Objective:	Long-term capital growth with income as a secondary objective.
American Century Variable Portfolios, Inc. - American Century VP Value Fund: Class I
Investment Advisor:	American Century Investment Management, Inc.
Investment Objective:	Long-term capital growth with income as a secondary objective.
American Funds Insurance Series® - Asset Allocation Fund: Class 2
Investment Advisor:	Capital Research and Management Company
Investment Objective:	Seeks high total return (including income and capital gains) consistent with the preservation of capital over the long term.
American Funds Insurance Series® - Bond Fund: Class 2
This Sub-Account is only available in policies issued before December 31, 2012
Investment Advisor:	Capital Research and Management Company
Investment Objective:	Seeks to provide as high a level of current income as is consistent with the preservation of capital.
57

American Funds Insurance Series® - Global Small Capitalization Fund: Class 2
Investment Advisor:	Capital Research and Management Company
Investment Objective:	Seeks long-term growth of capital through investments in smaller companies in the U.S. and around the world.
American Funds Insurance Series® - Growth Fund: Class 2
Investment Advisor:	Capital Research and Management Company
Investment Objective:	Seeks to provide you with growth of capital.
American Funds Insurance Series® - International Fund: Class 2
Investment Advisor:	Capital Research and Management Company
Investment Objective:	Seeks to provide you with long-term growth of capital.
American Funds Insurance Series® - New World Fund®: Class 2
Investment Advisor:	Capital Research and Management Company
Investment Objective:	The fund’s investment objective is long-term capital appreciation.
BlackRock Variable Series Funds, Inc. - BlackRock Advantage Large Cap Core V.I. Fund: Class II
This Sub-Account is only available in policies issued before December 31, 2016
Investment Advisor:	BlackRock Advisors, LLC
Sub-advisor:	BlackRock Investment Management, LLC
Investment Objective:	The investment objective of the Fund is to seek high total investment return.
BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class II
Investment Advisor:	BlackRock Advisors, LLC
Sub-advisor:	BlackRock Investment Management, LLC
Investment Objective:	Seek high total investment return.
BlackRock Variable Series Funds, Inc. - BlackRock High Yield V.I. Fund: Class I
Investment Advisor:	BlackRock Advisors, LLC
Sub-advisor:	BlackRock Financial Management, Inc.
Investment Objective:	The Fund seeks to maximize total return, consistent with income generation and prudent investment management.
Davis Variable Account Fund, Inc. - Davis Value Portfolio
This Sub-Account is only available in policies issued before December 31, 2017
Investment Advisor:	Davis Selected Advisors, L.P.
Sub-advisor:	Davis Selected Advisors - NY, Inc.
Investment Objective:	Long-term growth of capital.
Delaware VIP Trust - Delaware VIP Emerging Markets Series: Service Class
This Sub-Account is only available in policies issued before December 31, 2016
Investment Advisor:	Delaware Management Company, Inc.
Investment Objective:	The Series seeks long-term capital appreciation.
Delaware VIP Trust - Delaware VIP Small Cap Value Series: Service Class
Investment Advisor:	Delaware Management Company, Inc.
Investment Objective:	The fund seeks capital appreciation.
Deutsche Variable Series II - Deutsche CROCI® U.S. VIP: Class B
This Sub-Account is only available in policies issued before December 31, 2010
Investment Advisor:	Deutsche Investment Management Americas Inc.
Investment Objective:	Seeks to achieve a high rate of total return.
Deutsche Variable Series II - Deutsche Small Mid Cap Value VIP: Class B
This Sub-Account is only available in policies issued before December 31, 2013
Investment Advisor:	Deutsche Investment Management Americas Inc.
Investment Objective:	Long-term capital appreciation.
58

Dreyfus Investment Portfolios - MidCap Stock Portfolio: Initial Shares
Investment Advisor:	The Dreyfus Corporation
Investment Objective:	The fund seeks investment results that are greater than the total return performance of publicly traded common stocks of medium-size domestic companies in the aggregate, as represented by the Standard & Poor's MidCap 400® Index (S&P 400 Index).
Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares
Investment Advisor:	The Dreyfus Corporation
Investment Objective:	The fund seeks to match the performance of the Standard & Poor's® SmallCap 600 Index (S&P SmallCap 600 Index).
Dreyfus Stock Index Fund, Inc.: Initial Shares
Investment Advisor:	The Dreyfus Corporation
Investment Objective:	The fund seeks to match the total return of the Standard & Poor's® 500 Composite Stock Price Index (S&P 500® Index).
Dreyfus Variable Investment Fund - Appreciation Portfolio: Initial Shares
Investment Advisor:	The Dreyfus Corporation
Sub-advisor:	Fayez Sarofim & Co.
Investment Objective:	The fund seeks long-term capital growth consistent with the preservation of capital. Its secondary goal is current income.
Dreyfus Variable Investment Fund - International Value Portfolio: Initial Shares
This Sub-Account is only available in policies issued before December 31, 2016
Investment Advisor:	The Dreyfus Corporation
Investment Objective:	The fund seeks long-term capital growth.
Eaton Vance Variable Trust - Eaton Vance VT Floating-Rate Income Fund: Initial Class
Investment Advisor:	Eaton Vance Management
Investment Objective:	The fund seeks to provide a high level of current income.
Federated Insurance Series - Federated Fund for U.S. Government Securities II
Investment Advisor:	Federated Investment Management Company
Investment Objective:	To provide current income.
Federated Insurance Series - Federated Quality Bond Fund II: Primary Shares
This Sub-Account is only available in policies issued before December 31, 2018
Investment Advisor:	Federated Investment Management Company
Investment Objective:	Current income.
Fidelity Variable Insurance Products - Emerging Markets Portfolio: Service Class
Investment Advisor:	Fidelity Management & Research Company
Sub-advisor:	FMR Co., Inc.
Investment Objective:	The fund seeks capital appreciation.
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2015 Portfolio: Service Class
Investment Advisor:	FMR Co., Inc.
Sub-advisor:	FMR Co., Inc.
Investment Objective:	Seeks high total return with a secondary objective of principal preservation as the fund approaches its target date and beyond.
Designation: FF
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2020 Portfolio: Service Class
Investment Advisor:	FMR Co., Inc.
Sub-advisor:	FMR Co., Inc.
Investment Objective:	High total return with a secondary objective of principal preservation as the fund approaches its target date and beyond.
Designation: FF
59

Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2025 Portfolio: Service Class
Investment Advisor:	FMR Co., Inc.
Sub-advisor:	FMR Co., Inc.
Investment Objective:	Seeks high total return with a secondary objective of principal preservation as the fund approaches its target date and beyond.
Designation: FF
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2030 Portfolio: Service Class
Investment Advisor:	FMR Co., Inc.
Sub-advisor:	FMR Co., Inc.
Investment Objective:	High total return with a secondary objective of principal preservation as the fund approaches its target date and beyond.
Designation: FF
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2035 Portfolio: Service Class
Investment Advisor:	FMR Co., Inc.
Investment Objective:	The fund seeks high total return with a secondary objective of principal preservation as the fund approaches its target date and beyond.
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2040 Portfolio: Service Class
Investment Advisor:	FMR Co., Inc.
Sub-advisor:	FMR Co., Inc.
Investment Objective:	High total return with a secondary objective of principal preservation as the fund approaches its target date and beyond.
Designation: FF
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2045 Portfolio: Service Class
Investment Advisor:	FMR Co., Inc.
Investment Objective:	The fund seeks high total return with a secondary objective of principal preservation as the fund approaches its target date and beyond.
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2050 Portfolio: Service Class
Investment Advisor:	FMR Co., Inc.
Sub-advisor:	FMR Co., Inc.
Investment Objective:	The fund seeks high total return with a secondary objective of principal preservation as the fund approaches its target date and beyond.
Fidelity Variable Insurance Products Fund - VIP Contrafund® Portfolio: Service Class
This Sub-Account is only available in policies issued before December 31, 2009
Investment Advisor:	Fidelity Management & Research Company
Sub-advisor:	FMR Co., Inc., Fidelity Investments Money Management, Inc., Fidelity Management & Research (U.K.) Inc., Fidelity Research & Analysis Company, Fidelity Investments Japan Limited, Fidelity International Investment Advisors, Fidelity International Investment Advisors (U.K.) Limited
Investment Objective:	Long-term capital appreciation.
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class
Investment Advisor:	Fidelity Management & Research Company
Sub-advisor:	FMR Co., Inc., Fidelity Management & Research (U.K.) Inc., Fidelity Research & Analysis Company, Fidelity Investments Japan Limited, Fidelity International Investment Advisors, Fidelity International Investment Advisors (U.K.) Limited
Investment Objective:	Reasonable income.
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class
Investment Advisor:	Fidelity Management & Research Company
Sub-advisor:	FMR Co., Inc., Fidelity Management & Research (U.K.) Inc., Fidelity Research & Analysis Company, Fidelity International Investment Advisors, Fidelity International Investment Advisors (U.K.) Limited, Fidelity Investments Japan Limited
Investment Objective:	Capital appreciation.
60

Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class
Investment Advisor:	Fidelity Management & Research Company
Sub-advisor:	Fidelity Investments Money Management, Inc., Fidelity Research & Analysis Company, Fidelity International Investment Advisors, Fidelity International Investment Advisors (U.K.) Limited
Investment Objective:	High level of current income.
Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class
This Portfolio is only available in policies issued before December 31, 2017
Investment Advisor:	Fidelity Management & Research Company
Sub-advisor:	FMR Co., Inc., Fidelity Management & Research (U.K.) Inc., Fidelity Research & Analysis Company, Fidelity Investments Japan Limited, Fidelity International Investment Advisors, Fidelity International Investment Advisors (U.K.) Limited
Investment Objective:	Long-term growth of capital.
Fidelity Variable Insurance Products Fund - VIP Real Estate Portfolio: Service Class
Investment Advisor:	Fidelity SelectCo, LLC (SelectCo) (the Adviser), an affiliate of Fidelity Management & Research Company
Sub-advisor:	FMR Co., Inc.
Investment Objective:	The fund seeks above-average income and long-term capital growth, consistent with reasonable investment risk. The fund seeks to provide a yield that exceeds the composite yield of the S&P 500® Index.
Franklin Templeton Variable Insurance Products Trust - Franklin Mutual Global Discovery VIP Fund: Class 2
Investment Advisor:	Franklin Mutual Advisers, LLC
Investment Objective:	Seeks capital appreciation.
Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value VIP Fund: Class 2
Investment Advisor:	Franklin Advisory Services, LLC
Investment Objective:	Seeks long-term total return.
Franklin Templeton Variable Insurance Products Trust - Templeton Foreign VIP Fund: Class 2
Investment Advisor:	Templeton Investment Counsel, LLC
Investment Objective:	Seeks long-term capital growth.
Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond VIP Fund: Class 1
Investment Advisor:	Franklin Advisers, Inc.
Investment Objective:	Seeks high current income, consistent with preservation of capital, with capital appreciation as a secondary consideration.
Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond VIP Fund: Class 2
This Sub-Account is no longer available to receive transfers or new premium payments effective May 1, 2014
Investment Advisor:	Franklin Advisers, Inc.
Investment Objective:	High current income, consistent with preservation of capital, with capital appreciation as a secondary consideration.
Goldman Sachs Variable Insurance Trust - Goldman Sachs Growth Opportunities Fund: Service Shares
This Sub-Account is only available in policies issued before December 31, 2016
Investment Advisor:	Goldman Sachs Asset Management, L.P.
Investment Objective:	Long-term growth of capital.
Goldman Sachs Variable Insurance Trust - Goldman Sachs Small Cap Equity Insights Fund: Institutional Shares
Investment Advisor:	Goldman Sachs Asset Management, L.P.
Investment Objective:	Seeks long-term growth of capital.
Invesco - Invesco V.I. Growth and Income Fund: Series I Shares
Investment Advisor:	Invesco Advisers, Inc.
Investment Objective:	To seek long-term growth of capital and income.
61

Invesco - Invesco V.I. High Yield Fund: Series I Shares
Investment Advisor:	Invesco Advisers, Inc.
Investment Objective:	Total return, comprised of current income and capital appreciation.
Invesco - Invesco V.I. International Growth Fund: Series I Shares
Investment Advisor:	Invesco Advisers, Inc.
Investment Objective:	Long-term growth of capital.
Invesco - Invesco V.I. Mid Cap Core Equity Fund: Series I Shares
This Sub-Account is only available in policies issued before December 31, 2015
Investment Advisor:	Invesco Advisers, Inc.
Investment Objective:	Long-term growth of capital.
Invesco - Invesco V.I. Mid Cap Growth Fund: Series I Shares
This Sub-Account is only available in policies issued before December 31, 2011
Investment Advisor:	Invesco Advisers, Inc.
Investment Objective:	Capital growth.
Invesco - Invesco V.I. Small Cap Equity Fund: Series I Shares
This Sub-Account is only available in policies issued before December 31, 2017
Investment Advisor:	Invesco Advisers, Inc.
Investment Objective:	Long-term growth of capital.
Invesco - Invesco V.I. Value Opportunities Fund: Series I Shares
This Sub-Account is only available in policies issued before December 31, 2008
Investment Advisor:	Invesco Advisers, Inc.
Investment Objective:	Long-term growth of capital.
Ivy Variable Insurance Portfolios - Advantus Real Estate Securities: Class II (formerly, Ivy Variable Insurance Portfolios - Advantus Real Estate Securities)
Investment Advisor:	Ivy Investment Management Company
Sub-advisor:	Advantus Capital Management, Inc.
Investment Objective:	To seek to provide total return through capital appreciation and current income.
Ivy Variable Insurance Portfolios - Asset Strategy: Class II (formerly, Ivy Variable Insurance Portfolios - Asset Strategy)
This Sub-Account is only available in policies issued before December 31, 2017
Investment Advisor:	Ivy Investment Management Company
Investment Objective:	To seek to provide total return.
Ivy Variable Insurance Portfolios - Growth: Class II (formerly, Ivy Variable Insurance Portfolios - Growth)
Investment Advisor:	Ivy Investment Management Company
Investment Objective:	To seek to provide growth of capital.
Ivy Variable Insurance Portfolios - High Income: Class II (formerly, Ivy Variable Insurance Portfolios - High Income)
This Sub-Account is only available in policies issued before December 31, 2017
Investment Advisor:	Ivy Investment Management Company
Investment Objective:	To seek to provide total return through a combination of high current income and capital appreciation.
Ivy Variable Insurance Portfolios - Mid Cap Growth: Class II (formerly, Ivy Variable Insurance Portfolios - Mid Cap Growth)
This Sub-Account is only available in policies issued before December 31, 2018
Investment Advisor:	Ivy Investment Management Company
Investment Objective:	To seek to provide growth of capital.
Ivy Variable Insurance Portfolios - Science and Technology: Class II (formerly, Ivy Variable Insurance Portfolios - Science and Technology)
Investment Advisor:	Ivy Investment Management Company
Investment Objective:	To seek to provide growth of capital.
62

Janus Henderson VIT Balanced Portfolio: Service Shares
Investment Advisor:	Janus Capital Management LLC
Investment Objective:	Long-term capital growth, consistent with preservation of capital and balanced by current income.
Janus Henderson VIT Enterprise Portfolio: Service Shares
Investment Advisor:	Janus Capital Management LLC
Investment Objective:	Long-term growth of capital.
Janus Henderson VIT Flexible Bond Portfolio: Service Shares
Investment Advisor:	Janus Capital Management LLC
Investment Objective:	Maximum total return, consistent with preservation of capital.
Janus Henderson VIT Forty Portfolio: Service Shares
This Sub-Account is only available in policies issued before December 31, 2014
Investment Advisor:	Janus Capital Management LLC
Investment Objective:	Long-term growth of capital.
Janus Henderson VIT Global Technology Portfolio: Service Shares
Investment Advisor:	Janus Capital Management LLC
Investment Objective:	Long-term growth of capital.
Janus Henderson VIT Mid Cap Value Portfolio: Service Shares
This Sub-Account is only available in policies issued before December 31, 2016
Investment Advisor:	Janus Capital Management LLC
Sub-advisor:	Perkins Investment Management LLC ("Perkins")
Investment Objective:	Capital appreciation.
Janus Henderson VIT Overseas Portfolio: Service Shares
This Sub-Account is only available in policies issued before December 31, 2016
Investment Advisor:	Janus Capital Management LLC
Investment Objective:	Long-term growth of capital.
JPMorgan Insurance Trust - JPMorgan Insurance Trust Mid Cap Value Portfolio: Class 1
Investment Advisor:	J.P. Morgan Investment Management Inc.
Investment Objective:	Capital appreciation with the secondary goal of achieving current income by investing primarily in equity securities.
JPMorgan Insurance Trust - JPMorgan Insurance Trust Small Cap Core Portfolio: Class 1
Investment Advisor:	J.P. Morgan Investment Management Inc.
Investment Objective:	The Portfolio seeks capital growth over the long term.
Lazard Retirement Series, Inc. - Lazard Retirement Emerging Markets Equity Portfolio: Service Shares
Investment Advisor:	Lazard Asset Management LLC
Investment Objective:	Long-term capital appreciation.
Legg Mason Partners Variable Equity Trust - ClearBridge Variable Small Cap Growth Portfolio: Class I
Investment Advisor:	Legg Mason Partners Fund Advisor, LLC
Sub-advisor:	ClearBridge Investments, LLC
Investment Objective:	The fund seeks long-term growth of capital.
Lincoln Variable Insurance Products Trust - LVIP Baron Growth Opportunities Fund: Service Class
This Sub-Account is only available in policies issued before December 31, 2011
Investment Advisor:	Lincoln Investment Advisors Corporation (LIA)
Sub-advisor:	BAMCO, Inc.
Investment Objective:	Capital appreciation.
63

Lord Abbett Series Fund, Inc. - Bond Debenture Portfolio: Class VC
Investment Advisor:	Lord, Abbett & Co. LLC
Investment Objective:	To seek high current income and the opportunity for capital appreciation to produce a high total return.
Lord Abbett Series Fund, Inc. - Mid-Cap Stock Portfolio: Class VC
This Sub-Account is only available in policies issued before December 31, 2010
Investment Advisor:	Lord, Abbett & Co. LLC
Investment Objective:	Capital appreciation through investments, primarily in equity securities, which are believed to be undervalued in the market place.
Lord Abbett Series Fund, Inc. - Short Duration Income Portfolio: Class VC
Investment Advisor:	Lord, Abbett & Co. LLC
Investment Objective:	The Fund’s investment objective is to seek a high level of income consistent with preservation of capital.
Lord Abbett Series Fund, Inc. - Total Return Portfolio: Class VC
Investment Advisor:	Lord, Abbett & Co. LLC
Investment Objective:	The Fund’s investment objective is to seek income and capital appreciation to produce a high total return.
MFS® Variable Insurance Trust - MFS Mid Cap Growth Series: Service Class
Investment Advisor:	Massachusetts Financial Services Company
Investment Objective:	To seek capital appreciation.
MFS® Variable Insurance Trust - MFS New Discovery Series: Service Class
Investment Advisor:	Massachusetts Financial Services Company
Investment Objective:	To seek capital appreciation.
MFS® Variable Insurance Trust - MFS Total Return Bond Series: Service Class
Investment Advisor:	Massachusetts Financial Services Company
Investment Objective:	The fund’s investment objective is to seek total return with an emphasis on current income, but also considering capital appreciation.
MFS® Variable Insurance Trust - MFS Value Series: Service Class
Investment Advisor:	Massachusetts Financial Services Company
Investment Objective:	To seek capital appreciation.
MFS® Variable Insurance Trust II - MFS Blended Research® Core Equity Portfolio: Service Class
Investment Advisor:	Massachusetts Financial Services Company
Investment Objective:	To seek capital appreciation.
MFS® Variable Insurance Trust II - MFS International Value Portfolio: Service Class
Investment Advisor:	Massachusetts Financial Services Company
Investment Objective:	The fund’s investment objective is to seek capital appreciation. MFS normally invests the fund’s assets primarily in foreign equity securities, including emerging market equity securities.
MFS® Variable Insurance Trust II - MFS Research International Portfolio: Service Class
Investment Advisor:	Massachusetts Financial Services Company
Investment Objective:	To seek capital appreciation.
Morgan Stanley Variable Insurance Fund, Inc. - Emerging Markets Debt Portfolio: Class I
Investment Advisor:	Morgan Stanley Investment Management Inc.
Investment Objective:	High total return by investing primarily in fixed income securities of government and government-related issuers and, to a lesser extent, of corporate issuers in emerging market countries.
64

Morgan Stanley Variable Insurance Fund, Inc. - Global Real Estate Portfolio: Class II
Investment Advisor:	Morgan Stanley Investment Management Inc.
Sub-advisor:	Morgan Stanley Investment Management Company
Investment Objective:	The Portfolio seeks to provide current income and capital appreciation.
Morgan Stanley Variable Insurance Fund, Inc. - Growth Portfolio: Class I
Investment Advisor:	Morgan Stanley Investment Management Inc.
Investment Objective:	Long-term capital appreciation by investing primarily in growth-oriented equity securities of large capitalization companies.
Morgan Stanley Variable Insurance Fund, Inc. - Mid Cap Growth Portfolio: Class I
This Sub-Account is only available in policies issued before March 31, 2011
Investment Advisor:	Morgan Stanley Investment Management Inc.
Investment Objective:	Long-term capital growth by investing primarily in common stocks and other equity securities.
Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class I
This Sub-Account is only available in policies issued before December 31, 2012
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Federated Investment Management Company
Investment Objective:	The Fund seeks to provide high current income.
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Socially Responsible Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Neuberger Berman Investment Advisers LLC
Investment Objective:	The Fund seeks long-term growth of capital by investing primarily in securities of companies that meet the fund's financial criteria and social policy.
Nationwide Variable Insurance Trust - NVIT Bond Index Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	BlackRock Investment Management, LLC
Investment Objective:	The Fund seeks to match the performance of the Bloomberg Barclays U.S. Aggregate Bond Index ("Aggregate Bond Index") as closely as possible before the deduction of Fund expenses.
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Aggressive Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The Aggressive Fund seeks maximum growth of capital consistent with a more aggressive level of risk as compared to other Cardinal Funds.
Designation: FF
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Balanced Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The Fund seeks a high level of total return through investment in both equity and fixed income securities.
Designation: FF
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Capital Appreciation Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The Fund seeks growth of capital, but also seeks income consistent with a less aggressive level of risk as compared to other Cardinal Funds.
Designation: FF
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Conservative Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The Fund seeks a high level of total return consistent with a conservative level of risk as compared to other Cardinal Funds.
Designation: FF
65

Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderate Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The Fund seeks a high level of total return consistent with a moderate level of risk as compared to other Cardinal Funds.
Designation: FF
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Aggressive Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The Fund seeks growth of capital, but also seeks income consistent with a moderately aggressive level of risk as compared to other Cardinal Funds.
Designation: FF
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Conservative Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The fund seeks a high level of total return consistent with a moderately conservative level of risk.
Designation: FF
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class I
This Sub-Account is only available in policies issued before December 31, 2012
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Lazard Asset Management, LLC and Standard Life Investments (Corporate Funds) Limited
Investment Objective:	The Fund seeks long-term capital growth by investing primarily in equity securities of companies located in emerging market countries.
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Nationwide Asset Management, LLC
Investment Objective:	The fund seeks as high a level of current income as is consistent with the preservation of capital.
Nationwide Variable Insurance Trust - NVIT Government Money Market Fund: Class V
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Federated Investment Management Company
Investment Objective:	The Fund seeks as high a level of current income as is consistent with preserving capital and maintaining liquidity.
Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Lazard Asset Management LLC
Investment Objective:	The Fund seeks long-term capital growth by investing primarily in equity securities of companies in Europe, Australasia, the Far East and other regions, including developing countries.
Nationwide Variable Insurance Trust - NVIT International Index Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	BlackRock Investment Management, LLC
Investment Objective:	The Fund seeks to match the performance of the MSCI Europe, Australasia and Far East Index ("MSCI EAFE® Index") as closely as possible before the deduction of Fund expenses.
Nationwide Variable Insurance Trust - NVIT International Index Fund: Class II
This Sub-Account is no longer available to receive transfers or new premium payments effective May 1, 2014
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	BlackRock Investment Management, LLC
Investment Objective:	The Fund seeks to match the performance of the Morgan Stanley Capital International Europe, Australasia and Far East Index ("MSCI EAFE® Index") as closely as possible before the deduction of Fund expenses.
66

Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The NVIT Investor Destinations Aggressive Fund seeks maximum growth of capital consistent with a more aggressive level of risk as compared to other Investor Destinations Funds.
Designation: FF
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The NVIT Investor Destinations Conservative Fund seeks a high level of total return consistent with a conservative level of risk as compared to other Investor Destinations Funds.
Designation: FF
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The NVIT Investor Destinations Moderate Fund seeks a high level of total return consistent with a moderate level of risk as compared to other Investor Destinations Funds.
Designation: FF
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The NVIT Investor Destinations Moderately Aggressive Fund seeks growth of capital, but also seeks income consistent with a moderately aggressive level of risk as compared to other Investor Destinations Funds.
Designation: FF
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The NVIT Investor Destinations Moderately Conservative Fund seeks a high level of total return consistent with a moderately conservative level of risk.
Designation: FF
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	BlackRock Investment Management, LLC
Investment Objective:	The Fund seeks capital appreciation.
Nationwide Variable Insurance Trust - NVIT Multi Sector Bond Fund: Class I
This Sub-Account is only available in policies issued before December 31, 2014
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Logan Circle Partners, L.P.
Investment Objective:	The Fund seeks to provide above average total return over a market cycle of three to five years.
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Growth Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Massachusetts Financial Services Company; Smith Asset Management Group; and Loomis, Sayles & Company L.P.
Investment Objective:	The fund seeks long-term capital growth.
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Massachusetts Financial Services Company; The Boston Company Asset Management, LLC; Wellington Management Company, LLP
Investment Objective:	The fund seeks long-term capital growth.
67

Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Growth Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Neuberger Berman Investment Advisers LLC; Wells Capital Management, Inc.
Investment Objective:	The fund seeks long-term capital growth.
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	American Century Investment Management, Inc.; Thompson, Siegel & Walmsley LLC; WEDGE Capital Management L.L.P.
Investment Objective:	The fund seeks long-term capital appreciation.
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	OppenheimerFunds, Inc.; Wellington Management Company, LLP
Investment Objective:	The Fund seeks capital growth.
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Epoch Investment Partners, Inc.; JPMorgan Investment Management Inc.
Investment Objective:	The Fund seeks capital appreciation.
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Jacobs Levy Equity Management, Inc.; OppenheimerFunds, Inc.
Investment Objective:	The Fund seeks long-term growth of capital.
Nationwide Variable Insurance Trust - NVIT Nationwide Fund: Class I
This Sub-Account is only available in policies issued before December 31, 2014
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	AQR Capital Management, LLC
Investment Objective:	The Fund seeks total return through a flexible combination of capital appreciation and current income.
Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Wellington Management Company LLP
Investment Objective:	The Fund seeks current income and long-term capital appreciation.
Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Nationwide Asset Management, LLC
Investment Objective:	The Fund seeks to provide a high level of current income while preserving capital and minimizing fluctuations in share value.
Neuberger Berman Advisers Management Trust - Large Cap Value Portfolio: Class I
This Sub-Account is only available in policies issued before December 31, 2012
Investment Advisor:	Neuberger Berman Investment Advisers LLC
Investment Objective:	The Fund seeks long-term growth of capital.
Neuberger Berman Advisers Management Trust - Mid Cap Intrinsic Value Portfolio: Class I
This Sub-Account is only available in policies issued before December 31, 2012
Investment Advisor:	Neuberger Berman Investment Advisers LLC
Investment Objective:	The fund seeks growth of capital.
Oppenheimer Variable Account Funds - Oppenheimer Capital Appreciation Fund/VA: Non-Service Shares
This Sub-Account is only available in policies issued before December 31, 2012
Investment Advisor:	OFI Global Asset Management, Inc.
Sub-advisor:	OppenheimerFunds, Inc.
Investment Objective:	The investment seeks capital appreciation.
68

Oppenheimer Variable Account Funds - Oppenheimer Global Fund/VA: Non-Service Shares
Investment Advisor:	OFI Global Asset Management, Inc.
Sub-advisor:	OppenheimerFunds, Inc.
Investment Objective:	The Fund seeks capital appreciation.
Oppenheimer Variable Account Funds - Oppenheimer International Growth Fund/VA: Non-Service Shares
Investment Advisor:	OFI Global Asset Management, Inc.
Sub-advisor:	OppenheimerFunds, Inc.
Investment Objective:	The Fund seeks capital appreciation.
Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Non-Service Shares
Investment Advisor:	OFI Global Asset Management, Inc.
Sub-advisor:	OppenheimerFunds, Inc.
Investment Objective:	The Fund seeks capital appreciation.
Oppenheimer Variable Account Funds - Oppenheimer Main Street Small Cap Fund®/VA: Non-Service Shares
Investment Advisor:	OFI Global Asset Management, Inc.
Sub-advisor:	OppenheimerFunds, Inc.
Investment Objective:	Capital appreciation.
PIMCO Variable Insurance Trust - All Asset Portfolio: Administrative Class
Investment Advisor:	PIMCO
Sub-advisor:	Research Affiliates, LLC
Investment Objective:	The Portfolio seeks maximum real return, consistent with preservation of real capital and prudent investment management.
Designation: FF
PIMCO Variable Insurance Trust - Foreign Bond Portfolio (U.S. Dollar-Hedged): Administrative Class
Investment Advisor:	PIMCO
Investment Objective:	The Portfolio seeks maximum total return, consistent with preservation of capital and prudent investment management.
PIMCO Variable Insurance Trust - Foreign Bond Portfolio (Unhedged): Administrative Class
This Sub-Account is only available in policies issued before December 31, 2017
Investment Advisor:	PIMCO
Investment Objective:	The Portfolio seeks maximum total return consistent with preservation of capital and prudent investment management.
PIMCO Variable Insurance Trust - Global Bond Portfolio (Unhedged): Administrative Class
Investment Advisor:	PIMCO
Investment Objective:	The Fund seeks maximum total return, consistent with preservation of capital and prudent investment management.
PIMCO Variable Insurance Trust - High Yield Portfolio: Administrative Class
Investment Advisor:	PIMCO
Investment Objective:	The Portfolio seeks maximum total return, consistent with preservation of capital and prudent investment management.
PIMCO Variable Insurance Trust - Long-Term U.S. Government Portfolio: Administrative Class
Investment Advisor:	Pacific Investment Management Company LLC
Investment Objective:	The Portfolio seeks maximum total return, consistent with preservation of capital and prudent investment management.
PIMCO Variable Insurance Trust - Low Duration Portfolio: Administrative Class
Investment Advisor:	Pacific Investment Management Company LLC
Investment Objective:	The Portfolio seeks maximum total return, consistent with preservation of capital and prudent investment management.
69

PIMCO Variable Insurance Trust - Real Return Portfolio: Administrative Class
Investment Advisor:	Pacific Investment Management Company LLC
Investment Objective:	The Portfolio seeks maximum real return, consistent with preservation of real capital and prudent investment management.
PIMCO Variable Insurance Trust - Total Return Portfolio: Administrative Class
Investment Advisor:	Pacific Investment Management Company LLC
Investment Objective:	The Portfolio seeks maximum total return, consistent with preservation of capital and prudent investment management.
Pioneer Variable Contracts Trust - Pioneer High Yield VCT Portfolio: Class I
This Sub-Account is only available in policies issued before December 31, 2018
Investment Advisor:	Pioneer Investment Management, Inc.
Investment Objective:	Maximize total return through a combination of income and capital appreciation.
Putnam Variable Trust - Putnam VT Small Cap Value Fund: Class IB
Investment Advisor:	Putnam Investment Management, LLC
Sub-advisor:	Putnam Investments Limited
Investment Objective:	Seeks capital appreciation.
Royce Capital Fund - Royce Micro-Cap Portfolio: Investment Class
This Sub-Account is only available in policies issued before December 31, 2016
Investment Advisor:	Royce & Associates, LP
Investment Objective:	Long-term capital growth.
Designation: FF
T. Rowe Price Equity Series, Inc. - T. Rowe Price Blue Chip Growth Portfolio
Investment Advisor:	T. Rowe Price Associates, Inc.
Investment Objective:	The fund seeks to provide long-term capital growth. Income is a secondary objective.
T. Rowe Price Equity Series, Inc. - T. Rowe Price Equity Income Portfolio: II
Investment Advisor:	T. Rowe Price Associates, Inc.
Investment Objective:	The fund seeks a high level of dividend income and long-term capital growth primarily through investments in stocks.
T. Rowe Price Equity Series, Inc. - T. Rowe Price New America Growth Portfolio
Investment Advisor:	T. Rowe Price Associates, Inc.
Investment Objective:	The fund seeks to provide long-term capital growth by investing primarily in the common stocks of growth companies.
T. Rowe Price Equity Series, Inc. - T. Rowe Price Personal Strategy Balanced Portfolio
Investment Advisor:	T. Rowe Price Associates, Inc.
Investment Objective:	The fund seeks the highest total return over time consistent with an emphasis on both capital appreciation and income.
T. Rowe Price Fixed Income Series, Inc. - T. Rowe Price Limited-Term Bond Portfolio
Investment Advisor:	T. Rowe Price Associates, Inc.
Investment Objective:	The fund seeks a high level of income consistent with moderate fluctuations in principal value.
VanEck VIP Trust - VanEck VIP Global Hard Assets Fund: Initial Class
Investment Advisor:	Van Eck Associates Corporation
Investment Objective:	Long-term capital appreciation by investing primarily in hard asset securities. Income is a secondary consideration.
Wells Fargo Variable Trust - VT Discovery Fund: Class 2
Investment Advisor:	Wells Fargo Funds Management, LLC
Sub-advisor:	Wells Capital Management, Inc.
Investment Objective:	Seeks long-term capital appreciation.
70

Wells Fargo Variable Trust - VT Small Cap Growth Fund: Class 2
Investment Advisor:	Wells Fargo Funds Management, LLC
Sub-advisor:	Wells Capital Management, Inc.
Investment Objective:	Seeks long-term capital appreciation.
71

Appendix B: Definitions
Accumulation Unit – The measure of an investment in, or share of, a Sub-Account. Accumulation Unit values are initially set at $10 for each Sub-Account.
Attained Age – A person's Issue Age plus the number of full years since the Policy Date.
Base Policy Specified Amount – The amount of insurance coverage selected under the base policy, excluding any Rider Specified Amount.
Cash Surrender Value – The amount payable to the policy owner upon a full surrender of the policy. This amount is equal to the Enhanced Cash Value, minus Indebtedness and outstanding policy charges.
Cash Value – The total of amounts allocated to the Sub-Accounts, the policy loan account, and the Fixed Account.
Code – The Internal Revenue Code of 1986, as amended.
Death Benefit – The amount paid upon the Insured's death, before the deduction of any Indebtedness, or due and unpaid policy charges.
Enhanced Cash Value – The sum of the policy's Cash Value plus the Enhancement Benefit, if applicable.
Enhancement Benefit – An additional amount added to the policy's Cash Value upon a full surrender of the policy during the applicable policy years, provided the qualifying conditions have been satisfied.
Excess Premium – Any Premium applied to the policy that is not considered Target Premium.
Fixed Account – An investment option that is funded by Nationwide's general account.
Grace Period – A 61-day period after which the Policy will Lapse if sufficient payments are not made to prevent Lapse.
In Force – Any time during which benefits are payable under the policy and any elected Rider(s).
Indebtedness – The total amount of all outstanding policy loans, including principal and interest due.
Insured – The person whose life is insured under the policy, and whose death triggers payment of the Death Benefit.
Investment Experience – The market performance of a mutual fund/Sub-Account.
Issue Age – A person's age based on their last birthday on or before the Policy Date.
Lapse – The policy terminates without value.
Maturity Date – The policy anniversary on which the Insured reaches 100.
Minimum Required Death Benefit – The lowest Death Benefit that will qualify the policy as life insurance under the Code.
Nationwide – Nationwide Life Insurance Company, us, we, or our.
Net Amount At Risk – The policy's base Death Benefit minus the policy's Cash Value.
Net Asset Value (NAV) – The price of each share of a mutual fund in which a Sub-Account invests. NAV is calculated by subtracting the mutual fund's liabilities from its total assets, and dividing that figure by the number of shares outstanding. Nationwide uses NAV to calculate the value of Accumulation Units. NAV does not reflect deductions made for charges taken from the Sub-Accounts.
Net Premium – The amount of Premium applied to the policy after the deduction of the Percent of Premium Charge.
Policy Data Page(s) – The Policy Data Page(s) contains more detailed information about the policy, some of which is unique to the policy owner, the beneficiary, and the Insured.
Policy Date – The date the policy takes effect as shown in the Policy Data Pages. Policy years, months, and anniversaries are measured from this date.
Policy owner or Owner – The person or entity named as the owner on the application, or the person or entity assigned ownership rights.
72

Policy Proceeds or Proceeds – The amount payable upon termination of the policy. Policy Proceeds may constitute the Death Benefit, the Maturity Proceeds, or the Cash Surrender Value upon a full surrender of the policy.
Premium – Amount(s) paid to purchase and maintain the policy.
Rider – An optional benefit purchased under the policy. Rider availability and Rider terms may vary depending on the state in which the policy was issued.
Rider Specified Amount – The portion of the Total Specified Amount attributable to the Supplemental Insurance Rider.
SEC – The Securities and Exchange Commission.
Service Center – The department of Nationwide responsible for receiving all service and transaction requests relating to the policy. For service and transaction requests submitted other than by telephone (including fax requests), the Service Center is Nationwide's mail and document processing facility. For service and transaction requests communicated by telephone, the Service Center is Nationwide’s operations processing facility, see Contacting the Service Center.
Sub-Account(s) – The mechanism used to account for allocations of Net Premium and Cash Value among the policy's variable investment options.
Substandard Rating – An underwriting classification based on medical and/or non-medical factors used to determine what to charge for life insurance based on characteristics of the Insured beyond traditional factors for standard risks, which include age, sex, and tobacco habits of the Insured. Substandard Ratings are shown in the Policy Data Pages as rate class multiples (medical factors) and/or monthly flat extras (medical and/or non-medical factors). The higher the rate class multiple or monthly flat extra, the greater the risk assessed and the higher the cost of coverage.
Target Premium – The maximum amount of Premium the policy owner may pay to purchase Base Policy Specified Amount under Section 7702A of the Code and still have the policy treated as a life insurance contract for federal tax purposes. This is the maximum Premium that the policy owner may pay based on the "7-Pay method", which determines the limits on Premium payments in each of the first seven policy years. The actual amount is based on numerous factors which include the Issue Age of the Insured, Substandard Ratings (if any), and an adjustment for any Premium exchanged into the policy under Section 1035 of the Code.
Total Specified Amount – The sum of the Base Policy Specified Amount and the Rider Specified Amount, if applicable.
Valuation Period – The period during which Nationwide determines the change in the value of the Sub-Accounts. One Valuation Period ends and another begins with the close of trading on the NYSE.
73

Appendix C: Blending Examples of Policy Charges
For Policies With Applications Dated On Or After September 30, 2008
Guaranteed Issue Policy With Total Specified Amount of $150,000
(Assuming No Premiums From Section 1035 Exchange)
Example #1 - Total Specified Amount Equals Base Policy Specified Amount
Premium Load
Policy Year	Component B	Component D	Blended 50% Component B and 50% Component D
Yr 1	10.00%	0.00%	5.00% (1)
Yr 2	8.00%	0.00%	4.00%
Yr 3	6.00%	0.00%	3.00%
Yr 4	4.00%	0.00%	2.00%
Yr 5+	2.00%	0.00%	1.00%
Deferred Premium Load
Policy Year	Component B	Component D	Blended 50% Component B and 50% Component D
Yr 1	0.00%	0.00%	0.00%
Yr 2-5	0.00%	0.00%	0.00%
Monthly Charges
Annualized Variable Sub-Account Asset Charge
Ratio of Cash Value to 7-Pay Premium (on a monthly anniversary)	Component B	Component D	Blended 50% Component B and 50% Component D
Under 125%	0.25%	0.60%	0.43% (2)
125%-249%	0.23%	0.55%	0.39%
250%-374%	0.20%	0.50%	0.35%
375%-499%	0.18%	0.46%	0.32%
500%-649%	0.16%	0.42%	0.29%
Base Policy Specified Amount Charge
Policy Year	Component B	Component D	Blended 50% Component B and 50% Component D
Yr 1	$12.00 (3)	$12.00	$12.00
Yr 2	$ 12.00	$12.00	$12.00
Yr 3	$ 12.00	$12.00	$12.00
Yr 4	$ 12.00	$12.00	$12.00
Yr 5	$ 12.00	$12.00	$12.00
74

Cost of Insurance Per $1,000 for Issue Age 45
Policy Year	Component B	Component D	Blended 50% Component B and 50% Component D
Yr 1	0.082	0.160	0.121
Yr 2	0.101	0.174	0.138
Yr 3	0.120	0.190	0.155
Yr 4	0.140	0.207	0.174
Yr 5	0.163	0.225	0.194
(1)	Blended 5.00% = [50% x (Component B @ 10.00%)] plus [50% x (Component D @ 0%)]
(2)	Blended 0.43% = [50% x (Component B @ 0.25%)] plus [50% x (Component D @ 0.60%)]
(3)	$12.00 Total Specified Amount Charge = [(Total Specified Amount) ($0.08)/1,000]
Guaranteed Issue Policy With Total Specified Amount of $150,000
(Assuming No Premiums From Section 1035 Exchange)
Example #2 – Base Policy Specified Amount and Rider Specified Amount Equals 80% and 20%
of Total Specified Amount, Respectively
Premium Load
	Component B		Component D		Blended 50% Component B and 50% Component D
Policy Year	Target	Excess	Target	Excess	Target	Excess
Yr 1	10.00%	2.00%	0.00%	0.00%	5.00% (4)	1.00%
Yr 2	8.00%	2.00%	0.00%	0.00%	4.00%	1.00%
Yr 3	6.00%	2.00%	0.00%	0.00%	3.00%	1.00%
Yr 4	4.00%	2.00%	0.00%	0.00%	2.00%	1.00%
Yr 5+	2.00%	2.00%	0.00%	0.00%	1.00%	1.00%
Deferred Premium Load
	Component B		Component D		Blended 50% Component B and 50% Component D
Policy Year	Target	Excess	Target	Excess	Target	Excess
Yr 1	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
Yr 2-5	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
Monthly Charges
Annualized Variable Sub-Account Asset Charge
Ratio of Cash Value to 7-Pay Premium (on a monthly anniversary)	Base	Rider	80/20 Blend Component B	Base	Rider	80/20 Blend Component D	Base	Rider	80/20 Blend
Under 125%	0.25%	0.16%	0.23% (5)	0.60%	0.30%	0.54%	0.43%	0.23%	0.39% (6)
125%-249%	0.23%	0.15%	0.21%	0.55%	0.27%	0.49%	0.39%	0.21%	0.35%
250%-374%	0.20%	0.14%	0.19%	0.50%	0.24%	0.45%	0.35%	0.19%	0.32%
375%-499%	0.18%	0.13%	0.17%	0.46%	0.22%	0.41%	0.32%	0.18%	0.29%
500%-649%	0.16%	0.12%	0.15%	0.42%	0.20%	0.38%	0.29%	0.16%	0.26%
75

Total Specified Amount Charge
Policy Year	Base	Rider	80/20 Blend Component B	Base	Rider	80/20 Blend Component D	Base	Rider	80/20 Blend
Yr 1	$12.00	$3.00	$10.20	$12.00	$3.00	$10.20	$12.00	$3.00	$10.20
Yr 2	$12.00	$3.00	$10.20	$12.00	$3.00	$10.20	$12.00	$3.00	$10.20
Yr 3	$12.00	$3.00	$10.20	$12.00	$3.00	$10.20	$12.00	$3.00	$10.20
Yr 4	$12.00	$3.00	$10.20	$12.00	$3.00	$10.20	$12.00	$3.00	$10.20
Yr 5	$12.00	$3.00	$10.20	$12.00	$3.00	$10.20	$12.00	$3.00	$10.20
Cost of Insurance Per $1,000 for Issue Age 45
Policy Year	Base	Rider	80/20 Blend Component B	Base	Rider	80/20 Blend Component D	Base	Rider	80/20 Blend
Yr 1	0.082	0.059	0.077	0.160	0.072	0.142	0.121	0.066	0.110
Yr 2	0.101	0.068	0.094	0.174	0.078	0.155	0.138	0.073	0.125
Yr 3	0.120	0.079	0.112	0.190	0.086	0.169	0.155	0.083	0.141
Yr 4	0.139	0.092	0.130	0.207	0.093	0.184	0.173	0.093	0.157
Yr 5	0.163	0.107	0.152	0.225	0.102	0.200	0.194	0.105	0.176
(4)	5.00% Blended Premium Load on Target Premium = [50% x (Component B @ 10.00%)] plus [50% x (Component D @ 0%)]
(5)	0.23% Variable Sub-Account Asset Charge for Component B = [80% x (Base Policy @ 0.25%)] plus [20% x (Supplemental Insurance Rider @ 0.16%)]
(6)	0.39% Blended Variable Sub-Account Asset Charge = [50% x (Component B @ 0.23%)] plus [50% x (Component D @ 0.54%)]
For Policies With Applications Dated Prior To September 30, 2008
Guaranteed Issue Policy With Total Specified Amount of $150,000
(Assuming No Premiums From Section 1035 Exchange)
Example #1 - Total Specified Amount Equals Base Policy Specified Amount
Premium Load
Policy Year	Component B	Component D	Blended 50% Component B and 50% Component D
Yr 1	10.00%	0.00%	5.00% (1)
Yr 2	8.00%	0.00%	4.00%
Yr 3	6.00%	0.00%	3.00%
Yr 4	4.00%	0.00%	2.00%
Yr 5+	2.00%	0.00%	1.00%
Deferred Premium Load
Policy Year	Component B	Component D	Blended 50% Component B and 50% Component D
Yr 1	0.00%	0.00%	0.00%
Yr 2-5	0.00%	0.00%	0.00%
76

Monthly Charges
Annualized Variable Sub-Account Asset Charge
Ratio of Cash Value to 7-Pay Premium (on a monthly anniversary)	Component B	Component D	Blended 50% Component B and 50% Component D
Under 125%	0.25%	0.60%	0.43% (2)
125%-249%	0.23%	0.55%	0.39%
250%-374%	0.20%	0.50%	0.35%
375%-499%	0.18%	0.46%	0.32%
500%-649%	0.18%	0.46%	0.32%
Base Policy Specified Amount Charge
Policy Year	Component B	Component D	Blended 50% Component B and 50% Component D
Yr 1	$16.00 (3)	$16.00	$16.00
Yr 2	$ 16.00	$16.00	$16.00
Yr 3	$ 16.00	$16.00	$16.00
Yr 4	$ 16.00	$16.00	$16.00
Yr 5	$ 16.00	$16.00	$16.00
Cost of Insurance Per $1,000 for Issue Age 45
Policy Year	Component B	Component D	Blended 50% Component B and 50% Component D
Yr 1	0.973	2.505	1.739
Yr 2	1.305	2.734	2.019
Yr 3	1.721	2.994	2.358
Yr 4	2.128	3.420	2.774
Yr 5	2.539	3.652	3.096
(1)	Blended 5.00% = [50% x (Component B @ 10.00%)] plus [50% x (Component D @ 0%)]
(2)	Blended 0.43% = [50% x (Component B @ 0.25%)] plus [50% x (Component D @ 0.60%)]
(3)	$16.00 Total Specified Amount Charge = [(the first $50,000 of Total Specified Amount) x (.0003) plus (the Total Specified Amount in excess of $50,000 of $100,000) x (.00001)]
Guaranteed Issue Policy With Total Specified Amount of $150,000
(Assuming No Premiums From Section 1035 Exchange)
Example #2 – Base Policy Specified Amount and Rider Specified Amount Equals 80% and 20%
of Total Specified Amount, Respectively
Premium Load
	Component B		Component D		Blended 50% Comp B and 50% Comp D
Policy Year	Target	Excess	Target	Excess	Target	Excess
Yr 1	10.00%	2.00%	0.00%	0.00%	5.00% (4)	1.00%
Yr 2	8.00%	2.00%	0.00%	0.00%	4.00%	1.00%
Yr 3	6.00%	2.00%	0.00%	0.00%	3.00%	1.00%
Yr 4	4.00%	2.00%	0.00%	0.00%	2.00%	1.00%
Yr 5+	2.00%	2.00%	0.00%	0.00%	1.00%	1.00%
77

Deferred Premium Load
	Component B		Component D		Blended 50% Comp B and 50% Comp D
Policy Year	Target	Excess	Target	Excess	Target	Excess
Yr 1	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
Yr 2-5	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
Monthly Charges
Annualized Variable Sub-Account Asset Charge
Ratio of Cash Value to 7-Pay Premium (on a monthly anniversary)	Base	Rider	80/20 Blend Component B	Base	Rider	80/20 Blend Component D	Base	Rider	80/20 Blend
Under 125%	0.25%	0.16%	0.23% (5)	0.60%	0.30%	0.54%	0.43%	0.23%	0.39% (6)
125%-249%	0.23%	0.15%	0.21%	0.55%	0.27%	0.49%	0.39%	0.21%	0.35%
250%-374%	0.20%	0.14%	0.19%	0.50%	0.24%	0.45%	0.35%	0.19%	0.32%
375%-499%	0.18%	0.13%	0.17%	0.46%	0.22%	0.41%	0.32%	0.18%	0.29%
500%-649%	0.18%	0.13%	0.17%	0.46%	0.22%	0.41%	0.32%	0.18%	0.29%
Total Specified Amount Charge
Policy Year	Base	Rider	80/20 Blend Component B	Base	Rider	80/20 Blend Component D	Base	Rider	80/20 Blend
Yr 1	$16.00	$3.50	$13.50	$16.00	$3.50	$13.50	$16.00	$3.50	$13.50
Yr 2	$16.00	$3.50	$13.50	$16.00	$3.50	$13.50	$16.00	$3.50	$13.50
Yr 3	$16.00	$3.50	$13.50	$16.00	$3.50	$13.50	$16.00	$3.50	$13.50
Yr 4	$16.00	$3.50	$13.50	$16.00	$3.50	$13.50	$16.00	$3.50	$13.50
Yr 5	$16.00	$3.50	$13.50	$16.00	$3.50	$13.50	$16.00	$3.50	$13.50
Cost of Insurance Per $1,000 for Issue Age 45
Policy Year	Base	Rider	80/20 Blend Component B	Base	Rider	80/20 Blend Component D	Base	Rider	80/20 Blend
Yr 1	0.973	1.248	n/a	2.505	0.703	n/a	1.739	0.976	n/a
Yr 2	1.305	1.409	n/a	2.734	0.820	n/a	2.019	1.115	n/a
Yr 3	1.721	1.621	n/a	2.994	1.218	n/a	2.358	1.420	n/a
Yr 4	2.128	1.792	n/a	3.420	1.659	n/a	2.774	1.725	n/a
Yr 5	2.539	2.100	n/a	3.652	2.268	n/a	3.096	2.184	n/a
(4)	5.00% Blended Premium Load on Target Premium =[50% x (Component B @ 10.00%)] plus [50% x (Component D @ 0%)]
(5)	0.23% Variable Sub-Account Asset Charge for Component B =[80% x (Base Policy @ 0.25%)] plus [20% x (Supplemental Insurance Rider @ 0.16%)]
(6)	0.39% Blended Variable Sub-Account Asset Charge =[50% x (Component B @ 0.23%)] plus [50% x (Component D @ 0.54%)]
78

Outside back cover page
To learn more about the policy, the policy owner should read the Statement of Additional Information (the "SAI") dated the same date as this prospectus. For a free copy of the SAI, to receive personalized illustrations of Death Benefits, Cash Surrender Values, and Cash Values, and to request other information about the policy contact the Service Center:
•	by telephone at 1-877-351-8808 (TDD: 1-800-238-3035)
•	by mail to Nationwide Life Insurance Company
Nationwide Business Solutions Group
One Nationwide Plaza, 1-11-401
Columbus, OH 43215-2220
The SAI has been filed with the SEC and is incorporated by reference into this prospectus. The SEC maintains an Internet website (http://www.sec.gov) that contains the SAI and other information about Nationwide Life Insurance Company and the policy. Information about Nationwide Life Insurance Company and the policy (including the SAI) may also be reviewed and copied at the SEC's Public Reference Room in Washington, DC, or may be obtained, upon payment of a duplicating fee, by writing the Public Reference Section of the SEC, 100 F Street NE, Washington, DC 20549. Additional information on the operation of the Public Reference Room may be obtained by calling the SEC at (202) 551-8090.
Investment Company Act of 1940 Registration File No. 811-08301
Securities Act of 1933 Registration File No. 333-137202

Next Generation Corporate Variable Universal Life®
Nationwide VLI Separate Account-4
(Registrant)
Nationwide Life Insurance Company
(Depositor)
Service Center
Nationwide Business Solutions Group
One Nationwide Plaza, 1-11-401
Columbus, OH 43215-2220
1-877-351-8808
TDD: 1-800-238-3035
Facsimile: 1-855-677-2357
STATEMENT OF ADDITIONAL INFORMATION
Corporate Flexible Premium Variable Universal Life Insurance Policies
This Statement of Additional Information ("SAI") contains additional information regarding Corporate Flexible Premium Variable Universal Life Insurance Policies offered by Nationwide Life Insurance Company ("Nationwide"). This SAI is not a prospectus and should be read together with the policy prospectus dated May 1, 2018 and the prospectuses for the mutual funds. The prospectus is incorporated by reference in this SAI. Copies may be obtained FREE OF CHARGE by writing or calling the Service Center. Capitalized terms in this SAI correspond to terms defined in the prospectus.
The date of this Statement of Additional Information is May 1, 2018.

General Information and History
Nationwide VLI Separate Account-4 (the "Variable Account") is a separate investment account of Nationwide Life Insurance Company ("Nationwide"). Nationwide is a stock life insurance company organized the laws of the State of Ohio in March 1929 with its Home Office at One Nationwide Plaza, Columbus, Ohio 43215. Nationwide provides life insurance, annuities and retirement products. Nationwide is admitted to do business in all states, the District of Columbia, Guam, the U.S. Virgin Islands, and Puerto Rico. Nationwide is a member of the Nationwide group of companies and all of its common stock is owned by Nationwide Financial Services, Inc. ("NFS"), a holding company. Nationwide Corporation owns all of NFS's common stock and is a holding company, as well. All of Nationwide Corporation's common stock is held by Nationwide Mutual Insurance Company (95.2%) and Nationwide Mutual Fire Insurance Company (4.8%), the ultimate controlling persons of the Nationwide group of companies. The Nationwide group of companies is one of America's largest insurance and financial services family of companies, with combined assets of over $236 billion as of December 31, 2017.
Nationwide VLI Separate Account-4
Nationwide VLI Separate Account-4 is a separate account that invests in mutual funds offered and sold to insurance companies and certain retirement plans. Nationwide established the Variable Account on December 3, 1987 pursuant to Ohio law. Although the Variable Account is registered with the SEC as a unit investment trust pursuant to the Investment Company Act of 1940, the SEC does not supervise the management of Nationwide or the management of the Variable Account. Nationwide serves as the custodian of the assets of the Variable Account.
Nationwide Investment Services Corporation (NISC)
The policies are distributed by NISC, located at One Nationwide Plaza, Columbus, Ohio 43215, a wholly owned subsidiary of Nationwide. For policies issued in Michigan, all references to NISC will mean Nationwide Investment Svcs. Corporation. NISC was organized as an Oklahoma corporation in 1981.
The policies will be sold on a continuous basis by licensed insurance agents in those states where the policies may lawfully be sold. Agents are registered representatives of broker dealers registered under the Securities Exchange Act of 1934 who are member firms of the Financial Industry Regulatory Authority (FINRA).
Nationwide paid no underwriting commissions to NISC for each of the separate account’s last three fiscal years.
Services
Nationwide or its affiliates provide services and incur expenses in promoting, marketing, or administrative services to the underlying funds. Nationwide or its affiliates have entered into agreements with the investment advisor and/or distributor for the underlying funds relating to the services Nationwide or its affiliates provide. For these services, some funds agree to pay mutual fund service fee payments based on the average aggregate net assets of the Variable Account (and other separate accounts of Nationwide or life insurance company subsidiaries of Nationwide) invested in the particular underlying fund.
These anticipated mutual fund service fee payments were taken into consideration when determining the expenses necessary to support the policies. Without these mutual fund service fee payments, policy charges would be higher. Generally, Nationwide expects to receive somewhere between 0.10% to 0.45% (an annualized rate of the daily net assets of the Variable Account) from the funds offered in the policies. What is actually received depends upon many factors, including but not limited to the type of fund (i.e., money market funds generally pay less mutual fund service fee payments than other fund types) and the types of services for which an underlying fund, or its distributor or advisor, pays mutual fund service fee payments.
Distribution, Promotional, and Sales Expenses
In addition to or partially in lieu of commission, Nationwide may pay the selling firms a marketing allowance, which is based on the firm's ability and demonstrated willingness to promote and market Nationwide's products. How any marketing allowance is spent is determined by the firm, but generally will be used to finance firm activities that may contribute to the promotion and marketing of Nationwide's products. Nationwide makes certain assumptions about the amount of marketing allowance it will pay and takes these assumptions into consideration when it determines the charges that will be assessed under the policies. Nationwide assumed 0.40% of the Commissionable Target Premium and
2

0.01333% of cash value beginning in the second policy year for marketing allowance when determining the charges for the contracts. The actual amount of the marketing allowance may be higher or lower than this assumption. If the actual amount of marketing allowance paid is more than what was assumed, Nationwide will fund the difference. If the actual amount of marketing allowance paid is less than what was assumed, Nationwide may use the excess to pay other sales expenses, non-sales expenses, and/or profit. For more information about marketing allowance or how a particular selling firm uses marketing allowances, consult with your registered representative.
Commissionable Target Premium (CTP) is an amount used in the calculation of the Premium Load and total compensation Nationwide pays. CTP is actuarially derived based on the Base Policy Specified Amount, the Insured’s characteristics and the death benefit option of the policy.
Independent Registered Public Accounting Firm
The financial statements of Nationwide VLI Separate Account-4 and the consolidated financial statements and schedules of Nationwide Life Insurance Company and subsidiaries for the periods indicated have been included herein in reliance upon the reports of KPMG LLP, independent registered public accounting firm, appearing elsewhere herein, and upon the authority of said firm as experts in accounting and auditing. KPMG LLP is located at 191 West Nationwide Blvd., Suite 500, Columbus, Ohio 43215.
Underwriting Procedure
Nationwide underwrites the policies issued through Nationwide VLI Separate Account-4. The policy's cost of insurance depends upon the Insured's issue age, underwriting class, length of time the policy has been In Force, and policy components selected. The rates will vary depending upon tobacco use and other risk factors. Monthly cost of insurance rates will not exceed those guaranteed in the policy.
For policies with applications dated before September 30, 2008, guaranteed cost of insurance rates for base coverage and coverage pursuant to the Supplemental Insurance Rider under policies issued on a non-medical basis are based on (i) the 1980 Commissioners' Standard Ordinary 80% Male Mortality Table, (ii) Age Last Birthday, and (iii) tobacco distinct status. Guaranteed cost of insurance rates for base coverage and coverage pursuant to the Supplemental Insurance Rider under policies issued on a medical basis are based on (i) either (a) the 1980 Commissioners' Standard Ordinary 100% Male Mortality Table or (b) the 1980 Commissioners' Standard Ordinary 100% Female Mortality Table, (ii) Age Last Birthday, and (iii) tobacco distinct status. Guaranteed cost of insurance rates for base coverage and coverage pursuant to the Supplemental Insurance Rider on substandard risks will equal the guaranteed cost of insurance rates for standard risks times a percentage greater than 100%.
For policies with applications dated on or after September 30, 2008, guaranteed cost of insurance rates for base coverage and coverage pursuant to the Supplemental Insurance Rider under policies issued on a non-medical basis are based on (i) the 2001 Commissioners' Standard Ordinary 80% Male Mortality Table, (ii) Age Last Birthday, and (iii) tobacco distinct status. Guaranteed cost of insurance rates for base coverage and coverage pursuant to the Supplemental Insurance Rider under policies issued on a medical basis are based on (i) either (a) the 2001 Commissioners' Standard Ordinary 100% Male Mortality Table or (b) the 2001 Commissioners' Standard Ordinary 100% Female Mortality Table, (ii) Age Last Birthday, and (iii) tobacco distinct status. Guaranteed cost of insurance rates for base coverage and coverage pursuant to the Supplemental Insurance Rider on substandard risks will equal the guaranteed cost of insurance rates for standard risks times a percentage greater than 100%.
The underwriting class of an Insured may affect the cost of insurance rate. There are three underwriting classes into which Insureds are placed, depending on the Insureds' mortality characteristics: Guaranteed Issue, Simplified Issue, and Regular Issue. Within each of these mortality risk classes, there are three sub-classifications based on other risk factors of the case and the associated employee benefit plan. The most favorable is Class A, followed by Class B, and then Class C.
In an otherwise identical policy, an Insured in the Regular Issue underwriting class will have a lower cost of insurance than an Insured in a rate class with higher mortality risks.
The rating class is determined using questionnaires, medical records, and physical exams, depending on the amount of insurance and the attributes of the Insured. On groups, Nationwide may underwrite using short-form questionnaires or abbreviated medical evaluations.
3

Net Amount at Risk
The policy's cost of insurance is also dependent on the policy's Net Amount At Risk. The Net Amount At Risk is allocated between coverage provided by the base policy and coverage provided by the Supplemental Insurance Rider. The Net Amount At Risk for the base policy is the base policy Death Benefit minus the policy's Cash Value. The Net Amount At Risk for the Supplemental Insurance Rider is the Rider Death Benefit (as described in the "Supplemental Insurance Rider" sub-section of the "Policy and Rider Charges" section of the prospectus).
Illustrations
Before purchase of the policy and upon request thereafter, Nationwide will provide illustrations of future benefits under the policy based upon the proposed Insured's age and premium class, the Death Benefit option elected, Specified Amount, planned periodic Premiums, policy components selected, and Riders requested. An illustration will also demonstrate how the current charges associated with your policy may be reduced if the Supplemental Insurance Rider is elected.
Note: The policy owner selects the Premium amount and frequency shown in the product illustration to show Nationwide how much Premium the policy owner intends to pay and when. Illustrated Premium and hypothetical rates of return are not guaranteed. Investment Experience varies over time, is rarely the same year-over-year, and may be negative. Because this is a variable insurance product with the potential for unfavorable Investment Experience, including extended periods of significant stock market decline, you may be required to pay additional Premium in order to meet your goals and/or to prevent the policy from Lapsing. Generally, variable life insurance is considered a long-term investment. Please weigh the investment risk and costs associated with this product against your objectives, time horizon, risk tolerance, and ability to pay additional Premium if necessary.
Advertising
Rating Agencies
Independent financial rating services, including Moody's, Standard & Poor's and A.M. Best Company rank and rate Nationwide. The purpose of these ratings is to reflect the financial strength or claims-paying ability of Nationwide. The ratings are not intended to reflect the Investment Experience or financial strength of the Variable Account. Nationwide may advertise these ratings from time to time. In addition, Nationwide may include in certain advertisements, endorsements in the form of a list of organizations, individuals or other parties which recommend Nationwide or the policies. Furthermore, Nationwide may occasionally include in advertisements comparisons of currently taxable and tax deferred investment programs, based on selected tax brackets, or discussions of alternative investment vehicles and general economic conditions.
Money Market Yields
Nationwide may advertise the "yield" and "effective yield" for the money market Sub-Account. Yield and effective yield are annualized, which means that it is assumed that the underlying mutual fund generates the same level of net income throughout a year.
Yield is a measure of the net dividend and interest income earned over a specific seven-day period (which period will be stated in the advertisement) expressed as a percentage of the offering price of the underlying mutual fund's units. The effective yield is calculated similarly, but reflects assumed compounding, calculated under rules prescribed by the SEC. Thus, effective yield will be slightly higher than yield, due to the compounding.
Historical Performance of the Sub-Accounts
Nationwide will advertise historical performance of the Sub-Accounts in accordance with SEC prescribed calculations. Performance information is annualized. However, if a Sub-Account has been available in the Variable Account for less than one year, the performance information for that Sub-Account is not annualized. Performance information is based on historical earnings and is not intended to predict or project future results.
Additional Materials
Nationwide may provide information on various topics to owners and prospective purchasers in advertising, sales literature, or other materials.
4

Tax Definition of Life Insurance
Section 7702(b)(1) of the Internal Revenue Code provides that if one of two alternate tests is met, a policy will be treated as life insurance for federal tax purposes. The two tests are referred to as the Guideline Premium/Cash Value Corridor Test and the Cash Value Accumulation Test. Both tests are available to flexible premium policies such as this one.
The tables that follow show, numerically, the requirements for each test.
Guideline Premium/Cash Value Corridor Test
Table of Applicable Percentages of Cash Value
Attained Age of Insured	Percentage of Cash Value
0-40	250%
41	243%
42	236%
43	229%
44	222%
45	215%
46	209%
47	203%
48	197%
49	191%
50	185%
51	178%
52	171%
53	164%
54	157%
55	150%
56	146%
57	142%
58	138%
59	134%
60	130%
Attained Age of Insured	Percentage of Cash Value
61	128%
62	126%
63	124%
64	122%
65	120%
66	119%
67	118%
68	117%
69	116%
70	115%
71	113%
72	111%
73	109%
74	107%
75	105%
76	105%
77	105%
78	105%
79	105%
80	105%
81	105%
Attained Age of Insured	Percentage of Cash Value
82	105%
83	105%
84	105%
85	105%
86	105%
87	105%
88	105%
89	105%
90	105%
91	104%
92	103%
93	102%
94	101%
95	101%
96	101%
97	101%
98	101%
99	101%
100	100%
5

Cash Value Accumulation Test
The Cash Value Accumulation Test requires the Death Benefit to exceed an applicable percentage of the cash value. These applicable percentages are calculated by determining net single premiums, as defined in Code Section 7702(b), for each policy year given a set of actuarial assumptions. The relevant material assumptions include an interest rate of 4% and 1980 CSO guaranteed mortality as prescribed in Revenue Code Section 7702 for the Cash Value Accumulation Test. The resulting net single premiums are then inverted (i.e., multiplied by 1/net single premium) to give the applicable cash value percentages. These premiums vary with the ages, sexes, and risk classifications of the Insureds.
The table below provides an example for policies with applications dated before September 30, 2008 of applicable percentages for the Cash Value Accumulation Test. This example is for a male non-tobacco age 40.
Policy Year	Percentage of Cash Value
1	365%
2	353%
3	341%
4	330%
5	320%
6	309%
7	300%
8	290%
9	281%
10	272%
11	264%
12	256%
13	248%
14	240%
15	233%
Policy Year	Percentage of Cash Value
16	226%
17	220%
18	213%
19	207%
20	202%
21	196%
22	191%
23	186%
24	181%
25	176%
26	172%
27	167%
28	163%
29	160%
30	156%
Policy Year	Percentage of Cash Value
31	153%
32	149%
33	146%
34	143%
35	140%
36	138%
37	135%
38	133%
39	131%
40	129%
41	127%
42	125%
43	123%
44	122%
45	120%
The table below provides an example for policies with applications dated on or after September 30, 2008 of the applicable percentages for the Cash Value Accumulation Test. This example is for a male non-tobacco age 40.
Policy Year	Percentage of Cash Value
1	413%
2	399%
3	385%
4	372%
5	360%
6	348%
7	336%
8	325%
9	314%
10	304%
11	294%
12	285%
13	276%
14	267%
15	259%
Policy Year	Percentage of Cash Value
16	251%
17	243%
18	236%
19	229%
20	222%
21	215%
22	209%
23	203%
24	198%
25	193%
26	187%
27	183%
28	178%
29	174%
30	169%
Policy Year	Percentage of Cash Value
31	165%
32	161%
33	158%
34	154%
35	151%
36	147%
37	146%
38	144%
39	143%
40	141%
41	140%
42	139%
43	138%
44	135%
45	132%
6

NATIONWIDE

VLI SEPARATE

ACCOUNT-4

Annual Report

to

Contract Owners

December 31, 2017

NATIONWIDE LIFE INSURANCE COMPANY

HOME OFFICE: COLUMBUS, OHIO

Report of Independent Registered Public Accounting Firm

The Board of Directors of Nationwide Life Insurance Company and subsidiaries and

Contract Owners of Nationwide VLI Separate Account-4:

Opinion on the Financial Statements

We have audited the accompanying statement of assets, liabilities and contract owners’ equity of Nationwide VLI Separate Account-4 (comprised of the sub-accounts listed in the Appendix, (collectively, “the Accounts”)), as of December 31, 2017, and the related statements of operations for the year or period then ended indicated in the Appendix, the statements of changes in contract owners’ equity for each of the years or periods in the two-year period then ended indicated in the Appendix, and the related notes (collectively, the “financial statements”) and the financial highlights for each of the years or periods in the five-year period then ended. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Accounts as of December 31, 2017, the results of their operations for the year or period then ended, the changes in contract owners’ equity for each of the years or periods in the two-year period then ended, and the financial highlights for each of the years or periods in the five-year period then ended, in conformity with U.S. generally accepted accounting principles.

Basis for Opinion

These financial statements and financial highlights are the responsibility of the Accounts’ management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Company in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Such procedures also included confirmation of securities owned as of December 31, 2017, by correspondence with the transfer agents of the underlying mutual funds or by other appropriate auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. We believe that our audits provide a reasonable basis for our opinion.

/s/ KPMG LLP

We have not been able to determine the specific year that we began serving as the auditor of one or more Nationwide Life Insurance Company and subsidiaries separate account investment companies, however we are aware that we have served as the auditor of one or more Nationwide Life Insurance Company and subsidiaries separate account investment companies since at least 1981.

Columbus, Ohio

March 16, 2018

Appendix

We have audited the following sub-accounts’ Statements of Operations and Statements of Changes in Contract Owners’ Equity for the periods indicated.

Sub-account	Financial Statement	Period

The American Funds Group New World Fund - Class 2 (AMVNW2)

	Statement of Operations	Year ended December 31, 2017
	Statements of Changes in Contract Owners’ Equity	September 6, 2016 to December 31, 2016 and the year ended December 31, 2017
Dimensional Fund Advisors Inc. VA Inflation-Protected Securities Portfolio (DFVIPS)

	Statement of Operations	Year ended December 31, 2017
	Statements of Changes in Contract Owners’ Equity	July 15, 2016 to December 31, 2016 and the year ended December 31, 2017
Deutsche Asset & Wealth Management Global Income Builder VIP - Class A (DSGIBA)

	Statement of Operations	Year ended December 31, 2017
	Statements of Changes in Contract Owners’ Equity	June 17, 2016 to December 31, 2016 and the year ended December 31, 2017
Janus Henderson Investors Enterprise Portfolio: Service Shares (JAMGS)

	Statement of Operations	Year ended December 31, 2017
	Statements of Changes in Contract Owners’ Equity	May 2, 2016 to December 31, 2016 and the year ended December 31, 2017
Lord Abbett Series Fund Inc. - Short Duration Income Portfolio: Class VC (LOVSDC)

	Statement of Operations	Year ended December 31, 2017
	Statements of Changes in Contract Owners’ Equity	July 11, 2016 to December 31, 2016 and the year ended December 31, 2017
Nationwide Funds Group NVIT Investor Destinations Managed Growth and Income Class I (IDPGI)

	Statement of Operations	Year ended December 31, 2017
	Statements of Changes in Contract Owners’ Equity	January 15, 2016 to December 31, 2016 and the year ended December 31, 2017
Nationwide Funds Group NVIT Cardinal Managed Growth and Income Class I (NCPGI)

	Statement of Operations	Year ended December 31, 2017
	Statements of Changes in Contract Owners’ Equity	January 4, 2016 to December 31, 2016 and the year ended December 31, 2017
Northern Lights TOPS Managed Risk Growth ETF Portfolio - Class 3 (NOTG3)

	Statement of Operations	Year ended December 31, 2017
	Statements of Changes in Contract Owners’ Equity	March 14, 2016 to December 31, 2016 and the year ended December 31, 2017
Fidelity Investments VIP Money Market Portfolio - Initial Class (FMMP)

	Statement of Operations	Year ended December 31, 2017
	Statements of Changes in Contract Owners’ Equity	October 7, 2016 to December 31, 2016 and the year ended December 31, 2017
Putnam Investments VT Growth Opportunities Fund: Class IB (PVGOB)

	Statement of Operations	Year ended December 31, 2017
	Statements of Changes in Contract Owners’ Equity	November 16, 2016 to December 31, 2016 and the year ended December 31, 2017

Dimensional Fund Advisors Inc. DFA VA Global Moderate Allocation Portfolio: Institutional Class Shares (DFVGMI)

Statement of Operations	September 29, 2017 to December 31, 2017
Statement of Changes in Contract Owners’ Equity	September 29, 2017 to December 31, 2017
Fidelity Investments VIP Real Estate Portfolio - Service Class (FRESS)
Statement of Operations	July 6, 2017 to December 31, 2017
Statement of Changes in Contract Owners’ Equity	July 6, 2017 to December 31, 2017
Fidelity Investments VIP Freedom Fund 2050 Portfolio - Service Class (FF50S)

Statement of Operations	December 27, 2017 to December 31, 2017
Statement of Changes in Contract Owners’ Equity	December 27, 2017 to December 31, 2017
Janus Henderson Investors Enterprise Portfolio: Institutional Shares (JAEI)

Statement of Operations	August 1, 2017 to December 31, 2017
Statement of Changes in Contract Owners’ Equity	August 1, 2017 to December 31, 2017
Massachusetts Financial Services Co. MFS Total Return Bond Series - Service Class (MVRBSS)

Statement of Operations	September 20, 2017 to December 31, 2017
Statement of Changes in Contract Owners’ Equity	September 20, 2017 to December 31, 2017
PIMCO Funds Global Bond Portfolio (Unhedged)- Administrative Class (PMVGBA)

Statement of Operations	May 3, 2017 to December 31, 2017
Statement of Changes in Contract Owners’ Equity	May 3, 2017 to December 31, 2017
PIMCO Funds Foreign Bond Portfolio (U.S. Dollar-Hedged) - Administrative Class (PMVFHA)

Statement of Operations	December 5, 2017 to December 31, 2017
Statement of Changes in Contract Owners’ Equity	December 5, 2017 to December 31, 2017
Putnam Investments VT Equity Income Fund: Class IB (PVEIB)

Statement of Operations	August 1, 2017 to December 31, 2017
Statement of Changes in Contract Owners’ Equity	August 1, 2017 to December 31, 2017
Nationwide Funds Group NVIT Investor Destinations Managed Growth Class I (IDPG)

Statement of Operations	November 13, 2017 to December 31, 2017
Statements of Changes in Contract Owners’ Equity	Year ended December 31, 2016 and November 13, 2017 to December 31, 2017

We have audited the following sub-accounts’ Statements of Operations for the year ended December 31, 2017 and Statements of Changes in Contract Owners’ Equity for each of the years in the two-year period ended December 31, 2017.

AB FUNDS

VPS Growth and Income Portfolio - Class A (ALVGIA)

VPS International Value Portfolio - Class A (ALVIVA)

VPS Dynamic Asset Allocation Portfolio - Class A (ALVDAA)

VPS Small/Mid Cap Value Portfolio - Class A (ALVSVA)

AMERICAN CENTURY INVESTORS, INC.

VP Inflation Protection Fund - Class I (ACVIP1)

VP Capital Appreciation Fund - Class I (ACVCA)

VP Income & Growth Fund - Class I (ACVIG)

VP Inflation Protection Fund - Class II (ACVIP2)

VP International Fund - Class I (ACVI)

VP Mid Cap Value Fund - Class I (ACVMV1)

VP Ultra(R) Fund - Class I (ACVU1)

VP Value Fund - Class I (ACVV)

AMERICAN FUNDS GROUP (THE)

Asset Allocation Fund - Class 2 (AMVAA2)

Bond Fund - Class 2 (AMVBD2)

Global Small Capitalization Fund - Class 2 (AMVGS2)

Growth Fund - Class 2 (AMVGR2)

International Fund - Class 2 (AMVI2)

BLACKROCK FUNDS

Variable Series Funds, Inc. - BlackRock High Yield V.I. Fund- Class I (BRVHYI)

Large Cap Core V.I. Fund - Class II (MLVLC2)

Global Allocation V.I. Fund - Class II (MLVGA2)

CALVERT GROUP

VP S&P 500 Index Portfolio (CVSPIP)

DAVIS FUNDS

Value Portfolio (DAVVL)

DELAWARE FUNDS BY MACQUARIE

VIP Emerging Markets Series: Service Class (DWVEMS)

VIP Small Cap Value Series: Service Class (DWVSVS)

DIMENSIONAL FUND ADVISORS INC.

VA International Small Portfolio (DFVIS)

VA U.S. Targeted Value Portfolio (DFVUTV)

DREYFUS CORPORATION

MidCap Stock Portfolio - Initial Shares (DVMCS)

Small Cap Stock Index Portfolio - Service Shares (DVSCS)

Stock Index Fund, Inc. - Initial Shares (DSIF)

Sustainable U.S. Equity Portfolio, Inc.: Initial Shares (DSRG)

Appreciation Portfolio - Initial Shares (DCAP)

Opportunistic Small Cap Portfolio - Initial Shares (DSC)

International Value Portfolio - Initial Shares (DVIV)

DEUTSCHE ASSET & WEALTH MANAGEMENT

Variable Series II - DWS Small Mid Cap Value VIP - Class B (SVSSVB)

Variable Series II - DWS Large Cap Value VIP - Class B (SVSLVB)

EATON VANCE FUNDS

Floating-Rate Income Fund (ETVFR)

FEDERATED INVESTORS

Managed Tail Risk Fund II - Primary Shares (FVCA2P)

Quality Bond Fund II - Primary Shares (FQB)

FIDELITY INVESTMENTS

VIP Contrafund(R) Portfolio - Service Class (FCS)

VIP Energy Portfolio - Service Class 2 (FNRS2)

VIP Equity-Income Portfolio - Service Class (FEIS)

VIP Freedom Fund 2010 Portfolio - Service Class (FF10S)

VIP Freedom Fund 2020 Portfolio - Service Class (FF20S)

VIP Freedom Fund 2030 Portfolio - Service Class (FF30S)

VIP Freedom Income Fund Portfolio - Service Class (FFINS)

VIP Growth Opportunities Portfolio - Service Class (FGOS)

VIP Growth Portfolio - Service Class (FGS)

VIP High Income Portfolio - Service Class (FHIS)

VIP Index 500 Portfolio - Initial Class (FIP)

VIP Investment Grade Bond Portfolio - Service Class (FIGBS)

VIP Mid Cap Portfolio - Service Class (FMCS)

VIP Overseas Portfolio - Service Class (FOS)

VIP Value Strategies Portfolio - Service Class (FVSS)

VIP Fidelity VIP Freedom Fund 2005 Portfolio - Service Class (FF05S)

VIP Fidelity VIP Freedom Fund 2015 Portfolio - Service Class (FF15S)

VIP Fidelity VIP Freedom Fund 2025 Portfolio - Service Class (FF25S)

VIP Fidelity VIP Freedom Fund 2040 Portfolio - Service Class (FF40S)

FRANKLIN TEMPLETON DISTRIBUTORS, INC.

Franklin Income Securities Fund - Class 2 (FTVIS2)

Rising Dividends Securities Fund - Class 1 (FTVRDI)

Small Cap Value Securities Fund - Class 1 (FTVSVI)

Small Cap Value Securities Fund - Class 2 (FTVSV2)

Mutual Global Discovery Securities Fund - Class 2 (FTVMD2)

Templeton Developing Markets Securities Fund - Class 2 (FTVDM2)

Templeton Foreign Securities Fund - Class 1 (TIF)

Templeton Foreign Securities Fund - Class 2 (TIF2)

Templeton Global Bond Securities Fund - Class 2 (FTVGI2)

VIP Founding Funds Allocation Fund - Class 2 (FTVFA2)

VIP Trust - Templeton Global Bond VIP Fund - Class 1 (FTVGB1)

INVESCO INVESTMENTS

VI Growth and Income Fund - Series I Shares (ACGI)

VI American Franchise Fund - Series I Shares (ACEG)

VI Value Opportunities Fund - Series I Shares (AVBVI)

VI High Yield Fund - Series I Shares (AVHY1)

VI International Growth Fund - Series I Shares (AVIE)

VI Mid Cap Core Equity Fund - Series I Shares (AVMCCI)

VI Small Cap Equity Fund - Series I Shares (AVSCE)

Van Kampen V.I. Mid Cap Growth Fund - Series I Shares (IVKMG1)

Balanced-Risk Allocation Fund - Series I Shares (IVBRA1)

J.P. MORGAN INVESTMENT MANAGEMENT INC.

Mid Cap Value Portfolio: Class 1 (JPMMV1)

Small Cap Core Portfolio 1 (JPSCE1)

JANUS HENDERSON INVESTORS

Balanced Portfolio: Service Shares (JABS)

Flexible Bond Portfolio: Service Shares (JAFBS)

Forty Portfolio: Service Shares (JACAS)

Global Technology Portfolio: Service Shares (JAGTS)

Overseas Portfolio: Service Shares (JAIGS)

Perkins Mid Cap Value Portfolio: Service Shares (JAMVS)

LAZARD FUNDS

Retirement Emerging Markets Equity Portfolio - Service Shares (LZREMS)

LEGG MASON

ClearBridge Variable Small Cap Growth Portfolio - Class I (SBVSG)

LORD ABBETT FUNDS

Lord Abbett Series Fund Inc. - Bond Debenture Portfolio: Class VC (LOVBD)

Lord Abbett Series Fund Inc. - Mid Cap Stock Portfolio: Class VC (LOVMCV)

Series Fund, Inc. - Total Return Portfolio - Class VC (LOVTRC)

MASSACHUSETTS FINANCIAL SERVICES CO.

VIT II - MFS Blended Research Core Equity Portfolio- Service Class (MVBRES)

Var Insurance Trust II - MFS Investors Growth Stock Portfolio - Initial Class (MV2IGI)

Var Insurance Trust II - MFS Research International Portfolio - Service Class (MV2RIS)

Variable Insurance Trust - MFS New Discovery Series - Intital Class (MNDIC)

New Discovery Series - Service Class (MNDSC)

Value Series - Initial Class (MVFIC)

Value Series - Service Class (MVFSC)

Variable Insurance Trust II - MFS International Value Portfolio - Service Class (MVIVSC)

MORGAN STANLEY

Core Plus Fixed Income Portfolio - Class I (MSVFI)

Emerging Markets Debt Portfolio - Class I (MSEM)

Global Real Estate Portfolio - Class II (VKVGR2)

Universal Institutional Funds, Inc. - Mid Cap Growth Portfolio- Class I (MSVMG)

Universal Institutional Funds, Inc. - Growth Portfolio - Class I (MSVEG)

U.S. Real Estate Portfolio - Class I (MSVRE)

NATIONWIDE FUNDS GROUP

NVIT Cardinal Managed Growth Class I (NCPG)

NVIT Bond Index Fund Class I (NVBX)

NVIT International Index Fund Class I (NVIX)

American Century NVIT Multi Cap Value Fund - Class I (NVAMV1)

American Funds NVIT Asset Allocation Fund - Class II (GVAAA2)

American Funds NVIT Bond Fund - Class II (GVABD2)

American Funds NVIT Global Growth Fund - Class II (GVAGG2)

American Funds NVIT Growth Fund - Class II (GVAGR2)

American Funds NVIT Growth-Income Fund - Class II (GVAGI2)

Federated NVIT High Income Bond Fund - Class I (HIBF)

NVIT Emerging Markets Fund - Class I (GEM)

NVIT International Equity Fund - Class I (GIG)

Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class II (NVIE6)

Neuberger Berman NVIT Multi Cap Opportunities Fund - Class I (NVNMO1)

Neuberger Berman NVIT Socially Responsible Fund - Class I (NVNSR1)

NVIT Cardinal Aggressive Fund - Class I (NVCRA1)

NVIT Cardinal Balanced Fund - Class I (NVCRB1)

NVIT Cardinal Capital Appreciation Fund - Class I (NVCCA1)

NVIT Cardinal Conservative Fund - Class I (NVCCN1)

NVIT Cardinal Moderate Fund - Class I (NVCMD1)

NVIT Cardinal Moderately Aggressive Fund - Class I (NVCMA1)

NVIT Cardinal Moderately Conservative Fund - Class I (NVCMC1)

NVIT Core Bond Fund - Class I (NVCBD1)

NVIT Core Plus Bond Fund - Class I (NVLCP1)

NVIT Nationwide Fund - Class I (TRF)

NVIT Government Bond Fund - Class I (GBF)

NVIT International Index Fund - Class II (GVIX2)

NVIT Investor Destinations Aggressive Fund - Class II (GVIDA)

NVIT Investor Destinations Balanced Fund - Class II (NVDBL2)

NVIT Investor Destinations Capital Appreciation Fund - Class II (NVDCA2)

NVIT Investor Destinations Conservative Fund - Class II (GVIDC)

NVIT Investor Destinations Moderate Fund - Class II (GVIDM)

NVIT Investor Destinations Moderately Aggressive Fund - Class II (GVDMA)

NVIT Investor Destinations Moderately Conservative Fund - Class II (GVDMC)

NVIT Mid Cap Index Fund - Class I (MCIF)

NVIT Money Market Fund - Class I (SAM)

NVIT Money Market Fund - Class V (SAM5)

NVIT Multi-Manager International Growth Fund - Class I (NVMIG1)

NVIT Multi-Manager International Value Fund - Class I (GVDIVI)

NVIT Multi-Manager Large Cap Growth Fund - Class I (NVMLG1)

NVIT Multi-Manager Large Cap Value Fund - Class I (NVMLV1)

NVIT Multi-Manager Mid Cap Growth Fund - Class I (NVMMG1)

NVIT Multi-Manager Mid Cap Value Fund - Class I (NVMMV1)

NVIT Multi-Manager Mid Cap Value Fund - Class II (NVMMV2)

NVIT Multi-Manager Small Cap Growth Fund - Class I (SCGF)

NVIT Multi-Manager Small Cap Value Fund - Class I (SCVF)

NVIT Multi-Manager Small Company Fund - Class I (SCF)

NVIT Multi-Sector Bond Fund - Class I (MSBF)

NVIT Short Term Bond Fund - Class I (NVSTB1)

NVIT Short Term Bond Fund - Class II (NVSTB2)

NVIT Large Cap Growth Fund - Class I (NVOLG1)

Templeton NVIT International Value Fund - Class III (NVTIV3)

Invesco NVIT Comstock Value Fund - Class I (EIF)

NVIT Real Estate Fund - Class I (NVRE1)

Loring Ward NVIT Capital Appreciation Fund - Class P (NVLCAP)

Loring Ward NVIT Moderate Fund - Class P (NVLMP)

NVIT Small Cap Index Fund Class II (NVSIX2)

NVIT S&P 500 Index Fund Class I (GVEX1)

NEUBERGER & BERMAN MANAGEMENT, INC.

Short Duration Bond Portfolio - I Class Shares (AMTB)

Guardian Portfolio - I Class Shares (AMGP)

Mid-Cap Growth Portfolio - I Class Shares (AMCG)

Mid-Cap Growth Portfolio - S Class Shares (AMMCGS)

Advisers Management Trust: Large Cap Value Portfolio - Class I (AMTP)

Advisers Management Trust: Mid Cap Intrinsic Value Portfolio - Class I (AMRI)

Socially Responsive Portfolio - I Class Shares (AMSRS)

NORTHERN LIGHTS

TOPS Managed Risk Balanced ETF Portfolio - Class 3 (NOTB3)

TOPS Managed Risk Moderate Growth ETF Portfolio - Class 3 (NOTMG3)

OPPENHEIMER FUNDS

Capital Appreciation Fund/VA - Non-Service Shares (OVGR)

Global Securities Fund/VA - Non-Service Shares (OVGS)

International Growth Fund/VA - Non-Service Shares (OVIG)

Main Street Fund(R)/VA - Non-Service Shares (OVGI)

Main Street Small- & Mid-Cap Fund(R)/VA - Non-Service Shares (OVSC)

Discovery Mid Cap Growth Fund/VA - Non-Service Shares (OVAG)

Global Strategic Income Fund/VA - Non-service Shares (OVSB)

PIMCO FUNDS

All Asset Portfolio - Administrative Class (PMVAAA)

CommodityRealReturn(R) Strategy Portfolio - Administrative Class (PMVRSA)

Foreign Bond Portfolio (Unhedged) - Administrative Class (PMVFBA)

Long-Term U.S. Government Portfolio - Administrative Class (PMVLGA)

Low Duration Portfolio - Administrative Class (PMVLDA)

Real Return Portfolio - Administrative Class (PMVRRA)

Total Return Portfolio - Administrative Class (PMVTRA)

GOLDMAN SACHS ASSET MANAGEMENT GROUP

Mid Cap Value- Institutional Shares (GVMCE)

Goldman Sachs Structured Small Cap Equity Fund (GVCSE)

VIT Growth Opportunities Fund - Service Shares (GVGOPS)

Goldman Sachs Global Markets Navigator Fund - Service Shares (GVGMNS)

LINCOLN FUNDS

Baron Growth Opportunities Fund Service Class (BNCAI)

AMUNDI PIONEER

Pioneer Variable Contracts Trust - Pioneer High Yield VCT Portfolio: Class I (PIHYB1)

PUTNAM INVESTMENTS

VT International Equity Fund: Class IB (PVTIGB)

VT Small Cap Value Fund: Class IB (PVTSCB)

ROYCE CAPITAL FUNDS

Micro-Cap Portfolio - Investment Class (ROCMC)

GUGGENHEIM INVESTMENTS

Variable Fund - Multi-Hedge Strategies (RVARS)

T. ROWE PRICE

Equity Income Portfolio - II (TREI2)

Health Sciences Portfolio - II (TRHS2)

Limited-Term Bond Portfolio (TRLT1)

Mid-Cap Growth Portfolio - II (TRMCG2)

New America Growth Portfolio (TRNAG1)

Personal Strategy Balanced Portfolio (TRPSB1)

Blue Chip Growth Portfolio (TRBCGP)

VAN ECK ASSOCIATES CORPORATION

VIP Trust Emerging Markets Fund - Initial Class (VWEM)

VIP Trust Global Hard Assets Fund - Initial Class (VWHA)

VANGUARD GROUP OF INVESTMENT COMPANIES

Variable Insurance Fund - Balanced Portfolio (VVB)

Variable Insurance Fund - Capital Growth Portfolio (VVCG)

Variable Insurance Fund - Diversified Value Portfolio (VVDV)

Variable Insurance Fund - International Portfolio (VVI)

Variable Insurance Fund - Mid-Cap Index Portfolio (VVMCI)

Variable Insurance Fund - REIT Index Portfolio (VVREI)

Variable Insurance Fund - Short-Term Investment-Grade Portfolio (VVSTC)

Variable Insurance Fund - Small Company Growth Portfolio (VVSCG)

Variable Insurance Fund - Total Bond Market Index Portfolio (VVHGB)

WADDELL & REED, INC.

Variable Insurance Portfolios - Asset Strategy (WRASP)

Variable Insurance Portfolios - Growth (WRGP)

Variable Insurance Portfolios - High Income (WRHIP)

Variable Insurance Portfolios - Mid Cap Growth (WRMCG)

Variable Insurance Portfolios - Real Estate Securities (WRRESP)

Variable Insurance Portfolios - Science and Technology (WRSTP)

WELLS FARGO FUNDS

Wells Fargo Variable Trust - VT Discovery Fund: Class 2 (SVDF)

Advantage VT Opportunity Fund - Class 2 (SVOF)

Advantage VT Small Cap Growth Fund - Class 2 (WFVSCG)

NATIONWIDE VLI SEPARATE ACCOUNT-4

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY

DECEMBER 31, 2017

Assets:
Investments at fair value:
VPS Growth and Income Portfolio - Class A (ALVGIA)
697,254 shares (cost $21,204,346)	$23,253,413
VPS International Value Portfolio - Class A (ALVIVA)
495,958 shares (cost $7,130,560)	8,084,115
VPS Dynamic Asset Allocation Portfolio - Class A (ALVDAA)
2,118 shares (cost $24,875)	27,680
VPS Small/Mid Cap Value Portfolio - Class A (ALVSVA)
981,499 shares (cost $19,445,649)	21,278,907
VP Inflation Protection Fund - Class I (ACVIP1)
2,087,360 shares (cost $21,377,580)	21,353,697
VP Capital Appreciation Fund - Class I (ACVCA)
47,364 shares (cost $674,758)	711,884
VP Income & Growth Fund - Class I (ACVIG)
1,938,796 shares (cost $14,660,962)	20,764,507
VP Inflation Protection Fund - Class II (ACVIP2)
891,672 shares (cost $9,561,244)	9,103,966
VP International Fund - Class I (ACVI)
103,760 shares (cost $1,004,129)	1,263,797
VP Mid Cap Value Fund - Class I (ACVMV1)
648,157 shares (cost $13,863,662)	14,745,569
VP Ultra(R) Fund - Class I (ACVU1)
16,140 shares (cost $249,824)	312,149
VP Value Fund - Class I (ACVV)
2,296,400 shares (cost $22,028,612)	25,742,639
Asset Allocation Fund - Class 2 (AMVAA2)
516,517 shares (cost $11,255,270)	12,132,980
Bond Fund - Class 2 (AMVBD2)
6,873,572 shares (cost $76,046,284)	73,478,485
Global Small Capitalization Fund - Class 2 (AMVGS2)
59,267 shares (cost $1,328,500)	1,465,082
Growth Fund - Class 2 (AMVGR2)
341,406 shares (cost $23,644,268)	26,407,769
International Fund - Class 2 (AMVI2)
544,521 shares (cost $10,027,738)	11,777,986
New World Fund - Class 2 (AMVNW2)
37,276 shares (cost $845,434)	934,501
Variable Series Funds, Inc. - BlackRock High Yield V.I. Fund- Class I (BRVHYI)
1,029,303 shares (cost $7,475,529)	7,596,253
Large Cap Core V.I. Fund - Class II (MLVLC2)
47,230 shares (cost $1,468,522)	1,344,639
Global Allocation V.I. Fund - Class II (MLVGA2)
604,504 shares (cost $10,010,762)	10,403,519
VP S&P 500 Index Portfolio (CVSPIP)
6,474 shares (cost $792,279)	914,006
Value Portfolio (DAVVL)
384,000 shares (cost $3,735,329)	3,912,962
VIP Emerging Markets Series: Service Class (DWVEMS)
190,003 shares (cost $3,697,086)	4,744,379
VIP Small Cap Value Series: Service Class (DWVSVS)
528,237 shares (cost $19,871,688)	22,460,628
DFA VA Global Moderate Allocation Portfolio: Institutional Class Shares (DFVGMI)
12,281 shares (cost $155,559)	157,193
VA Inflation-Protected Securities Portfolio (DFVIPS)
403,921 shares (cost $4,119,811)	4,031,133
VA International Small Portfolio (DFVIS)
95,677 shares (cost $1,178,909)	1,345,221
VA U.S. Targeted Value Portfolio (DFVUTV)
126,951 shares (cost $2,362,378)	2,499,659
MidCap Stock Portfolio - Initial Shares (DVMCS)
147,955 shares (cost $2,914,534)	3,337,869

Small Cap Stock Index Portfolio - Service Shares (DVSCS)
5,339,384 shares (cost $93,002,088)	107,428,413
Stock Index Fund, Inc. - Initial Shares (DSIF)
11,841,608 shares (cost $489,221,201)	633,289,186
Sustainable U.S. Equity Portfolio, Inc. - Initial Shares (DSRG)
289,818 shares (cost $9,661,649)	11,670,988
Appreciation Portfolio - Initial Shares (DCAP)
499,580 shares (cost $21,296,830)	22,336,244
Opportunistic Small Cap Portfolio - Initial Shares (DSC)
23,866 shares (cost $1,196,577)	1,453,932
International Value Portfolio - Initial Shares (DVIV)
331,315 shares (cost $3,585,162)	4,065,235
Global Income Builder VIP - Class A (DSGIBA)
3,021 shares (cost $73,887)	80,242
Variable Series II - DWS Small Mid Cap Value VIP - Class B (SVSSVB)
12,072 shares (cost $190,633)	215,608
Variable Series II - DWS Large Cap Value VIP - Class B (SVSLVB)
1,418 shares (cost $20,482)	23,640
Floating-Rate Income Fund (ETVFR)
7,826,375 shares (cost $71,856,610)	72,550,496
Managed Tail Risk Fund II - Primary Shares (FVCA2P)
123,472 shares (cost $714,405)	648,228
Quality Bond Fund II - Primary Shares (FQB)
2,133,252 shares (cost $24,001,149)	23,572,440
VIP Real Estate Portfolio - Service Class (FRESS)
564 shares (cost $10,812)	10,931
VIP Contrafund(R) Portfolio - Service Class (FCS)
903,823 shares (cost $30,703,501)	34,137,385
VIP Energy Portfolio - Service Class 2 (FNRS2)
331,896 shares (cost $6,672,769)	6,554,937
VIP Equity-Income Portfolio - Service Class (FEIS)
2,748,377 shares (cost $58,128,017)	65,328,930
VIP Freedom Fund 2010 Portfolio - Service Class (FF10S)
176,833 shares (cost $2,112,105)	2,371,327
VIP Freedom Fund 2020 Portfolio - Service Class (FF20S)
2,545,620 shares (cost $32,554,681)	35,613,217
VIP Freedom Fund 2030 Portfolio - Service Class (FF30S)
1,725,539 shares (cost $23,032,923)	25,261,890
VIP Freedom Income Fund Portfolio - Service Class (FFINS)
109,728 shares (cost $1,238,512)	1,276,142
VIP Growth Opportunities Portfolio - Service Class (FGOS)
7,471 shares (cost $243,606)	269,108
VIP Growth Portfolio - Service Class (FGS)
1,450,417 shares (cost $73,149,060)	106,982,752
VIP High Income Portfolio - Service Class (FHIS)
2,274,048 shares (cost $12,605,083)	12,325,342
VIP Index 500 Portfolio - Initial Class (FIP)
209,699 shares (cost $40,096,792)	56,866,270
VIP Investment Grade Bond Portfolio - Service Class (FIGBS)
14,527,384 shares (cost $185,717,799)	183,916,679
VIP Mid Cap Portfolio - Service Class (FMCS)
1,137,545 shares (cost $38,650,201)	43,909,239
VIP Money Market Portfolio - Initial Class (FMMP)
5,675,643 shares (cost $5,675,643)	5,675,643
VIP Overseas Portfolio - Service Class (FOS)
827,717 shares (cost $16,700,158)	18,847,109
VIP Value Strategies Portfolio - Service Class (FVSS)
261,171 shares (cost $3,581,845)	3,716,459
VIP Fidelity VIP Freedom Fund 2005 Portfolio - Service Class (FF05S)
45,819 shares (cost $546,076)	570,904
VIP Fidelity VIP Freedom Fund 2015 Portfolio - Service Class (FF15S)
756,285 shares (cost $9,565,101)	10,323,294
VIP Fidelity VIP Freedom Fund 2025 Portfolio - Service Class (FF25S)
1,595,041 shares (cost $21,053,621)	23,303,542

VIP Fidelity VIP Freedom Fund 2040 Portfolio - Service Class (FF40S)
656,777 shares (cost $12,655,263)	14,265,204
VIP Freedom Fund 2050 Portfolio - Service Class (FF50S)
821 shares (cost $15,975)	15,991
Franklin Income Securities Fund - Class 2 (FTVIS2)
385,808 shares (cost $6,045,117)	6,238,518
Rising Dividends Securities Fund - Class 1 (FTVRDI)
622,230 shares (cost $16,125,647)	18,175,325
Small Cap Value Securities Fund - Class 1 (FTVSVI)
528,715 shares (cost $9,713,385)	10,801,645
Small Cap Value Securities Fund - Class 2 (FTVSV2)
553,717 shares (cost $9,899,452)	10,963,596
Mutual Global Discovery Securities Fund - Class 2 (FTVMD2)
101,093 shares (cost $2,025,458)	2,001,634
Templeton Developing Markets Securities Fund - Class 2 (FTVDM2)
385,432 shares (cost $3,341,162)	3,942,967
Templeton Foreign Securities Fund - Class 1 (TIF)
68,800 shares (cost $1,026,260)	1,087,046
Templeton Foreign Securities Fund - Class 2 (TIF2)
1,575,958 shares (cost $23,595,461)	24,380,072
Templeton Global Bond Securities Fund - Class 2 (FTVGI2)
412,872 shares (cost $7,227,230)	6,816,517
VIP Founding Funds Allocation Fund - Class 2 (FTVFA2)
98,619 shares (cost $714,313)	728,792
VIP Trust - Templeton Global Bond VIP Fund - Class 1 (FTVGB1)
941,016 shares (cost $15,757,089)	16,147,830
VI Growth and Income Fund - Series I Shares (ACGI)
313,767 shares (cost $6,679,958)	7,122,510
VI American Franchise Fund - Series I Shares (ACEG)
21,051 shares (cost $1,155,842)	1,325,608
VI Value Opportunities Fund - Series I Shares (AVBVI)
6,780 shares (cost $51,802)	51,395
VI High Yield Fund - Series I Shares (AVHY1)
2,687,284 shares (cost $14,695,236)	14,806,935
VI International Growth Fund - Series I Shares (AVIE)
1,271,097 shares (cost $44,613,275)	50,704,075
VI Mid Cap Core Equity Fund - Series I Shares (AVMCCI)
24,242 shares (cost $318,007)	349,334
VI Small Cap Equity Fund - Series I Shares (AVSCE)
15,260 shares (cost $289,036)	305,502
Van Kampen V.I. Mid Cap Growth Fund - Series I Shares (IVKMG1)
636,921 shares (cost $3,504,840)	3,579,496
Balanced-Risk Allocation Fund - Series I Shares (IVBRA1)
131,866 shares (cost $1,488,071)	1,491,401
Mid Cap Value Portfolio: Class 1 (JPMMV1)
3,751,296 shares (cost $40,282,323)	44,377,831
Small Cap Core Portfolio 1 (JPSCE1)
9,982 shares (cost $225,141)	255,948
Balanced Portfolio: Service Shares (JABS)
880,314 shares (cost $28,506,459)	32,650,857
Enterprise Portfolio: Institutional Shares (JAEI)
9,844 shares (cost $675,978)	695,478
Enterprise Portfolio: Service Shares (JAMGS)
304,531 shares (cost $19,182,562)	20,303,072
Flexible Bond Portfolio: Service Shares (JAFBS)
491,241 shares (cost $6,326,315)	6,253,504
Forty Portfolio: Service Shares (JACAS)
1,277,872 shares (cost $44,328,804)	48,354,693
Global Technology Portfolio: Service Shares (JAGTS)
2,022,090 shares (cost $16,936,414)	23,375,364
Overseas Portfolio: Service Shares (JAIGS)
767,843 shares (cost $24,508,237)	23,603,505
Perkins Mid Cap Value Portfolio: Service Shares (JAMVS)
90,473 shares (cost $1,414,010)	1,582,374

Retirement Emerging Markets Equity Portfolio - Service Shares (LZREMS)
1,667,191 shares (cost $31,597,027)	39,329,031
ClearBridge Variable Small Cap Growth Portfolio - Class I (SBVSG)
555,469 shares (cost $12,118,821)	14,408,855
Lord Abbett Series Fund Inc. - Bond Debenture Portfolio: Class VC (LOVBD)
242,936 shares (cost $2,714,518)	3,007,552
Lord Abbett Series Fund Inc. - Mid Cap Stock Portfolio: Class VC (LOVMCV)
472 shares (cost $11,882)	11,564
Lord Abbett Series Fund, Inc. - Total Return Portfolio - Class VC (LOVTRC)
1,197,764 shares (cost $20,162,112)	19,954,746
Lord Abbett Series Fund Inc. - Short Duration Income Portfolio: Class VC (LOVSDC)
1,001,803 shares (cost $14,874,325)	14,405,926
VIT II - MFS Blended Research Core Equity Portfolio- Service Class (MVBRES)
18,634 shares (cost $898,330)	1,002,307
MFS Total Return Bond Series - Service Class (MVRBSS)
7,472 shares (cost $96,628)	97,056
Var Insurance Trust II - MFS Investors Growth Stock Portfolio - Initial Class (MV2IGI)
181,549 shares (cost $3,125,155)	3,376,807
Var Insurance Trust II - MFS Research International Portfolio - Service Class (MV2RIS)
96,695 shares (cost $1,452,019)	1,628,339
Variable Insurance Trust - MFS New Discovery Series - Initial Class (MNDIC)
26,117 shares (cost $452,845)	524,942
New Discovery Series - Service Class (MNDSC)
31,682 shares (cost $543,164)	588,334
Value Series - Initial Class (MVFIC)
646,044 shares (cost $11,495,760)	13,515,235
Value Series - Service Class (MVFSC)
4,002,081 shares (cost $74,437,137)	82,242,766
Variable Insurance Trust II - MFS International Value Portfolio - Service Class (MVIVSC)
3,733,975 shares (cost $83,620,252)	103,804,497
Core Plus Fixed Income Portfolio - Class I (MSVFI)
217,455 shares (cost $2,323,804)	2,387,654
Emerging Markets Debt Portfolio - Class I (MSEM)
3,019,590 shares (cost $25,333,483)	24,398,284
Global Real Estate Portfolio - Class II (VKVGR2)
449,552 shares (cost $4,699,473)	4,985,537
Universal Institutional Funds, Inc. - Mid Cap Growth Portfolio- Class I (MSVMG)
391,559 shares (cost $3,726,740)	4,737,863
Universal Institutional Funds, Inc. - Growth Portfolio - Class I (MSVEG)
79,589 shares (cost $2,278,825)	2,577,090
U.S. Real Estate Portfolio - Class I (MSVRE)
737,237 shares (cost $14,779,028)	16,012,791
NVIT Investor Destinations Managed Growth and Income Class I (IDPGI)
8 shares (cost $81)	88
NVIT Investor Destinations Managed Growth Class I (IDPG)
3,543 shares (cost $42,890)	42,582
NVIT Cardinal Managed Growth and Income Class I (NCPGI)
8 shares (cost $85)	90
NVIT Cardinal Managed Growth Class I (NCPG)
5,117 shares (cost $53,100)	57,871
NVIT Bond Index Fund Class I (NVBX)
17,389,673 shares (cost $185,315,012)	181,026,498
NVIT International Index Fund Class I (NVIX)
3,642,687 shares (cost $32,931,440)	37,811,090
American Century NVIT Multi Cap Value Fund - Class I (NVAMV1)
2,482,406 shares (cost $38,319,287)	41,754,068
American Funds NVIT Asset Allocation Fund - Class II (GVAAA2)
472,616 shares (cost $10,944,429)	12,533,769
American Funds NVIT Bond Fund - Class II (GVABD2)
113,746 shares (cost $1,324,160)	1,308,079
American Funds NVIT Global Growth Fund - Class II (GVAGG2)
287,009 shares (cost $8,178,276)	9,098,186
American Funds NVIT Growth Fund - Class II (GVAGR2)
135,472 shares (cost $9,385,705)	11,891,743

American Funds NVIT Growth-Income Fund - Class II (GVAGI2)
68,528 shares (cost $3,322,687)	3,835,495
Federated NVIT High Income Bond Fund - Class I (HIBF)
3,567,149 shares (cost $23,898,055)	23,507,512
NVIT Emerging Markets Fund - Class I (GEM)
1,337,816 shares (cost $15,009,039)	18,301,321
NVIT International Equity Fund - Class I (GIG)
1,628,710 shares (cost $16,977,946)	19,235,069
Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class II (NVIE6)
19,773 shares (cost $168,608)	231,540
Neuberger Berman NVIT Multi Cap Opportunities Fund - Class I (NVNMO1)
1,527,484 shares (cost $13,989,730)	18,039,581
Neuberger Berman NVIT Socially Responsible Fund - Class I (NVNSR1)
15,943 shares (cost $224,650)	224,796
NVIT Cardinal Aggressive Fund - Class I (NVCRA1)
457,611 shares (cost $4,384,807)	4,685,937
NVIT Cardinal Balanced Fund - Class I (NVCRB1)
3,187,189 shares (cost $35,122,519)	36,270,214
NVIT Cardinal Capital Appreciation Fund - Class I (NVCCA1)
560,501 shares (cost $5,983,079)	6,176,716
NVIT Cardinal Conservative Fund - Class I (NVCCN1)
372,918 shares (cost $3,805,348)	3,788,847
NVIT Cardinal Moderate Fund - Class I (NVCMD1)
585,714 shares (cost $6,728,108)	6,483,851
NVIT Cardinal Moderately Aggressive Fund - Class I (NVCMA1)
817,957 shares (cost $8,432,446)	8,032,338
NVIT Cardinal Moderately Conservative Fund - Class I (NVCMC1)
391,156 shares (cost $4,204,980)	4,259,684
NVIT Core Bond Fund - Class I (NVCBD1)
175,012 shares (cost $1,925,380)	1,890,129
NVIT Core Plus Bond Fund - Class I (NVLCP1)
172,557 shares (cost $1,974,285)	1,942,988
NVIT Nationwide Fund - Class I (TRF)
7,405,756 shares (cost $82,437,665)	141,523,997
NVIT Government Bond Fund - Class I (GBF)
4,909,354 shares (cost $54,602,975)	52,579,186
NVIT International Index Fund - Class II (GVIX2)
260,546 shares (cost $2,468,911)	2,701,860
NVIT Investor Destinations Aggressive Fund - Class II (GVIDA)
2,822,757 shares (cost $33,876,829)	38,389,489
NVIT Investor Destinations Balanced Fund - Class II (NVDBL2)
107,844 shares (cost $1,644,730)	1,737,362
NVIT Investor Destinations Capital Appreciation Fund - Class II (NVDCA2)
43,234 shares (cost $769,536)	802,852
NVIT Investor Destinations Conservative Fund - Class II (GVIDC)
1,333,140 shares (cost $13,513,715)	13,438,055
NVIT Investor Destinations Moderate Fund - Class II (GVIDM)
5,405,630 shares (cost $62,105,729)	70,381,301
NVIT Investor Destinations Moderately Aggressive Fund - Class II (GVDMA)
7,129,386 shares (cost $83,116,868)	100,595,630
NVIT Investor Destinations Moderately Conservative Fund - Class II (GVDMC)
1,544,418 shares (cost $17,438,999)	17,560,034
NVIT Mid Cap Index Fund - Class I (MCIF)
4,643,259 shares (cost $109,475,075)	120,817,609
NVIT Money Market Fund - Class I (SAM)
39,184,463 shares (cost $39,184,463)	39,184,463
NVIT Money Market Fund - Class V (SAM5)
172,496,010 shares (cost $172,496,010)	172,496,010
NVIT Multi-Manager International Growth Fund - Class I (NVMIG1)
1,361,015 shares (cost $15,906,998)	16,373,012
NVIT Multi-Manager International Value Fund - Class I (GVDIVI)
516,149 shares (cost $5,612,505)	5,956,361
NVIT Multi-Manager Large Cap Growth Fund - Class I (NVMLG1)
1,009,652 shares (cost $12,088,033)	13,741,364

NVIT Multi-Manager Large Cap Value Fund - Class I (NVMLV1)
1,881,691 shares (cost $19,284,783)	20,435,164
NVIT Multi-Manager Mid Cap Growth Fund - Class I (NVMMG1)
3,172,248 shares (cost $35,275,971)	39,018,648
NVIT Multi-Manager Mid Cap Value Fund - Class I (NVMMV1)
709,820 shares (cost $7,909,565)	8,020,963
NVIT Multi-Manager Mid Cap Value Fund - Class II (NVMMV2)
1,298,366 shares (cost $14,331,102)	14,736,450
NVIT Multi-Manager Small Cap Growth Fund - Class I (SCGF)
1,206,792 shares (cost $21,676,116)	23,303,145
NVIT Multi-Manager Small Cap Value Fund - Class I (SCVF)
2,877,975 shares (cost $36,343,171)	44,148,141
NVIT Multi-Manager Small Company Fund - Class I (SCF)
2,124,438 shares (cost $44,201,051)	48,097,285
NVIT Multi-Sector Bond Fund - Class I (MSBF)
1,298,457 shares (cost $12,016,268)	12,023,709
NVIT Short Term Bond Fund - Class I (NVSTB1)
4,286,534 shares (cost $44,752,780)	44,065,567
NVIT Short Term Bond Fund - Class II (NVSTB2)
157,826 shares (cost $1,637,673)	1,614,565
NVIT Large Cap Growth Fund - Class I (NVOLG1)
8,131,495 shares (cost $139,133,030)	160,027,823
Templeton NVIT International Value Fund - Class III (NVTIV3)
90,876 shares (cost $1,062,642)	1,161,395
Invesco NVIT Comstock Value Fund - Class I (EIF)
626,465 shares (cost $8,077,517)	12,591,947
NVIT Real Estate Fund - Class I (NVRE1)
4,982,794 shares (cost $37,482,588)	32,188,850
Loring Ward NVIT Capital Appreciation Fund - Class P (NVLCAP)
10,934 shares (cost $125,402)	140,938
Loring Ward NVIT Moderate Fund - Class P (NVLMP)
2,797 shares (cost $33,767)	35,579
NVIT Small Cap Index Fund Class II (NVSIX2)
71,318 shares (cost $896,844)	964,935
NVIT S&P 500 Index Fund Class I (GVEX1)
367,141 shares (cost $5,672,953)	6,439,654
Short Duration Bond Portfolio - I Class Shares (AMTB)
276,831 shares (cost $2,941,267)	2,895,650
Guardian Portfolio - I Class Shares (AMGP)
29,439 shares (cost $456,528)	475,447
Mid-Cap Growth Portfolio - I Class Shares (AMCG)
75,935 shares (cost $1,797,525)	2,110,237
Mid-Cap Growth Portfolio - S Class Shares (AMMCGS)
42,681 shares (cost $954,882)	1,099,885
Advisers Management Trust: Large Cap Value Portfolio - Class I (AMTP)
19,372 shares (cost $302,104)	323,707
Advisers Management Trust: Mid Cap Intrinsic Value Portfolio - Class I (AMRI)
216,970 shares (cost $3,437,214)	4,248,271
Socially Responsive Portfolio - I Class Shares (AMSRS)
91,907 shares (cost $1,674,975)	2,353,741
TOPS Managed Risk Balanced ETF Portfolio - Class 3 (NOTB3)
3,454 shares (cost $40,780)	42,283
TOPS Managed Risk Growth ETF Portfolio - Class 3 (NOTG3)
2,846 shares (cost $30,252)	35,692
TOPS Managed Risk Moderate Growth ETF Portfolio - Class 3 (NOTMG3)
4,164 shares (cost $45,973)	52,595
Capital Appreciation Fund/VA - Non-Service Shares (OVGR)
197,459 shares (cost $10,577,185)	10,998,469
Global Securities Fund/VA - Non-Service Shares (OVGS)
1,876,432 shares (cost $73,058,811)	88,980,391
International Growth Fund/VA - Non-Service Shares (OVIG)
8,473,163 shares (cost $18,632,549)	21,945,491
Main Street Fund(R)/VA - Non-Service Shares (OVGI)
1,147,950 shares (cost $27,540,695)	37,021,390

Main Street Small - & Mid-Cap Fund(R)/VA - Non-Service Shares (OVSC)
288,981 shares (cost $6,855,126)	7,452,809
Discovery Mid Cap Growth Fund/VA - Non-Service Shares (OVAG)
343,417 shares (cost $19,186,461)	28,919,111
Global Strategic Income Fund/VA - Non-service Shares (OVSB)
3,712,016 shares (cost $19,723,080)	19,042,641
All Asset Portfolio - Administrative Class (PMVAAA)
2,421,757 shares (cost $25,180,747)	26,276,067
CommodityRealReturn(R) Strategy Portfolio - Administrative Class (PMVRSA)
22,064 shares (cost $165,330)	157,982
Foreign Bond Portfolio (Unhedged) - Administrative Class (PMVFBA)
137,149 shares (cost $1,384,547)	1,463,375
Long-Term U.S. Government Portfolio - Administrative Class (PMVLGA)
132,569 shares (cost $1,649,871)	1,623,974
Low Duration Portfolio - Administrative Class (PMVLDA)
3,504,049 shares (cost $35,905,563)	35,881,463
Real Return Portfolio - Administrative Class (PMVRRA)
4,092,898 shares (cost $51,273,670)	50,833,790
Total Return Portfolio - Administrative Class (PMVTRA)
6,898,212 shares (cost $75,542,242)	75,466,444
Global Bond Portfolio (Unhedged) - Administrative Class (PMVGBA)
25,462 shares (cost $314,904)	312,928
Foreign Bond Portfolio (U.S. Dollar-Hedged) - Administrative Class (PMVFHA)
1,287 shares (cost $14,489)	13,883
Mid Cap Value- Institutional Shares (GVMCE)
821,368 shares (cost $12,489,124)	13,897,549
Goldman Sachs Structured Small Cap Equity Fund (GVCSE)
42,581 shares (cost $605,092)	581,653
VIT Growth Opportunities Fund - Service Shares (GVGOPS)
247,606 shares (cost $1,830,714)	1,906,569
Goldman Sachs Global Markets Navigator Fund - Service Shares (GVGMNS)
2,523 shares (cost $30,478)	31,411
Baron Growth Opportunities Fund Service Class (BNCAI)
141,029 shares (cost $6,117,226)	6,920,156
Pioneer Variable Contracts Trust - Pioneer High Yield VCT Portfolio: Class I (PIHYB1)
405,837 shares (cost $3,742,549)	3,867,627
VT Equity Income Fund: Class IB (PVEIB)
37,449 shares (cost $903,076)	999,525
VT Growth Opportunities Fund: Class IB (PVGOB)
147,602 shares (cost $1,168,719)	1,471,590
VT International Equity Fund: Class IB (PVTIGB)
69,261 shares (cost $947,720)	1,056,233
VT Small Cap Value Fund: Class IB (PVTSCB)
59,342 shares (cost $848,172)	961,344
Micro-Cap Portfolio - Investment Class (ROCMC)
493,714 shares (cost $5,036,218)	5,124,753
Variable Fund - Multi-Hedge Strategies (RVARS)
9,121 shares (cost $218,965)	226,484
Equity Income Portfolio - II (TREI2)
891,588 shares (cost $25,573,248)	25,998,715
Health Sciences Portfolio - II (TRHS2)
567,284 shares (cost $21,541,907)	23,105,461
Limited-Term Bond Portfolio (TRLT1)
3,722,543 shares (cost $18,079,210)	17,942,658
Mid-Cap Growth Portfolio - II (TRMCG2)
991,958 shares (cost $27,218,557)	26,891,985
New America Growth Portfolio (TRNAG1)
1,666,316 shares (cost $42,826,519)	47,539,993
Personal Strategy Balanced Portfolio (TRPSB1)
244,419 shares (cost $4,946,208)	5,154,793
Blue Chip Growth Portfolio (TRBCGP)
2,067,850 shares (cost $52,710,842)	64,558,278
VIP Trust Emerging Markets Fund - Initial Class (VWEM)
835,562 shares (cost $10,846,046)	13,059,836

VIP Trust Global Hard Assets Fund - Initial Class (VWHA)
1,291,389 shares (cost $27,344,823)	30,644,666
Variable Insurance Fund - Balanced Portfolio (VVB)
432,453 shares (cost $9,755,873)	10,724,844
Variable Insurance Fund - Capital Growth Portfolio (VVCG)
447,262 shares (cost $12,118,533)	15,707,838
Variable Insurance Fund - Diversified Value Portfolio (VVDV)
787,524 shares (cost $12,258,356)	13,419,412
Variable Insurance Fund - International Portfolio (VVI)
453,986 shares (cost $9,863,273)	12,411,980
Variable Insurance Fund - Mid-Cap Index Portfolio (VVMCI)
1,247,036 shares (cost $25,984,818)	29,579,689
Variable Insurance Fund - REIT Index Portfolio (VVREI)
640,521 shares (cost $8,303,569)	8,416,448
Variable Insurance Fund - Short-Term Investment-Grade Portfolio (VVSTC)
433,223 shares (cost $4,579,645)	4,600,832
Variable Insurance Fund - Small Company Growth Portfolio (VVSCG)
223,885 shares (cost $4,994,755)	5,512,041
Variable Insurance Fund - Total Bond Market Index Portfolio (VVHGB)
2,203,865 shares (cost $26,225,252)	26,115,800
Variable Insurance Portfolios - Asset Strategy (WRASP)
801,367 shares (cost $7,148,970)	7,507,049
Variable Insurance Portfolios - Growth (WRGP)
1,322,510 shares (cost $14,601,899)	15,991,792
Variable Insurance Portfolios - High Income (WRHIP)
11,266,107 shares (cost $42,250,197)	40,979,339
Variable Insurance Portfolios - Mid Cap Growth (WRMCG)
365,789 shares (cost $3,596,565)	4,246,441
Variable Insurance Portfolios - Real Estate Securities (WRRESP)
972,283 shares (cost $7,926,417)	7,430,090
Variable Insurance Portfolios - Science and Technology (WRSTP)
584,994 shares (cost $13,954,117)	15,816,783
Wells Fargo Variable Trust - VT Discovery Fund: Class 2 (SVDF)
520,506 shares (cost $14,548,284)	16,520,857
Advantage VT Opportunity Fund - Class 2 (SVOF)
255,148 shares (cost $6,957,470)	6,924,715
Advantage VT Small Cap Growth Fund - Class 2 (WFVSCG)
569,463 shares (cost $5,272,044)	5,797,135

Total Investments	$5,289,329,039

Other Accounts Receivable	3,569
Accounts Receivable - VP International Fund - Class I (ACVI)	13,463
Accounts Receivable - VP Value Fund - Class I (ACVV)	2,365
Accounts Receivable - Variable Series Funds, Inc. - BlackRock High Yield V.I. Fund - Class I (BRVHYI)	28,025
Accounts Receivable - Stock Index Fund, Inc. - Initial Shares (DSIF)	20,340
Accounts Receivable - Sustainable U.S. Equity Portfolio, Inc. - Initial Shares (DSRG)	14,836
Accounts Receivable - VIP Contrafund(R) Portfolio - Service Class (FCS)	229,016
Accounts Receivable - VIP Equity-Income Portfolio - Service Class (FEIS)	4,555
Accounts Receivable - VIP Growth Opportunities Portfolio - Service Class (FGOS)	169,435
Accounts Receivable - VIP Growth Portfolio - Service Class (FGS)	164,991
Accounts Receivable - Lord Abbett Series Fund Inc. - Mid Cap Stock Portfolio: Class VC (LOVMCV)	7
Accounts Receivable - NVIT Cardinal Managed Growth and Income Class I (NCPGI)	5
Accounts Receivable - Federated NVIT High Income Bond Fund - Class I (HIBF)	1,033
Accounts Receivable - NVIT Nationwide Fund - Class I (TRF)	19,654
Accounts Receivable - NVIT Investor Destinations Aggressive Fund - Class II (GVIDA)	1,379
Accounts Receivable - NVIT Investor Destinations Moderately Aggressive Fund - Class II (GVDMA)	6,329
Accounts Receivable - NVIT Multi-Manager Small Company Fund - Class I (SCF)	1,876
Accounts Receivable - Mid-Cap Growth Portfolio - I Class Shares (AMCG)	1,341
Accounts Receivable - Capital Appreciation Fund/VA - Non-Service Shares (OVGR)	34,423
Accounts Receivable - Global Securities Fund/VA - Non-Service Shares (OVGS)	860
Accounts Receivable - Discovery Mid Cap Growth Fund/VA - Non-Service Shares (OVAG)	108,483

Accounts Receivable - Pioneer Variable Contracts Trust - Pioneer High Yield VCT Portfolio: Class I (PIHYB1)	979
Accounts Payable - VIP Real Estate Portfolio - Service Class (FRESS)	(5)
Accounts Payable - VIP Investment Grade Bond Portfolio - Service Class (FIGBS)	(1,623)
Accounts Payable - VIP Freedom Fund 2050 Portfolio - Service Class (FF50S)	(4)
Accounts Payable - NVIT Investor Destinations Managed Growth and Income Class I (IDPGI)	(4)
Accounts Payable - NVIT Money Market Fund - Class I (SAM)	(162,116)
Accounts Payable - Advisers Management Trust: Large Cap Value Portfolio - Class I (AMTP)	(638)
Accounts Payable - All Asset Portfolio - Administrative Class (PMVAAA)	(660)
Accounts Payable - Low Duration Portfolio - Administrative Class (PMVLDA)	(1,021)
Accounts Payable - Total Return Portfolio - Administrative Class (PMVTRA)	(3,505)
Accounts Payable - Equity Income Portfolio - II (TREI2)	(5,901)
Accounts Payable - Limited-Term Bond Portfolio (TRLT1)	(751)

$5,289,979,775

Contract Owners’ Equity:
Accumulation units	5,289,979,775

Total Contract Owners’ Equity (note 8)	$5,289,979,775

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-4

STATEMENT OF OPERATIONS

YEAR ENDED DECEMBER 31, 2017

Investment Activity:	Total	ALVGIA	ALVIVA	ALVDAA	ALVSVA	ACVIP1	ACVCA	ACVIG
Reinvested dividends	$74,284,893	298,625	179,917	655	92,011	605,809	-	465,541
Asset charges (note 3)	(6,377,567)	(42,449)	(13,458)	-	(15,685)	(46,517)	(1,563)	(7,788)

Net investment income (loss)	67,907,326	256,176	166,459	655	76,326	559,292	(1,563)	457,753

Realized gain (loss) on investments	125,613,379	1,489,536	309,635	805	(360,753)	(206,207)	6,363	1,162,674
Change in unrealized gain (loss) on investments	401,053,879	373,860	1,375,027	3,090	1,813,419	406,893	44,123	1,593,521

Net gain (loss) on investments	526,667,258	1,863,396	1,684,662	3,895	1,452,666	200,686	50,486	2,756,195

Reinvested capital gains	132,921,944	1,767,340	-	-	989,557	-	83,851	454,138

Net increase (decrease) in Contract Owners’ Equity resulting from operations	$727,496,528	3,886,912	1,851,121	4,550	2,518,549	759,978	132,774	3,668,086

Investment Activity:	ACVIP2	ACVI	ACVMV1	ACVU1	ACVV	AMVAA2	AMVBD2	AMVGS2
Reinvested dividends	$239,645	11,670	256,195	979	430,327	170,513	1,411,090	5,177
Asset charges (note 3)	-	(2,811)	(12,744)	(781)	(53,548)	(19,497)	(72,808)	(2,676)

Net investment income (loss)	239,645	8,859	243,451	198	376,779	151,016	1,338,282	2,501

Realized gain (loss) on investments	(195,839)	(46,865)	2,174,332	16,978	905,789	77,588	(24,963)	(113,763)
Change in unrealized gain (loss) on investments	287,851	406,464	(1,062,530)	61,548	822,243	828,101	161,537	395,164

Net gain (loss) on investments	92,012	359,599	1,111,802	78,526	1,728,032	905,689	136,574	281,401

Reinvested capital gains	-	-	392,941	12,451	-	408,862	1,071,028	-

Net increase (decrease) in Contract Owners’ Equity resulting from operations	$331,657	368,458	1,748,194	91,175	2,104,811	1,465,567	2,545,884	283,902

Investment Activity:	AMVGR2	AMVI2	AMVNW2	BRVHYI	MLVLC2	MLVGA2	CVSPIP	DAVVL
Reinvested dividends	$123,606	130,481	8,677	303,766	14,382	118,037	11,815	28,052
Asset charges (note 3)	(54,277)	(20,844)	(2,166)	(9,566)	(3,021)	(450)	(1,959)	(5,235)

Net investment income (loss)	69,329	109,637	6,511	294,200	11,361	117,587	9,856	22,817

Realized gain (loss) on investments	(523,739)	(269,099)	150,603	130,308	30,758	72,561	25,203	(250,640)
Change in unrealized gain (loss) on investments	3,624,849	2,462,153	85,957	(37,663)	(141,567)	953,115	84,755	696,314

Net gain (loss) on investments	3,101,110	2,193,054	236,560	92,645	(110,809)	1,025,676	109,958	445,674

Reinvested capital gains	2,298,847	109,634	-	-	351,648	103,152	30,636	312,084

Net increase (decrease) in Contract Owners’ Equity resulting from operations	$5,469,286	2,412,325	243,071	386,845	252,200	1,246,415	150,450	780,575

Investment Activity:	DWVEMS	DWVSVS	DFVGMI	DFVIPS	DFVIS	DFVUTV	DVMCS	DVSCS
Reinvested dividends	$12,358	129,516	2,401	104,970	29,262	25,076	31,894	697,080
Asset charges (note 3)	(7,789)	(42,092)	-	(9,158)	(2,237)	(5,623)	(7,131)	(188,975)

Net investment income (loss)	4,569	87,424	2,401	95,812	27,025	19,453	24,763	508,105

Realized gain (loss) on investments	41,230	31,398	14	(39,052)	15,483	49,967	(54,205)	5,358,841
Change in unrealized gain (loss) on investments	1,021,545	1,323,114	1,635	81,037	201,711	4,183	417,500	1,673,393

Net gain (loss) on investments	1,062,775	1,354,512	1,649	41,985	217,194	54,150	363,295	7,032,234

Reinvested capital gains	-	690,094	1,061	-	31,843	148,802	47,119	4,561,956

Net increase (decrease) in Contract Owners’ Equity resulting from operations	$1,067,344	2,132,030	5,111	137,797	276,062	222,405	435,177	12,102,295

Investment Activity:	DSIF	DSRG	DCAP	DSC	DVIV	DSGIBA	SVSSVB	SVSLVB
Reinvested dividends	$9,542,386	132,659	275,343	-	58,344	1,039	756	310
Asset charges (note 3)	(789,414)	(730)	(5,981)	-	(8,973)	-	(459)	(74)

Net investment income (loss)	8,752,972	131,929	269,362	-	49,371	1,039	297	236

Realized gain (loss) on investments	33,667,675	482,817	118,962	111,290	1,789	154	3,386	(1,918)
Change in unrealized gain (loss) on investments	51,827,149	267,873	1,946,859	125,475	914,139	6,104	9,613	10,446

Net gain (loss) on investments	85,494,824	750,690	2,065,821	236,765	915,928	6,258	12,999	8,528

Reinvested capital gains	12,067,944	762,609	2,612,792	11,302	-	-	4,519	-

Net increase (decrease) in Contract Owners’ Equity resulting from operations	$106,315,740	1,645,228	4,947,975	248,067	965,299	7,297	17,815	8,764

Investment Activity:	ETVFR	FVCA2P	FQB	FRESS	FCS	FNRS2	FEIS	FF10S
Reinvested dividends	$2,453,493	10,290	800,912	154	271,251	88,303	1,015,168	33,287
Asset charges (note 3)	(104,041)	-	(23,009)	-	(73,005)	-	(32,574)	(510)

Net investment income (loss)	2,349,452	10,290	777,903	154	198,246	88,303	982,594	32,777

Realized gain (loss) on investments	(265,207)	(19,797)	(147,377)	2	456,191	(266,044)	1,186,056	41,677
Change in unrealized gain (loss) on investments	369,951	75,748	314,432	119	3,747,085	(143,089)	4,048,194	156,134

Net gain (loss) on investments	104,744	55,951	167,055	121	4,203,276	(409,133)	5,234,250	197,811

Reinvested capital gains	-	-	-	-	1,658,851	3,258	1,278,970	47,529

Net increase (decrease) in Contract Owners’ Equity resulting from operations	$2,454,196	66,241	944,958	275	6,060,373	(317,572)	7,495,814	278,117

Investment Activity:	FF20S	FF30S	FFINS	FGOS	FGS	FHIS	FIP	FIGBS
Reinvested dividends	$503,014	300,253	18,583	498	122,326	656,787	956,904	4,286,943
Asset charges (note 3)	(56,149)	(25,391)	(1,947)	(660)	(83,060)	(13,241)	(112,076)	(313,405)

Net investment income (loss)	446,865	274,862	16,636	(162)	39,266	643,546	844,828	3,973,538

Realized gain (loss) on investments	896,924	467,464	12,085	(2,341)	11,522,015	(206,714)	3,239,033	(89,433)
Change in unrealized gain (loss) on investments	2,731,068	2,056,419	36,794	49,845	10,254,644	459,481	6,316,251	2,583,555

Net gain (loss) on investments	3,627,992	2,523,883	48,879	47,504	21,776,659	252,767	9,555,284	2,494,122

Reinvested capital gains	940,956	620,357	8,442	32,926	6,999,834	-	170,677	844,687

Net increase (decrease) in Contract Owners’ Equity resulting from operations	$5,015,813	3,419,102	73,957	80,268	28,815,759	896,313	10,570,789	7,312,347

Investment Activity:	FMCS	FMMP	FOS	FVSS	FF05S	FF15S	FF25S	FF40S
Reinvested dividends	$257,856	41,604	231,666	50,423	5,530	142,346	324,777	146,196
Asset charges (note 3)	(34,007)	(13,630)	(4,133)	(184)	(704)	(21,546)	(46,405)	(22,483)

Net investment income (loss)	223,849	27,974	227,533	50,239	4,826	120,800	278,372	123,713

Realized gain (loss) on investments	936,571	-	140,350	144,209	425	98,934	472,007	169,960
Change in unrealized gain (loss) on investments	4,762,380	-	4,075,551	(426,181)	23,786	868,278	2,162,222	1,536,634

Net gain (loss) on investments	5,698,951	-	4,215,901	(281,972)	24,211	967,212	2,634,229	1,706,594

Reinvested capital gains	1,878,041	-	16,315	866,729	5,048	269,206	564,367	334,044

Net increase (decrease) in Contract Owners’ Equity resulting from operations	$7,800,841	27,974	4,459,749	634,996	34,085	1,357,218	3,476,968	2,164,351

Investment Activity:	FF50S	FTVIS2	FTVRDI	FTVSVI	FTVSV2	FTVMD2	FTVDM2	TIF
Reinvested dividends	$-	258,318	296,885	77,113	56,907	33,565	32,764	29,086
Asset charges (note 3)	-	-	-	-	(25,027)	(1,924)	-	-

Net investment income (loss)	-	258,318	296,885	77,113	31,880	31,641	32,764	29,086

Realized gain (loss) on investments	-	21,770	552,159	502,938	(470,509)	(136,223)	(52,810)	(1,395)
Change in unrealized gain (loss) on investments	16	312,756	1,770,048	(215,980)	746,744	169,759	1,090,793	135,679

Net gain (loss) on investments	16	334,526	2,322,207	286,958	276,235	33,536	1,037,983	134,284

Reinvested capital gains	-	-	614,242	721,655	778,316	106,873	-	-

Net increase (decrease) in Contract Owners’ Equity resulting from operations	$16	592,844	3,233,334	1,085,726	1,086,431	172,050	1,070,747	163,370

Investment Activity:	TIF2	FTVGI2	FTVFA2	FTVGB1	ACGI	ACEG	AVBVI	AVHY1
Reinvested dividends	$623,435	-	19,127	-	98,981	1,003	-	577,645
Asset charges (note 3)	(38,704)	(1,440)	-	(29,063)	(15,079)	-	(9)	(30,085)

Net investment income (loss)	584,731	(1,440)	19,127	(29,063)	83,902	1,003	(9)	547,560

Realized gain (loss) on investments	(1,539,799)	(211,850)	(546)	(318,710)	(83,375)	128,710	28	(152,861)
Change in unrealized gain (loss) on investments	4,612,063	353,779	31,436	466,131	594,882	66,046	(406)	461,698

Net gain (loss) on investments	3,072,264	141,929	30,890	147,421	511,507	194,756	(378)	308,837

Reinvested capital gains	-	23,364	29,484	45,887	271,968	97,864	-	-

Net increase (decrease) in Contract Owners’ Equity resulting from operations	$3,656,995	163,853	79,501	164,245	867,377	293,623	(387)	856,397

Investment Activity:	AVIE	AVMCCI	AVSCE	IVKMG1	IVBRA1	JPMMV1	JPSCE1	JABS
Reinvested dividends	$697,264	1,961	-	-	57,328	321,542	480	420,987
Asset charges (note 3)	(100,461)	(511)	(699)	(880)	-	(84,307)	(370)	(52,376)

Net investment income (loss)	596,803	1,450	(699)	(880)	57,328	237,235	110	368,611

Realized gain (loss) on investments	1,022,593	12,059	18,350	(19,739)	(2,407)	531,919	3,677	730,602
Change in unrealized gain (loss) on investments	7,850,169	28,802	5,938	502,080	9,986	2,485,637	18,953	3,751,298

Net gain (loss) on investments	8,872,762	40,861	24,288	482,341	7,579	3,017,556	22,630	4,481,900

Reinvested capital gains	-	7,593	12,805	203,161	77,742	1,793,209	1,054	57,835

Net increase (decrease) in Contract Owners’ Equity resulting from operations	$9,469,565	49,904	36,394	684,622	142,649	5,048,000	23,794	4,908,346

Investment Activity:	JAEI	JAMGS	JAFBS	JACAS	JAGTS	JAIGS	JAMVS	LZREMS
Reinvested dividends	$108	98,365	243,554	-	86,852	346,812	9,792	648,893
Asset charges (note 3)	-	(22,079)	(20,352)	(31,297)	(8,251)	(11,864)	(3,047)	(74,016)

Net investment income (loss)	108	76,286	223,202	(31,297)	78,601	334,948	6,745	574,877

Realized gain (loss) on investments	10,638	561,968	(159,175)	(1,652,299)	956,836	(1,205,218)	8,103	(106,954)
Change in unrealized gain (loss) on investments	19,501	1,060,755	263,164	10,836,077	4,803,729	6,649,133	118,041	8,278,654

Net gain (loss) on investments	30,139	1,622,723	103,989	9,183,778	5,760,565	5,443,915	126,144	8,171,700

Reinvested capital gains	1,025	1,144,031	-	2,581,126	1,111,783	-	57,976	-

Net increase (decrease) in Contract Owners’ Equity resulting from operations	$31,272	2,843,040	327,191	11,733,607	6,950,949	5,778,863	190,865	8,746,577

Investment Activity:	SBVSG	LOVBD	LOVMCV	LOVTRC	LOVSDC	MVBRES	MVRBSS	MV2IGI
Reinvested dividends	$-	122,159	70	470,236	494,698	10,644	-	20,455
Asset charges (note 3)	(26,780)	(6,704)	(32)	(32,825)	(33,504)	(2,008)	(52)	-

Net investment income (loss)	(26,780)	115,455	38	437,411	461,194	8,636	(52)	20,455

Realized gain (loss) on investments	131,218	12,275	(730)	12,972	(21,321)	5,800	17	(12,128)
Change in unrealized gain (loss) on investments	2,342,221	77,063	1,847	75,860	(173,602)	118,068	429	610,137

Net gain (loss) on investments	2,473,439	89,338	1,117	88,832	(194,923)	123,868	446	598,009

Reinvested capital gains	282,066	28,778	1,124	-	-	17,562	-	163,096

Net increase (decrease) in Contract Owners’ Equity resulting from operations	$2,728,725	233,571	2,279	526,243	266,271	150,066	394	781,560

Investment Activity:	MV2RIS	MNDIC	MNDSC	MVFIC	MVFSC	MVIVSC	MSVFI	MSEM
Reinvested dividends	$20,782	-	-	246,824	1,346,227	1,286,173	67,814	1,298,861
Asset charges (note 3)	(4,710)	-	(231)	-	(162,174)	(195,925)	-	(24,510)

Net investment income (loss)	16,072	-	(231)	246,824	1,184,053	1,090,248	67,814	1,274,351

Realized gain (loss) on investments	12,472	7,147	1,646	565,587	693,268	6,281,587	14,160	(25,569)
Change in unrealized gain (loss) on investments	529,643	76,772	43,687	780,829	6,773,278	14,607,958	47,998	882,989

Net gain (loss) on investments	542,115	83,919	45,333	1,346,416	7,466,546	20,889,545	62,158	857,420

Reinvested capital gains	-	6,358	1,986	505,074	3,118,257	93,774	-	-

Net increase (decrease) in Contract Owners’ Equity resulting from operations	$558,187	90,277	47,088	2,098,314	11,768,856	22,073,567	129,972	2,131,771

Investment Activity:	VKVGR2	MSVMG	MSVEG	MSVRE	IDPGI	IDPG	NCPGI	NCPG
Reinvested dividends	$99,398	-	-	258,207	2	711	2	938
Asset charges (note 3)	(9,656)	(10,942)	(4,084)	(34,818)	-	-	-	-

Net investment income (loss)	89,742	(10,942)	(4,084)	223,389	2	711	2	938

Realized gain (loss) on investments	30,324	(687,225)	(6,211)	989,552	(11)	3	(9)	406
Change in unrealized gain (loss) on investments	267,830	2,215,729	512,189	(760,744)	28	(308)	27	5,284

Net gain (loss) on investments	298,154	1,528,504	505,978	228,808	17	(305)	18	5,690

Reinvested capital gains	-	-	181,284	-	1	-	3	1,956

Net increase (decrease) in Contract Owners’ Equity resulting from operations	$387,896	1,517,562	683,178	452,197	20	406	23	8,584

Investment Activity:	NVBX	NVIX	NVAMV1	GVAAA2	GVABD2	GVAGG2	GVAGR2	GVAGI2
Reinvested dividends	$4,014,922	998,325	686,064	127,374	16,378	58,811	33,931	49,457
Asset charges (note 3)	(206,805)	(61,635)	-	-	-	-	-	-

Net investment income (loss)	3,808,117	936,690	686,064	127,374	16,378	58,811	33,931	49,457

Realized gain (loss) on investments	(274,729)	648,157	532,708	253,224	(3,080)	317,750	502,994	160,178
Change in unrealized gain (loss) on investments	(280,826)	5,615,580	679,085	975,670	25,331	1,181,139	1,294,666	136,914

Net gain (loss) on investments	(555,555)	6,263,737	1,211,793	1,228,894	22,251	1,498,889	1,797,660	297,092

Reinvested capital gains	233,747	-	1,473,699	256,602	3,703	656,213	828,760	350,022

Net increase (decrease) in Contract Owners’ Equity resulting from operations	$3,486,309	7,200,427	3,371,556	1,612,870	42,332	2,213,913	2,660,351	696,571

Investment Activity:	HIBF	GEM	GIG	NVIE6	NVNMO1	NVNSR1	NVCRA1	NVCRB1
Reinvested dividends	$1,290,027	209,664	314,628	3,246	88,544	1,349	56,749	730,955
Asset charges (note 3)	(26,091)	(9,946)	(14,384)	-	-	-	(330)	(112,388)

Net investment income (loss)	1,263,936	199,718	300,244	3,246	88,544	1,349	56,419	618,567

Realized gain (loss) on investments	(78,852)	(51,552)	(114,085)	2,026	589,931	(8,079)	(139,105)	14,245,653
Change in unrealized gain (loss) on investments	298,766	4,779,725	3,951,677	44,910	2,736,345	28,784	559,604	(5,299,729)

Net gain (loss) on investments	219,914	4,728,173	3,837,592	46,936	3,326,276	20,705	420,499	8,945,924

Reinvested capital gains	-	-	-	-	354,417	20,839	279,923	4,109,023

Net increase (decrease) in Contract Owners’ Equity resulting from operations	$1,483,850	4,927,891	4,137,836	50,182	3,769,237	42,893	756,841	13,673,514

Investment Activity:	NVCCA1	NVCCN1	NVCMD1	NVCMA1	NVCMC1	NVCBD1	NVLCP1	TRF
Reinvested dividends	$100,837	81,731	119,791	121,215	83,442	55,162	51,381	1,361,542
Asset charges (note 3)	(237)	(830)	(313)	(978)	(657)	-	-	(99,790)

Net investment income (loss)	100,600	80,901	119,478	120,237	82,785	55,162	51,381	1,261,752

Realized gain (loss) on investments	(340,262)	(105,521)	17,792	(20,518)	(186,787)	(2,639)	(5,237)	7,683,114
Change in unrealized gain (loss) on investments	786,889	186,038	343,600	551,762	357,981	22,296	40,257	16,632,397

Net gain (loss) on investments	446,627	80,517	361,392	531,244	171,194	19,657	35,020	24,315,511

Reinvested capital gains	363,229	72,824	395,653	585,644	161,065	-	-	-

Net increase (decrease) in Contract Owners’ Equity resulting from operations	$910,456	234,242	876,523	1,237,125	415,044	74,819	86,401	25,577,263

Investment Activity:	GBF	GVIX2	GVIDA	NVDBL2	NVDCA2	GVIDC	GVIDM	GVDMA
Reinvested dividends	$1,128,272	67,559	562,567	30,941	12,905	256,671	1,206,062	1,547,038
Asset charges (note 3)	(68,584)	-	(25,345)	-	-	(11,009)	(23,800)	(41,411)

Net investment income (loss)	1,059,688	67,559	537,222	30,941	12,905	245,662	1,182,262	1,505,627

Realized gain (loss) on investments	(748,273)	(6,312)	628,563	17,677	5,292	(298,628)	2,020,865	2,486,293
Change in unrealized gain (loss) on investments	711,258	489,889	1,539,588	86,676	60,031	479,996	846,311	4,316,022

Net gain (loss) on investments	(37,015)	483,577	2,168,151	104,353	65,323	181,368	2,867,176	6,802,315

Reinvested capital gains	-	-	2,593,639	39,539	29,051	247,455	4,020,257	6,088,482

Net increase (decrease) in Contract Owners’ Equity resulting from operations	$1,022,673	551,136	5,299,012	174,833	107,279	674,485	8,069,695	14,396,424

Investment Activity:	GVDMC	MCIF	SAM	SAM5	NVMIG1	GVDIVI	NVMLG1	NVMLV1
Reinvested dividends	$322,834	1,234,186	179,908	754,350	191,503	145,772	44,842	292,844
Asset charges (note 3)	(7,718)	(161,280)	(468)	(290,202)	-	-	(3,825)	(14,162)

Net investment income (loss)	315,116	1,072,906	179,440	464,148	191,503	145,772	41,017	278,682

Realized gain (loss) on investments	335,807	7,737,585	-	-	(132,821)	(34,819)	816,109	(157,376)
Change in unrealized gain (loss) on investments	125,378	795,045	-	-	3,468,522	969,742	1,981,636	1,484,489

Net gain (loss) on investments	461,185	8,532,630	-	-	3,335,701	934,923	2,797,745	1,327,113

Reinvested capital gains	751,189	6,780,371	-	-	-	-	521,773	1,041,438

Net increase (decrease) in Contract Owners’ Equity resulting from operations	$1,527,490	16,385,907	179,440	464,148	3,527,204	1,080,695	3,360,535	2,647,233

Investment Activity:	NVMMG1	NVMMV1	NVMMV2	SCGF	SCVF	SCF	MSBF	NVSTB1
Reinvested dividends	$-	87,055	161,487	-	218,545	-	565,507	841,546
Asset charges (note 3)	(8,584)	(3,166)	-	(13,140)	(18,442)	(39,216)	(5,757)	(54,509)

Net investment income (loss)	(8,584)	83,889	161,487	(13,140)	200,103	(39,216)	559,750	787,037

Realized gain (loss) on investments	3,488,023	28,762	330,805	83,538	2,372,873	1,912,915	122,460	(15,478)
Change in unrealized gain (loss) on investments	5,024,364	139,347	636,292	4,286,173	(876,686)	829,233	58,173	(180,210)

Net gain (loss) on investments	8,512,387	168,109	967,097	4,369,711	1,496,187	2,742,148	180,633	(195,688)

Reinvested capital gains	1,849,194	362,816	766,316	164,692	2,040,452	3,148,709	-	-

Net increase (decrease) in Contract Owners’ Equity resulting from operations	$10,352,997	614,814	1,894,900	4,521,263	3,736,742	5,851,641	740,383	591,349

Investment Activity:	NVSTB2	NVOLG1	NVTIV3	EIF	NVRE1	NVLCAP	NVLMP	NVSIX2
Reinvested dividends	$27,257	718,450	21,933	370,214	700,635	2,471	500	7,976
Asset charges (note 3)	-	(835)	-	(1,444)	(18,248)	-	-	-

Net investment income (loss)	27,257	717,615	21,933	368,770	682,387	2,471	500	7,976

Realized gain (loss) on investments	(4,344)	2,120,607	(28,885)	862,289	(1,880,894)	95	117	12,268
Change in unrealized gain (loss) on investments	(1,619)	29,273,968	179,823	743,440	2,712,861	11,891	1,500	66,203

Net gain (loss) on investments	(5,963)	31,394,575	150,938	1,605,729	831,967	11,986	1,617	78,471

Reinvested capital gains	-	3,594,941	-	-	500,260	1,500	503	35,389

Net increase (decrease) in Contract Owners’ Equity resulting from operations	$21,294	35,707,131	172,871	1,974,499	2,014,614	15,957	2,620	121,836

Investment Activity:	GVEX1	AMTB	AMGP	AMCG	AMMCGS	AMTP	AMRI	AMSRS
Reinvested dividends	$107,145	41,836	1,381	-	-	1,713	40,367	11,517
Asset charges (note 3)	-	-	(1,430)	(5,670)	-	(307)	(12,584)	-

Net investment income (loss)	107,145	41,836	(49)	(5,670)	-	1,406	27,783	11,517

Realized gain (loss) on investments	286,304	(47,306)	(77,194)	89,970	20,364	19,433	768,302	95,462
Change in unrealized gain (loss) on investments	587,023	36,323	159,668	364,335	191,657	9,435	(20,396)	183,389

Net gain (loss) on investments	873,327	(10,983)	82,474	454,305	212,021	28,868	747,906	278,851

Reinvested capital gains	140,386	-	50,472	39,035	21,518	8,016	-	82,895

Net increase (decrease) in Contract Owners’ Equity resulting from operations	$1,120,858	30,853	132,897	487,670	233,539	38,290	775,689	373,263

Investment Activity:	NOTB3	NOTG3	NOTMG3	OVGR	OVGS	OVIG	OVGI	OVSC
Reinvested dividends	$607	543	763	24,331	749,829	270,615	450,206	60,513
Asset charges (note 3)	-	-	-	(25,336)	(101,798)	(35,888)	(14,931)	(49)

Net investment income (loss)	607	543	763	(1,005)	648,031	234,727	435,275	60,464

Realized gain (loss) on investments	(25)	390	51	362,934	3,812,641	(142,371)	680,178	(149,463)
Change in unrealized gain (loss) on investments	3,380	4,550	5,376	1,208,953	19,764,901	4,099,450	3,823,300	579,182

Net gain (loss) on investments	3,355	4,940	5,427	1,571,887	23,577,542	3,957,079	4,503,478	429,719

Reinvested capital gains	63	-	-	926,322	-	-	604,020	371,462

Net increase (decrease) in Contract Owners’ Equity resulting from operations	$4,025	5,483	6,190	2,497,204	24,225,573	4,191,806	5,542,773	861,645

Investment Activity:	OVAG	OVSB	PMVAAA	PMVRSA	PMVFBA	PMVLGA	PMVLDA	PMVRRA
Reinvested dividends	$8,068	416,992	1,175,634	22,468	22,856	30,761	445,009	1,268,446
Asset charges (note 3)	(10,633)	-	(47,467)	-	(2,124)	(2,847)	(63,100)	(112,733)

Net investment income (loss)	(2,565)	416,992	1,128,167	22,468	20,732	27,914	381,909	1,155,713

Realized gain (loss) on investments	1,372,786	(38,298)	(109,429)	(1,349)	21,283	7,735	(901,351)	(1,005,974)
Change in unrealized gain (loss) on investments	2,622,861	723,588	2,027,497	(21,057)	101,590	82,800	892,407	1,667,071

Net gain (loss) on investments	3,995,647	685,290	1,918,068	(22,406)	122,873	90,535	(8,944)	661,097

Reinvested capital gains	2,650,194	-	-	-	-	-	-	-

Net increase (decrease) in Contract Owners’ Equity resulting from operations	$6,643,276	1,102,282	3,046,235	62	143,605	118,449	372,965	1,816,810

Investment Activity:	PMVTRA	PMVGBA	PMVFHA	GVMCE	GVCSE	GVGOPS	GVGMNS	BNCAI
Reinvested dividends	$1,608,630	3,698	565	99,938	3,065	-	91	-
Asset charges (note 3)	(137,366)	(184)	(2)	(42,850)	(264)	(3,441)	-	(14,899)

Net investment income (loss)	1,471,264	3,514	563	57,088	2,801	(3,441)	91	(14,899)

Realized gain (loss) on investments	(567,115)	541	(1)	(4,692)	13,603	86,088	(7)	28,652
Change in unrealized gain (loss) on investments	2,781,974	(1,976)	(607)	1,020,590	(26,010)	102,451	2,164	1,228,604

Net gain (loss) on investments	2,214,859	(1,435)	(608)	1,015,898	(12,407)	188,539	2,157	1,257,256

Reinvested capital gains	-	-	-	750,501	62,769	185,803	775	277,141

Net increase (decrease) in Contract Owners’ Equity resulting from operations	$3,686,123	2,079	(45)	1,823,487	53,163	370,901	3,023	1,519,498

Investment Activity:	PIHYB1	PVEIB	PVGOB	PVTIGB	PVTSCB	ROCMC	RVARS	TREI2
Reinvested dividends	$179,989	-	1,344	21,012	7,528	33,809	-	352,913
Asset charges (note 3)	(7,423)	-	-	-	(2,257)	(12,069)	-	(50,237)

Net investment income (loss)	172,566	-	1,344	21,012	5,271	21,740	-	302,676

Realized gain (loss) on investments	(206,594)	14,652	38,195	50,364	2,366	(136,635)	(1,145)	(122,361)
Change in unrealized gain (loss) on investments	314,175	96,449	294,490	147,928	20,145	(181,037)	8,192	817,863

Net gain (loss) on investments	107,581	111,101	332,685	198,292	22,511	(317,672)	7,047	695,502

Reinvested capital gains	-	-	17,325	-	42,727	529,710	-	2,350,350

Net increase (decrease) in Contract Owners’ Equity resulting from operations	$280,147	111,101	351,354	219,304	70,509	233,778	7,047	3,348,528

Investment Activity:	TRHS2	TRLT1	TRMCG2	TRNAG1	TRPSB1	TRBCGP	VWEM	VWHA
Reinvested dividends	$-	244,851	-	45,028	55,797	-	40,981	-
Asset charges (note 3)	(24,918)	(40,059)	(60,530)	(86,149)	(8,343)	(108,896)	(7,788)	(46,812)

Net investment income (loss)	(24,918)	204,792	(60,530)	(41,121)	47,454	(108,896)	33,193	(46,812)

Realized gain (loss) on investments	1,008,712	(16,291)	14,065	261,810	(12,623)	7,772,373	176,413	(3,295,910)
Change in unrealized gain (loss) on investments	3,558,678	(62,243)	2,167,756	7,019,660	298,826	8,968,308	3,913,575	2,871,270

Net gain (loss) on investments	4,567,390	(78,534)	2,181,821	7,281,470	286,203	16,740,681	4,089,988	(424,640)

Reinvested capital gains	952,209	-	3,146,194	4,592,831	241,594	741,670	-	-

Net increase (decrease) in Contract Owners’ Equity resulting from operations	$5,494,681	126,258	5,267,485	11,833,180	575,251	17,373,455	4,123,181	(471,452)

Investment Activity:	VVB	VVCG	VVDV	VVI	VVMCI	VVREI	VVSTC	VVSCG
Reinvested dividends	$225,010	151,255	391,130	103,355	340,134	219,940	89,271	22,196
Asset charges (note 3)	(20,542)	(28,122)	(28,038)	(21,590)	(59,179)	(18,322)	(10,070)	(10,099)

Net investment income (loss)	204,468	123,133	363,092	81,765	280,955	201,618	79,201	12,097

Realized gain (loss) on investments	163,529	202,671	421,740	198,068	889,393	123,492	10,387	(34,386)
Change in unrealized gain (loss) on investments	629,601	2,754,078	(449,932)	3,161,145	2,532,105	(322,915)	(2,057)	745,564

Net gain (loss) on investments	793,130	2,956,749	(28,192)	3,359,213	3,421,498	(199,423)	8,330	711,178

Reinvested capital gains	354,421	332,394	1,304,828	63,215	1,243,254	392,227	7,700	305,928

Net increase (decrease) in Contract Owners’ Equity resulting from operations	$1,352,019	3,412,276	1,639,728	3,504,193	4,945,707	394,422	95,231	1,029,203

Investment Activity:	VVHGB	WRASP	WRGP	WRHIP	WRMCG	WRRESP	WRSTP	SVDF
Reinvested dividends	$573,203	116,539	36,074	2,189,857	-	101,086	-	-
Asset charges (note 3)	(51,818)	(3,300)	(15,936)	(55,404)	(8,666)	(9,811)	(20,287)	(14,432)

Net investment income (loss)	521,385	113,239	20,138	2,134,453	(8,666)	91,275	(20,287)	(14,432)

Realized gain (loss) on investments	(4,838)	(509,422)	(405,481)	(831,707)	(45,745)	(330,156)	157,500	(494,007)
Change in unrealized gain (loss) on investments	213,575	1,674,330	2,891,051	1,193,991	926,235	(282,435)	2,512,193	3,496,881

Net gain (loss) on investments	208,737	1,164,908	2,485,570	362,284	880,490	(612,591)	2,669,693	3,002,874

Reinvested capital gains	77,170	-	1,284,220	-	127,475	944,683	1,322,514	853,372

Net increase (decrease) in Contract Owners’ Equity resulting from operations	$807,292	1,278,147	3,789,928	2,496,737	999,299	423,367	3,971,920	3,841,814

Investment Activity:	SVOF	WFVSCG	PVGIB	PIVEMI
Reinvested dividends	$43,502	-	22,251	-
Asset charges (note 3)	(15,296)	(7,981)	-	(326)

Net investment income (loss)	28,206	(7,981)	22,251	(326)

Realized gain (loss) on investments	(12,031)	(4,632)	18,491	142,990
Change in unrealized gain (loss) on investments	649,445	1,027,684	(110,857)	5,618

Net gain (loss) on investments	637,414	1,023,052	(92,366)	148,608

Reinvested capital gains	522,991	152,248	117,234	-

Net increase (decrease) in Contract Owners’ Equity resulting from operations	$1,188,611	1,167,319	47,119	148,282

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2017 AND 2016

	Total		ALVGIA		ALVIVA		ALVDAA
	2017	2016	2017	2016	2017	2016	2017	2016
Investment activity:
Net investment income (loss)	$67,907,326	69,374,013	256,176	183,140	166,459	98,895	655	229
Realized gain (loss) on investments	125,613,379	46,700,180	1,489,536	806,879	309,635	52,827	805	(1,555)
Change in unrealized gain (loss) on investments	401,053,879	32,203,948	373,860	94,274	1,375,027	(225,135)	3,090	2,087
Reinvested capital gains	132,921,944	206,359,654	1,767,340	1,358,916	-	-	-	6

Net increase (decrease) in Contract Owners’ Equity resulting from operations	727,496,528	354,637,795	3,886,912	2,443,209	1,851,121	(73,413)	4,550	767

Equity transactions:
Purchase payments received from contract owners (notes 2 and 6)	241,157,120	214,947,701	997,200	997,498	56,101	62,743	10,183	9,196
Transfers between funds	-	-	(3,373,522)	197,020	(2,718,138)	944,633	95	(37,415)
Surrenders (note 6)	(257,467,102)	(223,413,580)	(2,401,886)	(853,576)	(5,180)	(34,837)	(9,134)	(922)
Death benefits (note 4)	(28,896,671)	(19,933,699)	(93,207)	(162,535)	(313)	(113,299)	(34)	-
Net policy repayments (loans) (note 5)	(9,689,507)	(4,371,264)	(32,176)	(80,714)	(25,314)	(9,202)	330	(137)
Deductions for surrender charges (note 2)	(75,307)	(88,731)	-	(32)	-	-	-	-
Redemptions to pay cost of insurance charges and administration charges (note 2)	(110,531,847)	(109,803,006)	(412,046)	(412,643)	(102,745)	(100,542)	(7,516)	(6,764)
Asset charges (note 3):
FPVUL & VEL contracts	(4,477,118)	(5,013,433)	(9,254)	(10,861)	(3,740)	(3,474)	(120)	(195)
MSP contracts	(270,698)	(267,404)	-	-	-	-	-	-
SL contracts or LSFP contracts	(630,077)	(642,587)	(1,091)	(1,137)	-	-	-	-
Adjustments to maintain reserves	264,641	66,349	35	129	60	27	11	(16)

Net equity transactions	(170,616,566)	(148,519,654)	(5,325,947)	(326,851)	(2,799,269)	746,049	(6,185)	(36,253)

Net change in Contract Owners’ Equity	556,879,962	206,118,141	(1,439,035)	2,116,358	(948,148)	672,636	(1,635)	(35,486)
Contract Owners’ Equity beginning of period	4,733,099,813	4,526,981,672	24,692,434	22,576,076	9,032,273	8,359,637	29,320	64,806

Contract Owners’ Equity end of period	$5,289,979,775	4,733,099,813	23,253,399	24,692,434	8,084,125	9,032,273	27,685	29,320

CHANGES IN UNITS:
Beginning units	246,660,844	249,805,767	781,559	794,184	1,068,396	981,220	2,379	5,447
Units purchased	41,621,557	38,573,195	56,162	97,078	6,665	132,544	845	794
Units redeemed	(43,429,230)	(41,718,118)	(219,144)	(109,703)	(313,468)	(45,368)	(1,265)	(3,862)

Ending units	244,853,171	246,660,844	618,577	781,559	761,593	1,068,396	1,959	2,379

	ALVSVA		ACVIP1		ACVCA		ACVIG
	2017	2016	2017	2016	2017	2016	2017	2016
Investment activity:
Net investment income (loss)	$76,326	95,688	559,292	213,076	(1,563)	(1,352)	457,753	426,520
Realized gain (loss) on investments	(360,753)	(305,256)	(206,207)	(117,230)	6,363	(53,917)	1,162,674	371,827
Change in unrealized gain (loss) on investments	1,813,419	3,440,962	406,893	(51,762)	44,123	20,702	1,593,521	1,164,262
Reinvested capital gains	989,557	1,047,125	-	47,854	83,851	57,974	454,138	338,152

Net increase (decrease) in Contract Owners’ Equity resulting from operations	2,518,549	4,278,519	759,978	91,938	132,774	23,407	3,668,086	2,300,761

Equity transactions:
Purchase payments received from contract owners (notes 2 and 6)	525,164	1,644,940	863,778	420,565	1,622	995	530,378	573,968
Transfers between funds	(1,857,541)	(918,086)	2,252,009	13,205,298	1,051	54,201	(581,548)	(414,361)
Surrenders (note 6)	(620,789)	(1,500,075)	(1,113,229)	(146,949)	(27,885)	-	(957,921)	(732,368)
Death benefits (note 4)	(46,399)	(246,951)	(91,049)	(3,282)	(30,538)	(317)	(225,500)	(65,914)
Net policy repayments (loans) (note 5)	(40,931)	26,490	(655)	(44,823)	(917)	(6,936)	(43,271)	40,035
Deductions for surrender charges (note 2)	(107)	(760)	-	-	-	-	-	-
Redemptions to pay cost of insurance charges and administration charges (note 2)	(317,178)	(326,930)	(223,577)	(106,738)	(7,106)	(7,081)	(695,050)	(727,834)
Asset charges (note 3):
FPVUL & VEL contracts	(25,374)	(25,937)	(230)	(211)	(81)	(94)	(39,786)	(49,399)
MSP contracts	(791)	(1,292)	-	-	-	-	(2,567)	(2,438)
SL contracts or LSFP contracts	(1,053)	(909)	-	-	-	-	(4,633)	(4,684)
Adjustments to maintain reserves	120	99	667	9,766	(7)	9	48	33

Net equity transactions	(2,384,879)	(1,349,411)	1,687,714	13,333,626	(63,861)	40,777	(2,019,850)	(1,382,962)

Net change in Contract Owners’ Equity	133,670	2,929,108	2,447,692	13,425,564	68,913	64,184	1,648,236	917,799
Contract Owners’ Equity beginning of period	21,145,299	18,216,191	18,906,113	5,480,549	642,966	578,782	19,116,463	18,198,664

Contract Owners’ Equity end of period	$21,278,969	21,145,299	21,353,805	18,906,113	711,879	642,966	20,764,699	19,116,463

CHANGES IN UNITS:
Beginning units	460,947	496,940	1,956,661	592,890	55,448	51,411	671,446	724,329
Units purchased	11,993	55,946	429,905	1,524,582	3,726	7,076	19,908	28,703
Units redeemed	(62,667)	(91,939)	(255,474)	(160,811)	(8,622)	(3,039)	(84,139)	(81,586)

Ending units	410,273	460,947	2,131,092	1,956,661	50,552	55,448	607,215	671,446

	ACVIP2		ACVI		ACVMV1		ACVU1
	2017	2016	2017	2016	2017	2016	2017	2016
Investment activity:
Net investment income (loss)	$239,645	169,764	8,859	13,171	243,451	256,336	198	762
Realized gain (loss) on investments	(195,839)	(280,531)	(46,865)	(24,989)	2,174,332	650,476	16,978	(9,261)
Change in unrealized gain (loss) on investments	287,851	442,667	406,464	(41,076)	(1,062,530)	1,583,924	61,548	11,788
Reinvested capital gains	-	68,878	-	-	392,941	662,743	12,451	29,328

Net increase (decrease) in Contract Owners’ Equity resulting from operations	331,657	400,778	368,458	(52,894)	1,748,194	3,153,479	91,175	32,617

Equity transactions:
Purchase payments received from contract owners (notes 2 and 6)	319,951	208,158	(12,055)	37,381	3,063,582	2,008,345	-	(28)
Transfers between funds	(150,671)	276,991	(2,553,545)	2,205,842	(4,614,923)	3,380,248	(351,016)	(168,750)
Surrenders (note 6)	(419,359)	(594,029)	(152,978)	-	(3,380,365)	(1,969,265)	-	-
Death benefits (note 4)	(25,250)	(19,227)	(1,864)	(16,463)	(83,097)	(16,126)	-	(31,827)
Net policy repayments (loans) (note 5)	55,043	9,756	88,100	10,713	(309,802)	(560,576)	-	-
Deductions for surrender charges (note 2)	(589)	(980)	-	-	(827)	(1,030)	-	-
Redemptions to pay cost of insurance charges and administration charges (note 2)	(299,149)	(457,129)	(41,918)	(80,473)	(476,473)	(524,739)	(3,830)	(7,255)
Asset charges (note 3):
FPVUL & VEL contracts	(15,091)	(19,530)	-	-	(25,555)	(28,619)	-	-
MSP contracts	(863)	(871)	-	-	(1,003)	(856)	-	-
SL contracts or LSFP contracts	(12,499)	(10,081)	-	-	(2,504)	(2,274)	-	-
Adjustments to maintain reserves	(3)	(2)	3,220	(596)	(181)	40	26	(5)

Net equity transactions	(548,480)	(606,944)	(2,671,040)	2,156,404	(5,831,148)	2,285,148	(354,820)	(207,865)

Net change in Contract Owners’ Equity	(216,823)	(206,166)	(2,302,582)	2,103,510	(4,082,954)	5,438,627	(263,645)	(175,248)
Contract Owners’ Equity beginning of period	9,320,785	9,526,951	3,579,842	1,476,332	18,828,526	13,389,899	575,807	751,055

Contract Owners’ Equity end of period	$9,103,962	9,320,785	1,277,260	3,579,842	14,745,572	18,828,526	312,162	575,807

CHANGES IN UNITS:
Beginning units	573,519	611,924	267,024	103,448	573,834	500,601	25,536	34,702
Units purchased	25,105	49,043	7,406	176,570	68,482	197,372	-	-
Units redeemed	(58,285)	(87,448)	(202,024)	(12,994)	(239,039)	(124,139)	(15,040)	(9,166)

Ending units	540,339	573,519	72,406	267,024	403,277	573,834	10,496	25,536

	ACVV		AMVAA2		AMVBD2		AMVGS2
	2017	2016	2017	2016	2017	2016	2017	2016
Investment activity:
Net investment income (loss)	$376,779	367,831	151,016	102,057	1,338,282	1,149,378	2,501	456
Realized gain (loss) on investments	905,789	529,693	77,588	41,453	(24,963)	(11,246)	(113,763)	(95,724)
Change in unrealized gain (loss) on investments	822,243	3,569,445	828,101	289,198	161,537	617,286	395,164	(127,729)
Reinvested capital gains	-	-	408,862	151,298	1,071,028	251,767	-	228,140

Net increase (decrease) in Contract Owners’ Equity resulting from operations	2,104,811	4,466,969	1,465,567	584,006	2,545,884	2,007,185	283,902	5,143

Equity transactions:
Purchase payments received from contract owners (notes 2 and 6)	664,977	795,754	657,061	355,012	848	-	69,153	84,939
Transfers between funds	(1,673,980)	2,801,057	2,735,699	2,221,773	(359)	(4,084)	(163,115)	(312,582)
Surrenders (note 6)	(569,938)	(3,212,897)	(590,568)	(50,804)	(839)	(1,187)	-	(7,324)
Death benefits (note 4)	(22,427)	(19,357)	(37,458)	-	(180,913)	-	(250)	(1,516)
Net policy repayments (loans) (note 5)	(22,688)	(175,120)	(13,851)	13,412	(32)	(419)	(14)	(2,480)
Deductions for surrender charges (note 2)	-	-	-	-	-	-	-	-
Redemptions to pay cost of insurance charges and administration charges (note 2)	(383,730)	(341,643)	(224,670)	(146,069)	(669,278)	(683,020)	(19,163)	(15,764)
Asset charges (note 3):
FPVUL & VEL contracts	(5,259)	(4,678)	(2,220)	(1,262)	(18)	(21)	(20)	(12)
MSP contracts	-	-	-	-	-	-	-	-
SL contracts or LSFP contracts	-	-	-	-	-	-	-	-
Adjustments to maintain reserves	289	567	176	35	15	216	10	17

Net equity transactions	(2,012,756)	(156,317)	2,524,169	2,392,097	(850,576)	(688,515)	(113,399)	(254,722)

Net change in Contract Owners’ Equity	92,055	4,310,652	3,989,736	2,976,103	1,695,308	1,318,670	170,503	(249,579)
Contract Owners’ Equity beginning of period	25,652,949	21,342,297	8,143,235	5,167,132	71,783,173	70,464,503	1,294,587	1,544,166

Contract Owners’ Equity end of period	$25,745,004	25,652,949	12,132,971	8,143,235	73,478,481	71,783,173	1,465,090	1,294,587

CHANGES IN UNITS:
Beginning units	721,213	723,165	511,756	354,629	5,580,079	5,633,226	103,367	125,623
Units purchased	26,716	128,366	203,046	176,756	19	72	4,099	10,122
Units redeemed	(79,848)	(130,318)	(57,068)	(19,629)	(64,653)	(53,219)	(14,396)	(32,378)

Ending units	668,081	721,213	657,734	511,756	5,515,445	5,580,079	93,070	103,367

	AMVGR2		AMVI2		AMVNW2		BRVHYI
	2017	2016	2017	2016	2017	2016	2017	2016
Investment activity:
Net investment income (loss)	$69,329	95,956	109,637	70,150	6,511	1,775	294,200	232,442
Realized gain (loss) on investments	(523,739)	152,600	(269,099)	(226,694)	150,603	(50)	130,308	(57,340)
Change in unrealized gain (loss) on investments	3,624,849	(171,097)	2,462,153	(83,550)	85,957	3,110	(37,663)	351,867
Reinvested capital gains	2,298,847	1,617,818	109,634	463,255	-	-	-	-

Net increase (decrease) in Contract Owners’ Equity resulting from operations	5,469,286	1,695,277	2,412,325	223,161	243,071	4,835	386,845	526,969

Equity transactions:
Purchase payments received from contract owners (notes 2 and 6)	849,114	647,989	1,205,228	881,456	43,660	130	312,164	70,145
Transfers between funds	2,978,094	(1,613,358)	3,802,065	152,991	656,322	378,099	2,768,162	839,694
Surrenders (note 6)	(117,885)	(215,958)	(1,575,459)	(247,231)	(367,078)	-	(703,727)	(157,787)
Death benefits (note 4)	(139,856)	(15,173)	(20,532)	(6,959)	-	-	(2,188)	-
Net policy repayments (loans) (note 5)	36,508	(26,400)	(40,488)	10,415	(2,106)	-	(124)	(15,523)
Deductions for surrender charges (note 2)	-	-	-	-	-	-	-	-
Redemptions to pay cost of insurance charges and administration charges (note 2)	(322,097)	(260,015)	(148,456)	(114,781)	(21,389)	(903)	(77,220)	(46,995)
Asset charges (note 3):
FPVUL & VEL contracts	(265)	(70)	(810)	(346)	(140)	-	(450)	(145)
MSP contracts	-	-	-	-	-	-	-	-
SL contracts or LSFP contracts	-	-	-	-	-	-	-	-
Adjustments to maintain reserves	513	(78)	2,253	54	(3)	4	(181)	(346)

Net equity transactions	3,284,126	(1,483,063)	3,223,801	675,599	309,266	377,330	2,296,436	689,043

Net change in Contract Owners’ Equity	8,753,412	212,214	5,636,126	898,760	552,337	382,165	2,683,281	1,216,012
Contract Owners’ Equity beginning of period	17,654,348	17,442,134	6,141,890	5,243,130	382,165	-	4,940,997	3,724,985

Contract Owners’ Equity end of period	$26,407,760	17,654,348	11,778,016	6,141,890	934,502	382,165	7,624,278	4,940,997

CHANGES IN UNITS:
Beginning units	1,038,111	1,120,259	574,103	506,463	36,783	-	468,168	397,942
Units purchased	202,916	47,871	386,092	191,858	70,912	36,871	317,251	91,744
Units redeemed	(28,995)	(130,019)	(125,683)	(124,218)	(38,044)	(88)	(110,951)	(21,518)

Ending units	1,212,032	1,038,111	834,512	574,103	69,651	36,783	674,468	468,168

	MLVLC2		MLVGA2		CVSPIP		DAVVL
	2017	2016	2017	2016	2017	2016	2017	2016
Investment activity:
Net investment income (loss)	$11,361	13,389	117,587	101,869	9,856	6,967	22,817	41,970
Realized gain (loss) on investments	30,758	(87,939)	72,561	(25,132)	25,203	43	(250,640)	(280,753)
Change in unrealized gain (loss) on investments	(141,567)	128,244	953,115	280,171	84,755	49,896	696,314	101,850
Reinvested capital gains	351,648	121,562	103,152	-	30,636	6,423	312,084	546,456

Net increase (decrease) in Contract Owners’ Equity resulting from operations	252,200	175,256	1,246,415	356,908	150,450	63,329	780,575	409,523

Equity transactions:
Purchase payments received from contract owners (notes 2 and 6)	117,287	350,833	341,991	422,961	257	902,869	137,517	190,399
Transfers between funds	(652,912)	(697,454)	861,972	(114,065)	92,873	(805,082)	(444,291)	853,256
Surrenders (note 6)	(155)	(131,862)	(700,511)	(735,680)	-	-	(93,438)	(298,484)
Death benefits (note 4)	(3,371)	(15,605)	(22,943)	(42,694)	(30,585)	-	(25)	-
Net policy repayments (loans) (note 5)	(8,073)	87,253	8,862	(46,616)	(767)	(122)	(38,748)	11,185
Deductions for surrender charges (note 2)	-	-	(55)	(221)	-	-	-	-
Redemptions to pay cost of insurance charges and administration charges (note 2)	(23,883)	(32,293)	(388,700)	(416,298)	(7,428)	(5,294)	(49,666)	(43,449)
Asset charges (note 3):
FPVUL & VEL contracts	(2)	(18)	(18,420)	(25,548)	-	-	(2,432)	(2,290)
MSP contracts	-	-	(1,049)	(1,072)	-	-	-	-
SL contracts or LSFP contracts	-	-	(3,597)	(4,215)	-	-	-	-
Adjustments to maintain reserves	3	20	(12)	(3)	1	11	22	10

Net equity transactions	(571,106)	(439,126)	77,538	(963,451)	54,351	92,382	(491,061)	710,627

Net change in Contract Owners’ Equity	(318,906)	(263,870)	1,323,953	(606,543)	204,801	155,711	289,514	1,120,150
Contract Owners’ Equity beginning of period	1,663,555	1,927,425	9,079,551	9,686,094	709,205	553,494	3,623,452	2,503,302

Contract Owners’ Equity end of period	$1,344,649	1,663,555	10,403,504	9,079,551	914,006	709,205	3,912,966	3,623,452

CHANGES IN UNITS:
Beginning units	76,545	97,677	530,848	588,721	57,324	49,793	243,210	187,283
Units purchased	4,876	23,582	87,369	37,949	6,481	79,246	17,105	84,774
Units redeemed	(30,626)	(44,714)	(64,610)	(95,822)	(2,830)	(71,715)	(46,114)	(28,847)

Ending units	50,795	76,545	553,607	530,848	60,975	57,324	214,201	243,210

	DWVEMS		DWVSVS		DFVGMI		DFVIPS
	2017	2016	2017	2016	2017	2016	2017	2016
Investment activity:
Net investment income (loss)	$4,569	12,638	87,424	73,757	2,401	-	95,812	65,133
Realized gain (loss) on investments	41,230	(118,539)	31,398	(395,736)	14	-	(39,052)	(17,693)
Change in unrealized gain (loss) on investments	1,021,545	345,215	1,323,114	3,291,330	1,635	-	81,037	(169,715)
Reinvested capital gains	-	49,432	690,094	1,340,874	1,061	-	-	3,543

Net increase (decrease) in Contract Owners’ Equity resulting from operations	1,067,344	288,746	2,132,030	4,310,225	5,111	-	137,797	(118,732)

Equity transactions:
Purchase payments received from contract owners (notes 2 and 6)	757,789	668,318	1,090,768	775,129	3,936	-	2,095	64
Transfers between funds	(48,238)	208,330	1,815,115	920,275	148,923	-	(1,044,786)	5,326,807
Surrenders (note 6)	(65,777)	(68,458)	(744,900)	(92,578)	-	-	(130,000)	(79,000)
Death benefits (note 4)	-	-	(65,315)	(56,484)	-	-	(17,907)	-
Net policy repayments (loans) (note 5)	(130)	(1,736)	(36,151)	(21,303)	-	-	-	-
Deductions for surrender charges (note 2)	-	-	(79)	-	-	-	-	-
Redemptions to pay cost of insurance charges and administration charges (note 2)	(55,561)	(55,636)	(330,841)	(261,510)	(718)	-	(37,542)	(7,380)
Asset charges (note 3):
FPVUL & VEL contracts	(67)	(52)	(4,381)	(2,067)	(58)	-	(172)	(118)
MSP contracts	-	-	-	-	-	-	-	-
SL contracts or LSFP contracts	-	-	-	-	-	-	-	-
Adjustments to maintain reserves	20	19	(28,240)	130	4	-	7	3

Net equity transactions	588,036	750,785	1,695,976	1,261,592	152,087	-	(1,228,305)	5,240,376

Net change in Contract Owners’ Equity	1,655,380	1,039,531	3,828,006	5,571,817	157,198	-	(1,090,508)	5,121,644
Contract Owners’ Equity beginning of period	3,089,001	2,049,470	18,632,616	13,060,799	-	-	5,121,644	-

Contract Owners’ Equity end of period	$4,744,381	3,089,001	22,460,622	18,632,616	157,198	-	4,031,136	5,121,644

CHANGES IN UNITS:
Beginning units	308,163	231,836	1,068,310	980,158	-	-	520,430	-
Units purchased	92,058	111,825	202,545	222,896	14,478	-	2,436	529,203
Units redeemed	(62,800)	(35,498)	(116,444)	(134,744)	(73)	-	(125,481)	(8,773)

Ending units	337,421	308,163	1,154,411	1,068,310	14,405	-	397,385	520,430

	DFVIS		DFVUTV		DVMCS		DVSCS
	2017	2016	2017	2016	2017	2016	2017	2016
Investment activity:
Net investment income (loss)	$27,025	19,265	19,453	17,386	24,763	21,071	508,105	644,678
Realized gain (loss) on investments	15,483	(23,621)	49,967	(95,160)	(54,205)	(120,562)	5,358,841	3,267,414
Change in unrealized gain (loss) on investments	201,711	45,959	4,183	449,548	417,500	270,397	1,673,393	9,684,971
Reinvested capital gains	31,843	7,368	148,802	75,515	47,119	180,460	4,561,956	7,680,217

Net increase (decrease) in Contract Owners’ Equity resulting from operations	276,062	48,971	222,405	447,289	435,177	351,366	12,102,295	21,277,280

Equity transactions:
Purchase payments received from contract owners (notes 2 and 6)	191	204	(140)	561	333,726	145,799	3,892,557	3,455,314
Transfers between funds	239,615	(167,478)	(402,239)	430,700	108,480	(289,830)	(6,767,440)	3,805,842
Surrenders (note 6)	(35,000)	(14,942)	(77,000)	(35,885)	(56,707)	(82,479)	(5,679,549)	(4,128,661)
Death benefits (note 4)	(4,101)	(3,584)	(10,834)	(7,052)	(11,627)	(44,989)	(465,517)	(303,924)
Net policy repayments (loans) (note 5)	-	-	-	-	(13,867)	23,001	(305,135)	(497,052)
Deductions for surrender charges (note 2)	-	-	-	-	-	-	(612)	(1,133)
Redemptions to pay cost of insurance charges and administration charges (note 2)	(8,793)	(7,602)	(22,474)	(15,252)	(40,457)	(38,482)	(1,679,252)	(1,488,559)
Asset charges (note 3):
FPVUL & VEL contracts	-	-	-	-	(60)	(25)	(44,329)	(41,377)
MSP contracts	-	-	-	-	-	-	(1,195)	(925)
SL contracts or LSFP contracts	-	-	-	-	-	-	(7,704)	(6,668)
Adjustments to maintain reserves	12	8	7	15	(3)	37	(48,637)	459

Net equity transactions	191,924	(193,394)	(512,680)	373,087	319,485	(286,968)	(11,106,813)	793,316

Net change in Contract Owners’ Equity	467,986	(144,423)	(290,275)	820,376	754,662	64,398	995,482	22,070,596
Contract Owners’ Equity beginning of period	877,242	1,021,665	2,789,935	1,969,559	2,583,205	2,518,807	106,432,931	84,362,335

Contract Owners’ Equity end of period	$1,345,228	877,242	2,499,660	2,789,935	3,337,867	2,583,205	107,428,413	106,432,931

CHANGES IN UNITS:
Beginning units	85,815	105,953	239,703	215,294	70,707	79,448	3,029,148	3,013,709
Units purchased	19,492	-	2	29,942	16,493	5,647	111,612	313,967
Units redeemed	(3,830)	(20,138)	(43,645)	(5,533)	(7,947)	(14,388)	(417,138)	(298,528)

Ending units	101,477	85,815	196,060	239,703	79,253	70,707	2,723,622	3,029,148

	DSIF		DSRG		DCAP		DSC
	2017	2016	2017	2016	2017	2016	2017	2016
Investment activity:
Net investment income (loss)	$8,752,972	8,442,585	131,929	139,570	269,362	316,096	-	-
Realized gain (loss) on investments	33,667,675	27,801,793	482,817	351,441	118,962	49,053	111,290	49,312
Change in unrealized gain (loss) on investments	51,827,149	(2,033,461)	267,873	(480,482)	1,946,859	(1,823,974)	125,475	17,610
Reinvested capital gains	12,067,944	15,562,830	762,609	1,067,074	2,612,792	2,952,589	11,302	73,582

Net increase (decrease) in Contract Owners’ Equity resulting from operations	106,315,740	49,773,747	1,645,228	1,077,603	4,947,975	1,493,764	248,067	140,504

Equity transactions:
Purchase payments received from contract owners (notes 2 and 6)	20,208,758	17,443,442	591,044	636,539	662,623	693,058	58,277	94,501
Transfers between funds	65,765,481	10,494,808	(289,358)	(60,698)	(705,509)	(746,478)	179,303	(55,937)
Surrenders (note 6)	(20,641,467)	(19,212,219)	(802,905)	(797,863)	(568,488)	(2,043,962)	(66,081)	(37,835)
Death benefits (note 4)	(3,139,731)	(1,429,110)	(89,058)	(78,466)	(201,886)	(25,195)	(608)	-
Net policy repayments (loans) (note 5)	(2,195,010)	(1,236,405)	(4,625)	43,420	(23,321)	79,030	20,302	(5,578)
Deductions for surrender charges (note 2)	(3,526)	(2,760)	(3)	(18)	(258)	(311)	(4)	(4)
Redemptions to pay cost of insurance charges and administration charges (note 2)	(10,967,464)	(10,183,708)	(617,779)	(655,264)	(687,248)	(717,630)	(32,186)	(33,745)
Asset charges (note 3):
FPVUL & VEL contracts	(361,742)	(403,117)	(41,017)	(45,292)	(46,226)	(51,856)	(2,561)	(2,781)
MSP contracts	(13,493)	(12,001)	(1,367)	(1,295)	(1,754)	(1,628)	-	-
SL contracts or LSFP contracts	(67,830)	(67,657)	(1,097)	(1,500)	(4,591)	(5,254)	(686)	(490)
Adjustments to maintain reserves	(45,240)	3,874	1,986	1,199	(54)	(7)	17	(19)

Net equity transactions	48,538,736	(4,604,853)	(1,254,179)	(959,238)	(1,576,712)	(2,820,233)	155,773	(41,888)

Net change in Contract Owners’ Equity	154,854,476	45,168,894	391,049	118,365	3,371,263	(1,326,469)	403,840	98,616
Contract Owners’ Equity beginning of period	478,455,050	433,286,156	11,294,775	11,176,410	18,964,648	20,291,117	1,050,101	951,485

Contract Owners’ Equity end of period	$633,309,526	478,455,050	11,685,824	11,294,775	22,335,911	18,964,648	1,453,941	1,050,101

CHANGES IN UNITS:
Beginning units	19,688,978	19,872,339	461,676	503,710	680,407	800,138	40,468	42,927
Units purchased	4,069,434	1,824,459	25,562	32,508	23,363	59,972	8,782	4,170
Units redeemed	(2,078,108)	(2,007,820)	(75,754)	(74,542)	(79,442)	(179,703)	(4,310)	(6,629)

Ending units	21,680,304	19,688,978	411,484	461,676	624,328	680,407	44,940	40,468

	DVIV		DSGIBA		SVSSVB		SVSLVB
	2017	2016	2017	2016	2017	2016	2017	2016
Investment activity:
Net investment income (loss)	$49,371	65,598	1,039	-	297	56	236	490
Realized gain (loss) on investments	1,789	(109,793)	154	17	3,386	(6,309)	(1,918)	6,193
Change in unrealized gain (loss) on investments	914,139	(30,414)	6,104	250	9,613	14,993	10,446	(20,336)
Reinvested capital gains	-	-	-	-	4,519	20,455	-	5,236

Net increase (decrease) in Contract Owners’ Equity resulting from operations	965,299	(74,609)	7,297	267	17,815	29,195	8,764	(8,417)

Equity transactions:
Purchase payments received from contract owners (notes 2 and 6)	35,608	39,144	4,624	1,221	693	-	201	(5)
Transfers between funds	117,349	(510,632)	47,690	24,921	(7,700)	(2,676)	(62,618)	(23,726)
Surrenders (note 6)	(40,089)	(55,089)	(2,380)	(1,491)	23,735	-	-	(21,651)
Death benefits (note 4)	(30,197)	(5,157)	-	-	(1,421)	-	(657)	(3,319)
Net policy repayments (loans) (note 5)	(181,242)	(36,024)	338	3	(28,123)	(7,780)	(41)	(2,972)
Deductions for surrender charges (note 2)	-	-	-	-	-	-	-	-
Redemptions to pay cost of insurance charges and administration charges (note 2)	(56,578)	(56,105)	(1,612)	(420)	(8,841)	(7,872)	(1,083)	(2,673)
Asset charges (note 3):
FPVUL & VEL contracts	(133)	(73)	(171)	(45)	(24)	(68)	-	-
MSP contracts	-	-	-	-	-	-	-	-
SL contracts or LSFP contracts	-	-	-	-	-	-	-	-
Adjustments to maintain reserves	31	15	-	1	20	8	(13)	5

Net equity transactions	(155,251)	(623,921)	48,489	24,190	(21,661)	(18,388)	(64,211)	(54,341)

Net change in Contract Owners’ Equity	810,048	(698,530)	55,786	24,457	(3,846)	10,807	(55,447)	(62,758)
Contract Owners’ Equity beginning of period	3,255,207	3,953,737	24,457	-	219,472	208,665	79,090	141,848

Contract Owners’ Equity end of period	$4,065,255	3,255,207	80,243	24,457	215,626	219,472	23,643	79,090

CHANGES IN UNITS:
Beginning units	180,986	216,185	2,350	-	13,045	14,430	6,208	10,596
Units purchased	15,411	3,063	4,656	2,541	1,339	681	26	13
Units redeemed	(20,084)	(38,262)	(390)	(191)	(2,691)	(2,066)	(4,717)	(4,401)

Ending units	176,313	180,986	6,616	2,350	11,693	13,045	1,517	6,208

	ETVFR		FVCA2P		FQB		FRESS
	2017	2016	2017	2016	2017	2016	2017	2016
Investment activity:
Net investment income (loss)	$2,349,452	2,312,563	10,290	12,092	777,903	864,340	154	-
Realized gain (loss) on investments	(265,207)	(766,721)	(19,797)	(7,679)	(147,377)	(51,284)	2	-
Change in unrealized gain (loss) on investments	369,951	4,475,338	75,748	(33,120)	314,432	96,277	119	-
Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in Contract Owners’ Equity resulting from operations	2,454,196	6,021,180	66,241	(28,707)	944,958	909,333	275	-

Equity transactions:
Purchase payments received from contract owners (notes 2 and 6)	306,608	321,886	19,281	21,710	652,637	791,646	81	-
Transfers between funds	12,971	3,397,156	(38,821)	33,340	(347,004)	(81,969)	10,456	-
Surrenders (note 6)	(889,444)	(537,378)	(80,423)	(17,080)	(1,286,020)	(1,276,326)	-	-
Death benefits (note 4)	(131,983)	(22,036)	-	-	(205,496)	(344,465)	-	-
Net policy repayments (loans) (note 5)	(13,849)	(48,961)	24,446	(3,602)	83,959	41,379	201	-
Deductions for surrender charges (note 2)	-	-	(10)	(35)	(240)	(231)	-	-
Redemptions to pay cost of insurance charges and administration charges (note 2)	(936,553)	(846,871)	(18,278)	(21,657)	(713,236)	(781,792)	(64)	-
Asset charges (note 3):
FPVUL & VEL contracts	(844)	(612)	(1,260)	(1,753)	(38,807)	(51,872)	(18)	-
MSP contracts	-	-	-	-	(2,619)	(2,869)	-	-
SL contracts or LSFP contracts	-	-	(363)	(409)	(4,105)	(5,233)	-	-
Adjustments to maintain reserves	13,135	482	(7)	(2)	12	40	(5)	-

Net equity transactions	(1,639,959)	2,263,666	(95,435)	10,512	(1,860,919)	(1,711,692)	10,651	-

Net change in Contract Owners’ Equity	814,237	8,284,846	(29,194)	(18,195)	(915,961)	(802,359)	10,926	-
Contract Owners’ Equity beginning of period	71,736,301	63,451,455	677,417	695,612	24,488,403	25,290,762	-	-

Contract Owners’ Equity end of period	$72,550,538	71,736,301	648,223	677,417	23,572,442	24,488,403	10,926	-

CHANGES IN UNITS:
Beginning units	5,996,803	5,769,523	41,070	40,403	1,087,537	1,164,659	-	-
Units purchased	123,620	419,480	1,460	3,551	51,347	51,273	1,069	-
Units redeemed	(249,043)	(192,200)	(7,108)	(2,884)	(132,325)	(128,395)	(8)	-

Ending units	5,871,380	5,996,803	35,422	41,070	1,006,559	1,087,537	1,061	-

	FCS		FNRS2		FEIS		FF10S
	2017	2016	2017	2016	2017	2016	2017	2016
Investment activity:
Net investment income (loss)	$198,246	139,251	88,303	34,207	982,594	1,223,394	32,777	31,950
Realized gain (loss) on investments	456,191	836,270	(266,044)	(160,950)	1,186,056	2,334,674	41,677	28,707
Change in unrealized gain (loss) on investments	3,747,085	(1,478,476)	(143,089)	2,032,472	4,048,194	2,162,641	156,134	(1,999)
Reinvested capital gains	1,658,851	2,642,744	3,258	-	1,278,970	3,649,305	47,529	48,953

Net increase (decrease) in Contract Owners’ Equity resulting from operations	6,060,373	2,139,789	(317,572)	1,905,729	7,495,814	9,370,014	278,117	107,611

Equity transactions:
Purchase payments received from contract owners (notes 2 and 6)	372,624	227,468	407,918	568,686	2,137,865	2,607,407	53,012	50,878
Transfers between funds	(43,604)	(3,993,111)	(682,669)	610,002	961,242	(930,611)	(40,759)	53,126
Surrenders (note 6)	(1,442,787)	(1,542,907)	(714,841)	(815,429)	(2,794,309)	(4,057,397)	(128,914)	(27,625)
Death benefits (note 4)	(376,071)	(327,830)	(25,755)	(33,360)	(478,326)	(288,027)	(1,036)	(15,769)
Net policy repayments (loans) (note 5)	216,751	(27,576)	10,062	145,619	40,484	(330,076)	(25,581)	(13,573)
Deductions for surrender charges (note 2)	-	-	(411)	(898)	(1,552)	(2,248)	-	(4)
Redemptions to pay cost of insurance charges and administration charges (note 2)	(453,092)	(444,027)	(262,024)	(313,806)	(2,167,380)	(2,213,344)	(62,158)	(59,667)
Asset charges (note 3):
FPVUL & VEL contracts	(2,053)	(1,793)	(14,670)	(17,987)	(128,285)	(145,129)	(3,990)	(4,598)
MSP contracts	-	-	(967)	(997)	(6,020)	(5,972)	(4,267)	(3,924)
SL contracts or LSFP contracts	-	-	(4,077)	(5,021)	(16,510)	(17,134)	(384)	(450)
Adjustments to maintain reserves	(65,963)	14,171	(20)	16	584	737	14	(17)

Net equity transactions	(1,794,195)	(6,095,605)	(1,287,454)	136,825	(2,452,207)	(5,381,794)	(214,063)	(21,623)

Net change in Contract Owners’ Equity	4,266,178	(3,955,816)	(1,605,026)	2,042,554	5,043,607	3,988,220	64,054	85,988
Contract Owners’ Equity beginning of period	30,100,223	34,056,039	8,159,951	6,117,397	60,289,878	56,301,658	2,307,272	2,221,284

Contract Owners’ Equity end of period	$34,366,401	30,100,223	6,554,925	8,159,951	65,333,485	60,289,878	2,371,326	2,307,272

CHANGES IN UNITS:
Beginning units	1,007,437	1,229,565	389,722	390,067	2,126,322	2,345,447	123,827	125,604
Units purchased	34,224	49,359	28,214	52,776	141,490	184,640	3,390	11,292
Units redeemed	(96,070)	(271,487)	(95,934)	(53,121)	(219,551)	(403,765)	(14,605)	(13,069)

Ending units	945,591	1,007,437	322,002	389,722	2,048,261	2,126,322	112,612	123,827

	FF20S		FF30S		FFINS		FGOS
	2017	2016	2017	2016	2017	2016	2017	2016
Investment activity:
Net investment income (loss)	$446,865	418,821	274,862	194,393	16,636	11,606	(162)	(86)
Realized gain (loss) on investments	896,924	584,496	467,464	324,829	12,085	2,529	(2,341)	(10,388)
Change in unrealized gain (loss) on investments	2,731,068	(91,861)	2,056,419	(96,024)	36,794	9,956	49,845	1,875
Reinvested capital gains	940,956	877,797	620,357	495,769	8,442	10,223	32,926	5,913

Net increase (decrease) in Contract Owners’ Equity resulting from operations	5,015,813	1,789,253	3,419,102	918,967	73,957	34,314	80,268	(2,686)

Equity transactions:
Purchase payments received from contract owners (notes 2 and 6)	4,019,098	1,916,767	1,558,974	2,794,468	47	79	(5,309)	1,384
Transfers between funds	(2,892,576)	4,097,899	5,978,171	209,861	285,841	(269,671)	(21,524)	(76,935)
Surrenders (note 6)	(2,810,339)	(582,195)	(1,060,879)	(330,926)	(38,000)	(15,906)	(96,040)	-
Death benefits (note 4)	(56,725)	(1,053,528)	(42,312)	(30,288)	(3,440)	(5,331)	(2,734)	(1,191)
Net policy repayments (loans) (note 5)	20,882	168,296	(54,087)	(32,995)	-	-	96,040	-
Deductions for surrender charges (note 2)	(784)	(246)	(1,124)	(1,180)	-	-	-	-
Redemptions to pay cost of insurance charges and administration charges (note 2)	(693,233)	(665,223)	(393,250)	(332,867)	(7,706)	(8,178)	(6,845)	(6,865)
Asset charges (note 3):
FPVUL & VEL contracts	(12,193)	(14,172)	(20,037)	(19,198)	-	-	-	-
MSP contracts	(3,589)	(3,876)	(1,823)	(1,576)	-	-	-	-
SL contracts or LSFP contracts	(5,258)	(5,650)	(1,128)	(1,168)	-	-	-	-
Adjustments to maintain reserves	83	181	(76)	57	13	(1)	43,373	309

Net equity transactions	(2,434,634)	3,858,253	5,962,429	2,254,188	236,755	(299,008)	6,961	(83,298)

Net change in Contract Owners’ Equity	2,581,179	5,647,506	9,381,531	3,173,155	310,712	(264,694)	87,229	(85,984)
Contract Owners’ Equity beginning of period	33,032,291	27,384,785	15,880,362	12,707,207	965,432	1,230,126	351,314	437,298

Contract Owners’ Equity end of period	$35,613,470	33,032,291	25,261,893	15,880,362	1,276,144	965,432	438,543	351,314

CHANGES IN UNITS:
Beginning units	1,731,090	1,516,176	788,851	670,689	78,879	104,625	16,574	20,793
Units purchased	294,698	420,340	325,825	245,843	21,187	-	1	75
Units redeemed	(426,665)	(205,426)	(72,889)	(127,681)	(3,764)	(25,746)	(1,200)	(4,294)

Ending units	1,599,123	1,731,090	1,041,787	788,851	96,302	78,879	15,375	16,574

	FGS		FHIS		FIP		FIGBS
	2017	2016	2017	2016	2017	2016	2017	2016
Investment activity:
Net investment income (loss)	$39,266	(70,579)	643,546	672,461	844,828	606,990	3,973,538	4,004,748
Realized gain (loss) on investments	11,522,015	2,610,095	(206,714)	(211,169)	3,239,033	1,887,634	(89,433)	(204,023)
Change in unrealized gain (loss) on investments	10,254,644	(10,188,118)	459,481	1,266,607	6,316,251	3,029,372	2,583,555	3,497,427
Reinvested capital gains	6,999,834	8,191,795	-	-	170,677	50,473	844,687	81,868

Net increase (decrease) in Contract Owners’ Equity resulting from operations	28,815,759	543,193	896,313	1,727,899	10,570,789	5,574,469	7,312,347	7,380,020

Equity transactions:
Purchase payments received from contract owners (notes 2 and 6)	4,061,140	4,097,522	381,122	366,082	3,861	5,229	2,486,862	2,532,039
Transfers between funds	(2,601,298)	(806,936)	(1,125,928)	(267,096)	(2,077,603)	(238,990)	(5,174,067)	10,783,694
Surrenders (note 6)	(4,734,576)	(3,142,937)	(676,890)	(646,973)	(1,664,000)	(844,463)	(4,067,859)	(2,315,119)
Death benefits (note 4)	(709,548)	(423,104)	(242,076)	(13,860)	(217,876)	(241,755)	(591,772)	(401,534)
Net policy repayments (loans) (note 5)	(152,710)	(186,588)	40,689	30,074	-	-	28,139	(132,672)
Deductions for surrender charges (note 2)	(313)	(1,636)	-	-	-	-	(82)	(456)
Redemptions to pay cost of insurance charges and administration charges (note 2)	(3,382,460)	(3,377,607)	(410,874)	(428,781)	(442,130)	(397,599)	(2,112,942)	(2,126,907)
Asset charges (note 3):
FPVUL & VEL contracts	(181,552)	(195,612)	(17,007)	(22,174)	-	-	(18,808)	(23,897)
MSP contracts	(6,523)	(5,840)	(1,729)	(1,647)	-	-	(3,499)	(3,726)
SL contracts or LSFP contracts	(16,080)	(16,383)	(2,092)	(2,322)	-	-	(7,642)	(8,076)
Adjustments to maintain reserves	50,063	1,055	(16)	43	189	331	(90,941)	854

Net equity transactions	(7,673,857)	(4,058,066)	(2,054,801)	(986,654)	(4,397,559)	(1,717,247)	(9,552,611)	8,304,200

Net change in Contract Owners’ Equity	21,141,902	(3,514,873)	(1,158,488)	741,245	6,173,230	3,857,222	(2,240,264)	15,684,220
Contract Owners’ Equity beginning of period	86,005,841	89,520,714	13,483,822	12,742,577	50,693,063	46,835,841	186,155,320	170,471,100

Contract Owners’ Equity end of period	$107,147,743	86,005,841	12,325,334	13,483,822	56,866,293	50,693,063	183,915,056	186,155,320

CHANGES IN UNITS:
Beginning units	3,646,974	3,760,319	607,022	656,054	2,755,616	2,841,994	10,948,211	10,467,562
Units purchased	180,441	334,362	20,415	44,241	20	-	148,118	918,336
Units redeemed	(442,061)	(447,707)	(108,930)	(93,273)	(210,606)	(86,378)	(698,492)	(437,687)

Ending units	3,385,354	3,646,974	518,507	607,022	2,545,030	2,755,616	10,397,837	10,948,211

	FMCS		FMMP		FOS		FVSS
	2017	2016	2017	2016	2017	2016	2017	2016
Investment activity:
Net investment income (loss)	$223,849	127,998	27,974	1,420	227,533	210,115	50,239	34,110
Realized gain (loss) on investments	936,571	(77,131)	-	-	140,350	201,818	144,209	173,115
Change in unrealized gain (loss) on investments	4,762,380	1,999,382	-	-	4,075,551	(1,371,624)	(426,181)	77,116
Reinvested capital gains	1,878,041	2,510,379	-	-	16,315	27,212	866,729	-

Net increase (decrease) in Contract Owners’ Equity resulting from operations	7,800,841	4,560,628	27,974	1,420	4,459,749	(932,479)	634,996	284,341

Equity transactions:
Purchase payments received from contract owners (notes 2 and 6)	1,109,168	1,771,728	32	-	620,350	660,243	132,287	129,077
Transfers between funds	(2,053,087)	(1,592,280)	(3,347,990)	9,556,817	91,531	(850,704)	33,455	(187,512)
Surrenders (note 6)	(1,574,646)	(4,778,727)	(265,999)	(191,000)	(844,359)	(889,871)	(257,289)	(105,854)
Death benefits (note 4)	(332,564)	(129,612)	(35,192)	-	(136,288)	(58,295)	(3,579)	(1,245)
Net policy repayments (loans) (note 5)	2,651	66,347	-	-	41,176	19,020	(126,804)	4,176
Deductions for surrender charges (note 2)	(4,646)	(1,346)	-	-	(417)	(694)	(65)	(14)
Redemptions to pay cost of insurance charges and administration charges (note 2)	(1,073,025)	(1,226,023)	(55,938)	(14,435)	(666,991)	(694,255)	(123,757)	(130,752)
Asset charges (note 3):
FPVUL & VEL contracts	(69,461)	(76,732)	-	-	(40,335)	(45,565)	(10,356)	(11,073)
MSP contracts	(4,947)	(4,253)	-	-	(1,332)	(1,219)	(165)	(141)
SL contracts or LSFP contracts	(12,030)	(11,293)	-	-	(6,406)	(6,245)	(293)	(334)
Adjustments to maintain reserves	(716)	181	190	98	24	21	26	21

Net equity transactions	(4,013,303)	(5,982,010)	(3,704,897)	9,351,480	(943,047)	(1,867,564)	(356,540)	(303,651)

Net change in Contract Owners’ Equity	3,787,538	(1,421,382)	(3,676,923)	9,352,900	3,516,702	(2,800,043)	278,456	(19,310)
Contract Owners’ Equity beginning of period	40,121,821	41,543,203	9,352,900	-	15,330,538	18,130,581	3,438,169	3,457,479

Contract Owners’ Equity end of period	$43,909,359	40,121,821	5,675,977	9,352,900	18,847,240	15,330,538	3,716,625	3,438,169

CHANGES IN UNITS:
Beginning units	843,557	977,992	935,135	-	778,504	882,090	121,726	133,932
Units purchased	25,366	63,305	1	955,677	50,197	44,018	5,114	8,559
Units redeemed	(103,752)	(197,740)	(370,300)	(20,542)	(97,742)	(147,604)	(16,446)	(20,765)

Ending units	765,171	843,557	564,836	935,135	730,959	778,504	110,394	121,726

	FF05S		FF15S		FF25S		FF40S
	2017	2016	2017	2016	2017	2016	2017	2016
Investment activity:
Net investment income (loss)	$4,826	3,773	120,800	97,252	278,372	216,081	123,713	85,277
Realized gain (loss) on investments	425	(2,136)	98,934	(311,500)	472,007	27,906	169,960	26,275
Change in unrealized gain (loss) on investments	23,786	7,036	868,278	265,254	2,162,222	324,699	1,536,634	199,275
Reinvested capital gains	5,048	1,970	269,206	291,446	564,367	408,452	334,044	262,373

Net increase (decrease) in Contract Owners’ Equity resulting from operations	34,085	10,643	1,357,218	342,452	3,476,968	977,138	2,164,351	573,200

Equity transactions:
Purchase payments received from contract owners (notes 2 and 6)	43	19	185,045	213,200	452,940	205,584	690,912	455,474
Transfers between funds	219,887	157,867	2,003,066	(2,830,504)	7,239,161	3,589,241	3,526,491	1,164,414
Surrenders (note 6)	(11,000)	(4,990)	(1,190,796)	(235,445)	(5,291,018)	(507,574)	(338,592)	(240,260)
Death benefits (note 4)	(1,208)	(871)	(25,849)	(8,302)	(50,738)	(26,849)	(41,594)	(34,859)
Net policy repayments (loans) (note 5)	-	-	2,272	(4,735)	(1,572)	123,159	4,420	(12,821)
Deductions for surrender charges (note 2)	-	-	-	-	-	-	-	-
Redemptions to pay cost of insurance charges and administration charges (note 2)	(2,771)	(2,017)	(123,515)	(141,053)	(356,254)	(276,676)	(202,857)	(157,394)
Asset charges (note 3):
FPVUL & VEL contracts	-	-	(1,106)	(765)	(2,313)	(882)	(1,514)	(859)
MSP contracts	-	-	-	-	-	-	-	-
SL contracts or LSFP contracts	-	-	-	-	-	-	-	-
Adjustments to maintain reserves	1	(10)	8	49	32	94	40	59

Net equity transactions	204,952	149,998	849,125	(3,007,555)	1,990,238	3,106,097	3,637,306	1,173,754

Net change in Contract Owners’ Equity	239,037	160,641	2,206,343	(2,665,103)	5,467,206	4,083,235	5,801,657	1,746,954
Contract Owners’ Equity beginning of period	331,860	171,219	8,116,942	10,782,045	17,836,355	13,753,120	8,463,559	6,716,605

Contract Owners’ Equity end of period	$570,897	331,860	10,323,285	8,116,942	23,303,561	17,836,355	14,265,216	8,463,559

CHANGES IN UNITS:
Beginning units	25,154	13,584	559,667	785,176	1,193,459	974,642	507,853	429,474
Units purchased	14,994	12,175	246,940	43,597	495,162	304,917	217,920	142,190
Units redeemed	(1,048)	(605)	(186,506)	(269,106)	(364,359)	(86,100)	(31,100)	(63,811)

Ending units	39,100	25,154	620,101	559,667	1,324,262	1,193,459	694,673	507,853

	FF50S		FTVIS2		FTVRDI		FTVSVI
	2017	2016	2017	2016	2017	2016	2017	2016
Investment activity:
Net investment income (loss)	$-	-	258,318	332,764	296,885	254,151	77,113	97,560
Realized gain (loss) on investments	-	-	21,770	(14,949)	552,159	683,137	502,938	433,255
Change in unrealized gain (loss) on investments	16	-	312,756	583,734	1,770,048	(422,179)	(215,980)	685,005
Reinvested capital gains	-	-	-	-	614,242	1,847,519	721,655	1,351,260

Net increase (decrease) in Contract Owners’ Equity resulting from operations	16	-	592,844	901,549	3,233,334	2,362,628	1,085,726	2,567,080

Equity transactions:
Purchase payments received from contract owners (notes 2 and 6)	-	-	319,986	358,376	2,171,742	919,776	318,128	359,119
Transfers between funds	15,975	-	(776,317)	181,274	(670,364)	(423,196)	(621,892)	113,757
Surrenders (note 6)	-	-	(272,719)	(851,720)	(2,632,359)	(1,031,914)	(481,282)	(291,139)
Death benefits (note 4)	-	-	(31,505)	(47,471)	(76,278)	(81,707)	(62,070)	(19,680)
Net policy repayments (loans) (note 5)	-	-	(39,466)	459,645	46,140	(321,663)	28,926	(152,948)
Deductions for surrender charges (note 2)	-	-	(167)	(306)	(345)	(270)	(5,495)	(719)
Redemptions to pay cost of insurance charges and administration charges (note 2)	-	-	(269,213)	(286,935)	(481,701)	(489,784)	(305,798)	(326,604)
Asset charges (note 3):
FPVUL & VEL contracts	-	-	(11,658)	(13,997)	(41,637)	(46,876)	(23,436)	(27,463)
MSP contracts	-	-	(1,988)	(1,803)	(1,447)	(1,760)	(1,650)	(1,522)
SL contracts or LSFP contracts	-	-	(4,149)	(5,832)	(5,765)	(5,838)	(3,941)	(3,721)
Adjustments to maintain reserves	(4)	-	(2)	(5)	22	(3)	(33)	43

Net equity transactions	15,971	-	(1,087,198)	(208,774)	(1,691,992)	(1,483,235)	(1,158,543)	(350,877)

Net change in Contract Owners’ Equity	15,987	-	(494,354)	692,775	1,541,342	879,393	(72,817)	2,216,203
Contract Owners’ Equity beginning of period	-	-	6,732,869	6,040,094	16,634,002	15,754,609	10,874,493	8,658,290

Contract Owners’ Equity end of period	$15,987	-	6,238,515	6,732,869	18,175,344	16,634,002	10,801,676	10,874,493

CHANGES IN UNITS:
Beginning units	-	-	369,466	377,928	517,880	570,589	245,509	255,164
Units purchased	1,422	-	25,408	58,953	20,187	25,800	10,618	13,034
Units redeemed	-	-	(82,728)	(67,415)	(69,820)	(78,509)	(36,262)	(22,689)

Ending units	1,422	-	312,146	369,466	468,247	517,880	219,865	245,509

	FTVSV2		FTVMD2		FTVDM2		TIF
	2017	2016	2017	2016	2017	2016	2017	2016
Investment activity:
Net investment income (loss)	$31,880	58,506	31,641	33,634	32,764	18,557	29,086	20,892
Realized gain (loss) on investments	(470,509)	(1,064,788)	(136,223)	(123,269)	(52,810)	(200,815)	(1,395)	(8,906)
Change in unrealized gain (loss) on investments	746,744	2,218,341	169,759	166,394	1,090,793	534,408	135,679	38,695
Reinvested capital gains	778,316	1,514,968	106,873	165,605	-	-	-	16,379

Net increase (decrease) in Contract Owners’ Equity resulting from operations	1,086,431	2,727,027	172,050	242,364	1,070,747	352,150	163,370	67,060

Equity transactions:
Purchase payments received from contract owners (notes 2 and 6)	307,393	522,312	2,896	9,773	308,136	238,922	-	-
Transfers between funds	(663,434)	826,953	339,855	(17,667)	458,886	(16,791)	(16,634)	(11,614)
Surrenders (note 6)	(597,799)	(1,752,780)	(609,080)	(21,686)	(234,546)	(237,017)	(11,476)	(21,485)
Death benefits (note 4)	(7,473)	(65,758)	(16,855)	(7,183)	(144,600)	(2,773)	(842)	-
Net policy repayments (loans) (note 5)	(13,015)	(21,112)	19,372	(55,339)	192,693	22,209	(12,354)	(31,886)
Deductions for surrender charges (note 2)	-	-	-	-	(24)	(406)	-	(1)
Redemptions to pay cost of insurance charges and administration charges (note 2)	(123,475)	(117,284)	(66,996)	(61,805)	(109,663)	(95,562)	(22,594)	(23,596)
Asset charges (note 3):
FPVUL & VEL contracts	(719)	(520)	(2,640)	(2,973)	(9,835)	(8,018)	(2,261)	(2,551)
MSP contracts	-	-	-	-	(776)	(627)	(563)	(483)
SL contracts or LSFP contracts	-	-	-	-	(1,154)	(886)	(503)	(534)
Adjustments to maintain reserves	7	56	(3)	15	(3)	6	8	(14)

Net equity transactions	(1,098,515)	(608,133)	(333,451)	(156,865)	459,114	(100,943)	(67,219)	(92,164)

Net change in Contract Owners’ Equity	(12,084)	2,118,894	(161,401)	85,499	1,529,861	251,207	96,151	(25,104)
Contract Owners’ Equity beginning of period	10,975,714	8,856,820	2,163,040	2,077,541	2,413,106	2,161,899	990,896	1,016,000

Contract Owners’ Equity end of period	$10,963,630	10,975,714	2,001,639	2,163,040	3,942,967	2,413,106	1,087,047	990,896

CHANGES IN UNITS:
Beginning units	416,003	436,021	136,852	147,343	271,041	285,175	38,500	42,432
Units purchased	15,545	71,307	25,142	7,568	76,337	23,196	-	-
Units redeemed	(55,393)	(91,325)	(44,729)	(18,059)	(31,955)	(37,330)	(2,407)	(3,932)

Ending units	376,155	416,003	117,265	136,852	315,423	271,041	36,093	38,500

	TIF2		FTVGI2		FTVFA2		FTVGB1
	2017	2016	2017	2016	2017	2016	2017	2016
Investment activity:
Net investment income (loss)	$584,731	428,868	(1,440)	(2,444)	19,127	24,446	(29,063)	(26,745)
Realized gain (loss) on investments	(1,539,799)	(404,491)	(211,850)	(885,426)	(546)	(2,034)	(318,710)	(1,005,312)
Change in unrealized gain (loss) on investments	4,612,063	1,173,881	353,779	1,061,378	31,436	34,141	466,131	1,472,530
Reinvested capital gains	-	420,475	23,364	8,984	29,484	20,693	45,887	11,364

Net increase (decrease) in Contract Owners’ Equity resulting from operations	3,656,995	1,618,733	163,853	182,492	79,501	77,246	164,245	451,837

Equity transactions:
Purchase payments received from contract owners (notes 2 and 6)	285,509	460,610	295,008	258,533	53,274	39,548	890,360	1,019,936
Transfers between funds	(3,315,734)	(1,220,733)	(604,852)	(145,882)	4,937	(15,741)	2,079,050	1,302,206
Surrenders (note 6)	(226,983)	(388,491)	(549,022)	(3,023,335)	(37,804)	(72,468)	(1,339,756)	(1,283,311)
Death benefits (note 4)	(45,581)	(49,836)	(11,184)	(174)	-	-	(27,188)	(43,580)
Net policy repayments (loans) (note 5)	39,511	(207,587)	7,250	(11,428)	10,210	(15,363)	(20,294)	(43,694)
Deductions for surrender charges (note 2)	(397)	(200)	(50)	(160)	-	(180)	-	-
Redemptions to pay cost of insurance charges and administration charges (note 2)	(378,201)	(389,648)	(263,826)	(420,037)	(28,135)	(26,296)	(193,867)	(202,394)
Asset charges (note 3):
FPVUL & VEL contracts	(12,890)	(13,903)	(17,011)	(22,945)	(2,067)	(2,422)	(2,696)	(2,655)
MSP contracts	(249)	(231)	(739)	(696)	(27)	(26)	-	-
SL contracts or LSFP contracts	(2,595)	(2,696)	(3,335)	(3,560)	(102)	(5)	-	-
Adjustments to maintain reserves	(44,064)	125	17	(1)	4	5	143	90

Net equity transactions	(3,701,674)	(1,812,590)	(1,147,744)	(3,369,685)	290	(92,948)	1,385,752	746,598

Net change in Contract Owners’ Equity	(44,679)	(193,857)	(983,891)	(3,187,193)	79,791	(15,702)	1,549,997	1,198,435
Contract Owners’ Equity beginning of period	24,424,763	24,618,620	7,800,411	10,987,604	649,006	664,708	14,597,838	13,399,403

Contract Owners’ Equity end of period	$24,380,084	24,424,763	6,816,520	7,800,411	728,797	649,006	16,147,835	14,597,838

CHANGES IN UNITS:
Beginning units	1,063,433	1,146,428	457,762	662,999	44,251	51,295	1,451,430	1,372,392
Units purchased	34,494	54,562	27,524	22,917	6,467	3,434	285,335	450,652
Units redeemed	(188,198)	(137,557)	(93,408)	(228,154)	(6,342)	(10,478)	(161,613)	(371,614)

Ending units	909,729	1,063,433	391,878	457,762	44,376	44,251	1,575,152	1,451,430

	ACGI		ACEG		AVBVI		AVHY1
	2017	2016	2017	2016	2017	2016	2017	2016
Investment activity:
Net investment income (loss)	$83,902	45,633	1,003	-	(9)	(3)	547,560	563,575
Realized gain (loss) on investments	(83,375)	(235,204)	128,710	83,193	28	(167)	(152,861)	(262,311)
Change in unrealized gain (loss) on investments	594,882	694,361	66,046	(172,967)	(406)	(93)	461,698	1,149,530
Reinvested capital gains	271,968	476,281	97,864	102,736	-	174	-	-

Net increase (decrease) in Contract Owners’ Equity resulting from operations	867,377	981,071	293,623	12,962	(387)	(89)	856,397	1,450,794

Equity transactions:
Purchase payments received from contract owners (notes 2 and 6)	140,800	(13,815)	87,576	56,839	20	205	173,879	334,329
Transfers between funds	444,182	240,197	(12,660)	(144,095)	51,790	(8,677)	235,957	(440,421)
Surrenders (note 6)	(51,611)	(17,329)	(90,035)	(96,191)	-	-	(569,886)	(640,052)
Death benefits (note 4)	(41,402)	-	(6,018)	(7,138)	-	-	(57,230)	(48,057)
Net policy repayments (loans) (note 5)	(219)	(898)	6,144	19,350	-	-	(14,161)	563
Deductions for surrender charges (note 2)	-	-	(59)	(59)	-	-	-	-
Redemptions to pay cost of insurance charges and administration charges (note 2)	(83,532)	(72,520)	(55,346)	(52,555)	(505)	(483)	(136,031)	(139,884)
Asset charges (note 3):
FPVUL & VEL contracts	(38)	(36)	(4,227)	(4,377)	-	-	(314)	(364)
MSP contracts	-	-	(252)	(207)	-	-	-	-
SL contracts or LSFP contracts	-	-	(111)	(178)	-	-	-	-
Adjustments to maintain reserves	(23)	18	14	4	(1)	(7)	97	155

Net equity transactions	408,157	135,617	(74,974)	(228,607)	51,304	(8,962)	(367,689)	(933,731)

Net change in Contract Owners’ Equity	1,275,534	1,116,688	218,649	(215,645)	50,917	(9,051)	488,708	517,063
Contract Owners’ Equity beginning of period	5,846,925	4,730,237	1,106,971	1,322,616	476	9,527	14,318,218	13,801,155

Contract Owners’ Equity end of period	$7,122,459	5,846,925	1,325,620	1,106,971	51,393	476	14,806,926	14,318,218

CHANGES IN UNITS:
Beginning units	298,376	288,247	69,572	85,010	21	496	985,388	1,054,103
Units purchased	39,283	16,366	11,613	4,338	1,935	12	47,491	31,617
Units redeemed	(19,108)	(6,237)	(15,759)	(19,776)	(21)	(487)	(72,412)	(100,332)

Ending units	318,551	298,376	65,426	69,572	1,935	21	960,467	985,388

	AVIE		AVMCCI		AVSCE		IVKMG1
	2017	2016	2017	2016	2017	2016	2017	2016
Investment activity:
Net investment income (loss)	$596,803	547,970	1,450	(199)	(699)	(557)	(880)	(2,421)
Realized gain (loss) on investments	1,022,593	1,612,198	12,059	(51,522)	18,350	(42,933)	(19,739)	367,992
Change in unrealized gain (loss) on investments	7,850,169	(2,520,375)	28,802	60,083	5,938	53,568	502,080	(746,090)
Reinvested capital gains	-	-	7,593	27,727	12,805	17,325	203,161	349,893

Net increase (decrease) in Contract Owners’ Equity resulting from operations	9,469,565	(360,207)	49,904	36,089	36,394	27,403	684,622	(30,626)

Equity transactions:
Purchase payments received from contract owners (notes 2 and 6)	1,484,086	1,690,071	20,646	23,618	91	-	162,768	137,192
Transfers between funds	34,478	(389,178)	(48,547)	(99,664)	26,537	33,342	(260,194)	(1,380,268)
Surrenders (note 6)	(2,768,761)	(4,220,400)	(1,793)	(4,656)	-	-	(285,958)	(232,058)
Death benefits (note 4)	(186,466)	(103,221)	(4,932)	-	(14,392)	-	(15,290)	(28,388)
Net policy repayments (loans) (note 5)	207,525	(71,559)	500	(501)	(379)	(52)	13,981	(29,508)
Deductions for surrender charges (note 2)	-	-	-	-	-	-	(1,025)	(232)
Redemptions to pay cost of insurance charges and administration charges (note 2)	(575,246)	(581,953)	(11,696)	(11,651)	(2,156)	(1,677)	(93,239)	(110,740)
Asset charges (note 3):
FPVUL & VEL contracts	(3,211)	(2,725)	(260)	(455)	-	-	(7,547)	(8,280)
MSP contracts	-	-	-	-	-	-	(358)	(314)
SL contracts or LSFP contracts	-	-	-	-	-	-	(1,576)	(1,612)
Adjustments to maintain reserves	(587)	168	(17)	6	(4)	5	9	(7)

Net equity transactions	(1,808,182)	(3,678,797)	(46,099)	(93,303)	9,697	31,618	(488,429)	(1,654,215)

Net change in Contract Owners’ Equity	7,661,383	(4,039,004)	3,805	(57,214)	46,091	59,021	196,193	(1,684,841)
Contract Owners’ Equity beginning of period	43,042,681	47,081,685	345,514	402,728	259,411	200,390	3,383,296	5,068,137

Contract Owners’ Equity end of period	$50,704,064	43,042,681	349,319	345,514	305,502	259,411	3,579,489	3,383,296

CHANGES IN UNITS:
Beginning units	1,875,898	2,038,231	15,984	21,154	23,157	19,997	228,597	345,418
Units purchased	174,551	262,658	1,188	2,034	2,989	3,329	18,815	10,799
Units redeemed	(250,840)	(424,991)	(3,119)	(7,204)	(2,175)	(169)	(50,170)	(127,620)

Ending units	1,799,609	1,875,898	14,053	15,984	23,971	23,157	197,242	228,597

	IVBRA1		JPMMV1		JPSCE1		JABS
	2017	2016	2017	2016	2017	2016	2017	2016
Investment activity:
Net investment income (loss)	$57,328	4,578	237,235	103,235	110	150	368,611	487,422
Realized gain (loss) on investments	(2,407)	(43,310)	531,919	84,083	3,677	53	730,602	371,249
Change in unrealized gain (loss) on investments	9,986	110,463	2,485,637	2,027,483	18,953	11,963	3,751,298	(33,133)
Reinvested capital gains	77,742	-	1,793,209	866,641	1,054	5,001	57,835	380,816

Net increase (decrease) in Contract Owners’ Equity resulting from operations	142,649	71,731	5,048,000	3,081,442	23,794	17,167	4,908,346	1,206,354

Equity transactions:
Purchase payments received from contract owners (notes 2 and 6)	62,853	37,280	1,214,548	1,015,452	53,328	36,574	1,863,778	2,377,201
Transfers between funds	(153,556)	858,258	7,041,764	14,317,494	77,411	10,226	(593,900)	1,678,822
Surrenders (note 6)	(1,385)	(59,132)	(2,151,597)	(330,481)	-	-	(764,451)	(2,081,787)
Death benefits (note 4)	-	-	(106,425)	(53,141)	(139)	-	(123,914)	(20,585)
Net policy repayments (loans) (note 5)	2,390	(2,470)	(5,299)	(57,630)	(31)	-	(188,436)	(28,041)
Deductions for surrender charges (note 2)	-	-	-	-	-	-	-	(80)
Redemptions to pay cost of insurance charges and administration charges (note 2)	(43,305)	(36,160)	(429,269)	(263,554)	(3,498)	(2,239)	(572,484)	(556,457)
Asset charges (note 3):
FPVUL & VEL contracts	(4,729)	(3,538)	(2,121)	(1,608)	(21)	-	(8,149)	(11,988)
MSP contracts	-	-	-	-	-	-	(59)	(52)
SL contracts or LSFP contracts	-	-	-	-	-	-	(2,101)	(1,809)
Adjustments to maintain reserves	(3)	(3)	(285)	131	2	8	92	131

Net equity transactions	(137,735)	794,235	5,561,316	14,626,663	127,052	44,569	(389,624)	1,355,355

Net change in Contract Owners’ Equity	4,914	865,966	10,609,316	17,708,105	150,846	61,736	4,518,722	2,561,709
Contract Owners’ Equity beginning of period	1,486,483	620,517	33,768,491	16,060,386	105,109	43,373	28,132,139	25,570,430

Contract Owners’ Equity end of period	$1,491,397	1,486,483	44,377,807	33,768,491	255,955	105,109	32,650,861	28,132,139

CHANGES IN UNITS:
Beginning units	134,610	62,732	1,056,953	573,578	9,466	4,684	1,000,252	947,970
Units purchased	4,990	82,585	306,615	573,330	12,534	5,021	104,008	490,409
Units redeemed	(16,999)	(10,707)	(139,369)	(89,955)	(1,953)	(239)	(121,259)	(438,127)

Ending units	122,601	134,610	1,224,199	1,056,953	20,047	9,466	983,001	1,000,252

	JAEI		JAMGS		JAFBS		JACAS
	2017	2016	2017	2016	2017	2016	2017	2016
Investment activity:
Net investment income (loss)	$108	-	76,286	9,192	223,202	281,722	(31,297)	345,523
Realized gain (loss) on investments	10,638	-	561,968	(8,289)	(159,175)	(87,233)	(1,652,299)	(897,545)
Change in unrealized gain (loss) on investments	19,501	-	1,060,755	59,755	263,164	19,203	10,836,077	(4,252,129)
Reinvested capital gains	1,025	-	1,144,031	139,121	-	-	2,581,126	5,577,646

Net increase (decrease) in Contract Owners’ Equity resulting from operations	31,272	-	2,843,040	199,779	327,191	213,692	11,733,607	773,495

Equity transactions:
Purchase payments received from contract owners (notes 2 and 6)	26,873	-	622,101	110,425	1,000,174	1,118,361	2,937,304	1,944,671
Transfers between funds	649,542	-	12,854,343	4,664,985	(6,872,981)	739,105	(1,029,085)	(1,618,379)
Surrenders (note 6)	(524)	-	(757,161)	(23,331)	(1,817,540)	(447,095)	(4,620,646)	(3,299,119)
Death benefits (note 4)	-	-	(12,061)	(3,506)	(76,202)	(4,930)	(97,815)	(224,935)
Net policy repayments (loans) (note 5)	(7,707)	-	(16,913)	21	(1,090)	(22,446)	(115,207)	42,217
Deductions for surrender charges (note 2)	-	-	-	-	-	-	(2,311)	(2,945)
Redemptions to pay cost of insurance charges and administration charges (note 2)	(3,666)	-	(156,523)	(21,484)	(138,820)	(179,492)	(1,456,283)	(1,507,700)
Asset charges (note 3):
FPVUL & VEL contracts	(312)	-	(603)	(241)	(1,416)	(887)	(78,632)	(95,079)
MSP contracts	-	-	-	-	-	-	(3,078)	(2,708)
SL contracts or LSFP contracts	-	-	-	-	-	-	(9,846)	(9,580)
Adjustments to maintain reserves	(4)	-	191	18	(9)	70	94	63

Net equity transactions	664,202	-	12,533,374	4,726,887	(7,907,884)	1,202,686	(4,475,505)	(4,773,494)

Net change in Contract Owners’ Equity	695,474	-	15,376,414	4,926,666	(7,580,693)	1,416,378	7,258,102	(3,999,999)
Contract Owners’ Equity beginning of period	-	-	4,926,666	-	13,834,191	12,417,813	41,096,683	45,096,682

Contract Owners’ Equity end of period	$695,474	-	20,303,080	4,926,666	6,253,498	13,834,191	48,354,785	41,096,683

CHANGES IN UNITS:
Beginning units	-	-	457,212	-	1,347,630	1,234,000	1,996,099	2,232,703
Units purchased	60,996	-	1,124,532	522,307	148,303	397,862	72,728	101,902
Units redeemed	(1,156)	-	(97,561)	(65,095)	(905,885)	(284,232)	(261,228)	(338,506)

Ending units	59,840	-	1,484,183	457,212	590,048	1,347,630	1,807,599	1,996,099

	JAGTS		JAIGS		JAMVS		LZREMS
	2017	2016	2017	2016	2017	2016	2017	2016
Investment activity:
Net investment income (loss)	$78,601	8,492	334,948	1,014,708	6,745	11,267	574,877	252,812
Realized gain (loss) on investments	956,836	604,628	(1,205,218)	(2,062,735)	8,103	(259,699)	(106,954)	(1,702,967)
Change in unrealized gain (loss) on investments	4,803,729	679,227	6,649,133	(967,714)	118,041	305,306	8,278,654	7,204,148
Reinvested capital gains	1,111,783	511,313	-	580,615	57,976	240,070	-	-

Net increase (decrease) in Contract Owners’ Equity resulting from operations	6,950,949	1,803,660	5,778,863	(1,435,126)	190,865	296,944	8,746,577	5,753,993

Equity transactions:
Purchase payments received from contract owners (notes 2 and 6)	1,090,587	229,576	927,074	963,073	3,446	21,889	969,101	1,236,136
Transfers between funds	1,863,695	235,446	(469,949)	(613,083)	(8,122)	(440,468)	997,820	182,138
Surrenders (note 6)	(825,332)	(762,592)	(1,241,516)	(1,173,845)	(11,663)	(428,848)	(1,770,396)	(1,978,714)
Death benefits (note 4)	(277,004)	(52,235)	(100,647)	(74,585)	(561)	-	(143,826)	(69,218)
Net policy repayments (loans) (note 5)	272,968	55,574	79,026	1,057,320	(72)	26,699	(63,096)	(5,919)
Deductions for surrender charges (note 2)	(188)	(723)	(1,815)	(1,839)	-	-	-	-
Redemptions to pay cost of insurance charges and administration charges (note 2)	(641,841)	(485,149)	(753,613)	(792,232)	(23,649)	(32,715)	(410,944)	(343,952)
Asset charges (note 3):
FPVUL & VEL contracts	(40,165)	(41,223)	(40,080)	(52,104)	(23)	(226)	(2,512)	(1,649)
MSP contracts	(1,241)	(884)	(2,403)	(2,139)	-	-	-	-
SL contracts or LSFP contracts	(9,027)	2,525	(5,479)	(5,536)	-	-	-	-
Adjustments to maintain reserves	59	38	2,586	39	66	109	156	273

Net equity transactions	1,432,511	(819,647)	(1,606,816)	(694,931)	(40,578)	(853,560)	(423,697)	(980,905)

Net change in Contract Owners’ Equity	8,383,460	984,013	4,172,047	(2,130,057)	150,287	(556,616)	8,322,880	4,773,088
Contract Owners’ Equity beginning of period	14,991,999	14,007,986	19,431,410	21,561,467	1,432,096	1,988,712	31,006,169	26,233,081

Contract Owners’ Equity end of period	$23,375,459	14,991,999	23,603,457	19,431,410	1,582,383	1,432,096	39,329,049	31,006,169

CHANGES IN UNITS:
Beginning units	1,367,724	1,452,572	1,506,768	1,556,610	82,367	135,681	3,028,245	3,088,800
Units purchased	307,109	132,104	88,925	165,120	14,513	17,164	226,575	363,097
Units redeemed	(200,266)	(216,952)	(195,759)	(214,962)	(16,540)	(70,478)	(245,397)	(423,652)

Ending units	1,474,567	1,367,724	1,399,934	1,506,768	80,340	82,367	3,009,423	3,028,245

	SBVSG		LOVBD		LOVMCV		LOVTRC
	2017	2016	2017	2016	2017	2016	2017	2016
Investment activity:
Net investment income (loss)	$(26,780)	(24,218)	115,455	105,903	38	311	437,411	281,316
Realized gain (loss) on investments	131,218	(428,485)	12,275	(2,539)	(730)	(430)	12,972	2,501
Change in unrealized gain (loss) on investments	2,342,221	679,565	77,063	239,149	1,847	10,809	75,860	(67,178)
Reinvested capital gains	282,066	458,852	28,778	-	1,124	6,385	-	43,581

Net increase (decrease) in Contract Owners’ Equity resulting from operations	2,728,725	685,714	233,571	342,513	2,279	17,075	526,243	260,220

Equity transactions:
Purchase payments received from contract owners (notes 2 and 6)	913,974	795,320	28,161	18,883	4	102	1,005,103	401,935
Transfers between funds	(201,856)	474,679	260,741	2,068,869	(107,821)	11,578	7,559,744	4,121,728
Surrenders (note 6)	(994,746)	(654,068)	(2,402)	(33,895)	(780)	(1,016)	(210,412)	(14,700)
Death benefits (note 4)	(56,921)	(75,471)	(792)	(163,567)	-	(8,330)	(92,801)	-
Net policy repayments (loans) (note 5)	(3,769)	(13,284)	(2,689)	(1)	155	59	(72,097)	(11,228)
Deductions for surrender charges (note 2)	-	-	-	-	-	-	-	-
Redemptions to pay cost of insurance charges and administration charges (note 2)	(209,575)	(198,906)	(27,449)	(20,618)	(555)	(1,366)	(217,296)	(129,414)
Asset charges (note 3):
FPVUL & VEL contracts	(2,126)	(1,700)	(31)	-	(17)	(18)	(1,971)	(1,448)
MSP contracts	-	-	-	-	-	-	-	-
SL contracts or LSFP contracts	-	-	-	-	-	-	-	-
Adjustments to maintain reserves	(136)	71	-	28	17	(5)	189	10

Net equity transactions	(555,155)	326,641	255,539	1,869,699	(108,997)	1,004	7,970,459	4,366,883

Net change in Contract Owners’ Equity	2,173,570	1,012,355	489,110	2,212,212	(106,718)	18,079	8,496,702	4,627,103
Contract Owners’ Equity beginning of period	12,235,290	11,222,935	2,518,441	306,229	118,289	100,210	11,458,058	6,830,955

Contract Owners’ Equity end of period	$14,408,860	12,235,290	3,007,551	2,518,441	11,571	118,289	19,954,760	11,458,058

CHANGES IN UNITS:
Beginning units	634,718	614,965	226,991	30,871	5,533	5,441	1,122,526	696,348
Units purchased	71,639	151,038	24,697	216,642	17	639	864,964	445,431
Units redeemed	(104,212)	(131,285)	(2,886)	(20,522)	(5,053)	(547)	(101,265)	(19,253)

Ending units	602,145	634,718	248,802	226,991	497	5,533	1,886,225	1,122,526

	LOVSDC		MVBRES		MVRBSS		MV2IGI
	2017	2016	2017	2016	2017	2016	2017	2016
Investment activity:
Net investment income (loss)	$461,194	295,157	8,636	7,571	(52)	-	20,455	17,384
Realized gain (loss) on investments	(21,321)	1,360	5,800	(46,203)	17	-	(12,128)	(45,205)
Change in unrealized gain (loss) on investments	(173,602)	(294,797)	118,068	18,562	429	-	610,137	(135,306)
Reinvested capital gains	-	-	17,562	78,664	-	-	163,096	335,460

Net increase (decrease) in Contract Owners’ Equity resulting from operations	266,271	1,720	150,066	58,594	394	-	781,560	172,333

Equity transactions:
Purchase payments received from contract owners (notes 2 and 6)	304,719	91,828	77,050	43,134	-	-	118,044	102,921
Transfers between funds	2,293,825	11,989,304	129,974	(232,876)	97,406	-	(13,033)	21,209
Surrenders (note 6)	(42,550)	(71,244)	-	-	-	-	(174,016)	(255,074)
Death benefits (note 4)	(241,486)	(1,219)	(13,848)	-	-	-	(46,366)	(2,295)
Net policy repayments (loans) (note 5)	205	-	(282)	(2,882)	-	-	3,356	1,781
Deductions for surrender charges (note 2)	-	-	-	-	-	-	(15)	(244)
Redemptions to pay cost of insurance charges and administration charges (note 2)	(155,824)	(29,649)	(14,639)	(13,110)	(743)	-	(117,794)	(126,044)
Asset charges (note 3):
FPVUL & VEL contracts	-	-	-	-	-	-	(12,071)	(12,214)
MSP contracts	-	-	-	-	-	-	(73)	(63)
SL contracts or LSFP contracts	-	-	-	-	-	-	(634)	(578)
Adjustments to maintain reserves	(9)	33	(4)	3	3	-	(1)	1

Net equity transactions	2,158,880	11,979,053	178,251	(205,731)	96,666	-	(242,603)	(270,600)

Net change in Contract Owners’ Equity	2,425,151	11,980,773	328,317	(147,137)	97,060	-	538,957	(98,267)
Contract Owners’ Equity beginning of period	11,980,773	-	673,978	821,115	-	-	2,837,846	2,936,113

Contract Owners’ Equity end of period	$14,405,924	11,980,773	1,002,295	673,978	97,060	-	3,376,803	2,837,846

CHANGES IN UNITS:
Beginning units	1,181,419	-	56,347	74,067	-	-	271,340	297,791
Units purchased	259,170	1,195,736	16,342	3,656	9,557	-	13,565	17,534
Units redeemed	(47,201)	(14,317)	(2,961)	(21,376)	(73)	-	(33,495)	(43,985)

Ending units	1,393,388	1,181,419	69,728	56,347	9,484	-	251,410	271,340

	MV2RIS		MNDIC		MNDSC		MVFIC
	2017	2016	2017	2016	2017	2016	2017	2016
Investment activity:
Net investment income (loss)	$16,072	28,917	-	-	(231)	(256)	246,824	231,520
Realized gain (loss) on investments	12,472	(38,030)	7,147	(53,719)	1,646	(49,918)	565,587	386,332
Change in unrealized gain (loss) on investments	529,643	(24,100)	76,772	63,817	43,687	35,371	780,829	(78,359)
Reinvested capital gains	-	-	6,358	14,797	1,986	4,306	505,074	894,276

Net increase (decrease) in Contract Owners’ Equity resulting from operations	558,187	(33,213)	90,277	24,895	47,088	(10,497)	2,098,314	1,433,769

Equity transactions:
Purchase payments received from contract owners (notes 2 and 6)	(23,549)	18,590	76,932	15,770	14,034	15,596	358,801	378,639
Transfers between funds	(1,454,819)	(169,997)	58,208	(44,392)	462,128	(276,357)	82,611	1,265,114
Surrenders (note 6)	(12,716)	(6,028)	(27,143)	(32,569)	(7,879)	-	(490,615)	(459,490)
Death benefits (note 4)	(4,624)	(19)	-	-	-	(9,639)	(41,540)	(47,684)
Net policy repayments (loans) (note 5)	(39)	(3,900)	3,267	(15,500)	(2,982)	7,430	(51,200)	(62,065)
Deductions for surrender charges (note 2)	-	-	-	-	-	-	(1,105)	(451)
Redemptions to pay cost of insurance charges and administration charges (note 2)	(33,508)	(43,291)	(14,138)	(15,417)	(3,076)	(3,730)	(398,281)	(372,390)
Asset charges (note 3):
FPVUL & VEL contracts	(49)	(26)	(869)	(1,221)	(99)	(26)	(22,117)	(23,835)
MSP contracts	-	-	-	-	-	-	(1,021)	(1,025)
SL contracts or LSFP contracts	-	-	-	-	-	-	(10,309)	(9,092)
Adjustments to maintain reserves	22	24	(2)	(2)	-	(13)	(14)	1

Net equity transactions	(1,529,282)	(204,647)	96,255	(93,331)	462,126	(266,739)	(574,790)	667,722

Net change in Contract Owners’ Equity	(971,095)	(237,860)	186,532	(68,436)	509,214	(277,236)	1,523,524	2,101,491
Contract Owners’ Equity beginning of period	2,599,441	2,837,301	338,410	406,846	79,121	356,357	11,991,713	9,890,222

Contract Owners’ Equity end of period	$1,628,346	2,599,441	524,942	338,410	588,335	79,121	13,515,237	11,991,713

CHANGES IN UNITS:
Beginning units	287,386	310,021	23,315	30,567	5,578	27,229	332,771	313,122
Units purchased	20,576	3,115	8,332	1,295	27,836	1,137	15,770	48,654
Units redeemed	(167,009)	(25,750)	(3,092)	(8,547)	(868)	(22,788)	(29,759)	(29,005)

Ending units	140,953	287,386	28,555	23,315	32,546	5,578	318,782	332,771

	MVFSC		MVIVSC		MSVFI		MSEM
	2017	2016	2017	2016	2017	2016	2017	2016
Investment activity:
Net investment income (loss)	$1,184,053	965,504	1,090,248	760,414	67,814	39,727	1,274,351	1,948,214
Realized gain (loss) on investments	693,268	1,359,038	6,281,587	3,141,015	14,160	20,892	(25,569)	(870,142)
Change in unrealized gain (loss) on investments	6,773,278	592,887	14,607,958	(2,785,489)	47,998	40,199	882,989	2,499,907
Reinvested capital gains	3,118,257	4,787,257	93,774	1,871,728	-	-	-	-

Net increase (decrease) in Contract Owners’ Equity resulting from operations	11,768,856	7,704,686	22,073,567	2,987,668	129,972	100,818	2,131,771	3,577,979

Equity transactions:
Purchase payments received from contract owners (notes 2 and 6)	3,144,091	3,231,149	2,562,389	2,891,566	151,700	76,273	447,066	392,831
Transfers between funds	6,371,545	19,810,427	4,546,202	8,379,773	275,043	423,797	827,232	(14,717,441)
Surrenders (note 6)	(2,761,457)	(1,208,825)	(6,352,005)	(5,600,892)	(52,784)	(70,011)	(252,190)	(276,075)
Death benefits (note 4)	(252,269)	(131,428)	(386,248)	(218,049)	(10,328)	(635)	(114,140)	(16,124)
Net policy repayments (loans) (note 5)	(56,056)	53,185	38,773	(40,637)	23,234	(12,792)	30,276	(44,850)
Deductions for surrender charges (note 2)	-	-	-	-	(2,801)	(165)	-	(27)
Redemptions to pay cost of insurance charges and administration charges (note 2)	(884,469)	(726,032)	(1,091,563)	(972,870)	(120,935)	(113,851)	(353,090)	(426,544)
Asset charges (note 3):
FPVUL & VEL contracts	(8,619)	(7,436)	(3,752)	(3,867)	(6,229)	(6,861)	(11,472)	(13,749)
MSP contracts	-	-	-	-	(552)	(523)	(225)	(233)
SL contracts or LSFP contracts	-	-	-	-	(1,298)	(1,093)	(847)	(930)
Adjustments to maintain reserves	737	324	1,183	543	9	(8)	38	82

Net equity transactions	5,553,503	21,021,364	(685,021)	4,435,567	255,059	294,131	572,648	(15,103,060)

Net change in Contract Owners’ Equity	17,322,359	28,726,050	21,388,546	7,423,235	385,031	394,949	2,704,419	(11,525,081)
Contract Owners’ Equity beginning of period	64,920,421	36,194,371	82,415,948	74,992,713	2,002,670	1,607,721	21,693,860	33,218,941

Contract Owners’ Equity end of period	$82,242,780	64,920,421	103,804,494	82,415,948	2,387,701	2,002,670	24,398,279	21,693,860

CHANGES IN UNITS:
Beginning units	3,786,227	2,395,774	3,598,366	3,393,304	118,983	101,355	507,033	826,783
Units purchased	607,585	1,683,336	294,966	604,787	25,280	31,361	36,507	22,258
Units redeemed	(296,486)	(292,883)	(312,345)	(399,725)	(10,740)	(13,733)	(18,953)	(342,008)

Ending units	4,097,326	3,786,227	3,580,987	3,598,366	133,523	118,983	524,587	507,033

	VKVGR2		MSVMG		MSVEG		MSVRE
	2017	2016	2017	2016	2017	2016	2017	2016
Investment activity:
Net investment income (loss)	$89,742	62,659	(10,942)	(15,593)	(4,084)	(3,172)	223,389	223,274
Realized gain (loss) on investments	30,324	178,466	(687,225)	(1,835,295)	(6,211)	7,923	989,552	2,089,195
Change in unrealized gain (loss) on investments	267,830	(57,078)	2,215,729	825,277	512,189	(270,212)	(760,744)	(1,046,284)
Reinvested capital gains	-	-	-	329,968	181,284	251,337	-	-

Net increase (decrease) in Contract Owners’ Equity resulting from operations	387,896	184,047	1,517,562	(695,643)	683,178	(14,124)	452,197	1,266,185

Equity transactions:
Purchase payments received from contract owners (notes 2 and 6)	309,766	384,977	(2,793)	110,401	35,390	2,621	89,219	206,868
Transfers between funds	853,598	(574,458)	(2,146,585)	(2,080,063)	627,377	307,430	(2,384,955)	(2,294,347)
Surrenders (note 6)	(1,352,914)	(368,395)	(81,893)	(866,279)	(264,819)	(15,917)	(131,523)	(1,017,885)
Death benefits (note 4)	(3,285)	(3,247)	(27,779)	(97,259)	(386)	-	(109,035)	-
Net policy repayments (loans) (note 5)	(17,396)	59,364	(23,025)	50,796	(25,227)	(8,411)	1,031	(33,589)
Deductions for surrender charges (note 2)	-	-	-	-	-	-	-	-
Redemptions to pay cost of insurance charges and administration charges (note 2)	(62,379)	(82,289)	(53,652)	(84,743)	(79,148)	(59,738)	(169,359)	(192,379)
Asset charges (note 3):
FPVUL & VEL contracts	(129)	(535)	(209)	(521)	(820)	(445)	1	42
MSP contracts	-	-	-	-	-	-	-	-
SL contracts or LSFP contracts	-	-	-	-	-	-	-	-
Adjustments to maintain reserves	116	43	(824)	9	6	15	1,093	189

Net equity transactions	(272,623)	(584,540)	(2,336,760)	(2,967,659)	292,373	225,555	(2,703,528)	(3,331,101)

Net change in Contract Owners’ Equity	115,273	(400,493)	(819,198)	(3,663,302)	975,551	211,431	(2,251,331)	(2,064,916)
Contract Owners’ Equity beginning of period	4,870,267	5,270,760	5,557,051	9,220,353	1,601,538	1,390,107	18,264,129	20,329,045

Contract Owners’ Equity end of period	$4,985,540	4,870,267	4,737,853	5,557,051	2,577,089	1,601,538	16,012,798	18,264,129

CHANGES IN UNITS:
Beginning units	422,599	471,131	372,666	561,751	81,298	69,285	338,494	402,965
Units purchased	115,953	179,301	7,007	6,899	29,804	18,681	2,903	16,927
Units redeemed	(142,849)	(227,833)	(149,992)	(195,984)	(19,760)	(6,668)	(53,362)	(81,398)

Ending units	395,703	422,599	229,681	372,666	91,342	81,298	288,035	338,494

	IDPGI		IDPG		NCPGI		NCPG
	2017	2016	2017	2016	2017	2016	2017	2016
Investment activity:
Net investment income (loss)	$2	15	711	56	2	14	938	1,603
Realized gain (loss) on investments	(11)	-	3	(1,347)	(9)	70	406	(1,431)
Change in unrealized gain (loss) on investments	28	(21)	(308)	3,568	27	(21)	5,284	3,247
Reinvested capital gains	1	-	-	-	3	-	1,956	-

Net increase (decrease) in Contract Owners’ Equity resulting from operations	20	(6)	406	2,277	23	63	8,584	3,419

Equity transactions:
Purchase payments received from contract owners (notes 2 and 6)	-	2	256	-	-	230	10,084	1,927
Transfers between funds	-	812	41,957	(43,826)	-	678	(3,533)	2,235
Surrenders (note 6)	-	-	-	-	-	-	(2,435)	-
Death benefits (note 4)	-	-	-	-	-	-	-	-
Net policy repayments (loans) (note 5)	(726)	-	155	-	(726)	-	207	(1)
Deductions for surrender charges (note 2)	-	-	-	-	-	-	-	-
Redemptions to pay cost of insurance charges and administration charges (note 2)	(9)	(7)	(213)	(1,321)	(9)	(162)	(3,007)	(3,369)
Asset charges (note 3):
FPVUL & VEL contracts	(1)	-	21	(79)	(1)	(6)	(281)	(296)
MSP contracts	-	-	-	-	-	-	-	-
SL contracts or LSFP contracts	-	-	-	-	-	-	-	-
Adjustments to maintain reserves	(6)	5	4	(3)	4	1	(3)	(3)

Net equity transactions	(742)	812	42,180	(45,229)	(732)	741	1,032	493

Net change in Contract Owners’ Equity	(722)	806	42,586	(42,952)	(709)	804	9,616	3,912
Contract Owners’ Equity beginning of period	806	-	-	42,952	804	-	48,251	44,339

Contract Owners’ Equity end of period	$84	806	42,586	-	95	804	57,867	48,251

CHANGES IN UNITS:
Beginning units	77	-	-	4,397	78	-	4,715	4,610
Units purchased	-	78	3,488	-	-	102	1,089	484
Units redeemed	(70)	(1)	(20)	(4,397)	(70)	(24)	(1,011)	(379)

Ending units	7	77	3,468	-	8	78	4,793	4,715

	NVBX		NVIX		NVAMV1		GVAAA2
	2017	2016	2017	2016	2017	2016	2017	2016
Investment activity:
Net investment income (loss)	$3,808,117	2,095,416	936,690	663,001	686,064	899,308	127,374	172,460
Realized gain (loss) on investments	(274,729)	(114,780)	648,157	(1,009,193)	532,708	348,874	253,224	549,210
Change in unrealized gain (loss) on investments	(280,826)	(311,640)	5,615,580	737,391	679,085	2,121,293	975,670	(492,088)
Reinvested capital gains	233,747	207,636	-	-	1,473,699	3,723,802	256,602	546,241

Net increase (decrease) in Contract Owners’ Equity resulting from operations	3,486,309	1,876,632	7,200,427	391,199	3,371,556	7,093,277	1,612,870	775,823

Equity transactions:
Purchase payments received from contract owners (notes 2 and 6)	2,384,928	148,823	1,408,911	806,057	1,382,222	1,464,014	373,981	360,560
Transfers between funds	78,686,674	4,245,156	6,481,435	6,174,183	(516,330)	247,637	2,126,139	323,836
Surrenders (note 6)	(179,827)	(1,387,403)	(2,063,255)	(1,377,368)	(1,702,920)	(1,933,684)	(316,665)	(436,352)
Death benefits (note 4)	(424,433)	(187,056)	(93,359)	(41,354)	(347,085)	(149,913)	(144,521)	-
Net policy repayments (loans) (note 5)	(347)	(43,938)	(287,868)	(136,400)	(13,584)	(202,165)	17,938	(11,770)
Deductions for surrender charges (note 2)	-	-	-	-	(1,477)	(1,687)	(185)	(1,041)
Redemptions to pay cost of insurance charges and administration charges (note 2)	(1,637,113)	(1,302,722)	(489,977)	(358,301)	(1,480,586)	(1,522,502)	(358,203)	(340,128)
Asset charges (note 3):
FPVUL & VEL contracts	(16,076)	(15,544)	(10,083)	(6,019)	(104,249)	(123,355)	(28,321)	(25,452)
MSP contracts	-	-	-	-	(6,603)	(6,042)	(6,389)	(5,852)
SL contracts or LSFP contracts	-	-	-	-	(13,167)	(14,292)	(7,708)	(9,024)
Adjustments to maintain reserves	69	457	(65)	138	(25)	15	1,879	11

Net equity transactions	78,813,875	1,457,773	4,945,739	5,060,936	(2,803,804)	(2,241,974)	1,657,945	(145,212)

Net change in Contract Owners’ Equity	82,300,184	3,334,405	12,146,166	5,452,135	567,752	4,851,303	3,270,815	630,611
Contract Owners’ Equity beginning of period	98,726,317	95,391,912	25,664,925	20,212,790	41,186,313	36,335,010	9,262,950	8,632,339

Contract Owners’ Equity end of period	$181,026,501	98,726,317	37,811,091	25,664,925	41,754,065	41,186,313	12,533,765	9,262,950

CHANGES IN UNITS:
Beginning units	9,423,378	9,294,873	2,805,657	2,225,659	1,455,365	1,546,350	511,729	519,808
Units purchased	7,716,974	365,216	828,106	865,879	58,219	72,517	134,795	53,624
Units redeemed	(375,371)	(236,711)	(318,913)	(285,881)	(155,931)	(163,502)	(48,535)	(61,703)

Ending units	16,764,981	9,423,378	3,314,850	2,805,657	1,357,653	1,455,365	597,989	511,729

	GVABD2		GVAGG2		GVAGR2		GVAGI2
	2017	2016	2017	2016	2017	2016	2017	2016
Investment activity:
Net investment income (loss)	$16,378	36,167	58,811	106,999	33,931	21,216	49,457	33,651
Realized gain (loss) on investments	(3,080)	38,312	317,750	218,075	502,994	459,935	160,178	216,152
Change in unrealized gain (loss) on investments	25,331	(31,601)	1,181,139	(1,024,820)	1,294,666	(1,621,539)	136,914	(321,435)
Reinvested capital gains	3,703	4,994	656,213	683,147	828,760	1,979,469	350,022	400,303

Net increase (decrease) in Contract Owners’ Equity resulting from operations	42,332	47,872	2,213,913	(16,599)	2,660,351	839,081	696,571	328,671

Equity transactions:
Purchase payments received from contract owners (notes 2 and 6)	81,545	83,662	392,096	341,622	407,632	371,254	192,615	156,561
Transfers between funds	35,672	27,616	37,549	(89,150)	124,301	(545,913)	(171,094)	176,428
Surrenders (note 6)	(111,635)	(170,862)	(468,567)	(496,395)	(611,465)	(279,291)	(41,658)	(270,016)
Death benefits (note 4)	(204)	(2,649)	(143,956)	(76,529)	(147,732)	(1,704)	-	(7,167)
Net policy repayments (loans) (note 5)	(9,271)	725	35,610	6,389	16,484	167,704	(14,089)	792
Deductions for surrender charges (note 2)	(802)	(284)	(517)	(723)	(657)	(737)	(1)	(527)
Redemptions to pay cost of insurance charges and administration charges (note 2)	(97,020)	(105,553)	(249,502)	(238,363)	(292,525)	(291,667)	(95,391)	(87,098)
Asset charges (note 3):
FPVUL & VEL contracts	(3,460)	(4,727)	(17,168)	(19,868)	(23,723)	(25,391)	(6,153)	(7,101)
MSP contracts	(639)	(650)	(1,319)	(1,129)	(2,382)	(1,959)	(1,695)	(1,449)
SL contracts or LSFP contracts	(1,654)	(1,773)	(3,886)	(3,394)	(6,150)	(5,334)	(1,385)	(1,598)
Adjustments to maintain reserves	(1)	(1)	(1)	(2)	19	(17)	2	(10)

Net equity transactions	(107,469)	(174,496)	(419,661)	(577,542)	(536,198)	(613,055)	(138,849)	(41,185)

Net change in Contract Owners’ Equity	(65,137)	(126,624)	1,794,252	(594,141)	2,124,153	226,026	557,722	287,486
Contract Owners’ Equity beginning of period	1,373,217	1,499,841	7,303,931	7,898,072	9,767,654	9,541,628	3,277,768	2,990,282

Contract Owners’ Equity end of period	$1,308,080	1,373,217	9,098,183	7,303,931	11,891,807	9,767,654	3,835,490	3,277,768

CHANGES IN UNITS:
Beginning units	101,604	113,914	393,395	426,191	505,916	539,000	195,828	198,459
Units purchased	7,963	10,133	20,309	25,660	27,776	35,097	15,083	12,369
Units redeemed	(15,794)	(22,443)	(39,533)	(58,456)	(51,723)	(68,181)	(22,970)	(15,000)

Ending units	93,773	101,604	374,171	393,395	481,969	505,916	187,941	195,828

	HIBF		GEM		GIG		NVIE6
	2017	2016	2017	2016	2017	2016	2017	2016
Investment activity:
Net investment income (loss)	$1,263,936	1,196,876	199,718	87,265	300,244	347,532	3,246	3,624
Realized gain (loss) on investments	(78,852)	(443,818)	(51,552)	(467,161)	(114,085)	(592,988)	2,026	1,835
Change in unrealized gain (loss) on investments	298,766	1,967,467	4,779,725	1,197,795	3,951,677	338,926	44,910	(4,487)
Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in Contract Owners’ Equity resulting from operations	1,483,850	2,720,525	4,927,891	817,899	4,137,836	93,470	50,182	972

Equity transactions:
Purchase payments received from contract owners (notes 2 and 6)	417,598	444,134	683,612	487,838	502,487	625,986	-	-
Transfers between funds	813,592	89,265	2,174,623	767,447	(1,128,846)	(1,137,075)	-	(2,433)
Surrenders (note 6)	(627,475)	(435,487)	(633,276)	(753,593)	(424,480)	(453,967)	(612)	-
Death benefits (note 4)	(107,182)	(21,830)	(934,583)	(35,683)	(50,975)	(16,130)	-	-
Net policy repayments (loans) (note 5)	(11,787)	(138,104)	290,643	28,578	3,772	(99,360)	(81)	(822)
Deductions for surrender charges (note 2)	(388)	(688)	(2,187)	(976)	(124)	-	(75)	-
Redemptions to pay cost of insurance charges and administration charges (note 2)	(585,454)	(601,411)	(408,686)	(383,311)	(391,792)	(419,203)	(4,743)	(5,013)
Asset charges (note 3):
FPVUL & VEL contracts	(29,326)	(34,408)	(23,897)	(21,675)	(18,036)	(25,526)	(364)	(332)
MSP contracts	(2,105)	(1,898)	(1,386)	(5,256)	(1,436)	(1,300)	-	-
SL contracts or LSFP contracts	(5,872)	(6,713)	(4,966)	(3,901)	(4,788)	(3,940)	(536)	(540)
Adjustments to maintain reserves	75	177	224	58	36	27	4	6

Net equity transactions	(138,324)	(706,963)	1,140,121	79,526	(1,514,182)	(1,530,488)	(6,407)	(9,134)

Net change in Contract Owners’ Equity	1,345,526	2,013,562	6,068,012	897,425	2,623,654	(1,437,018)	43,775	(8,162)
Contract Owners’ Equity beginning of period	22,163,019	20,149,457	12,233,957	11,336,532	16,611,416	18,048,434	187,771	195,933

Contract Owners’ Equity end of period	$23,508,545	22,163,019	18,301,969	12,233,957	19,235,070	16,611,416	231,546	187,771

CHANGES IN UNITS:
Beginning units	764,369	792,106	533,999	532,848	1,036,347	1,135,892	19,769	20,759
Units purchased	52,804	37,899	108,628	66,419	126,057	84,672	-	1
Units redeemed	(56,459)	(65,636)	(77,880)	(65,268)	(216,708)	(184,217)	(585)	(991)

Ending units	760,714	764,369	564,747	533,999	945,696	1,036,347	19,184	19,769

	NVNMO1		NVNSR1		NVCRA1		NVCRB1
	2017	2016	2017	2016	2017	2016	2017	2016
Investment activity:
Net investment income (loss)	$88,544	119,416	1,349	1,983	56,419	84,549	618,567	4,634,957
Realized gain (loss) on investments	589,931	205,302	(8,079)	(11,232)	(139,105)	(308,425)	14,245,653	269,250
Change in unrealized gain (loss) on investments	2,736,345	871,200	28,784	4,646	559,604	211,953	(5,299,729)	(2,720,352)
Reinvested capital gains	354,417	721,745	20,839	25,658	279,923	261,329	4,109,023	8,289,013

Net increase (decrease) in Contract Owners’ Equity resulting from operations	3,769,237	1,917,663	42,893	21,055	756,841	249,406	13,673,514	10,472,868

Equity transactions:
Purchase payments received from contract owners (notes 2 and 6)	477,948	548,695	14,806	13,015	1,129,208	847,975	1,635,769	1,304,236
Transfers between funds	(255,034)	(320,075)	5,829	(11,410)	(352,829)	(179,792)	(154,384,589)	342,117
Surrenders (note 6)	(596,846)	(659,158)	(77,729)	(31,333)	(203,294)	(232,884)	(2,137,772)	(117,595)
Death benefits (note 4)	(503,166)	(86,049)	-	-	(27,372)	(2,634)	(377,298)	(25,228)
Net policy repayments (loans) (note 5)	(15,408)	130,197	(672)	(263)	(323,384)	(182,394)	(501,672)	(653,670)
Deductions for surrender charges (note 2)	(9)	(283)	-	-	(489)	(22)	-	-
Redemptions to pay cost of insurance charges and administration charges (note 2)	(628,628)	(630,675)	(13,757)	(13,358)	(184,943)	(186,045)	(1,565,840)	(1,989,216)
Asset charges (note 3):
FPVUL & VEL contracts	(38,248)	(46,516)	(704)	(719)	(9,774)	(8,822)	(19,548)	(19,131)
MSP contracts	(1,959)	(1,607)	(32)	(28)	(272)	(236)	(348)	(323)
SL contracts or LSFP contracts	(3,508)	(3,320)	(126)	(128)	(197)	(180)	(884)	(845)
Adjustments to maintain reserves	14	(15)	15	(5)	26	(3)	135	446

Net equity transactions	(1,564,844)	(1,068,806)	(72,370)	(44,229)	26,680	54,963	(157,352,047)	(1,159,209)

Net change in Contract Owners’ Equity	2,204,393	848,857	(29,477)	(23,174)	783,521	304,369	(143,678,533)	9,313,659
Contract Owners’ Equity beginning of period	15,835,198	14,986,341	254,278	277,452	3,902,437	3,598,068	179,948,748	170,635,089

Contract Owners’ Equity end of period	$18,039,591	15,835,198	224,801	254,278	4,685,958	3,902,437	36,270,215	179,948,748

CHANGES IN UNITS:
Beginning units	970,413	1,043,310	13,923	16,728	257,360	257,344	10,166,375	10,232,948
Units purchased	34,254	46,450	2,109	1,429	68,938	64,162	134,794	150,628
Units redeemed	(119,226)	(119,347)	(5,655)	(4,234)	(69,767)	(64,146)	(8,392,870)	(217,201)

Ending units	885,441	970,413	10,377	13,923	256,531	257,360	1,908,299	10,166,375

	NVCCA1		NVCCN1		NVCMD1		NVCMA1
	2017	2016	2017	2016	2017	2016	2017	2016
Investment activity:
Net investment income (loss)	$100,600	165,184	80,901	99,483	119,478	188,889	120,237	179,825
Realized gain (loss) on investments	(340,262)	(237,194)	(105,521)	(152,686)	17,792	70,627	(20,518)	(37,099)
Change in unrealized gain (loss) on investments	786,889	22,595	186,038	126,724	343,600	(259,020)	551,762	(204,134)
Reinvested capital gains	363,229	433,816	72,824	97,910	395,653	459,457	585,644	560,402

Net increase (decrease) in Contract Owners’ Equity resulting from operations	910,456	384,401	234,242	171,431	876,523	459,953	1,237,125	498,994

Equity transactions:
Purchase payments received from contract owners (notes 2 and 6)	1,214,927	961,973	981,460	648,919	346,674	540,910	295,280	279,590
Transfers between funds	(354,878)	361,339	(339,784)	(311,022)	(1,013,049)	(364,884)	163,012	(117,539)
Surrenders (note 6)	(626,499)	(349,317)	(598,394)	(12,504)	(170,145)	(602,041)	(289,611)	(488,056)
Death benefits (note 4)	(370,151)	(6,414)	(13,815)	(181,344)	(313,333)	132	(138)	-
Net policy repayments (loans) (note 5)	(503,674)	(589,196)	(239,782)	(237,839)	51,820	258,750	21,639	305,450
Deductions for surrender charges (note 2)	-	(8,921)	-	-	(109)	(1,220)	(115)	(1,380)
Redemptions to pay cost of insurance charges and administration charges (note 2)	(338,133)	(338,427)	(207,430)	(220,768)	(198,270)	(205,496)	(185,408)	(188,632)
Asset charges (note 3):
FPVUL & VEL contracts	(15,695)	(16,619)	(7,727)	(8,764)	(10,897)	(15,144)	(17,187)	(17,980)
MSP contracts	(500)	(447)	(335)	(325)	(2,526)	(2,454)	(4,448)	(3,933)
SL contracts or LSFP contracts	(266)	(385)	(182)	(183)	(5,560)	(5,188)	(4,668)	(4,324)
Adjustments to maintain reserves	7	(8)	1	(6)	14	-	7	(9)

Net equity transactions	(994,862)	13,578	(425,988)	(323,836)	(1,315,381)	(396,635)	(21,637)	(236,813)

Net change in Contract Owners’ Equity	(84,406)	397,979	(191,746)	(152,405)	(438,858)	63,318	1,215,488	262,181
Contract Owners’ Equity beginning of period	6,261,130	5,863,151	3,980,590	4,132,995	6,922,714	6,859,396	6,816,853	6,554,672

Contract Owners’ Equity end of period	$6,176,724	6,261,130	3,788,844	3,980,590	6,483,856	6,922,714	8,032,341	6,816,853

CHANGES IN UNITS:
Beginning units	414,927	413,648	290,101	315,786	463,170	490,108	448,324	465,467
Units purchased	81,688	105,129	75,301	59,297	23,889	48,141	35,327	27,618
Units redeemed	(144,503)	(103,850)	(105,807)	(84,982)	(106,735)	(75,079)	(38,610)	(44,761)

Ending units	352,112	414,927	259,595	290,101	380,324	463,170	445,041	448,324

	NVCMC1		NVCBD1		NVLCP1		TRF
	2017	2016	2017	2016	2017	2016	2017	2016
Investment activity:
Net investment income (loss)	$82,785	112,639	55,162	49,627	51,381	68,874	1,261,752	1,709,803
Realized gain (loss) on investments	(186,787)	(155,765)	(2,639)	(1,299)	(5,237)	6,830	7,683,114	8,597,119
Change in unrealized gain (loss) on investments	357,981	125,934	22,296	210	40,257	485	16,632,397	4,064,038
Reinvested capital gains	161,065	156,143	-	2,375	-	8,840	-	-

Net increase (decrease) in Contract Owners’ Equity resulting from operations	415,044	238,951	74,819	50,913	86,401	85,029	25,577,263	14,370,960

Equity transactions:
Purchase payments received from contract owners (notes 2 and 6)	935,475	566,087	15,628	29,696	134,330	44,815	2,088,293	2,193,809
Transfers between funds	33,089	(704,248)	224,936	982,633	(359,881)	(28,979)	(12,003,195)	(1,404,286)
Surrenders (note 6)	(889,946)	(97,955)	(8,094)	(19,807)	(31,872)	(100,236)	(1,773,795)	(2,441,021)
Death benefits (note 4)	(164,208)	(13,368)	(8,202)	-	(702)	-	(689,157)	(487,634)
Net policy repayments (loans) (note 5)	(194,934)	(324,538)	(1,626)	(333,200)	(14,775)	(90,348)	(174,254)	(312,836)
Deductions for surrender charges (note 2)	-	-	-	-	(16)	-	(524)	(454)
Redemptions to pay cost of insurance charges and administration charges (note 2)	(224,024)	(215,749)	(53,988)	(33,281)	(89,213)	(93,228)	(2,996,212)	(2,964,696)
Asset charges (note 3):
FPVUL & VEL contracts	(9,237)	(8,805)	(1,737)	(1,870)	(1,316)	(1,944)	(141,698)	(146,321)
MSP contracts	95	(1,147)	(124)	(143)	(207)	(26)	(6,553)	(6,099)
SL contracts or LSFP contracts	(114)	(159)	(2,093)	(1,791)	(2,596)	(2,916)	(4,745)	(6,251)
Adjustments to maintain reserves	(6)	3	172	5	(2)	6	3,481	1,994

Net equity transactions	(513,810)	(799,879)	164,872	622,242	(366,250)	(272,856)	(15,698,359)	(5,573,795)

Net change in Contract Owners’ Equity	(98,766)	(560,928)	239,691	673,155	(279,849)	(187,827)	9,878,904	8,797,165
Contract Owners’ Equity beginning of period	4,358,449	4,919,377	1,650,436	977,281	2,222,841	2,410,668	131,664,747	122,867,582

Contract Owners’ Equity end of period	$4,259,683	4,358,449	1,890,127	1,650,436	1,942,992	2,222,841	141,543,651	131,664,747

CHANGES IN UNITS:
Beginning units	300,175	356,776	115,114	71,807	145,090	163,170	5,801,396	6,001,037
Units purchased	71,897	72,879	16,985	70,362	11,628	5,309	88,486	116,108
Units redeemed	(105,799)	(129,480)	(5,819)	(27,055)	(34,704)	(23,389)	(723,092)	(315,749)

Ending units	266,273	300,175	126,280	115,114	122,014	145,090	5,166,790	5,801,396

	GBF		GVIX2		GVIDA		NVDBL2
	2017	2016	2017	2016	2017	2016	2017	2016
Investment activity:
Net investment income (loss)	$1,059,688	1,026,592	67,559	56,393	537,222	360,253	30,941	29,850
Realized gain (loss) on investments	(748,273)	(810,781)	(6,312)	(276,330)	628,563	985,983	17,677	9,176
Change in unrealized gain (loss) on investments	711,258	101,038	489,889	132,903	1,539,588	(1,018,963)	86,676	19,056
Reinvested capital gains	-	-	-	-	2,593,639	1,644,978	39,539	36,174

Net increase (decrease) in Contract Owners’ Equity resulting from operations	1,022,673	316,849	551,136	(87,034)	5,299,012	1,972,251	174,833	94,256

Equity transactions:
Purchase payments received from contract owners (notes 2 and 6)	2,111,013	2,120,756	99,657	97,070	1,358,729	1,040,392	49,225	50,802
Transfers between funds	1,637,625	1,079,263	(132,688)	(979,881)	10,509,822	414,496	48,095	20,142
Surrenders (note 6)	(1,822,783)	(1,603,048)	(19,995)	(13,662)	(875,370)	(1,296,953)	(40,076)	(14,238)
Death benefits (note 4)	(414,046)	(1,082,081)	(66,360)	-	(11,643)	(69,650)	(9,033)	-
Net policy repayments (loans) (note 5)	(247,120)	127,169	29	10,508	(185,037)	142,792	65	194
Deductions for surrender charges (note 2)	(236)	(157)	(16)	(83)	(689)	(4,182)	-	-
Redemptions to pay cost of insurance charges and administration charges (note 2)	(2,769,101)	(2,851,290)	(34,506)	(33,320)	(883,555)	(782,452)	(72,388)	(70,444)
Asset charges (note 3):
FPVUL & VEL contracts	(54,195)	(74,052)	(1,440)	(1,789)	(67,211)	(65,492)	(3,788)	(4,019)
MSP contracts	(6,230)	(6,501)	(154)	(105)	(4,150)	(3,732)	-	-
SL contracts or LSFP contracts	(11,283)	(14,265)	(2,645)	(2,518)	(4,847)	(4,565)	(435)	(399)
Adjustments to maintain reserves	16	207	4	6	367	138	-	(2)

Net equity transactions	(1,576,340)	(2,303,999)	(158,114)	(923,774)	9,836,416	(629,208)	(28,335)	(17,964)

Net change in Contract Owners’ Equity	(553,667)	(1,987,150)	393,022	(1,010,808)	15,135,428	1,343,043	146,498	76,292
Contract Owners’ Equity beginning of period	53,132,962	55,120,112	2,308,841	3,319,649	23,255,440	21,912,397	1,590,862	1,514,570

Contract Owners’ Equity end of period	$52,579,295	53,132,962	2,701,863	2,308,841	38,390,868	23,255,440	1,737,360	1,590,862

CHANGES IN UNITS:
Beginning units	2,681,148	2,796,778	247,534	361,122	940,743	969,751	89,591	90,670
Units purchased	247,329	189,216	19,824	25,531	476,930	98,271	6,240	4,169
Units redeemed	(307,815)	(304,846)	(34,798)	(139,119)	(93,066)	(127,279)	(7,789)	(5,248)

Ending units	2,620,662	2,681,148	232,560	247,534	1,324,607	940,743	88,042	89,591

	NVDCA2		GVIDC		GVIDM		GVDMA
	2017	2016	2017	2016	2017	2016	2017	2016
Investment activity:
Net investment income (loss)	$12,905	13,427	245,662	260,475	1,182,262	1,152,052	1,505,627	1,441,293
Realized gain (loss) on investments	5,292	189	(298,628)	(109,900)	2,020,865	3,033,546	2,486,293	1,897,818
Change in unrealized gain (loss) on investments	60,031	12,102	479,996	40,928	846,311	(3,255,184)	4,316,022	(2,774,674)
Reinvested capital gains	29,051	28,129	247,455	272,357	4,020,257	3,499,125	6,088,482	6,142,556

Net increase (decrease) in Contract Owners’ Equity resulting from operations	107,279	53,847	674,485	463,860	8,069,695	4,429,539	14,396,424	6,706,993

Equity transactions:
Purchase payments received from contract owners (notes 2 and 6)	35,323	43,000	258,371	475,970	2,330,418	2,417,298	4,982,266	5,646,453
Transfers between funds	75,100	42,622	1,500,754	4,326,003	3,338,399	196,939	2,107,400	(186,627)
Surrenders (note 6)	(92,860)	(59,160)	(1,780,661)	(1,149,619)	(2,207,112)	(4,275,009)	(4,219,458)	(4,363,313)
Death benefits (note 4)	-	-	(368,722)	(53,597)	(1,207,971)	(656,801)	(219,315)	(576,517)
Net policy repayments (loans) (note 5)	(37,738)	(5,439)	(202,426)	(63,433)	(3,296)	(257,503)	281,362	(36,894)
Deductions for surrender charges (note 2)	-	-	(568)	(253)	(2,598)	(1,893)	(6,963)	(10,921)
Redemptions to pay cost of insurance charges and administration charges (note 2)	(39,980)	(37,514)	(432,438)	(424,037)	(2,642,331)	(2,683,284)	(2,995,534)	(2,942,367)
Asset charges (note 3):
FPVUL & VEL contracts	(2,772)	(3,052)	(16,117)	(17,975)	(147,876)	(161,616)	(222,625)	(228,386)
MSP contracts	(47)	(20)	(5,382)	(6,125)	(33,135)	(33,215)	(17,648)	(17,667)
SL contracts or LSFP contracts	(45)	(22)	(1,675)	(1,681)	(24,197)	(25,181)	(34,115)	(34,285)
Adjustments to maintain reserves	(12)	17	64	38	1,982	92	110	161

Net equity transactions	(63,031)	(19,568)	(1,048,800)	3,085,291	(597,717)	(5,480,173)	(344,520)	(2,750,363)

Net change in Contract Owners’ Equity	44,248	34,279	(374,315)	3,549,151	7,471,978	(1,050,634)	14,051,904	3,956,630
Contract Owners’ Equity beginning of period	758,600	724,321	13,812,389	10,263,238	62,909,448	63,960,082	86,550,055	82,593,425

Contract Owners’ Equity end of period	$802,848	758,600	13,438,074	13,812,389	70,381,426	62,909,448	100,601,959	86,550,055

CHANGES IN UNITS:
Beginning units	37,033	38,096	799,851	616,603	2,881,380	3,138,153	3,657,818	3,783,159
Units purchased	5,501	4,842	168,430	294,906	277,627	211,436	366,921	552,248
Units redeemed	(8,396)	(5,905)	(233,988)	(111,658)	(299,962)	(468,209)	(375,262)	(677,589)

Ending units	34,138	37,033	734,293	799,851	2,859,045	2,881,380	3,649,477	3,657,818

	GVDMC		MCIF		SAM		SAM5
	2017	2016	2017	2016	2017	2016	2017	2016
Investment activity:
Net investment income (loss)	$315,116	317,033	1,072,906	1,074,569	179,440	2,155	464,148	(284,448)
Realized gain (loss) on investments	335,807	460,310	7,737,585	2,317,374	-	-	-	-
Change in unrealized gain (loss) on investments	125,378	(450,158)	795,045	5,032,195	-	-	-	-
Reinvested capital gains	751,189	558,313	6,780,371	8,766,100	-	972	-	3,387

Net increase (decrease) in Contract Owners’ Equity resulting from operations	1,527,490	885,498	16,385,907	17,190,238	179,440	3,127	464,148	(281,061)

Equity transactions:
Purchase payments received from contract owners (notes 2 and 6)	974,640	857,976	7,973,523	6,040,502	4,211,066	5,109,818	61,196,382	46,472,545
Transfers between funds	(411,747)	2,292,294	913,619	6,022,491	1,991,994	9,784,542	5,548,916	(41,584,537)
Surrenders (note 6)	(283,003)	(1,749,031)	(8,249,447)	(4,944,678)	(8,746,045)	(12,089,270)	(38,693,167)	(14,424,350)
Death benefits (note 4)	(390,924)	(317,931)	(827,434)	(206,391)	(621,275)	(927,476)	(568,284)	(282,166)
Net policy repayments (loans) (note 5)	(33,585)	50,151	(480,756)	(817,116)	59,053	948,710	(2,232,238)	(5,460,521)
Deductions for surrender charges (note 2)	(27)	(15)	(328)	(3,688)	(6,385)	(3,815)	-	-
Redemptions to pay cost of insurance charges and administration charges (note 2)	(665,569)	(643,702)	(2,352,657)	(2,118,991)	(3,756,066)	(3,900,013)	(3,606,822)	(3,800,159)
Asset charges (note 3):
FPVUL & VEL contracts	(30,057)	(34,288)	(89,363)	(100,214)	(144,891)	(195,938)	(61,951)	(47,667)
MSP contracts	(16,212)	(16,886)	(1,949)	(1,624)	(8,701)	(9,547)	-	-
SL contracts or LSFP contracts	(5,567)	(5,723)	(10,432)	(9,890)	(27,990)	(34,059)	-	-
Adjustments to maintain reserves	15	24	(57,331)	475	(1,004)	(23)	561,146	719

Net equity transactions	(862,036)	432,869	(3,182,555)	3,860,876	(7,050,244)	(1,317,071)	22,143,982	(19,126,136)

Net change in Contract Owners’ Equity	665,454	1,318,367	13,203,352	21,051,114	(6,870,804)	(1,313,944)	22,608,130	(19,407,197)
Contract Owners’ Equity beginning of period	16,894,695	15,576,328	107,613,758	86,562,644	45,893,151	47,207,095	149,888,173	169,295,370

Contract Owners’ Equity end of period	$17,560,149	16,894,695	120,817,110	107,613,758	39,022,347	45,893,151	172,496,303	149,888,173

CHANGES IN UNITS:
Beginning units	847,141	822,967	2,420,022	2,307,024	3,214,145	3,306,864	13,128,527	14,808,532
Units purchased	57,759	170,877	247,064	417,397	494,133	1,086,086	7,222,177	4,976,382
Units redeemed	(97,795)	(146,703)	(301,593)	(304,399)	(987,400)	(1,178,805)	(5,301,696)	(6,656,387)

Ending units	807,105	847,141	2,365,493	2,420,022	2,720,878	3,214,145	15,049,008	13,128,527

	NVMIG1		GVDIVI		NVMLG1		NVMLV1
	2017	2016	2017	2016	2017	2016	2017	2016
Investment activity:
Net investment income (loss)	$191,503	212,888	145,772	138,539	41,017	99,748	278,682	299,177
Realized gain (loss) on investments	(132,821)	(249,443)	(34,819)	(107,896)	816,109	424,480	(157,376)	263,430
Change in unrealized gain (loss) on investments	3,468,522	(591,956)	969,742	211,218	1,981,636	(2,061,247)	1,484,489	195,471
Reinvested capital gains	-	321,679	-	-	521,773	1,756,323	1,041,438	1,764,870

Net increase (decrease) in Contract Owners’ Equity resulting from operations	3,527,204	(306,832)	1,080,695	241,861	3,360,535	219,304	2,647,233	2,522,948

Equity transactions:
Purchase payments received from contract owners (notes 2 and 6)	656,909	697,760	312,999	195,849	604,492	449,741	463,392	401,459
Transfers between funds	(242,912)	(362,112)	305,732	36,013	(916,576)	913,772	(93,762)	(234,361)
Surrenders (note 6)	(890,814)	(759,746)	(208,566)	(238,501)	(645,350)	(801,618)	(565,076)	(277,924)
Death benefits (note 4)	(67,111)	(42,311)	(21,750)	(8,233)	(80,406)	(23,626)	(8,710)	(8,146)
Net policy repayments (loans) (note 5)	(3,952)	154,447	8,957	(1,684)	8,727	(4,474)	8,491	(66,425)
Deductions for surrender charges (note 2)	(58)	(233)	(295)	(219)	(544)	(978)	(882)	(345)
Redemptions to pay cost of insurance charges and administration charges (note 2)	(652,151)	(719,562)	(188,751)	(180,737)	(427,494)	(423,914)	(387,430)	(358,100)
Asset charges (note 3):
FPVUL & VEL contracts	(34,542)	(45,353)	(14,457)	(14,795)	(33,310)	(36,228)	(22,028)	(21,863)
MSP contracts	(2,446)	(2,308)	(258)	(214)	(1,393)	(1,137)	(596)	(512)
SL contracts or LSFP contracts	(4,312)	(4,632)	(2,088)	(2,354)	(4,126)	(4,272)	(2,218)	(2,097)
Adjustments to maintain reserves	(11)	6	(6)	-	(8)	1	(20)	62

Net equity transactions	(1,241,400)	(1,084,044)	191,517	(214,875)	(1,495,988)	67,267	(608,839)	(568,252)

Net change in Contract Owners’ Equity	2,285,804	(1,390,876)	1,272,212	26,986	1,864,547	286,571	2,038,394	1,954,696
Contract Owners’ Equity beginning of period	14,087,207	15,478,083	4,684,146	4,657,160	11,876,806	11,590,235	18,396,747	16,442,051

Contract Owners’ Equity end of period	$16,373,011	14,087,207	5,956,358	4,684,146	13,741,353	11,876,806	20,435,141	18,396,747

CHANGES IN UNITS:
Beginning units	1,476,548	1,587,910	247,269	258,691	702,223	699,376	990,502	1,027,161
Units purchased	75,828	94,011	28,698	20,880	52,933	110,054	34,666	64,577
Units redeemed	(187,893)	(205,373)	(20,177)	(32,302)	(130,723)	(107,207)	(65,135)	(101,236)

Ending units	1,364,483	1,476,548	255,790	247,269	624,433	702,223	960,033	990,502

	NVMMG1		NVMMV1		NVMMV2		SCGF
	2017	2016	2017	2016	2017	2016	2017	2016
Investment activity:
Net investment income (loss)	$(8,584)	(13,482)	83,889	17,495	161,487	183,824	(13,140)	(10,098)
Realized gain (loss) on investments	3,488,023	1,320,467	28,762	(32,489)	330,805	254,168	83,538	437,525
Change in unrealized gain (loss) on investments	5,024,364	(3,540,330)	139,347	96,793	636,292	536,674	4,286,173	(2,842,573)
Reinvested capital gains	1,849,194	4,887,392	362,816	113,131	766,316	1,148,664	164,692	3,762,263

Net increase (decrease) in Contract Owners’ Equity resulting from operations	10,352,997	2,654,047	614,814	194,930	1,894,900	2,123,330	4,521,263	1,347,117

Equity transactions:
Purchase payments received from contract owners (notes 2 and 6)	1,345,247	1,346,738	1,079,180	43,328	416,589	419,442	659,677	769,750
Transfers between funds	(12,450,571)	(828,669)	5,596,183	50,442	155,494	241,705	1,720,752	222,731
Surrenders (note 6)	(2,096,389)	(1,507,131)	(251,597)	(558)	(1,379,953)	(607,106)	(1,168,279)	(616,604)
Death benefits (note 4)	(375,095)	(172,996)	(126)	-	(76,790)	(54,292)	(119,262)	(54,749)
Net policy repayments (loans) (note 5)	(121,369)	128,129	(148,054)	(14,759)	14,582	63,662	153,459	(28,799)
Deductions for surrender charges (note 2)	(844)	(1,622)	-	-	(10)	(133)	(20)	(552)
Redemptions to pay cost of insurance charges and administration charges (note 2)	(1,433,359)	(1,532,250)	(169,938)	(29,120)	(498,451)	(497,479)	(547,146)	(520,785)
Asset charges (note 3):
FPVUL & VEL contracts	(88,916)	(105,344)	(6,192)	(878)	(35,645)	(42,461)	(29,817)	(34,041)
MSP contracts	(3,291)	(2,994)	-	-	(1,231)	(1,086)	(1,101)	(1,094)
SL contracts or LSFP contracts	(9,817)	(10,510)	-	-	(5,820)	(6,676)	(2,544)	(2,220)
Adjustments to maintain reserves	151	55	220	(32)	(23)	9	41	45

Net equity transactions	(15,234,253)	(2,686,594)	6,099,676	48,423	(1,411,258)	(484,415)	665,760	(266,318)

Net change in Contract Owners’ Equity	(4,881,256)	(32,547)	6,714,490	243,353	483,642	1,638,915	5,187,023	1,080,799
Contract Owners’ Equity beginning of period	43,899,908	43,932,455	1,306,453	1,063,100	14,252,796	12,613,881	18,116,126	17,035,327

Contract Owners’ Equity end of period	$39,018,652	43,899,908	8,020,943	1,306,453	14,736,438	14,252,796	23,303,149	18,116,126

CHANGES IN UNITS:
Beginning units	2,572,757	2,738,949	60,062	57,439	655,772	682,469	614,860	624,974
Units purchased	82,250	173,094	323,370	10,393	28,943	43,144	78,006	51,596
Units redeemed	(868,365)	(339,286)	(62,175)	(7,770)	(89,111)	(69,841)	(58,408)	(61,710)

Ending units	1,786,642	2,572,757	321,257	60,062	595,604	655,772	634,458	614,860

	SCVF		SCF		MSBF		NVSTB1
	2017	2016	2017	2016	2017	2016	2017	2016
Investment activity:
Net investment income (loss)	$200,103	230,231	(39,216)	103,017	559,750	371,358	787,037	551,073
Realized gain (loss) on investments	2,372,873	1,274,392	1,912,915	1,594,153	122,460	40,496	(15,478)	4,450
Change in unrealized gain (loss) on investments	(876,686)	3,760,858	829,233	819,857	58,173	500,976	(180,210)	(86,074)
Reinvested capital gains	2,040,452	3,885,287	3,148,709	6,395,420	-	-	-	-

Net increase (decrease) in Contract Owners’ Equity resulting from operations	3,736,742	9,150,768	5,851,641	8,912,447	740,383	912,830	591,349	469,449

Equity transactions:
Purchase payments received from contract owners (notes 2 and 6)	1,122,971	1,263,352	1,068,252	1,076,533	456,107	395,818	771,285	794,707
Transfers between funds	(974,199)	(1,770,242)	(900,403)	(1,557,922)	(82,886)	909,439	11,583,505	17,366,836
Surrenders (note 6)	(1,713,132)	(1,862,711)	(2,187,324)	(1,551,055)	(382,767)	(582,663)	(408,476)	(1,011,665)
Death benefits (note 4)	(371,986)	(174,562)	(418,849)	(160,767)	(76,705)	(28,668)	(246,532)	(288)
Net policy repayments (loans) (note 5)	24,300	34,839	(232,832)	(34,387)	(78,161)	29,718	(5,922)	(79,355)
Deductions for surrender charges (note 2)	(209)	(749)	(1,287)	(459)	(200)	(769)	-	-
Redemptions to pay cost of insurance charges and administration charges (note 2)	(1,343,107)	(1,317,330)	(1,355,247)	(1,368,433)	(438,513)	(427,523)	(435,791)	(291,066)
Asset charges (note 3):
FPVUL & VEL contracts	(80,554)	(93,833)	(81,420)	(91,082)	(18,647)	(24,419)	(2,915)	(481)
MSP contracts	(3,542)	(3,160)	(3,617)	(3,041)	(1,374)	(1,433)	-	-
SL contracts or LSFP contracts	(6,264)	(6,292)	(9,764)	(9,723)	(4,214)	(4,186)	-	-
Adjustments to maintain reserves	58	37	(718)	485	68	30	14	95

Net equity transactions	(3,345,664)	(3,930,651)	(4,123,209)	(3,699,851)	(627,292)	265,344	11,255,168	16,778,783

Net change in Contract Owners’ Equity	391,078	5,220,117	1,728,432	5,212,596	113,091	1,178,174	11,846,517	17,248,232
Contract Owners’ Equity beginning of period	43,757,132	38,537,015	46,370,729	41,158,133	11,910,627	10,732,453	32,219,057	14,970,825

Contract Owners’ Equity end of period	$44,148,210	43,757,132	48,099,161	46,370,729	12,023,718	11,910,627	44,065,574	32,219,057

CHANGES IN UNITS:
Beginning units	778,121	862,131	1,059,980	1,156,133	505,737	494,615	2,715,651	1,302,410
Units purchased	32,292	39,674	30,189	32,166	34,717	60,942	1,240,627	1,604,817
Units redeemed	(93,328)	(123,684)	(119,792)	(128,319)	(59,069)	(49,820)	(312,550)	(191,576)

Ending units	717,085	778,121	970,377	1,059,980	481,385	505,737	3,643,728	2,715,651

	NVSTB2		NVOLG1		NVTIV3		EIF
	2017	2016	2017	2016	2017	2016	2017	2016
Investment activity:
Net investment income (loss)	$27,257	20,201	717,615	992,384	21,933	12,241	368,770	280,702
Realized gain (loss) on investments	(4,344)	(16,150)	2,120,607	2,449,246	(28,885)	(70,093)	862,289	499,956
Change in unrealized gain (loss) on investments	(1,619)	32,730	29,273,968	(29,125,109)	179,823	46,178	743,440	981,809
Reinvested capital gains	-	-	3,594,941	30,340,812	-	8,284	-	-

Net increase (decrease) in Contract Owners’ Equity resulting from operations	21,294	36,781	35,707,131	4,657,333	172,871	(3,390)	1,974,499	1,762,467

Equity transactions:
Purchase payments received from contract owners (notes 2 and 6)	49,470	54,722	5,229,350	5,311,795	53,406	33,690	335,101	331,499
Transfers between funds	551,706	(356,658)	(666,683)	12,674,922	481,775	(90,096)	(64,978)	(528,506)
Surrenders (note 6)	(125,483)	(29,421)	(7,662,067)	(7,558,483)	(94,941)	(42,097)	(613,762)	(304,347)
Death benefits (note 4)	(13,606)	(5,622)	(1,161,926)	(804,538)	-	-	(33,335)	(34,834)
Net policy repayments (loans) (note 5)	2,489	805	(154,373)	(86,475)	3,931	(4,836)	(19,658)	11,410
Deductions for surrender charges (note 2)	(10)	(15)	(6,690)	(4,050)	(6)	(206)	(392)	(366)
Redemptions to pay cost of insurance charges and administration charges (note 2)	(79,559)	(43,805)	(5,786,691)	(5,841,205)	(22,818)	(24,008)	(373,138)	(376,235)
Asset charges (note 3):
FPVUL & VEL contracts	(2,261)	(3,119)	(416,105)	(457,960)	(1,258)	(1,372)	(29,436)	(31,613)
MSP contracts	(396)	(404)	(17,409)	(16,706)	-	-	(1,209)	(1,008)
SL contracts or LSFP contracts	(1,372)	(970)	(44,278)	(44,655)	(735)	(280)	(4,565)	(4,207)
Adjustments to maintain reserves	(1)	(1)	2,209	261	3	(13)	41	50

Net equity transactions	380,977	(384,488)	(10,684,663)	3,172,906	419,357	(129,218)	(805,331)	(938,157)

Net change in Contract Owners’ Equity	402,271	(347,707)	25,022,468	7,830,239	592,228	(132,608)	1,169,168	824,310
Contract Owners’ Equity beginning of period	1,212,293	1,560,000	135,005,393	127,175,154	569,167	701,775	11,423,040	10,598,730

Contract Owners’ Equity end of period	$1,614,564	1,212,293	160,027,861	135,005,393	1,161,395	569,167	12,592,208	11,423,040

CHANGES IN UNITS:
Beginning units	103,139	136,028	5,059,454	4,934,844	36,585	45,612	449,740	491,781
Units purchased	46,766	6,664	318,971	921,847	31,488	2,635	25,338	18,424
Units redeemed	(14,677)	(39,553)	(603,041)	(797,237)	(7,240)	(11,662)	(52,920)	(60,465)

Ending units	135,228	103,139	4,775,384	5,059,454	60,833	36,585	422,158	449,740

	NVRE1		NVLCAP		NVLMP		NVSIX2
	2017	2016	2017	2016	2017	2016	2017	2016
Investment activity:
Net investment income (loss)	$682,387	635,028	2,471	639	500	105	7,976	5,865
Realized gain (loss) on investments	(1,880,894)	(1,328,114)	95	(1,844)	117	(59)	12,268	(11,627)
Change in unrealized gain (loss) on investments	2,712,861	265,592	11,891	7,398	1,500	540	66,203	37,000
Reinvested capital gains	500,260	2,624,909	1,500	439	503	102	35,389	58,424

Net increase (decrease) in Contract Owners’ Equity resulting from operations	2,014,614	2,197,415	15,957	6,632	2,620	688	121,836	89,662

Equity transactions:
Purchase payments received from contract owners (notes 2 and 6)	1,224,984	1,283,506	8,492	1,591	2,826	3,010	95,908	57,834
Transfers between funds	(360,577)	(381,278)	77,410	6,610	24,027	-	84,985	516,893
Surrenders (note 6)	(1,405,060)	(1,844,302)	-	-	-	(11,745)	(239,023)	(11,975)
Death benefits (note 4)	(178,789)	(115,383)	-	-	-	-	-	-
Net policy repayments (loans) (note 5)	(12,268)	(41,022)	600	2	185	10,856	5,838	(12,367)
Deductions for surrender charges (note 2)	(881)	(934)	-	-	-	-	-	-
Redemptions to pay cost of insurance charges and administration charges (note 2)	(1,047,642)	(1,144,499)	(2,232)	(2,027)	(1,633)	(1,138)	(21,735)	(9,881)
Asset charges (note 3):
FPVUL & VEL contracts	(64,751)	(82,604)	(253)	(141)	(65)	(37)	(2,089)	(1,321)
MSP contracts	(3,433)	(3,263)	-	-	-	-	-	-
SL contracts or LSFP contracts	(6,781)	(7,989)	-	-	-	-	-	-
Adjustments to maintain reserves	6	36	2	-	7	(2)	14	(7)

Net equity transactions	(1,855,192)	(2,337,732)	84,019	6,035	25,347	944	(76,102)	539,176

Net change in Contract Owners’ Equity	159,422	(140,317)	99,976	12,667	27,967	1,632	45,734	628,838
Contract Owners’ Equity beginning of period	32,029,409	32,169,726	40,958	28,291	7,616	5,984	919,207	290,369

Contract Owners’ Equity end of period	$32,188,831	32,029,409	140,934	40,958	35,583	7,616	964,941	919,207

CHANGES IN UNITS:
Beginning units	1,769,718	1,934,105	3,202	2,467	619	530	60,309	23,027
Units purchased	105,234	115,628	6,317	936	2,060	334	10,801	40,496
Units redeemed	(211,953)	(280,015)	(180)	(201)	(142)	(245)	(15,663)	(3,214)

Ending units	1,662,999	1,769,718	9,339	3,202	2,537	619	55,447	60,309

	GVEX1		AMTB		AMGP		AMCG
	2017	2016	2017	2016	2017	2016	2017	2016
Investment activity:
Net investment income (loss)	$107,145	86,884	41,836	43,111	(49)	2,001	(5,670)	(5,071)
Realized gain (loss) on investments	286,304	17,570	(47,306)	(40,136)	(77,194)	(40,397)	89,970	(122,129)
Change in unrealized gain (loss) on investments	587,023	256,385	36,323	45,132	159,668	(31,607)	364,335	115,250
Reinvested capital gains	140,386	68,108	-	-	50,472	121,285	39,035	94,449

Net increase (decrease) in Contract Owners’ Equity resulting from operations	1,120,858	428,947	30,853	48,107	132,897	51,282	487,670	82,499

Equity transactions:
Purchase payments received from contract owners (notes 2 and 6)	197,351	241,775	193,417	142,678	675	2,980	17,950	3,877
Transfers between funds	1,165,937	1,581,076	(998,296)	624,234	(13,286)	136,718	443,989	(324,259)
Surrenders (note 6)	(858,855)	(217,603)	(90,170)	(234,750)	(303,105)	(64,250)	(695,744)	-
Death benefits (note 4)	(30,119)	-	(35,637)	(102,135)	(10,624)	-	-	(24,349)
Net policy repayments (loans) (note 5)	(63,676)	(111,634)	16,192	(8,840)	-	-	-	-
Deductions for surrender charges (note 2)	-	-	(947)	(8)	-	-	-	-
Redemptions to pay cost of insurance charges and administration charges (note 2)	(149,332)	(109,520)	(162,562)	(225,147)	(7,697)	(9,167)	(20,987)	(20,784)
Asset charges (note 3):
FPVUL & VEL contracts	(11,233)	(10,314)	(8,869)	(10,757)	-	-	-	-
MSP contracts	-	-	(591)	(640)	-	-	-	-
SL contracts or LSFP contracts	-	-	(1,303)	(2,359)	-	-	-	-
Adjustments to maintain reserves	12,698	(5)	-	(5)	(16)	24	276	51

Net equity transactions	262,771	1,373,775	(1,088,766)	182,271	(334,053)	66,305	(254,516)	(365,464)

Net change in Contract Owners’ Equity	1,383,629	1,802,722	(1,057,913)	230,378	(201,156)	117,587	233,154	(282,965)
Contract Owners’ Equity beginning of period	5,056,016	3,253,294	3,953,563	3,723,185	676,706	559,119	1,878,424	2,161,389

Contract Owners’ Equity end of period	$6,439,645	5,056,016	2,895,650	3,953,563	475,550	676,706	2,111,578	1,878,424

CHANGES IN UNITS:
Beginning units	333,583	239,681	315,280	300,528	28,238	25,306	88,094	105,561
Units purchased	82,914	115,246	19,022	64,398	16	6,118	21,945	190
Units redeemed	(66,891)	(21,344)	(105,426)	(49,646)	(12,392)	(3,186)	(30,804)	(17,657)

Ending units	349,606	333,583	228,876	315,280	15,862	28,238	79,235	88,094

	AMMCGS		AMTP		AMRI		AMSRS
	2017	2016	2017	2016	2017	2016	2017	2016
Investment activity:
Net investment income (loss)	$-	-	1,406	2,150	27,783	21,140	11,517	13,649
Realized gain (loss) on investments	20,364	(11,860)	19,433	(13,982)	768,302	66,926	95,462	71,559
Change in unrealized gain (loss) on investments	191,657	(1,046)	9,435	51,757	(20,396)	282,195	183,389	29,720
Reinvested capital gains	21,518	51,292	8,016	25,172	-	380,957	82,895	70,083

Net increase (decrease) in Contract Owners’ Equity resulting from operations	233,539	38,386	38,290	65,097	775,689	751,218	373,263	185,011

Equity transactions:
Purchase payments received from contract owners (notes 2 and 6)	19,745	26,172	1,093	980	5,034	7,825	69,084	76,818
Transfers between funds	(108,196)	(23,061)	22,334	27,926	(2,088,181)	85,643	37,094	(23,374)
Surrenders (note 6)	(22,174)	(16,980)	(45,993)	(75,542)	-	(39,366)	(43,829)	(73,250)
Death benefits (note 4)	(559)	(38)	(1,437)	(532)	(127)	(94,749)	(11,487)	(1)
Net policy repayments (loans) (note 5)	(16,844)	(7,513)	258	67,987	(14)	(744)	(20,125)	(12,339)
Deductions for surrender charges (note 2)	(211)	(136)	-	-	-	-	(247)	(55)
Redemptions to pay cost of insurance charges and administration charges (note 2)	(27,676)	(33,221)	(4,508)	(4,423)	(45,998)	(43,151)	(88,413)	(86,320)
Asset charges (note 3):
FPVUL & VEL contracts	(2,304)	(3,022)	(316)	(280)	(89)	(84)	(7,035)	(7,180)
MSP contracts	(77)	(64)	-	-	-	-	(577)	(510)
SL contracts or LSFP contracts	(224)	(253)	-	-	-	-	(1,064)	(987)
Adjustments to maintain reserves	3	(4)	(90)	(102)	32	59	35	45

Net equity transactions	(158,517)	(58,120)	(28,659)	16,014	(2,129,343)	(84,567)	(66,564)	(127,153)

Net change in Contract Owners’ Equity	75,022	(19,734)	9,631	81,111	(1,353,654)	666,651	306,699	57,858
Contract Owners’ Equity beginning of period	1,024,861	1,044,595	313,438	232,327	5,601,936	4,935,285	2,047,381	1,989,523

Contract Owners’ Equity end of period	$1,099,883	1,024,861	323,069	313,438	4,248,282	5,601,936	2,354,080	2,047,381

CHANGES IN UNITS:
Beginning units	102,493	108,814	11,692	10,845	301,368	307,667	63,947	68,268
Units purchased	2,447	11,004	2,421	2,335	244	5,627	4,305	3,460
Units redeemed	(16,634)	(17,325)	(3,219)	(1,488)	(105,380)	(11,926)	(6,167)	(7,781)

Ending units	88,306	102,493	10,894	11,692	196,232	301,368	62,085	63,947

	NOTB3		NOTG3		NOTMG3		OVGR
	2017	2016	2017	2016	2017	2016	2017	2016
Investment activity:
Net investment income (loss)	$607	484	543	464	763	645	(1,005)	19,512
Realized gain (loss) on investments	(25)	(205)	390	13	51	30	362,934	264,896
Change in unrealized gain (loss) on investments	3,380	1,827	4,550	890	5,376	1,527	1,208,953	(1,786,574)
Reinvested capital gains	63	-	-	-	-	-	926,322	1,134,448

Net increase (decrease) in Contract Owners’ Equity resulting from operations	4,025	2,106	5,483	1,367	6,190	2,202	2,497,204	(367,718)

Equity transactions:
Purchase payments received from contract owners (notes 2 and 6)	3,526	3,526	2,131	2,400	3,763	3,425	16,713	21,285
Transfers between funds	-	-	(3,000)	27,310	-	27,176	(1,309,507)	(967,738)
Surrenders (note 6)	-	-	-	-	-	-	(42,379)	(341,884)
Death benefits (note 4)	-	-	-	-	-	-	(54,145)	(29,428)
Net policy repayments (loans) (note 5)	-	-	-	-	413	(2)	(101,958)	213
Deductions for surrender charges (note 2)	-	-	-	-	-	-	-	-
Redemptions to pay cost of insurance charges and administration charges (note 2)	(2,650)	(2,344)	-	-	(1,214)	(830)	(253,517)	(261,498)
Asset charges (note 3):
FPVUL & VEL contracts	(193)	(180)	-	-	(86)	(71)	(38)	(44)
MSP contracts	-	-	-	-	-	-	-	-
SL contracts or LSFP contracts	-	-	-	-	-	-	-	-
Adjustments to maintain reserves	(5)	1	3	4	-	(2)	7,326	(533)

Net equity transactions	678	1,003	(866)	29,714	2,876	29,696	(1,737,505)	(1,579,627)

Net change in Contract Owners’ Equity	4,703	3,109	4,617	31,081	9,066	31,898	759,699	(1,947,345)
Contract Owners’ Equity beginning of period	37,578	34,469	31,081	-	43,524	11,626	10,273,193	12,220,538

Contract Owners’ Equity end of period	$42,281	37,578	35,698	31,081	52,590	43,524	11,032,892	10,273,193

CHANGES IN UNITS:
Beginning units	3,491	3,395	2,939	-	4,003	1,135	604,021	701,016
Units purchased	311	337	186	2,939	387	2,975	826	8,877
Units redeemed	(250)	(241)	(251)	-	(141)	(107)	(92,316)	(105,872)

Ending units	3,552	3,491	2,874	2,939	4,249	4,003	512,531	604,021

	OVGS		OVIG		OVGI		OVSC
	2017	2016	2017	2016	2017	2016	2017	2016
Investment activity:
Net investment income (loss)	$648,031	635,094	234,727	98,417	435,275	328,782	60,464	34,134
Realized gain (loss) on investments	3,812,641	1,947,453	(142,371)	(240,036)	680,178	302,545	(149,463)	(534)
Change in unrealized gain (loss) on investments	19,764,901	(7,341,044)	4,099,450	(208,566)	3,823,300	(857,756)	579,182	820,876
Reinvested capital gains	-	4,564,074	-	253,641	604,020	3,618,968	371,462	253,053

Net increase (decrease) in Contract Owners’ Equity resulting from operations	24,225,573	(194,423)	4,191,806	(96,544)	5,542,773	3,392,539	861,645	1,107,529

Equity transactions:
Purchase payments received from contract owners (notes 2 and 6)	4,806,905	3,098,848	1,464,746	1,178,601	1,105,181	1,128,983	1,951,806	640,941
Transfers between funds	(763,942)	(1,287,259)	5,080,824	6,763,318	909,442	65,721	(72,442)	(527,673)
Surrenders (note 6)	(5,258,095)	(4,726,982)	(1,879,273)	(270,115)	(1,586,048)	(1,070,457)	(2,086,098)	(463,901)
Death benefits (note 4)	(892,090)	(230,825)	(6,492)	(56,071)	(323,473)	(130,782)	(29,860)	(16,516)
Net policy repayments (loans) (note 5)	(331,997)	(381,272)	12,156	(11,040)	(47,205)	(110,909)	(13,958)	14,026
Deductions for surrender charges (note 2)	(581)	(1,587)	-	-	(1,029)	(453)	(380)	(570)
Redemptions to pay cost of insurance charges and administration charges (note 2)	(1,748,540)	(1,716,029)	(396,784)	(291,382)	(1,320,120)	(1,311,913)	(225,700)	(244,857)
Asset charges (note 3):
FPVUL & VEL contracts	(85,365)	(90,098)	(6,300)	(3,689)	(81,449)	(93,438)	(18,547)	(19,520)
MSP contracts	(3,316)	(5,087)	-	-	(4,687)	(4,186)	(516)	(459)
SL contracts or LSFP contracts	(12,613)	(11,776)	-	-	(7,809)	(7,328)	(3,258)	(3,378)
Adjustments to maintain reserves	361	296	71	45	125	16	(19)	16

Net equity transactions	(4,289,273)	(5,351,771)	4,268,948	7,309,667	(1,357,072)	(1,534,746)	(498,972)	(621,891)

Net change in Contract Owners’ Equity	19,936,300	(5,546,194)	8,460,754	7,213,123	4,185,701	1,857,793	362,673	485,638
Contract Owners’ Equity beginning of period	69,044,951	74,591,145	13,484,747	6,271,624	32,835,661	30,977,868	7,090,228	6,604,590

Contract Owners’ Equity end of period	$88,981,251	69,044,951	21,945,501	13,484,747	37,021,362	32,835,661	7,452,901	7,090,228

CHANGES IN UNITS:
Beginning units	3,013,243	3,251,249	1,248,548	567,662	1,255,013	1,317,469	160,970	177,013
Units purchased	177,238	208,358	546,003	746,087	85,401	81,242	5,481	7,936
Units redeemed	(344,474)	(446,364)	(183,380)	(65,201)	(126,382)	(143,698)	(18,225)	(23,979)

Ending units	2,846,007	3,013,243	1,611,171	1,248,548	1,214,032	1,255,013	148,226	160,970

	OVAG		OVSB		PMVAAA		PMVRSA
	2017	2016	2017	2016	2017	2016	2017	2016
Investment activity:
Net investment income (loss)	$(2,565)	(9,849)	416,992	857,814	1,128,167	522,092	22,468	1,665
Realized gain (loss) on investments	1,372,786	617,682	(38,298)	(225,123)	(109,429)	(1,123,681)	(1,349)	(7,714)
Change in unrealized gain (loss) on investments	2,622,861	(1,948,657)	723,588	454,100	2,027,497	3,049,279	(21,057)	27,656
Reinvested capital gains	2,650,194	1,878,904	-	-	-	-	-	-

Net increase (decrease) in Contract Owners’ Equity resulting from operations	6,643,276	538,080	1,102,282	1,086,791	3,046,235	2,447,690	62	21,607

Equity transactions:
Purchase payments received from contract owners (notes 2 and 6)	1,017,165	1,042,473	797,116	272,933	451,927	383,190	5,678	61,502
Transfers between funds	(163,547)	(540,255)	177,190	(370,342)	1,759,200	(865,254)	7,827	42,216
Surrenders (note 6)	(1,382,869)	(1,104,213)	(198,940)	(1,805,176)	(641,838)	(373,289)	(19,061)	(1,625)
Death benefits (note 4)	(92,614)	(105,881)	(139,191)	(241)	(92,459)	(111,065)	-	-
Net policy repayments (loans) (note 5)	(4,348)	99,715	(21,431)	(291,488)	59,776	(3,473)	(690)	(587)
Deductions for surrender charges (note 2)	(273)	-	(996)	(316)	-	-	-	-
Redemptions to pay cost of insurance charges and administration charges (note 2)	(1,083,367)	(1,146,610)	(163,575)	(192,235)	(320,071)	(239,560)	(4,425)	(3,312)
Asset charges (note 3):
FPVUL & VEL contracts	(66,632)	(79,119)	(5,928)	(6,750)	(6,092)	(3,308)	(431)	(432)
MSP contracts	(1,550)	(1,420)	(164)	(108)	-	-	-	-
SL contracts or LSFP contracts	(3,195)	(3,569)	(31,573)	(37,788)	-	-	-	-
Adjustments to maintain reserves	24,257	1,959	13	6	(33,278)	156	2	2

Net equity transactions	(1,756,973)	(1,836,920)	412,521	(2,431,505)	1,177,165	(1,212,603)	(11,100)	97,764

Net change in Contract Owners’ Equity	4,886,303	(1,298,840)	1,514,803	(1,344,714)	4,223,400	1,235,087	(11,038)	119,371
Contract Owners’ Equity beginning of period	24,141,291	25,440,131	17,527,847	18,872,561	22,052,007	20,816,920	169,022	49,651

Contract Owners’ Equity end of period	$29,027,594	24,141,291	19,042,650	17,527,847	26,275,407	22,052,007	157,984	169,022

CHANGES IN UNITS:
Beginning units	1,041,368	1,117,680	1,230,121	1,411,021	1,190,145	1,268,463	26,588	8,994
Units purchased	45,486	59,549	90,284	32,726	111,945	115,227	2,094	18,747
Units redeemed	(116,918)	(135,861)	(62,849)	(213,626)	(50,709)	(193,545)	(4,354)	(1,153)

Ending units	969,936	1,041,368	1,257,556	1,230,121	1,251,381	1,190,145	24,328	26,588

	PMVFBA		PMVLGA		PMVLDA		PMVRRA
	2017	2016	2017	2016	2017	2016	2017	2016
Investment activity:
Net investment income (loss)	$20,732	16,567	27,914	43,598	381,909	567,263	1,155,713	1,340,144
Realized gain (loss) on investments	21,283	(55,055)	7,735	320,082	(901,351)	(766,389)	(1,005,974)	(4,855,695)
Change in unrealized gain (loss) on investments	101,590	119,503	82,800	(187,530)	892,407	705,346	1,667,071	7,131,930
Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in Contract Owners’ Equity resulting from operations	143,605	81,015	118,449	176,150	372,965	506,220	1,816,810	3,616,379

Equity transactions:
Purchase payments received from contract owners (notes 2 and 6)	103,140	86,092	161,617	245,836	915,998	1,420,342	1,398,603	2,357,518
Transfers between funds	10,808	(409,656)	71,756	(1,753,918)	(2,021,137)	(10,596,345)	(5,162,258)	(15,785,409)
Surrenders (note 6)	(82,170)	(144,733)	(8,983)	-	(2,200,712)	(1,603,788)	(1,308,179)	(2,009,833)
Death benefits (note 4)	(4,242)	(156,592)	(2,965)	-	(173,239)	(268,934)	(126,665)	(765,747)
Net policy repayments (loans) (note 5)	(4,991)	(5,296)	(2,553)	(37,982)	64,515	641,087	(455,860)	(22,077)
Deductions for surrender charges (note 2)	-	(199)	-	-	(32)	(323)	-	-
Redemptions to pay cost of insurance charges and administration charges (note 2)	(36,169)	(47,767)	(26,185)	(43,188)	(676,877)	(828,371)	(701,949)	(847,680)
Asset charges (note 3):
FPVUL & VEL contracts	(842)	(2,177)	(49)	(29)	(11,836)	(17,701)	(7,723)	(9,056)
MSP contracts	(125)	(31)	-	-	(1,090)	(1,204)	-	-
SL contracts or LSFP contracts	(231)	(468)	-	-	(2,409)	(2,596)	-	-
Adjustments to maintain reserves	133	125	73	286	2,399	1,633	4,219	(3,816)

Net equity transactions	(14,689)	(680,702)	192,711	(1,588,995)	(4,104,420)	(11,256,200)	(6,359,812)	(17,086,100)

Net change in Contract Owners’ Equity	128,916	(599,687)	311,160	(1,412,845)	(3,731,455)	(10,749,980)	(4,543,002)	(13,469,721)
Contract Owners’ Equity beginning of period	1,334,432	1,934,119	1,312,706	2,725,551	39,611,897	50,361,877	55,376,645	68,846,366

Contract Owners’ Equity end of period	$1,463,348	1,334,432	1,623,866	1,312,706	35,880,442	39,611,897	50,833,643	55,376,645

CHANGES IN UNITS:
Beginning units	108,659	160,948	87,777	183,456	2,612,115	3,359,878	2,947,950	3,850,039
Units purchased	11,888	26,430	16,603	58,738	603,125	240,679	119,932	280,354
Units redeemed	(12,987)	(78,719)	(4,666)	(154,417)	(877,325)	(988,442)	(446,719)	(1,182,443)

Ending units	107,560	108,659	99,714	87,777	2,337,915	2,612,115	2,621,163	2,947,950

	PMVTRA		PMVGBA		PMVFHA		GVMCE
	2017	2016	2017	2016	2017	2016	2017	2016
Investment activity:
Net investment income (loss)	$1,471,264	1,651,841	3,514	-	563	-	57,088	239,574
Realized gain (loss) on investments	(567,115)	(1,243,164)	541	-	(1)	-	(4,692)	(3,665,563)
Change in unrealized gain (loss) on investments	2,781,974	1,722,319	(1,976)	-	(607)	-	1,020,590	7,439,462
Reinvested capital gains	-	-	-	-	-	-	750,501	12,988

Net increase (decrease) in Contract Owners’ Equity resulting from operations	3,686,123	2,130,996	2,079	-	(45)	-	1,823,487	4,026,461

Equity transactions:
Purchase payments received from contract owners (notes 2 and 6)	4,742,884	5,917,355	-	-	-	-	246,727	45,973
Transfers between funds	(7,164,533)	(4,803,039)	314,313	-	13,928	-	(12,113,203)	(17,169,809)
Surrenders (note 6)	(3,210,851)	(11,312,075)	(1,976)	-	-	-	(137,735)	(1,523,422)
Death benefits (note 4)	(209,765)	(440,284)	-	-	-	-	(166,966)	(151,948)
Net policy repayments (loans) (note 5)	(221,310)	3,561,909	-	-	-	-	80,555	654,606
Deductions for surrender charges (note 2)	-	-	-	-	-	-	-	-
Redemptions to pay cost of insurance charges and administration charges (note 2)	(1,450,155)	(1,664,351)	(1,489)	-	-	-	(218,995)	(366,718)
Asset charges (note 3):
FPVUL & VEL contracts	(37,467)	(39,666)	-	-	-	-	-	-
MSP contracts	-	-	-	-	-	-	-	-
SL contracts or LSFP contracts	-	-	-	-	-	-	-	-
Adjustments to maintain reserves	5,096	8,618	(4)	-	(1)	-	(703)	286

Net equity transactions	(7,546,101)	(8,771,533)	310,844	-	13,927	-	(12,310,320)	(18,511,032)

Net change in Contract Owners’ Equity	(3,859,978)	(6,640,537)	312,923	-	13,882	-	(10,486,833)	(14,484,571)
Contract Owners’ Equity beginning of period	79,322,917	85,963,454	-	-	-	-	24,384,347	38,868,918

Contract Owners’ Equity end of period	$75,462,939	79,322,917	312,923	-	13,882	-	13,897,514	24,384,347

CHANGES IN UNITS:
Beginning units	3,991,985	4,440,358	-	-	-	-	646,194	1,165,986
Units purchased	263,914	734,217	30,006	-	1,364	-	7,027	27,786
Units redeemed	(630,768)	(1,182,590)	(145)	-	-	-	(320,708)	(547,578)

Ending units	3,625,131	3,991,985	29,861	-	1,364	-	332,513	646,194

	GVCSE		GVGOPS		GVGMNS		BNCAI
	2017	2016	2017	2016	2017	2016	2017	2016
Investment activity:
Net investment income (loss)	$2,801	681	(3,441)	(3,505)	91	53	(14,899)	13,106
Realized gain (loss) on investments	13,603	(4,145)	86,088	(181,531)	(7)	(700)	28,652	(61,629)
Change in unrealized gain (loss) on investments	(26,010)	11,915	102,451	203,432	2,164	1,593	1,228,604	20,485
Reinvested capital gains	62,769	1,951	185,803	8,984	775	-	277,141	397,350

Net increase (decrease) in Contract Owners’ Equity resulting from operations	53,163	10,402	370,901	27,380	3,023	946	1,519,498	369,312

Equity transactions:
Purchase payments received from contract owners (notes 2 and 6)	3,142	-	238,404	124,341	11,362	1,354	6,280	119,274
Transfers between funds	23,846	503,737	99,281	(259,908)	(281)	(8,295)	(43,761)	(2,219,684)
Surrenders (note 6)	(52,769)	-	(23,714)	(30,057)	(2)	-	(609)	(956,380)
Death benefits (note 4)	(690)	-	-	-	-	-	(8,483)	(6,507)
Net policy repayments (loans) (note 5)	(66)	-	(41)	(1,107)	(7)	(40)	(15,322)	680,569
Deductions for surrender charges (note 2)	-	-	-	-	-	-	-	-
Redemptions to pay cost of insurance charges and administration charges (note 2)	(12,111)	(5,478)	(32,631)	(28,671)	(1,488)	(1,339)	(75,527)	(76,956)
Asset charges (note 3):
FPVUL & VEL contracts	(846)	(25)	(193)	(96)	(94)	(114)	(50)	(45)
MSP contracts	-	-	-	-	-	-	-	-
SL contracts or LSFP contracts	-	-	-	-	-	-	-	-
Adjustments to maintain reserves	18	(6)	37	(8)	(8)	7	51	74

Net equity transactions	(39,476)	498,228	281,143	(195,506)	9,482	(8,427)	(137,421)	(2,459,655)

Net change in Contract Owners’ Equity	13,687	508,630	652,044	(168,126)	12,505	(7,481)	1,382,077	(2,090,343)
Contract Owners’ Equity beginning of period	567,983	59,353	1,254,544	1,422,670	18,901	26,382	5,538,114	7,628,457

Contract Owners’ Equity end of period	$581,670	567,983	1,906,588	1,254,544	31,406	18,901	6,920,191	5,538,114

CHANGES IN UNITS:
Beginning units	35,339	4,569	85,501	98,136	1,580	2,301	151,250	219,509
Units purchased	8,624	31,237	26,453	14,382	866	115	11,681	27,844
Units redeemed	(11,463)	(467)	(9,459)	(27,017)	(125)	(836)	(14,092)	(96,103)

Ending units	32,500	35,339	102,495	85,501	2,321	1,580	148,839	151,250

	PIHYB1		PVEIB		PVGOB		PVTIGB
	2017	2016	2017	2016	2017	2016	2017	2016
Investment activity:
Net investment income (loss)	$172,566	203,136	-	-	1,344	-	21,012	29,513
Realized gain (loss) on investments	(206,594)	(149,268)	14,652	-	38,195	32	50,364	42,576
Change in unrealized gain (loss) on investments	314,175	521,670	96,449	-	294,490	8,380	147,928	(99,753)
Reinvested capital gains	-	-	-	-	17,325	-	-	-

Net increase (decrease) in Contract Owners’ Equity resulting from operations	280,147	575,538	111,101	-	351,354	8,412	219,304	(27,664)

Equity transactions:
Purchase payments received from contract owners (notes 2 and 6)	113,432	318,900	14,535	-	55,609	5,431	22,399	26,918
Transfers between funds	(1,060,067)	105,069	991,395	-	133,755	1,149,494	47,490	(15,602)
Surrenders (note 6)	(123,391)	(100,993)	(96,338)	-	(157,846)	-	(9,912)	(90,158)
Death benefits (note 4)	(5,955)	(38,364)	(6,093)	-	(14,506)	-	(13,313)	(3,737)
Net policy repayments (loans) (note 5)	(277)	15,912	4,655	-	(3,678)	6,736	(6,768)	7,113
Deductions for surrender charges (note 2)	-	-	-	-	-	-	-	(15)
Redemptions to pay cost of insurance charges and administration charges (note 2)	(66,935)	(84,693)	(26,852)	-	(52,582)	(5,582)	(31,843)	(35,105)
Asset charges (note 3):
FPVUL & VEL contracts	(874)	(937)	(1,902)	-	(3,452)	(410)	(1,905)	(2,293)
MSP contracts	-	-	(36)	-	(447)	(60)	(19)	(17)
SL contracts or LSFP contracts	-	-	(275)	-	(589)	(48)	(262)	(356)
Adjustments to maintain reserves	217	679	9,338	-	5	1	16	(11)

Net equity transactions	(1,143,850)	215,573	888,427	-	(43,731)	1,155,562	5,883	(113,263)

Net change in Contract Owners’ Equity	(863,703)	791,111	999,528	-	307,623	1,163,974	225,187	(140,927)
Contract Owners’ Equity beginning of period	4,732,309	3,941,198	-	-	1,163,974	-	831,053	971,980

Contract Owners’ Equity end of period	$3,868,606	4,732,309	999,528	-	1,471,597	1,163,974	1,056,240	831,053

CHANGES IN UNITS:
Beginning units	162,466	154,355	-	-	114,741	-	39,642	45,227
Units purchased	11,094	19,141	100,678	-	13,665	115,922	3,102	2,614
Units redeemed	(49,664)	(11,030)	(12,709)	-	(17,586)	(1,181)	(2,940)	(8,199)

Ending units	123,896	162,466	87,969	-	110,820	114,741	39,804	39,642

	PVTSCB		ROCMC		RVARS		TREI2
	2017	2016	2017	2016	2017	2016	2017	2016
Investment activity:
Net investment income (loss)	$5,271	8,647	21,740	34,150	-	536	302,676	523,471
Realized gain (loss) on investments	2,366	(62,163)	(136,635)	(740,554)	(1,145)	9,750	(122,361)	3,502,292
Change in unrealized gain (loss) on investments	20,145	200,135	(181,037)	1,903,622	8,192	(12,149)	817,863	(2,126,377)
Reinvested capital gains	42,727	91,160	529,710	-	-	-	2,350,350	2,612,541

Net increase (decrease) in Contract Owners’ Equity resulting from operations	70,509	237,779	233,778	1,197,218	7,047	(1,863)	3,348,528	4,511,927

Equity transactions:
Purchase payments received from contract owners (notes 2 and 6)	100,386	77,369	50,882	248,190	31,389	17,699	570,022	1,650,397
Transfers between funds	(139,317)	(117,147)	(1,224,464)	(1,658,524)	(323,026)	264,350	(4,941,383)	(28,293,862)
Surrenders (note 6)	(37,936)	(2,148)	(181,495)	(289,121)	(2,926)	(53,022)	(307,196)	(1,610,076)
Death benefits (note 4)	(1,262)	-	(18,791)	(17,715)	-	-	(77,877)	(111,687)
Net policy repayments (loans) (note 5)	(1,377)	(466)	81,813	578	(2,619)	(3,319)	20,519	639,689
Deductions for surrender charges (note 2)	-	-	-	-	-	-	-	-
Redemptions to pay cost of insurance charges and administration charges (note 2)	(28,260)	(28,814)	(90,722)	(122,527)	(13,377)	(33,952)	(331,279)	(440,840)
Asset charges (note 3):
FPVUL & VEL contracts	(141)	(155)	(392)	(1,280)	(655)	(1,472)	(3,043)	(2,844)
MSP contracts	-	-	-	-	-	-	-	-
SL contracts or LSFP contracts	-	-	-	-	-	-	-	-
Adjustments to maintain reserves	-	5	(159)	29	5	(4)	(60,357)	240

Net equity transactions	(107,907)	(71,356)	(1,383,328)	(1,840,370)	(311,209)	190,280	(5,130,594)	(28,168,983)

Net change in Contract Owners’ Equity	(37,398)	166,423	(1,149,550)	(643,152)	(304,162)	188,417	(1,782,066)	(23,657,056)
Contract Owners’ Equity beginning of period	998,748	832,325	6,274,296	6,917,448	530,647	342,230	27,774,880	51,431,936

Contract Owners’ Equity end of period	$961,350	998,748	5,124,746	6,274,296	226,485	530,647	25,992,814	27,774,880

CHANGES IN UNITS:
Beginning units	57,699	61,145	199,081	261,835	50,046	32,120	959,441	2,107,227
Units purchased	12,857	5,797	2,054	23,874	4,025	35,260	47,569	95,241
Units redeemed	(19,022)	(9,243)	(46,200)	(86,628)	(33,468)	(17,334)	(230,672)	(1,243,027)

Ending units	51,534	57,699	154,935	199,081	20,603	50,046	776,338	959,441

	TRHS2		TRLT1		TRMCG2		TRNAG1
	2017	2016	2017	2016	2017	2016	2017	2016
Investment activity:
Net investment income (loss)	$(24,918)	(28,140)	204,792	235,090	(60,530)	(53,393)	(41,121)	(64,057)
Realized gain (loss) on investments	1,008,712	2,792,366	(16,291)	(77,599)	14,065	(295,514)	261,810	(2,084,600)
Change in unrealized gain (loss) on investments	3,558,678	(6,483,689)	(62,243)	114,377	2,167,756	49,969	7,019,660	631,470
Reinvested capital gains	952,209	171,039	-	-	3,146,194	1,493,887	4,592,831	1,734,518

Net increase (decrease) in Contract Owners’ Equity resulting from operations	5,494,681	(3,548,424)	126,258	271,868	5,267,485	1,194,949	11,833,180	217,331

Equity transactions:
Purchase payments received from contract owners (notes 2 and 6)	720,880	624,525	202,542	279,362	148,762	31,967	3,289,502	2,815,837
Transfers between funds	(3,478,662)	(7,371,673)	2,789,178	(4,913,962)	(910,123)	409,211	(1,513,708)	(6,513,369)
Surrenders (note 6)	(1,264,036)	(1,150,540)	(339,216)	(3,711,993)	(152,194)	(72,582)	(169,500)	(2,667,924)
Death benefits (note 4)	(269,221)	(104,381)	(51,216)	(16,811)	(84,565)	(20,402)	(53,851)	(349,349)
Net policy repayments (loans) (note 5)	478,233	(30,272)	(4,228)	(229,178)	(1,040)	675,819	(300,586)	383,960
Deductions for surrender charges (note 2)	(804)	(921)	-	-	-	-	-	-
Redemptions to pay cost of insurance charges and administration charges (note 2)	(583,022)	(704,093)	(200,676)	(275,496)	(235,645)	(198,434)	(647,514)	(590,852)
Asset charges (note 3):
FPVUL & VEL contracts	(22,025)	(32,834)	(381)	(534)	-	-	(8,930)	(7,246)
MSP contracts	(2,034)	(1,791)	-	-	-	-	-	-
SL contracts or LSFP contracts	(4,776)	(7,401)	-	-	-	-	-	-
Adjustments to maintain reserves	21	74	335	1,287	(22)	218	948	216

Net equity transactions	(4,425,446)	(8,779,307)	2,396,338	(8,867,325)	(1,234,827)	825,797	596,361	(6,928,727)

Net change in Contract Owners’ Equity	1,069,235	(12,327,731)	2,522,596	(8,595,457)	4,032,658	2,020,746	12,429,541	(6,711,396)
Contract Owners’ Equity beginning of period	22,036,233	34,363,964	15,419,311	24,014,768	22,859,346	20,838,600	35,110,559	41,821,955

Contract Owners’ Equity end of period	$23,105,468	22,036,233	17,941,907	15,419,311	26,892,004	22,859,346	47,540,100	35,110,559

CHANGES IN UNITS:
Beginning units	719,025	999,696	1,472,159	2,318,939	458,552	442,133	1,270,514	1,528,987
Units purchased	27,503	27,573	286,144	62,380	27,999	36,748	121,203	211,304
Units redeemed	(153,702)	(308,244)	(59,131)	(909,160)	(52,175)	(20,329)	(111,048)	(469,777)

Ending units	592,826	719,025	1,699,172	1,472,159	434,376	458,552	1,280,669	1,270,514

	TRPSB1		TRBCGP		VWEM		VWHA
	2017	2016	2017	2016	2017	2016	2017	2016
Investment activity:
Net investment income (loss)	$47,454	54,657	(108,896)	(82,494)	33,193	30,500	(46,812)	64,794
Realized gain (loss) on investments	(12,623)	(188,191)	7,772,373	1,509,207	176,413	(120,107)	(3,295,910)	(3,880,140)
Change in unrealized gain (loss) on investments	298,826	279,097	8,968,308	(881,856)	3,913,575	58,637	2,871,270	14,108,839
Reinvested capital gains	241,594	91,725	741,670	-	-	39,636	-	-

Net increase (decrease) in Contract Owners’ Equity resulting from operations	575,251	237,288	17,373,455	544,857	4,123,181	8,666	(471,452)	10,293,493

Equity transactions:
Purchase payments received from contract owners (notes 2 and 6)	372,321	374,173	4,463,984	4,843,919	290,398	265,248	1,416,785	1,358,320
Transfers between funds	347,515	19,824	3,018,290	3,545,674	1,183,362	64,526	(25,389)	(202,933)
Surrenders (note 6)	(37,361)	(344,557)	(6,688,912)	(2,352,011)	(165,385)	(222,034)	(1,405,213)	(1,280,453)
Death benefits (note 4)	(2,535)	-	(137,646)	(1,648)	(129,600)	(34,629)	(147,394)	(97,481)
Net policy repayments (loans) (note 5)	(3,741)	51,619	(216,032)	(134,038)	196,785	43,666	(220,116)	(50,294)
Deductions for surrender charges (note 2)	-	-	-	-	(87)	(61)	-	-
Redemptions to pay cost of insurance charges and administration charges (note 2)	(76,993)	(61,447)	(852,923)	(690,535)	(318,250)	(303,572)	(550,171)	(627,769)
Asset charges (note 3):
FPVUL & VEL contracts	(775)	(363)	(20,195)	(15,983)	(12,413)	(15,869)	(12,693)	(19,014)
MSP contracts	-	-	-	-	(411)	(337)	(161)	(150)
SL contracts or LSFP contracts	-	-	-	-	(2,145)	(2,041)	(818)	(1,071)
Adjustments to maintain reserves	(2)	58	1,105	252	166	(24)	(32)	312

Net equity transactions	598,429	39,307	(432,329)	5,195,630	1,042,420	(205,127)	(945,202)	(920,533)

Net change in Contract Owners’ Equity	1,173,680	276,595	16,941,126	5,740,487	5,165,601	(196,461)	(1,416,654)	9,372,960
Contract Owners’ Equity beginning of period	3,981,119	3,704,524	47,617,148	41,876,661	7,894,612	8,091,073	32,061,348	22,688,388

Contract Owners’ Equity end of period	$5,154,799	3,981,119	64,558,274	47,617,148	13,060,213	7,894,612	30,644,694	32,061,348

CHANGES IN UNITS:
Beginning units	234,318	231,861	2,741,163	2,425,545	232,376	238,851	890,301	891,836
Units purchased	47,723	32,030	801,289	750,563	41,526	18,388	96,135	127,262
Units redeemed	(23,164)	(29,573)	(808,348)	(434,945)	(17,491)	(24,863)	(126,348)	(128,797)

Ending units	258,877	234,318	2,734,104	2,741,163	256,411	232,376	860,088	890,301

	VVB		VVCG		VVDV		VVI
	2017	2016	2017	2016	2017	2016	2017	2016
Investment activity:
Net investment income (loss)	$204,468	179,797	123,133	97,224	363,092	338,089	81,765	104,996
Realized gain (loss) on investments	163,529	59,478	202,671	(21,164)	421,740	379,235	198,068	27,395
Change in unrealized gain (loss) on investments	629,601	267,508	2,754,078	729,348	(449,932)	77,004	3,161,145	(205,005)
Reinvested capital gains	354,421	344,830	332,394	259,870	1,304,828	747,681	63,215	142,329

Net increase (decrease) in Contract Owners’ Equity resulting from operations	1,352,019	851,613	3,412,276	1,065,278	1,639,728	1,542,009	3,504,193	69,715

Equity transactions:
Purchase payments received from contract owners (notes 2 and 6)	502	957	950	741	(121)	1,671	2,455	1,770
Transfers between funds	453,693	885,363	1,094,938	961,080	(1,434,076)	(1,360,393)	1,340,971	(1,100,018)
Surrenders (note 6)	(306,000)	(150,391)	(451,000)	(186,428)	(397,000)	(222,347)	(373,000)	(135,878)
Death benefits (note 4)	(38,756)	(40,315)	(50,861)	(37,129)	(55,577)	(75,548)	(37,843)	(38,051)
Net policy repayments (loans) (note 5)	-	-	-	-	-	-	-	-
Deductions for surrender charges (note 2)	-	-	-	-	-	-	-	-
Redemptions to pay cost of insurance charges and administration charges (note 2)	(81,242)	(67,994)	(110,550)	(83,568)	(111,200)	(108,326)	(84,388)	(68,608)
Asset charges (note 3):
FPVUL & VEL contracts	-	-	-	-	-	-	-	-
MSP contracts	-	-	-	-	-	-	-	-
SL contracts or LSFP contracts	-	-	-	-	-	-	-	-
Adjustments to maintain reserves	24	63	52	65	39	89	43	60

Net equity transactions	28,221	627,683	483,529	654,761	(1,997,935)	(1,764,854)	848,238	(1,340,725)

Net change in Contract Owners’ Equity	1,380,240	1,479,296	3,895,805	1,720,039	(358,207)	(222,845)	4,352,431	(1,271,010)
Contract Owners’ Equity beginning of period	9,344,611	7,865,315	11,812,030	10,091,991	13,777,631	14,000,476	8,059,541	9,330,551

Contract Owners’ Equity end of period	$10,724,851	9,344,611	15,707,835	11,812,030	13,419,424	13,777,631	12,411,972	8,059,541

CHANGES IN UNITS:
Beginning units	525,315	489,833	1,075,747	1,016,660	823,155	942,963	737,202	867,678
Units purchased	23,150	50,650	83,234	88,265	5	-	93,620	1
Units redeemed	(21,814)	(15,168)	(46,290)	(29,178)	(113,151)	(119,808)	(33,429)	(130,477)

Ending units	526,651	525,315	1,112,691	1,075,747	710,009	823,155	797,393	737,202

	VVMCI		VVREI		VVSTC		VVSCG
	2017	2016	2017	2016	2017	2016	2017	2016
Investment activity:
Net investment income (loss)	$280,955	308,108	201,618	211,253	79,201	89,911	12,097	5,269
Realized gain (loss) on investments	889,393	812,689	123,492	164,883	10,387	(7,534)	(34,386)	(75,569)
Change in unrealized gain (loss) on investments	2,532,105	(261,900)	(322,915)	(336,706)	(2,057)	54,939	745,564	290,804
Reinvested capital gains	1,243,254	1,800,809	392,227	611,456	7,700	-	305,928	347,644

Net increase (decrease) in Contract Owners’ Equity resulting from operations	4,945,707	2,659,706	394,422	650,886	95,231	137,316	1,029,203	568,148

Equity transactions:
Purchase payments received from contract owners (notes 2 and 6)	1,572	4,959	(198)	2,312	124	224	356	728
Transfers between funds	(1,295,075)	(1,710,909)	(831,965)	352,919	(1,290,631)	519,703	165,826	78,511
Surrenders (note 6)	(877,000)	(453,591)	(257,000)	(153,766)	(147,000)	(92,583)	(161,000)	(77,195)
Death benefits (note 4)	(115,080)	(126,229)	(37,015)	(51,011)	(20,688)	(28,046)	(19,068)	(21,407)
Net policy repayments (loans) (note 5)	-	-	-	-	-	-	-	-
Deductions for surrender charges (note 2)	-	-	-	-	-	-	-	-
Redemptions to pay cost of insurance charges and administration charges (note 2)	(234,044)	(213,852)	(72,614)	(75,745)	(40,046)	(45,982)	(39,983)	(33,173)
Asset charges (note 3):
FPVUL & VEL contracts	-	-	-	-	-	-	-	-
MSP contracts	-	-	-	-	-	-	-	-
SL contracts or LSFP contracts	-	-	-	-	-	-	-	-
Adjustments to maintain reserves	84	169	1	75	1	20	40	13

Net equity transactions	(2,519,543)	(2,499,453)	(1,198,791)	74,784	(1,498,240)	353,336	(53,829)	(52,523)

Net change in Contract Owners’ Equity	2,426,164	160,253	(804,369)	725,670	(1,403,009)	490,652	975,374	515,625
Contract Owners’ Equity beginning of period	27,153,526	26,993,273	9,220,808	8,495,138	6,003,838	5,513,186	4,536,674	4,021,049

Contract Owners’ Equity end of period	$29,579,690	27,153,526	8,416,439	9,220,808	4,600,829	6,003,838	5,512,048	4,536,674

CHANGES IN UNITS:
Beginning units	1,397,843	1,540,845	479,306	477,496	466,816	439,398	236,916	240,856
Units purchased	10	-	4	16,989	3	40,382	6,633	3,324
Units redeemed	(116,433)	(143,002)	(60,893)	(15,179)	(115,688)	(12,964)	(9,920)	(7,264)

Ending units	1,281,420	1,397,843	418,417	479,306	351,131	466,816	233,629	236,916

	VVHGB		WRASP		WRGP		WRHIP
	2017	2016	2017	2016	2017	2016	2017	2016
Investment activity:
Net investment income (loss)	$521,385	441,697	113,239	54,386	20,138	(15,006)	2,134,453	2,711,630
Realized gain (loss) on investments	(4,838)	(33,629)	(509,422)	(2,956,905)	(405,481)	(698,650)	(831,707)	(1,537,892)
Change in unrealized gain (loss) on investments	213,575	(5,787)	1,674,330	2,491,470	2,891,051	(1,125,365)	1,193,991	4,306,807
Reinvested capital gains	77,170	58,226	-	-	1,284,220	1,888,577	-	-

Net increase (decrease) in Contract Owners’ Equity resulting from operations	807,292	460,507	1,278,147	(411,049)	3,789,928	49,556	2,496,737	5,480,545

Equity transactions:
Purchase payments received from contract owners (notes 2 and 6)	630	1,432	295,322	595,814	219,277	411,664	856,696	780,145
Transfers between funds	3,440,683	2,604,603	(711,193)	(5,478,611)	(3,985,656)	(2,863,914)	1,039,036	(2,733,156)
Surrenders (note 6)	(770,000)	(379,111)	(614,348)	(771,983)	(225,575)	(103,116)	(1,077,217)	(852,584)
Death benefits (note 4)	(95,912)	(98,561)	(37,475)	(165,993)	(1,804)	(12,999)	(81,057)	(108,110)
Net policy repayments (loans) (note 5)	-	-	27,412	(4,287)	(11,371)	(20,435)	(21,839)	(63,141)
Deductions for surrender charges (note 2)	-	-	(112)	(2,387)	-	-	(1)	-
Redemptions to pay cost of insurance charges and administration charges (note 2)	(204,980)	(185,908)	(333,977)	(470,553)	(167,486)	(195,300)	(481,121)	(444,562)
Asset charges (note 3):
FPVUL & VEL contracts	-	-	(15,749)	(24,349)	(1,859)	(1,272)	(4,647)	(5,672)
MSP contracts	-	-	(520)	(518)	-	-	-	-
SL contracts or LSFP contracts	-	-	(2,782)	(3,027)	-	-	-	-
Adjustments to maintain reserves	36	138	(8)	8	(15)	55	63	168

Net equity transactions	2,370,457	1,942,593	(1,393,430)	(6,325,886)	(4,174,489)	(2,785,317)	229,913	(3,426,912)

Net change in Contract Owners’ Equity	3,177,749	2,403,100	(115,283)	(6,736,935)	(384,561)	(2,735,761)	2,726,650	2,053,633
Contract Owners’ Equity beginning of period	22,938,055	20,534,955	7,622,325	14,359,260	16,376,320	19,112,081	38,252,688	36,199,055

Contract Owners’ Equity end of period	$26,115,804	22,938,055	7,507,042	7,622,325	15,991,759	16,376,320	40,979,338	38,252,688

CHANGES IN UNITS:
Beginning units	1,957,890	1,792,381	572,683	1,052,576	615,761	726,824	2,885,082	3,168,839
Units purchased	289,683	221,746	25,396	67,318	28,673	23,093	189,450	182,183
Units redeemed	(88,965)	(56,237)	(121,507)	(547,211)	(179,218)	(134,156)	(173,361)	(465,940)

Ending units	2,158,608	1,957,890	476,572	572,683	465,216	615,761	2,901,171	2,885,082

	WRMCG		WRRESP		WRSTP		SVDF
	2017	2016	2017	2016	2017	2016	2017	2016
Investment activity:
Net investment income (loss)	$(8,666)	(10,906)	91,275	75,410	(20,287)	(18,176)	(14,432)	(13,341)
Realized gain (loss) on investments	(45,745)	(535,333)	(330,156)	(367,986)	157,500	(1,162,290)	(494,007)	(321,740)
Change in unrealized gain (loss) on investments	926,235	500,716	(282,435)	(227,393)	2,512,193	690,860	3,496,881	106,434
Reinvested capital gains	127,475	333,815	944,683	725,353	1,322,514	499,483	853,372	994,544

Net increase (decrease) in Contract Owners’ Equity resulting from operations	999,299	288,292	423,367	205,384	3,971,920	9,877	3,841,814	765,897

Equity transactions:
Purchase payments received from contract owners (notes 2 and 6)	276,925	297,479	893,353	691,070	1,386,412	1,392,819	741,243	964,234
Transfers between funds	(923,466)	(2,796,342)	(2,047,871)	1,225,472	(1,184,627)	(1,578,510)	(1,717,534)	(3,345,233)
Surrenders (note 6)	(121,558)	(47,440)	(415,157)	(146,059)	(974,496)	(521,995)	(122,266)	(212,022)
Death benefits (note 4)	(46,340)	(54,535)	(2,034)	(47,521)	(48,271)	(87,587)	(19,141)	(207,150)
Net policy repayments (loans) (note 5)	(1,395)	3,578	(9,537)	(11,954)	(400,445)	(499,735)	(319)	(45,613)
Deductions for surrender charges (note 2)	-	-	-	-	-	-	-	-
Redemptions to pay cost of insurance charges and administration charges (note 2)	(79,905)	(105,642)	(131,058)	(142,580)	(370,901)	(321,673)	(183,693)	(176,876)
Asset charges (note 3):
FPVUL & VEL contracts	(1,276)	(1,724)	(5,569)	(6,058)	(10,737)	(9,524)	(13,983)	(12,674)
MSP contracts	-	-	-	-	-	-	-	-
SL contracts or LSFP contracts	-	-	-	-	-	-	-	-
Adjustments to maintain reserves	(55,792)	20	26	2	40	70	(10)	60

Net equity transactions	(952,807)	(2,704,606)	(1,717,847)	1,562,372	(1,603,025)	(1,626,135)	(1,315,703)	(3,035,274)

Net change in Contract Owners’ Equity	46,492	(2,416,314)	(1,294,480)	1,767,756	2,368,895	(1,616,258)	2,526,111	(2,269,377)
Contract Owners’ Equity beginning of period	4,199,956	6,616,270	8,724,567	6,956,811	13,447,888	15,064,146	13,994,736	16,264,113

Contract Owners’ Equity end of period	$4,246,448	4,199,956	7,430,087	8,724,567	15,816,783	13,447,888	16,520,847	13,994,736

CHANGES IN UNITS:
Beginning units	297,974	497,206	390,460	323,475	651,961	740,554	748,933	938,219
Units purchased	22,870	35,402	40,099	85,695	72,261	86,579	39,318	72,351
Units redeemed	(83,164)	(234,634)	(115,105)	(18,710)	(143,004)	(175,172)	(102,253)	(261,637)

Ending units	237,680	297,974	315,454	390,460	581,218	651,961	685,998	748,933

	SVOF		WFVSCG		PVGIB		PVTVB
	2017	2016	2017	2016	2017	2016	2017	2016
Investment activity:
Net investment income (loss)	$28,206	100,038	(7,981)	(7,591)	22,251	15,566	-	14,274
Realized gain (loss) on investments	(12,031)	(23,564)	(4,632)	(654,920)	18,491	35,956	-	(53,253)
Change in unrealized gain (loss) on investments	649,445	(6,347)	1,027,684	451,060	(110,857)	44,131	-	5,900
Reinvested capital gains	522,991	562,582	152,248	523,918	117,234	27,489	-	50,757

Net increase (decrease) in Contract Owners’ Equity resulting from operations	1,188,611	632,709	1,167,319	312,467	47,119	123,142	-	17,678

Equity transactions:
Purchase payments received from contract owners (notes 2 and 6)	7,772	2,383	209,052	213,643	(55,194)	37,272	-	47,909
Transfers between funds	(161,636)	(21,291)	107,278	(1,152,860)	(974,224)	(82,316)	-	(1,317,801)
Surrenders (note 6)	(30,622)	-	(79,930)	(837,193)	(15,888)	(22,332)	-	(53,959)
Death benefits (note 4)	-	-	(45,771)	(15,416)	(49)	-	-	(1,951)
Net policy repayments (loans) (note 5)	(15,936)	(1,771)	(29,420)	6,859	(4,704)	7,717	-	6,921
Deductions for surrender charges (note 2)	-	-	(293)	(288)	-	(588)	-	-
Redemptions to pay cost of insurance charges and administration charges (note 2)	(84,844)	(77,596)	(105,556)	(109,949)	(16,653)	(45,215)	-	(42,947)
Asset charges (note 3):
FPVUL & VEL contracts	-	-	(3,516)	(4,726)	(1,016)	(3,190)	-	(3,389)
MSP contracts	-	-	(30)	(25)	(17)	(45)	-	(448)
SL contracts or LSFP contracts	-	-	(987)	(1,012)	(159)	(512)	-	(576)
Adjustments to maintain reserves	22	59	(33,831)	46	67,668	(7)	-	-

Net equity transactions	(285,244)	(98,216)	16,996	(1,900,921)	(1,000,236)	(109,216)	-	(1,366,241)

Net change in Contract Owners’ Equity	903,367	534,493	1,184,315	(1,588,454)	(953,117)	13,926	-	(1,348,563)
Contract Owners’ Equity beginning of period	6,021,481	5,486,988	4,612,821	6,201,275	953,117	939,191	-	1,348,563

Contract Owners’ Equity end of period	$6,924,848	6,021,481	5,797,136	4,612,821	-	953,117	-	-

CHANGES IN UNITS:
Beginning units	229,422	234,040	270,148	390,465	36,456	41,318	-	53,180
Units purchased	4,420	2,777	16,025	16,134	514	1,769	-	2,396
Units redeemed	(14,278)	(7,395)	(15,854)	(136,451)	(36,970)	(6,631)	-	(55,576)

Ending units	219,564	229,422	270,319	270,148	-	36,456	-	-

	PIVEMI		CAF
	2017	2016	2017	2016
Investment activity:
Net investment income (loss)	$(326)	3,064	-	19,571
Realized gain (loss) on investments	142,990	(171,037)	-	3,341,232
Change in unrealized gain (loss) on investments	5,618	195,028	-	(4,805,528)
Reinvested capital gains	-	-	-	1,404,949

Net increase (decrease) in Contract Owners’ Equity resulting from operations	148,282	27,055	-	(39,776)

Equity transactions:
Purchase payments received from contract owners (notes 2 and 6)	3,911	3,873	-	276,455
Transfers between funds	(329,350)	(296,016)	-	(16,138,685)
Surrenders (note 6)	(183,837)	(69)	-	(444,878)
Death benefits (note 4)	(650)	-	-	(43,429)
Net policy repayments (loans) (note 5)	(11,738)	(5,616)	-	16,979
Deductions for surrender charges (note 2)	-	-	-	-
Redemptions to pay cost of insurance charges and administration charges (note 2)	(5,383)	(9,310)	-	(275,533)
Asset charges (note 3):
FPVUL & VEL contracts	(544)	(874)	-	(18,488)
MSP contracts	-	-	-	(505)
SL contracts or LSFP contracts	-	-	-	(669)
Adjustments to maintain reserves	(3)	3	-	8,986

Net equity transactions	(527,594)	(308,009)	-	(16,619,767)

Net change in Contract Owners’ Equity	(379,312)	(280,954)	-	(16,659,543)
Contract Owners’ Equity beginning of period	379,312	660,266	-	16,659,543

Contract Owners’ Equity end of period	$-	379,312	-	-

CHANGES IN UNITS:
Beginning units	65,304	120,357	-	1,029,042
Units purchased	68,545	761	-	43,072
Units redeemed	(133,849)	(55,814)	-	(1,072,114)

Ending units	-	65,304	-	-

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-4

NOTES TO FINANCIAL STATEMENTS

December 31, 2017

(1) Background and Summary of Significant Accounting Policies

(a) Organization and Nature of Operations

The Nationwide VLI Separate Account-4 (the Separate Account) was established pursuant to a resolution of the Board of Directors of Nationwide Life Insurance Company (the Company) on December 3, 1997. The Separate Account is registered as a unit investment trust under the Investment Company Act of 1940. The Separate Account is an Investment Company and follows accounting and reporting guidance under Financial Accounting Standards Board (FASB) Accounting Standards Codification (ASC) Topic 946, Financial Services - Investment Companies. The Company offers Flexible Premium, Modified Single Premium, Variable Executive Life and Survivorship Life Variable Life Insurance Policies through the Separate Account.

(b) The Policies

The Separate Account offers variable investment options through life insurance policies intended to provide benefits to the policyholder and/or the beneficiary named by the policyholder. Policy features are described in the applicable prospectus.

With certain exceptions, policyholders may invest in the following:

AB FUNDS

VPS Growth and Income Portfolio - Class A (ALVGIA)

VPS Growth and Income Portfolio - Class B (ALVGIB)*

VPS International Value Portfolio - Class A (ALVIVA)

VPS International Value Portfolio - Class B (ALVIVB)*

VPS Dynamic Asset Allocation Portfolio - Class A (ALVDAA)

VPS Small/Mid Cap Value Portfolio - Class A (ALVSVA)

VPS Small/Mid Cap Value Portfolio - Class B (ALVSVB)*

AMERICAN CENTURY INVESTORS, INC.

VP Inflation Protection Fund - Class I (ACVIP1)

VP Capital Appreciation Fund - Class I (ACVCA)

VP Income & Growth Fund - Class I (ACVIG)

VP Inflation Protection Fund - Class II (ACVIP2)

VP International Fund - Class I (ACVI)

VP Mid Cap Value Fund - Class I (ACVMV1)

VP Mid Cap Value Fund - Class II (ACVMV2)*

VP Ultra(R) Fund - Class I (ACVU1)

VP Value Fund - Class I (ACVV)

VP Value Fund - Class II (ACVV2)*

AMERICAN FUNDS GROUP (THE)

Asset Allocation Fund - Class 2 (AMVAA2)

Bond Fund - Class 2 (AMVBD2)

Global Small Capitalization Fund - Class 2 (AMVGS2)

Growth Fund - Class 2 (AMVGR2)

International Fund - Class 2 (AMVI2)

New World Fund - Class 2 (AMVNW2)

BLACKROCK FUNDS

Variable Series Funds, Inc. - BlackRock High Yield V.I. Fund - Class I (BRVHYI)

Large Cap Core V.I. Fund - Class II (MLVLC2)

Global Allocation V.I. Fund - Class II (MLVGA2)

CALVERT GROUP

VP S&P 500 Index Portfolio (CVSPIP)

DAVIS FUNDS

Value Portfolio (DAVVL)

DELAWARE FUNDS BY MACQUARIE

VIP Emerging Markets Series: Service Class (DWVEMS)

VIP Small Cap Value Series: Service Class (DWVSVS)

DIMENSIONAL FUND ADVISORS INC.

DFA VA Global Moderate Allocation Portfolio: Institutional Class Shares (DFVGMI)

VA Inflation-Protected Securities Portfolio (DFVIPS)

VA International Small Portfolio (DFVIS)

VA U.S. Targeted Value Portfolio (DFVUTV)

CONESTOGA CAPITAL ADVISORS

Stock Index Fund, Inc. - Service Shares (DSIFS)*

Appreciation Portfolio - Service Shares (DCAPS)*

DREYFUS CORPORATION

MidCap Stock Portfolio - Initial Shares (DVMCS)

Small Cap Stock Index Portfolio - Service Shares (DVSCS)

Stock Index Fund, Inc. - Initial Shares (DSIF)

Sustainable U.S. Equity Portfolio, Inc. - Initial Shares (DSRG)

Appreciation Portfolio - Initial Shares (DCAP)

Opportunistic Small Cap Portfolio - Initial Shares (DSC)

International Value Portfolio - Initial Shares (DVIV)

DEUTSCHE ASSET & WEALTH MANAGEMENT

Global Income Builder VIP - Class A (DSGIBA)

Small Cap Index VIP - Class A (BISCI)*

Variable Series II - DWS Small Mid Cap Value VIP - Class B (SVSSVB)

Variable Series II - DWS Large Cap Value VIP - Class B (SVSLVB)

EATON VANCE FUNDS

Floating-Rate Income Fund (ETVFR)

FEDERATED INVESTORS

Managed Tail Risk Fund II - Primary Shares (FVCA2P)

Quality Bond Fund II - Primary Shares (FQB)

Quality Bond Fund II - Service Shares (FQBS)*

FIDELITY INVESTMENTS

VIP Real Estate Portfolio - Service Class (FRESS)

VIP Contrafund(R) Portfolio - Service Class (FCS)

VIP Energy Portfolio - Service Class 2 (FNRS2)

VIP Equity-Income Portfolio - Service Class (FEIS)

VIP Equity-Income Portfolio - Service Class 2 (FEI2)*

VIP Freedom Fund 2010 Portfolio - Service Class (FF10S)

VIP Freedom Fund 2020 Portfolio - Service Class (FF20S)

VIP Freedom Fund 2020 Portfolio - Service Class 2 (FF20S2)*

VIP Freedom Fund 2030 Portfolio - Service Class (FF30S)

VIP Freedom Fund 2030 Portfolio - Service Class 2 (FF30S2)*

VIP Freedom Income Fund Portfolio - Service Class (FFINS)

VIP Growth & Income Portfolio - Service Class (FGIS)*

VIP Growth Opportunities Portfolio - Service Class (FGOS)

VIP Growth Portfolio - Service Class (FGS)

VIP Growth Portfolio - Service Class 2 (FG2)*

VIP High Income Portfolio - Service Class (FHIS)

VIP Index 500 Portfolio - Initial Class (FIP)

VIP Investment Grade Bond Portfolio - Service Class (FIGBS)

VIP Investment Grade Bond Portfolio - Service Class 2 (FIGBP2)*

VIP Mid Cap Portfolio - Service Class (FMCS)

VIP Mid Cap Portfolio - Service Class 2 (FMC2)*

VIP Money Market Portfolio - Initial Class (FMMP)

VIP Overseas Portfolio - Service Class (FOS)

VIP Value Strategies Portfolio - Service Class (FVSS)

VIP Fidelity VIP Freedom Fund 2005 Portfolio - Service Class (FF05S)

VIP Fidelity VIP Freedom Fund 2015 Portfolio - Service Class (FF15S)

VIP Fidelity VIP Freedom Fund 2025 Portfolio - Service Class (FF25S)

VIP Fidelity VIP Freedom Fund 2025 Portfolio - Service Class 2 (FF25S2)*

VIP Fidelity VIP Freedom Fund 2040 Portfolio - Service Class (FF40S)

VIP Fidelity VIP Freedom Fund 2040 Portfolio - Service Class 2 (FF40S2)*

VIP Freedom Fund 2050 Portfolio - Service Class (FF50S)

VIP Freedom Fund 2015 Portfolio - Service Class 2 (FF15S2)*

FRANKLIN TEMPLETON DISTRIBUTORS, INC.

Franklin Income Securities Fund - Class 2 (FTVIS2)

Rising Dividends Securities Fund - Class 1 (FTVRDI)

Small Cap Value Securities Fund - Class 1 (FTVSVI)

Small Cap Value Securities Fund - Class 2 (FTVSV2)

Mutual Global Discovery Securities Fund - Class 2 (FTVMD2)

Templeton Developing Markets Securities Fund - Class 2 (FTVDM2)

Templeton Foreign Securities Fund - Class 1 (TIF)

Templeton Foreign Securities Fund - Class 2 (TIF2)

Templeton Global Bond Securities Fund - Class 2 (FTVGI2)

VIP Founding Funds Allocation Fund - Class 2 (FTVFA2)

VIP Trust - Templeton Global Bond VIP Fund - Class 1 (FTVGB1)

INVESCO INVESTMENTS

VI Growth and Income Fund - Series I Shares (ACGI)

VI American Franchise Fund - Series I Shares (ACEG)

VI Value Opportunities Fund - Series I Shares (AVBVI)

VI High Yield Fund - Series I Shares (AVHY1)

VI International Growth Fund - Series I Shares (AVIE)

VI Mid Cap Core Equity Fund - Series I Shares (AVMCCI)

VI Small Cap Equity Fund - Series I Shares (AVSCE)

Van Kampen V.I. Mid Cap Growth Fund - Series I Shares (IVKMG1)

Balanced-Risk Allocation Fund - Series I Shares (IVBRA1)

INVESCO INVESTMENTS - KY

VI American Franchise Fund - Series II Shares (ACEG2)*

VI Growth and Income Fund - Series II Shares (VKLGI2)*

VI American Value Fund - Series I Shares (MSVMV)*

J.P. MORGAN INVESTMENT MANAGEMENT INC.

Mid Cap Value Portfolio: Class 1 (JPMMV1)

Small Cap Core Portfolio 1 (JPSCE1)

Insurance Trust Core Bond Portfolio: Class 1 (OGBDP)*

Insurance Trust U.S. Equity Portfolio: Class 1 (OGDEP)*

JANUS HENDERSON INVESTORS

Balanced Portfolio: Service Shares (JABS)

Enterprise Portfolio: Institutional Shares (JAEI)

Enterprise Portfolio: Service Shares (JAMGS)

Flexible Bond Portfolio: Service Shares (JAFBS)

Forty Portfolio: Service Shares (JACAS)

Global Technology Portfolio: Service Shares (JAGTS)

Overseas Portfolio: Service Shares (JAIGS)

Perkins Mid Cap Value Portfolio: Service Shares (JAMVS)

LAZARD FUNDS

Retirement Emerging Markets Equity Portfolio - Service Shares (LZREMS)

LEGG MASON

ClearBridge Variable Small Cap Growth Portfolio - Class I (SBVSG)

LORD ABBETT FUNDS

Lord Abbett Series Fund Inc. - Bond Debenture Portfolio: Class VC (LOVBD)

Lord Abbett Series Fund Inc. - Mid Cap Stock Portfolio: Class VC (LOVMCV)

Lord Abbett Series Fund, Inc. - Total Return Portfolio - Class VC (LOVTRC)

Lord Abbett Series Fund Inc. - Short Duration Income Portfolio: Class VC (LOVSDC)

M FUNDS

M Large Cap Value Fund (MFBOV)*

M Capital Appreciation Fund (MFFCA)*

M International Equity Fund (MFBIE)*

M Large Cap Growth Fund (MFTCG)*

MASSACHUSETTS FINANCIAL SERVICES CO.

VIT II - MFS Blended Research Core Equity Portfolio - Service Class (MVBRES)

MFS Bond Portfolio - Service Class (MVBDS)*

MFS Total Return Bond Series - Service Class (MVRBSS)

Var Insurance Trust II - MFS Investors Growth Stock Portfolio - Initial Class (MV2IGI)

Var Insurance Trust II - MFS Research International Portfolio - Service Class (MV2RIS)

Variable Insurance Trust - MFS New Discovery Series - Intital Class (MNDIC)

New Discovery Series - Service Class (MNDSC)

Value Series - Initial Class (MVFIC)

Value Series - Service Class (MVFSC)

Variable Insurance Trust II - MFS International Value Portfolio - Service Class (MVIVSC)

MORGAN STANLEY

Core Plus Fixed Income Portfolio - Class I (MSVFI)

Emerging Markets Debt Portfolio - Class I (MSEM)

Emerging Markets Debt Portfolio - Class II (MSEMB)*

Global Real Estate Portfolio - Class II (VKVGR2)

Mid Cap Growth Portfolio - Class II (MSVMG2)*

Universal Institutional Funds, Inc. - Mid Cap Growth Portfolio - Class I (MSVMG)

Universal Institutional Funds, Inc. - Growth Portfolio - Class I (MSVEG)

U.S. Real Estate Portfolio - Class I (MSVRE)

NATIONWIDE FUNDS GROUP

NVIT Investor Destinations Managed Growth and Income Class I (IDPGI)

NVIT Investor Destinations Managed Growth Class I (IDPG)

NVIT Cardinal Managed Growth and Income Class I (NCPGI)

NVIT Cardinal Managed Growth Class I (NCPG)

NVIT Bond Index Fund Class I (NVBX)

NVIT International Index Fund Class I (NVIX)

American Century NVIT Multi Cap Value Fund - Class I (NVAMV1)

American Funds NVIT Asset Allocation Fund - Class II (GVAAA2)

American Funds NVIT Bond Fund - Class II (GVABD2)

American Funds NVIT Global Growth Fund - Class II (GVAGG2)

American Funds NVIT Growth Fund - Class II (GVAGR2)

American Funds NVIT Growth-Income Fund - Class II (GVAGI2)

Federated NVIT High Income Bond Fund - Class I (HIBF)

NVIT Emerging Markets Fund - Class I (GEM)

NVIT International Equity Fund - Class I (GIG)

Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class II (NVIE6)

Neuberger Berman NVIT Multi Cap Opportunities Fund - Class I (NVNMO1)

Neuberger Berman NVIT Socially Responsible Fund - Class I (NVNSR1)

Neuberger Berman NVIT Socially Responsible Fund - Class II (NVNSR2)*

NVIT Cardinal Aggressive Fund - Class I (NVCRA1)

NVIT Cardinal Balanced Fund - Class I (NVCRB1)

NVIT Cardinal Capital Appreciation Fund - Class I (NVCCA1)

NVIT Cardinal Conservative Fund - Class I (NVCCN1)

NVIT Cardinal Moderate Fund - Class I (NVCMD1)

NVIT Cardinal Moderately Aggressive Fund - Class I (NVCMA1)

NVIT Cardinal Moderately Conservative Fund - Class I (NVCMC1)

NVIT Core Bond Fund - Class I (NVCBD1)

NVIT Core Plus Bond Fund - Class I (NVLCP1)

NVIT Nationwide Fund - Class I (TRF)

NVIT Government Bond Fund - Class I (GBF)

NVIT International Index Fund - Class II (GVIX2)

NVIT Investor Destinations Aggressive Fund - Class II (GVIDA)

NVIT Investor Destinations Balanced Fund - Class II (NVDBL2)

NVIT Investor Destinations Capital Appreciation Fund - Class II (NVDCA2)

NVIT Investor Destinations Conservative Fund - Class II (GVIDC)

NVIT Investor Destinations Moderate Fund - Class II (GVIDM)

NVIT Investor Destinations Moderately Aggressive Fund - Class II (GVDMA)

NVIT Investor Destinations Moderately Conservative Fund - Class II (GVDMC)

NVIT Mid Cap Index Fund - Class I (MCIF)

NVIT Mid Cap Index Fund - Class II (MCIF2)*

NVIT Money Market Fund - Class I (SAM)

NVIT Money Market Fund - Class V (SAM5)

NVIT Multi-Manager International Growth Fund - Class I (NVMIG1)

NVIT Multi-Manager International Value Fund - Class I (GVDIVI)

NVIT Multi-Manager Large Cap Growth Fund - Class I (NVMLG1)

NVIT Multi-Manager Large Cap Value Fund - Class I (NVMLV1)

NVIT Multi-Manager Mid Cap Growth Fund - Class I (NVMMG1)

NVIT Multi-Manager Mid Cap Value Fund - Class I (NVMMV1)

NVIT Multi-Manager Mid Cap Value Fund - Class II (NVMMV2)

NVIT Multi-Manager Small Cap Growth Fund - Class I (SCGF)

NVIT Multi-Manager Small Cap Value Fund - Class I (SCVF)

NVIT Multi-Manager Small Company Fund - Class I (SCF)

NVIT Multi-Sector Bond Fund - Class I (MSBF)

NVIT Short Term Bond Fund - Class I (NVSTB1)

NVIT Short Term Bond Fund - Class II (NVSTB2)

NVIT Large Cap Growth Fund - Class I (NVOLG1)

Templeton NVIT International Value Fund - Class III (NVTIV3)

Invesco NVIT Comstock Value Fund - Class I (EIF)

NVIT Real Estate Fund - Class I (NVRE1)

Loring Ward NVIT Capital Appreciation Fund - Class P (NVLCAP)

Loring Ward NVIT Moderate Fund - Class P (NVLMP)

NVIT Small Cap Index Fund Class II (NVSIX2)

NVIT S&P 500 Index Fund Class I (GVEX1)

NEUBERGER & BERMAN MANAGEMENT, INC.

Short Duration Bond Portfolio - I Class Shares (AMTB)

Guardian Portfolio - I Class Shares (AMGP)

International Portfolio - S Class Shares (AMINS)*

Mid-Cap Growth Portfolio - I Class Shares (AMCG)

Mid-Cap Growth Portfolio - S Class Shares (AMMCGS)

Advisers Management Trust: Large Cap Value Portfolio - Class I (AMTP)

Advisers Management Trust: Mid Cap Intrinsic Value Portfolio - Class I (AMRI)

Advisers Management Trust: Mid Cap Intrinsic Value Portfolio - Class S (AMRS)*

Socially Responsive Portfolio - I Class Shares (AMSRS)

NORTHERN LIGHTS

TOPS Managed Risk Balanced ETF Portfolio - Class 3 (NOTB3)

TOPS Managed Risk Growth ETF Portfolio - Class 3 (NOTG3)

TOPS Managed Risk Moderate Growth ETF Portfolio - Class 3 (NOTMG3)

OPPENHEIMER FUNDS

Oppenheimer Capital Appreciation Fund/VA - Service Class (OVCAFS)*

Capital Appreciation Fund/VA - Non-Service Shares (OVGR)

Global Securities Fund/VA - Non-Service Shares (OVGS)

Oppenheimer Variable Account Funds - Oppenheimer Global Fund/VA: Service Shares (OVGSS)*

International Growth Fund/VA - Non-Service Shares (OVIG)

Main Street Fund(R)/VA - Non-Service Shares (OVGI)

Main Street Small- & Mid-Cap Fund(R)/VA - Non-Service Shares (OVSC)

Discovery Mid Cap Growth Fund/VA - Non-Service Shares (OVAG)

Global Strategic Income Fund/VA - Non-service Shares (OVSB)

PIMCO FUNDS

All Asset Portfolio - Administrative Class (PMVAAA)

CommodityRealReturn(R) Strategy Portfolio - Administrative Class (PMVRSA)

Foreign Bond Portfolio (Unhedged) - Administrative Class (PMVFBA)

Long-Term U.S. Government Portfolio - Administrative Class (PMVLGA)

Low Duration Portfolio - Administrative Class (PMVLDA)

Real Return Portfolio - Administrative Class (PMVRRA)

Total Return Portfolio - Administrative Class (PMVTRA)

Global Bond Portfolio (Unhedged) - Administrative Class (PMVGBA)

Foreign Bond Portfolio (U.S. Dollar-Hedged) - Administrative Class (PMVFHA)

GOLDMAN SACHS ASSET MANAGEMENT GROUP

Mid Cap Value- Institutional Shares (GVMCE)

Goldman Sachs Structured Small Cap Equity Fund (GVCSE)

VIT Growth Opportunities Fund - Service Shares (GVGOPS)

Goldman Sachs Global Markets Navigator Fund - Service Shares (GVGMNS)

LINCOLN FUNDS

Baron Growth Opportunities Fund Service Class (BNCAI)

AMUNDI PIONEER

Pioneer Variable Contracts Trust - Pioneer High Yield VCT Portfolio: Class I (PIHYB1)

Pioneer Variable Contracts Trust - Pioneer High Yield VCT Portfolio: Class II (PIHYB2)*

PUTNAM INVESTMENTS

VT Equity Income Fund: Class IB (PVEIB)

VT Growth Opportunities Fund: Class IB (PVGOB)

VT International Equity Fund: Class IB (PVTIGB)

VT Small Cap Value Fund: Class IB (PVTSCB)

ROYCE CAPITAL FUNDS

Micro-Cap Portfolio - Investment Class (ROCMC)

Small-Cap Portfolio - Investment Class (ROCSC)*

GUGGENHEIM INVESTMENTS

Variable Fund - Multi-Hedge Strategies (RVARS)

T. ROWE PRICE

Blue Chip Growth Portfolio - II (TRBCG2)*

Equity Income Portfolio - II (TREI2)

Health Sciences Portfolio - II (TRHS2)

Limited-Term Bond Portfolio (TRLT1)

Limited-Term Bond Portfolio - II (TRLT2)*

Mid-Cap Growth Portfolio - II (TRMCG2)

New America Growth Portfolio (TRNAG1)

Personal Strategy Balanced Portfolio (TRPSB1)

Blue Chip Growth Portfolio (TRBCGP)

VAN ECK ASSOCIATES CORPORATION

VIP Trust Emerging Markets Fund - Initial Class (VWEM)

VIP Trust Global Hard Assets Fund - Initial Class (VWHA)

VANGUARD GROUP OF INVESTMENT COMPANIES

Variable Insurance Fund - Balanced Portfolio (VVB)

Variable Insurance Fund - Capital Growth Portfolio (VVCG)

Variable Insurance Fund - Diversified Value Portfolio (VVDV)

Variable Insurance Fund - International Portfolio (VVI)

Variable Insurance Fund - Mid-Cap Index Portfolio (VVMCI)

Variable Insurance Fund - REIT Index Portfolio (VVREI)

Variable Insurance Fund - Short-Term Investment-Grade Portfolio (VVSTC)

Variable Insurance Fund - Small Company Growth Portfolio (VVSCG)

Variable Insurance Fund - Total Bond Market Index Portfolio (VVHGB)

WADDELL & REED, INC.

Variable Insurance Portfolios - Asset Strategy (WRASP)

Variable Insurance Portfolios - Growth (WRGP)

Variable Insurance Portfolios - High Income (WRHIP)

Variable Insurance Portfolios - Mid Cap Growth (WRMCG)

Variable Insurance Portfolios - Real Estate Securities (WRRESP)

Variable Insurance Portfolios - Science and Technology (WRSTP)

WELLS FARGO FUNDS

Wells Fargo Variable Trust - VT Discovery Fund: Class 2 (SVDF)

Advantage VT Opportunity Fund - Class 2 (SVOF)

Advantage VT Small Cap Growth Fund - Class 2 (WFVSCG)

*	At December 31, 2017, policyholders were not invested in this fund.

The Contract Owners’ Equity is affected by the investment results of each fund, equity transactions by policyholders and certain policy and asset charges (see notes 2 and 3). The accompanying financial statements include only policyholders’ purchase payments pertaining to the variable portions of their policies and exclude any purchase payments for fixed dollar benefits, the latter being included in the accounts of the Company.

A policyholder may choose from among a number of different underlying mutual fund options. The underlying mutual fund options are not available to the general public directly. The underlying mutual funds are available as investment options in variable life insurance policies issued by life insurance companies or, in some cases, through participation in certain qualified pension or retirement plans.

Some of the underlying mutual funds have been established by investment advisers which manage publicly traded mutual funds having similar names and investment objectives. While some of the underlying mutual funds may be similar to, and may in fact be modeled after, publicly traded mutual funds, the underlying mutual funds are not otherwise directly related to any publicly traded mutual fund. Consequently, the investment performance of publicly traded mutual funds and any corresponding underlying mutual funds may differ substantially.

A purchase payment could be presented as a negative equity transaction in the Statements of Changes in Contract Owners’ Equity if a prior period purchase payment is refunded to a policyholder due to a policy cancellation during the free look period, and/or if a gain is realized by the policyholder during the free look period.

The Company allocates purchase payments to subaccounts and/or the fixed account as instructed by the policyholder. Shares of the subaccounts are purchased at Net Asset Value, then converted into accumulation units. Certain transactions may be subject to conditions imposed by the underlying mutual funds, as well as those set forth in the policy.

(c) Security Valuation, Transactions and Related Investment Income

Investments in underlying mutual funds are valued at the closing Net Asset Value per share at December 31, 2017 of such funds. The cost of investments sold is determined on a first in - first out basis. Investment transactions are accounted for on the trade date (date the order to buy or sell is executed), and dividends and capital gain distributions are accrued as of the ex-dividend date and are reinvested in the underlying mutual funds.

(d) Federal Income Taxes

Operations of the Separate Account form a part of, and are taxed with, operations of the Company, which is taxed as a life insurance company under the provisions of the Internal Revenue Code. The Company does not provide for income taxes within the Separate Account. Taxes are generally the responsibility of the policyholder upon termination or withdrawal.

(e) Use of Estimates in the Preparation of Financial Statements

The preparation of financial statements in conformity with U.S. generally accepted accounting principles may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities, if any, at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

(f) Recently Issued Accounting Standards

There are no recently issued accounting standards applicable to the Separate Account.

(g) Subsequent Events

The Company evaluated subsequent events through the date the financial statements were issued with the Securities and Exchange Commission, and no subsequent events have occurred requiring accrual or disclosure.

(h) Securities and Exchange Commission Regulations

On October 13, 2016, the Securities and Exchange Commission amended Regulation S-X, which will require standardized, enhanced disclosure about derivatives in investment company financial statements, as well as other amendments. The compliance date for the amendments to Regulation S-X is August 1, 2017. Management has incorporated the changes necessary to the financial statements and disclosures.

(2) Policy Charges

The Separate Account assesses charges associated with the policy. These charges are either assessed as a direct deduction from premium payments or through a redemption of units from the subaccounts contained within the Separate Account. The assessment of charges varies based on the policy and any additional riders or benefits elected. The additional riders or benefits and related charges specific to each product are described in detail in the applicable prospectus.

Policy Charges
Mortality and Expense Risk Charge/Variable Account Asset Charge - assessed through a redemption of units	Equal, on an annual basis, to 0.05% - 1.25% of the daily value of the assets invested in each fund
Sales Charge - assessed through a deduction from premium payments	0.0% - 12% of each premium paid
Premium Tax Charge - assessed through a deduction from premium payments	3.5% of each premium payment
Cost of Insurance Charges (including any flat extra charge) - assessed through a redemption of units	$0.01 - $83.33 per $1,000 of a policy’s net amount at risk
Administrative Charge - assessed through a redemption of units	$5 - $10 per policy, per month
Administrative/Specified Amount Charge	$0.01 - $0.40 per $1,000 of specified amount
Tax Expense Charge	$0.42 per $1,000 of cash value
Administrative Expense Charge	$0.25 per $1,000 of cash value
Surrender Charge - assessed through a redemption of units	$0.00 - $124.65 per $1,000 of a policy’s specified amount; for single premium policies 0.00% - 10.00% of premium
Policy Loan Interest Charge - assessed through a redemption of units	2% - 6% of an outstanding policy loan
Partial Surrender Fees - assessed through a redemption of units	$0.00 - $25.00 per request
Rider Charges - assessed through a redemption of units monthly, unless otherwise specified.
Long-Term Care Rider Charge	$0.02 - $28.65 per $1,000 of the rider’s net amount risk; or $1.946 per $1,000 of the rider’s specified amount
Estate Protection Rider Charge	$0.01 - $83.33 per $1,000 of a rider death benefit
Policy Split Option Rider Charge	$0.01 - $0.03 of policy and Additional Term Insurance Rider specified amount
Policy Guard/Overloan Lapse Protection Rider Charge	$1.50 - $157.00 per $1,000 of the policy’s cash value at the time the rider is invoked
Adjusted Sales Load Life Insurance Rider Charge	$0.14 for each $1,000 of premium for each 1% of sales load reduction elected
Additional Protection Rider Charge/Supplemental Insurance Rider Charge	$0.01 - $125.00 per $1,000 of the rider’s death benefit
Cost of Insurance Charge	$0.01 - $125.00
Variable Account Asset Charge	0.16% - 1.25%
Specified Amount Charge	$0.01 - $0.40 per $1,000 of specified amount
Children’s Term Insurance Rider Charge	$0.43 per $1,000 of the rider’s specified amount
Spouse Life Insurance Rider Charge	$0.10 - $12.02 per $1,000 of the rider’s specified amount
Accidental Death Benefit Rider Charge	$0.05 - $0.75 per $1,000 of the rider’s specified amount
Premium Waiver Rider Charge	$42 - $315 per $1,000 of the rider’s benefit amount
Waiver of Monthly Deductions Rider Charge	$85 - $860 per $1,000 of the rider’s benefit amount

For the periods ended December 31, 2017 and 2016, total front-end sales charge deductions were $11,152,111 and $11,076,473, respectively and were recognized as a reduction of purchase payments on the Statements of Changes in Contract Owners’ Equity.

(3) Asset Charges

The Company deducts a charge related to the assumption of mortality and expense risk.

(a) Modified Single Premium Policies (MSP)

For modified single premium policies, the Company deducts a charge equal to an annualized rate of 0.70% of the cash surrender value of the sub-accounts. In policy years 1 - 10, the Company also deducts a charge equal to the annualized rate of 0.50% of the cash surrender value of the sub-accounts to remiburse us for taxes imposed by federal, state and local governments. These charges are assessed monthly against each policy by liquidating units.

(b) Flexible Premium and Variable Executive Life Policies (FPVUL and VEL)

For Best of America® The Next Generation and ChoiceLifeSM policies, during the first fifteen policy years, the Company deducts a charge of $0.50 per $1,000 on the first $25,000 of cash value attributable to the variable account, $0.25 per $1,000 on $25,001 up to $250,000 of cash value attributable to the variable account and $0.08 per $1,000 over $250,000 of cash value attributable to the variable account. Beginning in policy year sixteen, the Company deducts a charge of $0.50 per $1,000 on the first $25,000 of cash value attributable to the variable account, and $0.08 per $1,000 over $25,000 of cash value attributable to the variable account. This charge is assessed monthly against each policy by liquidating units. For Choice Life ProtectionSM policies and Best of America® ProtectionSM policies, the Company deducts $0.66 per $1,000 of cash surrender value attributable to the variable account during the first through fifteenth years from the Policy Date. Thereafter, this charge is $0.25 per $1,000 of cash surrender value attributable to the variable account. This charge is assessed monthly against each policy by liquidating units.

(c) Survivorship Life Policies (SL)

For The Best of America® Last Survivorship II and The Best of America® ChoiceLife Survivorship policies, during the first ten policy years, the Company deducts a charge of $0.46 per $1,000 on the cash surrender value attributable to the variable account. After ten years from the Policy Date, the Company deducts $0.46 per $1,000 on the first $25,000 of cash surrender value attributable to the variable account; $0.29 per $1,000 on $25,001 up to $99,999 of cash surrender value attributable to the variable account; and $0.17 per $1,000 on $100,000 or more of cash surrender value attributable to the variable account. This charge is assessed monthly against each policy by liquidating units.

For The Best of America® ChoiceLifeSM Survivorship II and Next GenerationSM Survivorship Life policies, during the first fifteen policy years, the Company deducts a charge of $0.50 per $1,000 on the first $25,000 of cash surrender value attributable to the variable account; $0.25 per $1,000 on $25,001 up to $250,000 of cash surrender value attributable to the variable account; and $0.08 per $1,000 over $250,000 of cash surrender value attributable to the variable account. After fifteen years from the Policy Date, the Company deducts $0.50 per $1,000 on the first $25,000 of cash surrender value attributable to the variable account and $0.08 per $1,000 over $25,000 of cash surrender value attributable to the variable account. This charge is assessed monthly against each policy by liquidating units.

For The Best of America® ProtectionSM Survivorship and ChoiceLife ProtectionSM Survivorship Life policies, during the first fifteen policy years, the Company deducts a charge of $0.66 per $1,000 of cash surrender value attributable to the variable account. After fifteen years from the Policy Date, the Company deducts $0.25 per $1,000 of cash surrender value attributable to the variable account. This charge is assessed monthly against each policy by liquidating units.

(d) Corporate Policies (LSFP)

For Future Corporate Flexible Premium variable Universal Life, the Company deducts a charge guaranteed not to exceed an annualized rate of 0.90% of the daily net assets of the Separate Account for policies issued on or after January 1, 2009. This charge is guaranteed not to exceed an annualized rate of 0.75% of the daily net assets of the Separate Account for policies issued prior to January 1, 2009. Currently, this rate is 0.25% during the first through fourth policy years, 0.20% during the fifth through fifteenth policy years, and 0.10% thereafter. This charge is assessed monthly against each policies by liquidating units.

For Future Executive Corporate Flexible Premium Variable Universal Life, the Company deducts a charge guaranteed not to exceed an annualized rate of 0.90% of the daily net assets of the Separate Account. Currently, this rate is 0.25% during the first through fourth policy years, 0.20% during the fifth through fifteenth policy years, and 0.10% thereafter. This charge is assessed monthly against each policy by liquidating units.

For Next Generation Corporate Owned Flexible Premium Variable Universal Life, the Company deducts a charge guaranteed not to exceed an annualized rate of 1.25% of the daily net assets of the Separate Account. Currently, this rate will not exceed 0.60%. This charge is assessed monthly against each policy by liquidating units.

The Company may reduce or eliminate certain charges where the size or nature of the group results in savings in sales, underwriting, administrative or other costs to the Company. These charges may be reduced in certain group sponsored arrangements or special exchange programs made available by the Company.

(4) Death Benefits

Death benefit proceeds result in a redemption of the policy value from the Separate Account and payment of those proceeds, less any outstanding policy loans (and policy charges), to the legal beneficiary. In the event that the guaranteed death benefit exceeds the policy value on the date of death, the excess is paid by the Company’s general account.

(5) Policy Loans (Net of Repayments)

Policy provisions allow policyholders to borrow 90% of a policy’s variable cash surrender value plus 100% of a policy’s fixed cash surrender value less applicable value of surrender charge. Interest is charged on the outstanding loan and is due and payable in advance on the policy anniversary. At the time the loan is granted, the amount of the loan is transferred from the Separate Account to the Company’s general account as collateral for the outstanding loan. Collateral amounts in the general account are credited with the stated rate of interest in effect at the time the loan is made, subject to a guaranteed minimum rate. Interest credited is paid by the Company’s general account to the Separate Account. Loan repayments result in a transfer of collateral including interest credited back to the Separate Account.

(6) Related Party Transactions

The Company performs various services on behalf of the mutual fund companies in which the Separate Account invests and may receive fees for the services performed. These services include, among other things, shareholder communications, postage, fund transfer agency and various other record keeping and customer service functions. These fees are paid to an affiliate of the Company.

Policyholders may, with certain restrictions, transfer their assets between the Separate Account and a fixed dollar policy (fixed account) maintained in the accounts of the Company. These transfers are the result of the policyholder executing fund exchanges. Fund exchanges from the Separate Account to the fixed account are included in surrenders, and fund exchanges from the fixed account to the Separate Account are included in purchase payments received from policyholders, as applicable, on the accompanying Statements of Changes in Contract Owner’s Equity. Policy loan transactions (note 5), executed at the direction of the policyholder, also result in transfers between the Separate Account and the fixed account of the Company, but are included in Net Policy Repayments (Loans). The fixed account assets are not reflected in the accompanying financial statements. For the periods ended December 31, 2017 and 2016, total transfers to the Separate Account from the fixed account were $47,692,710 and $47,759,275, respectively, and total transfers from the Separate Account to the fixed account were $70,943,753 and $83,480,348, respectively.

(7) Fair Value Measurement

FASB ASC 820, Fair Value Measurements and Disclosures, defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. In determining fair value, the Separate Account generally uses the market approach as the valuation technique due to the nature of the mutual fund investments offered in the Separate Account. This technique maximizes the use of observable inputs and minimizes the use of unobservable inputs.

In accordance with FASB ASC 820, the Separate Account categorized its financial instruments into a three level hierarchy based on the priority of the inputs to the valuation technique. The fair value hierarchy gives the highest priority to quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). If the inputs used to measure fair value fall within different levels of the hierarchy, the category level is based on the lowest priority level input that is significant to the fair value measurement of the instrument in its entirety.

The Separate Account categorizes financial assets recorded at fair value as follows:

•

Level 1 – Unadjusted quoted prices accessible in active markets and mutual funds where the value per share (unit) is determined and published and is the basis for current transactions for identical assets or liabilities at the measurement date.

•

Level 2 – Unadjusted quoted prices for similar assets or liabilities in active markets or inputs (other than quoted prices) that are observable or that are derived principally from or corroborated by observable market data through correlation or other means.

•

Level 3 – Prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement. Inputs reflect management’s best estimate about the assumptions market participants would use at the measurement date in pricing the asset or liability. Consideration is given to the risk inherent in both the method of valuation and the valuation inputs.

The Separate Account recognizes transfers between fair value hierarchy levels at the reporting period end. There were no transfers between Level 1 and 2 as of December 31, 2017.

The following table summarizes assets measured at fair value on a recurring basis as of December 31, 2017:

	Level 1	Level 2	Level 3	Total
Separate Account Investments	$5,289,329,039	$-	$-	$5,289,329,039

The cost of purchases and proceeds from sales of Investments for the year ended December 31, 2017 are as follows:

	Purchase of Investments	Sales of Investments
VPS Growth and Income Portfolio - Class A (ALVGIA)	$8,138,954	$11,441,246
VPS International Value Portfolio - Class A (ALVIVA)	820,310	3,453,119
VPS Dynamic Asset Allocation Portfolio - Class A (ALVDAA)	10,758	16,298
VPS Small/Mid Cap Value Portfolio - Class A (ALVSVA)	2,744,733	4,063,729
VP Inflation Protection Fund - Class I (ACVIP1)	14,310,978	12,055,568
VP Capital Appreciation Fund - Class I (ACVCA)	311,837	293,372
VP Income & Growth Fund - Class I (ACVIG)	1,288,654	2,396,632
VP Inflation Protection Fund - Class II (ACVIP2)	749,697	1,058,534
VP International Fund - Class I (ACVI)	225,630	2,891,020
VP Mid Cap Value Fund - Class I (ACVMV1)	14,015,343	19,210,084
VP Ultra(R) Fund - Class I (ACVU1)	125,402	467,591
VP Value Fund - Class I (ACVV)	6,008,234	7,644,230
Asset Allocation Fund - Class 2 (AMVAA2)	5,104,883	2,020,791
Bond Fund - Class 2 (AMVBD2)	2,482,363	923,400
Global Small Capitalization Fund - Class 2 (AMVGS2)	344,136	455,036
Growth Fund - Class 2 (AMVGR2)	14,104,110	8,451,887
International Fund - Class 2 (AMVI2)	6,473,235	3,030,167
New World Fund - Class 2 (AMVNW2)	1,642,722	1,326,941
Variable Series Funds, Inc. - BlackRock High Yield V.I. Fund - Class I (BRVHYI)	5,220,542	2,638,497
Large Cap Core V.I. Fund - Class II (MLVLC2)	586,620	794,711

Global Allocation V.I. Fund - Class II (MLVGA2)	1,583,380	1,285,092
VP S&P 500 Index Portfolio (CVSPIP)	258,744	163,901
Value Portfolio (DAVVL)	885,140	1,041,308
VIP Emerging Markets Series: Service Class (DWVEMS)	1,634,883	1,042,262
VIP Small Cap Value Series: Service Class (DWVSVS)	10,845,384	8,371,785
DFA VA Global Moderate Allocation Portfolio: Institutional Class Shares (DFVGMI)	156,322	777
VA Inflation-Protected Securities Portfolio (DFVIPS)	441,993	1,574,486
VA International Small Portfolio (DFVIS)	427,859	177,069
VA U.S. Targeted Value Portfolio (DFVUTV)	849,275	1,193,693
MidCap Stock Portfolio - Initial Shares (DVMCS)	996,440	605,048
Small Cap Stock Index Portfolio - Service Shares (DVSCS)	19,914,182	25,950,983
Stock Index Fund, Inc. - Initial Shares (DSIF)	143,230,797	73,872,200
Sustainable U.S. Equity Portfolio, Inc. - Initial Shares (DSRG)	974,022	1,335,647
Appreciation Portfolio - Initial Shares (DCAP)	3,792,174	2,486,662
Opportunistic Small Cap Portfolio - Initial Shares (DSC)	622,181	455,123
International Value Portfolio - Initial Shares (DVIV)	672,352	778,244
Global Income Builder VIP - Class A (DSGIBA)	51,315	1,788
Variable Series II - DWS Small Mid Cap Value VIP - Class B (SVSSVB)	61,444	78,310
Variable Series II - DWS Large Cap Value VIP - Class B (SVSLVB)	8,491	72,464
Floating-Rate Income Fund (ETVFR)	17,472,523	16,762,962
Managed Tail Risk Fund II - Primary Shares (FVCA2P)	23,817	108,954
Quality Bond Fund II - Primary Shares (FQB)	2,309,737	3,392,695
VIP Real Estate Portfolio - Service Class (FRESS)	10,872	62
VIP Contrafund(R) Portfolio - Service Class (FCS)	10,008,475	9,984,240
VIP Energy Portfolio - Service Class 2 (FNRS2)	930,314	2,126,187
VIP Equity-Income Portfolio - Service Class (FEIS)	5,792,753	5,983,803
VIP Freedom Fund 2010 Portfolio - Service Class (FF10S)	183,991	317,757
VIP Freedom Fund 2020 Portfolio - Service Class (FF20S)	11,259,534	12,306,240
VIP Freedom Fund 2030 Portfolio - Service Class (FF30S)	12,359,215	5,501,514
VIP Freedom Income Fund Portfolio - Service Class (FFINS)	590,161	328,334
VIP Growth Opportunities Portfolio - Service Class (FGOS)	473,419	477,066
VIP Growth Portfolio - Service Class (FGS)	17,270,389	17,947,766
VIP High Income Portfolio - Service Class (FHIS)	1,606,382	3,017,577
VIP Index 500 Portfolio - Initial Class (FIP)	3,227,879	6,609,592
VIP Investment Grade Bond Portfolio - Service Class (FIGBS)	31,236,656	35,968,435
VIP Mid Cap Portfolio - Service Class (FMCS)	6,339,039	8,250,353
VIP Money Market Portfolio - Initial Class (FMMP)	8,619,487	12,296,645
VIP Overseas Portfolio - Service Class (FOS)	1,306,479	2,005,700
VIP Value Strategies Portfolio - Service Class (FVSS)	1,069,638	509,231
VIP Fidelity VIP Freedom Fund 2005 Portfolio - Service Class (FF05S)	293,683	78,858
VIP Fidelity VIP Freedom Fund 2015 Portfolio - Service Class (FF15S)	4,943,121	3,703,922
VIP Fidelity VIP Freedom Fund 2025 Portfolio - Service Class (FF25S)	10,026,161	7,193,115
VIP Fidelity VIP Freedom Fund 2040 Portfolio - Service Class (FF40S)	6,545,429	2,450,326
VIP Freedom Fund 2050 Portfolio - Service Class (FF50S)	15,975	-
Franklin Income Securities Fund - Class 2 (FTVIS2)	770,380	1,599,259
Rising Dividends Securities Fund - Class 1 (FTVRDI)	3,058,951	3,839,831
Small Cap Value Securities Fund - Class 1 (FTVSVI)	1,191,353	1,551,096
Small Cap Value Securities Fund - Class 2 (FTVSV2)	2,742,019	3,030,509
Mutual Global Discovery Securities Fund - Class 2 (FTVMD2)	722,598	917,531
Templeton Developing Markets Securities Fund - Class 2 (FTVDM2)	1,321,664	829,782
Templeton Foreign Securities Fund - Class 1 (TIF)	29,165	67,306
Templeton Foreign Securities Fund - Class 2 (TIF2)	4,793,495	7,910,341
Templeton Global Bond Securities Fund - Class 2 (FTVGI2)	627,055	1,752,874
VIP Founding Funds Allocation Fund - Class 2 (FTVFA2)	127,273	78,376
VIP Trust - Templeton Global Bond VIP Fund - Class 1 (FTVGB1)	6,982,030	5,579,341
VI Growth and Income Fund - Series I Shares (ACGI)	8,977,600	8,213,502
VI American Franchise Fund - Series I Shares (ACEG)	355,786	331,905
VI Value Opportunities Fund - Series I Shares (AVBVI)	51,811	517
VI High Yield Fund - Series I Shares (AVHY1)	4,352,692	4,172,140
VI International Growth Fund - Series I Shares (AVIE)	12,621,715	13,832,905
VI Mid Cap Core Equity Fund - Series I Shares (AVMCCI)	60,775	97,812
VI Small Cap Equity Fund - Series I Shares (AVSCE)	202,381	180,574
Van Kampen V.I. Mid Cap Growth Fund - Series I Shares (IVKMG1)	697,515	983,664
Balanced-Risk Allocation Fund - Series I Shares (IVBRA1)	320,420	323,082
Mid Cap Value Portfolio: Class 1 (JPMMV1)	17,179,998	9,588,064
Small Cap Core Portfolio 1 (JPSCE1)	154,002	25,788

Balanced Portfolio: Service Shares (JABS)	5,775,749	5,738,793
Enterprise Portfolio: Institutional Shares (JAEI)	890,970	225,630
Enterprise Portfolio: Service Shares (JAMGS)	18,821,746	5,068,044
Flexible Bond Portfolio: Service Shares (JAFBS)	2,726,933	10,411,550
Forty Portfolio: Service Shares (JACAS)	5,915,721	7,841,342
Global Technology Portfolio: Service Shares (JAGTS)	4,875,030	2,252,127
Overseas Portfolio: Service Shares (JAIGS)	1,110,278	2,382,089
Perkins Mid Cap Value Portfolio: Service Shares (JAMVS)	474,429	449,762
Retirement Emerging Markets Equity Portfolio - Service Shares (LZREMS)	9,960,728	9,809,178
ClearBridge Variable Small Cap Growth Portfolio - Class I (SBVSG)	5,023,898	5,323,701
Lord Abbett Series Fund Inc. - Bond Debenture Portfolio: Class VC (LOVBD)	506,621	106,824
Lord Abbett Series Fund Inc. - Mid Cap Stock Portfolio: Class VC (LOVMCV)	1,530	109,381
Lord Abbett Series Fund, Inc. - Total Return Portfolio - Class VC (LOVTRC)	11,098,649	2,690,772
Lord Abbett Series Fund Inc. - Short Duration Income Portfolio: Class VC (LOVSDC)	5,895,545	3,275,436
VIT II - MFS Blended Research Core Equity Portfolio - Service Class (MVBRES)	336,919	132,456
MFS Total Return Bond Series - Service Class (MVRBSS)	120,209	23,598
Var Insurance Trust II - MFS Investors Growth Stock Portfolio - Initial Class (MV2IGI)	407,662	466,712
Var Insurance Trust II - MFS Research International Portfolio - Service Class (MV2RIS)	510,004	2,023,211
Variable Insurance Trust - MFS New Discovery Series - Intital Class (MNDIC)	201,290	98,676
New Discovery Series - Service Class (MNDSC)	480,136	16,275
Value Series - Initial Class (MVFIC)	1,779,067	1,601,952
Value Series - Service Class (MVFSC)	22,458,547	12,602,404
Variable Insurance Trust II - MFS International Value Portfolio - Service Class (MVIVSC)	18,539,932	18,039,794
Core Plus Fixed Income Portfolio - Class I (MSVFI)	572,288	249,426
Emerging Markets Debt Portfolio - Class I (MSEM)	3,003,711	1,156,661
Global Real Estate Portfolio - Class II (VKVGR2)	2,405,041	2,587,630
Universal Institutional Funds, Inc. - Mid Cap Growth Portfolio - Class I (MSVMG)	1,266,995	3,614,304
Universal Institutional Funds, Inc. - Growth Portfolio - Class I (MSVEG)	1,166,830	697,248
U.S. Real Estate Portfolio - Class I (MSVRE)	1,723,401	4,203,315
NVIT Investor Destinations Managed Growth and Income Class I (IDPGI)	2	736
NVIT Investor Destinations Managed Growth Class I (IDPG)	43,084	197
NVIT Cardinal Managed Growth and Income Class I (NCPGI)	5	736
NVIT Cardinal Managed Growth Class I (NCPG)	14,637	10,710
NVIT Bond Index Fund Class I (NVBX)	91,831,257	8,975,053
NVIT International Index Fund Class I (NVIX)	16,938,916	11,056,349
American Century NVIT Multi Cap Value Fund - Class I (NVAMV1)	2,836,030	3,480,031
American Funds NVIT Asset Allocation Fund - Class II (GVAAA2)	2,843,307	801,373
American Funds NVIT Bond Fund - Class II (GVABD2)	131,431	218,818
American Funds NVIT Global Growth Fund - Class II (GVAGG2)	1,317,968	1,022,602
American Funds NVIT Growth Fund - Class II (GVAGR2)	1,555,509	1,229,071
American Funds NVIT Growth-Income Fund - Class II (GVAGI2)	712,454	451,825
Federated NVIT High Income Bond Fund - Class I (HIBF)	4,702,771	3,577,169
NVIT Emerging Markets Fund - Class I (GEM)	4,332,620	2,992,968
NVIT International Equity Fund - Class I (GIG)	4,151,799	5,365,698
Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class II (NVIE6)	3,277	6,441
Neuberger Berman NVIT Multi Cap Opportunities Fund - Class I (NVNMO1)	837,037	1,958,944
Neuberger Berman NVIT Socially Responsible Fund - Class I (NVNSR1)	54,973	105,169
NVIT Cardinal Aggressive Fund - Class I (NVCRA1)	1,966,200	1,603,206
NVIT Cardinal Balanced Fund - Class I (NVCRB1)	7,932,973	160,556,951
NVIT Cardinal Capital Appreciation Fund - Class I (NVCCA1)	2,202,382	2,733,417
NVIT Cardinal Conservative Fund - Class I (NVCCN1)	1,554,331	1,826,593
NVIT Cardinal Moderate Fund - Class I (NVCMD1)	792,086	1,592,351
NVIT Cardinal Moderately Aggressive Fund - Class I (NVCMA1)	1,176,436	492,198
NVIT Cardinal Moderately Conservative Fund - Class I (NVCMC1)	2,200,157	2,470,112
NVIT Core Bond Fund - Class I (NVCBD1)	432,016	211,977
NVIT Core Plus Bond Fund - Class I (NVLCP1)	393,778	708,644
NVIT Nationwide Fund - Class I (TRF)	1,696,120	16,135,745
NVIT Government Bond Fund - Class I (GBF)	8,142,633	8,658,693
NVIT International Index Fund - Class II (GVIX2)	222,441	312,989
NVIT Investor Destinations Aggressive Fund - Class II (GVIDA)	14,909,053	1,941,972
NVIT Investor Destinations Balanced Fund - Class II (NVDBL2)	165,061	122,915
NVIT Investor Destinations Capital Appreciation Fund - Class II (NVDCA2)	165,505	186,568
NVIT Investor Destinations Conservative Fund - Class II (GVIDC)	5,940,081	6,495,703
NVIT Investor Destinations Moderate Fund - Class II (GVIDM)	10,366,406	5,761,540
NVIT Investor Destinations Moderately Aggressive Fund - Class II (GVDMA)	14,890,366	7,646,492
NVIT Investor Destinations Moderately Conservative Fund - Class II (GVDMC)	3,707,219	3,502,928

NVIT Mid Cap Index Fund - Class I (MCIF)	28,691,255	24,019,585
NVIT Money Market Fund - Class I (SAM)	8,624,665	15,494,787
NVIT Money Market Fund - Class V (SAM5)	165,564,174	142,956,918
NVIT Multi-Manager International Growth Fund - Class I (NVMIG1)	598,048	1,647,948
NVIT Multi-Manager International Value Fund - Class I (GVDIVI)	886,656	549,360
NVIT Multi-Manager Large Cap Growth Fund - Class I (NVMLG1)	2,540,526	3,473,701
NVIT Multi-Manager Large Cap Value Fund - Class I (NVMLV1)	3,165,447	2,454,116
NVIT Multi-Manager Mid Cap Growth Fund - Class I (NVMMG1)	3,493,574	16,887,177
NVIT Multi-Manager Mid Cap Value Fund - Class I (NVMMV1)	8,678,932	2,132,546
NVIT Multi-Manager Mid Cap Value Fund - Class II (NVMMV2)	1,408,134	1,891,566
NVIT Multi-Manager Small Cap Growth Fund - Class I (SCGF)	3,300,919	2,483,565
NVIT Multi-Manager Small Cap Value Fund - Class I (SCVF)	3,836,651	4,941,754
NVIT Multi-Manager Small Company Fund - Class I (SCF)	4,877,607	5,891,416
NVIT Multi-Sector Bond Fund - Class I (MSBF)	1,587,768	1,655,302
NVIT Short Term Bond Fund - Class I (NVSTB1)	17,247,439	5,205,150
NVIT Short Term Bond Fund - Class II (NVSTB2)	649,040	240,807
NVIT Large Cap Growth Fund - Class I (NVOLG1)	6,726,489	13,090,798
Templeton NVIT International Value Fund - Class III (NVTIV3)	688,726	247,465
Invesco NVIT Comstock Value Fund - Class I (EIF)	955,068	1,391,669
NVIT Real Estate Fund - Class I (NVRE1)	3,312,697	3,985,166
Loring Ward NVIT Capital Appreciation Fund - Class P (NVLCAP)	89,895	1,906
Loring Ward NVIT Moderate Fund - Class P (NVLMP)	27,442	1,100
NVIT Small Cap Index Fund Class II (NVSIX2)	316,231	348,982
NVIT S&P 500 Index Fund Class I (GVEX1)	2,769,896	2,259,593
Short Duration Bond Portfolio - I Class Shares (AMTB)	355,600	1,402,529
Guardian Portfolio - I Class Shares (AMGP)	158,452	442,106
Mid-Cap Growth Portfolio - I Class Shares (AMCG)	1,149,225	1,370,631
Mid-Cap Growth Portfolio - S Class Shares (AMMCGS)	150,151	287,153
Advisers Management Trust: Large Cap Value Portfolio - Class I (AMTP)	241,965	261,111
Advisers Management Trust: Mid Cap Intrinsic Value Portfolio - Class I (AMRI)	257,197	2,358,736
Socially Responsive Portfolio - I Class Shares (AMSRS)	251,162	223,349
TOPS Managed Risk Balanced ETF Portfolio - Class 3 (NOTB3)	4,196	2,844
TOPS Managed Risk Growth ETF Portfolio - Class 3 (NOTG3)	2,674	3,000
TOPS Managed Risk Moderate Growth ETF Portfolio - Class 3 (NOTMG3)	4,285	646
Capital Appreciation Fund/VA - Non-Service Shares (OVGR)	1,459,452	2,278,867
Global Securities Fund/VA - Non-Service Shares (OVGS)	10,801,087	14,442,463
International Growth Fund/VA - Non-Service Shares (OVIG)	8,008,447	3,504,730
Main Street Fund(R)/VA - Non-Service Shares (OVGI)	2,966,294	3,284,085
Main Street Small- & Mid-Cap Fund(R)/VA - Non-Service Shares (OVSC)	2,819,587	2,886,615
Discovery Mid Cap Growth Fund/VA - Non-Service Shares (OVAG)	3,276,862	2,410,419
Global Strategic Income Fund/VA - Non-service Shares (OVSB)	1,591,133	761,611
All Asset Portfolio - Administrative Class (PMVAAA)	5,129,717	2,823,576
CommodityRealReturn(R) Strategy Portfolio - Administrative Class (PMVRSA)	149,119	137,752
Foreign Bond Portfolio (Unhedged) - Administrative Class (PMVFBA)	310,194	304,283
Long-Term U.S. Government Portfolio - Administrative Class (PMVLGA)	514,449	293,915
Low Duration Portfolio - Administrative Class (PMVLDA)	34,791,270	38,516,199
Real Return Portfolio - Administrative Class (PMVRRA)	12,791,659	17,999,761
Total Return Portfolio - Administrative Class (PMVTRA)	17,877,702	23,958,110
Global Bond Portfolio (Unhedged)- Administrative Class (PMVGBA)	440,948	126,585
Foreign Bond Portfolio (U.S. Dollar-Hedged) - Administrative Class (PMVFHA)	15,100	610
Mid Cap Value- Institutional Shares (GVMCE)	4,880,725	16,383,149
Goldman Sachs Structured Small Cap Equity Fund (GVCSE)	1,015,903	989,826
VIT Growth Opportunities Fund - Service Shares (GVGOPS)	1,291,063	827,583
Goldman Sachs Global Markets Navigator Fund - Service Shares (GVGMNS)	11,392	1,035
Baron Growth Opportunities Fund Service Class (BNCAI)	1,165,795	1,040,962
Pioneer Variable Contracts Trust - Pioneer High Yield VCT Portfolio: Class I (PIHYB1)	976,259	1,947,978
VT Equity Income Fund: Class IB (PVEIB)	1,831,442	943,018
VT Growth Opportunities Fund: Class IB (PVGOB)	270,546	295,614
VT International Equity Fund: Class IB (PVTIGB)	212,897	186,017
VT Small Cap Value Fund: Class IB (PVTSCB)	530,719	590,623
Micro-Cap Portfolio - Investment Class (ROCMC)	1,283,070	2,114,907
Variable Fund - Multi-Hedge Strategies (RVARS)	51,895	363,110
Equity Income Portfolio - II (TREI2)	8,751,985	11,223,387
Health Sciences Portfolio - II (TRHS2)	3,792,639	7,290,737
Limited-Term Bond Portfolio (TRLT1)	9,574,194	6,973,281
Mid-Cap Growth Portfolio - II (TRMCG2)	9,409,971	7,558,942

New America Growth Portfolio (TRNAG1)	12,888,439	7,740,237
Personal Strategy Balanced Portfolio (TRPSB1)	2,621,329	1,733,814
Blue Chip Growth Portfolio (TRBCGP)	36,586,826	36,385,609
VIP Trust Emerging Markets Fund - Initial Class (VWEM)	2,561,604	1,486,137
VIP Trust Global Hard Assets Fund - Initial Class (VWHA)	9,221,279	10,212,760
Variable Insurance Fund - Balanced Portfolio (VVB)	1,625,208	1,038,046
Variable Insurance Fund - Capital Growth Portfolio (VVCG)	2,099,172	1,160,049
Variable Insurance Fund - Diversified Value Portfolio (VVDV)	2,017,948	2,347,879
Variable Insurance Fund - International Portfolio (VVI)	2,422,115	1,428,846
Variable Insurance Fund - Mid-Cap Index Portfolio (VVMCI)	2,170,003	3,165,150
Variable Insurance Fund - REIT Index Portfolio (VVREI)	828,271	1,433,106
Variable Insurance Fund - Short-Term Investment-Grade Portfolio (VVSTC)	610,958	2,022,268
Variable Insurance Fund - Small Company Growth Portfolio (VVSCG)	762,778	498,577
Variable Insurance Fund - Total Bond Market Index Portfolio (VVHGB)	5,343,839	2,374,704
Variable Insurance Portfolios - Asset Strategy (WRASP)	876,447	2,156,620
Variable Insurance Portfolios - Growth (WRGP)	2,860,977	5,731,020
Variable Insurance Portfolios - High Income (WRHIP)	8,754,454	6,389,938
Variable Insurance Portfolios - Mid Cap Growth (WRMCG)	912,722	1,746,698
Variable Insurance Portfolios - Real Estate Securities (WRRESP)	4,088,521	4,770,393
Variable Insurance Portfolios - Science and Technology (WRSTP)	6,226,984	6,527,717
Wells Fargo Variable Trust - VT Discovery Fund: Class 2 (SVDF)	2,208,427	2,685,128
Advantage VT Opportunity Fund - Class 2 (SVOF)	726,691	460,717
Advantage VT Small Cap Growth Fund - Class 2 (WFVSCG)	814,696	653,119
VT Growth & Income Fund: Class IB (obsolete) (PVGIB)	244,005	1,104,766
Pioneer Emerging Markets VCT Portfolio - Class I Shares (obsolete) (PIVEMI)	2,953,324	3,481,243

	$1,365,616,224	$1,335,559,176

(8) Financial Highlights

The following tabular presentation is a summary of units, unit fair values, Contract Owners’ Equity outstanding and policy expense rates for variable life policies as of December 31, 2017, and the investment income ratio and total return for each of the periods in the five year period ended December 31, 2017. Total return and investment income ratio for periods with no ending Contract Owners’ Equity were considered to be irrelevant, and therefore are not presented.

	Policy Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
VPS Growth and Income Portfolio - Class A (ALVGIA)
2017	0.00%	to	0.25%	618,577	$38.63	to	$37.18	$23,253,399	1.31%	18.92%	to	18.63%
2016	0.00%	to	0.25%	781,559	32.48	to	31.34	24,692,434	1.00%	11.30%	to	11.02%
2015	0.00%	to	0.25%	794,184	29.19	to	28.23	22,576,076	1.45%	1.70%	to	1.45%
2014	0.00%	to	0.25%	831,086	28.70	to	27.83	23,312,057	1.55%	9.54%	to	9.27%
2013	0.00%	to	0.25%	575,885	26.20	to	25.47	14,819,195	1.26%	34.96%	to	34.63%
VPS International Value Portfolio - Class A (ALVIVA)
2017	0.00%	to	0.25%	761,593	10.81	to	10.50	8,084,125	2.20%	25.42%	to	25.11%
2016	0.00%	to	0.25%	1,068,396	8.62	to	8.39	9,032,273	1.39%	-0.50%	to	-0.75%
2015	0.00%	to	0.25%	981,220	8.67	to	8.46	8,359,637	2.59%	2.59%	to	2.33%
2014	0.00%	to	0.25%	1,020,175	8.45	to	8.27	8,490,269	3.43%	-6.21%	to	-6.45%
2013	0.00%	to	0.25%	1,306,206	9.01	to	8.83	11,634,412	6.94%	23.00%	to	22.70%
VPS Dynamic Asset Allocation Portfolio - Class A (ALVDAA)
2017			0.00%	1,959			14.13	27,685	1.97%			14.67%
2016			0.00%	2,379			12.32	29,320	0.53%			3.59%
2015			0.00%	5,447			11.90	64,806	0.87%			-1.09%
2014			0.00%	3,808			12.03	45,805	0.26%			4.45%
2013			0.00%	15,430			11.52	177,696	0.77%			12.31%
VPS Small/Mid Cap Value Portfolio - Class A (ALVSVA)
2017	0.00%	to	0.25%	410,273	52.47	to	50.58	21,278,969	0.45%	13.15%	to	12.87%
2016	0.00%	to	0.25%	460,947	46.38	to	44.82	21,145,299	0.59%	25.09%	to	24.78%
2015	0.00%	to	0.25%	496,940	37.07	to	35.92	18,216,191	0.79%	-5.49%	to	-5.72%
2014	0.00%	to	0.25%	515,175	39.23	to	38.10	20,013,603	0.72%	9.20%	to	8.93%
2013	0.00%	to	0.25%	413,328	35.92	to	34.98	14,715,273	0.63%	38.06%	to	37.71%
VP Inflation Protection Fund - Class I (ACVIP1)
2017	0.00%	to	0.25%	2,131,092	10.56	to	10.00	21,353,805	2.85%	3.92%	to	3.67%
2016	0.00%	to	0.25%	1,956,661	10.16	to	9.65	18,906,113	2.18%	4.71%	to	4.44%
2015	0.00%	to	0.25%	592,890	9.71	to	9.24	5,480,549	2.52%	-2.28%	to	-2.52%
2014	0.00%	to	0.25%	89,451	9.93	to	9.47	849,750	1.51%	3.58%	to	3.32%
2013	0.20%	to	0.25%	43,953	9.18	to	9.17	403,043	1.16%	-8.40%	to	-8.44%
VP Capital Appreciation Fund - Class I (ACVCA)
2017	0.00%	to	0.25%	50,552	14.21	to	14.08	711,879	0.00%	21.79%	to	21.49%
2016	0.00%	to	0.25%	55,448	11.67	to	11.59	642,966	0.00%	3.23%	to	2.97%
2015	0.00%	to	0.25%	51,411	11.30	to	11.25	578,782	0.00%	1.93%	to	1.68%
2014	0.00%	to	0.25%	145,072	11.09	to	11.07	1,606,401	0.00%	10.86%	to	10.67%	****
VP Income & Growth Fund - Class I (ACVIG)
2017	0.00%	to	0.25%	607,215	36.40	to	26.40	20,764,699	2.36%	20.49%	to	20.19%
2016	0.00%	to	0.25%	671,446	30.21	to	21.97	19,116,463	2.36%	13.48%	to	13.20%
2015	0.00%	to	0.25%	724,329	26.63	to	19.40	18,198,664	2.08%	-5.62%	to	-5.86%
2014	0.00%	to	0.25%	899,634	28.21	to	20.61	23,330,878	2.04%	12.50%	to	12.22%
2013	0.00%	to	0.25%	900,940	25.08	to	18.37	21,067,403	2.22%	35.82%	to	35.48%
VP Inflation Protection Fund - Class II (ACVIP2)
2017			0.00%	540,339			16.85	9,103,962	2.60%			3.67%
2016			0.00%	573,519			16.25	9,320,785	1.82%			4.39%
2015			0.00%	611,924			15.57	9,526,951	2.05%			-2.47%
2014			0.00%	783,544			15.96	12,507,527	1.30%			3.30%
2013			0.00%	880,216			15.45	13,601,857	1.80%			-8.48%
VP International Fund - Class I (ACVI)
2017	0.00%	to	0.25%	72,406	28.15	to	17.50	1,277,260	0.86%	31.21%	to	30.88%
2016	0.00%	to	0.25%	267,024	21.45	to	13.37	3,579,842	0.99%	-5.50%	to	-5.73%
2015	0.00%	to	0.25%	103,448	22.70	to	14.19	1,476,332	0.36%	0.76%	to	0.51%
2014	0.00%	to	0.25%	119,008	22.53	to	14.11	1,859,779	1.93%	-5.51%	to	-5.74%
2013	0.00%	to	0.25%	242,842	23.84	to	14.97	3,853,608	1.66%	22.41%	to	22.10%
VP Mid Cap Value Fund - Class I (ACVMV1)
2017	0.00%	to	0.25%	403,277	36.92	to	35.77	14,745,572	1.49%	11.69%	to	11.42%
2016	0.00%	to	0.25%	573,834	33.06	to	32.11	18,828,526	1.70%	22.85%	to	22.55%
2015	0.00%	to	0.25%	500,601	26.91	to	26.20	13,389,899	1.64%	-1.43%	to	-1.68%
2014	0.00%	to	0.25%	492,846	27.30	to	26.65	13,379,525	1.17%	16.42%	to	16.13%
2013	0.00%	to	0.25%	482,118	23.45	to	22.95	11,238,525	1.23%	30.11%	to	29.79%

	Policy Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
VP Ultra(R) Fund - Class I (ACVU1)
2017			0.25%	10,496			29.74	312,162	0.29%			31.90%
2016			0.25%	25,536			22.55	575,807	0.36%			4.19%
2015			0.25%	34,702			21.64	751,055	0.43%			6.01%
2014	0.10%	to	0.25%	77,382	20.81	to	20.42	1,598,803	0.36%	9.88%	to	9.72%
2013	0.10%	to	0.25%	74,672	18.94	to	18.61	1,405,659	0.52%	36.94%	to	36.73%
VP Value Fund - Class I (ACVV)
2017	0.00%	to	0.25%	668,081	45.60	to	37.62	25,745,004	1.66%	8.75%	to	8.48%
2016	0.00%	to	0.25%	721,213	41.93	to	34.68	25,652,949	1.81%	20.48%	to	20.18%
2015	0.00%	to	0.25%	723,165	34.80	to	28.85	21,342,297	2.11%	-3.88%	to	-4.12%
2014	0.00%	to	0.25%	813,491	36.21	to	30.10	25,658,246	1.56%	13.08%	to	12.80%
2013	0.00%	to	0.25%	723,483	32.02	to	26.68	20,213,290	1.65%	31.73%	to	31.40%
Asset Allocation Fund - Class 2 (AMVAA2)
2017	0.00%	to	0.25%	657,734	18.83	to	18.35	12,132,971	1.71%	16.23%	to	15.94%
2016	0.00%	to	0.25%	511,756	16.20	to	15.83	8,143,235	1.78%	9.41%	to	9.14%
2015	0.00%	to	0.25%	354,629	14.80	to	14.50	5,167,132	1.79%	1.40%	to	1.15%
2014	0.00%	to	0.25%	219,500	14.60	to	14.34	3,163,145	1.29%	5.40%	to	5.13%
2013	0.00%	to	0.25%	293,121	13.85	to	13.64	4,006,660	1.50%	23.69%	to	23.38%
Bond Fund - Class 2 (AMVBD2)
2017	0.00%	to	0.20%	5,515,445	13.46	to	13.19	73,478,481	1.93%	3.66%	to	3.46%
2016	0.00%	to	0.20%	5,580,079	12.98	to	12.75	71,783,173	1.68%	2.94%	to	2.74%
2015	0.00%	to	0.25%	5,633,226	12.61	to	12.35	70,464,503	1.69%	0.27%	to	0.02%
2014	0.00%	to	0.25%	5,686,802	12.58	to	12.35	71,011,198	6.95%	5.28%	to	5.02%
2013	0.00%	to	0.25%	6,226	11.95	to	11.76	74,024	1.11%	-2.16%	to	-2.40%
Global Small Capitalization Fund - Class 2 (AMVGS2)
2017	0.00%	to	0.25%	93,070	16.08	to	15.69	1,465,090	0.41%	25.89%	to	25.58%
2016	0.00%	to	0.25%	103,367	12.77	to	12.49	1,294,587	0.25%	2.10%	to	1.84%
2015	0.00%	to	0.25%	125,623	12.51	to	12.27	1,544,166	0.00%	0.27%	to	0.02%
2014	0.00%	to	0.25%	204,209	12.48	to	12.26	2,511,188	0.12%	2.12%	to	1.87%
2013	0.00%	to	0.25%	202,172	12.22	to	12.04	2,439,091	0.98%	28.28%	to	27.96%
Growth Fund - Class 2 (AMVGR2)
2017	0.00%	to	0.25%	1,212,032	22.29	to	21.74	26,407,760	0.54%	28.29%	to	27.97%
2016	0.00%	to	0.25%	1,038,111	17.38	to	16.99	17,654,348	0.78%	9.49%	to	9.21%
2015	0.00%	to	0.25%	1,120,259	15.87	to	15.56	17,442,134	0.52%	6.86%	to	6.59%
2014	0.00%	to	0.25%	1,698,415	14.85	to	14.59	24,825,384	0.80%	8.51%	to	8.24%
2013	0.00%	to	0.25%	1,752,402	13.69	to	13.48	23,660,929	0.96%	30.10%	to	29.78%
International Fund - Class 2 (AMVI2)
2017	0.00%	to	0.25%	834,512	14.32	to	14.08	11,778,016	1.41%	32.14%	to	31.82%
2016	0.00%	to	0.25%	574,103	10.84	to	10.68	6,141,890	1.46%	3.53%	to	3.27%
2015	0.00%	to	0.25%	506,463	10.47	to	10.35	5,243,130	1.60%	-4.53%	to	-4.76%
2014	0.00%	to	0.25%	430,497	10.96	to	10.86	4,678,454	1.59%	-2.65%	to	-2.90%
2013	0.00%	to	0.25%	312,711	11.26	to	11.19	3,499,457	1.63%	21.63%	to	21.33%
New World Fund - Class 2 (AMVNW2)
2017	0.00%	to	0.25%	69,651	13.47	to	13.41	934,502	0.93%	29.44%	to	29.12%
2016	0.00%	to	0.25%	36,783	10.40	to	10.39	382,165	1.16%	4.03%	to	3.86%	****
Variable Series Funds, Inc. - BlackRock High Yield V.I. Fund - Class I (BRVHYI)
2017	0.00%	to	0.25%	674,468	11.37	to	11.27	7,624,278	5.15%	7.34%	to	7.07%
2016	0.00%	to	0.25%	468,168	10.59	to	10.53	4,940,997	5.47%	12.92%	to	12.64%
2015	0.10%	to	0.25%	397,942	9.37	to	9.35	3,724,985	4.71%	-3.70%	to	-3.84%
2014			0.25%	51,392			9.72	499,545	1.36%			-2.80%	****
Large Cap Core V.I. Fund - Class II (MLVLC2)
2017	0.00%	to	0.25%	50,795	27.28	to	26.43	1,344,649	1.11%	22.08%	to	21.77%
2016	0.00%	to	0.25%	76,545	22.35	to	21.71	1,663,555	0.99%	10.41%	to	10.13%
2015	0.00%	to	0.25%	97,677	20.24	to	19.71	1,927,425	0.60%	0.34%	to	0.09%
2014	0.00%	to	0.25%	145,570	20.18	to	19.69	2,885,881	0.79%	12.19%	to	11.91%
2013	0.00%	to	0.25%	154,703	17.98	to	17.60	2,736,351	0.97%	33.32%	to	32.99%

	Policy Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Global Allocation V.I. Fund - Class II (MLVGA2)
2017	0.00%	to	0.25%	553,607	19.45	to	10.73	10,403,504	1.21%	13.74%	to	7.31%	****
2016			0.00%	530,848			17.10	9,079,551	1.09%			3.96%
2015			0.00%	588,721			16.45	9,686,094	0.95%			-0.87%
2014			0.00%	665,128			16.60	11,039,090	2.12%			1.97%
2013			0.00%	640,899			16.28	10,431,814	1.07%			14.55%
VP S&P 500 Index Portfolio (CVSPIP)
2017			0.25%	60,975			14.99	914,006	1.50%			21.16%
2016			0.25%	57,324			12.37	709,205	1.43%			11.30%
2015			0.25%	49,793			11.12	553,494	0.07%			0.73%
2014			0.10%	40,910			11.05	451,933	3.55%			10.47%	****
Value Portfolio (DAVVL)
2017	0.00%	to	0.25%	214,201	18.50	to	18.03	3,912,966	0.72%	22.63%	to	22.32%
2016	0.00%	to	0.25%	243,210	15.08	to	14.74	3,623,452	1.51%	11.88%	to	11.60%
2015	0.00%	to	0.25%	187,283	13.48	to	13.21	2,503,302	0.78%	1.60%	to	1.34%
2014	0.00%	to	0.25%	219,468	13.27	to	13.03	2,888,623	0.94%	6.06%	to	5.79%
2013	0.00%	to	0.25%	214,206	12.51	to	12.32	2,664,799	0.81%	33.43%	to	33.09%
VIP Emerging Markets Series: Service Class (DWVEMS)
2017	0.00%	to	0.25%	337,421	14.22	to	14.02	4,744,381	0.36%	40.23%	to	39.88%
2016	0.00%	to	0.25%	308,163	10.14	to	10.02	3,089,001	0.73%	13.68%	to	13.40%
2015	0.20%	to	0.25%	231,836	8.85	to	8.84	2,049,470	0.53%	-14.94%	to	-14.99%
2014	0.00%	to	0.25%	110,505	10.46	to	10.39	1,148,980	0.38%	-8.26%	to	-8.49%
2013	0.00%	to	0.25%	37,049	11.41	to	11.36	420,861	0.19%	9.86%	to	9.58%
VIP Small Cap Value Series: Service Class (DWVSVS)
2017	0.00%	to	0.25%	1,154,411	19.73	to	19.41	22,460,622	0.65%	11.76%	to	11.48%
2016	0.00%	to	0.25%	1,068,310	17.66	to	17.41	18,632,616	0.71%	31.08%	to	30.76%
2015	0.00%	to	0.25%	980,158	13.47	to	13.31	13,060,799	0.50%	-6.46%	to	-6.70%
2014	0.00%	to	0.25%	1,035,605	14.40	to	14.27	14,786,804	0.29%	5.62%	to	5.35%
2013	0.00%	to	0.25%	804,104	13.63	to	13.54	10,896,188	0.55%	33.17%	to	32.84%
DFA VA Global Moderate Allocation Portfolio: Institutional Class Shares (DFVGMI)
2017			0.00%	14,405			10.91	157,198	2.07%			9.13%	****
VA Inflation-Protected Securities Portfolio (DFVIPS)
2017	0.00%	to	0.25%	397,385	10.31	to	10.13	4,031,136	2.32%	3.27%	to	3.01%
2016	0.00%	to	0.25%	520,430	9.98	to	9.84	5,121,644	2.57%	-0.19%	to	-1.63%	****
VA International Small Portfolio (DFVIS)
2017	0.20%	to	0.25%	101,477	13.26	to	13.24	1,345,228	2.68%	29.69%	to	29.62%
2016	0.20%	to	0.25%	85,815			10.22	877,242	2.28%			5.97%
2015	0.20%	to	0.25%	105,953			9.64	1,021,665	2.07%			-3.60%	****
VA U.S. Targeted Value Portfolio (DFVUTV)
2017	0.20%	to	0.25%	196,060	12.75	to	12.73	2,499,660	0.92%	9.55%	to	9.49%
2016	0.20%	to	0.25%	239,703	11.64	to	11.63	2,789,935	1.09%	27.24%	to	27.17%
2015	0.20%	to	0.25%	215,294			9.15	1,969,559	1.32%			-8.54%	****
MidCap Stock Portfolio - Initial Shares (DVMCS)
2017	0.00%	to	0.25%	79,253	43.63	to	41.99	3,337,867	1.05%	15.38%	to	15.09%
2016	0.00%	to	0.25%	70,707	37.82	to	36.49	2,583,205	1.08%	15.47%	to	15.18%
2015	0.00%	to	0.25%	79,448	32.75	to	31.68	2,518,807	0.62%	-2.29%	to	-2.53%
2014	0.00%	to	0.25%	104,891	33.52	to	32.50	3,435,635	0.81%	12.09%	to	11.81%
2013	0.10%	to	0.25%	55,938	29.57	to	29.07	1,643,820	1.18%	34.86%	to	34.66%
Small Cap Stock Index Portfolio - Service Shares (DVSCS)
2017	0.00%	to	0.25%	2,723,622	40.57	to	39.02	107,428,413	0.67%	12.40%	to	12.12%
2016	0.00%	to	0.25%	3,029,148	36.10	to	34.80	106,432,931	0.90%	25.73%	to	25.41%
2015	0.00%	to	0.25%	3,013,709	28.71	to	27.75	84,362,335	0.73%	-2.33%	to	-2.57%
2014	0.00%	to	0.25%	3,271,232	29.40	to	28.48	93,959,139	0.55%	5.12%	to	4.86%
2013	0.00%	to	0.25%	2,964,896	27.96	to	27.16	81,233,215	0.95%	40.71%	to	40.36%

	Policy Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Stock Index Fund, Inc. - Initial Shares (DSIF)
2017	0.00%	to	0.25%	21,680,304	38.21	to	26.23	633,309,526	1.75%	21.54%	to	21.24%
2016	0.00%	to	0.25%	19,688,978	31.44	to	21.64	478,455,050	2.03%	11.71%	to	11.43%
2015	0.00%	to	0.25%	19,872,339	28.15	to	19.42	433,286,156	1.84%	1.11%	to	0.85%
2014	0.00%	to	0.25%	19,703,250	27.84	to	19.25	428,953,663	1.78%	13.42%	to	13.14%
2013	0.00%	to	0.25%	18,495,758	24.54	to	17.02	359,230,963	1.87%	32.03%	to	31.70%
Sustainable U.S. Equity Portfolio, Inc. - Initial Shares (DSRG)
2017	0.00%	to	0.25%	411,484	28.73	to	18.41	11,685,824	1.15%	15.33%	to	15.05%
2016	0.00%	to	0.25%	461,676	24.91	to	16.00	11,294,775	1.28%	10.37%	to	10.10%
2015	0.00%	to	0.25%	503,710	22.57	to	14.53	11,176,410	1.06%	-3.19%	to	-3.44%
2014	0.00%	to	0.25%	579,590	23.32	to	15.05	13,108,017	1.04%	13.45%	to	13.17%
2013	0.00%	to	0.25%	609,225	20.55	to	13.30	12,228,151	1.23%	34.34%	to	34.01%
Appreciation Portfolio - Initial Shares (DCAP)
2017	0.00%	to	0.25%	624,328	37.96	to	25.23	22,335,911	1.34%	27.33%	to	27.01%
2016	0.00%	to	0.25%	680,407	29.81	to	19.86	18,964,648	1.63%	7.90%	to	7.63%
2015	0.00%	to	0.25%	800,138	27.63	to	18.45	20,291,117	1.68%	-2.47%	to	-2.71%
2014	0.00%	to	0.25%	1,135,867	28.33	to	18.97	27,937,998	1.81%	8.09%	to	7.82%
2013	0.00%	to	0.25%	1,660,176	26.21	to	17.59	35,692,893	1.96%	21.10%	to	20.80%
Opportunistic Small Cap Portfolio - Initial Shares (DSC)
2017			0.00%	44,940			32.35	1,453,941	0.00%			24.68%
2016			0.00%	40,468			25.95	1,050,101	0.00%			17.07%
2015			0.00%	42,927			22.17	951,485	0.00%			-2.28%
2014			0.00%	47,065			22.68	1,067,509	0.00%			1.59%
2013			0.00%	61,048			22.33	1,362,930	0.00%			48.55%
International Value Portfolio - Initial Shares (DVIV)
2017	0.00%	to	0.25%	176,313	23.89	to	22.99	4,065,255	1.50%	28.52%	to	28.20%
2016	0.00%	to	0.25%	180,986	18.59	to	17.93	3,255,207	2.13%	-1.45%	to	-1.69%
2015	0.00%	to	0.25%	216,185	18.86	to	18.24	3,953,737	2.30%	-2.72%	to	-2.96%
2014	0.00%	to	0.25%	291,203	19.39	to	18.80	5,511,637	2.00%	-9.32%	to	-9.55%
2013	0.00%	to	0.25%	546,235	21.38	to	20.78	11,390,676	2.00%	22.99%	to	22.69%
Global Income Builder VIP - Class A (DSGIBA)
2017			0.00%	6,616			12.13	80,243	2.16%			16.54%
2016			0.00%	2,350			10.41	24,457	0.00%			4.07%	****
Variable Series II - DWS Small Mid Cap Value VIP - Class B (SVSSVB)
2017	0.00%	to	0.25%	11,693	18.87	to	18.39	215,626	0.36%	10.13%	to	9.86%
2016	0.00%	to	0.25%	13,045	17.13	to	16.74	219,472	0.22%	16.47%	to	16.18%
2015	0.00%	to	0.25%	14,430	14.71	to	14.41	208,665	0.00%	-2.21%	to	-2.46%
2014	0.00%	to	0.25%	48,141	15.04	to	14.77	713,559	0.72%	5.09%	to	4.83%
2013	0.00%	to	0.25%	124,095	14.31	to	14.09	1,767,021	0.53%	34.70%	to	34.36%
Variable Series II - DWS Large Cap Value VIP - Class B (SVSLVB)
2017	0.20%	to	0.25%	1,517	15.60	to	15.55	23,643	0.85%	22.21%	to	22.15%
2016	0.20%	to	0.25%	6,208	12.77	to	12.73	79,090	0.72%	-4.81%	to	-4.86%
2015	0.20%	to	0.25%	10,596	13.41	to	13.38	141,848	1.10%	-7.35%	to	-7.40%
2014	0.20%	to	0.25%	10,766	14.47	to	14.45	155,618	1.40%	10.14%	to	10.08%
2013	0.20%	to	0.25%	11,249	13.14	to	13.12	147,688	1.66%	30.28%	to	30.21%
Floating-Rate Income Fund (ETVFR)
2017	0.00%	to	0.25%	5,871,380	12.47	to	12.27	72,550,538	3.26%	3.44%	to	3.18%
2016	0.00%	to	0.25%	5,996,803	12.06	to	11.89	71,736,301	3.48%	8.95%	to	8.67%
2015	0.00%	to	0.25%	5,769,523	11.07	to	10.94	63,451,455	3.33%	-0.99%	to	-1.24%
2014	0.00%	to	0.25%	6,022,601	11.18	to	11.08	66,999,384	3.22%	0.57%	to	0.32%
2013	0.00%	to	0.25%	2,302,534	11.12	to	11.04	25,512,559	3.51%	3.85%	to	3.59%
Managed Tail Risk Fund II - Primary Shares (FVCA2P)
2017			0.00%	35,422			18.30	648,223	1.61%			10.95%
2016			0.00%	41,070			16.49	677,417	1.76%			-4.20%
2015			0.00%	40,403			17.22	695,612	1.64%			-6.29%
2014			0.00%	43,124			18.37	792,290	1.71%			-0.97%
2013			0.00%	43,232			18.55	802,033	0.96%			16.45%

	Policy Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Quality Bond Fund II - Primary Shares (FQB)
2017	0.00%	to	0.25%	1,006,559	23.84	to	22.75	23,572,442	3.30%	4.04%	to	3.78%
2016	0.00%	to	0.25%	1,087,537	22.91	to	21.92	24,488,403	3.57%	3.82%	to	3.57%
2015	0.00%	to	0.25%	1,164,659	22.07	to	21.17	25,290,762	3.73%	-0.24%	to	-0.49%
2014	0.00%	to	0.25%	1,283,800	22.12	to	21.27	27,987,363	3.86%	3.79%	to	3.53%
2013	0.00%	to	0.25%	1,349,684	21.31	to	20.55	28,352,506	4.25%	1.03%	to	0.78%
VIP Real Estate Portfolio - Service Class (FRESS)
2017			0.00%	1,061			10.30	10,926	1.93%			2.98%	****
VIP Contrafund(R) Portfolio - Service Class (FCS)
2017	0.00%	to	0.25%	945,591	54.20	to	35.67	34,366,401	0.86%	21.76%	to	21.46%
2016	0.00%	to	0.25%	1,007,437	44.51	to	29.37	30,100,223	0.69%	7.91%	to	7.64%
2015	0.00%	to	0.25%	1,229,565	41.25	to	27.29	34,056,039	0.73%	0.56%	to	0.31%
2014	0.00%	to	0.25%	2,176,373	41.02	to	27.20	60,334,411	0.79%	11.82%	to	11.54%
2013	0.00%	to	0.25%	2,707,495	36.69	to	24.39	67,114,985	0.97%	31.14%	to	30.82%
VIP Energy Portfolio - Service Class 2 (FNRS2)
2017			0.00%	322,002			20.36	6,554,925	1.34%			-2.78%
2016			0.00%	389,722			20.94	8,159,951	0.51%			33.51%
2015			0.00%	390,067			15.68	6,117,397	0.97%			-20.75%
2014			0.00%	405,538			19.79	8,025,181	0.71%			-12.76%
2013			0.00%	422,224			22.68	9,578,003	0.68%			24.15%
VIP Equity-Income Portfolio - Service Class (FEIS)
2017	0.00%	to	0.25%	2,048,261	33.96	to	26.43	65,333,485	1.63%	12.80%	to	12.52%
2016	0.00%	to	0.25%	2,126,322	30.11	to	23.49	60,289,878	2.21%	17.90%	to	17.61%
2015	0.00%	to	0.25%	2,345,447	25.54	to	19.97	56,301,658	3.02%	-4.09%	to	-4.33%
2014	0.00%	to	0.25%	2,527,460	26.63	to	20.88	63,137,536	2.59%	8.65%	to	8.38%
2013	0.00%	to	0.25%	3,053,344	24.51	to	19.26	69,302,459	2.39%	28.01%	to	27.69%
VIP Freedom Fund 2010 Portfolio - Service Class (FF10S)
2017	0.00%	to	0.25%	112,612	21.12	to	20.46	2,371,326	1.46%	12.99%	to	12.71%
2016	0.00%	to	0.25%	123,827	18.69	to	18.16	2,307,272	1.47%	5.28%	to	5.02%
2015	0.00%	to	0.25%	125,604	17.76	to	17.29	2,221,284	1.62%	-0.31%	to	-0.56%
2014	0.00%	to	0.25%	141,331	17.81	to	17.39	2,509,861	1.52%	4.35%	to	4.09%
2013	0.00%	to	0.25%	146,853	17.07	to	16.70	2,500,653	1.61%	13.39%	to	13.11%
VIP Freedom Fund 2020 Portfolio - Service Class (FF20S)
2017	0.00%	to	0.25%	1,599,123	22.72	to	22.01	35,613,470	1.51%	16.47%	to	16.18%
2016	0.00%	to	0.25%	1,731,090	19.50	to	18.94	33,032,291	1.57%	6.04%	to	5.78%
2015	0.00%	to	0.25%	1,516,176	18.39	to	17.91	27,384,785	1.92%	-0.37%	to	-0.62%
2014	0.00%	to	0.25%	1,234,002	18.46	to	18.02	22,435,469	1.76%	4.66%	to	4.40%
2013	0.00%	to	0.25%	1,085,182	17.64	to	17.26	18,902,163	2.00%	15.95%	to	15.67%
VIP Freedom Fund 2030 Portfolio - Service Class (FF30S)
2017	0.00%	to	0.25%	1,041,787	24.71	to	23.94	25,261,893	1.58%	20.82%	to	20.52%
2016	0.00%	to	0.25%	788,851	20.45	to	19.86	15,880,362	1.52%	6.52%	to	6.25%
2015	0.00%	to	0.25%	670,689	19.20	to	18.70	12,707,207	1.80%	-0.34%	to	-0.58%
2014	0.00%	to	0.25%	523,809	19.27	to	18.81	9,982,525	1.60%	4.86%	to	4.60%
2013	0.00%	to	0.25%	443,253	18.37	to	17.98	8,074,425	1.87%	21.50%	to	21.19%
VIP Freedom Income Fund Portfolio - Service Class (FFINS)
2017	0.20%	to	0.25%	96,302	13.26	to	13.21	1,276,144	1.91%	8.28%	to	8.22%
2016	0.20%	to	0.25%	78,879	12.24	to	12.21	965,432	1.37%	4.11%	to	4.06%
2015	0.20%	to	0.25%	104,625	11.76	to	11.73	1,230,126	1.73%	-0.62%	to	-0.67%
2014	0.20%	to	0.25%	87,841	11.83	to	11.81	1,039,310	1.27%	3.49%	to	3.43%
2013	0.20%	to	0.25%	151,165	11.44	to	11.42	1,728,409	1.48%	5.17%	to	5.12%
VIP Growth Opportunities Portfolio - Service Class (FGOS)
2017	0.00%	to	0.25%	15,375	30.49	to	27.41	438,543	0.19%	34.40%	to	34.06%
2016	0.00%	to	0.25%	16,574	22.69	to	20.45	351,314	0.21%	0.25%	to	0.00%
2015	0.00%	to	0.25%	20,793	22.63	to	20.45	437,298	0.01%	5.48%	to	5.22%
2014	0.00%	to	0.25%	176,408	21.45	to	19.43	3,137,228	0.14%	12.10%	to	11.82%
2013	0.00%	to	0.25%	143,931	19.14	to	17.38	2,307,620	0.22%	37.78%	to	37.43%

	Policy Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
VIP Growth Portfolio - Service Class (FGS)
2017	0.00%	to	0.25%	3,385,354	40.67	to	22.95	107,147,743	0.12%	35.00%	to	34.67%
2016	0.00%	to	0.25%	3,646,974	30.12	to	17.04	86,005,841	0.00%	0.71%	to	0.46%
2015	0.00%	to	0.25%	3,760,319	29.91	to	16.97	89,520,714	0.16%	7.05%	to	6.79%
2014	0.00%	to	0.25%	4,030,458	27.94	to	15.89	89,015,373	0.10%	11.19%	to	10.91%
2013	0.00%	to	0.25%	3,923,497	25.13	to	14.32	79,884,384	0.19%	36.20%	to	35.86%
VIP High Income Portfolio - Service Class (FHIS)
2017	0.00%	to	0.25%	518,507	21.78	to	26.66	12,325,334	5.01%	7.07%	to	6.80%
2016	0.00%	to	0.25%	607,022	20.34	to	24.96	13,483,822	5.26%	14.37%	to	14.09%
2015	0.00%	to	0.25%	656,054	17.78	to	21.88	12,742,577	6.06%	-3.76%	to	-4.00%
2014	0.00%	to	0.25%	617,230	18.48	to	22.79	12,531,665	5.59%	1.07%	to	0.82%
2013	0.00%	to	0.25%	674,793	18.28	to	22.61	13,537,253	5.53%	5.87%	to	5.61%
VIP Index 500 Portfolio - Initial Class (FIP)
2017	0.20%	to	0.25%	2,545,030	22.36	to	22.25	56,866,293	1.76%	21.47%	to	21.41%
2016	0.20%	to	0.25%	2,755,616	18.41	to	18.32	50,693,063	1.45%	11.64%	to	11.58%
2015	0.20%	to	0.25%	2,841,994	16.49	to	16.42	46,835,841	2.06%	1.13%	to	1.08%
2014	0.20%	to	0.25%	2,135,022	16.30	to	16.25	34,793,037	1.59%	13.34%	to	13.29%
2013	0.20%	to	0.25%	2,279,769	14.38	to	14.34	32,780,167	1.87%	31.98%	to	31.91%
VIP Investment Grade Bond Portfolio - Service Class (FIGBS)
2017	0.00%	to	0.25%	10,397,837	18.13	to	17.47	183,915,056	2.30%	4.16%	to	3.90%
2016	0.00%	to	0.25%	10,948,211	17.40	to	16.82	186,155,320	2.38%	4.63%	to	4.37%
2015	0.00%	to	0.25%	10,467,562	16.63	to	16.11	170,471,100	2.56%	-0.71%	to	-0.95%
2014	0.00%	to	0.25%	9,237,349	16.75	to	16.27	151,948,959	4.79%	5.75%	to	5.49%
2013	0.00%	to	0.25%	2,366,422	15.84	to	15.42	36,825,540	2.51%	-1.89%	to	-2.13%
VIP Mid Cap Portfolio - Service Class (FMCS)
2017	0.00%	to	0.25%	765,171	58.10	to	56.01	43,909,359	0.62%	20.70%	to	20.40%
2016	0.00%	to	0.25%	843,557	48.14	to	46.52	40,121,821	0.40%	12.11%	to	11.83%
2015	0.00%	to	0.25%	977,992	42.94	to	41.60	41,543,203	0.36%	-1.50%	to	-1.75%
2014	0.00%	to	0.25%	1,164,190	43.59	to	42.34	50,266,013	0.16%	6.20%	to	5.93%
2013	0.00%	to	0.25%	1,214,517	41.05	to	39.97	49,432,238	0.40%	36.06%	to	35.72%
VIP Money Market Portfolio - Initial Class (FMMP)
2017	0.20%	to	0.25%	564,836	10.05	to	10.04	5,675,977	0.61%	0.48%	to	0.43%
2016	0.20%	to	0.25%	935,135			10.00	9,352,900	0.06%			0.00%	****
VIP Overseas Portfolio - Service Class (FOS)
2017	0.00%	to	0.25%	730,959	26.62	to	19.71	18,847,240	1.34%	30.10%	to	29.78%
2016	0.00%	to	0.25%	778,504	20.46	to	15.19	15,330,538	1.31%	-5.12%	to	-5.36%
2015	0.00%	to	0.25%	882,090	21.56	to	16.05	18,130,581	1.45%	3.49%	to	3.23%
2014	0.00%	to	0.25%	527,024	20.84	to	15.54	9,627,274	1.18%	-8.16%	to	-8.39%
2013	0.00%	to	0.25%	587,917	22.69	to	16.97	11,686,468	1.01%	30.38%	to	30.05%
VIP Value Strategies Portfolio - Service Class (FVSS)
2017	0.00%	to	0.25%	110,394	33.70	to	32.40	3,716,625	1.39%	19.21%	to	18.91%
2016	0.00%	to	0.25%	121,726	28.27	to	27.25	3,438,169	1.04%	9.48%	to	9.21%
2015	0.00%	to	0.25%	133,932	25.82	to	24.95	3,457,479	0.74%	-3.05%	to	-3.30%
2014	0.00%	to	0.10%	210,258	26.63	to	26.30	5,579,423	0.96%	6.69%	to	6.59%
2013	0.00%	to	0.25%	208,874	24.96	to	24.24	5,197,182	0.85%	30.44%	to	30.12%
VIP Fidelity VIP Freedom Fund 2005 Portfolio - Service Class (FF05S)
2017	0.20%	to	0.25%	39,100	14.61	to	14.56	570,897	1.55%	10.68%	to	10.62%
2016	0.20%	to	0.25%	25,154	13.20	to	13.16	331,860	1.68%	4.68%	to	4.63%
2015	0.20%	to	0.25%	13,584	12.61	to	12.58	171,219	2.28%	-0.55%	to	-0.59%
2014	0.20%	to	0.25%	7,230	12.68	to	12.65	91,635	2.81%	3.98%	to	3.92%
2013	0.20%	to	0.25%	2,444	12.19	to	12.17	29,794	0.05%	9.38%	to	9.32%
VIP Fidelity VIP Freedom Fund 2015 Portfolio - Service Class (FF15S)
2017	0.00%	to	0.25%	620,101	16.99	to	16.58	10,323,285	1.45%	14.93%	to	14.65%
2016	0.00%	to	0.25%	559,667	14.78	to	14.46	8,116,942	1.35%	5.81%	to	5.55%
2015	0.00%	to	0.25%	785,176	13.97	to	13.70	10,782,045	1.88%	-0.44%	to	-0.68%
2014	0.00%	to	0.25%	660,580	14.03	to	13.80	9,131,177	1.73%	4.63%	to	4.37%
2013	0.00%	to	0.25%	560,735	13.41	to	13.22	7,423,685	2.10%	14.24%	to	13.96%

	Policy Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
VIP Fidelity VIP Freedom Fund 2025 Portfolio - Service Class (FF25S)
2017	0.00%	to	0.25%	1,324,262	17.95	to	17.52	23,303,561	1.49%	17.84%	to	17.54%
2016	0.00%	to	0.25%	1,193,459	15.24	to	14.91	17,836,355	1.59%	6.11%	to	5.85%
2015	0.00%	to	0.25%	974,642	14.36	to	14.09	13,753,120	1.84%	-0.36%	to	-0.61%
2014	0.00%	to	0.25%	769,831	14.41	to	14.17	10,931,160	1.78%	4.98%	to	4.72%
2013	0.00%	to	0.25%	585,943	13.73	to	13.53	7,940,480	1.91%	19.89%	to	19.59%
VIP Fidelity VIP Freedom Fund 2040 Portfolio - Service Class (FF40S)
2017	0.00%	to	0.25%	694,673	20.87	to	20.47	14,265,216	1.36%	23.42%	to	23.11%
2016	0.00%	to	0.25%	507,853	16.91	to	16.63	8,463,559	1.31%	6.75%	to	6.48%
2015	0.00%	to	0.25%	429,474	15.84	to	15.62	6,716,605	1.63%	-0.35%	to	-0.60%
2014	0.00%	to	0.25%	358,910	15.90	to	15.71	5,646,780	1.51%	4.83%	to	4.57%
2013	0.00%	to	0.25%	324,799	15.16	to	15.02	4,884,677	1.68%	25.16%	to	24.85%
VIP Freedom Fund 2050 Portfolio - Service Class (FF50S)
2017			0.25%	1,422			11.24	15,987	0.00%			12.42%	****
Franklin Income Securities Fund - Class 2 (FTVIS2)
2017			0.00%	312,146			19.99	6,238,515	4.00%			9.67%
2016			0.00%	369,466			18.22	6,732,869	5.10%			14.02%
2015			0.00%	377,928			15.98	6,040,094	4.68%			-7.05%
2014			0.00%	390,265			17.20	6,710,629	4.91%			4.62%
2013			0.00%	391,706			16.44	6,438,224	6.32%			13.94%
Rising Dividends Securities Fund - Class 1 (FTVRDI)
2017			0.00%	468,247			38.82	18,175,344	1.73%			20.85%
2016			0.00%	517,880			32.12	16,634,002	1.58%			16.33%
2015			0.00%	570,589			27.61	15,754,609	1.64%			-3.42%
2014			0.00%	599,977			28.59	17,151,918	1.53%			9.01%
2013			0.00%	706,879			26.23	18,538,455	1.74%			30.05%
Small Cap Value Securities Fund - Class 1 (FTVSVI)
2017			0.00%	219,865			49.13	10,801,676	0.73%			10.92%
2016			0.00%	245,509			44.29	10,874,493	1.03%			30.54%
2015			0.00%	255,164			33.93	8,658,290	0.91%			-7.18%
2014			0.00%	292,511			36.56	10,693,748	0.83%			0.88%
2013			0.00%	314,978			36.24	11,414,310	1.50%			36.50%
Small Cap Value Securities Fund - Class 2 (FTVSV2)
2017	0.00%	to	0.25%	376,155	30.00	to	29.07	10,963,630	0.52%	10.65%	to	10.38%
2016	0.00%	to	0.25%	416,003	27.11	to	26.33	10,975,714	0.81%	30.19%	to	29.86%
2015	0.00%	to	0.25%	436,021	20.83	to	20.28	8,856,820	0.65%	-7.39%	to	-7.62%
2014	0.00%	to	0.25%	512,783	22.49	to	21.95	11,301,870	0.63%	0.57%	to	0.32%
2013	0.00%	to	0.25%	465,556	22.36	to	21.88	10,229,704	1.33%	36.24%	to	35.90%
Mutual Global Discovery Securities Fund - Class 2 (FTVMD2)
2017	0.00%	to	0.25%	117,265	17.26	to	16.84	2,001,639	1.52%	8.60%	to	8.33%
2016	0.00%	to	0.25%	136,852	15.90	to	15.54	2,163,040	1.69%	12.18%	to	11.90%
2015	0.00%	to	0.25%	147,343	14.17	to	13.89	2,077,541	3.80%	-3.65%	to	-3.89%
2014	0.00%	to	0.25%	32,122	14.71	to	14.45	464,392	2.43%	5.71%	to	5.44%
2013			0.25%	20,950			13.71	287,147	2.67%			27.30%
Templeton Developing Markets Securities Fund - Class 2 (FTVDM2)
2017			0.00%	315,423			12.50	3,942,967	0.98%			40.41%
2016			0.00%	271,041			8.90	2,413,106	0.80%			17.44%
2015			0.00%	285,175			7.58	2,161,899	2.16%			-19.60%
2014			0.00%	338,402			9.43	3,190,883	1.50%			-5.71%	****
Templeton Foreign Securities Fund - Class 1 (TIF)
2017			0.00%	36,093			30.12	1,087,047	2.78%			17.02%
2016			0.00%	38,500			25.74	990,896	2.16%			7.49%
2015			0.00%	42,432			23.94	1,016,000	3.58%			-6.31%
2014			0.00%	48,081			25.56	1,228,764	2.07%			-10.89%
2013			0.00%	53,511			28.68	1,534,588	2.56%			23.27%
Templeton Foreign Securities Fund - Class 2 (TIF2)
2017	0.00%	to	0.25%	909,729	27.47	to	26.44	24,380,084	2.61%	16.69%	to	16.40%
2016	0.00%	to	0.25%	1,063,433	23.54	to	22.71	24,424,763	1.95%	7.18%	to	6.91%
2015	0.00%	to	0.25%	1,146,428	21.96	to	21.24	24,618,620	3.22%	-6.49%	to	-6.73%
2014	0.00%	to	0.25%	1,087,231	23.49	to	22.77	25,006,807	1.97%	-11.13%	to	-11.35%
2013	0.10%	to	0.25%	642,739	26.13	to	25.69	16,554,377	2.30%	22.85%	to	22.66%

	Policy Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Templeton Global Bond Securities Fund - Class 2 (FTVGI2)
2017	0.00%	to	0.25%	391,878	17.42	to	16.98	6,816,520	0.00%	1.93%	to	1.67%
2016	0.00%	to	0.25%	457,762	17.09	to	16.70	7,800,411	0.00%	2.94%	to	2.68%
2015	0.00%	to	0.25%	662,999	16.60	to	16.26	10,987,604	7.60%	-4.30%	to	-4.54%
2014	0.00%	to	0.25%	774,609	17.35	to	17.04	13,406,161	3.71%	1.83%	to	1.58%
2013	0.00%	to	0.25%	2,511,603	17.04	to	16.77	42,440,610	4.74%	1.63%	to	1.38%
VIP Founding Funds Allocation Fund - Class 2 (FTVFA2)
2017			0.00%	44,376			16.42	728,797	2.69%			11.98%
2016			0.00%	44,251			14.67	649,006	3.82%			13.18%
2015			0.00%	51,295			12.96	664,708	2.92%			-6.21%
2014			0.00%	53,635			13.82	741,071	2.78%			2.85%
2013			0.00%	50,080			13.43	672,789	11.86%			23.77%
VIP Trust - Templeton Global Bond VIP Fund - Class 1 (FTVGB1)
2017	0.00%	to	0.25%	1,575,152	11.36	to	10.12	16,147,835	0.00%	2.15%	to	1.90%
2016	0.00%	to	0.25%	1,451,430	11.12	to	9.93	14,597,838	0.00%	3.21%	to	2.95%
2015	0.00%	to	0.25%	1,372,392	10.78	to	9.65	13,399,403	7.61%	-4.10%	to	-4.34%
2014	0.00%	to	0.25%	1,178,165	11.24	to	10.08	11,985,782	4.04%	2.12%	to	0.85%	****
VI Growth and Income Fund - Series I Shares (ACGI)
2017	0.20%	to	0.25%	318,551	22.42	to	22.33	7,122,459	1.56%	14.09%	to	14.03%
2016	0.00%	to	0.25%	298,376	19.91	to	19.58	5,846,925	1.13%	19.69%	to	19.40%
2015	0.00%	to	0.25%	288,247	16.63	to	16.40	4,730,237	2.87%	-3.06%	to	-3.30%
2014	0.00%	to	0.25%	312,024	17.16	to	16.96	5,294,775	1.85%	10.28%	to	10.00%
2013	0.00%	to	0.25%	286,045	15.56	to	15.42	4,412,360	1.50%	34.08%	to	33.75%
VI American Franchise Fund - Series I Shares (ACEG)
2017			0.00%	65,426			20.26	1,325,620	0.08%			27.34%
2016			0.00%	69,572			15.91	1,106,971	0.00%			2.27%
2015			0.00%	85,010			15.56	1,322,616	0.00%			5.01%
2014			0.00%	74,837			14.82	1,108,824	0.04%			8.44%
2013			0.00%	86,923			13.66	1,187,662	0.43%			40.14%
VI Value Opportunities Fund - Series I Shares (AVBVI)
2017			0.25%	1,935			26.56	51,393	0.01%			17.14%
2016			0.25%	21			22.67	476	0.09%			18.04%
2015			0.25%	496			19.21	9,527	2.85%			-10.63%
2014	0.10%	to	0.25%	24,969	21.89	to	21.49	544,288	1.44%	6.51%	to	6.35%
2013	0.10%	to	0.25%	25,874	20.55	to	20.21	529,924	1.18%	33.62%	to	33.42%
VI High Yield Fund - Series I Shares (AVHY1)
2017	0.00%	to	0.25%	960,467	15.66	to	15.37	14,806,926	3.97%	6.30%	to	6.03%
2016	0.00%	to	0.25%	985,388	14.73	to	14.49	14,318,218	4.22%	11.21%	to	10.94%
2015	0.00%	to	0.25%	1,054,103	13.25	to	13.06	13,801,155	5.24%	-3.17%	to	-3.41%
2014	0.00%	to	0.25%	1,143,753	13.68	to	13.52	15,496,752	4.12%	1.73%	to	1.47%
2013	0.00%	to	0.25%	781,618	13.45	to	13.33	10,432,057	4.58%	7.01%	to	6.74%
VI International Growth Fund - Series I Shares (AVIE)
2017	0.00%	to	0.25%	1,799,609	29.00	to	28.02	50,704,064	1.47%	23.00%	to	22.70%
2016	0.00%	to	0.25%	1,875,898	23.57	to	22.84	43,042,681	1.41%	-0.45%	to	-0.70%
2015	0.00%	to	0.25%	2,038,231	23.68	to	23.00	47,081,685	1.31%	-2.34%	to	-2.59%
2014	0.00%	to	0.25%	2,475,931	24.25	to	23.61	58,655,441	1.60%	0.33%	to	0.08%
2013	0.00%	to	0.25%	2,336,984	24.17	to	23.59	55,292,311	1.27%	19.01%	to	18.72%
VI Mid Cap Core Equity Fund - Series I Shares (AVMCCI)
2017	0.00%	to	0.25%	14,053	25.24	to	24.51	349,319	0.54%	14.92%	to	14.63%
2016	0.00%	to	0.25%	15,984	21.97	to	21.38	345,514	0.09%	13.43%	to	13.15%
2015	0.00%	to	0.25%	21,154	19.36	to	18.89	402,728	0.34%	-4.03%	to	-4.27%
2014	0.00%	to	0.25%	22,264	20.18	to	19.74	442,463	0.04%	4.43%	to	4.17%
2013	0.00%	to	0.25%	71,330	19.32	to	18.95	1,353,655	0.71%	28.81%	to	28.49%
VI Small Cap Equity Fund - Series I Shares (AVSCE)
2017			0.25%	23,971			12.74	305,502	0.00%			13.77%
2016	0.20%	to	0.25%	23,157	11.22	to	11.20	259,411	0.00%	11.84%	to	11.79%
2015	0.20%	to	0.25%	19,997	10.03	to	10.02	200,390	0.00%	-5.71%	to	-5.75%

	Policy Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Van Kampen V.I. Mid Cap Growth Fund - Series I Shares (IVKMG1)
2017	0.00%	to	0.25%	197,242	18.17	to	17.91	3,579,489	0.00%	22.49%	to	22.19%
2016	0.00%	to	0.25%	228,597	14.83	to	14.66	3,383,296	0.00%	0.76%	to	0.50%
2015	0.00%	to	0.25%	345,418	14.72	to	14.59	5,068,137	0.00%	1.21%	to	0.95%
2014	0.00%	to	0.25%	341,263	14.55	to	14.45	4,953,394	0.00%	8.04%	to	7.77%
2013	0.00%	to	0.25%	321,052	13.47	to	13.41	4,317,352	0.41%	37.01%	to	36.67%
Balanced-Risk Allocation Fund - Series I Shares (IVBRA1)
2017			0.00%	122,601			12.16	1,491,397	3.90%			10.16%
2016			0.00%	134,610			11.04	1,486,483	0.47%			11.64%
2015			0.00%	62,732			9.89	620,517	4.97%			-4.10%
2014			0.00%	38,475			10.31	396,848	0.00%			3.14%	****
Mid Cap Value Portfolio: Class 1 (JPMMV1)
2017	0.00%	to	0.25%	1,224,199	37.31	to	36.06	44,377,807	0.81%	13.76%	to	13.48%
2016	0.00%	to	0.25%	1,056,953	32.80	to	31.78	33,768,491	0.66%	14.69%	to	14.41%
2015	0.00%	to	0.25%	573,578	28.60	to	27.77	16,060,386	0.94%	-2.66%	to	-2.90%
2014	0.00%	to	0.25%	372,474	29.38	to	28.60	10,699,926	0.71%	15.11%	to	14.82%
2013	0.00%	to	0.25%	258,597	25.52	to	24.91	6,466,290	0.96%	32.30%	to	31.97%
Small Cap Core Portfolio 1 (JPSCE1)
2017	0.00%	to	0.25%	20,047	12.85	to	12.76	255,955	0.30%	15.23%	to	14.94%
2016			0.25%	9,466			11.10	105,109	0.47%			19.91%
2015			0.25%	4,684			9.26	43,373	0.00%			-7.40%	****
Balanced Portfolio: Service Shares (JABS)
2017	0.00%	to	0.25%	983,001	34.09	to	32.81	32,650,861	1.40%	18.13%	to	17.84%
2016	0.00%	to	0.25%	1,000,252	28.86	to	27.84	28,132,139	1.98%	4.32%	to	4.06%
2015	0.00%	to	0.25%	947,970	27.66	to	26.76	25,570,430	1.68%	0.41%	to	0.16%
2014	0.00%	to	0.25%	933,751	27.55	to	26.71	25,164,067	1.54%	8.24%	to	7.97%
2013	0.00%	to	0.25%	821,725	25.45	to	24.74	20,512,662	2.01%	19.80%	to	19.50%
Enterprise Portfolio: Institutional Shares (JAEI)
2017			0.00%	59,840			11.62	695,474	0.03%			16.22%	****
Enterprise Portfolio: Service Shares (JAMGS)
2017	0.00%	to	0.25%	1,484,183	13.71	to	13.66	20,303,080	0.74%	27.09%	to	26.77%
2016	0.00%	to	0.25%	457,212	10.79	to	10.77	4,926,666	0.40%	7.90%	to	7.72%	****
Flexible Bond Portfolio: Service Shares (JAFBS)
2017	0.00%	to	0.25%	590,048	10.66	to	10.58	6,253,498	2.47%	3.35%	to	3.10%
2016	0.00%	to	0.25%	1,347,630	10.32	to	10.26	13,834,191	2.43%	2.22%	to	1.97%
2015	0.00%	to	0.25%	1,234,000	10.09	to	10.06	12,417,813	2.23%	-0.06%	to	-0.31%
2014	0.20%	to	0.25%	435,927			10.09	4,399,676	1.29%			0.92%	****
Forty Portfolio: Service Shares (JACAS)
2017	0.00%	to	0.25%	1,807,599	27.08	to	25.89	48,354,785	0.00%	29.99%	to	29.67%
2016	0.00%	to	0.25%	1,996,099	20.83	to	19.97	41,096,683	0.88%	1.94%	to	1.69%
2015	0.00%	to	0.25%	2,232,703	20.43	to	19.63	45,096,682	1.25%	11.94%	to	11.66%
2014	0.00%	to	0.25%	2,473,108	18.25	to	17.58	44,660,750	0.03%	8.47%	to	8.20%
2013	0.00%	to	0.25%	2,806,731	16.83	to	16.25	46,697,005	0.59%	30.89%	to	30.56%
Global Technology Portfolio: Service Shares (JAGTS)
2017	0.00%	to	0.25%	1,474,567	15.99	to	15.29	23,375,459	0.44%	44.91%	to	44.55%
2016	0.00%	to	0.25%	1,367,724	11.03	to	10.57	14,991,999	0.09%	13.85%	to	13.57%
2015	0.00%	to	0.25%	1,452,572	9.69	to	9.31	14,007,986	0.81%	4.65%	to	4.38%
2014	0.00%	to	0.25%	1,666,220	9.26	to	8.92	15,350,042	0.00%	9.35%	to	9.07%
2013	0.00%	to	0.25%	1,724,013	8.47	to	8.18	14,513,340	0.00%	35.39%	to	35.05%
Overseas Portfolio: Service Shares (JAIGS)
2017	0.00%	to	0.25%	1,399,934	17.03	to	16.28	23,603,457	1.58%	30.80%	to	30.48%
2016	0.00%	to	0.25%	1,506,768	13.02	to	12.48	19,431,410	5.11%	-6.71%	to	-6.94%
2015	0.00%	to	0.25%	1,556,610	13.95	to	13.41	21,561,467	0.48%	-8.80%	to	-9.03%
2014	0.00%	to	0.25%	1,927,784	15.30	to	14.74	29,256,435	5.77%	-12.10%	to	-12.32%
2013	0.00%	to	0.25%	2,331,866	17.41	to	16.81	40,211,611	3.05%	14.28%	to	14.00%

	Policy Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Perkins Mid Cap Value Portfolio: Service Shares (JAMVS)
2017	0.20%	to	0.25%	80,340	19.70	to	19.62	1,582,383	0.65%	13.40%	to	13.35%
2016	0.00%	to	0.25%	82,367	17.60	to	17.31	1,432,096	0.82%	18.76%	to	18.47%
2015	0.00%	to	0.25%	135,681	14.82	to	14.61	1,988,712	1.06%	-3.69%	to	-3.93%
2014	0.00%	to	0.25%	128,064	15.39	to	15.21	1,952,405	3.38%	8.44%	to	8.17%
2013	0.00%	to	0.25%	135,589	14.19	to	14.06	1,908,778	1.00%	25.81%	to	25.49%
Retirement Emerging Markets Equity Portfolio - Service Shares (LZREMS)
2017	0.00%	to	0.25%	3,009,423	13.27	to	13.01	39,329,049	1.77%	27.82%	to	27.51%
2016	0.00%	to	0.25%	3,028,245	10.38	to	10.21	31,006,169	1.04%	20.78%	to	20.48%
2015	0.00%	to	0.25%	3,088,800	8.59	to	8.47	26,233,081	1.29%	-20.05%	to	-20.25%
2014	0.00%	to	0.25%	2,531,668	10.75	to	10.62	26,936,682	1.81%	-4.64%	to	-4.87%
2013	0.00%	to	0.25%	2,130,245	11.27	to	11.17	23,822,313	1.47%	-1.24%	to	-1.49%
ClearBridge Variable Small Cap Growth Portfolio - Class I (SBVSG)
2017	0.00%	to	0.25%	602,145	24.44	to	23.82	14,408,860	0.00%	24.26%	to	23.96%
2016	0.00%	to	0.25%	634,718	19.67	to	19.22	12,235,290	0.00%	5.80%	to	5.54%
2015	0.00%	to	0.25%	614,965	18.59	to	18.21	11,222,935	0.00%	-4.37%	to	-4.61%
2014	0.00%	to	0.25%	472,936	19.44	to	19.09	9,039,455	0.00%	4.08%	to	3.82%
2013	0.00%	to	0.25%	334,875	18.68	to	18.39	6,165,317	0.04%	47.05%	to	46.68%
Lord Abbett Series Fund Inc. - Bond Debenture Portfolio: Class VC (LOVBD)
2017	0.00%	to	0.25%	248,802	12.20	to	12.09	3,007,551	4.42%	9.21%	to	8.94%
2016	0.20%	to	0.25%	226,991	11.11	to	11.09	2,518,441	5.09%	11.91%	to	11.85%
2015	0.20%	to	0.25%	30,871	9.93	to	9.92	306,229	8.70%	-1.73%	to	-1.78%
Lord Abbett Series Fund Inc. - Mid Cap Stock Portfolio: Class VC (LOVMCV)
2017	0.00%	to	0.25%	497	23.46	to	22.73	11,571	0.25%	6.83%	to	6.56%
2016	0.00%	to	0.25%	5,533	21.96	to	21.33	118,289	0.51%	16.39%	to	16.10%
2015	0.00%	to	0.25%	5,441	18.87	to	18.37	100,210	0.10%	-3.79%	to	-4.03%
2014	0.00%	to	0.25%	57,274	19.61	to	19.15	1,101,297	0.34%	11.53%	to	11.25%
2013	0.00%	to	0.25%	84,220	17.59	to	17.21	1,455,733	0.44%	30.32%	to	29.99%
Lord Abbett Series Fund, Inc. - Total Return Portfolio - Class VC (LOVTRC)
2017	0.00%	to	0.25%	1,886,225	10.64	to	10.57	19,954,760	3.01%	3.86%	to	3.61%
2016	0.00%	to	0.25%	1,122,526	10.24	to	10.20	11,458,058	3.23%	4.26%	to	4.00%
2015	0.00%	to	0.25%	696,348	9.82	to	9.81	6,830,955	6.21%	-1.76%	to	-1.93%	****
Lord Abbett Series Fund Inc. - Short Duration Income Portfolio: Class VC (LOVSDC)
2017	0.20%	to	0.25%	1,393,388	10.35	to	10.34	14,405,924	3.55%	1.99%	to	1.93%
2016	0.20%	to	0.25%	1,181,419			10.14	11,980,773	4.09%			1.40%	****
VIT II - MFS Blended Research Core Equity Portfolio - Service Class (MVBRES)
2017	0.20%	to	0.25%	69,728	14.40	to	14.37	1,002,295	1.31%	20.23%	to	20.17%
2016	0.20%	to	0.25%	56,347	11.98	to	11.96	673,978	1.20%	7.96%	to	7.91%
2015	0.20%	to	0.25%	74,067	11.09	to	11.08	821,115	2.15%	0.67%	to	0.62%
MFS Total Return Bond Series - Service Class (MVRBSS)
2017			0.25%	9,484			10.23	97,060	0.00%			2.34%	****
Var Insurance Trust II - MFS Investors Growth Stock Portfolio - Initial Class (MV2IGI)
2017			0.00%	251,410			13.43	3,376,803	0.65%			28.42%
2016			0.00%	271,340			10.46	2,837,846	0.60%			6.08%
2015			0.00%	297,791			9.86	2,936,113	0.50%			-1.40%	****
Var Insurance Trust II - MFS Research International Portfolio - Service Class (MV2RIS)
2017	0.00%	to	0.25%	140,953	11.62	to	11.54	1,628,346	1.07%	27.90%	to	27.58%
2016	0.20%	to	0.25%	287,386			9.05	2,599,441	1.34%			-1.16%
2015	0.00%	to	0.25%	310,021	9.17	to	9.15	2,837,301	1.83%	-8.31%	to	-8.49%	****
Variable Insurance Trust - MFS New Discovery Series - Intital Class (MNDIC)
2017			0.00%	28,555			18.38	524,942	0.00%			26.65%
2016			0.00%	23,315			14.51	338,410	0.00%			9.05%
2015			0.00%	30,567			13.31	406,846	0.00%			-1.89%
2014			0.00%	39,384			13.57	534,273	0.00%			-7.26%
2013			0.00%	54,531			14.63	797,640	0.00%			41.52%

	Policy Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
New Discovery Series - Service Class (MNDSC)
2017	0.00%	to	0.25%	32,546	18.13	to	17.87	588,335	0.00%	26.33%	to	26.02%
2016	0.20%	to	0.25%	5,578	14.22	to	14.18	79,121	0.00%	8.58%	to	8.53%
2015	0.00%	to	0.25%	27,229	13.19	to	13.07	356,357	0.00%	-2.15%	to	-2.39%
2014	0.00%	to	0.25%	81,742	13.48	to	13.39	1,095,280	0.00%	-7.49%	to	-7.72%
2013	0.00%	to	0.25%	148,553	14.57	to	14.51	2,155,892	0.00%	41.22%	to	40.86%
Value Series - Initial Class (MVFIC)
2017			0.00%	318,782			42.40	13,515,237	1.92%			17.65%
2016			0.00%	332,771			36.04	11,991,713	2.16%			14.09%
2015			0.00%	313,122			31.59	9,890,222	2.29%			-0.74%
2014			0.00%	314,764			31.82	10,015,870	1.51%			10.51%
2013			0.00%	368,819			28.79	10,619,793	1.21%			35.89%
Value Series - Service Class (MVFSC)
2017	0.00%	to	0.25%	4,097,326	20.53	to	20.01	82,242,780	1.81%	17.35%	to	17.06%
2016	0.00%	to	0.25%	3,786,227	17.49	to	17.09	64,920,421	2.00%	13.78%	to	13.49%
2015	0.00%	to	0.25%	2,395,774	15.38	to	15.06	36,194,371	2.12%	-0.93%	to	-1.18%
2014	0.00%	to	0.25%	1,817,807	15.52	to	15.24	27,779,416	1.33%	10.20%	to	9.93%
2013	0.00%	to	0.25%	2,108,924	14.08	to	13.86	29,309,020	1.02%	35.59%	to	35.26%
Variable Insurance Trust II - MFS International Value Portfolio - Service Class (MVIVSC)
2017	0.00%	to	0.25%	3,580,987	29.51	to	28.87	103,804,494	1.35%	26.82%	to	26.50%
2016	0.00%	to	0.25%	3,598,366	23.27	to	22.83	82,415,948	1.15%	3.84%	to	3.58%
2015	0.00%	to	0.25%	3,393,304	22.41	to	22.04	74,992,713	1.81%	6.32%	to	6.05%
2014	0.00%	to	0.25%	2,912,540	21.07	to	20.78	60,625,656	1.84%	1.13%	to	0.88%
2013	0.00%	to	0.25%	2,760,169	20.84	to	20.60	56,931,951	1.39%	27.63%	to	27.31%
Core Plus Fixed Income Portfolio - Class I (MSVFI)
2017			0.00%	133,523			17.88	2,387,701	3.17%			6.24%
2016			0.00%	118,983			16.83	2,002,670	2.08%			6.11%
2015			0.00%	101,355			15.86	1,607,721	3.38%			-0.65%
2014			0.00%	107,604			15.97	1,718,027	2.84%			7.85%
2013			0.00%	119,123			14.80	1,763,427	3.52%			-0.32%
Emerging Markets Debt Portfolio - Class I (MSEM)
2017	0.00%	to	0.25%	524,587	39.99	to	38.36	24,398,279	5.49%	9.71%	to	9.44%
2016	0.00%	to	0.25%	507,033	36.45	to	35.05	21,693,860	6.88%	10.55%	to	10.28%
2015	0.00%	to	0.25%	826,783	32.97	to	31.78	33,218,941	5.22%	-1.12%	to	-1.36%
2014	0.00%	to	0.25%	955,142	33.35	to	32.22	38,169,060	5.48%	2.93%	to	2.67%
2013	0.00%	to	0.25%	985,279	32.40	to	31.39	38,132,292	4.05%	-8.75%	to	-8.98%
Global Real Estate Portfolio - Class II (VKVGR2)
2017	0.00%	to	0.25%	395,703	12.90	to	12.57	4,985,540	2.33%	9.71%	to	9.43%
2016	0.00%	to	0.25%	422,599	11.76	to	11.49	4,870,267	1.40%	3.12%	to	2.86%
2015	0.00%	to	0.25%	471,131	11.40	to	11.17	5,270,760	2.30%	-1.42%	to	-1.66%
2014	0.00%	to	0.25%	421,696	11.57	to	11.36	4,797,159	0.69%	13.85%	to	13.57%
2013	0.00%	to	0.25%	290,891	10.16	to	10.00	2,913,382	3.58%	2.63%	to	2.38%
Universal Institutional Funds, Inc. - Mid Cap Growth Portfolio - Class I (MSVMG)
2017	0.00%	to	0.25%	229,681	21.50	to	20.58	4,737,853	0.00%	38.76%	to	38.42%
2016	0.00%	to	0.25%	372,666	15.50	to	14.86	5,557,051	0.00%	-8.78%	to	-9.01%
2015	0.00%	to	0.25%	561,751	16.99	to	16.34	9,220,353	0.00%	-5.90%	to	-6.13%
2014	0.00%	to	0.25%	758,843	18.05	to	17.40	13,267,348	0.00%	1.97%	to	1.71%
2013	0.00%	to	0.25%	785,039	17.71	to	17.11	13,482,809	0.37%	37.49%	to	37.14%
Universal Institutional Funds, Inc. - Growth Portfolio - Class I (MSVEG)
2017	0.00%	to	0.25%	91,342	28.74	to	28.02	2,577,089	0.00%	43.15%	to	42.79%
2016	0.00%	to	0.25%	81,298	20.08	to	19.62	1,601,538	0.00%	-1.64%	to	-1.88%
2015	0.00%	to	0.25%	69,285	20.41	to	20.00	1,390,107	0.00%	12.24%	to	11.96%
2014	0.00%	to	0.25%	71,574	18.19	to	17.86	1,280,698	0.00%	6.36%	to	6.09%
2013	0.00%	to	0.25%	93,010	17.10	to	16.83	1,566,998	0.53%	48.07%	to	47.70%
U.S. Real Estate Portfolio - Class I (MSVRE)
2017	0.10%	to	0.25%	288,035	66.09	to	52.67	16,012,798	1.53%	3.01%	to	2.85%
2016	0.10%	to	0.25%	338,494	64.16	to	51.21	18,264,129	1.38%	6.71%	to	6.55%
2015	0.10%	to	0.25%	402,965	60.13	to	48.07	20,329,045	1.35%	2.07%	to	1.92%
2014	0.10%	to	0.25%	417,956	58.91	to	47.16	20,424,278	1.39%	29.59%	to	29.40%
2013	0.10%	to	0.25%	453,779	45.46	to	36.45	16,994,730	1.13%	1.95%	to	1.80%

	Policy Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
NVIT Investor Destinations Managed Growth and Income Class I (IDPGI)
2017			0.00%	7			11.96	84	1.18%			14.30%
2016			0.00%	77			10.47	806	12.37%			5.94%
2014			0.00%	1			10.20	10	2.52%			1.96%	****
NVIT Investor Destinations Managed Growth Class I (IDPG)
2017			0.00%	3,468			12.28	42,586	3.31%			17.23%
2015			0.00%	4,397			9.77	42,952	1.83%			-3.71%
NVIT Cardinal Managed Growth and Income Class I (NCPGI)
2017			0.00%	8			11.85	95	1.12%			14.96%
2016			0.00%	78			10.31	804	0.88%			5.74%
NVIT Cardinal Managed Growth Class I (NCPG)
2017			0.00%	4,793			12.07	57,867	1.81%			17.98%
2016			0.00%	4,715			10.23	48,251	3.18%			6.40%
2015			0.00%	4,610			9.62	44,339	1.34%			-4.62%
2014			0.00%	4,296			10.08	43,319	3.21%			0.84%	****
NVIT Bond Index Fund Class I (NVBX)
2017	0.00%	to	0.25%	16,764,981	10.85	to	10.75	181,026,501	3.00%	3.12%	to	2.86%
2016	0.00%	to	0.25%	9,423,378	10.53	to	10.46	98,726,317	2.31%	2.26%	to	2.01%
2015	0.00%	to	0.25%	9,294,873	10.29	to	10.25	95,391,912	2.32%	0.14%	to	-0.11%
2014	0.00%	to	0.25%	5,645,631	10.28	to	10.26	57,954,008	3.92%	2.78%	to	2.61%	****
NVIT International Index Fund Class I (NVIX)
2017	0.00%	to	0.25%	3,314,850	11.48	to	11.38	37,811,091	3.00%	24.88%	to	24.57%
2016	0.00%	to	0.25%	2,805,657	9.19	to	9.13	25,664,925	3.07%	0.92%	to	0.67%
2015	0.00%	to	0.25%	2,225,659	9.11	to	9.07	20,212,790	3.36%	-0.96%	to	-1.21%
2014	0.00%	to	0.25%	1,245,179	9.20	to	9.18	11,440,668	2.49%	-8.01%	to	-8.16%	****
American Century NVIT Multi Cap Value Fund - Class I (NVAMV1)
2017			0.00%	1,357,653			30.75	41,754,065	1.69%			8.67%
2016			0.00%	1,455,365			28.30	41,186,313	2.38%			20.44%
2015			0.00%	1,546,350			23.50	36,335,010	2.39%			-4.28%
2014			0.00%	1,667,165			24.55	40,923,361	2.00%			13.12%
2013			0.00%	1,832,139			21.70	39,757,407	1.86%			31.90%
American Funds NVIT Asset Allocation Fund - Class II (GVAAA2)
2017			0.00%	597,989			20.96	12,533,765	1.14%			15.79%
2016			0.00%	511,729			18.10	9,262,950	1.92%			9.00%
2015			0.00%	519,808			16.61	8,632,339	1.42%			0.98%
2014			0.00%	490,736			16.44	8,070,122	0.95%			4.99%
2013			0.00%	487,528			15.66	7,636,273	1.31%			23.28%
American Funds NVIT Bond Fund - Class II (GVABD2)
2017			0.00%	93,773			13.95	1,308,080	1.22%			3.21%
2016			0.00%	101,604			13.52	1,373,217	2.37%			2.65%
2015			0.00%	113,914			13.17	1,499,841	1.36%			-0.23%
2014			0.00%	117,093			13.20	1,545,265	1.22%			4.98%
2013			0.00%	122,305			12.57	1,537,507	1.67%			-2.57%
American Funds NVIT Global Growth Fund - Class II (GVAGG2)
2017			0.00%	374,171			24.32	9,098,183	0.70%			30.97%
2016			0.00%	393,395			18.57	7,303,931	1.45%			0.19%
2015			0.00%	426,191			18.53	7,898,072	0.69%			6.54%
2014			0.00%	375,662			17.39	6,534,147	0.70%			1.84%
2013			0.00%	394,540			17.08	6,738,800	0.39%			28.64%
American Funds NVIT Growth Fund - Class II (GVAGR2)
2017			0.00%	481,969			24.67	11,891,807	0.31%			27.80%
2016			0.00%	505,916			19.31	9,767,654	0.22%			9.06%
2015			0.00%	539,000			17.70	9,541,628	0.71%			6.43%
2014			0.00%	582,797			16.63	9,693,899	0.44%			8.07%
2013			0.00%	660,438			15.39	10,165,319	0.32%			29.61%

	Policy Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
American Funds NVIT Growth-Income Fund - Class II (GVAGI2)
2017			0.00%	187,941			20.41	3,835,490	1.40%			21.93%
2016			0.00%	195,828			16.74	3,277,768	1.12%			11.09%
2015			0.00%	198,459			15.07	2,990,282	0.84%			1.09%
2014			0.00%	223,749			14.91	3,335,091	0.79%			10.23%
2013			0.00%	235,408			13.52	3,183,307	0.98%			32.97%
Federated NVIT High Income Bond Fund - Class I (HIBF)
2017	0.00%	to	0.25%	760,714	31.23	to	30.78	23,508,545	5.56%	6.76%	to	6.49%
2016	0.00%	to	0.25%	764,369	29.25	to	28.90	22,163,019	5.76%	14.16%	to	13.87%
2015	0.00%	to	0.25%	792,106	25.62	to	25.38	20,149,457	5.47%	-2.61%	to	-2.85%
2014	0.00%	to	0.25%	816,154	26.31	to	26.13	21,289,529	5.48%	2.55%	to	2.29%
2013	0.00%	to	0.25%	679,469	25.66	to	25.54	17,286,424	6.14%	7.07%	to	6.80%
NVIT Emerging Markets Fund - Class I (GEM)
2017	0.00%	to	0.25%	564,747	32.79	to	31.40	18,301,969	1.42%	41.50%	to	41.15%
2016	0.00%	to	0.25%	533,999	23.17	to	22.25	12,233,957	0.82%	7.72%	to	7.45%
2015	0.00%	to	0.25%	532,848	21.51	to	20.71	11,336,532	0.85%	-15.99%	to	-16.20%
2014	0.00%	to	0.25%	557,428	25.61	to	24.71	14,127,165	1.22%	-5.51%	to	-5.74%
2013	0.00%	to	0.25%	347,886	27.10	to	26.22	9,214,541	1.10%	0.75%	to	0.49%
NVIT International Equity Fund - Class I (GIG)
2017	0.00%	to	0.25%	945,696	20.65	to	19.78	19,235,070	1.80%	27.45%	to	27.13%
2016	0.00%	to	0.25%	1,036,347	16.20	to	15.55	16,611,416	2.14%	0.87%	to	0.62%
2015	0.00%	to	0.25%	1,135,892	16.06	to	15.46	18,048,434	0.54%	-3.06%	to	-3.30%
2014	0.00%	to	0.25%	960,722	16.57	to	15.99	15,746,265	3.56%	-0.45%	to	-0.70%
2013	0.00%	to	0.25%	796,673	16.64	to	16.10	13,055,210	0.54%	17.83%	to	17.54%
Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class II (NVIE6)
2017			0.00%	19,184			12.07	231,546	1.53%			27.07%
2016			0.00%	19,769			9.50	187,771	1.93%			0.63%
2015			0.00%	20,759			9.44	195,933	0.25%			-3.22%
2014			0.00%	25,389			9.75	247,606	3.79%			-0.72%
2013			0.00%	27,530			9.82	270,431	0.53%			17.56%
Neuberger Berman NVIT Multi Cap Opportunities Fund - Class I (NVNMO1)
2017			0.00%	885,441			20.37	18,039,591	0.52%			24.85%
2016			0.00%	970,413			16.32	15,835,198	0.80%			13.60%
2015			0.00%	1,043,310			14.36	14,986,341	0.77%			-1.08%
2014			0.00%	1,156,523			14.52	16,793,852	0.89%			6.60%
2013			0.00%	1,264,376			13.62	17,223,307	1.05%			43.82%
Neuberger Berman NVIT Socially Responsible Fund - Class I (NVNSR1)
2017			0.00%	10,377			21.66	224,801	0.54%			18.62%
2016			0.00%	13,923			18.26	254,278	0.79%			10.11%
2015			0.00%	16,728			16.59	277,452	0.77%			-0.32%
2014			0.00%	20,963			16.64	348,823	0.40%			10.60%
2013			0.00%	63,496			15.04	955,287	1.00%			38.77%
NVIT Cardinal Aggressive Fund - Class I (NVCRA1)
2017	0.00%	to	0.25%	256,531	18.03	to	27.53	4,685,958	1.35%	19.99%	to	19.69%
2016	0.00%	to	0.25%	257,360	15.02	to	23.00	3,902,437	2.47%	8.33%	to	8.06%
2015	0.00%	to	0.25%	257,344	13.87	to	21.28	3,598,068	2.63%	-1.58%	to	-1.82%
2014	0.00%	to	0.25%	294,102	14.09	to	21.68	4,162,181	2.30%	4.48%	to	4.21%
2013	0.00%	to	0.25%	261,976	13.49	to	20.80	3,541,688	1.43%	29.65%	to	29.32%
NVIT Cardinal Balanced Fund - Class I (NVCRB1)
2017	0.00%	to	0.25%	1,908,299	16.43	to	19.77	36,270,215	0.60%	12.01%	to	11.73%
2016	0.00%	to	0.25%	10,166,375	14.67	to	17.70	179,948,748	2.76%	6.28%	to	6.02%
2015	0.00%	to	0.25%	10,232,948	13.80	to	16.69	170,635,089	2.73%	-1.05%	to	-1.30%
2014	0.00%	to	0.25%	10,224,638	13.95	to	16.91	172,735,321	2.41%	4.46%	to	4.20%
2013	0.00%	to	0.10%	10,209,139	13.35	to	16.34	165,624,736	1.74%	14.72%	to	14.60%
NVIT Cardinal Capital Appreciation Fund - Class I (NVCCA1)
2017	0.00%	to	0.25%	352,112	17.46	to	23.31	6,176,724	1.63%	16.01%	to	15.72%
2016	0.00%	to	0.25%	414,927	15.05	to	20.14	6,261,130	2.87%	7.32%	to	7.05%
2015	0.00%	to	0.25%	413,648	14.02	to	18.81	5,863,151	2.92%	-1.15%	to	-1.39%
2014	0.00%	to	0.25%	502,308	14.18	to	19.08	7,154,710	2.52%	4.70%	to	4.44%
2013	0.00%	to	0.25%	505,936	13.55	to	18.27	6,867,707	1.76%	21.44%	to	21.14%

	Policy Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
NVIT Cardinal Conservative Fund - Class I (NVCCN1)
2017	0.00%	to	0.25%	259,595	14.53	to	15.17	3,788,844	2.12%	6.35%	to	6.09%
2016	0.00%	to	0.25%	290,101	13.66	to	14.30	3,980,590	2.61%	4.81%	to	4.55%
2015	0.00%	to	0.25%	315,786	13.03	to	13.68	4,132,995	1.93%	-0.65%	to	-0.90%
2014	0.00%	to	0.25%	418,416	13.12	to	13.80	5,500,415	2.33%	3.42%	to	3.16%
2013	0.00%	to	0.25%	357,466	12.69	to	13.38	4,544,807	1.92%	5.03%	to	4.77%
NVIT Cardinal Moderate Fund - Class I (NVCMD1)
2017	0.00%	to	0.25%	380,324	16.98	to	21.51	6,483,856	1.79%	14.05%	to	13.77%
2016	0.00%	to	0.25%	463,170	14.89	to	18.91	6,922,714	2.75%	6.82%	to	6.55%
2015	0.00%	to	0.25%	490,108	13.94	to	17.74	6,859,396	2.86%	-0.98%	to	-1.22%
2014	0.00%	to	0.25%	527,052	14.07	to	17.96	7,424,847	2.58%	4.66%	to	4.40%
2013	0.00%	to	0.25%	465,232	13.45	to	17.21	6,256,218	1.68%	17.98%	to	17.68%
NVIT Cardinal Moderately Aggressive Fund - Class I (NVCMA1)
2017	0.00%	to	0.25%	445,041	17.71	to	24.97	8,032,341	1.63%	18.16%	to	17.86%
2016	0.00%	to	0.25%	448,324	14.99	to	21.19	6,816,853	2.72%	7.69%	to	7.42%
2015	0.00%	to	0.25%	465,467	13.92	to	19.72	6,554,672	3.14%	-1.43%	to	-1.67%
2014	0.00%	to	0.25%	500,786	14.12	to	20.06	7,122,373	2.54%	4.66%	to	4.40%
2013	0.00%	to	0.25%	539,732	13.49	to	19.21	7,290,898	1.65%	24.35%	to	24.04%
NVIT Cardinal Moderately Conservative Fund - Class I (NVCMC1)
2017	0.00%	to	0.25%	266,273	15.87	to	18.19	4,259,683	1.89%	10.08%	to	9.80%
2016	0.00%	to	0.25%	300,175	14.41	to	16.56	4,358,449	2.66%	5.99%	to	5.73%
2015	0.00%	to	0.25%	356,776	13.60	to	15.66	4,919,377	2.82%	-0.88%	to	-1.13%
2014	0.00%	to	0.25%	274,907	13.72	to	15.84	3,837,479	2.59%	4.17%	to	3.91%
2013	0.00%	to	0.25%	234,164	13.17	to	15.25	3,134,027	2.10%	11.33%	to	11.05%
NVIT Core Bond Fund - Class I (NVCBD1)
2017			0.00%	126,280			14.97	1,890,127	3.21%			4.40%
2016			0.00%	115,114			14.34	1,650,436	3.79%			5.35%
2015			0.00%	71,807			13.61	977,281	2.55%			-0.72%
2014			0.00%	72,271			13.71	990,731	3.25%			5.06%
2013			0.00%	65,876			13.05	859,611	2.38%			-1.91%
NVIT Core Plus Bond Fund - Class I (NVLCP1)
2017			0.00%	122,014			15.92	1,942,992	2.32%			3.94%
2016			0.00%	145,090			15.32	2,222,841	2.98%			3.70%
2015			0.00%	163,170			14.77	2,410,668	1.87%			-0.32%
2014			0.00%	165,785			14.82	2,457,106	2.41%			5.09%
2013			0.00%	68,382			14.10	964,406	2.14%			-1.77%
NVIT Nationwide Fund - Class I (TRF)
2017	0.00%	to	0.25%	5,166,790	31.84	to	24.84	141,543,651	0.98%	20.52%	to	20.22%
2016	0.00%	to	0.25%	5,801,396	26.42	to	20.66	131,664,747	1.45%	11.39%	to	11.11%
2015	0.00%	to	0.25%	6,001,037	23.72	to	18.59	122,867,582	1.25%	0.94%	to	0.68%
2014	0.00%	to	0.25%	5,535,091	23.50	to	18.47	113,397,553	1.18%	12.15%	to	11.87%
2013	0.00%	to	0.25%	5,235,424	20.95	to	16.51	96,357,207	1.36%	31.10%	to	30.77%
NVIT Government Bond Fund - Class I (GBF)
2017	0.00%	to	0.25%	2,620,662	22.66	to	18.48	52,579,295	2.14%	2.08%	to	1.83%
2016	0.00%	to	0.25%	2,681,148	22.20	to	18.15	53,132,962	1.93%	0.74%	to	0.49%
2015	0.00%	to	0.25%	2,796,778	22.03	to	18.06	55,120,112	1.66%	-0.11%	to	-0.36%
2014	0.00%	to	0.25%	3,237,960	22.06	to	18.13	63,730,810	1.84%	4.57%	to	4.31%
2013	0.00%	to	0.25%	4,678,416	21.09	to	17.38	88,111,568	1.58%	-4.06%	to	-4.29%
NVIT International Index Fund - Class II (GVIX2)
2017			0.00%	232,560			11.62	2,701,863	2.67%			24.56%
2016	0.00%	to	0.25%	247,534	9.33	to	9.10	2,308,841	2.46%	0.75%	to	0.50%
2015	0.00%	to	0.25%	361,122	9.26	to	9.06	3,319,649	2.05%	-1.26%	to	-1.50%
2014	0.00%	to	0.25%	368,560	9.38	to	9.20	3,430,319	2.77%	-6.12%	to	-6.36%
2013	0.00%	to	0.25%	1,031,670	9.99	to	9.82	10,179,629	3.02%	21.36%	to	21.06%

	Policy Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
NVIT Investor Destinations Aggressive Fund - Class II (GVIDA)
2017	0.00%	to	0.25%	1,324,607	29.44	to	28.29	38,390,868	1.77%	18.43%	to	18.13%
2016	0.00%	to	0.25%	940,743	24.86	to	23.95	23,255,440	1.68%	9.47%	to	9.19%
2015	0.00%	to	0.25%	969,751	22.71	to	21.93	21,912,397	1.39%	-1.00%	to	-1.25%
2014	0.00%	to	0.25%	1,073,873	22.94	to	22.21	24,498,323	1.57%	4.99%	to	4.72%
2013	0.00%	to	0.25%	1,274,214	21.85	to	21.21	27,694,970	1.70%	27.25%	to	26.93%
NVIT Investor Destinations Balanced Fund - Class II (NVDBL2)
2017			0.00%	88,042			19.73	1,737,360	1.86%			11.13%
2016			0.00%	89,591			17.76	1,590,862	1.94%			6.30%
2015			0.00%	90,670			16.70	1,514,570	1.45%			-0.17%
2014			0.00%	117,578			16.73	1,967,463	1.72%			4.59%
2013			0.00%	109,004			16.00	1,744,025	1.76%			13.42%
NVIT Investor Destinations Capital Appreciation Fund - Class II (NVDCA2)
2017			0.00%	34,138			23.52	802,848	1.66%			14.81%
2016			0.00%	37,033			20.48	758,600	1.87%			7.74%
2015			0.00%	38,096			19.01	724,321	1.65%			-0.53%
2014			0.00%	34,838			19.11	665,918	2.15%			5.21%
2013			0.00%	16,580			18.17	301,222	1.53%			19.49%
NVIT Investor Destinations Conservative Fund - Class II (GVIDC)
2017	0.00%	to	0.25%	734,293	18.55	to	17.82	13,438,074	2.07%	5.68%	to	5.42%
2016	0.00%	to	0.25%	799,851	17.55	to	16.91	13,812,389	2.24%	4.26%	to	4.00%
2015	0.00%	to	0.25%	616,603	16.83	to	16.26	10,263,238	1.78%	0.26%	to	0.01%
2014	0.00%	to	0.25%	658,975	16.79	to	16.25	10,974,987	1.88%	3.89%	to	3.63%
2013	0.00%	to	0.25%	675,196	16.16	to	15.69	10,837,100	1.63%	4.83%	to	4.57%
NVIT Investor Destinations Moderate Fund - Class II (GVIDM)
2017	0.00%	to	0.25%	2,859,045	24.77	to	23.80	70,381,426	1.81%	12.93%	to	12.65%
2016	0.00%	to	0.25%	2,881,380	21.94	to	21.13	62,909,448	1.83%	7.14%	to	6.88%
2015	0.00%	to	0.25%	3,138,153	20.47	to	19.77	63,960,082	1.61%	-0.33%	to	-0.58%
2014	0.00%	to	0.25%	3,422,115	20.54	to	19.89	70,012,770	1.67%	5.18%	to	4.92%
2013	0.00%	to	0.25%	3,736,779	19.53	to	18.96	72,702,876	1.61%	16.63%	to	16.34%
NVIT Investor Destinations Moderately Aggressive Fund - Class II (GVDMA)
2017	0.00%	to	0.25%	3,649,477	27.78	to	26.70	100,601,959	1.65%	16.68%	to	16.39%
2016	0.00%	to	0.25%	3,657,818	23.81	to	22.94	86,550,055	1.78%	8.48%	to	8.21%
2015	0.00%	to	0.25%	3,783,159	21.95	to	21.20	82,593,425	1.49%	-0.73%	to	-0.98%
2014	0.00%	to	0.25%	3,927,295	22.11	to	21.41	86,486,411	1.74%	4.96%	to	4.69%
2013	0.00%	to	0.25%	3,786,951	21.07	to	20.45	79,655,146	1.62%	22.38%	to	22.07%
NVIT Investor Destinations Moderately Conservative Fund - Class II (GVDMC)
2017	0.00%	to	0.25%	807,105	21.91	to	21.06	17,560,149	1.86%	9.21%	to	8.94%
2016	0.00%	to	0.25%	847,141	20.07	to	19.33	16,894,695	2.02%	5.70%	to	5.44%
2015	0.00%	to	0.25%	822,967	18.98	to	18.33	15,576,328	1.68%	-0.03%	to	-0.28%
2014	0.00%	to	0.25%	883,442	18.99	to	18.38	16,724,811	1.83%	4.74%	to	4.48%
2013	0.00%	to	0.25%	929,870	18.13	to	17.60	16,808,751	1.67%	10.49%	to	10.22%
NVIT Mid Cap Index Fund - Class I (MCIF)
2017	0.00%	to	0.25%	2,365,493	66.10	to	44.05	120,817,110	1.08%	15.78%	to	15.49%
2016	0.00%	to	0.25%	2,420,022	57.09	to	38.14	107,613,758	1.29%	20.29%	to	19.99%
2015	0.00%	to	0.25%	2,307,024	47.46	to	31.79	86,562,644	1.19%	-2.53%	to	-2.78%
2014	0.00%	to	0.25%	2,088,515	48.69	to	32.69	80,705,813	1.08%	9.42%	to	9.15%
2013	0.00%	to	0.25%	2,137,602	44.50	to	29.95	75,996,983	1.15%	33.05%	to	32.72%
NVIT Money Market Fund - Class I (SAM)
2017	0.00%	to	0.25%	2,720,878	14.35	to	11.81	39,022,347	0.42%	0.42%	to	0.17%
2016	0.00%	to	0.25%	3,214,145	14.29	to	11.79	45,893,151	0.01%	0.01%	to	-0.24%
2015	0.00%	to	0.25%	3,306,864	14.29	to	11.82	47,207,095	0.00%	0.00%	to	-0.25%
2014	0.00%	to	0.25%	4,000,593	14.29	to	11.85	56,025,296	0.00%	0.00%	to	-0.25%
2013	0.00%	to	0.25%	4,607,576	14.29	to	11.88	64,524,668	0.00%	0.00%	to	-0.25%
NVIT Money Market Fund - Class V (SAM5)
2017	0.00%	to	0.25%	15,049,008	11.79	to	11.35	172,496,303	0.47%	0.47%	to	0.22%
2016	0.00%	to	0.25%	13,128,527	11.73	to	11.33	149,888,173	0.03%	0.03%	to	-0.22%
2015	0.00%	to	0.25%	14,808,532	11.73	to	11.35	169,295,370	0.00%	0.00%	to	-0.25%
2014	0.00%	to	0.25%	14,550,861	11.73	to	11.38	166,552,415	0.00%	0.00%	to	-0.25%
2013	0.00%	to	0.25%	19,129,974	11.73	to	11.41	219,396,554	0.00%	0.00%	to	-0.25%

	Policy Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
NVIT Multi-Manager International Growth Fund - Class I (NVMIG1)
2017			0.00%	1,364,483			12.00	16,373,011	1.23%			25.77%
2016			0.00%	1,476,548			9.54	14,087,207	1.44%			-2.12%
2015			0.00%	1,587,910			9.75	15,478,083	0.72%			-0.49%
2014			0.00%	1,641,194			9.80	16,076,383	1.06%			-2.04%	****
NVIT Multi-Manager International Value Fund - Class I (GVDIVI)
2017			0.00%	255,790			23.29	5,956,358	2.77%			22.92%
2016			0.00%	247,269			18.94	4,684,146	3.07%			5.23%
2015			0.00%	258,691			18.00	4,657,160	1.19%			-5.12%
2014			0.00%	281,697			18.97	5,344,914	2.81%			-9.46%
2013			0.00%	32,529			20.96	681,722	2.34%			21.41%
NVIT Multi-Manager Large Cap Growth Fund - Class I (NVMLG1)
2017	0.00%	to	0.25%	624,433	22.07	to	21.55	13,741,353	0.35%	30.20%	to	29.88%
2016	0.00%	to	0.25%	702,223	16.95	to	16.59	11,876,806	0.89%	2.19%	to	1.94%
2015	0.00%	to	0.25%	699,376	16.59	to	16.27	11,590,235	0.47%	3.43%	to	3.18%
2014	0.00%	to	0.25%	744,288	16.04	to	15.77	11,927,494	0.49%	10.44%	to	10.16%
2013	0.00%	to	0.25%	817,723	14.52	to	14.32	11,866,467	0.75%	34.74%	to	34.40%
NVIT Multi-Manager Large Cap Value Fund - Class I (NVMLV1)
2017	0.00%	to	0.25%	960,033	19.65	to	22.11	20,435,141	1.51%	14.54%	to	14.25%
2016	0.00%	to	0.25%	990,502	17.16	to	19.35	18,396,747	1.87%	16.35%	to	16.06%
2015	0.00%	to	0.25%	1,027,161	14.75	to	16.67	16,442,051	2.27%	-3.15%	to	-3.39%
2014	0.00%	to	0.25%	509,471	15.23	to	17.26	7,832,611	1.26%	10.52%	to	10.24%
2013	0.00%	to	0.25%	537,399	13.78	to	15.66	7,467,794	1.34%	35.44%	to	35.10%
NVIT Multi-Manager Mid Cap Growth Fund - Class I (NVMMG1)
2017	0.00%	to	0.25%	1,786,642	21.86	to	21.34	39,018,652	0.00%	27.74%	to	27.42%
2016	0.00%	to	0.25%	2,572,757	17.11	to	16.75	43,899,908	0.00%	6.47%	to	6.20%
2015	0.00%	to	0.25%	2,738,949	16.07	to	15.77	43,932,455	0.00%	-0.18%	to	-0.43%
2014	0.00%	to	0.25%	2,156,480	16.10	to	15.84	34,718,009	0.00%	4.04%	to	3.78%
2013	0.00%	to	0.25%	2,367,293	15.48	to	15.26	36,643,379	0.00%	38.94%	to	38.60%
NVIT Multi-Manager Mid Cap Value Fund - Class I (NVMMV1)
2017	0.00%	to	0.25%	321,257	25.13	to	24.53	8,020,943	1.93%	13.95%	to	13.66%
2016	0.00%	to	0.25%	60,062	22.05	to	21.58	1,306,453	1.61%	17.72%	to	17.43%
2015	0.00%	to	0.25%	57,439	18.73	to	18.38	1,063,100	1.44%	-2.75%	to	-2.99%
2014	0.00%	to	0.25%	48,124	19.26	to	18.95	915,950	3.76%	17.15%	to	16.86%
2013	0.20%	to	0.25%	8,378	16.26	to	16.21	136,063	1.92%	35.58%	to	35.51%
NVIT Multi-Manager Mid Cap Value Fund - Class II (NVMMV2)
2017			0.00%	595,604			24.74	14,736,438	1.10%			13.84%
2016			0.00%	655,772			21.73	14,252,796	1.41%			17.59%
2015			0.00%	682,469			18.48	12,613,881	1.13%			-2.89%
2014			0.00%	798,637			19.03	15,199,545	1.43%			17.02%
2013			0.00%	801,822			16.26	13,040,702	1.19%			35.68%
NVIT Multi-Manager Small Cap Growth Fund - Class I (SCGF)
2017	0.00%	to	0.25%	634,458	37.22	to	35.52	23,303,149	0.00%	24.92%	to	24.61%
2016	0.00%	to	0.25%	614,860	29.79	to	28.50	18,116,126	0.00%	8.30%	to	8.04%
2015	0.00%	to	0.25%	624,974	27.51	to	26.38	17,035,327	0.00%	0.76%	to	0.50%
2014	0.00%	to	0.25%	552,233	27.30	to	26.25	14,983,770	0.00%	2.81%	to	2.55%
2013	0.00%	to	0.25%	578,414	26.55	to	25.60	15,276,324	0.00%	44.29%	to	43.93%
NVIT Multi-Manager Small Cap Value Fund - Class I (SCVF)
2017	0.00%	to	0.25%	717,085	64.11	to	47.93	44,148,210	0.51%	9.06%	to	8.79%
2016	0.00%	to	0.25%	778,121	58.78	to	44.06	43,757,132	0.64%	25.93%	to	25.62%
2015	0.00%	to	0.25%	862,131	46.68	to	35.07	38,537,015	0.75%	-6.02%	to	-6.26%
2014	0.00%	to	0.25%	839,625	49.67	to	37.42	39,613,189	0.52%	7.02%	to	6.75%
2013	0.00%	to	0.25%	982,222	46.41	to	35.05	42,786,445	0.83%	40.40%	to	40.05%

	Policy Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
NVIT Multi-Manager Small Company Fund - Class I (SCF)
2017	0.00%	to	0.25%	970,377	58.43	to	38.57	48,099,161	0.00%	13.49%	to	13.20%
2016	0.00%	to	0.25%	1,059,980	51.49	to	34.07	46,370,729	0.33%	22.83%	to	22.53%
2015	0.00%	to	0.25%	1,156,133	41.92	to	27.81	41,158,133	0.37%	-1.63%	to	-1.88%
2014	0.00%	to	0.25%	1,262,236	42.61	to	28.34	45,885,752	0.16%	0.82%	to	0.56%
2013	0.00%	to	0.25%	1,549,110	42.27	to	28.18	54,890,033	0.13%	40.91%	to	40.55%
NVIT Multi-Sector Bond Fund - Class I (MSBF)
2017	0.00%	to	0.25%	481,385	25.57	to	23.01	12,023,718	4.65%	6.33%	to	6.07%
2016	0.00%	to	0.25%	505,737	24.04	to	21.70	11,910,627	3.30%	8.65%	to	8.38%
2015	0.00%	to	0.25%	494,615	22.13	to	20.02	10,732,453	2.08%	-2.89%	to	-3.13%
2014	0.00%	to	0.25%	514,344	22.79	to	20.67	11,552,062	3.14%	3.88%	to	3.62%
2013	0.00%	to	0.25%	538,896	21.94	to	19.94	11,694,812	3.31%	-1.12%	to	-1.37%
NVIT Short Term Bond Fund - Class I (NVSTB1)
2017	0.00%	to	0.25%	3,643,728	12.26	to	11.97	44,065,574	2.28%	1.95%	to	1.70%
2016	0.00%	to	0.25%	2,715,651	12.03	to	11.77	32,219,057	2.63%	2.75%	to	2.49%
2015	0.00%	to	0.25%	1,302,410	11.71	to	11.48	14,970,825	1.59%	-0.08%	to	-0.33%
2014	0.10%	to	0.25%	2,190,544	11.64	to	11.52	25,333,573	0.90%	0.67%	to	0.52%
2013	0.00%	to	0.25%	3,094,731	11.63	to	11.46	35,644,261	1.51%	0.33%	to	0.08%
NVIT Short Term Bond Fund - Class II (NVSTB2)
2017			0.00%	135,228			11.94	1,614,564	1.87%			1.58%
2016			0.00%	103,139			11.75	1,212,293	1.48%			2.49%
2015			0.00%	136,028			11.47	1,560,000	1.72%			-0.34%
2014			0.00%	164,622			11.51	1,894,382	0.97%			0.49%
2013			0.00%	163,595			11.45	1,873,312	0.98%			0.11%
NVIT Large Cap Growth Fund - Class I (NVOLG1)
2017	0.00%	to	0.25%	4,775,384	34.00	to	13.17	160,027,861	0.48%	27.31%	to	26.99%
2016	0.00%	to	0.25%	5,059,454	26.71	to	10.37	135,005,393	0.76%	3.63%	to	3.68%	****
2015			0.00%	4,934,844			25.77	127,175,154	0.63%			5.09%
2014			0.00%	5,400,878			24.52	132,440,260	0.71%			8.80%
2013			0.00%	5,982,076			22.54	134,827,822	0.79%			36.70%
Templeton NVIT International Value Fund - Class III (NVTIV3)
2017			0.00%	60,833			19.09	1,161,395	2.42%			22.72%
2016			0.00%	36,585			15.56	569,167	2.03%			1.12%
2015			0.00%	45,612			15.39	701,775	2.37%			-3.90%
2014			0.00%	28,263			16.01	452,505	3.75%			-8.15%
2013			0.00%	29,863			17.43	520,525	1.87%			20.09%
Invesco NVIT Comstock Value Fund - Class I (EIF)
2017	0.00%	to	0.25%	422,158	30.64	to	24.65	12,592,208	3.11%	18.00%	to	17.70%
2016	0.00%	to	0.25%	449,740	25.97	to	20.94	11,423,040	2.70%	17.89%	to	17.59%
2015	0.00%	to	0.25%	491,781	22.03	to	17.81	10,598,730	1.56%	-6.30%	to	-6.53%
2014	0.00%	to	0.25%	536,954	23.51	to	19.05	12,375,894	1.76%	9.17%	to	8.90%
2013	0.00%	to	0.25%	554,935	21.53	to	17.50	11,774,305	0.00%	35.64%	to	35.30%
NVIT Real Estate Fund - Class I (NVRE1)
2017	0.00%	to	0.25%	1,662,999	17.04	to	33.46	32,188,831	2.18%	6.50%	to	6.23%
2016	0.00%	to	0.25%	1,769,718	16.00	to	31.50	32,029,409	2.01%	7.35%	to	7.08%
2015	0.00%	to	0.25%	1,934,105	14.91	to	29.42	32,169,726	2.62%	-5.36%	to	-5.59%
2014	0.00%	to	0.25%	2,232,004	15.75	to	31.16	39,249,857	3.00%	28.88%	to	28.56%
2013	0.00%	to	0.25%	2,274,473	12.22	to	24.24	30,746,745	1.49%	3.05%	to	2.79%
Loring Ward NVIT Capital Appreciation Fund - Class P (NVLCAP)
2017			0.00%	9,339			15.09	140,934	2.51%			17.98%
2016			0.00%	3,202			12.79	40,958	1.68%			11.54%
2015			0.00%	2,467			11.47	28,291	2.43%			-3.00%
2014			0.00%	2,183			11.82	25,809	2.05%			3.34%
2013			0.00%	140			11.44	1,602	5.98%			14.41%	****
Loring Ward NVIT Moderate Fund - Class P (NVLMP)
2017			0.00%	2,537			14.03	35,583	2.63%			14.00%
2016			0.00%	619			12.30	7,616	1.45%			8.96%
2015			0.00%	530			11.29	5,984	5.79%			-1.70%
2014			0.00%	191			11.49	2,194	1.50%			2.09%

	Policy Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
NVIT Small Cap Index Fund Class II (NVSIX2)
2017			0.00%	55,447			17.40	964,941	0.89%			14.18%
2016			0.00%	60,309			15.24	919,207	1.37%			20.87%
2015			0.00%	23,027			12.61	290,369	1.27%			-4.88%
2014			0.00%	18,330			13.26	243,002	1.19%			4.55%
2013			0.00%	5,103			12.68	64,706	1.58%			26.80%	****
NVIT S&P 500 Index Fund Class I (GVEX1)
2017			0.00%	349,606			18.42	6,439,645	1.82%			21.53%
2016			0.00%	333,583			15.16	5,056,016	2.31%			11.66%
2015			0.00%	239,681			13.57	3,253,294	2.43%			1.16%
2014			0.00%	121,451			13.42	1,629,554	3.36%			13.36%
2013			0.00%	42,973			11.84	508,626	2.83%			18.36%	****
Short Duration Bond Portfolio - I Class Shares (AMTB)
2017			0.00%	228,876			12.65	2,895,650	1.31%			0.89%
2016			0.00%	315,280			12.54	3,953,563	1.14%			1.22%
2015			0.00%	300,528			12.39	3,723,185	1.46%			0.18%
2014			0.00%	303,453			12.37	3,752,525	1.76%			0.61%
2013			0.00%	290,095			12.29	3,565,590	2.16%			0.62%
Guardian Portfolio - I Class Shares (AMGP)
2017	0.00%	to	0.25%	15,862	46.41	to	29.98	475,550	0.24%	25.41%	to	25.10%
2016	0.00%	to	0.25%	28,238	37.00	to	23.96	676,706	0.58%	8.73%	to	8.46%
2015	0.00%	to	0.25%	25,306	34.03	to	22.09	559,119	0.81%	-4.97%	to	-5.21%
2014	0.00%	to	0.25%	43,652	35.81	to	23.31	1,074,537	0.42%	9.03%	to	8.76%
2013	0.00%	to	0.25%	51,556	32.84	to	21.43	1,174,843	0.89%	38.81%	to	38.47%
Mid-Cap Growth Portfolio - I Class Shares (AMCG)
2017	0.00%	to	0.25%	79,235	51.64	to	26.64	2,111,578	0.00%	25.29%	to	24.98%
2016	0.00%	to	0.25%	88,094	41.22	to	21.32	1,878,424	0.00%	4.40%	to	4.14%
2015	0.00%	to	0.25%	105,561	39.48	to	20.47	2,161,389	0.00%	1.28%	to	1.02%
2014	0.00%	to	0.25%	133,206	38.99	to	20.26	2,873,717	0.00%	7.58%	to	7.31%
2013	0.00%	to	0.25%	147,342	36.24	to	18.88	2,936,405	0.00%	32.61%	to	32.28%
Mid-Cap Growth Portfolio - S Class Shares (AMMCGS)
2017			0.00%	88,306			12.46	1,099,883	0.00%			24.56%
2016			0.00%	102,493			10.00	1,024,861	0.00%			4.16%
2015			0.00%	108,814			9.60	1,044,595	0.00%			-4.00%	****
Advisers Management Trust: Large Cap Value Portfolio - Class I (AMTP)
2017	0.00%	to	0.25%	10,894	31.51	to	28.38	323,069	0.50%	13.36%	to	13.08%
2016	0.00%	to	0.25%	11,692	27.80	to	25.09	313,438	0.89%	27.37%	to	27.05%
2015	0.00%	to	0.25%	10,845	21.82	to	19.75	232,327	0.77%	-11.80%	to	-12.02%
2014	0.00%	to	0.25%	50,604	24.74	to	22.45	1,173,569	0.79%	9.85%	to	9.58%
2013	0.00%	to	0.25%	49,246	22.53	to	20.49	1,043,828	0.91%	31.14%	to	30.81%
Advisers Management Trust: Mid Cap Intrinsic Value Portfolio - Class I (AMRI)
2017	0.00%	to	0.25%	196,232	22.28	to	21.64	4,248,282	0.79%	16.74%	to	16.44%
2016	0.00%	to	0.25%	301,368	19.09	to	18.58	5,601,936	0.67%	16.17%	to	15.88%
2015	0.00%	to	0.25%	307,667	16.43	to	16.04	4,935,285	0.78%	-8.34%	to	-8.57%
2014	0.00%	to	0.25%	307,696	17.92	to	17.54	5,398,169	1.03%	13.84%	to	13.55%
2013	0.00%	to	0.25%	347,690	15.75	to	15.45	5,373,194	1.23%	37.05%	to	36.71%
Socially Responsive Portfolio - I Class Shares (AMSRS)
2017			0.00%	62,085			37.92	2,354,080	0.52%			18.43%
2016			0.00%	63,947			32.02	2,047,381	0.70%			9.86%
2015			0.00%	68,268			29.14	1,989,523	0.51%			-0.46%
2014			0.00%	85,955			29.28	2,516,640	0.35%			10.38%
2013			0.00%	113,615			26.52	3,013,621	0.70%			37.60%
TOPS Managed Risk Balanced ETF Portfolio - Class 3 (NOTB3)
2017			0.00%	3,552			11.90	42,281	1.52%			10.58%
2016			0.00%	3,491			10.76	37,578	1.34%			6.02%
2015			0.00%	3,395			10.15	34,469	1.29%			-4.54%

	Policy Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
TOPS Managed Risk Growth ETF Portfolio - Class 3 (NOTG3)
2017			0.00%	2,874			12.42	35,698	1.59%			17.45%
2016			0.00%	2,939			10.58	31,081	1.58%			5.51%
TOPS Managed Risk Moderate Growth ETF Portfolio - Class 3 (NOTMG3)
2017			0.00%	4,249			12.38	52,590	1.60%			13.83%
2016			0.00%	4,003			10.87	43,524	1.90%			6.14%
2015			0.00%	1,135			10.24	11,626	0.05%			-6.46%
2014			0.00%	10			10.95	110	0.10%			2.75%
2013			0.00%	320			10.66	3,411	0.83%			6.58%	****
Capital Appreciation Fund/VA - Non-Service Shares (OVGR)
2017	0.00%	to	0.25%	512,531	37.98	to	21.44	11,032,892	0.23%	26.83%	to	26.52%
2016	0.00%	to	0.25%	604,021	29.94	to	16.95	10,273,193	0.42%	-2.20%	to	-2.45%
2015	0.00%	to	0.25%	701,016	30.62	to	17.37	12,220,538	0.09%	3.54%	to	3.28%
2014	0.00%	to	0.25%	914,523	29.57	to	16.82	15,918,333	0.46%	15.41%	to	15.12%
2013	0.00%	to	0.25%	1,162,020	25.62	to	14.61	17,494,571	0.96%	29.74%	to	29.42%
Global Securities Fund/VA - Non-Service Shares (OVGS)
2017	0.00%	to	0.25%	2,846,007	31.99	to	30.61	88,981,251	0.94%	36.66%	to	36.32%
2016	0.00%	to	0.25%	3,013,243	23.41	to	22.45	69,044,951	1.05%	0.08%	to	-0.17%
2015	0.00%	to	0.25%	3,251,249	23.39	to	22.49	74,591,145	1.28%	3.94%	to	3.68%
2014	0.00%	to	0.25%	3,457,910	22.50	to	21.69	76,402,764	1.18%	2.29%	to	2.04%
2013	0.00%	to	0.25%	2,717,740	22.00	to	21.26	58,406,310	1.38%	27.31%	to	26.99%
International Growth Fund/VA - Non-Service Shares (OVIG)
2017	0.00%	to	0.25%	1,611,171	13.74	to	13.58	21,945,501	1.45%	26.29%	to	25.98%
2016	0.00%	to	0.25%	1,248,548	10.88	to	10.78	13,484,747	1.14%	-2.12%	to	-2.36%
2015	0.00%	to	0.25%	567,662	11.11	to	11.04	6,271,624	1.20%	3.43%	to	3.17%
2014	0.00%	to	0.25%	290,603	10.74	to	10.70	3,110,183	1.26%	-7.22%	to	-7.45%
2013	0.00%	to	0.25%	51,327	11.58	to	11.56	593,525	0.00%	15.80%	to	15.60%	****
Main Street Fund(R)/VA - Non-Service Shares (OVGI)
2017	0.00%	to	0.25%	1,214,032	31.54	to	26.56	37,021,362	1.26%	16.91%	to	16.62%
2016	0.00%	to	0.25%	1,255,013	26.98	to	22.78	32,835,661	1.10%	11.62%	to	11.34%
2015	0.00%	to	0.25%	1,317,469	24.17	to	20.46	30,977,868	0.93%	3.33%	to	3.07%
2014	0.00%	to	0.25%	1,408,467	23.39	to	19.85	32,046,995	0.83%	10.70%	to	10.43%
2013	0.00%	to	0.25%	1,526,979	21.13	to	17.97	31,396,294	1.10%	31.77%	to	31.44%
Main Street Small- & Mid-Cap Fund(R)/VA - Non-Service Shares (OVSC)
2017	0.00%	to	0.25%	148,226	50.28	to	48.47	7,452,901	0.86%	14.16%	to	13.87%
2016			0.00%	160,970			44.05	7,090,228	0.52%			18.05%
2015			0.00%	177,013			37.31	6,604,590	0.86%			-5.90%
2014			0.00%	181,616			39.65	7,201,116	0.85%			11.93%
2013			0.00%	188,218			35.42	6,667,259	0.96%			41.01%
Discovery Mid Cap Growth Fund/VA - Non-Service Shares (OVAG)
2017	0.00%	to	0.25%	969,936	34.44	to	18.50	29,027,594	0.03%	28.79%	to	28.47%
2016	0.00%	to	0.25%	1,041,368	26.74	to	14.40	24,141,291	0.00%	2.33%	to	2.08%
2015	0.00%	to	0.25%	1,117,680	26.13	to	14.11	25,440,131	0.00%	6.61%	to	6.34%
2014	0.00%	to	0.25%	1,275,602	24.51	to	13.27	26,730,869	0.00%	5.78%	to	5.52%
2013	0.00%	to	0.25%	1,422,801	23.17	to	12.57	28,081,043	0.01%	35.98%	to	35.64%
Global Strategic Income Fund/VA - Non-service Shares (OVSB)
2017			0.00%	1,257,556			15.14	19,042,650	2.28%			6.27%
2016			0.00%	1,230,121			14.25	17,527,847	4.88%			6.53%
2015			0.00%	1,411,021			13.38	18,872,561	5.97%			-2.26%
2014			0.00%	1,555,119			13.68	21,280,889	4.50%			2.84%
2013			0.00%	977,067			13.31	13,001,496	2.82%			-0.13%
All Asset Portfolio - Administrative Class (PMVAAA)
2017	0.00%	to	0.25%	1,251,381	21.56	to	20.83	26,275,407	4.77%	13.54%	to	13.26%
2016	0.00%	to	0.25%	1,190,145	18.99	to	18.39	22,052,007	2.69%	12.93%	to	12.65%
2015	0.00%	to	0.25%	1,268,463	16.81	to	16.33	20,816,920	3.21%	-8.99%	to	-9.21%
2014	0.00%	to	0.25%	1,513,875	18.47	to	17.99	27,369,965	5.30%	0.47%	to	0.22%
2013	0.00%	to	0.25%	1,466,038	18.39	to	17.95	26,438,388	4.71%	0.27%	to	0.02%

	Policy Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
CommodityRealReturn(R) Strategy Portfolio - Administrative Class (PMVRSA)
2017			0.00%	24,328			6.49	157,984	11.82%			2.15%
2016			0.00%	26,588			6.36	169,022	1.17%			15.16%
2015			0.00%	8,994			5.52	49,651	2.61%			-25.70%
2014			0.00%	4,998			7.43	37,137	0.16%			-25.70%	****
Foreign Bond Portfolio (Unhedged) - Administrative Class (PMVFBA)
2017	0.00%	to	0.25%	107,560	13.80	to	13.47	1,463,348	1.60%	10.85%	to	10.57%
2016	0.00%	to	0.25%	108,659	12.45	to	12.18	1,334,432	1.18%	3.01%	to	2.75%
2015	0.00%	to	0.25%	160,948	12.08	to	11.85	1,934,119	1.51%	-7.08%	to	-7.31%
2014	0.00%	to	0.25%	106,364	13.00	to	12.79	1,375,723	2.13%	0.40%	to	0.15%
2013	0.00%	to	0.25%	231,139	12.95	to	12.77	2,986,586	1.83%	-6.47%	to	-6.71%
Long-Term U.S. Government Portfolio - Administrative Class (PMVLGA)
2017	0.00%	to	0.25%	99,714	16.53	to	16.21	1,623,866	2.17%	8.96%	to	8.69%
2016	0.00%	to	0.25%	87,777	15.17	to	14.92	1,312,706	2.00%	0.68%	to	0.43%
2015	0.00%	to	0.25%	183,456	15.07	to	14.85	2,725,551	2.05%	-1.40%	to	-1.65%
2014	0.20%	to	0.25%	167,933	15.14	to	15.10	2,536,398	2.26%	23.76%	to	23.70%
2013	0.20%	to	0.25%	147,258	12.23	to	12.21	1,798,035	2.48%	-13.12%	to	-13.17%
Low Duration Portfolio - Administrative Class (PMVLDA)
2017	0.00%	to	0.25%	2,337,915	15.82	to	15.22	35,880,442	1.31%	1.35%	to	1.10%
2016	0.00%	to	0.25%	2,612,115	15.60	to	15.05	39,611,897	1.49%	1.41%	to	1.15%
2015	0.00%	to	0.25%	3,359,878	15.39	to	14.88	50,361,877	3.20%	0.31%	to	0.06%
2014	0.00%	to	0.25%	4,315,631	15.34	to	14.87	64,586,899	1.13%	0.85%	to	0.60%
2013	0.00%	to	0.25%	4,244,504	15.21	to	14.79	63,117,103	1.42%	-0.13%	to	-0.38%
Real Return Portfolio - Administrative Class (PMVRRA)
2017	0.00%	to	0.25%	2,621,163	20.07	to	19.31	50,833,643	2.37%	3.66%	to	3.40%
2016	0.00%	to	0.25%	2,947,950	19.36	to	18.67	55,376,645	2.28%	5.19%	to	4.92%
2015	0.00%	to	0.25%	3,850,039	18.40	to	17.80	68,846,366	3.66%	-2.70%	to	-2.95%
2014	0.00%	to	0.25%	5,207,734	18.91	to	18.34	96,011,944	1.42%	3.09%	to	2.83%
2013	0.00%	to	0.25%	5,409,910	18.35	to	17.83	96,923,936	1.64%	-9.22%	to	-9.44%
Total Return Portfolio - Administrative Class (PMVTRA)
2017	0.00%	to	0.25%	3,625,131	21.37	to	20.57	75,462,939	2.03%	4.92%	to	4.66%
2016	0.00%	to	0.25%	3,991,985	20.37	to	19.65	79,322,917	2.08%	2.69%	to	2.43%
2015	0.00%	to	0.25%	4,440,358	19.84	to	19.19	85,963,454	4.31%	0.44%	to	0.18%
2014	0.00%	to	0.25%	8,771,801	19.75	to	19.15	168,922,532	1.89%	4.27%	to	4.01%
2013	0.00%	to	0.25%	22,671,205	18.94	to	18.41	421,168,048	2.20%	-1.96%	to	-2.20%
Global Bond Portfolio (Unhedged) - Administrative Class (PMVGBA)
2017	0.20%	to	0.25%	29,861			10.48	312,923	2.87%			4.78%	****
Foreign Bond Portfolio (U.S. Dollar-Hedged) - Administrative Class (PMVFHA)
2017	0.20%	to	0.25%	1,364			10.18	13,882	4.07%			1.76%	****
Mid Cap Value - Institutional Shares (GVMCE)
2017	0.20%	to	0.25%	332,513	42.09	to	41.77	13,897,514	0.56%	10.85%	to	10.79%
2016	0.20%	to	0.25%	646,194	37.97	to	37.70	24,384,347	0.95%	13.30%	to	13.25%
2015	0.20%	to	0.25%	1,165,986	33.51	to	33.29	38,868,918	0.34%	-9.42%	to	-9.47%
2014	0.10%	to	0.25%	1,722,307	37.46	to	36.77	63,498,186	1.01%	13.46%	to	13.29%
2013	0.10%	to	0.25%	1,889,614	33.01	to	32.46	61,475,627	0.90%	32.76%	to	32.56%
Goldman Sachs Structured Small Cap Equity Fund (GVCSE)
2017	0.00%	to	0.25%	32,500	17.95	to	17.75	581,670	0.47%	11.57%	to	11.29%
2016	0.00%	to	0.25%	35,339	16.09	to	15.95	567,983	0.78%	23.20%	to	22.89%
2015	0.00%	to	0.25%	4,569	13.06	to	12.98	59,353	0.39%	-2.13%	to	-2.37%
2014	0.00%	to	0.25%	2,986	13.35	to	13.29	39,722	0.96%	6.93%	to	6.66%
VIT Growth Opportunities Fund - Service Shares (GVGOPS)
2017	0.00%	to	0.25%	102,495	18.87	to	18.56	1,906,588	0.00%	26.92%	to	26.60%
2016	0.00%	to	0.25%	85,501	14.87	to	14.66	1,254,544	0.00%	1.42%	to	1.17%
2015	0.00%	to	0.25%	98,136	14.66	to	14.49	1,422,670	0.00%	-5.20%	to	-5.44%
2014	0.00%	to	0.25%	82,502	15.46	to	15.32	1,264,559	0.00%	11.10%	to	10.82%
2013	0.00%	to	0.25%	44,812	13.92	to	13.83	619,638	0.00%	32.20%	to	31.87%

	Policy Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Goldman Sachs Global Markets Navigator Fund - Service Shares (GVGMNS)
2017			0.00%	2,321			13.53	31,406	0.37%			13.11%
2016			0.00%	1,580			11.96	18,901	0.21%			4.34%
2015			0.00%	2,301			11.47	26,382	0.07%			-5.82%
2014			0.00%	3,054			12.17	37,178	0.03%			3.95%
2013			0.00%	3,565			11.71	41,751	0.10%			13.57%
Baron Growth Opportunities Fund Service Class (BNCAI)
2017	0.00%	to	0.25%	148,839	48.14	to	46.33	6,920,191	0.00%	27.24%	to	26.92%
2016	0.00%	to	0.25%	151,250	37.84	to	36.51	5,538,114	0.42%	5.57%	to	5.31%
2015	0.00%	to	0.25%	219,509	35.84	to	34.67	7,628,457	0.00%	-4.77%	to	-5.01%
2014	0.00%	to	0.25%	281,384	37.64	to	36.49	10,321,115	0.19%	4.85%	to	4.59%
2013	0.00%	to	0.25%	303,601	35.89	to	34.89	10,646,512	0.43%	40.06%	to	39.71%
Pioneer Variable Contracts Trust - Pioneer High Yield VCT Portfolio: Class I (PIHYB1)
2017	0.00%	to	0.25%	123,896	32.13	to	30.92	3,868,606	4.49%	7.26%	to	6.99%
2016	0.00%	to	0.25%	162,466	29.96	to	28.90	4,732,309	4.91%	14.25%	to	13.96%
2015	0.00%	to	0.25%	154,355	26.22	to	25.36	3,941,198	4.78%	-3.94%	to	-4.18%
2014	0.00%	to	0.25%	204,952	27.30	to	26.47	5,470,578	4.72%	0.08%	to	-0.17%
2013	0.00%	to	0.25%	238,255	27.27	to	26.51	6,364,135	5.22%	12.05%	to	11.77%
VT Equity Income Fund: Class IB (PVEIB)
2017			0.00%	87,969			11.36	999,528	0.00%			13.62%	****
VT Growth Opportunities Fund: Class IB (PVGOB)
2017			0.00%	110,820			13.28	1,471,597	0.10%			30.90%
2016			0.00%	114,741			10.14	1,163,974	0.00%			1.44%	****
VT International Equity Fund: Class IB (PVTIGB)
2017			0.00%	39,804			26.54	1,056,240	2.24%			26.58%
2016			0.00%	39,642			20.96	831,053	3.39%			-2.45%
2015			0.00%	45,227			21.49	971,980	1.16%			0.14%
2014			0.00%	51,810			21.46	1,111,894	0.87%			-6.78%
2013			0.00%	49,608			23.02	1,142,034	1.43%			28.07%
VT Small Cap Value Fund: Class IB (PVTSCB)
2017	0.00%	to	0.25%	51,534	19.07	to	18.59	961,350	0.75%	7.87%	to	7.60%
2016	0.00%	to	0.25%	57,699	17.68	to	17.28	998,748	1.18%	27.49%	to	27.18%
2015	0.00%	to	0.25%	61,145	13.87	to	13.58	832,325	0.82%	-4.24%	to	-4.48%
2014	0.00%	to	0.25%	51,730	14.48	to	14.22	736,687	0.32%	3.43%	to	3.18%
2013	0.20%	to	0.25%	720	13.83	to	13.78	9,931	0.78%	39.33%	to	39.26%
Micro-Cap Portfolio - Investment Class (ROCMC)
2017	0.00%	to	0.25%	154,935	34.21	to	32.93	5,124,746	0.61%	5.18%	to	4.92%
2016	0.00%	to	0.25%	199,081	32.53	to	31.38	6,274,296	0.72%	19.71%	to	19.41%
2015	0.00%	to	0.25%	261,835	27.17	to	26.28	6,917,448	0.00%	-12.46%	to	-12.68%
2014	0.00%	to	0.25%	372,394	31.04	to	30.09	11,279,156	0.00%	-3.58%	to	-3.82%
2013	0.00%	to	0.25%	803,412	32.19	to	31.29	25,228,360	0.41%	20.99%	to	20.68%
Variable Fund - Multi-Hedge Strategies (RVARS)
2017			0.00%	20,603			10.99	226,485	0.00%			3.67%
2016			0.00%	50,046			10.60	530,647	0.11%			-0.48%
2015			0.00%	32,120			10.65	342,230	0.72%			1.85%
2014			0.00%	75,501			10.46	789,841	0.00%			4.66%
2013			0.00%	16,822			10.00	168,146	0.00%			-0.04%	****
Equity Income Portfolio - II (TREI2)
2017	0.00%	to	0.25%	776,338	34.58	to	33.28	25,992,814	1.47%	15.73%	to	15.44%
2016	0.00%	to	0.25%	959,441	29.88	to	28.83	27,774,880	1.78%	18.85%	to	18.56%
2015	0.00%	to	0.25%	2,107,227	25.14	to	24.32	51,431,936	1.54%	-7.11%	to	-7.34%
2014	0.00%	to	0.25%	2,807,870	27.07	to	26.24	73,939,912	1.51%	7.10%	to	6.84%
2013	0.00%	to	0.25%	2,898,250	25.27	to	24.57	71,406,961	1.33%	29.41%	to	29.08%
Health Sciences Portfolio - II (TRHS2)
2017	0.00%	to	0.25%	592,826	39.40	to	38.42	23,105,468	0.00%	27.31%	to	26.99%
2016	0.00%	to	0.25%	719,025	30.95	to	30.26	22,036,233	0.00%	-10.72%	to	-10.94%
2015	0.00%	to	0.25%	999,696	34.66	to	33.97	34,363,964	0.00%	12.47%	to	12.19%
2014	0.00%	to	0.25%	1,018,380	30.82	to	30.28	31,136,224	0.00%	31.22%	to	30.90%
2013	0.00%	to	0.25%	898,513	23.48	to	23.13	20,956,747	0.00%	50.51%	to	50.14%

	Policy Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Limited-Term Bond Portfolio (TRLT1)
2017	0.00%	to	0.25%	1,699,172	10.74	to	10.55	17,941,907	1.47%	1.06%	to	0.81%
2016	0.00%	to	0.25%	1,472,159	10.63	to	10.47	15,419,311	1.36%	1.37%	to	1.11%
2015	0.00%	to	0.25%	2,318,939	10.49	to	10.35	24,014,768	1.15%	0.30%	to	0.05%
2014	0.00%	to	0.25%	1,654,482	10.45	to	10.35	17,125,379	1.25%	0.64%	to	0.39%
2013	0.00%	to	0.25%	1,416,096	10.39	to	10.31	14,598,839	1.44%	0.13%	to	-0.12%
Mid-Cap Growth Portfolio - II (TRMCG2)
2017	0.20%	to	0.25%	434,376	62.34	to	61.87	26,892,004	0.00%	24.20%	to	24.13%
2016	0.20%	to	0.25%	458,552	50.20	to	49.84	22,859,346	0.00%	5.82%	to	5.77%
2015	0.20%	to	0.25%	442,133	47.43	to	47.12	20,838,600	0.00%	6.06%	to	6.01%
2014	0.10%	to	0.25%	770,625	45.28	to	44.45	34,378,988	0.00%	12.71%	to	12.54%
2013	0.10%	to	0.25%	767,584	40.17	to	39.50	30,393,507	0.00%	36.26%	to	36.06%
New America Growth Portfolio (TRNAG1)
2017	0.00%	to	0.25%	1,280,669	38.16	to	36.88	47,540,100	0.11%	34.43%	to	34.09%
2016	0.00%	to	0.25%	1,270,514	28.39	to	27.51	35,110,559	0.04%	1.31%	to	1.06%
2015	0.00%	to	0.25%	1,528,987	28.02	to	27.22	41,821,955	0.00%	8.60%	to	8.33%
2014	0.00%	to	0.25%	1,705,856	25.80	to	25.13	43,114,539	0.00%	9.33%	to	9.06%
2013	0.00%	to	0.25%	1,851,100	23.60	to	23.04	42,869,299	0.00%	38.01%	to	37.66%
Personal Strategy Balanced Portfolio (TRPSB1)
2017	0.00%	to	0.25%	258,877	20.42	to	19.86	5,154,799	1.47%	17.41%	to	17.12%
2016	0.00%	to	0.25%	234,318	17.39	to	16.96	3,981,119	1.71%	6.45%	to	6.19%
2015	0.00%	to	0.25%	231,861	16.34	to	15.97	3,704,524	1.73%	-0.05%	to	-0.30%
2014	0.00%	to	0.25%	255,954	16.34	to	16.02	4,113,269	1.68%	5.20%	to	4.94%
2013	0.00%	to	0.25%	250,814	15.54	to	15.26	3,840,044	1.53%	17.93%	to	17.63%
Blue Chip Growth Portfolio (TRBCGP)
2017	0.00%	to	0.25%	2,734,104	23.84	to	23.53	64,558,274	0.00%	36.17%	to	35.83%
2016	0.00%	to	0.25%	2,741,163	17.51	to	17.32	47,617,148	0.00%	0.78%	to	0.53%
2015	0.00%	to	0.25%	2,425,545	17.37	to	17.23	41,876,661	0.00%	11.05%	to	10.77%
2014	0.00%	to	0.25%	1,776,681	15.64	to	15.56	27,676,375	0.00%	9.17%	to	8.89%
2013	0.00%	to	0.25%	578,648	14.33	to	14.29	8,267,392	0.08%	41.15%	to	40.80%
VIP Trust Emerging Markets Fund - Initial Class (VWEM)
2017	0.00%	to	0.25%	256,411	47.89	to	58.36	13,060,213	0.39%	51.03%	to	50.66%
2016	0.00%	to	0.25%	232,376	31.71	to	38.74	7,894,612	0.45%	0.10%	to	-0.15%
2015	0.00%	to	0.25%	238,851	31.68	to	38.79	8,091,073	0.58%	-13.99%	to	-14.21%
2014	0.00%	to	0.25%	336,325	36.83	to	45.22	14,009,036	0.51%	-0.41%	to	-0.66%
2013	0.00%	to	0.25%	354,185	36.98	to	45.52	14,745,182	1.64%	12.02%	to	11.74%
VIP Trust Global Hard Assets Fund - Initial Class (VWHA)
2017	0.00%	to	0.25%	860,088	31.84	to	36.71	30,644,694	0.00%	-1.70%	to	-1.94%
2016	0.00%	to	0.25%	890,301	32.39	to	37.44	32,061,348	0.38%	43.71%	to	43.35%
2015	0.00%	to	0.25%	891,836	22.54	to	26.12	22,688,388	0.03%	-33.45%	to	-33.61%
2014	0.00%	to	0.25%	809,893	33.87	to	39.34	31,040,065	0.10%	-19.10%	to	-19.30%
2013	0.00%	to	0.25%	877,892	41.86	to	48.75	42,783,280	0.72%	10.53%	to	10.26%
Variable Insurance Fund - Balanced Portfolio (VVB)
2017	0.20%	to	0.25%	526,651	20.38	to	20.28	10,724,851	2.25%	14.49%	to	14.43%
2016	0.20%	to	0.25%	525,315	17.80	to	17.72	9,344,611	2.34%	10.79%	to	10.74%
2015	0.20%	to	0.25%	489,833	16.06	to	16.00	7,865,315	2.42%	-0.11%	to	-0.16%
2014	0.20%	to	0.25%	442,815	16.08	to	16.03	7,118,439	2.09%	9.62%	to	9.57%
2013	0.20%	to	0.25%	418,598	14.67	to	14.63	6,138,829	2.15%	19.64%	to	19.59%
Variable Insurance Fund - Capital Growth Portfolio (VVCG)
2017	0.20%	to	0.25%	1,112,691	14.12	to	14.10	15,707,835	1.10%	28.58%	to	28.51%
2016	0.20%	to	0.25%	1,075,747	10.98	to	10.97	11,812,030	1.14%	10.62%	to	10.57%
2015	0.20%	to	0.25%	1,016,660	9.93	to	9.92	10,091,991	0.00%	-0.73%	to	-0.76%	****
Variable Insurance Fund - Diversified Value Portfolio (VVDV)
2017	0.20%	to	0.25%	710,009	18.91	to	18.82	13,419,424	2.87%	12.93%	to	12.87%
2016	0.20%	to	0.25%	823,155	16.75	to	16.67	13,777,631	2.74%	12.74%	to	12.68%
2015	0.20%	to	0.25%	942,963	14.85	to	14.80	14,000,476	2.55%	-2.65%	to	-2.70%
2014	0.20%	to	0.25%	1,075,270	15.26	to	15.21	16,400,241	2.20%	9.61%	to	9.56%
2013	0.20%	to	0.25%	1,192,808	13.92	to	13.88	16,598,693	2.14%	29.14%	to	29.07%

	Policy Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Variable Insurance Fund - International Portfolio (VVI)
2017	0.20%	to	0.25%	797,393	15.58	to	15.50	12,411,972	0.99%	42.39%	to	42.32%
2016	0.20%	to	0.25%	737,202	10.94	to	10.89	8,059,541	1.45%	1.67%	to	1.62%
2015	0.20%	to	0.25%	867,678	10.76	to	10.72	9,330,551	0.88%	-0.97%	to	-1.02%
2014	0.20%	to	0.25%	395,718	10.86	to	10.83	4,297,083	1.47%	-6.24%	to	-6.29%
2013	0.20%	to	0.25%	468,254	11.59	to	11.55	5,423,630	1.38%	23.01%	to	22.95%
Variable Insurance Fund - Mid-Cap Index Portfolio (VVMCI)
2017	0.20%	to	0.25%	1,281,420	23.10	to	22.98	29,579,690	1.18%	18.84%	to	18.78%
2016	0.20%	to	0.25%	1,397,843	19.44	to	19.35	27,153,526	1.37%	10.89%	to	10.84%
2015	0.20%	to	0.25%	1,540,845	17.53	to	17.46	26,993,273	0.79%	-1.63%	to	-1.68%
2014	0.20%	to	0.25%	923,730	17.82	to	17.76	16,451,648	0.93%	13.37%	to	13.31%
2013	0.20%	to	0.25%	1,014,767	15.72	to	15.67	15,943,070	0.97%	34.66%	to	34.59%
Variable Insurance Fund - REIT Index Portfolio (VVREI)
2017	0.20%	to	0.25%	418,417	20.12	to	20.05	8,416,439	2.48%	4.57%	to	4.52%
2016	0.20%	to	0.25%	479,306	19.25	to	19.19	9,220,808	2.47%	8.14%	to	8.09%
2015	0.20%	to	0.25%	477,496	17.80	to	17.75	8,495,138	1.86%	2.02%	to	1.97%
2014	0.20%	to	0.25%	554,659	17.44	to	17.41	9,673,146	2.98%	29.85%	to	29.78%
2013	0.20%	to	0.25%	519,163	13.43	to	13.41	6,973,233	1.23%	2.13%	to	2.08%
Variable Insurance Fund - Short-Term Investment-Grade Portfolio (VVSTC)
2017	0.20%	to	0.25%	351,131	13.11	to	13.05	4,600,829	1.83%	1.89%	to	1.84%
2016	0.20%	to	0.25%	466,816	12.87	to	12.81	6,003,838	1.79%	2.51%	to	2.46%
2015	0.20%	to	0.25%	439,398	12.55	to	12.50	5,513,186	1.68%	0.92%	to	0.87%
2014	0.20%	to	0.25%	406,789	12.44	to	12.40	5,057,636	1.51%	1.55%	to	1.50%
2013	0.20%	to	0.25%	384,564	12.25	to	12.21	4,708,426	2.05%	0.87%	to	0.82%
Variable Insurance Fund - Small Company Growth Portfolio (VVSCG)
2017	0.20%	to	0.25%	233,629	23.60	to	23.54	5,512,048	0.45%	23.22%	to	23.16%
2016	0.20%	to	0.25%	236,916	19.15	to	19.11	4,536,674	0.33%	14.71%	to	14.65%
2015	0.20%	to	0.25%	240,856	16.70	to	16.67	4,021,049	0.37%	-2.95%	to	-2.99%
2014	0.20%	to	0.25%	241,303	17.21	to	17.18	4,151,048	0.29%	3.17%	to	3.12%
2013	0.20%	to	0.25%	268,075	16.68	to	16.66	4,470,014	0.00%	46.25%	to	46.18%
Variable Insurance Fund - Total Bond Market Index Portfolio (VVHGB)
2017	0.20%	to	0.25%	2,158,608	12.10	to	12.06	26,115,804	2.27%	3.28%	to	3.22%
2016	0.20%	to	0.25%	1,957,890	11.72	to	11.68	22,938,055	2.14%	2.27%	to	2.22%
2015	0.20%	to	0.25%	1,792,381	11.46	to	11.43	20,534,955	1.88%	0.13%	to	0.08%
2014	0.20%	to	0.25%	1,395,545	11.45	to	11.42	15,968,097	2.04%	5.68%	to	5.63%
2013	0.20%	to	0.25%	754,096	10.83	to	10.81	8,165,242	2.50%	-2.48%	to	-2.53%
Variable Insurance Portfolios - Asset Strategy (WRASP)
2017	0.00%	to	0.25%	476,572	15.81	to	15.41	7,507,042	1.53%	18.27%	to	17.98%
2016	0.00%	to	0.25%	572,683	13.37	to	13.07	7,622,325	0.56%	-2.57%	to	-2.81%
2015	0.00%	to	0.25%	1,052,576	13.72	to	13.44	14,359,260	0.33%	-8.35%	to	-8.57%
2014	0.00%	to	0.25%	996,762	14.97	to	14.70	14,876,200	0.49%	-5.26%	to	-5.50%
2013	0.00%	to	0.25%	1,017,541	15.81	to	15.56	16,046,069	1.28%	25.13%	to	24.82%
Variable Insurance Portfolios - Growth (WRGP)
2017	0.00%	to	0.25%	465,216	34.85	to	33.76	15,991,759	0.24%	29.34%	to	29.02%
2016	0.00%	to	0.25%	615,761	26.94	to	26.17	16,376,320	0.03%	1.22%	to	0.97%
2015	0.00%	to	0.25%	726,824	26.62	to	25.92	19,112,081	0.07%	7.17%	to	6.90%
2014	0.00%	to	0.25%	139,568	24.84	to	24.24	3,418,418	0.46%	11.81%	to	11.53%
2013	0.00%	to	0.25%	157,563	22.21	to	21.74	3,445,317	0.38%	36.46%	to	36.12%
Variable Insurance Portfolios - High Income (WRHIP)
2017	0.00%	to	0.25%	2,901,171	14.24	to	14.04	40,979,338	5.48%	6.68%	to	6.41%
2016	0.00%	to	0.25%	2,885,082	13.34	to	13.19	38,252,688	7.49%	16.19%	to	15.90%
2015	0.00%	to	0.25%	3,168,839	11.49	to	11.38	36,199,055	6.24%	-6.50%	to	-6.74%
2014	0.00%	to	0.25%	3,581,446	12.28	to	12.20	43,822,048	5.21%	1.90%	to	1.65%
2013	0.00%	to	0.25%	1,882,396	12.06	to	12.01	22,619,242	4.84%	10.50%	to	10.22%

	Policy Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Variable Insurance Portfolios - Mid Cap Growth (WRMCG)
2017	0.00%	to	0.25%	237,680	18.06	to	17.81	4,246,448	0.00%	26.89%	to	26.58%
2016	0.00%	to	0.25%	297,974	14.23	to	14.07	4,199,956	0.00%	6.12%	to	5.85%
2015	0.00%	to	0.25%	497,206	13.41	to	13.29	6,616,270	0.00%	-5.78%	to	-6.01%
2014	0.00%	to	0.25%	343,498	14.24	to	14.14	4,862,274	0.00%	7.87%	to	7.60%
2013	0.00%	to	0.25%	142,575	13.20	to	13.14	1,876,397	0.00%	29.94%	to	29.61%
Variable Insurance Portfolios - Real Estate Securities (WRRESP)
2017	0.00%	to	0.25%	315,454	23.92	to	23.17	7,430,087	1.29%	5.39%	to	5.12%
2016	0.00%	to	0.25%	390,460	22.70	to	22.04	8,724,567	1.05%	4.26%	to	4.01%
2015	0.00%	to	0.25%	323,475	21.77	to	21.20	6,956,811	1.17%	4.78%	to	4.52%
2014	0.00%	to	0.25%	387,600	20.78	to	20.28	8,001,317	0.90%	30.17%	to	29.84%
2013	0.00%	to	0.25%	263,504	15.96	to	15.62	4,179,060	1.00%	1.13%	to	0.88%
Variable Insurance Portfolios - Science and Technology (WRSTP)
2017	0.00%	to	0.25%	581,218	27.61	to	26.91	15,816,783	0.00%	32.12%	to	31.79%
2016	0.00%	to	0.25%	651,961	20.90	to	20.42	13,447,888	0.00%	1.54%	to	1.29%
2015	0.00%	to	0.25%	740,554	20.58	to	20.16	15,064,146	0.00%	-2.88%	to	-3.12%
2014	0.00%	to	0.25%	811,657	21.19	to	20.81	17,025,165	0.00%	2.91%	to	2.65%
2013	0.00%	to	0.25%	800,093	20.59	to	20.27	16,320,668	0.00%	56.38%	to	55.99%
Wells Fargo Variable Trust - VT Discovery Fund: Class 2 (SVDF)
2017	0.00%	to	0.25%	685,998	24.33	to	23.71	16,520,847	0.00%	29.13%	to	28.81%
2016	0.00%	to	0.25%	748,933	18.84	to	18.41	13,994,736	0.00%	7.65%	to	7.38%
2015	0.00%	to	0.25%	938,219	17.50	to	17.15	16,264,113	0.00%	-1.46%	to	-1.71%
2014	0.00%	to	0.25%	867,277	17.76	to	17.44	15,266,230	0.00%	0.36%	to	0.10%
2013	0.00%	to	0.25%	850,849	17.70	to	17.43	14,938,000	0.01%	43.80%	to	43.44%
Advantage VT Opportunity Fund - Class 2 (SVOF)
2017	0.00%	to	0.25%	219,564	32.89	to	31.47	6,924,848	0.67%	20.44%	to	20.14%
2016	0.00%	to	0.25%	229,422	27.31	to	26.19	6,021,481	2.02%	12.23%	to	11.95%
2015	0.00%	to	0.25%	234,040	24.33	to	23.40	5,486,988	0.13%	-3.08%	to	-3.33%
2014	0.00%	to	0.25%	379,694	25.10	to	24.20	9,224,502	0.06%	10.42%	to	10.15%
2013	0.00%	to	0.25%	451,113	22.73	to	21.97	9,949,773	0.20%	30.68%	to	30.35%
Advantage VT Small Cap Growth Fund - Class 2 (WFVSCG)
2017	0.00%	to	0.25%	270,319	21.79	to	21.24	5,797,136	0.00%	25.86%	to	25.54%
2016	0.00%	to	0.25%	270,148	17.32	to	16.92	4,612,821	0.00%	7.75%	to	7.48%
2015	0.00%	to	0.25%	390,465	16.07	to	15.74	6,201,275	0.00%	-2.88%	to	-3.12%
2014	0.00%	to	0.25%	389,785	16.55	to	16.25	6,377,957	0.00%	-1.88%	to	-2.12%
2013	0.00%	to	0.25%	431,204	16.86	to	16.60	7,209,362	0.00%	50.23%	to	49.85%
Global Securities Fund/VA - Class 3 (obsolete) (OVGS3)
2013			0.00%	967,069			20.71	20,025,316	1.37%			27.34%
Templeton Developing Markets Securities Fund - Class 3 (obsolete) (FTVDM3)
2013			0.00%	201,488			19.12	3,852,366	2.07%			-0.97%
VT Growth & Income Fund: Class IB (obsolete) (PVGIB)
2016			0.00%	36,456			26.14	953,117	1.74%			15.02%
2015			0.00%	41,318			22.73	939,191	1.81%			-7.53%
2014			0.00%	44,044			24.58	1,082,646	1.18%			10.73%
2013			0.00%	44,765			22.20	993,714	1.71%			35.68%
Templeton Foreign Securities Fund - Class 3 (obsolete) (TIF3)
2013			0.00%	395,070			18.24	7,204,705	2.46%			22.98%
Templeton Global Bond Securities Fund - Class 3 (obsolete) (FTVGI3)
2013			0.00%	535,931			20.70	11,094,041	4.83%			1.64%
Calvert VP SRI Equity Portfolio (obsolete) (CVSSE)
2013	0.10%	to	0.25%	11,383	25.56	to	25.12	288,064	0.08%	30.92%	to	30.72%
VT Voyager Fund: Class IB (obsolete) (PVTVB)
2015			0.00%	53,180			25.36	1,348,563	1.14%			-6.11%
2014			0.00%	59,171			27.01	1,598,169	0.74%			9.72%
2013			0.00%	80,179			24.62	1,973,714	0.75%			43.72%
Pioneer Emerging Markets VCT Portfolio - Class I Shares (obsolete) (PIVEMI)
2016	0.00%	to	0.25%	65,304	5.86	to	5.72	379,312	0.51%	6.31%	to	6.05%
2015	0.00%	to	0.25%	120,357	5.51	to	5.40	660,266	3.57%	-15.36%	to	-15.57%
2014	0.00%	to	0.25%	127,281	6.51	to	6.39	824,010	0.61%	-12.56%	to	-12.77%
2013	0.00%	to	0.25%	198,081	7.45	to	7.33	1,462,804	1.13%	-1.97%	to	-2.21%

	Policy Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Investors Growth Stock Series - Initial Class (obsolete) (MIGIC)
2014			0.00%	129,370			26.83	3,471,220	0.52%			11.45%
2013			0.00%	156,129			24.07	3,758,750	0.64%			30.29%
Federated NVIT High Income Bond Fund - Class III (obsolete) (HIBF3)
2013			0.00%	588,722			18.20	10,716,292	6.72%			6.94%
VIP High Income Portfolio - Service Class R (obsolete) (FHISR)
2014			0.00%	262,020			15.40	4,035,140	5.61%			0.99%
2013			0.00%	272,620			15.25	4,157,098	5.27%			5.92%
NVIT Emerging Markets Fund - Class III (obsolete) (GEM3)
2013			0.00%	452,954			19.48	8,824,216	1.14%			0.75%
NVIT International Equity Fund - Class III (obsolete) (GIG3)
2013			0.00%	430,241			9.96	4,283,590	0.51%			17.81%
Research International Series - Service Class (obsolete) (MVRISC)
2014	0.00%	to	0.25%	288,102	10.01	to	9.82	2,832,586	1.20%	-7.09%	to	-7.32%
2013	0.00%	to	0.25%	423,329	10.78	to	10.60	4,491,538	1.76%	18.66%	to	18.37%
VIP Overseas Portfolio - Service Class R (obsolete) (FOSR)
2014			0.00%	677,999			16.56	11,224,415	1.22%			-8.18%
2013			0.00%	711,787			18.03	12,833,053	1.29%			30.30%
NVIT International Index Fund - Class VI (obsolete) (GVIX6)
2013			0.00%	145,428			11.84	1,722,073	3.07%			21.27%
NVIT Multi-Manager International Growth Fund - Class III (obsolete) (NVMIG3)
2013			0.00%	1,431,105			12.17	17,411,691	1.26%			21.34%
NVIT Multi-Manager International Value Fund - Class III (obsolete) (GVDIV3)
2013			0.00%	437,468			12.78	5,588,742	2.28%			21.42%
American Century NVIT Growth Fund - Class I (obsolete) (CAF)
2015	0.00%	to	0.25%	1,029,042	16.53	to	15.63	16,659,543	0.35%	4.67%	to	4.41%
2014	0.00%	to	0.25%	1,099,344	15.79	to	14.97	17,014,563	0.35%	11.33%	to	11.05%
2013	0.00%	to	0.25%	1,193,249	14.18	to	13.48	16,588,174	0.68%	29.74%	to	29.42%
VP Vista(SM) Fund - Class I (obsolete) (ACVVS1)
2013	0.00%	to	0.25%	90,579	18.87	to	18.47	1,683,610	0.00%	30.17%	to	29.85%
Small-Cap Growth Portfolio - S Class Shares (obsolete) (AMFAS)
2014	0.00%	to	0.10%	76,374	22.15	to	21.88	1,685,063	0.00%	3.47%	to	3.37%
2013	0.00%	to	0.25%	145,700	21.40	to	20.81	3,077,339	0.00%	45.83%	to	45.47%
Mid Cap Growth Portfolio - Class 1 (obsolete) (OGGO)
2013	0.10%	to	0.25%	125,039	32.67	to	32.12	4,036,164	0.06%	43.16%	to	42.94%

2017	Contract Owners’ Equity:								$5,289,979,775
2016	Contract Owners’ Equity:								$4,733,099,813
2015	Contract Owners’ Equity:								$4,526,981,672
2014	Contract Owners’ Equity:								$4,739,882,176
2013	Contract Owners’ Equity:								$4,637,188,888
*	This represents the range of annual policy expense rates of the variable account at the period end indicated and includes only those expenses that are charged through a reduction in the unit values. Excluded are expenses of the underlying mutual funds and charges made directly to policyholder accounts through the redemption of units.
**	This represents the ratio of dividends for the period indicated, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by monthly average net assets (excluding months where net assets are zero). The investment income ratio for subaccounts initially funded during the period presented has not been annualized. The ratios exclude those expenses that result in direct reductions to the policyholder accounts through reductions in unit values. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.
***	This represents the range of minimum and maximum total returns for the period indicated, including changes in the value of the underlying mutual fund, which reflects the reduction of unit values for expenses assessed. The total returns do not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. Total return is not annualized if the underlying mutual fund option is initially offered, funded, or both, during the period presented. Minimum and maximum ranges are not shown for underlying mutual fund options for which a single policy expense rate (product option) exists. In such cases, the total return presented is representative of all units issued and outstanding at period end.
****	Subaccounts denoted indicate the underlying mutual fund option was initially added and funded during the period presented. Prior period presentation, which indicated the date the underlying mutual fund was initially added and funded, has been updated to conform with current period presentation.

KPMG LLP
Suite 500 191 West Nationwide Blvd. Columbus, OH 43215-2568

Report of Independent Registered Public Accounting Firm

The Board of Directors and Shareholder

Nationwide Life Insurance Company:

Opinion on the Consolidated Financial Statements

We have audited the accompanying consolidated balance sheets of Nationwide Life Insurance Company and subsidiaries (the “Company”) as of December 31, 2017 and 2016, the related consolidated statements of operations, comprehensive income, equity, and cash flows for each of the years in the three-year period ended December 31, 2017, and the related notes and financial statement schedules I, III, IV, and V (collectively, the “consolidated financial statements”) of the Company as listed in the accompanying table of contents. In our opinion, the consolidated financial statements present fairly, in all material respects, the financial position of the Company as of December 31, 2017 and 2016, and the results of its operations and its cash flows for each of the years in the three-year period ended December 31, 2017, in conformity with U.S. generally accepted accounting principles.

Basis for Opinion

These consolidated financial statements are the responsibility of the Company’s management. Our responsibility is to express an opinion on these consolidated financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States)

(“PCAOB”) and are required to be independent with respect to the Company in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the consolidated financial statements are free of material misstatement, whether due to error or fraud. Our audits included performing procedures to assess the risks of material misstatement of the consolidated financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the consolidated financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the consolidated financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the Company’s auditor since 1968.

Columbus, Ohio

February 28, 2018

KPMG LLP is a Delaware limited liability partnership and the U.S.

member firm of the KPMG network of independent member firms affiliated with

KPMG International Cooperative (“KPMG International”), a Swiss entity.

1

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Consolidated Statements of Operations

	Year ended December 31,
(in millions)	2017	2016	2015
Revenues
Policy charges	$2,545	$2,361	$2,216
Premiums	633	642	786
Net investment income	2,414	2,139	1,982
Net realized investment gains (losses), including other-than-temporary impairment losses	12	(111)	82
Other revenues	9	8	14

Total revenues	$5,613	$5,039	$5,080

Benefits and expenses
Interest credited to policyholder account values	$1,844	$1,406	$1,078
Benefits and claims	1,283	1,298	1,662
Amortization of deferred policy acquisition costs	392	433	68
Other expenses, net of deferrals	1,193	998	1,044

Total benefits and expenses	$4,712	$4,135	$3,852

Income before federal income taxes and noncontrolling interests	$901	$904	$1,228
Federal income tax benefit (expense)	408	(126)	(293)

Net income	$1,309	$778	$935
Loss attributable to noncontrolling interests, net of tax	96	91	96

Net income attributable to Nationwide Life Insurance Company	$1,405	$869	$1,031

See accompanying notes to consolidated financial statements.

2

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Consolidated Statements of Comprehensive Income

	Year ended December 31,
(in millions)	2017	2016	2015
Net income	$1,309	$778	$935

Other comprehensive income (loss), net of tax
Changes in:
Net unrealized gains (losses) on available-for-sale securities	$550	$237	$(720)
Net unrealized (losses) gains on derivatives used in cash flow hedging relationships	(100)	22	43

Total other comprehensive income (loss), net of tax	$450	$259	$(677)

Total comprehensive income	$1,759	$1,037	$258
Comprehensive loss attributable to noncontrolling interests, net of tax	(96)	(91)	(96)

Total comprehensive income attributable to Nationwide Life Insurance Company	$1,855	$1,128	$354

See accompanying notes to consolidated financial statements.

3

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Consolidated Balance Sheets

	December 31,
(in millions, except for share and per share amounts)	2017	2016
Assets
Investments:
Fixed maturity securities, available-for-sale	$50,201	$43,690
Mortgage loans, net of allowance	10,929	9,760
Policy loans	1,030	989
Short-term investments	1,406	1,944
Other investments	1,493	1,111

Total investments	$65,059	$57,494
Cash and cash equivalents	95	92
Accrued investment income	549	514
Deferred policy acquisition costs	5,676	5,432
Other assets	4,203	3,035
Separate account assets	105,607	89,071

Total assets	$181,189	$155,638

Liabilities and equity
Liabilities
Future policy benefits and claims	$59,885	$52,911
Short-term debt	—	300
Long-term debt	793	707
Other liabilities	3,433	3,104
Separate account liabilities	105,607	89,071

Total liabilities	$169,718	$146,093

Shareholder’s equity
Common stock ($1 par value; authorized - 5,000,000 shares, issued and outstanding - 3,814,779 shares)	$4	$4
Additional paid-in capital	1,718	1,718
Retained earnings	7,703	6,530
Accumulated other comprehensive income	1,308	626

Total shareholder’s equity	$10,733	$8,878
Noncontrolling interests	738	667

Total equity	$11,471	$9,545

Total liabilities and equity	$181,189	$155,638

See accompanying notes to consolidated financial statements.

4

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Consolidated Statements of Equity

(in millions)	Common stock	Additional paid-in capital	Retained earnings	Accumulated other comprehensive income	Total shareholder’s equity	Non- controlling interest	Total equity
Balance as of December 31, 2014	$4	$1,718	$4,630	$1,044	$7,396	$640	$8,036
Comprehensive income (loss):
Net income (loss)	$—	$—	$1,031	$—	$1,031	$(96)	$935
Other comprehensive (loss)	—	—	—	(677)	(677)	—	(677)

Total comprehensive income (loss)	$—	$—	$1,031	$(677)	$354	$(96)	$258
Change in noncontrolling interest	—	—	—	—	—	100	100

Balance as of December 31, 2015	$4	$1,718	$5,661	$367	$7,750	$644	$8,394

Comprehensive income (loss):
Net income (loss)	$—	$—	$869	$—	$869	$(91)	$778
Other comprehensive income	—	—	—	259	259	—	259

Total comprehensive income (loss)	$—	$—	$869	$259	$1,128	$(91)	$1,037
Change in noncontrolling interest	—	—	—	—	—	114	114

Balance as of December 31, 2016	$4	$1,718	$6,530	$626	$8,878	$667	$9,545

Comprehensive income (loss):
Net income (loss)	$—	$—	$1,405	$—	$1,405	$(96)	$1,309
Other comprehensive income	—	—	—	450	450	—	450

Total comprehensive income (loss)	$—	$—	$1,405	$450	$1,855	$(96)	$1,759
Cumulative effect of adoption of accounting principle[1]	—	—	(232)	232	—	—	—
Change in noncontrolling interest	—	—	—	—	—	167	167

Balance as of December 31, 2017	$4	$1,718	$7,703	$1,308	$10,733	$738	$11,471

[1]	Includes the reclassification of accumulated other comprehensive income on net unrealized gains on available-for-sale securities into retained earnings for the stranded tax effects resulting from the Tax Cuts and Jobs Act, as discussed in Note 2.

See accompanying notes to consolidated financial statements.

5

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Consolidated Statements of Cash Flows

	Year ended December 31,
(in millions)	2017	2016	2015
Cash flows from operating activities
Net income	$1,309	$778	$935
Adjustments to net income:
Net realized investment (gains) losses, including other-than-temporary impairment losses	(12)	111	(82)
Interest credited to policyholder account values	1,844	1,406	1,078
Capitalization of deferred policy acquisition costs	(923)	(823)	(870)
Amortization of deferred policy acquisition costs	392	433	68
Amortization and depreciation	99	81	107
Changes in:
Future policy benefits and claims	(934)	(680)	(249)
Derivatives, net	(486)	(247)	(141)
Other, net	(319)	(77)	(63)

Net cash provided by operating activities	$970	$982	$783

Cash flows from investing activities
Proceeds from maturities of available-for-sale securities	$4,471	$3,007	$2,828
Proceeds from sales of available-for-sale securities	1,857	852	466
Purchases of available-for-sale securities	(11,648)	(8,938)	(7,106)
Proceeds from repayments and sales of mortgage loans	651	792	1,027
Issuances of mortgage loans	(1,807)	(2,163)	(2,155)
Net sales (purchases) of short-term investments	543	(1,174)	169
Collateral received, net	378	217	48
Purchase of Jefferson National Financial Corp, net of cash assumed	(186)	—	—
Other, net	(355)	(231)	(136)

Net cash used in investing activities	$(6,096)	$(7,638)	$(4,859)

Cash flows from financing activities
Net change in short-term debt	$(300)	$(100)	$(260)
Investment and universal life insurance product deposits	10,442	10,894	8,224
Investment and universal life insurance product withdrawals	(5,034)	(4,132)	(3,884)
Other, net	21	19	(14)

Net cash provided by financing activities	$5,129	$6,681	$4,066

Net increase (decrease) in cash and cash equivalents	$3	$25	$(10)
Cash and cash equivalents at beginning of year	92	67	77

Cash and cash equivalents at end of year	$95	$92	$67

See accompanying notes to consolidated financial statements.

6

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2017, 2016 and 2015 Consolidated Financial Statements

(1)	Nature of Operations

Nationwide Life Insurance Company (“NLIC,” or collectively with its subsidiaries, “the Company”) was incorporated in 1929 and is an Ohio-domiciled stock life insurance company. The Company is a member of the Nationwide group of companies (“Nationwide”), which is comprised of Nationwide Mutual Insurance Company (“NMIC”) and all of its subsidiaries and affiliates.

All of the outstanding shares of NLIC’s common stock are owned by Nationwide Financial Services, Inc. (“NFS”), a holding company formed by Nationwide Corporation, a majority-owned subsidiary of NMIC.

The Company is a leading provider of long-term savings and retirement products in the United States of America (“U.S.”). The Company develops and sells a wide range of products and services, which include fixed and variable individual annuities, private and public sector group retirement plans, life insurance, investment advisory services and other investment products.

The Company sells its products through a diverse distribution network. Unaffiliated entities that sell the Company’s products to their own customer bases include independent broker-dealers, financial institutions, wirehouse and regional firms, pension plan administrators, life insurance agencies, specialists and registered investment advisors. Representatives of affiliates who market products directly to a customer base include Nationwide Retirement Solutions, Inc. and Nationwide Financial Network producers, which includes the agency distribution force of the Company’s ultimate parent company, NMIC.

Wholly-owned subsidiaries of NLIC as of December 31, 2017 include Nationwide Life and Annuity Insurance Company (“NLAIC”) and its wholly-owned subsidiary, Olentangy Reinsurance, LLC (“Olentangy”), Nationwide Investment Services Corporation (“NISC”), Nationwide Investment Advisor (“NIA”), Eagle Captive Reinsurance, LLC (“Eagle”) and Jefferson National Financial Corp (“JNF”) and its wholly-owned subsidiaries, as discussed in Note 4. NLAIC primarily offers universal life insurance, variable universal life insurance, term life insurance, corporate-owned life insurance (“COLI”) and individual annuity contracts on a non-participating basis. Olentangy is a Vermont-domiciled special purpose financial captive insurance company. NISC is a registered broker-dealer. NIA is a registered investment advisor. Eagle is an Ohio-domiciled special purpose financial captive insurance company. JNF is a distributor of tax-advantaged investing solutions for registered investment advisors, fee-based advisors and the clients they serve. See Note 4 for detailed information related to the acquisition of JNF.

As of December 31, 2017 and 2016, the Company did not have a significant concentration of financial instruments in a single investee, industry or geographic region. Also, the Company did not have a concentration of business transactions with a particular customer, lender, distribution source, market or geographic region in which a single event could cause a severe impact on the Company’s financial position, after considering insurance risk that has been transferred to external reinsurers.

(2)	Summary of Significant Accounting Policies

Basis of Presentation

The consolidated financial statements include the accounts of NLIC and companies in which NLIC directly or indirectly has a controlling financial interest. The consolidated financial statements include wholly-owned subsidiaries and consolidated variable interest entities (“VIEs”). All intercompany transactions have been eliminated.

Use of Estimates

The Company’s consolidated financial statements have been prepared in accordance with U.S. generally accepted accounting principles (“GAAP”). The preparation of the consolidated financial statements in accordance with GAAP requires the Company to make estimates and assumptions that affect the amounts reported in the consolidated financial statements and accompanying notes. Significant estimates include the balance and amortization of deferred policy acquisition costs (“DAC”), legal and regulatory reserves, certain investment and derivative valuations, certain future policy benefits and claims, goodwill, provision for income taxes and valuation of net deferred tax assets. Actual results could differ significantly from those estimates.

7

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2017, 2016 and 2015 Consolidated Financial Statements

Revenues and Benefits

Investment and universal life insurance products. Investment products are long-duration contracts that do not subject the Company to significant risk arising from mortality (the incidence of death) or morbidity (the incidence of disability resulting from disease or physical impairment). These include variable and fixed deferred annuity contracts in the accumulation phase with individuals and groups, as well as certain annuities without life contingencies. Universal life insurance products include long-duration insurance contracts that do not have fixed or guaranteed terms. These include universal life insurance, variable universal life insurance, COLI, bank-owned life insurance (“BOLI”) and other interest-sensitive life insurance policies. Revenues for investment products and universal life insurance products consist of net investment income, net realized investment gains and losses, surrender charges and other policy charges earned and assessed against policy account balances during the period. Policy charges are assessed on a daily, monthly or annual basis and are recognized as revenue when earned. Assessments for services provided in future periods are recorded as unearned revenue and recognized as revenue over the periods benefited. Surrender charges are recognized as revenue upon surrender of a contract in accordance with contractual terms.

Traditional life insurance products. Traditional life insurance products include those products with fixed and guaranteed terms, primarily consisting of whole life insurance, term life insurance and certain annuities with life contingencies. Premiums for traditional life insurance products are generally recognized as revenue when due. For certain annuities with life contingencies, any excess of gross premium over the net premium is deferred and recognized with the amount of expected future benefits. Benefits and expenses are associated with earned premiums so that profits are recognized over the life of the contract. This association is accomplished through the provision for future policy benefits and the deferral and amortization of policy acquisition costs.

Future Policy Benefits and Claims

Investment and universal life insurance products. The Company calculates its liability for future policy benefits and claims for investment products in the accumulation phase and for universal life insurance policies at the policy accrued account balance, which represents participants’ net deposits adjusted for investment performance, interest credited and applicable contract charges. Policy benefits and claims that are charged to expense include interest credited to policyholder accounts and benefits and claims incurred in the period in excess of related policyholder accounts.

The Company offers guarantees on variable and fixed indexed annuity products, which can include a return of no less than the total deposits made on the contract less any customer withdrawals, total deposits made on the contract less any customer withdrawals plus a minimum return, or the highest contract value on a specified anniversary date minus any customer withdrawals following the contract anniversary. These guarantees can also include benefits payable in the event of death, upon annuitization, upon periodic withdrawal or at specified dates during the accumulation period.

As part of its valuation procedures, the Company makes an assumption of the expected utilization of guarantee benefits by participants. Guarantees that include a benefit that is wholly life contingent are accounted for as insurance liabilities that accumulate over time. Guarantees that are expected to be exercised using a net settlement option are accounted for as embedded derivatives, which are required to be separated and valued apart from the host variable annuity contracts.

Guaranteed minimum death benefits (“GMDB”) and certain guaranteed living withdrawal benefits (“GLWB”) on variable annuity and fixed indexed annuity products, as well as no-lapse guarantees on universal life and variable universal life insurance products are accounted for as insurance liabilities. Liabilities for these guarantees are calculated by multiplying the current benefit ratio by the cumulative assessments recorded from contract inception through the balance sheet date, less the cumulative guaranteed benefit payments plus interest. The Company evaluates its experience and assumptions and adjusts the benefit ratio as appropriate. If experience or assumption changes result in a new benefit ratio, the reserves are adjusted to reflect the changes, with a related charge or credit to benefits and claims in the period of evaluation. Determination of the expected benefit payments and assessments are based on a range of scenarios and assumptions, including those related to market rates of return and volatility, contract surrenders and mortality experience. The accounting for these guarantees impacts estimated gross profits used to calculate the balance and amortization of DAC and other expenses.

8

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2017, 2016 and 2015 Consolidated Financial Statements

Certain GLWB that are expected to net settle on variable annuity products represent embedded derivatives which are held at fair value and include the present value of attributed fees. Subsequent changes in the fair value of the embedded derivatives are recognized in results of operations as a component of net realized investment gains and losses. The fair value of the embedded derivatives is calculated based on a combination of capital market and actuarial assumptions. Projections of cash flows inherent in the valuation of the embedded derivatives incorporate numerous, unobservable assumptions including, but not limited to, mortality, lapse rates, index volatility, benefit utilization and discounting. Benefit utilization includes a wait period (the number of years the policyholder is assumed to wait prior to beginning withdrawals once eligible) and efficiency of benefit utilization (the percent of the maximum permitted withdrawal that a policyholder takes). Discounting includes liquidity and non-performance risk (the risk that the liability will not be fulfilled) and affects the fair value of the liability. The Company derives these inputs, which vary widely by product, attained age, policy duration, benefits in the money and the existence of surrender charges, from experience and industry data.

The Company offers certain indexed life insurance and annuity products for which the policyholders’ interest credits are based on market performance with caps and floors. The interest credits represent embedded derivatives within the insurance contract and therefore are required to be separated and valued apart from the host contracts. The embedded derivatives are held at fair value. Subsequent changes in the fair value of the embedded derivatives are recognized in results of operations as a component of interest credited to policyholder account values. The fair value of the embedded derivatives is calculated based on a combination of capital market and actuarial assumptions. Projections of cash flows inherent in the valuation of the embedded derivatives incorporate numerous unobservable assumptions including, but not limited to, mortality, lapse rates and index volatility. The assumptions used to calculate the fair value of embedded derivatives are based on actual experience and industry data and are reviewed as part of an annual comprehensive study of assumptions. Quarterly, consideration is given as to whether adjustments to these assumptions are necessary.

Traditional life and other insurance products. The process of calculating reserve amounts for traditional life insurance products involves the use of a number of assumptions, including those related to persistency (the percentage of insurance policies remaining in-force from year to year), mortality, morbidity, interest rates and certain other expenses.

The liability for future policy benefits and claims for traditional life insurance policies was determined using the net level premium method, with a weighted average interest rate of 6.6% for the years ended December 31, 2017 and 2016 and estimates of mortality, morbidity, investment yields and persistency that were used or being experienced at the time the policies were issued, with a provision for adverse deviation.

The liability for future policy benefits for certain annuities with life contingencies was calculated using the present value of future benefits and certain expenses, discounted using weighted average interest rates of 4.8% and 4.6% for the years ended December 31, 2017 and 2016, respectively, with a provision for adverse deviation.

The Company offers certain short duration traditional insurance, consisting primarily of accident and health contracts. These short duration insurance contracts are subject to an internal modified coinsurance treaty where activity including premiums, investment income, losses paid and adjustments to reserves, dividends paid and expenses incurred are ceded from NLIC to NMIC. The Company’s reserve for short duration contracts was $70 million and $72 million as of December 31, 2017 and 2016, respectively.

Advances under FHLB funding agreements. The Company issues fixed and floating rate funding agreements to the Federal Home Loan Bank of Cincinnati (“FHLB”). The liabilities for such funding agreements are treated as annuities under Ohio law and recorded in future policy benefits and claims. The amount of collateralized funding agreements outstanding with the FHLB as of December 31, 2017 and 2016 was $2.0 billion and $2.3 billion, respectively. In connection with an FHLB requirement for funding agreements, the Company held $47 million of FHLB stock as of December 31, 2017 and 2016.

Reinsurance Ceded

The Company cedes insurance to other companies in order to limit potential losses and to diversify its exposures. The Company obtains reinsurance from a diverse group of reinsurers and monitors concentration as well as financial strength ratings of the reinsurers to minimize counterparty credit risk. Such agreements do not relieve the original insurer from its primary obligation to the policyholder in the event the reinsurer is unable to meet the obligations it has assumed. On an ongoing basis, the Company monitors the financial condition of reinsurers. Reinsurance premiums ceded and reinsurance recoveries on benefits and claims incurred are deducted from the respective income and expense accounts. Assets and liabilities related to reinsurance ceded are reported in the consolidated balance sheets on a gross basis, separately from the related future policy benefits and claims of the Company.

9

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2017, 2016 and 2015 Consolidated Financial Statements

Amounts recoverable from reinsurers are estimated in a manner consistent with future policy benefits and claims reserves. The Company reports its reinsurance recoverables net of any allowance for estimated uncollectible reinsurance recoverables, if deemed necessary. The Company’s consideration is based upon ongoing reviews of amounts outstanding, changes in reinsurer credit standings and other relevant factors.

Under the terms of contracts held with certain unaffiliated reinsurers, specified assets have been placed in trusts as collateral for the recoveries. The trust assets are invested in investment grade securities, the fair value of which must at all times be greater than or equal to 100% of the reinsured reserves, as outlined in the underlying reinsurance contracts.

Deferred Policy Acquisition Costs

The Company has deferred certain acquisition costs that are directly related to the successful acquisition of new and renewal insurance and investment contracts. The methods and assumptions used to amortize and assess recoverability of the DAC balance depend on the type of product.

Investment and universal life insurance products. For certain investment and universal life insurance products, DAC is amortized with interest over the lives of the policies in relation to the present value of estimated gross profits, which is determined primarily from projected interest margins, policy charges and net realized investment gains and losses, less policy benefits and other expenses. The DAC asset related to investment and universal life insurance products is adjusted to reflect the impact of unrealized gains and losses on available-for-sale securities, with the corresponding adjustment recorded in accumulated other comprehensive income (“AOCI”). This adjustment to DAC represents the change in amortization that would have been required as a charge or credit to results of operations had such unrealized amounts been realized. DAC for investment and universal life insurance products is subject to recoverability testing in the year of policy issuance, and DAC for universal life insurance products is also subject to loss recognition testing annually.

The assumptions used in the estimation of gross profits are based on the Company’s current best estimates of future events and are reviewed as part of an annual comprehensive study of assumptions. The most significant assumptions that are involved in the estimation of future gross profits include future net general and separate account investment performance, surrender/lapse rates, interest margins, renewal premiums and mortality. Quarterly, consideration is given as to whether adjustments to these assumptions are necessary. The Company uses a reversion to the mean process to determine the assumption for the future net separate account investment performance. This process assumes different performance levels over the next three years, such that the separate account mean return, measured from the anchor date to the end of the life of the product, equals the long-term assumption. The Company’s long-term assumption for net separate account investment performance is approximately 6.25% growth per year as of December 31, 2017.

Changes in assumptions can have a significant impact on the amount of DAC reported for investment and universal life insurance products and on their related amortization patterns. In the event actual experience differs from assumptions or future assumptions are revised, the Company will record an increase or decrease in DAC amortization expense, which could be significant.

Traditional life insurance products. DAC is amortized with interest over the premium-paying period of the related policies in proportion to premium revenue recognized. These assumptions are consistent with those used in the calculation of liabilities for future policy benefits at issuance. DAC is evaluated for recoverability in the year of policy issuance, and loss recognition testing is conducted annually.

Refer to Note 6 for discussion regarding DAC amortization and related balances.

Investments

Available-for-sale securities. Available-for-sale securities are reported at fair value, with unrealized gains and losses reported as a separate component of other comprehensive income, net of adjustments for DAC, future policy benefits and claims, policyholder dividend obligations and deferred federal income taxes. Realized gains and losses on sales of available-for-sale securities are recognized in income based on the specific identification method. Interest and dividend income is recognized in net investment income when earned.

As of December 31, 2017 and 2016, 99% of fixed maturity securities were priced using externally sourced data. Independent pricing services are most often utilized (85% and 86% as of December 31, 2017 and 2016, respectively), and compared to pricing from additional sources, to determine the fair value of securities for which market quotations or quotations on comparable securities are available. For these securities, the Company obtains the pricing services’ methodologies and classifies the investments accordingly in the fair value hierarchy.

10

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2017, 2016 and 2015 Consolidated Financial Statements

A corporate pricing matrix is used in valuing certain corporate debt securities. The corporate pricing matrix was developed using publicly and privately available spreads for privately placed corporate securities with varying weighted average lives and credit quality ratings. The weighted average life and credit quality rating of a particular fixed maturity security to be priced using this matrix are important inputs into the model and are used to determine a corresponding spread that is added to the appropriate U.S. Treasury yield to create an estimated market yield for that security. The estimated market yield and other relevant factors are then used to estimate the fair value of the particular security.

Non-binding broker quotes are also utilized to determine the fair value of certain fixed maturity securities when deemed appropriate or when quotes are not available from independent pricing services or a corporate pricing matrix. These securities are classified with the lowest priority in the fair value hierarchy as only one broker quote is ordinarily obtained, the investment is not traded on an exchange, the pricing is not available to other entities and/or the transaction volume in the same or similar investments has decreased. Inputs used in the development of prices are not provided to the Company by the brokers, as the brokers often do not provide the necessary transparency into their quotes and methodologies. At least annually, the Company performs reviews and tests to ensure that quotes are a reasonable estimate of the investments’ fair value. Price movements of broker quotes are subject to validation and require approval from the Company’s management. Management uses its knowledge of the investment and current market conditions to determine if the price is indicative of the investment’s fair value.

When the collectability of contractual interest payments on fixed maturity securities is considered doubtful, such securities are placed in non-accrual status and any accrued interest is excluded from investment income. These securities are not restored to accrual status until the Company determines that future payment of principal and interest is probable.

The Company has entered into securities lending agreements with a custodial bank whereby eligible securities are loaned to third parties, primarily major brokerage firms. These transactions are used to generate additional income in the securities portfolio. The Company is entitled to receive from the borrower any payments of interest and dividends received on loaned securities during the loan term. The agreements require a minimum of 102% of the fair value of the loaned securities to be held as collateral. Cash collateral is invested by the custodial bank in investment-grade securities, which are included in the total investments of the Company. Additionally, the Company may receive non-cash collateral, which would be recorded off-balance sheet. As of December 31, 2017 and 2016, the fair value of the securities received as collateral and recorded off-balance sheet is $43 million and $331 million, respectively. The Company recognizes loaned securities in available-for-sale investments. A securities lending payable is recorded in other liabilities for the amount of cash collateral received. Net income received from securities lending activities is included in net investment income. As of December 31, 2017 and 2016, the fair value of loaned securities was $348 million and $541 million, respectively.

For investments in certain residential and commercial mortgage-backed securities, the Company recognizes income and amortizes discounts and premiums using the effective-yield method, based on prepayment assumptions and the estimated economic life of the securities. When actual prepayments differ significantly from estimated prepayments, the effective-yield is recalculated to reflect actual payments to date and anticipated future payments. Any resulting adjustment is included in net investment income in the period the estimates are revised. All other investment income is recorded using the effective-yield method without anticipating the impact of prepayments.

The Company periodically reviews its available-for-sale securities to determine if any decline in fair value to below amortized cost is other-than-temporary. Factors considered in determining whether a decline is other-than-temporary include the length of time a security has been in an unrealized loss position, the severity of the unrealized loss, reasons for the decline in value and expectations for the amount and timing of a recovery in fair value.

In assessing corporate debt securities for other-than-temporary impairment (“OTTI”), the Company evaluates the ability of the issuer to meet its debt obligations, the value of the company or specific collateral securing the debt, the Company’s intent to sell the security and whether it is more likely than not the Company will be required to sell the security before the recovery of its amortized cost basis. The Company evaluates U.S. government and agencies and obligations of states and political subdivisions securities for OTTI by examining similar characteristics.

Mortgage-backed securities are assessed for impairment using default estimates based on loan level data, where available. Where loan level data is not available, a proxy based on collateral characteristics is used. The impairment assessment considers loss severity as a function of multiple factors, including unpaid balance, interest rate, mortgage insurance ratios, assessed property value at origination, change in property value, loan-to-value (“LTV”) ratio at origination and prepayment speeds. Cash flows generated by the collateral are then utilized, along with consideration of the instrument’s position in the overall structure, to determine cash flows associated with the security.

11

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2017, 2016 and 2015 Consolidated Financial Statements

Certain asset-backed securities are assessed for impairment using expected cash flows based on various inputs, including default estimates based on the underlying corporate securities, historical and forecasted loss severities or other market inputs when recovery estimates are not feasible. When the collateral is regional bank and insurance company trust preferred securities, default estimates used to estimate cash flows are based on U.S. Bank Rating service data and broker research.

The Company evaluates its intent to sell on an individual security basis. OTTI losses on securities when the Company does not intend to sell the security and it is not more likely than not it will be required to sell the security prior to recovery of the security’s amortized cost basis are bifurcated, with the credit related portion of the impairment loss being recognized in results of operations and the non-credit related portion of the impairment loss and any subsequent changes in the fair value of those debt securities being recognized in other comprehensive income, net of applicable taxes and other offsets. To estimate the credit related portion of an impairment loss recognized in results of operations, the Company considers the present value of the cash flows. To the extent that the present value of cash flows generated by a debt security is less than the amortized cost, an OTTI is recognized through results of operations.

It is possible that further declines in fair values of such investments, or changes in assumptions or estimates of anticipated recoveries and/or cash flows, may cause further OTTI, which could be significant.

The Company invests in fixed maturity securities that could qualify as VIEs, including corporate securities, mortgage-backed securities and asset-backed securities. The Company is not the primary beneficiary of these securities as the Company does not have the power to direct the activities that most significantly impact the entities’ performance. The Company’s potential loss is limited to the carrying values of these securities. There are no liquidity arrangements, guarantees or other commitments by third parties that affect the fair value of the Company’s interest in these assets.

Mortgage loans, net of allowance. The Company holds commercial mortgage loans that are collateralized by properties throughout the U.S. These mortgage loans are categorized into the following property types: office, industrial, retail, hotel, apartment and other. Mortgage loans held-for-investment are held at amortized cost less a valuation allowance for losses.

As part of the underwriting process, specific guidelines are followed to ensure the initial quality of each new mortgage loan. Third-party appraisals are obtained to support loaned amounts, as the loans are usually collateral dependent.

The collectability of a mortgage loan is based on the ability of the borrower to repay and/or the value of the underlying collateral. The Company’s commercial mortgage loans are typically structured with balloon payment maturities, exposing the Company to risks associated with the borrower’s ability to make the balloon payment upon maturity of such loan or refinance the property.

Mortgage loans require a loan-specific reserve when, based on current information and events, the value of the property collateral is determined to be less than the current carrying value and it is probable that the Company will be unable to collect all amounts due pursuant to the contractual terms of the loan agreement. When management determines that a mortgage loan requires a loan-specific reserve, a provision for loss is established equal to the difference between the carrying value and either the fair value of the collateral less costs to sell or the present value of expected future cash flows, discounted at such loan’s effective interest rate. Loan-specific reserve charges are recorded in net realized investment gains and losses. In the event a loan-specific reserve charge is reversed, the recovery is also recorded in net realized investment gains and losses.

In addition to the loan-specific reserves, the Company maintains a non-specific reserve based primarily on property type, loan-to-value and loan surveillance categories. This non-specific reserve reflects management’s best estimates of probable losses inherent in the portfolio for mortgage loans without specific reserves as of the balance sheet date. Management’s periodic evaluation of the adequacy of the non-specific reserve is based on historical loan loss experience, the composition of the loan portfolio, current economic conditions and other relevant factors. Non-specific reserve changes are recorded in net realized investment gains and losses.

Management evaluates the credit quality of individual commercial mortgage loans and the portfolio as a whole through a number of loan quality measurements, including but not limited to LTV and debt service coverage (“DSC”) ratios. The LTV ratio is calculated as a ratio of the amortized cost of a loan to the estimated value of the underlying collateral. DSC is the amount of cash flow generated by the underlying collateral of the mortgage loan available to meet periodic interest and principal payments of the loan. These loan quality measurements contribute to management’s assessment of relative credit risk in the commercial mortgage loan portfolio. Based on underwriting criteria and ongoing assessment of the properties’ performance, management believes the amounts, net of valuation allowance, are collectible. This process identifies the risk profile and potential for loss individually and in the aggregate for the commercial mortgage loan portfolios. These factors are updated and evaluated at least annually.

12

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2017, 2016 and 2015 Consolidated Financial Statements

Interest income on performing mortgage loans is recognized in net investment income over the life of the loan using the effective-yield method. Loans in default or in the process of foreclosure are placed on non-accrual status. Interest on non-accrual status mortgage loans is included in net investment income in the period collected. Loans are restored to accrual status when the principal and interest is current and it is determined the future principal and interest payments are probable or when the loan is modified. Loans are considered delinquent when contractual payments are 90 days past due.

Policy loans. Policy loans, which are collateralized by the related insurance policy, are held at the outstanding principal balance and do not exceed the net cash surrender value of the policy. As such, no valuation allowance for policy loans is required.

Short-term investments. Short-term investments consist primarily of highly liquid mutual funds and government agency discount notes with maturities of twelve months or less at acquisition. The Company and various affiliates maintain agreements with Nationwide Cash Management Company (“NCMC”), an affiliate, under which NCMC acts as a common agent in handling the purchase and sale of short-term securities for the respective accounts of the participants. Amounts on deposit with NCMC for the benefit of the Company are included in short-term investments on the consolidated balance sheets. The Company carries short-term investments at fair value.

Other investments. Other investments consist primarily of alternative investments in hedge funds, private equity funds, private and emerging market debt funds, tax credit funds and real estate partnerships accounted for under the equity method, as well as trading securities, equity securities and capital stock with the FHLB. The Company applies mark-to-market accounting to trading securities and recognizes changes in fair value in net realized investment gains and losses.

The Company holds alternative investments as described above and applies the equity method of accounting to these investments as it does not have a controlling financial interest. The Company recognizes income or losses from equity method investments in net investment income. These equity method investments are reviewed for impairment whenever events or changes in circumstances indicate that the carrying value of the investment might not be recoverable. The Company’s unfunded commitments related to alternative investments were $787 million and $495 million as of December 31, 2017 and 2016, respectively. The carrying value of alternative investments was $582 million and $362 million as of December 31, 2017 and 2016, respectively.

In the normal course of business, the Company has relationships with VIEs. If the Company determines that it has a variable interest and is the primary beneficiary, it consolidates the VIE. The Company is the primary beneficiary if the Company has the power to direct the activities of the VIE that most significantly impact the economic performance of the entity and the obligation to absorb losses or receive benefits from the entity that could be potentially significant to the VIE. This determination is based on a review of the entity’s contract and other deal-related information, such as the entity’s equity investment at risk, decision-making abilities, obligations to absorb economic risks and right to receive economic rewards of the entity.

Consolidated VIEs are primarily made up of tax credit funds whereby the Company serves as the managing member and has guaranteed after-tax benefits to third party investors. The Company has sold $1.7 billion and $1.5 billion in tax credit funds to unrelated third parties as of December 31, 2017 and 2016, respectively. These guaranteed after-tax benefits are provided through periods ending in 2036 and are in effect for periods of approximately 15 years each. The tax credit funds provide a stream of tax benefits to the investors that will generate a yield and return of capital. If the tax benefits are not sufficient to provide these cumulative after-tax yields, the Company must fund any shortfall. The maximum amount of undiscounted future payments that the Company could be required to pay the investors under the terms of the guarantees is $987 million, but the Company does not anticipate making any material payments related to the guarantees. The Company’s risks are mitigated in the following ways: (1) the Company has the right to buyout the equity related to the guarantee under certain circumstances, (2) the Company may replace underperforming properties to mitigate exposure to guarantee payments, (3) the Company oversees the asset management of the deals and (4) changes in tax laws are explicitly excluded from the Company’s guarantees of after-tax benefits.

13

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2017, 2016 and 2015 Consolidated Financial Statements

Net assets (controlling and noncontrolling interests) of all consolidated VIEs totaled $738 million and $667 million as of December 31, 2017 and 2016, respectively, and are included within the consolidated balance sheets primarily as other investments of $680 million, other assets of $189 million and other liabilities of $158 million as of December 31, 2017, and other investments of $614 million, other assets of $77 million and other liabilities of $67 million as of December 31, 2016. The Company’s general credit is not exposed to the creditors or beneficial interest holders of these consolidated VIEs. The results of operations and financial positions of each VIE for which the Company is the primary beneficiary, as well as the corresponding noncontrolling interests, are recorded in the consolidated financial statements. Ownership interests held by unrelated third parties in the consolidated VIEs are presented as noncontrolling interests in the equity section of the consolidated financial statements. Losses attributable to noncontrolling interests are excluded from the net income attributable to the Company on the consolidated statements of operations.

The Company is not required and does not intend to provide financial or other support outside of contractual requirements to any VIE.

Derivative Instruments

The Company uses derivative instruments to manage exposures and mitigate risks primarily associated with interest rates, equity markets and foreign currency. These derivative instruments primarily include interest rate swaps, futures contracts and options. All derivative instruments are held at fair value and are reflected as other assets or liabilities in the consolidated balance sheets.

The fair value of derivative instruments is determined using various valuation techniques relying predominantly on observable market inputs. These inputs include interest rate swap curves, credit spreads, interest rates, counterparty credit risk, equity volatility and equity index levels. In cases where observable inputs are not available, the Company will utilize non-binding broker quotes to determine fair value, and these instruments are classified accordingly in the fair value hierarchy. Price movements of these broker quotes are subject to validation and require approval from the Company’s management. Management uses models to internally value the instruments for comparison to the values received through broker quotes.

For derivatives that are not designated for hedge accounting, the gain or loss on the derivative is recognized in net realized investment gains and losses.

For derivative instruments that are designated and qualify for cash flow hedge accounting, the effective portion of the gain or loss on the derivative instrument is reported as a component of AOCI and reclassified into results of operations in the same period or periods that the hedged transaction impacts results of operations. The ineffective portion of the derivative’s change in value, if any, along with any of the derivative’s change in value that is excluded from the assessment of hedge effectiveness, are recorded in net realized investment gains and losses.

The Company’s derivative transaction counterparties are generally financial institutions. To reduce the credit risk associated with open contracts, the Company enters into master netting agreements, which permit the closeout and netting of transactions with the same counterparty upon the occurrence of certain events. In addition, the Company attempts to reduce credit risk by obtaining collateral from counterparties. The determination of the need for and the levels of collateral vary based on an assessment of the credit risk of the counterparty. The Company accepts collateral in the forms of cash and marketable securities. Non-cash collateral received is recorded off-balance sheet.

Fair Value Measurements

Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Fair value measurements are based upon observable and unobservable inputs. Observable inputs reflect market data obtained from independent sources, while unobservable inputs reflect the Company’s view of market assumptions in the absence of observable market information. The Company utilizes valuation techniques that maximize the use of observable inputs and minimize the use of unobservable inputs. In determining fair value, the Company uses various methods, including market, income and cost approaches.

The Company categorizes its financial instruments into a three-level hierarchy based on the priority of the inputs to the valuation technique. The fair value hierarchy gives the highest priority to quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). If the inputs used to measure fair value fall within different levels of the hierarchy, the category level is based on the lowest priority level input that is significant to the fair value measurement of the instrument in its entirety.

14

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2017, 2016 and 2015 Consolidated Financial Statements

The Company categorizes assets and liabilities held at fair value in the consolidated balance sheets as follows:

Level 1. Unadjusted quoted prices accessible in active markets for identical assets or liabilities at the measurement date and mutual funds, where the value per share (unit) is determined and published daily and is the basis for current transactions.

Level 2. Unadjusted quoted prices for similar assets or liabilities in active markets or inputs (other than quoted prices) that are observable or that are derived principally from or corroborated by observable market data through correlation or other means. Primary inputs to this valuation technique may include comparative trades, bid/asks, interest rate movements, U.S. Treasury rates, London Interbank Offered Rate (“LIBOR”), prime rates, cash flows, maturity dates, call ability, estimated prepayments and/or underlying collateral values.

Level 3. Prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement. Inputs reflect management’s best estimates of the assumptions market participants would use at the measurement date in pricing the asset or liability. Consideration is given to the risk inherent in both the method of valuation and the valuation inputs.

The Company reviews its fair value hierarchy classifications for assets and liabilities quarterly. Changes in the observability of significant valuation inputs identified during these reviews may trigger reclassifications. Reclassifications are reported as transfers at the beginning of the period in which the change occurs.

Fair Value Option. The Company assesses the fair value option election for newly acquired assets or liabilities on a prospective basis. There are no material assets or liabilities for which the Company has elected the fair value option.

Cash and Cash Equivalents

Cash and cash equivalents include highly liquid investments with original maturities of less than three months.

Goodwill

In connection with business acquisitions, the Company recognizes goodwill as the excess of the purchase price or fair value of consideration exchanged over the fair values of tangible assets acquired, liabilities assumed and separately identified intangible assets. Goodwill is not amortized, but is evaluated for impairment at the reporting unit level annually or on an interim basis, in addition to the annual evaluation, if an event occurs or circumstances change which would more likely than not reduce the fair value of a reporting unit below its carrying amount. If a reporting unit’s fair value is less than its carrying value, the Company will calculate implied goodwill. Goodwill is impaired at the reporting unit level if its carrying value exceeds the implied value of its goodwill.

The process of evaluating goodwill for impairment requires several judgments and assumptions to be made to determine the fair value of the reporting units, including the method used to determine fair value, discount rates, expected levels of cash flows, revenues and results of operations, and the selection of comparable companies used to develop market-based assumptions. The carrying value of goodwill was $269 million and $200 million as of December 31, 2017 and 2016, respectively, and is included in other assets in the consolidated balance sheets. There were no impairments to goodwill as of December 31, 2017 and 2016. Total additions to goodwill was $69 million for the year ended December 31, 2017 and there was no addition to goodwill for the year ended December 31, 2016.

Closed Block

In connection with the sponsored demutualization of Provident Mutual Life Insurance Company (“Provident”) prior to its acquisition by the Company, Provident established a closed block for the benefit of certain classes of individual participating policies that had a dividend scale payable in 2001. Assets were allocated to the closed block in an amount that produces cash flows which, together with anticipated revenues from closed block business, is reasonably expected to be sufficient to provide for (1) payment of policy benefits, specified expenses and taxes, and (2) the continuation of dividends throughout the life of the Provident policies included in the closed block based upon the dividend scales payable for 2001, if the experience underlying such dividend scales continues.

Assets allocated to the closed block benefit only the holders of the policies included in the closed block and will not revert to the benefit of the Company. No reallocation, transfer, borrowing or lending of assets can be made between the closed block and other portions of the Company’s general account, any of its separate accounts, or any affiliate of the Company without the approval of the Pennsylvania Insurance Department and the Ohio Department of Insurance (“ODI”). The closed block will remain in effect as long as any policy in the closed block is in force.

15

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2017, 2016 and 2015 Consolidated Financial Statements

If, over time, the aggregate performance of the closed block assets and policies is better than was assumed in funding the closed block, dividends to policyholders will increase. If, over time, the aggregate performance of the closed block assets and policies is less favorable than was assumed in the funding, dividends to policyholders could be reduced. If the closed block has insufficient funds to make guaranteed policy benefit payments, such payments will be made from the Company’s assets outside of the closed block, which are general account assets.

The assets and liabilities allocated to the closed block are recorded in the Company’s consolidated financial statements on the same basis as other similar assets and liabilities. The carrying amount of closed block liabilities in excess of the carrying amount of closed block assets at the date Provident was acquired by the Company represents the maximum future earnings from the assets and liabilities designated to the closed block that can be recognized in income, for the benefit of stockholders, over the period the policies in the closed block remain in force.

If actual cumulative earnings exceed expected cumulative earnings, the expected earnings are recognized in income. This is because the excess actual cumulative earnings over expected cumulative earnings, which represents undistributed accumulated earnings attributable to policyholders, is recorded as a policyholder dividend obligation. Therefore, the excess will be paid to closed block policyholders as an additional policyholder dividend expense in the future, unless it is otherwise offset by future performance of the closed block that is less favorable than originally expected. If actual cumulative performance is less favorable than expected, actual earnings will be recognized in income.

The principal cash flow items that affect the amount of closed block assets and liabilities are premiums, net investment income, purchases and sales of investments, policyholder benefits, policyholder dividends, premium taxes and income taxes. The principal income and expense items excluded from the closed block are management and maintenance expenses, commissions and net investment income and realized gains and losses on investments held outside of the closed block that support the closed block business, all of which enter into the determination of total gross margins of closed block policies. See Note 11 for further disclosure.

Separate Accounts

Separate account assets and liabilities represent contractholders’ funds that have been legally segregated into accounts with specific investment objectives. In the separate account, investment income and gains and losses on investments accrue directly to, and investment risk is borne by, the contractholder. Separate account assets are recorded at fair value, with the value of separate account liabilities set to equal the fair value of separate account assets. Separate account assets are primarily comprised of public, privately-registered and non-registered mutual funds, whose fair value is primarily based on the funds’ net asset value (“NAV”). Other separate account assets are recorded at fair value based on the methodology that is applicable to the underlying assets.

Federal Income Taxes

The Company recognizes deferred tax assets and liabilities for the expected future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases, net operating losses and tax credit carryforwards. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income or loss in the years in which those temporary differences are expected to be recovered or settled. Under this method, the effect on deferred tax assets and liabilities due to a change in tax rates is recognized in income in the period that includes the enactment date. Valuation allowances are recorded to reduce a deferred tax asset to the amount expected to be realized. Interest expense and any associated penalties which relate to tax years still subject to review by the Internal Revenue Service (“IRS”) are recorded as income tax expenses.

The Company provides for federal income taxes based on amounts the Company believes it ultimately will owe. Inherent in the provision for federal income taxes are estimates regarding the deductibility of certain items and the realization of certain tax credits. In the event the ultimate deductibility of certain items or the realization of certain tax credits differs from estimates, the Company may be required to change the provision for federal income taxes recorded in the consolidated financial statements, which could be significant.

Tax reserves are reviewed regularly and are adjusted as events occur that the Company believes impact its liability for additional taxes, such as the lapsing of applicable statutes of limitations, conclusion of tax audits or substantial agreement with taxing authorities on the deductibility/nondeductibility of uncertain items, additional exposure based on current calculations, identification of new issues, release of administrative guidance or rendering of a court decision affecting a particular tax issue. The Company believes its tax reserves reasonably provide for potential assessments that may result from IRS examinations and other tax-related matters for all open tax years.

16

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2017, 2016 and 2015 Consolidated Financial Statements

On December 22, 2017, the Tax Cuts and Jobs Act (“the Act”) was signed into law and is effective January 1, 2018. Impacts to the Company include a reduction in the corporate tax rate from 35% to 21%, repeal of the corporate alternative minimum tax (“AMT”) and other changes to the corporate tax rules. Upon the enactment of these tax law changes, the Company remeasured deferred tax assets and liabilities and assessed its investment portfolio for impairment. As a result of the Act, the Company recognized $530 million of federal income tax benefit and immaterial net realized investment loss in the statement of operations for the year ended December 31, 2017. Additional provisions of the Act will apply to taxable years beginning after December 31, 2017, but were not effective as of the enactment date. Certain of these provisions, which include a reduced dividends received deduction, may adversely affect the Company’s future effective tax rate, taxable income and income tax expense.

Under the Act, the Company can continue to use AMT credit carryforwards to offset tax liability. To the extent that AMT credit carryovers exceed tax liabilities, 50% of the excess AMT credit carryovers are refundable prior to 2021. Any remaining AMT credits will be fully refundable in 2021. As a result, the Company has reclassified $253 million of AMT credit carryforwards, net of government fees of $11 million, as an income tax receivable.

The valuation of deferred tax assets and liabilities related to life insurance reserves based on changes in the Act reflects the Company’s best estimates and assumptions at this time. The Company is in the process of finalizing inputs to these valuations, which includes further analysis on estimates within life insurance reserves; thus, the provisional measurements of deferred tax assets and liabilities are subject to change. These valuations will be finalized in 2018. The Company has recorded $134 million of provisional amounts in both deferred tax assets and deferred tax liabilities. There is no impact to net deferred tax liabilities.

Refer to Note 7 and Note 14 for additional discussion on the impact of the Act on the Company’s investments and federal income taxes, respectively.

The Company files with the NMIC consolidated federal income tax return.

Participating Business

Participating business, which refers to policies that participate in profits through policyholder dividends, represented approximately 3% of the Company’s life insurance in force in 2017, 2016 and 2015 and 31% of the number of life insurance policies in force in 2017 (33% in 2016 and 35% in 2015). The provision for policyholder dividends was based on the respective year’s dividend scales and has been included in future policy benefits and claims in the consolidated balance sheets.

Subsequent Events

The Company evaluated subsequent events through February 28, 2018, the date the consolidated financial statements were issued.

(3)	Recently Issued Accounting Standards

Adopted Accounting Standards

On January 1, 2017, the Company adopted ASU 2015-09, Financial Services- Insurance: Disclosures about Short-Duration Contracts, which amends ASC 944, Financial Services-Insurance, on short duration insurance contracts. This guidance requires additional disclosures of disaggregated incurred and paid claims development information, as well as any significant changes in methodologies or assumptions and claims frequency. The adoption of this guidance had no material impact on the Company’s consolidated financial statements.

On January 1, 2017, the Company adopted ASU 2016-05, Derivatives and Hedging: Effect of Derivative Contract Novations on Existing Hedge Accounting Relationships. The update clarifies that a change in the hedging derivative’s counterparty does not by itself trigger de-designation of a hedging relationship, provided that all other hedge accounting criteria continue to be met. The adoption of this guidance had no material impact on the Company’s consolidated financial statements.

On January 1, 2017, the Company adopted ASU 2016-06, Derivatives and Hedging: Contingent Put and Call Options in Debt Instruments. The update clarifies that in assessing whether an embedded contingent put or call option is clearly and closely related to the debt host, an entity is required to perform only the four-step decision sequence as amended by the ASU. Consequently, the Company does not have to separately assess whether the event that triggers its ability to exercise the contingent option is itself indexed only to interest rates or credit risk. The adoption of this guidance had no impact on the Company’s consolidated financial statements.

17

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2017, 2016 and 2015 Consolidated Financial Statements

On January 1, 2017, the Company adopted ASU 2016-07, Equity Method and Joint Ventures: Simplifying the Transition to the Equity Method of Accounting. The update simplifies the equity method of accounting by eliminating the requirement to retrospectively apply the equity method to an investment that subsequently qualified for such accounting as a result of an increase in the level of ownership interest or degree of influence. Consequently, when an investment qualifies for the equity method, the cost of acquiring the additional interest in the investee is added to the current basis of the investor’s previously held interest, and the equity method is applied subsequently from the date on which the investor obtains the ability to exercise significant influence over the investee. Unrealized holding gains or losses in AOCI related to an available-for-sale security that becomes eligible for the equity method are recognized in earnings as of the date on which the investment qualifies for the equity method. The adoption of this guidance had no material impact on the Company’s consolidated financial statements.

On January 1, 2017, the Company adopted ASU 2016-17, Interests Held through Related Parties That Are under Common Control. The update amends existing GAAP consolidations guidance by requiring a reporting entity to evaluate its indirect economic interest in a VIE held through a related party under common control on a proportionate basis. The adoption of this guidance had no impact on the Company’s consolidated financial statements.

On February 14, 2018, the FASB issued ASU 2018-02, Reclassification of Certain Tax Effects from Accumulated Other Comprehensive Income, which allows for the option to reclassify the stranded tax effects resulting from the Act from AOCI to retained earnings. The Company early adopted this guidance by applying a cumulative effect adjustment to the consolidated balance sheet, effective December 31, 2017. This resulted in an increase in AOCI of $232 million and a decrease in retained earnings of $232 million.

Pending Accounting Standards

In May 2014, the FASB issued ASU 2014-09, Revenue from Contracts with Customers. The amended guidance develops a single standard to recognize revenue when the identified performance obligation is satisfied. In August 2015, the FASB issued ASU 2015-14, Deferral of the Effective Date, which deferred the effective date of ASU 2014-09 by one year for all entities. In March, April and May 2016, the FASB issued ASU 2016-08, Revenue from Contracts with Customers: Principal versus Agent Considerations (Reporting Revenue Gross versus Net), ASU 2016-10, Revenue from Contracts with Customers: Identifying Performance Obligations and Licenses, and ASU 2016-12, Revenue from Contracts with Customers: Narrow Scope Improvements and Practical Expedients, respectively. These amendments clarify guidance on transition, collectability, noncash consideration and the presentation of sales taxes and other similar taxes. In December 2016, the FASB issued ASU 2016-20, Technical Corrections and Improvements to Topic 606, Revenue from Contracts with Customers. The amended guidance provides clarification and correction of unintended application of ASU 2014-09, Revenue from Contracts with Customers. The Company will adopt ASU 2014-09, 2016-08, 2016-10, 2016-12 and 2016-20 for annual periods beginning January 1, 2018. Adoption of the above guidance will not have a material impact on the Company’s consolidated financial statements.

In January 2016, the FASB issued ASU 2016-01, Financial Instruments – Overall: Recognition and Measurement of Financial Assets and Liabilities. The amended guidance primarily affects the accounting for equity investments, financial liabilities under the fair value option, and the presentation and disclosure requirements for financial instruments. In addition, the FASB clarified guidance related to the valuation allowance assessment when recognizing deferred tax assets resulting from unrealized losses on available-for-sale debt securities. The Company will adopt the ASU for annual periods beginning January 1, 2018. The adoption of this guidance will not have a material impact on the Company’s consolidated financial statements.

In February 2016, the FASB issued ASU 2016-02, Leases Section A – Leases. The amended guidance introduces a new standard on leases that requires recognition of assets and liabilities arising from all leasing arrangements on the balance sheet. The Company will adopt the ASU for annual periods beginning January 1, 2019. The adoption of this guidance will not have a material impact on the Company’s consolidated financial statements.

In June 2016, the FASB issued ASU 2016-13, Financial Instruments – Credit Losses: Measurement of Credit Losses on Financial Instruments. The guidance introduces a new approach for recognizing credit losses on financial instruments based on an estimate of current expected credit losses. It also modifies the impairment model for available-for-sale debt securities and provides for a simplified accounting model for purchased financial assets with credit deterioration since their origination. The Company will adopt the ASU for annual periods beginning January 1, 2020. The Company is currently in the process of determining the impact of adoption.

18

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2017, 2016 and 2015 Consolidated Financial Statements

In August 2016, the FASB issued ASU 2016-15, Statement of Cash Flows: Classification of Certain Cash Receipts and Cash Payments (a Consensus of the Emerging Issues Task Force). The amended guidance clarifies how certain transactions should be classified in the statement of cash flows. The Company will adopt the ASU for annual periods beginning January 1, 2018. The adoption of this guidance will not have a material impact on the Company’s consolidated financial statements.

In August 2017, the FASB issued ASU 2017-12, Derivatives and Hedging: Targeted Improvements to Accounting for Hedging Activities. The amendments expand hedge accounting for nonfinancial and financial risk components and revise the measurement methodologies to better align with an organization’s risk management activities. In addition, the amendments reduce complexity by simplifying the manner in which assessments of hedge effectiveness may be performed. The guidance is effective for interim and annual periods beginning after December 15, 2018 and should be applied on a modified retrospective basis. Early adoption is permitted. The Company is currently evaluating the impact of the standard on its consolidated results of operations and financial condition.

(4)	Business Combinations

On March 1, 2017 (“acquisition date”), the Company completed its acquisition of JNF. The Company acquired 100% of the stock of JNF for a total consideration of $201 million in cash. As a result of the acquisition, JNF and its subsidiaries became wholly-owned subsidiaries of Nationwide. JNF, based in Louisville, Kentucky, is a distributor of tax-advantaged investing solutions for registered investment advisors, fee-based advisors and the clients they serve. JNF’s wholly-owned subsidiaries include Jefferson National Life Insurance Company (“JNL”), Jefferson National Life Insurance Company of New York (“JNLNY”) and Jefferson National Securities Corporation (“JNSC”). JNL and JNLNY are licensed to underwrite both fixed and variable annuity products. JNSC is a registered broker-dealer.

The following table summarizes the consideration paid for JNF and the fair values of the assets acquired and liabilities assumed as of the acquisition date:

(in millions)
Assets
Total investments	$512
Cash and cash equivalents	15
Accrued investment income	4
Reinsurance recoverables, net of allowance[1]	487
Goodwill[1]	69
Other intangibles[1,2]	80
Other assets	6
Separate account assets	4,349

Total assets acquired	$5,522

Liabilities
Future policy benefits and claims	$696
Long-term debt	95
Other liabilities	181
Separate account liabilities	4,349

Total liabilities assumed	$5,321

Total consideration	$201

1	Included in other assets in the consolidated balance sheets.
2	Primarily includes valuation of business acquired.

As a result of the JNF acquisition, the Company recorded goodwill representing the excess of the fair value of consideration exchanged over the fair value of tangible assets acquired, liabilities assumed and separately identified intangible assets.

The determination of fair value of the assets acquired, liabilities assumed and purchase consideration reflects the

Company’s best estimates and assumptions. The Company is in the process of finalizing valuations of certain intangible assets as integration efforts of JNF are not yet completed; thus, the provisional measurements of intangible assets and goodwill are subject to change.

19

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2017, 2016 and 2015 Consolidated Financial Statements

The following table presents unaudited financial information regarding JNF operations included in the Company’s consolidated statements of operations from the acquisition date to the period ending December 31, 2017. The following table also presents unaudited pro forma information as if JNF had been included in the consolidated results of the Company for the entire years ended December 31, 2017, 2016 and 2015. The pro forma information combines the historical consolidated results of the Company and JNF for the periods presented.

	Actual from acquisition date through	Pro forma for twelve months ended December 31,
(in millions)	December 31, 2017	2017	2016	2015
Revenue	$26	$5,619	$5,072	$5,113
Net Income (Loss)	(6)	1,310	783	935

20

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2017, 2016 and 2015 Consolidated Financial Statements

(5)	Certain Long-Duration Contracts

Variable Annuity Contracts

The Company provides various forms of guarantees to benefit the related contractholders of variable annuity contracts issued through general and separate accounts. The primary guarantee types include GMDB and GLWB.

The GMDB, offered on variable annuity contracts, provides a specified minimum return upon death. Many of these death benefits are spousal, whereby a death benefit will be paid upon death of the first spouse. The survivor has the option to terminate the contract or continue it by having the death benefit paid into the contract and having a second death benefit paid upon the survivor’s death.

The GLWB, primarily offered in the Company’s Lifetime Income products, are living benefits that provide for enhanced retirement income security without the liquidity loss associated with annuitization. The withdrawal rates vary based on the age when withdrawals begin and are applied to a benefit base to determine the guaranteed lifetime income amount available to a contractholder. The benefit base is equal to the variable annuity premium at contract issuance and may increase as a result of a feature driven by minimum return and contract duration.

Other guarantee types the Company previously offered include guaranteed minimum accumulation benefits (“GMAB”) and guaranteed minimum income benefits (“GMIB”). The GMAB is a living benefit that provides the contractholder with a guaranteed return of deposits, adjusted proportionately for withdrawals, after a specified time period (5, 7 or 10 years). The GMIB is a living benefit that provides the contractholder with a guaranteed annuitization stream of income. The separate account value subject to GMAB was $291 million and $359 million for the years ended December 31, 2017 and December 31, 2016, respectively. The net amount at risk, general account value and reserve balances for GMAB were immaterial as of December 31, 2017 and 2016. The separate account value subject to GMIB was $355 million and $347 million for the years ended December 31, 2017 and December 31, 2016, respectively. The general account value subject to GMIB was $46 million and $47 million as of December 31, 2017 and 2016, respectively. The net amount at risk and reserve balances for GMIB were immaterial as of December 31, 2017 and 2016. Paid claims for GMAB and GMIB were immaterial for the years ended December 31, 2017 and 2016.

The following table summarizes information regarding variable annuity contracts with GMDB and GLWB invested in general and separate accounts, as of the dates indicated (a contract may contain multiple guarantees):

	December 31, 2017				December 31, 2016
(in millions)	General account value	Separate account value	Net amount at risk[1]	Average age[2]	General account value	Separate account value	Net amount at risk[1]	Average age[2]
Contracts with GMDB:
Return of net deposits	$842	$32,313	$16	67	$922	$27,459	$76	66
Minimum return or anniversary contract value	1,764	33,337	347	71	1,813	31,380	555	71

Total contracts with GMDB	$2,606	$65,650	$363	69	$2,735	$58,839	$631	69

Contracts with GLWB:
Minimum return or anniversary contract value	$84	$39,183	$104	68	$149	$34,974	$166	67

1	Net amount at risk is calculated on a policy-level basis and equals the respective guaranteed benefit less the account value (or zero if the account value exceeds the guaranteed benefit).
2	Represents the weighted average attained age of contractholders at the respective date.

The following table summarizes the reserve balances for the primary guarantees on variable annuity contracts, as of the dates indicated:

	December 31,
(in millions)	2017	2016
GMDB	$164	$170
GLWB	$300	$297

21

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2017, 2016 and 2015 Consolidated Financial Statements

During 2017, the Company recognized an increase in the liability for future policy benefits and claims in conjunction with the annual comprehensive review of assumptions for guarantees on variable annuity contracts, primarily related to the Company’s assumptions related to expected policyholder behavior. For the year ended December 31, 2017, the updated assumptions resulted in an increase to life insurance benefits and claims of $32 million and lower amortization of DAC of $10 million.

During 2016, the Company recognized an increase in the liability for future policy benefits and claims in conjunction with the annual comprehensive review of assumptions for guarantees on variable annuity contracts, primarily related to the Company’s assumptions related to lapses, mortality, interest rates and market rates of return. For the year ended December 31, 2016, the updated assumptions resulted in an increase to life insurance benefits and claims of $62 million and lower amortization of DAC of $21 million.

During 2015, the Company recognized a net decrease in the liability for future policy benefits and claims in conjunction with the annual comprehensive review of assumptions, primarily related to the Company’s assumptions of participant benefit utilization of the net settlement option within the GLWB. The Company updated its estimate to reduce expected utilization of the net settlement option. For the year ended December 31, 2015, the change in estimate resulted in net realized investment gains of $187 million, an increase to life insurance benefits and claims of $164 million and lower amortization of DAC of $28 million.

Paid claims for GMDB were $14 million and $36 million for the years ended December 31, 2017 and 2016, respectively. Paid claims for GLWB were immaterial for the years ended December 31, 2017 and 2016.

The following table summarizes the account balances of deferred variable annuity contracts with guarantees invested in separate accounts, as of the dates indicated:

	December 31,
(in millions)	2017	2016
Mutual funds:
Bond	$7,167	$5,986
Domestic equity	53,617	48,824
International equity	3,874	3,010

Total mutual funds	$64,658	$57,820
Money market funds	992	1,019

Total[1]	$65,650	$58,839

1	Excludes $40.0 billion and $30.2 billion as of December 31, 2017 and 2016, respectively, of separate account assets not related to deferred variable annuity contracts with guarantees, primarily attributable to retirement plan, variable universal life and COLI products.

Fixed Indexed Annuity Contracts

The Company offers fixed indexed annuity products with an enhanced GMDB and GLWB. As of December 31, 2017 and 2016, the fixed indexed annuity general account value was $9.8 billion and $5.3 billion, respectively. This includes $351 million and $230 million of general account value relating to contracts with the enhanced GMDB and $3.7 billion and $2.5 billion of general account value relating to contracts with GLWB as of December 31, 2017 and 2016, respectively. These enhanced GMDB reserves were immaterial and GLWB reserves were $31 million and $19 million as of December 31, 2017 and 2016, respectively. The net amount at risk for these guarantees was immaterial as of December 31, 2017 and 2016. Paid claims on contracts with these guarantees were immaterial for the years ended December 31, 2017 and 2016.

The Company conducts an annual comprehensive review of assumptions for fixed indexed annuity guarantees. For the years ended December 31, 2017, 2016 and 2015, the updated assumptions resulted in an immaterial change to life insurance benefits and claims and amortization of DAC.

Universal and Variable Universal Life Insurance Contracts

The Company offers certain universal and variable universal life insurance products with no-lapse guarantees. These no-lapse guarantees provide that a policy will not lapse so long as the policyholder makes minimum premium payments. The reserve balances on these guarantees were $915 million and $710 million as of December 31, 2017 and 2016, respectively. Paid claims on these guarantees were immaterial for the years ended December 31, 2017 and 2016.

22

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2017, 2016 and 2015 Consolidated Financial Statements

During 2017, the Company recognized an increase in the liability for future policy benefits and claims in conjunction with the annual comprehensive review of assumptions for universal and variable universal life insurance contracts with no-lapse guarantees, primarily related to the Company’s assumptions related to expected policyholder renewal premiums. For the year ended December 31, 2017, the updated assumptions resulted in an increase to life insurance benefits and claims of $42 million and lower amortization of DAC and other related balances of $22 million.

During 2016, the Company recognized an increase in the liability for future policy benefits and claims in conjunction with the annual comprehensive review of assumptions for the no-lapse guarantees, primarily related to the Company’s assumptions related to lapses, mortality and economic scenario expectations. For the year ended December 31, 2016, the updated assumptions resulted in an increase to life insurance benefits and claims of $21 million and lower amortization of DAC and other related balances of $9 million.

During 2015, the Company completed its annual comprehensive review of assumptions for universal and variable universal life insurance contracts with no-lapse guarantees. For the year ended December 31, 2015, the updated assumptions resulted in an immaterial change to life insurance benefits and claims and amortization of DAC and other related balances.

The following table summarizes information regarding universal and variable universal life insurance contracts with no-lapse guarantees invested in general and separate accounts, as of the dates indicated:

(in millions)	General account value	Separate account value	Adjusted insurance in force[1]	Average age[2]
December 31, 2017	$3,637	$2,350	$61,489	51
December 31, 2016	$2,991	$2,117	$55,053	51

1	The adjusted insurance in force is calculated on a policy-level basis and equals the respective guaranteed death benefit less the account value and reinsurance.
2	Represents the weighted average attained age of contractholders at the respective date.

(6)	Deferred Policy Acquisition Costs

The following table summarizes changes in the DAC balance, as of the dates indicated:

	December 31,
(in millions)	2017	2016	2015
Balance at beginning of year	$5,432	$5,200	$4,063
Capitalization of DAC	923	823	870
Amortization of DAC, excluding unlocks	(461)	(412)	(326)
Amortization of DAC related to unlocks	69	(21)	258
Adjustments to DAC related to unrealized gains and losses on available- for-sale securities	(287)	(158)	335

Balance at end of year	$5,676	$5,432	$5,200

During 2017, the Company conducted its annual comprehensive review of model assumptions related to financial services operations used to project DAC and other related balances, including valuation of business acquired (“VOBA”) and unearned revenue reserves. As part of this review, the Company recognized a decrease in amortization for DAC of $69 million and a decrease in amortization for other related balances of $13 million. The updated assumptions were primarily related to favorable market rates of return and changes to expected future mortality. This was partially offset by updated assumptions for expected policyholder renewal premiums, persistency and lapse rates.

During 2016, the Company recognized an increase in amortization for DAC of $21 million and a decrease in amortization for other related balances of $75 million. The updated assumptions were primarily related to a decrease in expected lapse rates and mortality performance. This was partially offset by updated assumptions for persistency, interest rates and market rates of return.

During 2015, the Company recognized a decrease in amortization for DAC of $258 million and decrease in amortization for other related balances of $21 million. The updated assumptions were primarily related to revisions made to the Company’s economic hedging strategies in conjunction with the change in estimate to reduce expected utilization of the net settlement option, as well as a decrease in the expected lapse rates for certain variable annuity products.

23

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2017, 2016 and 2015 Consolidated Financial Statements

(7)	Investments

Available-for-Sale Securities

The following table summarizes the amortized cost, unrealized gains and losses and fair value of available-for-sale securities, as of the dates indicated:

(in millions)	Amortized cost	Unrealized gains	Unrealized losses	Fair value
December 31, 2017
Fixed maturity securities:
U.S. government and agencies	$358	$39	$1	$396
Obligations of states, political subdivisions and foreign governments	3,433	414	2	3,845
Corporate securities	37,643	2,018	220	39,441
Residential mortgage-backed securities	2,788	107	23	2,872
Commercial mortgage-backed securities	1,154	13	6	1,161
Asset-backed securities	2,466	44	24	2,486

Total fixed maturity securities	$47,842	$2,635	$276	$50,201
Equity securities	73	10	4	79

Total available-for-sale securities	$47,915	$2,645	$280	$50,280

December 31, 2016
Fixed maturity securities:
U.S. government and agencies	$596	$49	$—	$645
Obligations of states, political subdivisions and foreign governments	2,454	265	23	2,696
Corporate securities	33,086	1,276	497	33,865
Residential mortgage-backed securities	3,161	126	39	3,248
Commercial mortgage-backed securities	1,260	23	4	1,279
Asset-backed securities	1,967	30	40	1,957

Total fixed maturity securities	$42,524	$1,769	$603	$43,690
Equity securities	2	8	—	10

Total available-for-sale securities	$42,526	$1,777	$603	$43,700

The fair value of the Company’s available-for-sale securities may fluctuate significantly in response to changes in interest rates, investment quality ratings and credit spreads. The Company believes the unrealized losses on these available-for-sale securities represent temporary fluctuations in economic factors that are not indicative of OTTI. The Company has the ability and intent to hold equity securities until anticipated recovery and does not have the intent to sell, nor is it more likely than not that it will be required to sell, fixed maturity securities in an unrealized loss position.

24

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2017, 2016 and 2015 Consolidated Financial Statements

The following table summarizes the amortized cost and fair value of fixed maturity securities, by contractual maturity, as of December 31, 2017. Expected maturities may differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without early redemption penalties.

(in millions)	Amortized cost	Fair value
Fixed maturity securities:
Due in one year or less	$1,391	$1,408
Due after one year through five years	11,337	11,762
Due after five years through ten years	14,300	14,642
Due after ten years	14,406	15,870

Subtotal	$41,434	$43,682
Residential mortgage-backed securities	2,788	2,872
Commercial mortgage-backed securities	1,154	1,161
Asset-backed securities	2,466	2,486

Total fixed maturity securities	$47,842	$50,201

The following table summarizes the components of net unrealized gains and losses, as of the dates indicated:

	December 31,
(in millions)	2017	2016
Net unrealized gains on available-for-sale securities, before adjustments and taxes[1]	$2,365	$1,174
Adjustment to DAC	(478)	(191)
Adjustment to future policy benefits and claims	(103)	(68)
Adjustment to policyholder dividend obligation	(88)	(74)
Deferred federal income tax expense	(593)	(288)
Cumulative effect of adoption of accounting principle[2]	232	—

Net unrealized gains on available-for-sale securities	$1,335	$553

1	Includes net unrealized gains of $38 million and $1 million as of December 31, 2017 and 2016, respectively, related to the non-credit portion of other-than-temporarily impaired securities.
2	Represents impact of reclassifying AOCI related to available-for-sale securities into retained earnings for the stranded tax effects resulting from the Act, as discussed in Note 2.

The following table summarizes the change in net unrealized gains and losses reported in AOCI, for the years ended:

	December 31,
(in millions)	2017	2016
Balance at beginning of year	$553	$316
Unrealized gains arising during the year:
Net unrealized gains on available-for-sale securities before adjustments	1,191	499
Non-credit impairments and subsequent changes in fair value of impaired debt securities	37	21
Net adjustment to DAC and other expense	(287)	(158)
Net adjustment to future policy benefits and claims	(35)	(52)
Net adjustment to policyholder dividend obligations	(14)	(7)
Related federal income tax expense	(318)	(109)

Unrealized gains on available-for-sale securities	$574	$194
Less: Reclassification adjustment for net realized gains (losses) and credit related OTTI on available-for-sale securities, net of tax (expense) benefit ($(13) and $23 as of December 31, 2017 and 2016, respectively)	24	(43)

Increase in net unrealized gains on available-for-sale securities	$550	$237

Cumulative effect of adoption of accounting principle	232	—

Balance at end of year	$1,335	$553

25

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2017, 2016 and 2015 Consolidated Financial Statements

The following table summarizes, by asset class, available-for-sale securities, in an unrealized loss position based on the amount of time each type of security has been in an unrealized loss position, as well as the related fair value, as of the dates indicated:

	Less than or equal to one year		More than one year		Total
(in millions)	Fair value	Unrealized losses	Fair value	Unrealized losses	Unrealized losses[1]
December 31, 2017
Fixed maturity securities:
Corporate securities	$3,363	$37	$4,058	$183	$220
Residential mortgage-backed securities	370	3	433	20	23
Asset-backed securities	254	1	82	23	24
Other	437	3	238	6	9

Total fixed maturity securities	4,424	44	4,811	232	276
Equity securities	12	2	30	2	4

Total[2]	$4,436	$46	$4,841	$234	$280

December 31, 2016
Fixed maturity securities:
Corporate securities	$8,762	$320	$1,498	$177	$497
Residential mortgage-backed securities	303	6	397	33	39
Asset-backed securities	327	1	365	39	40
Other	716	21	94	6	27

Total fixed maturity securities	10,108	348	2,354	255	603
Equity securities	—	—	—	—	—

Total[2]	$10,108	$348	$2,354	$255	$603

1	As of December 31, 2017 and 2016, there were $67 million and $118 million, respectively, of unrealized losses related to available-for-sale securities with a fair value to amortized cost ratio of less than 80%.
2	Represents 775 and 946 available-for-sale securities in an unrealized loss position as of December 31, 2017 and 2016, respectively.

Mortgage Loans, Net of Allowance

The following table summarizes the amortized cost of mortgage loans by method of evaluation for credit loss, and the related valuation allowances by type of credit loss, as of the dates indicated:

	December 31,
(in millions)	2017	2016
Amortized cost:
Loans with non-specific reserves	$10,963	$9,775
Loans with specific reserves[1]	—	17

Total amortized cost	$10,963	$9,792

Valuation allowance:
Non-specific reserves	$34	$28
Specific reserves	—	4

Total valuation allowance[2]	$34	$32

Mortgage loans, net of allowance	$10,929	$9,760

1	Interest income recognized on mortgage loans with a specific reserve was immaterial for the years ended December 31, 2017, 2016 and 2015. The average recorded investment was $8.5 million, $18 million and $14 million for the years ended December 31, 2017, 2016 and 2015, respectively.
2	Changes in the valuation allowance are due to current period provisions and recoveries. These changes for the years ended December 31, 2017, 2016 and 2015 were immaterial.

As of December 31, 2017 and 2016, the Company’s mortgage loans classified as delinquent and/or in non-accrual status were immaterial in relation to the total mortgage loan portfolio. The Company had no mortgage loans 90 days or more past due and still accruing interest.

26

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2017, 2016 and 2015 Consolidated Financial Statements

The following table summarizes the LTV and DSC ratios of the mortgage loan portfolio, as of the dates indicated:

	LTV ratio			DSC ratio
(in millions)	Less than 90%	90% or greater	Total	Greater than 1.00	Less than 1.00	Total
December 31, 2017
Apartment	$4,102	$102	$4,204	$4,181	$23	$4,204
Industrial	1,573	10	1,583	1,582	1	1,583
Office	1,752	—	1,752	1,738	14	1,752
Retail	2,995	4	2,999	2,996	3	2,999
Other	425	—	425	425	—	425

Total	$10,847	$116	$10,963	$10,922	$41	$10,963

Weighted average DSC ratio	2.06	1.31	2.05	n/a	n/a	n/a

Weighted average LTV ratio	n/a	n/a	n/a	59%	81%	59%

December 31, 2016
Apartment	$3,503	$11	$3,514	$3,514	$—	$3,514
Industrial	1,459	14	1,473	1,439	34	1,473
Office	1,570	3	1,573	1,539	34	1,573
Retail	2,850	30	2,880	2,866	14	2,880
Other	352	—	352	352	—	352

Total	$9,734	$58	$9,792	$9,710	$82	$9,792

Weighted average DSC ratio	2.05	1.26	2.04	n/a	n/a	n/a

Weighted average LTV ratio	n/a	n/a	n/a	58%	74%	59%

Available-For-Sale Securities on Deposit, Held in Trust and Pledged as Collateral

Available-for-sale securities with a carrying value of $10 million were on deposit with various regulatory agencies as required by law as of December 31, 2017 and 2016. Available-for-sale securities with a carrying value of $88 million and $260 million were pledged as collateral to secure funding agreements as of December 31, 2017 and 2016, respectively. These securities are primarily included in fixed maturity securities in the consolidated balance sheets.

Net Investment Income

The following table summarizes net investment income, by investment type, for the years ended:

	December 31,
(in millions)	2017	2016	2015
Fixed maturity securities, available-for-sale	$1,982	$1,781	$1,646
Mortgage loans	450	407	390
Alternative investments	23	8	3
Policy loans	41	52	51
Other	27	21	12

Gross investment income	$2,523	$2,269	$2,102
Tax credit fund losses[1]	44	68	59
Investment expenses	65	62	61

Net investment income	$2,414	$2,139	$1,982

1	Represents losses on tax credit funds accounted for under the equity method of accounting. Tax benefits on these tax credit funds are recorded in federal income tax benefit.

27

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2017, 2016 and 2015 Consolidated Financial Statements

Net Realized Investment Gains and Losses, Including Other-Than-Temporary Impairments

The following table summarizes net realized investment gains and losses, including OTTI, by source, for the years ended:

	December 31,
(in millions)	2017	2016	2015
Realized gains on sales[1]	$53	$50	$15
Realized losses on sales[1]	(16)	(90)	(41)
Net realized derivative losses	(9)	(42)	120
Valuation losses and other	(5)	(3)	(11)
OTTI losses[2,3]	(11)	(26)	(1)

Net realized investment gains (losses)	$12	$(111)	$82

1	Gross gains of $52 million, $49 million and $11 million and gross losses of $11 million, $89 million and $36 million were realized on sales of available-for-sale securities during the years ended December 31, 2017, 2016 and 2015, respectively.
2	OTTI on fixed maturity securities excludes $4 million, $6 million and $2 million of non-credit losses included in other comprehensive income for the years ended December 31, 2017, 2016 and 2015, respectively.
3	Includes impairments on alternative investment tax credit funds due to corporate tax rate reductions set forth in the Act during the year ended December 31, 2017.

The following table summarizes the cumulative credit losses, for the years ended:

	December 31,
(in millions)	2017	2016	2015
Cumulative credit losses at beginning of year[1]	$(195)	$(224)	$(254)
New credit losses	(3)	(22)	(1)
Incremental credit losses	(2)	—	—
Losses related to securities included in the beginning balance sold or paid down during the period	30	51	31

Cumulative credit losses at end of year[1]	$(170)	$(195)	$(224)

1	Cumulative credit losses are defined as amounts related to the Company’s credit portion of the OTTI losses on debt securities that the Company does not intend to sell and that it is not more likely than not the Company will be required to sell prior to recovery of the amortized cost basis.

28

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2017, 2016 and 2015 Consolidated Financial Statements

(8)	Derivative Instruments

The Company is exposed to certain risks related to its ongoing business operations which are managed using derivative instruments.

Interest rate risk management. In the normal course of business, the Company enters into transactions that expose the Company to interest rate risk arising from mismatches between assets and liabilities. The Company uses interest rate swaps and futures to reduce or alter interest rate exposure.

Interest rate contracts are used by the Company in association with fixed and variable rate investments to achieve cash flow streams that support certain financial obligations of the Company and to produce desired investment returns. As such, interest rate contracts are generally used to convert fixed rate cash flow streams to variable rate cash flow streams or vice versa. In addition, prior to expiry in June 2015, the Company engaged in an interest rate swap program, which was structured to provide an offset against the negative impact of higher interest rates on the Company’s statutory surplus position and to mitigate the negative impact of lower interest rates on certain guarantees related to variable annuity contracts.

Equity market risk management. The Company issues a variety of insurance products and annuity products with guarantees or indexed crediting features that expose the Company to equity risks. To mitigate these risks, the Company enters into a variety of derivatives including equity index futures, options and total return swaps.

Other risk management. As part of its regular investing activities, the Company may purchase foreign currency denominated investments. These investments and the associated income expose the Company to volatility associated with movements in foreign exchange rates. To mitigate this risk, the Company uses cross-currency swaps, which are included in derivatives designated and qualifying as hedging instruments in the following tables. As foreign exchange rates change, the increase or decrease in the cash flows of the derivative instrument are intended to mitigate the changes in the functional-currency equivalent cash flows of the hedged item.

Credit risk associated with derivatives transactions. The Company periodically evaluates the risks within the derivative portfolios due to credit exposure. When evaluating these risks, the Company considers several factors which include, but are not limited to, the counterparty credit risk associated with derivative receivables, the Company’s own credit as it relates to derivative payables, the collateral thresholds associated with each counterparty and changes in relevant market data in order to gain insight into the probability of default by the counterparty. The Company also considers the impact credit exposure could have on the effectiveness of the Company’s hedging relationships. As of December 31, 2017 and 2016, the impact of the exposure to credit risk on the fair value measurement of derivatives and the effectiveness of the Company’s hedging relationships was immaterial.

29

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2017, 2016 and 2015 Consolidated Financial Statements

The following table summarizes the fair value and related notional amounts of derivative instruments, as of the dates indicated:

	December 31, 2017				December 31, 2016
	Derivative assets		Derivative liabilities		Derivative assets		Derivative liabilities
(in millions)	Fair value	Notional	Fair value	Notional	Fair value	Notional[1]	Fair value	Notional[1]
Derivatives designated and qualifying as hedging instruments	$60	$654	$93	$1,127	$128	$942	$11	$288
Derivatives not designated as hedging instruments:
Interest rate contracts	$25	$2,131	$73	$2,336	$75	$2,078	$110	$1,681
Equity contracts	1,070	15,738	—	2,081	633	10,821	—	1,246
Other derivative contracts	—	—	12	2	—	—	2	2

Derivatives (gross)	$1,155	$18,523	$178	$5,546	$836	$13,841	$123	$3,217

Accrued interest	9		6		10		11
Subject to master netting agreements	(62)		(62)		(71)		(71)

Derivatives (net)	$1,102		$122		$775		$63

Cash collateral (received)/pledged[2]	(998)		106		(660)		29
Securities (received)/pledged[2,3]	(101)		—		(89)		30

Uncollateralized position	$3		$16		$26		$4

1	Prior period balances updated to conform to current period presentation that aligns with regulatory changes and also include all derivatives cleared through an exchange.
2	Excludes initial margin posted on derivatives of $114 million and $146 million as of December 31, 2017 and 2016, respectively.
3	Securities received as collateral are recorded off-balance sheet.

The following table summarizes gains and losses for derivative instruments recognized in net realized investment gains and losses in the consolidated statements of operations, for the years ended:

	December 31,
(in millions)	2017	2016	2015
Derivatives not designated as hedging instruments:
Interest rate contracts	$(9)	$13	$(141)
Equity contracts	(25)	(81)	(257)
Total return swaps	—	—	(44)
Other derivative contracts	2	8	(6)
Net interest settlements	(9)	(2)	32

Total derivative losses[1]	$(41)	$(62)	$(416)
Change in embedded derivative liabilities and related fees[2]	32	20	536

Net realized derivative (losses) gains	$(9)	$(42)	$120

1	Included in total derivative losses are economic hedging losses of $2 million, $2 million and $402 million related to the guaranteed benefit annuity programs for the years ended December 31, 2017, 2016 and 2015, respectively. Included in total derivative losses for the year ended 2015 are economic hedging gains of $52 million related to the program that protected against the negative impact of higher interest rates on the Company’s statutory surplus position through expiry.
2	The annual comprehensive review of model assumptions for the individual variable annuity business produced an immaterial impact for the years ended December 31, 2017 and 2016. The annual review produced a favorable impact for the year ended December 31, 2015, attributable to the change in estimate to reduce expected utilization of the net settlement option.

30

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2017, 2016 and 2015 Consolidated Financial Statements

(9)	Fair Value Measurements

The following table summarizes assets and liabilities held at fair value on a recurring basis as of December 31, 2017:

(in millions)	Level 1	Level 2	Level 3	Total
Assets
Investments:
Fixed maturity securities, available-for-sale:
U.S. government and agencies	$395	$—	$1	$396
Obligations of states, political subdivisions and foreign governments	60	3,780	5	3,845
Corporate securities	—	38,529	912	39,441
Residential mortgage-backed securities	1,190	1,682	—	2,872
Commercial mortgage-backed securities	—	1,161	—	1,161
Asset-backed securities	—	2,342	144	2,486

Total fixed maturity securities, available-for-sale, at fair value	$1,645	$47,494	$1,062	$50,201
Other investments at fair value	401	1,157	14	1,572

Investments at fair value	$2,046	$48,651	$1,076	$51,773

Derivative instruments - assets	—	85	1,070	1,155
Separate account assets[1]	103,532	1,365	61	104,958

Assets at fair value	$105,578	$50,101	$2,207	$157,886

Liabilities
Future policy benefits and claims[2]	$—	$—	$984	$984
Derivative instruments - liabilities	—	166	12	178

Liabilities at fair value	$—	$166	$996	$1,162

1	Excludes $649 million of separate account assets that use net asset value (“NAV”) as a practical expedient to estimate fair value.
2	Amount primarily represents the fair value of interest credits associated with certain indexed life and annuity products.

The following table presents the rollforward of Level 3 assets and liabilities held at fair value on a recurring basis during the year ended December 31, 2017:

(in millions)	Fixed maturity securities[2]	Other investments	Derivative assets[3]	Separate account assets	Total assets at fair value	Liabilities at fair value[3]
Balance as of December 31, 2016	$1,421	$1	$633	$65	$2,120	$348
Net gains (losses)
In operations[1]	4	(1)	307	(4)	306	(648)
In other comprehensive income	63	—	—	—	63	—
Purchases	74	17	239	—	330	—
Sales	(176)	(3)	(109)	—	(288)	—
Transfers into Level 3	91	—	—	—	91	—
Transfers out of Level 3	(415)	—	—	—	(415)	—

Balance as of December 31, 2017	$1,062	$14	$1,070	$61	$2,207	$996

1	Net gains and losses included in operations are reported in net realized investment gains and losses and interest credited to policyholder accounts. The net unrealized losses on separate account assets are attributable to contractholders and therefore are not included in the Company’s earnings. The change in unrealized (losses) gains included in operations on assets and liabilities still held at the end of the year was $(638) million for future policy benefits and claims, $264 million for derivative assets, $(10) million for derivative liabilities and $(1) million for other investments at fair value.
2	Non-binding broker quotes were utilized to determine a fair value of $721 million of the total fixed maturity securities as of December 31, 2017.
3	Non-binding broker quotes were utilized to determine a fair value of all Level 3 derivative assets and liabilities.

Transfers into and out of Level 3 during the year ended December 31, 2017 are primarily due to the change in observability of pricing inputs used for certain corporate securities. There were no material transfers between Levels 1 and 2 during the year ended December 31, 2017.

31

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2017, 2016 and 2015 Consolidated Financial Statements

Living Benefit Guarantees

The following table summarizes significant unobservable inputs used for fair value measurements for living benefits liabilities, included in future policy benefits and claims and classified as Level 3 as of December 31, 2017:

Unobservable Inputs	Range
Mortality	0.1% - 10%[2]
Lapse	0% - 35%[3]
Wait period	0 yrs - 30 yrs[5]
Efficiency of benefit utilization[1]	60% - 100%[6]
Discount rate[4]	See note 4 below
Index volatility	15% - 25%

1	The unobservable input is not applicable to GMABs.
2	Represents the mortality for the majority of business with living benefits, with policyholder issue ages ranging from 45 to 85.
3	Certain scenarios could drive dynamic lapses outside of the specified range. The range shown represents lapses for the vast majority of scenarios.
4	Incorporates the liquidity and non-performance risk adjustment. The liquidity spread takes into consideration market observables for spreads in illiquid assets. The non-performance risk adjustment reflects an additional spread over LIBOR, determined by market observables for similarly rated public bonds.
5	A portion of the contractholders could never use the benefit, which would extend the range to an indeterminate period.
6	A portion of the contractholders could withdraw more than the benefit guarantee allows. For these policies, the excess withdrawals are assumed to be temporary before reverting back to 100% utilization.

The following changes in any of the significant unobservable inputs presented in the table above may result in a change in the fair value measurements of the living benefits liability:

Higher mortality rates tend to decrease the value of the liability and lower mortality rates tend to increase the value of the liability.

Higher lapse rates tend to decrease the value of the liability and lower lapse rates tend to increase the value of the liability. Factors that impact the predicted lapse rate can include: age, policy duration, policy size, benefit in-the-moneyness, tax status (i.e. qualified or non-qualified), interest rate levels, short-term equity market performance, partial withdrawal behavior and applicable surrender charges. All else being equal, policies that are in-the-money will have lower lapse rates than policies that are out-of-the-money, and policies that have a surrender charge present will have lower lapse rates than policies without a surrender charge.

The assumed wait period and the efficiency of utilization determine the timing and amount of living benefits withdrawals. These assumptions vary by the product type, age of the policyholder, policy size and policy duration. Many products have a bonus feature which enhances the guarantee on every policy anniversary for the first ten years, so long as withdrawals have not commenced. All else being equal, policies commencing withdrawals at a time around the year ten bonus will have higher liability values than policies commencing withdrawals 20 years after issue or policies commencing withdrawals only one year after issue. In addition, policies that are assumed to withdraw the maximum permitted amount will have a higher liability value than a policy that is assumed to withdraw less than the maximum allowed amount.

A higher discount rate tends to decrease the value of the liability and a lower discount rate tends to increase the value of the liability.

Higher index volatility tends to increase the value of the liability and lower index volatility tends to decrease the value of the liability.

32

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2017, 2016 and 2015 Consolidated Financial Statements

Indexed Products

The following table summarizes significant unobservable inputs used for fair value measurements for indexed universal life and indexed annuity products classified as Level 3 as of December 31, 2017:

Unobservable Inputs	Range
Mortality	0% - 5%¹
Lapse	0% - 10%
Index volatility	15% - 25%[2]

1	Represents the mortality for the majority of business, with policyholder issue ages ranging from 0 to 80.
2	Certain managed volatility indices utilize a 5% index volatility.

The following changes in any of the significant unobservable inputs presented in the table above may result in a change in the fair value measurements of the indexed products:

Higher mortality rates tend to decrease the value of the liability and lower mortality rates tend to increase the value of the liability.

Higher lapse rates tend to decrease the value of the liability and lower lapse rates tend to increase the value of the liability. Factors that impact the predicted lapse rate can include: age, policy duration, policy size, and applicable surrender charges. All else being equal, policies with a surrender charge present will have lower lapse rates than policies without a surrender charge.

Higher index volatility tends to increase the value of the liability and lower index volatility tends to decrease the value of the liability.

The following table summarizes assets and liabilities held at fair value on a recurring basis as of December 31, 2016:

(in millions)	Level 1	Level 2	Level 3	Total
Assets
Investments:
Fixed maturity securities, available-for-sale:
U.S. government and agencies	$642	$1	$2	$645
Obligations of states, political subdivisions and foreign governments	57	2,639	—	2,696
Corporate securities	—	32,592	1,273	33,865
Residential mortgage-backed securities	1,385	1,857	6	3,248
Commercial mortgage-backed securities	—	1,279	—	1,279
Asset-backed securities	—	1,817	140	1,957

Total fixed maturity securities, available-for-sale, at fair value	$2,084	$40,185	$1,421	$43,690
Other investments at fair value	1,050	957	1	2,008

Investments at fair value	$3,134	$41,142	$1,422	$45,698

Derivative instruments - assets	—	203	633	836
Separate account assets[1]	87,266	1,374	65	88,705

Assets at fair value	$90,400	$42,719	$2,120	$135,239

Liabilities
Future policy benefits and claims[2]	$—	$—	$346	$346
Derivative instruments - liabilities	—	121	2	123

Liabilities at fair value	$—	$121	$348	$469

1	Excludes $366 million of separate account assets that use NAV as a practical expedient to estimate fair value.
2	Amount primarily represents the fair value of interest credits associated with certain indexed life and annuity products.

33

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2017, 2016 and 2015 Consolidated Financial Statements

The following table presents the rollforward of Level 3 assets and liabilities held at fair value on a recurring basis during the year ended December 31, 2016:

(in millions)	Fixed maturity securities[2]	Other investments	Derivative assets[3]	Separate account assets[4]	Total assets at fair value	Liabilities at fair value[3]
Balance as of December 31, 2015	$1,228	$37	$445	$361	$2,071	$71
Net (losses) gains
In operations[1]	(12)	8	92	(13)	75	277
In other comprehensive income	39	(11)	—	—	28	—
Purchases	147	—	115	—	262	—
Sales	(178)	(33)	(19)	(283)	(513)	—
Transfers into Level 3	261	—	—	—	261	—
Transfers out of Level 3	(64)	—	—	—	(64)	—

Balance as of December 31, 2016	$1,421	$1	$633	$65	$2,120	$348

1	Net gains and losses included in operations are reported in net realized investment gains and losses and interest credited to policyholder accounts. The net unrealized gains on separate account assets are attributable to contractholders and therefore are not included in the Company’s earnings. The change in unrealized gains (losses) included in operations on assets and liabilities still held at the end of the year was $(157) million for future policy benefits and claims, $145 million for derivative assets, and $(4) million for derivative liabilities and $(2) million for other investments at fair value.
2	Non-binding broker quotes were utilized to determine a fair value of $1.0 billion of total fixed maturity securities as of December 31, 2016.
3	Non-binding broker quotes were utilized to determine a fair value of all Level 3 derivative assets and liabilities.
4	Certain prior period amounts related to separate account assets that use NAV as a practical expedient to estimate fair value have changed to conform with the current period presentation as a result of new guidance.

Transfers into and out of Level 3 during the year ended December 31, 2016 are primarily due to the change in the observability of pricing inputs used for certain corporate securities. There were no material transfers between Levels 1 and 2 during the year ended December 31, 2016.

Financial Instruments Not Carried at Fair Value

The following table summarizes the carrying value and fair value of the Company’s financial instruments not carried at fair value as of the dates indicated. The valuation techniques used to estimate these fair values are described below.

	December 31, 2017				December 31, 2016
(in millions)	Carrying value	Fair value	Level 2	Level 3	Carrying value	Fair value	Level 2	Level 3
Assets
Investments:
Mortgage loans, net of allowance	$10,929	$10,876	$—	$10,876	$9,760	$9,589	$—	$9,589
Policy loans	$1,030	$1,030	$—	$1,030	$989	$989	$—	$989
Other investments	$78	$78	$—	$78	$72	$72	$—	$72

Liabilities
Investment contracts	$36,746	$34,711	$—	$34,711	$31,431	$29,736	$—	$29,736
Short-term debt	$—	$—	$—	$—	$300	$300	$—	$300
Long-term debt	$793	$1,070	$977	$93	$707	$927	$920	$7

Mortgage loans, net of allowance. The fair values of mortgage loans are estimated using discounted cash flow analyses based on interest rates currently being offered for similar loans to borrowers with similar credit ratings.

Policy loans. The carrying amount reported in the consolidated balance sheets approximates fair value as policy loans are fully collateralized by the cash surrender value of underlying insurance policies.

Other investments. Other investments not held at fair value consist of FHLB stock. The carrying amount reported in the consolidated balance sheets approximates fair value due to ownership restrictions and lack of market.

34

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2017, 2016 and 2015 Consolidated Financial Statements

Investment contracts. For investment contracts without defined maturities, fair value is the amount payable on demand, net of surrender charges. For investment contracts with known or determined maturities, fair value is estimated using discounted cash flow analysis. Interest rates used in this analysis are similar to currently offered contracts with maturities consistent with those remaining for the contracts being valued. The fair value of adjustable rate contracts approximates their carrying value.

Short-term debt. The carrying amount reported in the consolidated balance sheets approximates fair value due to the short-term nature of this debt instrument.

Long-term debt. The fair values for long-term debt are based on estimated market prices using observable inputs from similar debt instruments.

(10)	Goodwill

The following table summarizes changes in the carrying value of goodwill by segment for the years indicated:

(in millions)	Retirement Plans	Individual Products & Solutions	Total
Balance as of December 31, 2015[1]	$25	$175	$200
Adjustments	—	—	—

Balance as of December 31, 2016[1]	$25	$175	$200
Adjustments	—	69	69

Balance as of December 31, 2017[1]	$25	$244	$269

1	The goodwill balances have not been previously impaired.

35

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2017, 2016 and 2015 Consolidated Financial Statements

(11)	Closed Block

The amounts shown in the following tables for assets, liabilities, revenues and expenses of the closed block are those that enter into the determination of amounts that are to be paid to policyholders.

The following table summarizes financial information for the closed block, as of the dates indicated:

	December 31,
(in millions)	2017	2016
Liabilities:
Future policyholder benefits	$1,571	$1,602
Policyholder funds and accumulated dividends	137	138
Policyholder dividends payable	20	20
Policyholder dividend obligation	110	100
Other policy obligations and liabilities	25	38

Total liabilities	$1,863	$1,898

Assets:
Available-for-sale securities	$1,294	$1,286
Mortgage loans, net of allowance	220	223
Policy loans	128	138
Other assets	77	98

Total assets	$1,719	$1,745

Excess of reported liabilities over assets	$144	$153

Portion of above representing other comprehensive income:
Increase in unrealized gain on fixed maturity securities, available-for-sale	$14	$7
Adjustment to policyholder dividend obligation	(14)	(7)

Total of above representing other than comprehensive income	$—	$—

Maximum future earnings to be recognized from assets and liabilities	$144	$153

Other comprehensive income:
Available-for-sale securities:
Fair value	$1,294	$1,286
Amortized cost	1,206	1,212
Shadow policyholder dividend obligation	(88)	(74)

Net unrealized appreciation	$—	$—

36

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2017, 2016 and 2015 Consolidated Financial Statements

The following table summarizes closed block operations for the years ended:

	December 31,
(in millions)	2017	2016	2015
Revenues:
Premiums	$53	$56	$58
Net investment income	81	84	87
Realized investment (losses) gains	(1)	(3)	1
Realized losses credited to policyholder benefit obligation	(4)	(1)	(5)

Total revenues	$129	$136	$141

Benefits and expenses:
Policy and contract benefits	$115	$125	$122
Change in future policyholder benefits and interest credited to policyholder accounts	(32)	(36)	(33)
Policyholder dividends	39	40	40
Change in policyholder dividend obligation	(8)	(8)	(4)
Other expenses	1	1	1

Total benefits and expenses	$115	$122	$126

Total revenues, net of benefits and expenses, before federal income tax expense	$14	$14	$15
Federal income tax expense	5	5	5

Revenues, net of benefits and expenses and federal income tax expense	$9	$9	$10

Maximum future earnings from assets and liabilities:
Beginning of period	$153	$162	$172
Change during period	(9)	(9)	(10)

End of period	$144	$153	$162

Cumulative closed block earnings from inception through December 31, 2017, 2016 and 2015 were higher than expected as determined in the actuarial calculation. Therefore, policyholder dividend obligations (excluding the adjustment for unrealized gains on available-for-sale securities) were $22 million, $26 million and $32 million as of December 31, 2017, 2016 and 2015, respectively.

37

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2017, 2016 and 2015 Consolidated Financial Statements

(12)	Short-Term Debt

The Company classifies debt as short-term if the maturity date at inception is less than one year.

In December 2015, the Company renewed an agreement to increase its $600 million commercial paper program to $750 million. The Company had no amounts outstanding under the agreement as of December 31, 2017 and had $300 million outstanding as of December 31, 2016, which had a weighted average interest rate of 0.72%.

In April 2017, the Company renewed an agreement with the FHLB to extend its ability to borrow in order to provide financing for operations. This extension, which expires on March 23, 2018, allows the Company access to borrow up to $250 million, which would be collateralized by pledged securities, at a borrowing rate set by the FHLB. The Company had $6.5 billion and $6.1 billion in eligible collateral and no amounts outstanding under the agreement as of December 31, 2017 and 2016, respectively.

In April 2015, NMIC and the Company replaced their previous $600 million revolving credit facility with a new credit facility of $750 million and a borrowing rate of 0.785% plus a U.S. LIBOR rate, which is based on the repayment date of the draw, which expires on April 2, 2020. The Company had no amounts outstanding under this agreement as of December 31, 2017 and 2016.

The Company has entered into an agreement with its custodial bank to borrow against the cash collateral that is posted in connection with its securities lending program. The maximum amount available under the agreement is $350 million. The borrowing rate on this program is equal to the one-month U.S. LIBOR. The Company had no amounts outstanding under this agreement as of December 31, 2017 and 2016.

The amount of interest paid on short-term debt was immaterial in 2017, 2016 and 2015.

(13)	Long-Term Debt

The following table summarizes the carrying value of long-term debt, as of the dates indicated:

	December 31,
(in millions)	2017	2016
8.15% surplus note, due June 27, 2032, payable to NFS	$300	$300
7.50% surplus note, due December 31, 2031, payable to NFS	300	300
6.75% surplus note, due December 23, 2033, payable to NFS	100	100
Other[1]	93	7

Total long-term debt	$793	$707

1	Includes debt assumed in the JNF acquisition.

The Company made interest payments to NFS on surplus notes totaling $54 million for the years ended December 31, 2017, 2016 and 2015. Payments of interest and principal under the surplus notes require the prior approval of the ODI.

38

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2017, 2016 and 2015 Consolidated Financial Statements

(14)	Federal Income Taxes

The following table summarizes the components of federal income tax benefit (expense) for the years ended:

	December 31,
(in millions)	2017	2016	2015
Current tax benefit (expense)[1]	$177	$(61)	$(76)
Deferred tax benefit (expense)[1]	231	(65)	(217)

Total federal income tax benefit (expense)	$408	$(126)	$(293)

1	Includes reclassification of AMT credit carryforwards from deferred tax assets to an income tax receivable as a result of the Act.

The following table summarizes how the total federal income tax benefit (expense) differs from the amount computed by applying the U.S. federal income tax rate to net income for the years ended:

	December 31,
	2017		2016		2015
(in millions)	Amount	%	Amount	%	Amount	%
Income before federal income taxes and noncontrolling interests	$901		$904		$1,228
Rate reconciliation:
Computed (expected tax expense)	$(315)	(35)%	$(316)	(35)%	$(430)	(35)%
Dividends received deduction	128	14%	144	16%	118	10%
Tax credits	90	10%	81	9%	63	5%
Impact of enacted tax law changes[1]	530	59%	—	—%	—	—%
Other, net[2]	(25)	(3)%	(35)	(4)%	(44)	(4)%

Total federal income tax benefit (expense)	$408	45%	$(126)	(14)%	$(293)	(24)%

1	Represents the remeasurement of deferred tax assets and liabilities of $541 million and government fees of $(11) million as a result of the Act.
2	Certain prior period amounts have been reclassified to conform to the current year’s presentation.

The Company’s current federal income tax receivable (liability) was $166 million and $(52) million as of December 31, 2017 and 2016, respectively.

The Company made $8 million, $7 million and $33 million of payments for the years ended December 31, 2017, 2016 and 2015, respectively.

39

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2017, 2016 and 2015 Consolidated Financial Statements

The following table summarizes the tax effects of temporary differences that gave rise to significant components of the net deferred tax liability included in other liabilities in the consolidated balance sheets, as of the dates indicated:

	December 31,
(in millions)	2017	2016
Deferred tax assets
Future policy benefits and claims	$781	$953
Tax credit carryforwards	350	599
Derivatives, including embedded derivatives	44	21
Other	236	383

Gross deferred tax assets	$1,411	$1,956
Valuation allowance	(10)	(17)

Gross deferred tax assets, net of valuation allowance	$1,401	$1,939

Deferred tax liabilities
Deferred policy acquisition costs	$971	$1,577
Available-for-sale securities	589	536
Other	311	278

Gross deferred tax liabilities	$1,871	$2,391

Net deferred tax liability	$470	$452

As of December 31, 2017, the Company has gross federal net operating losses of $17 million, which expire between 2018 and 2037. As of December 31, 2017, the Company had $307 million in low-income-housing credit carryforwards, which expire between 2024 and 2037. In addition, the Company had $43 million in foreign tax credit carryforwards which expire between 2024 and 2026. The Company expects to fully utilize all carryforwards.

In assessing the realizability of deferred tax assets, the Company considers whether it is more likely than not that some portion of the total gross deferred tax assets will not be realized. Based on the Company’s analysis, it is more likely than not that the results of future operations and the implementation of tax planning strategies will generate sufficient taxable income to enable the Company to realize the deferred tax assets for which the Company has not established valuation allowances.

The following table is a rollforward of the beginning and ending uncertain tax positions, including permanent and temporary differences, but excluding interest and penalties:

(in millions)	2017	2016	2015
Balance at beginning of period	$36	$36	$38
Additions for current year tax positions	2	1	1
Additions for prior year tax positions	—	1	—
Reductions for prior years tax positions	(28)	(2)	(3)

Balance at end of period	$10	$36	$36

The Company files income tax returns in the U.S. federal jurisdiction and various state jurisdictions. The Company is no longer subject to U.S. federal, state or local income tax examinations by tax authorities through the 2013 tax year.

40

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2017, 2016 and 2015 Consolidated Financial Statements

(15)	Statutory Financial Information

Statutory Results

The Company’s life insurance subsidiaries prepare their statutory financial statements in conformity with the statutory accounting practices prescribed and permitted by insurance regulatory authorities, subject to any deviations prescribed or permitted by the applicable state departments of insurance.

Olentangy was granted a permitted practice from the Commissioner of Insurance of the State of Vermont allowing Olentangy to carry the assets placed in a trust account by Union Hamilton Reinsurance Ltd. and held for the benefit of the ceding insurer under a reinsurance agreement on its statutory statements of admitted assets, liabilities and surplus at net admitted asset value with the offset to surplus. In 2017, this permitted practice increased NLAIC’s valuation of this subsidiary by $56 million and did not have an impact on NLIC’s admitted deferred tax assets. In 2016, this permitted practice increased NLAIC’s valuation of this subsidiary by $56 million, and also raised NLIC’s admitted deferred tax assets by $8 million.

Eagle applies a prescribed practice from the State of Ohio that allows an alternative reserve basis on assumed liabilities, net of third party reinsurance, with respect to specified GMDB and GLWB obligations provided under substantially all of the variable annuity contracts issued and to be issued by NLIC. In 2017, this prescribed practice decreased NLIC’s valuation of this subsidiary by $184 million and did not have an impact on NLIC’s admitted deferred tax assets. In 2016, this prescribed practice decreased NLIC’s valuation of this subsidiary by $97 million, and also reduced NLIC’s admitted deferred tax assets by $15 million.

Statutory accounting practices focus on insurer solvency and differ materially from GAAP primarily due to charging policy acquisition and other costs to expense as incurred, establishing future policy benefits and claims reserves based on different actuarial assumptions, excluding certain assets from statutory admitted assets, and valuing investments and establishing deferred taxes on a different basis.

The following table summarizes the statutory capital and surplus for the Company’s primary life insurance subsidiaries for the years ended:

	December 31,
(in millions)	2017	2016	2015
Statutory net income (loss)
NLIC	$1,039	$751	$167
NLAIC	(277)	(227)	(99)
JNL	—	N/A	N/A
JNLNY	—	N/A	N/A

Statutory capital and surplus
NLIC	$5,949	$5,208	$4,567
NLAIC	1,340	968	735
JNL	35	N/A	N/A
JNLNY	7	N/A	N/A

Dividend Restrictions

The payment of dividends by NLIC is subject to restrictions set forth in the insurance laws and regulations of the State of Ohio, its domiciliary state. The State of Ohio insurance laws require Ohio-domiciled life insurance companies to notify the Ohio Superintendent of Insurance of all dividends prior to payment, and they must seek prior regulatory approval to pay a dividend or distribute cash or other property if the fair market value thereof, together with that of other dividends or distributions made in the preceding twelve months, exceeds the greater of (1) 10% of statutory-basis policyholders’ surplus as of the prior December 31 or (2) the statutory-basis net income of the insurer as of the prior December 31. During the years ended December 31, 2017, 2016 and 2015 NLIC did not pay any dividends to NFS. As of January 1, 2018, NLIC has the ability to pay dividends to NFS totaling $1.0 billion without obtaining prior approval.

41

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2017, 2016 and 2015 Consolidated Financial Statements

The State of Ohio insurance laws also require insurers to seek prior regulatory approval for any dividend paid from other than earned surplus. Earned surplus is defined under the State of Ohio insurance laws as the amount equal to the Company’s unassigned funds as set forth in its most recent statutory financial statements, including net unrealized capital gains and losses or revaluation of assets. Additionally, following any dividend, an insurer’s policyholder surplus must be reasonable in relation to the insurer’s outstanding liabilities and adequate for its financial needs. The payment of dividends by the Company may also be subject to restrictions set forth in the insurance laws of the State of New York that limit the amount of statutory profits on the Company’s participating policies (measured before dividends to policyholders) available for the benefit of the Company and its stockholders.

The Company currently does not expect such regulatory requirements to impair the ability to pay operating expenses and dividends in the future.

Regulatory Risk-Based Capital

The National Association of Insurance Commissioners’ (“NAIC”) Risk-Based Capital (“RBC”) model law requires every insurer to calculate its total adjusted capital and RBC requirement to ensure insurer solvency. Regulatory guidelines provide for an insurance commissioner to intervene if the insurer experiences financial difficulty, as evidenced by a company’s total adjusted capital falling below established relationships to required RBC. The model includes components for asset risk, liability risk, interest rate exposure and other factors. The State of Ohio imposes minimum RBC requirements that are developed by the NAIC. The formulas in the model for determining the amount of RBC specify various weighting factors that are applied to financial balances or various levels of activity, based on the perceived degree of risk. Regulatory compliance is determined by a ratio of total adjusted capital to authorized control level RBC, as defined by the NAIC. Companies below specific trigger points or ratios are classified within certain levels, all of which require specified corrective action. NLIC, NLAIC, JNL, JNLNY, Olentangy and Eagle each exceeded the minimum RBC requirements for all periods presented.

(16)	Related Party Transactions

The Company has entered into significant, recurring transactions and agreements with NMIC, other affiliates and subsidiaries as a part of its ongoing operations. These include annuity and life insurance contracts, agreements related to reinsurance, cost sharing, tax sharing, administrative services, marketing, intercompany loans, intercompany repurchases, cash management services, investment management and software licensing. In addition, employees of the Company participate in several benefit plans sponsored by NMIC, for which the Company has no legal obligations. Measures used to allocate expenses among companies include individual employee estimates of time spent, special cost studies, claims counts, policies in force, direct written premium, paid losses, pro rate share of employees or their salaries, the number of full-time employees, commission expense and other methods agreed to by the participating companies.

Effective January 1, 2015, the Company became party to a revised tax sharing agreement that reflects the new NMIC consolidated federal return group, which includes its eligible life and non-life insurance company subsidiaries. The method of allocation among the companies is based upon separate return calculations with current benefit for tax losses and credits utilized in the consolidated return.

In addition, Nationwide Services Company, LLC (“NSC”), a subsidiary of NMIC, provides data processing, systems development, hardware and software support, telephone, mail and other services to the Company, based on specified rates for units of service consumed pursuant to the enterprise cost sharing agreement. For the years ended December 31, 2017, 2016 and 2015, the Company was allocated costs from NMIC and NSC totaling $324 million, $277 million and $289 million, respectively.

Under the enterprise cost sharing agreement, the Company has an arrangement with NMIC to occupy office space. The Company made payments under the cost sharing agreement to NMIC of $17 million, $19 million and $18 million for the years ended December 31, 2017, 2016 and 2015, respectively.

The Company has issued group annuity and life insurance contracts and performs administrative services for various employee benefit plans sponsored by NMIC or its affiliates. Total account values of these contracts were $3.4 billion as of December 31, 2017 and 2016. Total revenues from these contracts were $125 million, $127 million and $129 million for the years ended December 31, 2017, 2016 and 2015, respectively, and include policy charges, net investment income from investments backing the contracts and administrative fees. Total interest credited to the account balances was $111 million for the years ended December 31, 2017 and 2016, and $106 million for the year ended December 31, 2015.

The Company may underwrite insurance policies for its employees, officers and/or directors. The Company may offer discounts on certain products that are subject to applicable state insurance laws and approvals.

42

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2017, 2016 and 2015 Consolidated Financial Statements

NLIC has a reinsurance agreement with NMIC whereby all of NLIC’s accident and health business not ceded to unaffiliated reinsurers is ceded to NMIC on a modified coinsurance basis. Either party may terminate the agreement on January 1 of any year with prior notice. Under a modified coinsurance agreement, the ceding company retains invested assets, and investment earnings are paid to the reinsurer. Under the terms of NLIC’s agreements, the investment risk associated with changes in interest rates is borne by the reinsurer. The ceding of risk does not discharge the original insurer from its primary obligation to the policyholder. Revenues ceded to NMIC were $158 million for the year ended December 31, 2017 and $209 million for the years ended December 31, 2016 and 2015, while benefits, claims and expenses ceded during these years were $108 million, $185 million and $207 million, respectively.

Funds of Nationwide Funds Group (“NFG”), a group of Nationwide businesses that develops, sells and services mutual funds, are offered to the Company’s customers as investment options in certain of the Company’s products. As of December 31, 2017, 2016 and 2015, customer allocations to NFG funds totaled $66.7 billion, $61.4 billion and $59.1 billion, respectively. For the years ended December 31, 2017, 2016 and 2015, NFG paid the Company $221 million, $199 million and $196 million, respectively, for the distribution and servicing of these funds.

Amounts on deposit with NCMC for the benefit of the Company were $1.0 billion and $899 million as of December 31, 2017 and 2016, respectively.

Nationwide Bank has a line of credit agreement with NLIC that allows the Bank access to borrow up to $50 million from NLIC. The borrowing rate on the line of credit is equal to the daily Prime Rate. The Bank had no amounts outstanding under this agreement as of December 31, 2017, 2016 and 2015.

Certain annuity products are sold through affiliated companies, which are also subsidiaries of NFS. Total commissions and fees paid to these affiliates were $72 million, $65 million and $63 million for the years ended December 31, 2017, 2016 and 2015, respectively.

The Company provides financing to Nationwide Realty Investors, LTD, a subsidiary of NMIC. As of December 31, 2017, 2016 and 2015, the Company had notes receivable outstanding of $313 million, $332 million and $238 million, respectively.

The Company provides financing to Nationwide Advantage Mortgage Company, a subsidiary of NMIC. As of December 31, 2017, 2016 and 2015, the Company had notes receivable outstanding of $7 million, $11 million and $14 million, respectively.

(17)	Contingencies

Legal and Regulatory Matters

The Company is subject to legal and regulatory proceedings in the ordinary course of its business. These include proceedings specific to the Company and proceedings generally applicable to business practices in the industries in which the Company operates. The outcomes of these proceedings cannot be predicted due to their complexity, scope, and many uncertainties. The Company believes, however, that based on currently known information, the ultimate outcome of all pending legal and regulatory proceedings is not likely to have a material adverse effect on the Company’s consolidated financial position. The Company maintains Professional Liability Insurance and Director and Officer Liability insurance policies that may cover losses for certain legal and regulatory proceedings. The Company will make adequate provision for any probable and reasonably estimable recoveries, under such policies, in accordance with applicable accounting rules.

The various businesses conducted by the Company are subject to oversight by numerous federal and state regulatory entities, including but not limited to the Securities and Exchange Commission, the Financial Industry Regulatory Authority, the Department of Labor, the IRS, the Federal Reserve Bank and state insurance authorities. Such regulatory entities may, in the normal course, be engaged in general or targeted inquiries, examinations and investigations of the Company and/or its affiliates. With respect to all such scrutiny directed at the Company or its affiliates, the Company is cooperating with regulators. The Company will cooperate with its ultimate parent company, NMIC insofar as any inquiry, examination, or investigation encompasses NMIC’s operations. In addition, recent regulatory activity, including state and federal regulatory activity related to fiduciary standards, may impact the Company’s business and operations, and certain estimates and assumptions used by the Company in determining the amounts presented in the financial statements and accompanying notes. Actual results could differ significantly from those estimates and assumptions.

43

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2017, 2016 and 2015 Consolidated Financial Statements

Indemnifications

In the normal course of business, the Company provides standard indemnifications to contractual counterparties. The types of indemnifications typically provided include breaches of representations and warranties, taxes and certain other liabilities, such as third party lawsuits. The indemnification clauses are often standard contractual terms and are entered into in the normal course of business with various third parties based on an assessment that the risk of loss would be remote. The terms of the indemnifications vary in duration and nature. In many cases, the maximum obligation is not explicitly stated, and the contingencies triggering the obligation to indemnify have not occurred and are not expected to occur. Consequently, the amount of the obligation under such indemnifications is not determinable. Historically, the Company has not made any material payments pursuant to these obligations.

(18)	Reinsurance

The following table summarizes the effects of reinsurance on life, accident and health insurance in force and premiums for the years ended:

	December 31,
(in millions)	2017	2016	2015
Premiums
Direct	$962	$1,011	$1,144
Assumed from other companies	—	—	—
Ceded to other companies	(329)	(369)	(358)

Net	$633	$642	$786

Life, accident and health insurance in force
Direct	$291,984	$275,404	$260,465
Assumed from other companies	2	2	5
Ceded to other companies	(62,714)	(61,674)	(60,976)

Net	$229,272	$213,732	$199,494

Amounts recoverable under reinsurance contracts totaled $1,124 million, $683 million and $647 million as of December 31, 2017, 2016 and 2015, respectively, and are included in other assets in the consolidated balance sheets.

44

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2017, 2016 and 2015 Consolidated Financial Statements

(19) Segment Information

Management views the Company’s business primarily based on its underlying products and uses this basis to define its business segments. During the 2017 second quarter, the Company reorganized its business segments based on the internally-aligned segment leadership structure, which is how the Company monitors results and assesses performance. The Company now has three reportable segments: Individual Products & Solutions (“IPS”), Retirement Plans and Corporate and Other. All prior period business segment results have been updated to conform to the current period presentation.

The primary segment profitability measure that management uses is a financial measure called pre-tax operating earnings (loss), which is calculated by adjusting income before federal income taxes to exclude: (1) certain changes in variable annuity liabilities and net realized investment gains and losses, except for operating items, such as trading portfolio realized gains and losses, trading portfolio valuation changes and net realized gains and losses related to certain product hedges; (2) the adjustment to amortization of DAC related to certain changes in variable annuity liabilities and net realized investment gains and losses; and (3) net losses attributable to noncontrolling interest. The Company believes this financial measure enhances the understanding and comparability of its performance by highlighting its results from continuing operations and their underlying profit drivers.

Individual Products and Solutions

IPS offers the following products: individual deferred annuity contracts, immediate annuities, and various life insurance products. Individual deferred annuity contracts offered consist of deferred variable annuity contracts, deferred fixed annuity contracts and deferred fixed indexed annuity contracts. Deferred annuity contracts provide the customer with tax-deferred accumulation of savings and flexible payout options including lump sum, systematic withdrawal or a stream of payments for life. In addition, deferred variable annuity contracts provide the customer with access to a wide range of investment options and asset protection features. Deferred fixed annuity contracts offered by the Company generate a return for the customer at a specified interest rate fixed for prescribed periods, while deferred fixed indexed annuity contracts generate a return for the customer based on market performance with caps and floors. Immediate annuities differ from deferred annuities in that the initial premium is exchanged for a stream of income for a certain period and/or for the owner’s lifetime without future access to the original investment. The various life insurance products offered consist of individual variable universal life, COLI and BOLI products, traditional life insurance products, fixed universal life insurance products and indexed universal life insurance products. Life insurance products provide a death benefit and, for certain products, allow the customer to build cash value on a tax-advantaged basis.

Retirement Plans

The Retirement Plans segment is comprised of the private and public sector retirement plans businesses. The private sector business primarily includes Internal Revenue Code (“IRC”) Section 401 qualified plans funded through fixed and variable group annuity contracts issued through NLIC. The public sector business primarily includes IRC Section 457 (b) and Section 401(a) governmental plans, both in the form of full-service arrangements that provide plan administration along with fixed and variable group annuities, as well as administration-only business. Across the public and private sector business NIA managed account services are also available. The Retirement Plans segment also includes stable value wrap products and solutions.

Corporate and Other

The Corporate and Other segment includes certain non-operating changes in variable annuity liabilities and non-operating realized gains and losses, related amortization and other revenues and expenses not allocated to other segments. Additionally, this segment includes the funding agreements with the FHLB.

45

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2017, 2016 and 2015 Consolidated Financial Statements

The following tables summarize the Company’s business segment operating results for the years ended:

(in millions)	Individual Products and Solutions	Retirement Plans	Corporate and Other	Total
December 31, 2017
Revenues:
Policy charges	$2,428	117	—	$2,545
Premiums	596	—	37	633
Net investment income	1,521	835	58	2,414
Non-operating changes in variable annuity liabilities and net realized investment losses[1]	—	—	(318)	(318)
Other revenues[2]	1	—	9	10

Total revenues	$4,546	$952	$(214)	$5,284
Benefits and expenses:
Interest credited to policyholder account values[3]	$783	557	36	$1,376
Benefits and claims[4]	1,395	—	27	1,422
Amortization of DAC	332	6	54	392
Other expenses, net of deferrals	741	194	258	1,193

Total benefits and expenses	$3,251	$757	$375	$4,383

Income before federal income taxes and noncontrolling interests	$1,295	195	(589)	$901
Less: certain non-operating changes in variable annuity liabilities and net realized investment losses[1]	—	—	(318)
Less: adjustment to amortization of DAC and other related expenses related to non-operating items above	—	—	(54)
Less: net gain attributable to noncontrolling interest	—	—	(96)

Pre-tax operating earnings (loss)	$1,295	$195	$(121)

Assets as of year end	$134,326	$35,520	$11,343	$181,189

1	Excluding operating items (trading portfolio realized gains and losses, trading portfolio valuation changes and net realized gains and losses related to certain product hedges).
2	Includes operating items (trading portfolio realized gains and losses, trading portfolio valuation changes).
3	Includes operating items (net realized gains and losses related to certain product hedges).
4	Excludes certain non-operating changes in variable annuity liabilities.

46

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2017, 2016 and 2015 Consolidated Financial Statements

(in millions)	Individual Products and Solutions	Retirement Plans	Corporate and Other	Total
December 31, 2016
Revenues:
Policy charges	$2,254	$107	$—	$2,361
Premiums	605	—	37	642
Net investment income	1,337	791	11	2,139
Non-operating changes in variable annuity liabilities and net realized investment losses[1]	—	—	(299)	(299)
Other revenues[2]	—	—	14	14

Total revenues	$4,196	$898	$(237)	$4,857
Benefits and expenses:
Interest credited to policyholder account values[3]	$684	$531	$30	$1,245
Benefits and claims[4]	1,245	—	32	1,277
Amortization of DAC	432	4	(3)	433
Other expenses, net of deferrals	654	181	163	998

Total benefits and expenses	$3,015	$716	$222	$3,953

Income before federal income taxes and noncontrolling interests	$1,181	$182	$(459)	$904
Less: certain non-operating changes in variable annuity liabilities and net realized investment (losses)[1]	—	—	(299)
Less: adjustment to amortization of DAC and other related expenses related to non-operating items above	—	—	6
Less: net loss attributable to noncontrolling interest	—	—	(91)

Pre-tax operating earnings (loss)	$1,181	$182	$(75)

Assets as of year end	$113,062	$32,239	$10,337	$155,638

1	Excluding operating items (trading portfolio realized gains and losses, trading portfolio valuation changes and net realized gains and losses related to certain product hedges).
2	Includes operating items (trading portfolio realized gains and losses, trading portfolio valuation changes).
3	Includes operating items (net realized gains and losses related to certain product hedges).
4	Excludes certain non-operating changes in variable annuity liabilities.

47

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2017, 2016 and 2015 Consolidated Financial Statements

(in millions)	Individual Products and Solutions	Retirement Plans	Corporate and Other	Total
December 31, 2015
Revenues:
Policy charges	$2,105	$111	$—	$2,216
Premiums	751	—	35	786
Net investment income	1,193	752	37	1,982
Non-operating changes in variable annuity liabilities and net realized investment losses[1]	—	—	(56)	(56)
Other revenues[2]	(83)	—	7	(76)

Total revenues	$3,966	$863	$23	$4,852
Benefits and expenses:
Interest credited to policyholder account values	$564	$494	$20	$1,078
Benefits and claims[3]	1,405	—	29	1,434
Amortization of DAC	128	7	(67)	68
Other expenses, net of deferrals	705	163	176	1,044

Total benefits and expenses	$2,802	$664	$158	$3,624

Income before federal income taxes and noncontrolling interests	$1,164	$199	$(135)	$1,228
Less: certain non-operating changes in variable annuity liabilities and net realized investment gains[1]	—	—	(56)
Less: adjustment to amortization of DAC and other related expenses related to non-operating items above	—	—	74
Less: net loss attributable to noncontrolling interest	—	—	(96)

Pre-tax operating earnings (loss)	$1,164	$199	$(57)

Assets as of year end	$104,020	$30,524	$9,634	$144,178

1	Excluding operating items (trading portfolio realized gains and losses, trading portfolio valuation changes and net realized gains and losses related to certain product hedges).
2	Includes operating items discussed above.
3	Excludes certain non-operating changes in variable annuity liabilities.

48

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Schedule I        Consolidated Summary of Investments – Other Than Investments in Related Parties

As of December 31, 2017 (in millions)

Column A	Column B	Column C	Column D
Type of investment	Cost	Fair value	Amount at which shown in the consolidated balance sheet
Fixed maturity securities, available-for-sale:
Bonds:
U.S. government and agencies	$358	$396	$396
Obligations of states, political subdivisions and foreign governments	3,433	3,845	3,845
Public utilities	5,374	5,582	5,582
All other corporate, mortgage-backed and asset-backed securities	38,677	40,378	40,378

Total fixed maturity securities, available-for-sale	$47,842	$50,201	$50,201
Equity securities, available-for-sale:
Common stocks:
Banks, trust and insurance companies	$15	$15	$15
Industrial, miscellaneous and all other	14	12	12
Nonredeemable preferred stocks	44	52	52

Total equity securities, available-for-sale	$73	$79	$79
Trading assets	73	74	74
Mortgage loans, net of allowance	10,963		10,929	[1]
Policy loans	1,030		1,030
Other investments	1,340		1,340
Short-term investments	1,406		1,406

Total investments	$62,727		$65,059

1	Difference from Column B is primarily attributable to valuation allowances due to impairments on mortgage loans on estate (see Note 7 to the audited consolidated financial statements), hedges and commitment hedges on mortgage loans on real estate.

See accompanying notes to consolidated financial statements and report of independent registered public accounting firm.

49

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Schedule III        Supplementary Insurance Information

As of December 31, 2017, 2016 and 2015 and for each of the years then ended (in millions)

Column A	Column B	Column C	Column D	Column E	Column F
Year: Segment	Deferred policy acquisition costs	Future policy benefits, losses, claims and loss expenses	Unearned premiums[1]	Other policy claims and benefits payable[1]	Premium revenue
2017
IPS	$5,922	$38,510			$596
Retirement Plans	235	18,773			—
Corporate and Other	(481)	2,602			37

Total	$5,676	$59,885			$633

2016
IPS	$5,390	$32,621			$605
Retirement Plans	229	17,443			—
Corporate and Other	(187)	2,847			37

Total	$5,432	$52,911			$642

2015
IPS	$5,007	$26,742			$751
Retirement Plans	222	15,940			—
Corporate and Other	(29)	2,715			35

Total	$5,200	$45,397			$786

Column A	Column G	Column H	Column I	Column J	Column K
Year: Segment	Net investment income[2]	Benefits, claims, losses and settlement expenses	Amortization of deferred policy acquisition costs	Other operating expenses[2]	Premiums written
2017
IPS	$1,521	$2,507	$332	741
Retirement Plans	835	557	6	194
Corporate and Other	58	63	54	258

Total	$2,414	$3,127	$392	$1,193

2016
IPS	$1,337	$2,111	$432	654
Retirement Plans	791	531	4	181
Corporate and Other	11	62	(3)	163

Total	$2,139	$2,704	$433	$998

2015
IPS	$1,193	$2,198	$128	$705
Retirement Plans	752	494	7	163
Corporate and Other	37	48	(67)	176

Total	$1,982	$2,740	$68	$1,044

1	Unearned premiums and other policy claims and benefits payable are included in Column C amounts.
2	Allocations of net investment income and certain operating expenses are based on numerous assumptions and estimates, and reported segment operating results would change if different methods were applied.

See accompanying notes to consolidated financial statements and report of independent registered public accounting firm.

50

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Schedule IV        Reinsurance

As of December 31, 2017, 2016 and 2015 and for each of the years then ended (in millions)

Column A	Column B	Column C	Column D	Column E
	Gross amount	Ceded to other companies	Assumed from other companies	Net amount
2017
Life, accident and health insurance in force	$291,984	$(62,714)	$2	$229,272
Premiums:
Life insurance[1]	$700	$(67)	$—	$633
Accident and health insurance	262	(262)	—	—

Total	$962	$(329)	$—	$633

2016
Life, accident and health insurance in force	$275,404	$(61,674)	$2	$213,732
Premiums:
Life insurance[1]	$698	$(56)	$—	$642
Accident and health insurance	313	(313)	—	—

Total	$1,011	$(369)	$—	$642

2015
Life, accident and health insurance in force	$260,465	$(60,976)	$5	$199,494
Premiums:
Life insurance[1]	$842	$(56)	$—	$786
Accident and health insurance	302	(302)	—	—

Total	$1,144	$(358)	$—	$786

1	Primarily represents premiums from traditional life insurance and life-contingent immediate annuities and excludes deposits on investment and universal life insurance products.

See accompanying notes to consolidated financial statements and report of independent registered public accounting firm.

51

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Schedule V        Valuation and Qualifying Accounts

Years ended December 31, 2017, 2016 and 2015 (in millions)

Column A	Column B	Column C		Column D	Column E
Description	Balance at beginning of period	Charged to costs and expenses	Charged to other accounts	Deductions[1]	Balance at end of period
2017
Valuation allowances - mortgage loans	$32	$6	$—	$(4)	$34

2016
Valuation allowances - mortgage loans	$26	$8	$—	$(2)	$32

2015
Valuation allowances - mortgage loans	$26	$2	$—	$(2)	$26

1	Amounts generally represent payoffs, sales and recoveries.

See accompanying notes to consolidated financial statements and report of independent registered public accounting firm.

52

PART C. OTHER INFORMATION
Item 26. Exhibits
a)	Resolution of the Depositor's Board of Directors authorizing the establishment of the Registrant – Filed previously with registration statement (333-31725) on July 21, 1997 and hereby incorporated by reference.
b)	Custodian Agreements – Not Applicable.
c)	Underwriting or Distribution of contracts between the Depositor and Principal Underwriter – Previously filed with pre-effective amendment number 3 on September 27, 2007 and hereby incorporated by reference.
d)	The form of the contract – Previously filed with pre-effective amendment number 3 on September 27, 2007 and hereby incorporated by reference.
e)	The form of the contract application – Previously filed with pre-effective amendment number 3 on September 27, 2007 and hereby incorporated by reference.
f)	Depositor’s Certificate of Incorporation and By-Laws.
1)	Amended Articles of Incorporation for Nationwide Life Insurance Company. Filed previously with initial registration statement (333-164119) on January 4, 2010 as document "exhibitf1.htm" and hereby incorporated by reference.
2)	Amended and Restated Code of Regulations of Nationwide Life Insurance Company. Filed previously with initial registration statement (333-164119) on January 4, 2010 as document "exhibitf2.htm" and hereby incorporated by reference.
3)	Articles of Merger of Nationwide Life Insurance Company of America with and into Nationwide Life Insurance Company, effective December 31, 2009. Filed previously with initial registration statement (333-164119) on January 4, 2010 as document "exhibitf3.htm" and hereby incorporated by reference.
g)	Form of Reinsurance Contracts –
1)	Reinsurance Agreement with Hannover Life Reassurance Company of America dated October 1, 2008, previously filed on April 12, 2011 with registration statement (333-149295), as Exhibit (g)(5) and hereby incorporated by reference.
2)	Automatic Self Administered YRT Reinsurance Agreement #196731 with Swiss Re Life & Health America, Inc. dated October 1, 2008, previously filed on April 12, 2011 with registration statement (333-43671), as Exhibit (g)(1) and hereby incorporated by reference.
3)	Automatic Self Administered YRT Reinsurance Agreement #196730 with Swiss Re Life & Health America, Inc. dated October 1, 2008, previously filed on April 12, 2011 with registration statement (333-43671), as Exhibit (g)(2) and hereby incorporated by reference.
h)	Form of Participation Agreements –
The following fund participation agreements were previously filed and are hereby incorporated by reference.
1)	Fund Participation Agreement with AIM Variable Insurance Funds, AIM Advisors, Inc., and AIM Distributors dated January 6, 2003 with the registration statement under 333-140608, pre-effective amendment number 1 filed on July 17, 2007 as document aimfpa99h1.htm
2)	Fund Participation Agreement (Amended and Restated) with Alliance Capital Management L.P. and Alliance-Bernstein Investment Research and Management, Inc. dated June 1, 2003 with the registration statement under 333-137202, pre-effective amendment number 3 filed on September 27, 2007 as document alliancebernsteinfpa.htm
3)	Amended and Restated Fund Participation and Shareholder Services Agreement with American Century Investment Services, Inc., as amended, dated September 15, 2004 with the registration statement under 333-140608, pre-effective amendment number 1 filed on July 17, 2007 as document amcentfpa99h2.htm
4)	Fund Participation Agreement with American Funds Insurance Series and Capital Research and Management Company. dated July 20, 2005 with the registration statement under 333-137202, pre-effective amendment number 3 filed on September 27, 2007 as document americanfundsfpa.htm

5)	Fund Participation Agreement with BlackRock (formerly FAM Distributors, Inc. and FAM Variable Series Funds, Inc.), as amended, dated April 13, 2004 with the registration statement under 333-137202, pre-effective amendment number 3 filed on September 27, 2007 as document blackrockfpa.htm
6)	Participation Agreement with Calvert Asset Management Company Inc., and Calvert Distributor, Inc. dated September 5, 2002 with the registration statement under 333-104339, post-effective amendment number 6 filed on April 24, 2008 as document calvertfpa.htm
7)	Fund Participation Agreement with Davis Variable Account Fund and Davis Distributors, LLC. dated August 7, 2007 with the registration statement under 333-137202, pre-effective amendment number 3 filed on September 27, 2007 as document davisfpa.htm
8)	Fund Participation Agreement with Delaware Management Company and Delaware Distributors, L.P., as amended, dated February 5, 2008 with the registration statement under 333-43671, post-effective amendment number 43 filed on April 12, 2011 as document delawarefpa.htm
9)	Fund Participation Agreement with DFA Investment Dimensions Group Inc.; Dimensional Fund Advisors LP; and DFA Securities LLC. dated February 8, 2012 with the registration statement under 333-149213, post-effective amendment number 7 filed on April 11, 2012 as document dfafpa.htm
10)	Restated and Amended Fund Participation Agreement with The Dreyfus Corporation, as amended, dated January 27, 2000 with the registration statement under 333-140608, pre-effective amendment number 1 filed on July 17, 2007 as document dreyfusfpa99h3.htm
11)	Fund Participation Agreement with BT Insurance Funds Trust and Bankers Trust Company dated January 1, 1999 with the registration statement under 333-43671, post-effective amendment number 43 filed on April 12, 2011 as document dwsfpa.htm
12)	Fund Participation Agreement with DWS Variable Series I and DWS Variable Series II (formerly Scudder Variable Series I, Scudder Variable Series II), Deutsche Investment Management Americas, Inc. and DWS Investments Distributors, Inc. (formerly DWS Scudder Distributors, Inc.) dated July 1, 2004 with the registration statement under 333-137202, pre-effective amendment number 3 filed on September 27, 2007 as document dwsfpa.htm
13)	Fund Participation Agreement with Eaton Vance Variable Trust and Eaton Vance Distributors, Inc. dated March 24, 2011 with the registration statement under 333-43671, post-effective amendment number 43 filed on April 12, 2011 as document eatonvancefpa.htm
14)	Fund Participation Agreement with Federated Insurance Series and Federated Securities Corp., as amended, dated April 1, 2006 with the registration statement under 333-140608, pre-effective amendment number 1 filed on July 17, 2007 as document fedfpa99h4.htm
15)	Fund Participation Agreement with Fidelity Variable Insurance Products Fund, as amended, including Fidelity Variable Insurance Products Fund IV and Fidelity Variable Insurance Products Fund V. dated May 1, 1988 with the registration statement under 333-140608, pre-effective amendment number 1 filed on July 17, 2007 as document fidifpa99h5.htm
16)	Fund Participation Agreement with Fidelity Variable Insurance Products Fund II dated, as amended, including Fidelity Variable Insurance Products Fund IV and Fidelity Variable Insurance Products Fund V. dated July 15, 1989 with the registration statement under 333-140608, pre-effective amendment number 1 filed on July 17, 2007 as document fidiifpa99h6.htm
17)	Fund Participation Agreement with Fidelity Variable Insurance Products Fund III dated, as amended, including Fidelity Variable Insurance Products Fund IV and Fidelity Variable Insurance Products Fund V. dated November 22, 1994 with the registration statement under 333-140608, pre-effective amendment number 1 filed on July 17, 2007 as document fidiiifpa99h7.htm
18)	Amended and Restated Fund Participation Agreement with Franklin Templeton Variable Insurance Products Trust and Franklin/Templeton Distributors, Inc., as amended, dated May 1, 2003 with the registration statement under 333-140608, pre-effective amendment number 1 filed on July 17, 2007 as document frankfpa99h8.htm
19)	Fund Participation Agreement with Goldman Sachs Variable Insurance Trust, and Goldman Sachs & Co. dated December 22, 1998 with the registration statement under 333-43671, post-effective amendment number 43 filed on April 12, 2011 as document goldmansachsfpa.htm

20)	Fund Participation Agreement with J.P. Morgan Series Trust II dated February 18, 2003 with the registration statement under 333-59517, post-effective amendment number 42 filed on April 30, 2008 as document jpmorganfpa.htm
21)	Fund Participation Agreement, Service and Institutional Shares, with Janus Aspen Series dated December 31, 1999 with the registration statement under 333-140608, pre-effective amendment number 1 filed on July 17, 2007 as document janusfpa99h9a.htm
22)	Fund Participation Agreement with Lazard Retirement Series, Inc., and Lazard Asset Management Securities LLC dated April 13, 2009 with the registration statement under 333-43671, post-effective amendment number 43 filed on April 12, 2011 as document lazardfpa.htm
23)	Fund Participation Agreement with Legg Mason Investor Services, LLC (formerly, Salomon Brothers Variable Series Funds Inc., Salomon Brothers Asset Management Inc.), as amended, dated September, 1999 with the registration statement under 333-137202, pre-effective amendment number 3 filed on September 27, 2007 as document leggmasonfpa.htm
24)	Fund Participation Agreement with Lincoln Variable Insurance Products Trust, Lincoln Financial Distributors, Inc., and Lincoln Investment Advisors Corporation. dated June 5, 2007 with the registration statement under 333-137202, pre-effective amendment number 3 filed on September 27, 2007 as document lincolnfpa.htm
25)	Fund Participation Agreement with Lord Abbett Series Fund, Inc. and Lord Abbett Distributor LLC, as amended, dated December 31, 2002 with the registration statement under 333-137202, pre-effective amendment number 3 filed on September 27, 2007 as document lordabbettfpa.htm
26)	Amended and Restated Fund Participation Agreement with MFS Variable Insurance Trust and Massachusetts Financial Services Company, as amended, dated February 1, 2003 with the registration statement under 333-140608, pre-effective amendment number 1 filed on July 17, 2007 as document mfsfpa99h11.htm
27)	Fund Participation Agreement with Nationwide Variable Insurance Trust (formerly, Gartmore Variable Insurance Trust), American Funds Insurance Series, and Capital Research and Management Company dated May 1, 2007 with the registration statement under 333-140608, pre-effective amendment number 1 filed on July 17, 2007 as document nwfpa99h12b.htm
28)	Fund Participation Agreement with Neuberger Berman Management Inc. dated January 1, 2006 with the registration statement under 333-140608, pre-effective amendment number 1 filed on July 17, 2007 as document neuberfpa99h13.htm
29)	Fund Participation Agreement with Northern Lights Variable Trust and Northern Lights Distributors, LLC. dated February 8, 2012 with the registration statement under 333-62692, post-effective amendment number 28 filed on June 11, 2012 as document northernlightsfpa.htm
30)	Fund Participation Agreement with Oppenheimer Variable Account Funds and Oppenheimer Funds, Inc. dated April 13, 2007 with the registration statement under 333-140608, pre-effective amendment number 1 filed on July 17, 2007 as document oppenfpa99h14.htm
31)	Fund Participation Agreement with PIMCO Variable Insurance Trust and PIMCO Funds Distributors, LLC, as amended, dated March 28, 2002 with the registration statement under 333-137202, pre-effective amendment number 3 filed on September 27, 2007 as document pimcofpa.htm
32)	Fund Participation Agreement with Pioneer Variable Contracts Trust, Pioneer Investment Management, Inc. and Pioneer Funds Distributor, Inc., as amended, dated September 27, 2002 with the registration statement under 333-137202, pre-effective amendment number 3 filed on September 27, 2007 as document pioneerfpa.htm
33)	Fund Participation Agreement with Putnam Variable Trust and Putnam Retail Management, L.P. dated February 1, 2002 with the registration statement under 333-137202, pre-effective amendment number 3 filed on September 27, 2007 as document putnamfpa.htm
34)	Fund Participation Agreement with Royce & Associates, Inc., as amended, dated February 14, 2002 with the registration statement under 333-137202, pre-effective amendment number 3 filed on September 27, 2007 as document roycefpa.htm

35)	Fund Participation Agreement with Rydex Variable Trust & Rydex Distributors, Inc. dated September 10, 2001 with the registration statement under 333-62692, post-effective amendment number 20 filed on April 18, 2008 as document rydexfundpartagreement.htm
36)	Fund Participation Agreement with T. Rowe Price Equity Series, Inc., T. Rowe Price International Series, Inc., T. Rowe Price Fixed Income Series, Inc., and T. Rowe Price Investment Services, Inc., as amended, dated October 1, 2002 with the registration statement under 333-140608, pre-effective amendment number 1 filed on July 17, 2007 as document trowefpa99h15.htm
37)	Fund Participation Agreement with The Universal Institutional Funds, Inc., Morgan Stanley & Co. Incorporated, and Morgan Stanley Investment Management, Inc., as amended, dated February 1, 2002 with the registration statement under 333-140608, pre-effective amendment number 1 filed on July 17, 2007 as document univfpa99h16.htm
38)	Fund Participation Agreement with Van Eck Investment Trust, Van Eck Associates Corporation, and Van Eck Securities Corporation, as amended, dated September 1, 1989 with the registration statement under 333-137202, pre-effective amendment number 3 filed on September 27, 2007 as document vaneckfpa.htm
39)	Fund Participation Agreement with Vanguard Variable Insurance Fund, The Vanguard Group, Inc., Vanguard Marketing Corporation. dated February 28, 2008 with the registration statement under 333-43671, post-effective amendment number 43 filed on April 12, 2011 as document vanguardfpa.htm
40)	Fund Participation Agreement with Waddell & Reed Services Company and Waddell & Reed, Inc, as amended, dated December 1, 2000 with the registration statement under 333-137202, pre-effective amendment number 3 filed on September 27, 2007 as document waddellreedfpa.htm
41)	Fund Participation Agreement with Wells Fargo Management, LLC, and Stephens, Inc., as amended, dated November 15, 2004 with the registration statement under 333-137202, pre-effective amendment number 3 filed on September 27, 2007 as document wellsfargofpa.htm
42)	Fund Participation Agreement with Nationwide Variable Insurance Trust (formerly Gartmore Variable Insurance Trust, as amended. dated May 2, 2005 with the registration statement under 333-140608, pre-effective amendment number 1 filed on July 17, 2007 as document nwfpa99h12a.htm
i)	Form of Administrative Contracts –
The following administrative contracts were previously filed and are hereby incorporated by reference.
1)	Administrative Services Agreement with AIM Advisors, Inc. dated July 1, 2005 with the registration statement under 333-140608, pre-effective amendment number 1 filed on July 17, 2007 as document aimasa99i1a.htm
2)	Financial Support Agreement with AIM Distributors, Inc. dated July 1, 2005 with the registration statement under 333-140608, pre-effective amendment number 1 filed on July 17, 2007 as document aimasa99i1b.htm
3)	Administrative Services Agreement with Alliance Fund Distributors, Inc. dated June 3, 2003 with the registration statement under 333-137202, pre-effective amendment number 3 filed on September 27, 2007 as document alliancebersteinasa.htm
4)	Amended and Restated Fund Participation and Shareholder Services Agreement with American Century Investment Services, Inc., as amended, dated September 15, 2004 with the registration statement under 333-140608, pre-effective amendment number 1 filed on July 17, 2007 as document amcentasa99i2.htm
5)	Business Agreement with American Funds Distributors, Inc. and Capital Research and Management Company. dated July 20, 2005 with the registration statement under 333-137202, pre-effective amendment number 3 filed on September 27, 2007 as document americanfundsasa.htm
6)	Administrative Services Agreement with BlackRock (formerly FAM Distributors, Inc., and Merrill Lynch Variable Series Funds, Inc. ), as amended, dated April 13, 2004 with the registration statement under 333-137202, pre-effective amendment number 3 filed on September 27, 2007 as document blackrockasa.htm
7)	Administrative Services Agreement with Calvert Asset Management Company, Inc., and Calvert Distributors, Inc. dated September 5, 2002 with the registration statement under 333-43671, post-effective amendment number 43 filed on April 12, 2011 as document calvertvariableasa.htm

8)	Administrative Service Agreement with Davis Distributors, LLC. dated August 7, 2007 with the registration statement under 333-137202, pre-effective amendment number 3 filed on September 27, 2007 as document davisasa.htm
9)	Administrative Services Agreement with Delaware Distributors, L.P., as amended, dated February 5, 2008 with the registration statement under 333-43671, post-effective amendment number 43 filed on April 12, 2011 as document delawareasa.htm
10)	Fund Participation Agreement with DFA Investment Dimensions Group Inc.; Dimensional Fund Advisors LP; and DFA Securities LLC. dated February 8, 2012 with the registration statement under 333-149213, post-effective amendment number 7 filed on April 11, 2012 as document dfafpa.htm
11)	Restated Administrative Services Agreement with The Dreyfus Corporation, as amended, and 12b-1 letter agreement dated, as amended, dated June 1, 2003 with the registration statement under 333-140608, pre-effective amendment number 1 filed on July 17, 2007 as document dreyfusasa99i3.htm
12)	Administrative Services Agreement with Bankers Trust Company dated January 1, 1999 with the registration statement under 333-43671, post-effective amendment number 43 filed on April 12, 2011 as document dwsasa.htm
13)	Fund Participation Agreement with DWS Variable Series I and DWS Variable Series II (formerly Scudder Variable Series I, Scudder Variable Series II), Deutsche Investment Management Americas, Inc. and DWS Investments Distributors, Inc. (formerly DWS Scudder Distributors, Inc.) dated July 1, 2004 with the registration statement under 333-137202, pre-effective amendment number 3 filed on September 27, 2007 as document dwsfpa.htm
14)	Shareholder Servicing Agreement with Eaton Vance Variable Trust dated March 24, 2011 with the registration statement under 333-43671, post-effective amendment number 43 filed on April 12, 2011 as document eatonvanceasa.htm
15)	Dealer Agreement with Federated Securities Corp. dated October 26, 2006 with the registration statement under 333-140608, pre-effective amendment number 1 filed on July 17, 2007 as document fedasa99i4a.htm
16)	Fund Participation Agreement with Federated Insurance Series and Federated Securities Corp., as amended dated April 1, 2006 with the registration statement under 333-140608, pre-effective amendment number 1 filed on July 17, 2007 as document fedasa99i4b.htm
17)	Administrative Service Agreement with Fidelity Investments Institutional Operations Company, Inc., as amended dated April 1, 2002 with the registration statement under 333-140608, pre-effective amendment number 1 filed on July 17, 2007 as document fidiiiasa99i5a.htm
18)	Service Contract, with Fidelity Distributors Corporation, as amended dated April 1, 2002 with the registration statement under 333-140608, pre-effective amendment number 1 filed on July 17, 2007 as document fidiiiasa99i5b.htm
19)	Administrative Services Agreement with Franklin Templeton Services, LLC, as amended dated May 1, 2003 with the registration statement under 333-140608, pre-effective amendment number 1 filed on July 17, 2007 as document frankasa99i6.htm
20)	Agreement with Goldman, Sachs & Co. dated January 6, 1999 with the registration statement under 333-43671, post-effective amendment number 43 filed on April 12, 2011 as document goldmansachsasa.htm
21)	Distribution and Shareholder Services Agreement with Janus Distributors, Inc. dated December 31, 1999 with the registration statement under 333-140608, pre-effective amendment number 1 filed on July 17, 2007 as document janusasa99i7.htm
22)	Administrative Services Agreement with Lazard Retirement Series, Inc. dated April 13, 2009 with the registration statement under 333-43671, post-effective amendment number 43 filed on April 12, 2011 as document lazardasa.htm
23)	Administrative Services Agreement with Legg Mason Partners Variable Portfolios I, Inc. (formerly Salomon Brothers Asset Management Inc.), as amended, dated September, 1999 with the registration statement under 333-137202, pre-effective amendment number 3 filed on September 27, 2007 as document leggmasonasa.htm

24)	Administrative Services Agreement with Lincoln Investment Advisors Corporation. dated June 5, 2007 with the registration statement under 333-137202, pre-effective amendment number 3 filed on September 27, 2007 as document lincolnasa.htm
25)	Distribution Services Agreement between Nationwide Investment Services Corporation (general distributor) and Lincoln Financial Distributors, Inc. dated June 5, 2007 with the registration statement under 333-137202, pre-effective amendment number 3 filed on September 27, 2007 as document linconasab.htm
26)	Administrative Services Agreement with Lord Abbett Series Fund, Inc., as amended dated December 31, 2002 with the registration statement under 333-137202, pre-effective amendment number 3 filed on September 27, 2007 as document lordabbettasa.htm
27)	Letter Agreement between MFS Fund Distributors, Inc. ("MFD") and Nationwide Financial Services, Inc. dated January 30, 2013 with the registration statement under 333-149213, post-effective amendment number 15 filed on April 16, 2015 as document mfsasa.htm
28)	Fund Participation Agreement with Nationwide Variable Insurance Trust (formerly, Gartmore Variable Insurance Trust), as amended dated May 2, 2005 with the registration statement under 333-140608, pre-effective amendment number 1 filed on July 17, 2007 as document nwasa99i10.htm
29)	Fund Participation Agreement with Nationwide Variable Insurance Trust (formerly, Gartmore Variable Insurance Trust), American Funds Insurance Series, and Capital Research and Management Company dated May 1, 2007 with the registration statement under 333-140608, pre-effective amendment number 1 filed on July 17, 2007 as document nwfpa99h12b.htm
30)	Fund Participation Agreement with Neuberger Berman Management Inc. dated January 1, 2006 with the registration statement under 333-140608, pre-effective amendment number 1 filed on July 17, 2007 as document neuberfpa99h13.htm
31)	Service Agreement with Northern Lights Variable Trust. dated February 8, 2012 with the registration statement under 333-155153, post-effective amendment number 6 filed on April 19, 2013 as document d470080dex99i24.htm
32)	Revenue Sharing Agreement with Oppenheimer Funds, Inc. dated April 17, 2007 with the registration statement under 333-140608, pre-effective amendment number 1 filed on July 17, 2007 as document oppenasa99i12.htm
33)	Administrative Services Agreement with Pacific Investment Management Company LLC, as amended dated March 28, 2002 with the registration statement under 333-137202, pre-effective amendment number 3 filed on September 27, 2007 as document pimcoasaa.htm
34)	Administrative Services Agreement with PIMCO Variable Insurance Trust, as amended dated March 28, 2002 with the registration statement under 333-137202, pre-effective amendment number 3 filed on September 27, 2007 as document pimcoasab.htm
35)	Fund Participation Agreement with Pioneer Variable Contracts Trust, Pioneer Investment Management, Inc. and Pioneer Fund Distributor, Inc., as amended dated September 27, 2002 with the registration statement under 333-137202, pre-effective amendment number 3 filed on September 27, 2007 as document pioneerfpa.htm
36)	Administrative Services Agreement with Putnam Retail Management Limited Partnership, as amended dated August 1, 2006 with the registration statement under 333-137202, pre-effective amendment number 3 filed on September 27, 2007 as document putnamasa.htm
37)	Fund Participation Agreement with Royce & Associates, as amended dated February 14, 2002 with the registration statement under 333-137202, pre-effective amendment number 3 filed on September 27, 2007 as document roycefpa.htm
38)	Fund Participation Agreement with Rydex Variable Trust & Rydex Distributors, Inc. dated September 10, 2001 with the registration statement under 333-62692, post-effective amendment number 20 filed on April 18, 2008 as document rydexfundpartagreement.htm
39)	Administrative Services Letter Agreement with T. Rowe Price Associates, Inc. and T. Rowe Price International, Inc., as amended dated October 1, 2002 with the registration statement under 333-140608, pre-effective amendment number 1 filed on July 17, 2007 as document troweasa99i13.htm

40)	Administrative Services Agreement with Morgan Stanley Distribution, Inc. (The Universal Institutional Funds, Inc.), as amended dated May 5, 2005 with the registration statement under 333-140608, pre-effective amendment number 1 filed on July 17, 2007 as document univasa99i14.htm
41)	Administrative Services Agreement with Van Eck Securities Corporation, as amended dated November 3, 1997 with the registration statement under 333-137202, pre-effective amendment number 3 filed on September 27, 2007 as document vaneckasa.htm
42)	Fund Participation Agreement with Vanguard Variable Insurance Fund, The Vanguard Group, Inc., Vanguard Marketing Corporation. dated February 28, 2008 with the registration statement under 333-43671, post-effective amendment number 43 filed on April 12, 2011 as document vanguardfpa.htm
43)	Administrative Services Agreement with Waddell & Reed, Inc., as amended dated December 1, 2000 with the registration statement under 333-137202, pre-effective amendment number 3 filed on September 27, 2007 as document waddellreedasa.htm
44)	Administrative Services Agreement with Wells Fargo Funds Management, LLC and Stephens, Inc., as amended dated November 15, 2004 with the registration statement under 333-137202, pre-effective amendment number 3 filed on September 27, 2007 as document wellsfargoasa.htm
45)	Fund Participation Agreement with J.P. Morgan Series Trust II dated February 18, 2003 with the registration statement under 333-59517, post-effective amendment number 42 filed on April 30, 2008 as document jpmorganfpa.htm
j)	Other Material Contracts – Not Applicable.
k)	Opinion of Counsel – Filed previously with registration statement (333-137202) on September 8, 2006 under document "legalopinion.htm" and hereby incorporated by reference.
l)	Actuarial Opinion – Not Applicable.
m)	Calculation - Not Applicable.
n)	Consent of Independent Registered Public Accounting Firm – Attached hereto.
o)	Omitted Financial Statements – Not Applicable.
p)	Initial Capital Agreements – Not Applicable.
q)	Redeemability Exemption – Filed previously with registration statement (333-137202) on April 23, 2013 under document " d470016dex99q.htm" and hereby incorporated by reference.
99)	Power of Attorney – Attached hereto.
Item 27. Directors and Officers of the Depositor
The business address of the Directors and Officers of the Depositor is:
One Nationwide Plaza, Columbus, Ohio 43215
President and Chief Operating Officer and Director	Kirt A. Walker
Executive Vice President-Chief Information Officer	Michael C. Keller
Executive Vice President-Chief Administrative Officer	Gale V. King
Executive Vice President and Director	Mark R. Thresher
Senior Vice President	Harry H. Hallowell
Senior Vice President	Sandra L. Rich
Senior Vice President and Treasurer	David LaPaul
Senior Vice President-Chief Financial Officer and Director	Timothy G. Frommeyer
Senior Vice President-Chief Information Officer, NF Systems	Michael A. Richardson
Senior Vice President-Head of Taxation	Pamela A. Biesecker
Senior Vice President-Individual Products & Solutions and Director	Eric S. Henderson
Senior Vice President-Integrated Relationship Strategies	Rondal L. Ransom
Senior Vice President-Investment Management Group	Michael S. Spangler
Senior Vice President-Marketing Services	Tiffanie Hiibner
Senior Vice President- NF Services Financial Solutions & Support Services	Steven C. Power
Senior Vice President-Nationwide Financial Network	Peter A. Golato
Senior Vice President-NF Sales and Distribution	Tina S. Ambrozy

Senior Vice President-NF Legal	Rae Ann Dankovic
Senior Vice President-NF Marketing	Jennifer B. MacKenzie
Senior Vice President-NI Enterprise Brand Marketing	Michael A. Boyd
Senior Vice President-Chief Digital Officer	Ann S. Bair
Senior Vice President-NW Retirement Plans and Director	John L. Carter
Senior Vice President-Nationwide Financial Network	Joseph D. Sprague
Director	Stephen S. Rasmussen
Item 28. Persons Controlled by or Under Common Control with the Depositor or Registrant.
Following is a list of entities directly or indirectly controlled by or under common control with the depositor or registrant. Ownership is indicated through indentation. Unless otherwise indicated, each subsidiary is either wholly-owned or majority-owned by the parent company immediately preceding it. (For example, Nationwide Fund Distributors, LLC is either wholly-owned or majority owned by NFS Distributors, Inc.) Separate accounts that have been established pursuant to board resolution but are not, and have never been, active are omitted.
Company	Jurisdiction of Domicile	Brief Description of Business
Nationwide Financial Services, Inc.	Delaware	The company acts primarily as a holding company for companies within the Nationwide organization that offer or distribute life insurance, long-term savings and retirement products.
NFS Distributors, Inc.	Delaware	The company acts primarily as a holding company for Nationwide Financial Services, Inc. companies.
Nationwide Financial General Agency, Inc.	Pennsylvania	The company is a multi-state licensed insurance agency.
Nationwide Fund Distributors, LLC	Delaware	The company is a limited purpose broker-dealer.
Nationwide Fund Management, LLC	Delaware	The company provides administration, transfer and dividend disbursing agent services to various mutual fund entities.
Nationwide Retirement Solutions, Inc.	Delaware	The company markets and administers deferred compensation plans for public employees.
Nationwide Securities, LLC	Delaware	The company is a general purpose broker-dealer and investment adviser registered with the Securities and Exchange Commission.
Nationwide Bank	Federal	This is a federally savings bank chartered by the Office of Thrift Supervision in the United States Department of Treasury to exercise deposit, lending, agency, custody and fiduciary powers and to engage in activities permissible for federal savings banks under the Home Owners’ Loan Act of 1933.
Nationwide Financial Services Capital Trust	Delaware	The trust’s sole purpose is to issue and sell certain securities representing individual beneficial interests in the assets of the trust
Nationwide Life Insurance Company [2]	Ohio	The corporation provides individual life insurance, group and health insurance, fixed and variable annuity products and other life insurance products.
Jefferson National Financial Corporation	Delaware	A stock corporation. The corporation is the holding company of Jefferson National Life Insurance Company, Jefferson National Life Insurance Company of New York, Jefferson National Securities Corporation, and JNF Advisors, Inc., offering annuity products and services.
Jefferson National Life Insurance Company	Texas	The company provides life, health and annuity products.
Jefferson National Life Insurance Company of New York	New York	The company provides variable annuity products.
Jefferson National Securities Corporation	Delaware	The company is a limited purpose broker-dealer and distributor of variable annuities for Jefferson National Life Insurance Company and Jefferson National Life Insurance Company of New York.
JNF Advisors, Inc.	Delaware	The company is an investment advisory firm but currently manages no assets.
MFS Variable Account[2,3]	Ohio	A separate account issuing variable annuity contracts.

Company	Jurisdiction of Domicile	Brief Description of Business
Nationwide Multi-Flex Variable Account[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-II2,3	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-3[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-4[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-5[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-6[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-7[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-8[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-9[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-10[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-11[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-12[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-13[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-14[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Provident VA Separate Account 1[2,3]	Pennsylvania	A separate account issuing variable annuity contracts.
Nationwide VLI Separate Account[2,3]	Ohio	A separate account issuing variable life insurance policies.
Nationwide VLI Separate Account-2[2,3]	Ohio	A separate account issuing variable life insurance policies.
Nationwide VLI Separate Account-3[2,3]	Ohio	A separate account issuing variable life insurance policies.
Nationwide VLI Separate Account-4[2,3]	Ohio	A separate account issuing variable life insurance policies.
Nationwide VLI Separate Account-5[2,3]	Ohio	A separate account issuing variable life insurance policies.
Nationwide VLI Separate Account-6[2,3]	Ohio	A separate account issuing variable life insurance policies.
Nationwide VLI Separate Account-7[2,3]	Ohio	A separate account issuing variable life insurance policies.
Nationwide Provident VLI Separate Account 1[2,3]	Pennsylvania	A separate account issuing variable life insurance policies.
Nationwide Investment Services Corporation[3]	Oklahoma	This is a limited purpose broker-dealer and distributor of variable annuities and variable life products for Nationwide Life Insurance Company and Nationwide Life and Annuity Insurance Company. The company also provides educational services to retirement plan sponsors and its participants.
Nationwide Financial Assignment Company[3]	Ohio	The company is an administrator of structured settlements.
Nationwide Investment Advisors, LLC[3]	Ohio	The company provides investment advisory services.
Eagle Captive Reinsurance, LLC[3]	Ohio	The company is engaged in the business of insurance
Nationwide Life and Annuity Insurance Company[2,3]	Ohio	The company engages in underwriting life insurance and granting, purchasing and disposing of annuities.
Nationwide VA Separate Account-A2,3	Ohio	A separate account issuing variable annuity contracts.
Nationwide VA Separate Account-B2,3	Ohio	A separate account issuing variable annuity contracts.
Nationwide VA Separate Account-C2,3	Ohio	A separate account issuing variable annuity contracts.
Nationwide VA Separate Account-D2,3	Ohio	A separate account issuing variable annuity contracts.
Nationwide Provident VA Separate Account A2,3	Delaware	A separate account issuing variable annuity contracts.
Nationwide VL Separate Account-A2,3	Ohio	A separate account issuing variable life insurance policies.
Nationwide VL Separate Account-B2,3	Ohio	A separate account issuing variable life insurance policies.
Nationwide VL Separate Account-C2,3	Ohio	A separate account issuing variable life insurance policies.
Nationwide VL Separate Account-D2,3	Ohio	A separate account issuing variable life insurance policies.

Company	Jurisdiction of Domicile	Brief Description of Business
Nationwide VL Separate Account-G2,3	Ohio	A separate account issuing variable life insurance policies.
Nationwide Provident VLI Separate Account A2,3	Delaware	A separate account issuing variable life insurance policies.
Olentangy Reinsurance, LLC[3]	Vermont	The company is a captive life reinsurance company.
Registered Investment Advisors Services, Inc.[3]	Texas	The company is a technology company that facilitates third-party money management services for registered investment advisors
Nationwide Fund Advisors[3,4]	Delaware	The trust acts as a registered investment advisor.
[1]	This subsidiary/entity is controlled by its immediate parent through contractual association.
[2]	This subsidiary/entity files separate financial statements.
[3]	Information for this subsidiary/entity is included in the consolidated financial statements of its immediate parent.
[4]	This subsidiary/entity is a business trust.
Item 29. Indemnification
Provision is made in Nationwide’s Amended and Restated Code of Regulations and expressly authorized by the General Corporation Law of the State of Ohio, for indemnification by Nationwide of any person who was or is a party or is threatened to be made a party to any threatened, pending or completed action, suit or proceeding, whether civil, criminal, administrative or investigative by reason of the fact that such person is or was a director, officer or employee of Nationwide, against expenses, including attorneys fees, judgments, fines and amounts paid in settlement actually and reasonably incurred by such person in connection with such action, suit or proceeding, to the extent and under the circumstances permitted by the General Corporation Law of the State of Ohio.
Insofar as indemnification for liabilities arising under the Securities Act of 1933 ("Act") may be permitted to directors, officers or persons controlling Nationwide pursuant to the foregoing provisions, Nationwide has been informed that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.
Item 30. Principal Underwriter
Nationwide Investment Services Corporation ("NISC")
a)	NISC serves as principal underwriter and general distributor for the following separate investment accounts of Nationwide or its affiliates:

MFS Variable Account	Nationwide VA Separate Account-C
Multi-Flex Variable Account	Nationwide VA Separate Account-D
Nationwide Variable Account	Nationwide VLI Separate Account
Nationwide Variable Account-II	Nationwide VLI Separate Account-2
Nationwide Variable Account-3	Nationwide VLI Separate Account-3
Nationwide Variable Account-4	Nationwide VLI Separate Account-4
Nationwide Variable Account-5	Nationwide VLI Separate Account-5
Nationwide Variable Account-6	Nationwide VLI Separate Account-6
Nationwide Variable Account-7	Nationwide VLI Separate Account-7
Nationwide Variable Account-8	Nationwide VL Separate Account-A
Nationwide Variable Account-9	Nationwide VL Separate Account-C
Nationwide Variable Account-10	Nationwide VL Separate Account-D
Nationwide Variable Account-11	Nationwide VL Separate Account-G
Nationwide Variable Account-12	Nationwide Provident VA Separate Account 1
Nationwide Variable Account-13	Nationwide Provident VA Separate Account A
Nationwide Variable Account-14	Nationwide Provident VLI Separate Account 1
Nationwide VA Separate Account-A	Nationwide Provident VLI Separate Account A

Nationwide VA Separate Account-B
b)	Directors and Officers of NISC:

President and Director	Tina Ambrozy
Vice President-Chief Compliance Officer	James J. Rabenstine
Vice President-Tax	Daniel P. Eppley
Vice President-Property Management & Accounting and Financial Operations	Peter J. Rothermel
Associate Vice President and Secretary	Kathy R. Richards
Associate Vice President and Treasurer	Christopher Igodan, Jr.
Associate Vice President and Assistant Treasurer	John A. Reese
Associate Vice President and Assistant Treasurer	Sarah E. Zureich
Associate Vice President and Assistant Treasurer	Mark E. Hartman
Assistant Treasurer	Hope C. Hacker
Director	John L. Carter
Director	Eric S. Henderson
The business address of the Directors and Officers of NISC is:
One Nationwide Plaza, Columbus, Ohio 43215.
c)
Name of Principal Underwriter	Net Underwriting Discounts and Commissions	Compensation on Redemption or Annuitization	Brokerage Commissions	Compensation
Nationwide Investment Services Corporation	N/A	N/A	N/A	N/A
Item 31. Location of Accounts and Records
Timothy G. Frommeyer
Nationwide Life Insurance Company
One Nationwide Plaza
Columbus, OH 43215
Item 32. Management Services
Not Applicable
Item 33. Fee Representation
Nationwide Life Insurance Company represents that the fees and charges deducted under the contract in the aggregate are reasonable in relation to the services rendered, the expenses expected to be incurred and risks assumed by Nationwide Life Insurance Company.

SIGNATURES
As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets the requirements of Rule 485(b) under the Securities Act of 1933 for effectiveness of the Registration Statement and has caused this Registration Statement to be signed by the undersigned, duly authorized, in the City of Columbus, and State of Ohio, on April 24, 2018.
Nationwide VLI Separate Account-4
(Registrant)
Nationwide Life Insurance Company
(Depositor)
By: /s/ PAIGE L. RYAN
Paige L. Ryan Attorney-in-Fact
As required by the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities indicated, on April 24, 2018.
KIRT A. WALKER
Kirt A. Walker, President and Chief Operating Officer, and Director
MARK R. THRESHER
Mark R. Thresher, Executive Vice President and Director
TIMOTHY G. FROMMEYER
Timothy G. Frommeyer, Senior Vice President-Chief Financial Officer and Director
ERIC S. HENDERSON
Eric S. Henderson, Senior Vice President - Individual Products & Solutions and Director
JOHN L. CARTER
John L. Carter, Senior Vice President – Nationwide Retirement Plans and Director
STEPHEN S. RASMUSSEN
Stephen S. Rasmussen, Director
By /s/ PAIGE L. RYAN
Paige L. Ryan Attorney-in-Fact